===============================================================================






                     DFA Investment Dimensions Group Inc.
                                     and
                       The DFA Investment Trust Company







                                ANNUAL REPORT








                         Year Ended November 30, 1996




===============================================================================

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                ANNUAL REPORT
                              TABLE OF CONTENTS

                                                                        Page
                                                                       -------
Performance Charts  ....................................                1-7
Schedules of Investments
     The U.S. 9-10 Small Company Portfolio  ............                8-30
     The U.S. 6-10 Small Company Portfolio  ............                 31
     The U.S. Large Company Portfolio  .................                 31
     The Enhanced U.S. Large Company Portfolio  ........                 31
     The U.S. Small Cap Value Portfolio  ...............                 31
     The U.S. Large Cap Value Portfolio  ...............                 31
     The DFA/AEW Real Estate Securities Portfolio  .....               32-33
     The Japanese Small Company Portfolio  .............                 34
     The Pacific Rim Small Company Portfolio  ..........                 34
     The United Kingdom Small Company Portfolio  .......                 34
     The Continental Small Company Portfolio  ..........                 34
     The International Small Company Portfolio  ........                 35
     The RWB/DFA International High Book to Market
        Portfolio ......................................                 35
     The Emerging Markets Portfolio  ...................                 35
     The Large Cap International Portfolio  ............               36-39
     The DFA International Small Cap Value Portfolio  ..               40-51
     The DFA Intermediate Government Fixed Income
        Portfolio ......................................                 52
     The DFA One-Year Fixed Income Portfolio  ..........                 53
     The DFA Five-Year Government Portfolio  ...........                 53
     The DFA Two-Year Global Fixed Income Portfolio  ...                 53
     The DFA Global Fixed Income Portfolio  ............               54-55

Statements of Assets and Liabilities  ..................               56-58

Statements of Operations  ..............................               59-64

Statements of Changes in Net Assets  ...................               65-71

Financial Highlights  ..................................               72-82

Notes to Financial Statements  .........................               83-91

Report of Independent Accountants  .....................                 92

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       THE DFA INVESTMENT TRUST COMPANY
                                ANNUAL REPORT
                              TABLE OF CONTENTS

                                                                         Page
                                                                       --------
Performance Charts  ................................................... 93-97
Statements of Net Assets
     The U.S. 6-10 Small Company Series  .............................. 98-125
     The U.S. Large Company Series  ................................... 126-130
Schedule of Investments -- The Enhanced U.S. Large Company
  Series  ............................................................. 131-132
Statement of Assets and Liabilities -- The Enhanced U.S.
 Large Company Series .................................................  133
Statements of Net Assets
     The U.S. Small Cap Value Series  ................................. 134-147
     The U.S. Large Cap Value Series  ................................. 148-149
     The Japanese Small Company Series  ............................... 150-155
     The Pacific Rim Small Company Series  ............................ 156-167
     The United Kingdom Small Company Series  ......................... 168-174
     The Continental Small Company Series  ............................ 175-185
     The DFA International Value Series  .............................. 186-193
     The Emerging Markets Series  ..................................... 194-200
     The DFA One-Year Fixed Income Series  ............................ 201-202
     The DFA Two-Year Corporate Fixed Income Series  ..................  203
     The DFA Two-Year Government Series  ..............................  204
     The DFA Two-Year Global Fixed Income Series  ..................... 205-207

Statements of Operations  ............................................. 208-210

Statements of Changes in Net Assets  .................................. 211-215

Financial Highlights  ................................................. 216-220

Notes to Financial Statements  ........................................ 221-228

Report of Independent Accountants  ....................................  229

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

U.S. 9-10 Small Company Portfolio
CRSP 9-10 Index
December 1986-November 1996

The following reflects the growth of a $10,000 investment.

                   U.S. 9-10 Small
                  Company Portfolio        CRSP 9-10 Index
                  -----------------        ---------------

Nov-86               10000.00                10000
Dec-86                9738.00                 9636
Jan-87               10656.29                10687.28
Feb-87               11518.38                11503.79
Mar-87               11786.76                11816.69
Apr-87               11417.84                11524.82
May-87               11373.31                11462.59
Jun-87               11675.84                11631.09
Jul-87               12100.84                11879.99
Aug-87               12448.13                12048.69
Sep-87               12347.30                11840.25
Oct-87                8743.12                 8469.33
Nov-87                8396.02                 8015.37
Dec-87                8832.61                 8271.86
Jan-88                9323.71                 8898.87
Feb-88               10032.31                 9498.66
Mar-88               10441.63                 9899.50
Apr-88               10659.86                10040.07
May-88               10469.05                 9776.02
Jun-88               11005.06                10291.21
Jul-88               10977.55                10273.72
Aug-88               10707.50                10050.78
Sep-88               10950.56                10198.53
Oct-88               10815.87                10035.35
Nov-88               10343.22                 9658.02
Dec-88               10750.74                 9919.75
Jan-89               11185.07                10394.91
Feb-89               11277.90                10471.83
Mar-89               11681.65                10713.73
Apr-89               12007.57                10985.86
May-89               12442.25                11300.05
Jun-89               12193.40                11184.79
Jul-89               12689.67                11527.05
Aug-89               12844.49                11757.59
Sep-89               12844.49                11777.58
Oct-89               12068.68                11020.28
Nov-89               12007.13                10926.61
Dec-89               11846.23                10735.39
Jan-90               10941.18                10050.47
Feb-90               11145.78                10192.18
Mar-90               11555.95                10400.11
Apr-90               11248.56                10076.66
May-90               11879.60                10478.72
Jun-90               12050.67                10548.93
Jul-90               11590.33                10090.05
Aug-90               10088.23                 8788.43

Sep-90                9251.91                 7965.84
Oct-90                8722.70                 7437.70
Nov-90                9115.22                 7727.77
Dec-90                9292.06                 7726.22
Jan-91               10073.52                 8520.48
Feb-91               11194.70                 9758.51
Mar-91               11955.94                10539.19
Apr-91               11996.59                10685.68
May-91               12397.28                10968.85
Jun-91               11796.01                10538.88
Jul-91               12276.11                10909.84
Aug-91               12596.52                11242.59
Sep-91               12636.83                11385.38
Oct-91               13037.41                11648.38
Nov-91               12677.58                11243.01
Dec-91               13439.50                11714.10
Jan-92               14955.48                13338.84
Feb-92               15631.47                14056.47
Mar-92               15242.24                13726.14
Apr-92               14627.98                13082.39
May-92               14607.50                13098.09
Jun-92               13849.37                12416.99
Jul-92               14361.80                12813.09
Aug-92               14034.35                12450.48
Sep-92               14218.20                12648.44
Oct-92               14586.45                12996.27
Nov-92               15877.35                14256.91
Dec-92               16577.55                14763.03
Jan-93               17477.71                15617.81
Feb-93               17163.11                15180.51
Mar-93               17659.12                15622.27
Apr-93               17118.75                15142.66
May-93               17704.21                15718.08
Jun-93               17636.94                15746.38
Jul-93               17929.71                15990.45
Aug-93               18537.53                16668.44
Sep-93               19123.32                17181.83
Oct-93               20024.02                17984.22
Nov-93               19673.60                17489.65
Dec-93               20055.27                17694.28
Jan-94               21294.69                18573.69
Feb-94               21245.71                18503.11
Mar-94               20298.15                17603.86
Apr-94               20419.94                17431.34
May-94               20395.44                17417.4
Jun-94               19861.07                16955.83
Jul-94               20226.52                17040.61
Aug-94               20908.15                17802.33
Sep-94               21127.69                18088.95
Oct-94               21370.66                18195.67
Nov-94               20673.97                17493.32
Dec-94               20678.11                17286.90
Jan-95               21263.30                17772.66
Feb-95               21799.13                18344.94
Mar-95               22115.22                18686.15
Apr-95               22893.68                19201.89
May-95               23575.91                19616.65
Jun-95               24915.02                20754.42
Jul-95               26522.04                22070.25
Aug-95               27471.53                22957.47
Sep-95               28007.22                23503.86
Oct-95               26643.27                22288.71
Nov-95               27154.82                22698.82
Dec-95               27803.82                23046.12
Jan-96               27881.67                23368.76
Feb-96               28910.51                24090.86
Mar-96               29569.67                24758.17
Apr-96               32077.18                26852.72
May-96               34479.76                28745.83
Jun-96               32473.03                27072.83
Jul-96               29410.83                24720.20
Aug-96               30810.78                25886.99
Sep-96               31707.38                26697.25
Oct-96               31152.50                26109.91
Nov-96               32049.69                26775.72

Annualized                         One            Five           Ten
Total Return (%)                  Year            Years         Years
----------------------------------------------------------------------------
                                  18.03           20.38          12.35






* The portfolio seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The U.S. 9-10 Small Company Portfolio provides access to publicly traded U.S. small companies with market capitalization of approximately $150 million or less.


* This portfolio's returns in fiscal 1996 reflected the performance of decile 9-10 companies in the U.S.



Past performance is not predictive of future performance.


CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

U.S. 6-10 Small Company Portfolio
CRSP 6-10 Index
April 1992-November 1996

The following reflects the growth of a $10,000 investment.

                   U.S. 6-10 Small
                  Company Portfolio            CRSP 6-10 Index
                  -----------------            ---------------

31-Mar/92            10000                       10000
30-Apr/92            9588                         9606
30-May/92            9566.9064                    9677.0844
30-Jun/92            9102.91144                   9289.033316
30-Jul/92            9505.260125                  9648.518905
30-Aug/92            9309.451767                  9383.184635
30-Sep/92            9463.988666                  9586.799742
30-Oct/92            9763.050708                  9891.659973
30-Nov/92            10670.03812                  10729.48357
30-Dec/92            11078.70058                  11096.43191
30-Jan/92            11454.26853                  11510.32882
28-Feb/92            11193.11121                  11228.32577
30-Mar/92            11453.9107                   11579.77236
30-Apr/93            11098.83947                  11230.06324
30-May/93            11547.23258                  11742.15412
30-Jun/93            11495.27003                  11786.77431
30-Jul/93            11579.1855                   11927.03692
30-Aug/93            11975.19365                  12476.87332
30-Sep/93            12287.7462                   12836.20727
30-Oct/93            12548.24642                  13232.84608
30-Nov/93            12239.55956                  12825.27442
30-Dec/93            12592.05888                  13213.88023
30-Jan/93            12969.82064                  13669.7591
28-Feb/93            12872.54699                  13589.10752
30-Mar/93            12246.9412                   12848.50116
30-Apr/94            12268.9857                   12797.10716
30-May/94            12203.96007                  12681.93319
30-Jun/94            11847.60444                  12353.47112
30-Jul/94            12020.57946                  12567.18618
30-Aug/94            12592.75905                  13286.02922
30-Sep/94            12656.98212                  13333.85893
30-Oct/94            12700.01586                  13320.52507
30-Nov/94            12266.94532                  12805.02075
30-Dec/94            12422.73552                  12972.76652
30-Jan/94            12496.02966                  12994.82023
28-Feb/94            12908.39864                  13469.13116
30-Mar/94            13151.07653                  13756.02366
30-Apr/95            13575.85631                  14115.05587
30-May/95            13854.16136                  14366.30387
30-Jun/95            14556.56734                  15162.1971
30-Jul/95            15453.25189                  16129.54528
30-Aug/95            15889.03359                  16547.3005
30-Sep/95            16179.80291                  16901.41273
30-Oct/95            15343.3071                   16039.44068
30-Nov/95            15794.40033                  16608.84083
30-Dec/95            16171.88649                  16974.23533
30-Jan/95            16210.69902                  17086.26528
29-Feb/95            16752.13637                  17663.78105
30-Mar/95            17113.98251                  18062.9825
30-Apr/96            18250.35095                  19421.31878
30-May/96            19192.06906                  20359.36848
30-Jun/96            18314.99151                  19439.12502
30-Jul/96            16791.18421                  17644.89378
30-Aug/96            17771.78937                  18680.64905
30-Sep/96            18326.2692                   19412.93049
30-Oct/96            18055.04042                  19044.08481
30-Nov/96            18751.96498                  19636.35585

Annualized                        One               From
Total Return(%)                   Year           April 1992
----------------------------------------------------------------------------
                                 18.73             14.42



* The portfolio seeks to capture premium returns and diversification benefits by investing in the U.S. 6-10 Small Company Series of the DFA Investment Trust Company which in turn invests in a broad cross-section of U.S. small companies on a market cap-weighted basis.



* This portfolio's returns in fiscal 1996 reflected the performance of decile 6-10 companies in the U.S.



Past performance is not predictive of future performance.


CRSP 6-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

U.S. Large Company Portfolio vs.
S&P 500 Index
January 1991-November 1996

The following reflects the growth of a $10,000 investment.

                          U.S. Large
                       Company Portfolio           S&P 500 Index
                       -----------------           -------------

12/31/90                   10000                     10000
1/31/91                    10440                     10442
2/28/91                    11180.196                 11189.6472
3/31/91                    11440.69457               11455.9608
4/30/91                    11461.28782               11488.03749
5/31/91                    11954.12319               11979.7255
6/30/91                    11409.01518               11432.25204
7/31/91                    11936.11168               11967.28144
8/31/91                    12220.19113               12248.51255
9/30/91                    12007.55981               12047.63695
10/31/91                   12170.86262               12209.07528
11/30/91                   11680.37686               11715.82864
12/31/91                   13011.93982               13054.94785
1/31/92                    12773.82132               12812.12582
2/29/92                    12938.60362               12976.12103
3/31/92                    12690.18243               12721.78906
4/30/92                    13053.12164               13091.99312
5/31/92                    13126.21913               13162.68989
6/30/92                    12928.01322               12971.83088
7/31/92                    13439.96254               13494.59567
8/31/92                    13168.4753                13222.00484
9/30/92                    13314.64537               13374.05789
10/31/92                   13357.25224               13422.2045
11/30/92                   13810.06309               13874.53279
12/31/92                   13963.35479               14056.28917
1/31/93                    14069.47629               14158.90008
2/28/93                    14249.56558               14350.04523
3/31/93                    14545.95655               14658.57121
4/30/93                    14183.76223               14299.43621
5/31/93                    14556.79517               14685.52099
6/30/93                    14590.2758                14733.98321
7/31/93                    14526.07859               14664.73349
8/31/93                    15063.5435                15223.45983
9/30/93                    14956.59234               15110.80623
10/31/93                   15258.7155                15417.5556
11/30/93                   15116.80945               15272.63057
12/31/93                   15305.76957               15460.48393
1/31/94                    15800.14593               15978.41014
2/28/94                    15371.96197               15546.99307
3/31/94                    14710.96761               14870.69887
4/30/94                    14909.56567               15064.01795
5/31/94                    15140.66394               15309.56145
6/30/94                    14774.25987               14931.41528
7/31/94                    15251.46846               15425.64512
8/31/94                    15872.20323               16053.46888
9/30/94                    15503.96811               15666.58028
10/31/94                   15838.85383               16025.34497
11/30/94                   15274.99063               15437.21481
12/31/94                   15502.58799               15662.59815
1/31/95                    15897.90398               16069.8257
2/28/95                    16517.92224               16693.33493
3/31/95                    16995.29019               17187.45765
4/30/95                    17481.35549               17687.61267
5/31/95                    18184.10598               18386.27337
6/30/95                    18605.97724               18818.35079
7/31/95                    19219.97449               19445.00187
8/31/95                    19254.57044               19497.50338
9/30/95                    20076.7406                20314.44877

10/31/95                   19996.43364               20243.3482
11/30/95                   20856.28029               21134.05552
12/31/95                   21250.46398               21525.03555
1/31/96                    21979.3549                22265.49677
2/29/96                    22163.98148               22479.24554
3/31/96                    22381.1885                22695.04629
4/30/96                    22705.71573               23028.66348
5/31/96                    23273.35862               23622.80299
6/30/96                    23366.45206               23719.65648
7/31/96                    22326.64494               22664.13177
8/31/96                    22804.43514               23144.61136
9/30/96                    24072.36174               24445.33852
10/31/96                   24727.12998               25115.1408
11/30/96                   26586.61015               27021.37999


Annualized               One               Five          From
Total Return(%)          Year              Years      January 1991
----------------------------------------------------------------------------
                        27.48              17.88        17.97



* The portfolio provides access to U.S. large companies by investing in the U.S. Large Company Series of the DFA Investment Trust Company which in turn invests primarily in the securities comprising the S&P 500 Index.


* This portfolio's returns in fiscal 1996 were reflective of the performance of the S&P 500 Index.


Past performance is not predictive of future performance.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS


Enhanced U.S. Large Company Portfolio vs.
S&P 500 Index
August 1996-November 1996

The following reflects the growth of a $10,000 investment.


                  Enhanced U.S. Large
                   Company Portfolio       S&P 500 Index
                  -------------------      -------------

7/31/96                 10000                10000
8/31/96                 10203                10212
9/30/96                 10801.9161           10785.9144
10/31/96                11167.02086          11081.44845
11/30/96                12010.13094          11922.53039



Annualized                        From
Total Return(%)                August 1996
--------------------------------------------
                                 20.10



* The portfolio invests in the Enhanced U.S. Large Company Series, which in turn seeks to capture return premiums associated with an enhanced cash portfolio in combination with the S&P 500 Index futures and swaps.


* This was a new portfolio and its year-to-date returns in fiscal 1996 reflected the performance of its strategy.

Past performance is not predictive of future performance.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

U.S. Small Cap Value Portfolio vs.
Fama-French Small Cap Value Index
March 1993-November 1996

The following reflects the growth of a $10,000 investment.



                U.S. Small Cap              Fama-French
                Value Portfolio        Small Cap Value Index
                ---------------        ---------------------

Feb-93            10000                     10000
Mar 93            10343                     10372
Apr 93            10123.7284                10047.3564
May 93            10395.04432               10456.28381
Jun 93            10395.04432               10443.73626
Jul 93            10707.93516               10588.9042
Aug 93            11051.65987               10927.74913
Sep 93            11437.3628                11125.54139
Oct 93            11822.80193               11570.56305
Nov 93            11613.53834               11386.5911
Dec 93            11845.8091                11675.81051
Jan 94            12457.05285               12229.24393
Feb 94            12414.69887               12155.86846
Mar 94            12003.77234               11652.61551
Apr 94            12087.79875               11737.6796
May 94            12119.22702               11698.94526
Jun 94            11897.44517               11457.94699
Jul 94            12097.32225               11740.95828
Aug 94            12508.6312                12162.45868
Sep 94            12466.10186               12110.16011
Oct 94            12286.58999               11904.28739
Nov 94            11865.15995               11509.06505
Dec 94            11988.55762               11604.59029
Jan 95            12106.04548               11792.58465
Feb 95            12533.38889               12271.36358
Mar 95            12682.53622               12413.7114
Apr 95            13131.498                 12803.50194
May 95            13493.92734               13076.21653
Jun 95            14028.28686               13507.73168
Jul 95            14785.81436               14050.74249
Aug 95            15256.00325               14501.77132
Sep 95            15448.22889               14743.95091
Oct 95            14689.72085               14086.3707
Nov 95            15236.17847               14482.19771
Dec 95            15499.76436               14709.56822
Jan 96            15445.51518               14916.97313
Feb 96            15783.77196               15149.67791
Mar 96            16219.40407               15660.22205
Apr 96            17059.5692                16200.49971
May 96            17724.8924                16837.17935
Jun 96            17354.44215               16569.4682
Jul 96            16274.99585               15686.31555
Aug 96            17017.13566               16335.72901
Sep 96            17583.80628               16752.2901
Oct 96            17713.92644               16703.70846
Nov 96            18553.56656               17468.73831

Annualized                        One               From
Total Return(%)                   Year           March 1993
----------------------------------------------------------------------------
                                 21.77             17.92



* The portfolio seeks to capture return premiums associated with high book-to-market ratios by investing in the U.S. Small Cap Value Series of the DFA Investment Trust Company which in turn invests on a market cap-weighted basis in companies that have market caps of approximately $600 million or less and book-to-market ratios in the upper 30% of publicly traded U.S. companies.


* This portfolio's returns in fiscal 1996 reflected the performance of small U.S. companies with high book-to-market ratios.


Past performance is not predictive of future performance.

Fama-French Small Cap Value Index courtesy of
Fama-French and CRSP, University of Chicago.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

U.S. Large Cap Value Portfolio vs.
Fama-French Large Cap Value Index
March 1993-November 1996

The following reflects the growth of a $10,000 investment.

                         U.S. Large Cap         Fama-French Large Cap
                         Value Portfolio            Value Index
                         ---------------        ---------------------

2/28/93                    10000                     10000
3/31/93                    10109                     10302
4/30/93                    10079.6839                10247.3994
5/31/93                    10188.54449               10333.47755
6/30/93                    10396.39079               10500.87989
7/31/93                    10545.05918               10622.6901
8/31/93                    10802.35863               10979.61249
9/30/93                    10614.39759               10868.7184
10/31/93                   10742.8318                10906.75891
11/30/93                   10633.25491               10742.06685
12/31/93                   10894.83298               11018.13797
1/31/94                    11197.70934               11241.80617
2/28/94                    10693.81242               10748.29088
3/31/94                    10260.71302               10273.21643
4/30/94                    10421.80621               10418.06878
5/31/94                    10350.93793               10290.96834
6/30/94                    10135.63842               10097.49813
7/31/94                    10574.51156               10541.78805
8/31/94                    10881.1724                10821.14543
9/30/94                    10563.44216               10422.92728
10/31/94                   10769.42929               10620.9629
11/30/94                   10285.88191               10372.43237
12/31/94                   10400.0552                10403.54967
1/31/95                    10639.25647               10809.2881
2/28/95                    11242.50231               11311.92
3/31/95                    11419.0096                11354.9053
4/30/95                    11826.66824               11718.26226
5/31/95                    12442.83766               12346.36112
6/30/95                    12715.3358                12550.07608
7/31/95                    13272.26751               12926.57836
8/31/95                    13661.14495               13163.13475
9/30/95                    14133.82056               13694.92539
10/31/95                   13552.92054               13395.00652
11/30/95                   14295.62058               13886.60326
12/31/95                   14389.97168               14233.76835
1/31/96                    14800.08587               14571.10866
2/29/96                    15016.16713               14568.19443
3/31/96                    15534.22489               14807.11282
4/30/96                    15793.64645               14823.40065
5/31/96                    16052.66225               15047.234
6/30/96                    15582.31925               15044.22455
7/31/96                    14885.78958               14212.27893
8/31/96                    15484.19832               14675.59923
9/30/96                    15784.59176               14961.77341
10/31/96                   16297.591                 15413.61897
11/30/96                   17477.53658               16281.40572

Annualized                        One               From
Total Return(%)                   Year           March 1993
----------------------------------------------------------------------------
                                 22.26              16.05



* The portfolio seeks to capture return premiums associated with high book-to-market ratios by investing in the U.S. Large Cap Value Series of the DFA Investment Trust Company which in turn invests on a market cap-weighted basis in companies that have market caps of approximately $600 million or more and book-to-market ratios in the upper 30% of publicly traded companies.


* This portfolio's returns in fiscal 1996 reflected the performance of large U.S. companies with high book-to-market ratios.


Past performance is not predictive of future performance.

Fama-French Small Cap Value Index courtesy of
Fama-French and CRSP, University of Chicago.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

DFA/AEW Real Estate Securities Portfolio vs.
S&P 500 Index
January 1993-November 1996

The following reflects the growth of a $10,000 investment.

                     DFA/AEW
                   Real Estate               S&P
               Securities Portfolio       500 Index
----------------------------------------------------
12/31/92           10000                 10000
1/31/93            10370                 10073
2/28/93            10419.776             10208.9855
3/31/93            10779.25827           10428.47869
4/30/93            10339.46453           10172.98096
5/31/93            10349.804             10447.65145
6/30/93            10660.29812           10482.1287
7/31/93            10940.66396           10432.86269
8/31/93            11341.09226           10830.35476
9/30/93            11851.44141           10750.21013
10/31/93           11691.44695           10968.4394
11/30/93           11109.21289           10865.33607
12/31/93           11545.80496           10998.9797
1/31/94            11800.96725           11367.44552
2/28/94            11739.60222           11060.52449
3/31/94            11096.27202           10579.39168
4/30/94            11065.20246           10716.92377
5/31/94            11004.34384           10891.60963
6/30/94            10729.23525           10622.58687
7/31/94            10760.35003           10974.1945
8/31/94            10944.35202           11420.84421
9/30/94            10587.56614           11145.60187
10/31/94           10148.18215           11400.83615
11/30/94           9804.158771           10982.42546
12/31/94           10576.72648           11142.76887
1/31/95            10278.4628            11432.48086
2/28/95            10449.08528           11876.06112
3/31/95            10428.18711           12227.59253
4/30/95            10375.00335           12583.41547
5/31/95            10791.04099           13080.46039
6/30/95            11015.49464           13387.8512
7/31/95            11143.27438           13833.66665
8/31/95            11217.93432           13871.01755
9/30/95            11409.76099           14452.21319
10/31/95           11046.93059           14401.63044
11/30/95           11178.38907           15035.30218
12/31/95           11853.56377           15313.45527
1/31/96            11967.35798           15840.23813
2/29/96            12114.55648           15992.30442
3/31/96            12125.45958           16145.83054
4/30/96            12114.54667           16383.17425
5/31/96            12375.00942           16805.86014
6/30/96            12601.4721            16874.76417
7/31/96            12658.17872           16123.83716
8/31/96            13111.34152           16465.66251
9/30/96            13394.54649           17391.03274
10/31/96           13722.71288           17867.54704
11/30/96           14334.74588           19223.69386

Annualized             One             From
Total Return (%)       Year        January 1993
-----------------------------------------------
                      28.24            9.63

* This portfolio invests in equity REITs. The portfolio invests on a market cap-weighted basis.

* This portfolio's returns in fiscal 1996 reflected the performance of U.S. Equity REITs.

* The portfolio does not purchase health care REITs.

The index to which the DFA/AEW Real Estate Securities Portfolio is compared has been changed from the NAREIT Index (excluding Health Care REITs) to the S&P 500 Index. There are two reasons for this change:
1) The S&P 500 Index is a broad-based index, whereas the NAREIT Index is composed of securities mainly within one particular industry;
2) The NAREIT Index cannot be obtained in a timely manner in order to compare the portfolio to the index for the fiscal year.

Past performance is not predictive of future performance.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Japanese Small Company Portfolio vs.
Japanese Large Company Stocks
December 1986-November 1996

The following reflects the growth of a $10,000 investment.


                        Japanese Small             Japanese Large
                       Company Portfolio           Company Stocks
                       -----------------           --------------

11/30/86                  10000                     10000
12/31/86                  10094                     10629
1/31/87                   10819.7586                12240.3564
2/28/87                   10986.38288               12425.18578
3/31/87                   11887.26628               13820.53414
4/30/87                   12639.73023               15957.18872
5/31/87                   13898.64737               15928.46578
6/30/87                   14490.72974               14749.75932
7/31/87                   14848.65077               14220.24296
8/31/87                   16906.67376               15956.53462
9/30/87                   16803.54305               15431.56463
10/31/87                  16470.8329                14288.08569
11/30/87                  17309.1983                14876.75482
12/31/87                  18934.53202               15079.07869
1/31/88                   19601.02754               15828.5089
2/29/88                   20867.25392               17077.37825
3/31/88                   22209.01835               18306.94949
4/30/88                   23608.18651               18493.68037
5/31/88                   25123.83208               17678.10907
6/30/88                   24176.66361               17055.83963
7/31/88                   22728.48146               17744.89555
8/31/88                   21912.52898               16479.6845
9/30/88                   21978.26656               17282.24513
10/31/88                  23138.71904               18536.93613
11/30/88                  25552.08743               20353.55587
12/31/88                  25079.37382               20408.51047
1/31/89                   26890.10461               20371.77515
2/28/89                   27403.7056                20828.10291
3/31/89                   27063.89965               20105.36774
4/30/89                   28622.78027               20109.38882
5/31/89                   27752.64775               19079.78811
6/30/89                   26856.23723               18095.27104
7/31/89                   29772.82459               20505.56115
8/31/89                   28641.45726               18988.14962
9/30/89                   32473.68424               20330.6118
10/31/89                  31769.00529               19789.81752
11/30/89                  33379.69386               20797.11924
12/31/89                  34738.2474                20851.19175
1/31/90                   34116.43277               19510.46012
2/28/90                   32946.23913               17518.44214
3/31/90                   27823.09894               14153.1494
4/30/90                   25363.537                 14287.60432
5/31/90                   30289.13588               16326.44546
6/30/90                   30567.79593               15536.2455
7/31/90                   32007.53912               15379.32942
8/31/90                   27171.19996               13832.16888
9/30/90                   22750.44573               11577.52535
10/31/90                  29821.28426               14458.01366
11/30/90                  23660.20693               12653.65356
12/31/90                  23149.14646               13306.58208
1/31/91                   22102.80504               13692.47296
2/28/91                   27131.19319               15320.508
3/31/91                   26393.22473               14350.71984
4/30/91                   27332.82353               14822.85852
5/31/91                   26890.03179               14705.75794
6/30/91                   25074.95465               13646.94337
7/31/91                   25007.25227               14098.65719
8/31/91                   22243.95089               13310.54226
9/30/91                   25084.50342               14473.88365
10/31/91                  26908.14682               15180.20917
11/30/91                  24039.73837               14038.65744
12/31/91                  24794.58615               14480.87515
1/31/92                   23924.29618               13832.13194
2/29/92                   22799.85426               12667.46643
3/31/92                   20228.0307                11296.84657
4/30/92                   18223.43286               10605.47956
5/31/92                   20718.22082               11469.82614
6/30/92                   18801.78539               10421.48403

7/31/92                   17354.04791               10283.92044
8/31/92                   19712.46303               12118.57185
9/30/92                   19546.87834               11822.8787
10/31/92                  18401.43127               11290.84915
11/30/92                  18508.15957               11585.54032
12/31/92                  18323.07797               11423.34275
1/31/93                   17930.9641                11354.8027
2/28/93                   18886.68449               11851.00757
3/31/93                   21914.22001               13521.99964
4/30/93                   25736.05998               15872.12318
5/31/93                   29135.79351               16324.47869
6/30/93                   27536.23844               16100.83333
7/31/93                   28590.87638               17189.24967
8/31/93                   29042.61222               17567.41316
9/30/93                   27494.64099               16669.71835
10/31/93                  25242.8299                16626.37708
11/30/93                  20272.51669               13894.66332
12/31/93                  20917.18272               14285.10336
1/31/94                   25090.16067               16690.71477
2/28/94                   26347.17772               17403.40829
3/31/94                   26866.21712               16668.98446
4/30/94                   27924.74608               17329.07625
5/31/94                   28203.99354               17732.84372
6/30/94                   30592.87179               18642.53861
7/31/94                   29491.52841               17967.67871
8/31/94                   29137.63007               18093.45246
9/30/94                   27820.60919               17619.404
10/31/94                  28557.85533               18146.22418
11/30/94                  26270.37112               17228.02524
12/31/94                  27084.75262               17451.98957
1/31/95                   26161.16256               16321.10064
2/28/95                   24424.06136               15620.92543
3/31/95                   25828.44489               17034.61918
4/30/95                   26750.52038               17891.46052
5/31/95                   23973.81636               16757.14193
6/30/95                   22698.40933               16003.07054
7/31/95                   24555.13921               17174.4953
8/31/95                   24577.23884               16595.71481
9/30/95                   23729.3241                16615.62967
10/31/95                  22891.67896               15788.17131
11/30/95                  24551.32568               16714.93697
12/31/95                  26117.70026               17592.47116
1/31/96                   26676.61905               17340.89882
2/29/96                   26183.10159               17037.43309
3/31/96                   27102.12846               17628.63202
4/30/96                   29937.0111                18649.32981
5/31/96                   28712.58734               17700.07893
6/30/96                   28393.87762               17781.49929
7/31/96                   26173.47639               16970.66292
8/31/96                   25440.61905               16215.46842
9/30/96                   25539.83747               16765.1728
10/31/96                  23744.38689               15660.34791
11/30/96                  23010.68534               15965.7247

Annualized                  One              Five           Ten
Total Return(%)             Year             Years         Years
----------------------------------------------------------------------------
                           -6.28             -0.87          8.69


* The portfolio's objective is to capture premium returns and diversification benefits by investing in the Japanese Small Company Series which in turn invests in a broad cross-section of small companies on a market cap-weighted basis. The Japanese Small Company Portfolio provides access to publicly traded small companies listed on the lower half of companies on the first section of Tokyo Stock Exchange. Currently, these companies have market capitalization of approximately $780 million or less.

* Prior to August 9, 1996, the portfolio invested directly in the Japanese Small Company Stock.

* This portfolio's returns in fiscal 1996 reflected the performance of small cap companies in Japan.

Past performance is not predictive of future performance.


Japanese Large Company Stocks courtesy of Morgan Stanley Capital International.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Pacific Rim Small Company Portfolio vs.
Pacific Rim Large Company Stocks
February 1993-November 1996

The following reflects the growth of a $10,000 investment.

                   Pacific Rim               Pacific Rim
                  Small Company             Large Company
                    Portfolio                  Stocks
               -------------------        -----------------

1/31/93             10000                     10000
2/28/93             0741                      10770
3/31/93             11294.1615                10953.09
4/30/93             12400.98933               11511.69759
5/31/93             13419.11055               11949.1421
6/30/93             13043.37546               11590.66784
7/31/93             13280.76489               11996.34121
8/31/93             13626.06478               12908.06314
9/30/93             14179.28301               13153.31634
10/31/93            16016.91808               15284.15359
11/30/93            16374.09536               14825.62898
12/31/93            19034.88585               17909.35981
1/31/94             17986.06364               17425.80709
2/28/94             18176.71592               16571.94255
3/31/94             16257.25472               14782.17275
4/30/94             16676.69189               15462.1527
5/31/94             16686.6979                15972.40374
6/30/94             16226.14504               15269.61797
7/31/94             16685.34494               16078.90773
8/31/94             17654.76349               17156.19454
9/30/94             18255.02544               16710.13348
10/31/94            18415.66967               16977.49562
11/30/94            17073.16735               15619.29597
12/31/94            16738.53327               15385.00653
1/31/95             14952.53177               14061.89597
2/28/95             15493.81342               15369.65229
3/31/95             15548.04177               15538.71847
4/30/95             15299.2731                15740.72181
5/31/95             15830.15787               16811.09089
6/30/95             15895.06152               16491.68017
7/31/95             16923.472                 17167.83905
8/31/95             16610.38777               16721.47524
9/30/95             16751.57607               16938.85442
10/31/95            16242.32815               16633.95504
11/30/95            16005.19016               16783.66063
12/31/95            16259.67269               17438.2234
1/31/96             17383.21607               18589.14614
2/29/96             17485.77704               18867.98333
3/31/96             17760.30374               19113.26712
4/30/96             19181.12804               19648.4386
5/31/96             18630.62967               19451.95421
6/30/96             18114.56123               19082.36708
7/31/96             17507.72343               18128.24873
8/31/96             18011.94586               18944.01992
9/30/96             18287.52863               19436.56444
10/31/96            18483.20519               19961.35168
11/30/96            19056.18455               21039.26467

Annualized                One                              From
Total Return (%)          Year                        February 1993
---------------------------------------------------------------------
                          19.06                          18.32



* The portfolio's objective is to capture premium returns and diversification benefits by investing in the Pacific Rim Small Company Series which in turn invests in a broad cross-section of small companies on a market cap-weighted basis. The Pacific Rim Small Company Portfolio provides access to publicly traded small companies listed on the major exchanges of Hong Kong, Singapore, Australia, Korea and Malaysia. Currently, these companies have market capitalization of approximately $625 million or less.

* Prior to August 9, 1996, the portfolio invested directly in the Pacific Rim Small Company Stocks.

* This portfolio's returns in fiscal 1996 reflected the performance of small companies in the Pacific Rim Region.


Past performance is not predictive of future performance.

Pacific Rim Large Company Stocks courtesy of Morgan Stanley Capital
International.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

United Kingdom Small Company Portfolio vs.
United Kingdom Large Company Stocks
December 1986-November 1996

The following reflects the growth of a $10,000 investment.


                        United Kingdom            United Kingdom
                    Small Company Portfolio    Large Company Stocks
                    -----------------------    ---------------------

11/30/86                   10000                      10000
12/31/86                   10642                      10610
1/31/87                    11767.9236                 11734.66
2/28/87                    13251.85877                13095.88056
3/31/87                    14614.14985                13868.53751
4/30/87                    15654.67732                14700.64976
5/31/87                    16584.56515                15494.48485
6/30/87                    18000.88701                16207.23115
7/31/87                    19345.55327                16661.03363
8/31/87                    18968.31498                16357.80281
9/30/87                    19753.60322                17214.95168
10/31/87                   16322.40234                13434.54829
11/30/87                   14744.02604                12860.89308
12/31/87                   16116.69486                14534.09527
1/31/88                    16000.65466                14359.68613
2/29/88                    15967.05328                14187.36989
3/31/88                    17282.73847                15130.82999
4/30/88                    17714.80694                15634.68663
5/31/88                    17773.2658                 15287.59659
6/30/88                    17135.20556                14894.70535
7/31/88                    17457.34742                14964.71047
8/31/88                    16413.39805                14011.45841
9/30/88                    16639.90294                14662.99123
10/31/88                   17859.60782                15673.27132
11/30/88                   18232.87363                15956.95754
12/31/88                   17195.42312                15553.24651
1/31/89                    18221.98988                17187.89272
2/28/89                    18755.89418                16962.73132
3/31/89                    18680.8706                 17005.13815
4/30/89                    18693.94721                17295.92601
5/31/89                    17420.88941                16176.8796
6/30/89                    17140.41309                16183.35035
7/31/89                    18816.74549                18552.59284
8/31/89                    17633.1722                 18027.55447
9/30/89                    17934.69944                18087.0454
10/31/89                   15520.6889                 16377.81961
11/30/89                   15424.46063                17201.62393
12/31/89                   16118.56135                18686.12408
1/31/90                    16953.50283                19020.6057
2/28/90                    16539.83736                18469.00813
3/31/90                    15740.96322                17926.0193
4/30/90                    14765.0235                 16771.58365
5/31/90                    15918.17183                19067.61345
6/30/90                    17086.56565                20213.57702
7/31/90                    18024.6181                 21185.85008
8/31/90                    16213.14398                19842.66718
9/30/90                    14549.67541                18058.8114
10/31/90                   15281.52408                19467.39869
11/30/90                   15081.33612                20242.20116
12/31/90                   15043.63278                20260.41914
1/31/91                    14614.88924                20823.65879
2/28/91                    16124.6073                 22441.65708
3/31/91                    16148.79421                21157.9943
4/30/91                    16100.34783                21141.0679
5/31/91                    15718.76959                20986.73811
6/30/91                    14464.41177                19379.15397
7/31/91                    15139.8998                 21528.30214
8/31/91                    15680.39423                22025.60592
9/30/91                    17333.10778                23038.78379
10/31/91                   17173.64319                23299.12205
11/30/91                   16974.42893                21561.00755
12/31/91                   17264.69166                23389.38099
1/31/92                    17035.07126                23249.0447
2/29/92                    16953.30292                22832.8868
3/31/92                    16100.55178                21296.23352
4/30/92                    17895.76331                24222.336
5/31/92                    19436.58853                25632.07596
6/30/92                    18657.18133                24827.22877

7/31/92                    16789.59748                23675.24536
8/31/92                    16223.78804                23637.36497
9/30/92                    15329.85732                23360.8078
10/31/92                   13585.31956                21487.27101
11/30/92                   13420.93719                21753.71317
12/31/92                   14854.29328                22695.64895
1/31/93                    15788.62833                22380.17943
2/28/93                    15499.69643                21914.6717
3/31/93                    16739.67215                23472.80486
4/30/93                    17886.33969                24249.7547
5/31/93                    18108.1303                 24421.92796
6/30/93                    17793.04883                23987.21764
7/31/93                    17487.00839                23958.43298
8/31/93                    18922.69178                25630.7316
9/30/93                    18854.57009                25353.9197
10/31/93                   18914.90472                26253.98385
11/30/93                   18309.62776                26169.9711
12/31/93                   19402.71254                28245.24981
1/31/94                    22035.66063                29784.61592
2/28/94                    21940.90729                28417.50205
3/31/94                    20677.11103                27022.2027
4/30/94                    21421.48703                27846.37988
5/31/94                    20755.27878                26626.70844
6/30/94                    20122.24278                26794.45671
7/31/94                    20615.23773                28337.81741
8/31/94                    21334.70953                29706.53399
9/30/94                    21048.82442                28200.41272
10/31/94                   21446.6472                 29951.65835
11/30/94                   20479.40341                28801.51467
12/31/94                   20303.28054                28772.71316
1/31/95                    20242.3707                 28352.63154
2/28/95                    19924.56548                28565.27628
3/31/95                    20755.41986                30579.12826
4/30/95                    21286.75861                31254.92699
5/31/95                    22021.15178                31958.16285
6/30/95                    21959.49256                31990.12101
7/31/95                    22905.94668                33733.58261
8/31/95                    22878.45955                33143.24491
9/30/95                    23338.31659                34260.17227
10/31/95                   23020.91548                34404.06499
11/30/95                   22199.0688                 34393.74377
12/31/95                   22485.43679                35325.81423
1/31/96                    22584.37271                35265.76034
2/29/96                    23383.8595                 35812.37963
3/31/96                    24085.37529                36020.09143
4/30/96                    25231.83915                36949.40979
5/31/96                    26160.37083                37581.24469
6/30/96                    25922.31146                37359.51535
7/31/96                    25053.91402                37393.13891
8/31/96                    25913.26327                39236.62066
9/30/96                    26099.83877                39840.86462
10/31/96                   27355.24101                41856.81237
11/30/96                   28134.86538                43928.72458

Annualized                  One              Five            Ten
Total Return(%)             Year             Years          Years
----------------------------------------------------------------------------
                           26.74             10.63          10.90


* The portfolio's objective is to capture premium returns and diversification benefits by investing in the U.K. Small Company Series which in turn invests in a broad cross-section of small companies on a market cap-weighted basis. The United Kingdom Small Company Portfolio provides access to publicly traded small companies in the lower half by market cap of companies traded on the London Stock Exchange. Currently these companies have market capitalization of approximately $550 million or less.

* Prior to August 9, 1996, the portfolio invested directly in the United Kingdom Small Company Stocks.

* This portfolio's returns in fiscal 1996 reflected the performance of small companies in the United Kingdom.

Past performance is not predictive of future performance.


United Kingdom Large Company Stocks courtesy of Morgan Stanley Capital International.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Continental Small Company Portfolio vs.
Continental Large Company Stocks
July 1988-November 1996

The following reflects the growth of a $10,000 investment.


                        Continental Small            Continental Large
                        Company Portfolio             Company Stocks
                        -----------------            -----------------

6/30/88                     10000                       10000
7/31/88                     9841                        9978
8/31/88                     9791.795                    9678.66
9/30/88                     10437.07429                 10244.86161
10/31/88                    11399.37254                 11288.81301
11/30/88                    11905.50468                 11444.59863
12/31/88                    12045.98964                 11675.77952
1/31/89                     12255.58986                 11569.52993
2/28/89                     12315.64225                 11556.80344
3/31/89                     12475.7456                  11655.03627
4/30/89                     13285.42148                 12089.76913
5/31/89                     13005.09909                 11617.05915
6/30/89                     13465.4796                  12332.67
7/31/89                     14475.39057                 13557.30413
8/31/89                     14495.65612                 13489.51761
9/30/89                     15755.32863                 13909.0416
10/31/89                    15196.01447                 13235.84399
11/30/89                    16145.76537                 13994.25785
12/31/89                    17429.35372                 15558.81588
1/31/90                     17347.43575                 15446.7924
2/28/90                     17049.05986                 15113.14169
3/31/90                     17831.61171                 15684.41844
4/30/90                     18273.83568                 15576.19596
5/31/90                     18789.15784                 16355.00576
6/30/90                     19437.38379                 16732.80639
7/31/90                     20630.83915                 17438.93082
8/31/90                     18285.11274                 15290.45454
9/30/90                     16370.66144                 13246.12077
10/31/90                    17328.34513                 14401.1825
11/30/90                    16711.45604                 14173.64382
12/31/90                    16719.81177                 13915.6835
1/31/91                     16248.31308                 14356.81067
2/28/91                     17362.94736                 15681.94429
3/31/91                     15949.60344                 14493.25291
4/30/91                     15949.60344                 14374.40824
5/31/91                     16013.40186                 15019.81917
6/30/91                     15081.42187                 13771.6722
7/31/91                     15413.21315                 14322.53908
8/31/91                     15413.21315                 14520.19012
9/30/91                     15874.06822                 14886.09891
10/31/91                    15370.86026                 14627.08079
11/30/91                    15189.48411                 14532.00477
12/31/91                    16030.98153                 15605.91992
1/31/92                     15766.47033                 15710.47958
2/29/92                     15686.06134                 15933.56839
3/31/92                     15489.98557                 15605.33689
4/30/92                     15420.28063                 15856.58281
5/31/92                     16017.04549                 16768.33632
6/30/92                     16085.91879                 16684.49464
7/31/92                     15683.77082                 16118.89027
8/31/92                     15741.80077                 16067.30982
9/30/92                     14833.49887                 15826.30017
10/31/92                    13661.65246                 14829.24326
11/30/92                    13086.49689                 14710.60932
12/31/92                    12850.93994                 14872.42602
1/31/93                     13253.17436                 15140.12969
2/28/93                     13253.17436                 15670.03423
3/31/93                     13962.21919                 16281.16556
4/30/93                     14576.55684                 16574.22654
5/31/93                     14599.87933                 16806.26571
6/30/93                     13831.92568                 16520.5592
7/31/93                     13772.4484                  16652.72367
8/31/93                     15273.64527                 18301.34331
9/30/93                     15308.77465                 18337.946
10/31/93                    15426.65222                 19144.81562
11/30/93                    15082.63788                 18455.60226
12/31/93                    16102.2242                  19858.22803
1/31/94                     17316.3319                  20950.43058

2/28/94                     17544.90748                 20384.76895
3/31/94                     18109.8535                  20262.46034
4/30/94                     18807.08286                 21174.27105
5/31/94                     18530.61874                 20390.82302
6/30/94                     18350.87174                 20044.17903
7/31/94                     18807.80845                 21086.47634
8/31/94                     18999.64809                 21487.11939
9/30/94                     18579.75587                 20713.58309
10/31/94                    18590.90373                 21459.27208
11/30/94                    17826.81758                 20708.19756
12/31/94                    17874.94999                 20894.57134
1/31/95                     17753.40033                 20831.88763
2/28/95                     18081.83824                 21498.50803
3/31/95                     18349.44944                 22186.46029
4/30/95                     18714.60349                 23118.29162
5/31/95                     19019.65152                 23580.65745
6/30/95                     19276.41682                 23910.78666
7/31/95                     19752.54431                 25130.23677
8/31/95                     18790.59541                 23974.24588
9/30/95                     18801.86976                 24717.44751
10/31/95                    18192.68918                 24569.14282
11/30/95                    17590.51117                 24765.69596
12/31/95                    17878.99555                 25632.49532
1/31/96                     18247.30286                 25914.45277
2/29/96                     19035.58635                 26536.39964
3/31/96                     19338.25217                 27093.66403
4/30/96                     19338.25217                 27147.85136
5/31/96                     19784.96579                 27310.73847
6/30/96                     19955.1165                  27829.6425
7/31/96                     19522.09047                 27245.22
8/31/96                     19600.17883                 27762.87918
9/30/96                     19337.53644                 28318.13677
10/31/96                    19679.81083                 28657.95441
11/30/96                    20047.82329                 30033.53622


Annualized                  One              Five            From
Total Return(%)             Year             Years         July 1988
----------------------------------------------------------------------------
                           13.97             5.71            8.61


* The portfolio's objective is to capture premium returns and diversification benefits by investing in the Continental Small Company Series which in turn invests in a broad cross-section of small companies on a market cap-weighted basis. The Continental Small Company Portfolio provides access to publicly traded small companies listed on the major exchanges of France, Germay, Italy, Switzerland, the Netherlands, Belgium and Spain. Currently, these companies have market capitalization of approximately $750 million or less.

* Prior to August 9, 1996, the portfolio invested directly in the Continental Small Company Stock.

* This portfolio's returns in fiscal 1996 reflected the performance of small companies in Continental Europe.

Past performance is not predictive of future performance.


Continental Large Company Stocks courtesy of Morgan Stanley Capital
International.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

International Small Company Portfolio vs.
EAFE Index
October 1996-November 1996

The following reflects the growth of a $10,000 investment.



                  International Small
                   Company Portfolio          EAFE Index
                  -------------------         ----------

9/30/96                  10000                   10000
10/31/96                 9910                    9900
11/30/96                 9959.55                 10296


Annualized                       From
Total Return(%)               October 1996
--------------------------------------------
                                 -0.40



* The portfolio invests in four international series of the DFA Investment Trust Company. The portfolio invests 35% in the Japanese Small Company Series, 15% in the Pacific Rim Small Company Series, 35% in the Continental Small Company Series, and 15% in the United Kingdom Small Company Series.

* This was a new portfolio and its year-to-date returns in fiscal 1996 reflected the performance of its strategy.


Past performance is not predictive of future performance.

EAFE Index courtesy of Morgan Stanley Capital International.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

RWB/DFA International High Book to Market Portfolio vs.
EAFE Index
July 1993-November 1996


The following reflects the growth of a $10,000 investment.

                        RWB/DFA
                International High Book
                 to Market Portfolio             EAFE Index
                -----------------------          ----------

6/30/93                  10000                    10000
7/31/93                  10383                    10350
8/31/93                  10983.1374               10908.9
9/30/93                  10776.65442              10668.9042
10/31/93                 11046.07078              10999.64023
11/30/93                 10290.51954              10042.67153
12/31/93                 11110.67394              10765.74388
1/31/94                  12045.08162              11680.83211
2/28/94                  11921.01728              11645.78961
3/31/94                  11599.14981              11145.02066
4/30/94                  11983.08167              11624.25655
5/31/94                  12056.17847              11554.51101
6/30/94                  12191.20767              11716.27416
7/31/94                  12430.15534              11833.43691
8/31/94                  12616.60767              12117.43939
9/30/94                  12169.97976              11741.79877
10/31/94                 12678.68491              12141.01993
11/30/94                 12010.51822              11558.25097
12/31/94                 12084.98343              11627.60048
1/31/95                  11601.58409              11185.75166
2/28/95                  11570.25982              11152.1944
3/31/95                  12252.90515              11854.78265
4/30/95                  12631.51992              12305.26439
5/31/95                  12558.2571               12157.60122
6/30/95                  12432.67453              11950.922
7/31/95                  13126.41777              12703.83008
8/31/95                  12674.869                12221.08454
9/30/95                  12748.38324              12465.50623
10/31/95                 12506.16395              12128.93756
11/30/95                 12845.081                12468.54782
12/31/95                 13470.63644              12979.75828
1/31/96                  13598.60749              13031.67731
2/29/96                  13684.27872              13083.80402
3/31/96                  13877.22705              13358.5639
4/30/96                  14412.88801              13745.96226
5/31/96                  14273.083                13498.53494
6/30/96                  14325.8934               13579.52615
7/31/96                  13940.52687              13185.71989
8/31/96                  13993.50087              13212.09133
9/30/96                  14239.78649              13568.81779
10/31/96                 14100.23658              13433.12961
11/30/96                 14720.64699              13970.4548

Annualized                        One               From
Total Return(%)                   Year           July 1993
----------------------------------------------------------------------------
                                 14.60             11.98



* This portfolio invests in the DFA International Value Series of the DFA Investment Trust Company which in turn invests in companies with market capitalization greater than $500 million and book-to-market ratios in the upper 30% of large publicly traded international companies. Country weightings reflect the EAFE Index market capitalization weight, with Japan limited to 38%.


* This portfolio's returns in fiscal 1996 reflected the performance of large, high book-to-market international companies.


Past performance is not predictive of future performance.


EAFE Index courtesy of Morgan Stanley Capital International.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Emerging Markets Portfolio vs.
MSCI Emerging Markets Free Equal-Weighted Index

The following reflects the growth of a $10,000 investment.

                   Emerging Markets       MSCI Emerging Markets
                       Portfolio        Free Equal-Weighted Index
                   -----------------    -------------------------

4/30/94                  10000                    10000
5/31/94                  10445                    10455
6/30/94                  10485.7355               10245.9
7/31/94                  11245.95132              10947.74415
8/31/94                  12253.58856              12330.44424
9/30/94                  12377.34981              12450.04955
10/31/94                 12007.26705              12296.91394
11/30/94                 11617.03087              11787.8217
12/31/94                 10773.63443              11164.24593
1/31/95                  9775.99588               10046.70491
2/28/95                  9714.407105              9808.598007
3/31/95                  10136.01237              10233.3103
4/30/95                  10629.63618              10974.20197
5/31/95                  11380.08849              11643.62829
6/30/95                  11441.54097              11626.16284
7/31/95                  11893.48184              11905.19075
8/31/95                  11441.52953              11305.16914
9/30/95                  11225.28462              11141.24419
10/31/95                 10834.64471              10771.35488
11/30/95                 10690.54394              10578.54763
12/31/95                 11004.84593              11017.55735
1/31/96                  12182.36445              11984.89889
2/29/96                  11924.09832              11830.29369
3/31/96                  12017.10629              11883.53001
4/30/96                  12358.3921               12270.93309
5/31/96                  12358.3921               12210.80552
6/30/96                  12451.08005              12417.16813
7/31/96                  11386.5127               11467.25477
8/31/96                  11706.47371              11759.66977
9/30/96                  11954.65095              12046.60571
10/31/96                 11685.6713               11734.59862
11/30/96                 12099.34407              12137.09536


Annualized                        One               From
Total Return(%)                   Year           May 1994
----------------------------------------------------------------------------
                                 13.18              7.66



* This portfolio invests in the Emerging Markets Series which in turn provides access to non-U.S. large companies in "emerging market" countries including Argentina, Brazil, Indonesia, Israel, Malaysia, Mexico, Portugal, Thailand, Turkey and the Philippines. Investment is based on market capitalization, with investments attempting to capture between 40% and 75% of the largest companies in each country. The portfolio attempts to have equal country-weighting.


* This portfolio's returns in fiscal 1996 reflected the performance of an equally-weighted emerging markets country portfolio.


Past performance is not predictive of future performance.


MSCI Emerging Markets Free Equal-Weighted Index is created by equal-weighting the MSCI country returns for the 10 countries that Dimensional is currently invested in. Courtesy of Morgan Stanley Capital International.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Large Cap International Portfolio vs.
EAFE Index
August 1991-November 1996

The following reflects the growth of a $10,000 investment.

                             Large Cap
                      International Portfolio             EAFE Index
                      -----------------------             ----------
7/31/91                       10000                        10000
8/31/91                       9865                         9799
9/30/91                       10337.5335                   10353.6234
10/31/91                      10636.28822                  10502.71558
11/30/91                      10288.48159                  10015.38957
12/31/91                      10880.06929                  10535.18829
1/31/92                       10539.52312                  10312.89582
2/29/92                       10072.62224                  9946.788018
3/31/92                       9401.785601                  9293.284046
4/30/92                       9392.383815                  9339.750466
5/31/92                       9966.258467                  9968.315672
6/30/92                       9538.705978                  9498.808004
7/31/92                       9411.841189                  9258.488162
8/31/92                       10121.49401                  9842.698765
9/30/92                       9868.456664                  9655.687488
10/31/92                      9295.099332                  9153.591739
11/30/92                      9362.953557                  9245.127656
12/31/92                      9450.96532                   9291.353294
1/31/93                       9362.126246                  9291.353294
2/28/93                       9607.413954                  9579.385246
3/31/93                       10363.51743                  10412.79176
4/30/93                       11090                        11402.00698
5/31/93                       11326.217                    11641.44913
6/30/93                       11130.27345                  11466.82739
7/31/93                       11494.23339                  11868.16635
8/31/93                       12103.42776                  12509.04733
9/30/93                       11818.99721                  12233.84829
10/31/93                      12142.83773                  12613.09759
11/30/93                      11194.48211                  11515.7581
12/31/93                      11894.13724                  12344.89268
1/31/94                       12730.29509                  13394.20856
2/28/94                       12362.38956                  13354.02593
3/31/94                       12003.88026                  12779.80282
4/30/94                       12432.41879                  13329.33434
5/31/94                       12313.06757                  13249.35833
6/30/94                       12502.68881                  13434.84935
7/31/94                       12661.47295                  13569.19784
8/31/94                       12970.41289                  13894.85859
9/30/94                       12502.18099                  13464.11797
10/31/94                      13009.76954                  13921.89799
11/30/94                      12398.31037                  13253.64688
12/31/94                      12524.77313                  13333.16876
1/31/95                       12164.05967                  12826.50835
2/28/95                       12078.91125                  12788.02883
3/31/95                       12885.78252                  13593.67464
4/30/95                       13341.93922                  14110.23428
5/31/95                       13183.17015                  13940.91147
6/30/95                       12981.46764                  13703.91597
7/31/95                       13714.92056                  14567.26268
8/31/95                       13173.1812                   14013.7067
9/30/95                       13395.80796                  14293.98083
10/31/95                      13204.24791                  13908.04335
11/30/95                      13559.44218                  14297.46856
12/31/95                      14158.76952                  14883.66477
1/31/96                       14126.20435                  14943.19943
2/29/96                       14082.41312                  15002.97223
3/31/96                       14373.91907                  15318.03465
4/30/96                       14762.01489                  15762.25765
5/31/96                       14578.9659                   15478.53701
6/30/96                       14664.9818                   15571.40823
7/31/96                       14244.09682                  15119.8374
8/31/96                       14308.19526                  15150.07707
9/30/96                       14728.8562                   15559.12915
10/31/96                      14599.24227                  15403.53786
11/30/96                      15278.10703                  16019.67937

Annualized                  One              Five             From
Total Return(%)             Year             Years         August 1991
----------------------------------------------------------------------------
                           12.67             8.23             8.27



* This portfolio provides access to non-U.S. large companies in Europe, Australia and the Far East (currently 11 countries). Investment will be based on market capitalization, with investments made in the largest 50% of companies in each country. Country weighting is designed to reflect each country's market capitalization relative to the overall index, adjusted to reflect cross-ownership.


* This portfolio's returns in fiscal 1996 reflected the performance of its strategy.

Past performance is not predictive of future performance.


EAFE Index courtesy of Morgan Stanley Capital International.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

DFA International Small Cap Value Portfolio vs.
EAFE Index
January 1995-November 1996

The following reflects the growth of a $10,000 investment.

                     DFA International
                Small Cap Value Portfolio          EAFE Index
                -------------------------          ----------

12/31/94                  10000                     10000
1/31/95                   9930                      9620
2/28/95                   9780.057                  9591.14
3/31/95                   10099.86486               10195.38182
4/30/95                   10359.43139               10582.80633
5/31/95                   10169.8538                10455.81265
6/30/95                   9979.67753                10278.06384
7/31/95                   10369.88292               10925.58186
8/31/95                   10109.59886               10510.40975
9/30/95                   9959.976797               10720.61794
10/31/95                  9640.261542               10431.16126
11/30/95                  9728.951948               10723.23377
12/31/95                  10116.16424               11162.88636
1/31/96                   10317.4759                11207.53791
2/29/96                   10427.8729                11252.36806
3/31/96                   10568.64918               11488.66779
4/30/96                   11121.38953               11821.83915
5/31/96                   11181.44504               11609.04605
6/30/96                   11030.49553               11678.70032
7/31/96                   10578.24521               11340.01801
8/31/96                   10527.46963               11362.69805
9/30/96                   10527.46963               11669.4909
10/31/96                  10396.92901               11552.79599
11/30/96                  10507.13646               12014.90783



Annualized                        One               From
Total Return(%)                   Year           January 1995
----------------------------------------------------------------------------
                                  8.00              2.61



* This portfolio invests in companies with market caps less than $500 million and book-to-market ratios in the upper 30% of small publicly traded international companies. Country weightings reflect the EAFE Index market capitalization weight, with Japan limited to 38%.


* This portfolio's returns in fiscal 1996 reflected the performance of its strategy.


Past performance is not predictive of future performance.


EAFE Index courtesy of Morgan Stanley Capital International.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

DFA Intermediate Government Fixed Income Portfolio vs.
Lehman Treasury Index
November 1990-November 1996

The following reflects the growth of a $10,000 investment.

                  DFA Intermediate Government
                    Fixed Income Portfolio         Lehman Treasury Index
                  ---------------------------      ---------------------
10/31/90                 10000                          10000
11/30/90                 10263                          10221
12/31/90                 10449.7866                     10380.4476
1/31/91                  10573.09408                    10491.51839
2/28/91                  10649.22036                    10547.12344
3/31/91                  10680.1031                     10600.91377
4/30/91                  10794.3802                     10717.52382
5/31/91                  10862.3848                     10757.17866
6/30/91                  10827.62517                    10741.04289
7/31/91                  10971.63258                    10866.71309
8/31/91                  11233.8546                     11118.82083
9/30/91                  11509.08404                    11353.42795
10/31/91                 11636.83487                    11454.47346
11/30/91                 11796.25951                    11569.0182
12/31/91                 12213.84709                    11969.30623
1/31/92                  11969.57015                    11777.79733
2/29/92                  11985.13059                    11823.73074
3/31/92                  11901.23468                    11752.78835
4/30/92                  12035.71863                    11826.83092
5/31/92                  12243.93656                    12044.44461
6/30/92                  12486.36651                    12219.08905
7/31/92                  12862.20614                    12530.67582
8/31/92                  13034.5597                     12649.71724
9/30/92                  13256.14722                    12834.40312
10/31/92                 13017.53657                    12645.73739
11/30/92                 12940.7331                     12620.44592
12/31/92                 13142.60854                    12834.9935
1/31/93                  13459.3454                     13110.94586
2/28/93                  13783.71563                    13374.47587
3/31/93                  13869.17466                    13418.61164
4/30/93                  13981.51498                    13523.27681
5/31/93                  13973.12607                    13508.40121
6/30/93                  14293.11066                    13810.98939
7/31/93                  14334.56068                    13892.47423
8/31/93                  14652.78792                    14202.27641
9/30/93                  14772.94079                    14257.66528
10/31/93                 14802.48667                    14310.41864
11/30/93                 14602.6531                     14153.00404
12/31/93                 14671.28557                    14208.20076
1/31/94                  14875.21644                    14404.27393
2/28/94                  14536.0615                     14094.58204
3/31/94                  14182.83521                    13778.8634
4/30/94                  14005.54977                    13671.38826
5/31/94                  13988.74311                    13654.9826
6/30/94                  13943.97913                    13624.94164
7/31/94                  14185.20997                    13872.91557
8/31/94                  14232.02116                    13875.69016
9/30/94                  14004.30882                    13681.4305
10/31/94                 13986.10322                    13673.22164
11/30/94                 13914.77409                    13645.87519

12/31/94                 13975.9991                     13729.11503
1/31/95                  14231.75988                    13983.10366
2/28/95                  14607.47834                    14280.94377
3/31/95                  14683.43723                    14370.91371
4/30/95                  14912.49885                    14559.17268
5/31/95                  15564.17505                    15147.36326
6/30/95                  15691.80129                    15267.02743
7/31/95                  15613.34228                    15210.53943
8/31/95                  15794.45705                    15386.98169
9/30/95                  15928.70994                    15534.69671
10/31/95                 16151.71188                    15775.48451
11/30/95                 16427.90615                    16020.00452
12/31/95                 16643.11172                    16249.09058
1/31/96                  16776.25661                    16351.45985
2/29/96                  16465.89587                    16016.25493
3/31/96                  16269.95171                    15876.91351
4/30/96                  16120.26815                    15775.30126
5/31/96                  16060.62316                    15750.06078
6/30/96                  16277.44157                    15950.08655
7/31/96                  16308.36871                    15988.36676
8/31/96                  16262.70528                    15954.79119
9/30/96                  16555.43397                    16216.44977
10/31/96                 16939.52004                    16573.21166
11/30/96                 17246.12535                    16859.92822

Annualized                 One               Five             From
Total Return(%)            Year              Years         November 1990
-------------------------------------------------------------------------------
                           4.98              7.89             9.37

* The portfolio employs a buy and hold strategy investing in securities with a maturity generally between five and fifteen years and ordinarily maintaining an average weighted maturity of seven to ten years. The investment universe includes obligations of the U.S. Government, U.S. Government Agencies and AAA rated dollar denominated obligations of foreign securities and supranationals. Performance is expected to match or exceed the returns of the Lehman Treasury Index without exceeding the volatility of that index. Portfolio turnover is estimated to be no more than 30%.

* This portfolio's returns in fiscal 1996 reflected the performance of its strategy.

Past performance is not predictive of future performance.

Lehman Treasury Index courtesy of Lehman Brothers.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

DFA One-Year Fixed Income Portfolio vs.
One Month CD's
December 1986-November 1996

The following reflects the growth of a $10,000 investment.

               DFA One-Year
              Fixed Income         One Month
               Portfolio             CD's
              --------------       ----------

11/30/86        10000              10000
12/31/86        10054              10054
1/31/87         10118.3456         10107.2862
2/28/87         10160.84265        10154.79045
3/31/87         10210.63078        10209.62631
4/30/87         10196.3359         10263.73733
5/31/87         10220.8071         10313.00327
6/30/87         10312.79437        10370.75609
7/31/87         10374.67113        10426.75817
8/31/87         10421.35715        10482.01999
9/30/87         10424.48356        10536.5265
10/31/87        10553.74716        10600.79931
11/30/87        10613.90352        10656.98354
12/31/87        10699.87613        10714.53125
1/31/88         10817.57477        10769.17536
2/29/88         10904.11537        10826.25199
3/31/88         10954.2743         10884.71375
4/30/88         10990.42341        10940.22579
5/31/88         11021.19659        11002.58508
6/30/88         11106.05981        11066.40008
7/31/88         11147.15223        11129.47856
8/31/88         11199.54384        11205.15901
9/30/88         11296.97987        11276.87203
10/31/88        11385.09632        11351.29938
11/30/88        11421.52862        11423.9477
12/31/88        11491.19995        11500.48815
1/31/89         11584.27867        11587.89186
2/28/89         11630.61578        11664.37194
3/31/89         11716.68234        11758.85336
4/30/89         11830.33416        11843.5171
5/31/89         11955.7357         11944.187
6/30/89         12058.55503        12034.96282
7/31/89         12159.84689        12126.42854
8/31/89         12242.53385        12214.95146
9/30/89         12324.55883        12296.79164
10/31/89        12423.1553         12395.16597
11/30/89        12510.11738        12478.21358
12/31/89        12593.93517        12555.57851
1/31/90         12687.13029        12645.97867
2/28/90         12764.52179        12721.85455
3/31/90         12846.21472        12803.27441
4/30/90         12925.86126        12889.05635
5/31/90         13037.02366        12975.41303
6/30/90         13136.10504        13057.15813
7/31/90         13256.95721        13145.94681
8/31/90         13336.49895        13232.71006
9/30/90         13416.51795        13312.10632
10/31/90        13523.85009        13406.62227
11/30/90        13621.22181        13492.42465
12/31/90        13738.36432        13580.12541
1/31/91         13833.15903        13667.03822
2/28/91         13918.92462        13740.84022
3/31/91         14005.22195        13810.91851
4/30/91         14104.65903        13886.87856
5/31/91         14192.10791        13953.53558
6/30/91         14246.03792        14014.93113
7/31/91         14347.18479        14087.80878
8/31/91         14463.39699        14152.6127
9/30/91         14584.88952        14217.71471
10/31/91        14673.85735        14280.27266
11/30/91        14794.18298        14335.96572
12/31/91        14937.68655        14390.44239
1/31/92         14986.98092        14443.68703
2/29/92         15036.43796        14484.12935
3/31/92         15068.01448        14530.47857
4/30/92         15167.46337        14575.52305
5/31/92         15244.81744        14614.87696
6/30/92         15345.43323        14658.72159

7/31/92         15460.52398        14701.23189
8/31/92         15534.73449        14737.98497
9/30/92         15635.71027        14773.35613
10/31/92        15645.09169        14805.85751
11/30/92        15627.88209        14839.91099
12/31/92        15712.27266        14879.97875
1/31/93         15811.25998        14914.2027
2/28/93         15876.08614        14945.52252
3/31/93         15950.70375        14981.39178
4/30/93         16027.26712        15014.35084
5/31/93         16038.48621        15044.37954
6/30/93         16105.84785        15077.47718
7/31/93         16154.1654         15110.64762
8/31/93         16230.08997        15145.40211
9/30/93         16290.14131        15177.20746
10/31/93        16321.09258        15207.56187
11/30/93        16350.47054        15242.53927
12/31/93        16404.42709        15276.07285
1/31/94         16486.44923        15309.68021
2/28/94         16453.47633        15340.29957
3/31/94         16446.89494        15377.11629
4/30/94         16437.0268         15414.02137
5/31/94         16471.54456        15460.26344
6/30/94         16525.90066        15508.19025
7/31/94         16623.40347        15556.26564
8/31/94         16686.5724         15609.15694
9/30/94         16714.93958        15660.66716
10/31/94        16770.09888        15718.61163
11/30/94        16758.35981        15775.19863
12/31/94        16808.63489        15839.87695
1/31/95         16966.63606        15911.15639
2/28/95         17127.8191         15976.39214
3/31/95         17232.2988         16049.88354
4/30/95         17344.30874        16115.68806
5/31/95         17528.15841        16193.04336
6/30/95         17626.3161         16264.29275
7/31/95         17717.97294        16337.48207
8/31/95         17806.56281        16409.36699
9/30/95         17884.91168        16476.6454
10/31/95        17979.70171        16552.43797
11/30/95        18064.20631        16623.61345
12/31/95        18149.10808        16691.77027
1/31/96         18227.14925        16768.55241
2/29/96         18298.23513        16833.94976
3/31/96         18378.74736        16897.91877
4/30/96         18441.2351         16967.20024
5/31/96         18502.09118        17033.37232
6/30/96         18600.15226        17094.69246
7/31/96         18685.71296        17169.90911
8/31/96         18775.40439        17238.58874
9/30/96         18886.17927        17307.5431
10/31/96        19022.15976        17378.50403
11/30/96        19132.48829        17444.54234

Annualized               One            Five             Ten
Total Return (%)        Year           Years            Years
-------------------------------------------------------------
                        5.91            5.28            6.70

* The portfolio maximizes expected returns by investing in the DFA One-Year Fixed Income Series of the DFA Investment Trust Company which uses a strategy of shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Issues which meet maturity and quality level are further evaluated for business risk. Maturities are shifted if sufficient premiums can be documented.

* This portfolio's returns in fiscal 1996 reflected the performance of its strategy.

Past performance is not predictive of future performance.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

DFA Five-Year Government Portfolio vs.
Lehman Intermediate Government Index
June 1987-November 1996

The following reflects the growth of a $10,000 investment.

                   DFA Five-Year         Lehman Intermediate
                 Government Portfolio     Government Index
-------------------------------------------------------------------------------
5/31/87              10000                   10000
6/30/87              10110                   10121
7/31/87              10130.22                10144.2783
8/31/87              10087.67308             10117.90318
9/30/87               9949.471955             9986.370435
10/31/87             10265.86516             10271.98063
11/30/87             10326.43377             10337.72131
12/31/87             10448.28569             10446.26738
1/31/88              10765.91357             10713.69182
2/29/88              10877.87907             10832.6138
3/31/88              10800.64613             10791.44987
4/30/88              10771.48439             10773.10441
5/31/88              10723.01271             10725.70275
6/30/88              10876.35179             10896.24142
7/31/88              10844.81037             10873.35931
8/31/88              10839.38796             10889.66935
9/30/88              11019.3218              11079.1496
10/31/88             11182.40777             11229.82603
11/30/88             11062.756               11134.37251
12/31/88             11108.1133              11144.39345
1/31/89              11204.75389             11261.40958
2/28/89              11248.45243             11214.11166
3/31/89              11319.31768             11261.21093
4/30/89              11432.51085             11486.43515
5/31/89              11546.83596             11713.86656
6/30/89              11687.70736             12009.056
7/31/89              11796.40304             12255.24165
8/31/89              11828.25333             12097.14903
9/30/89              11883.84612             12154.00563
10/31/89             12011.00327             12411.67055
11/30/89             12095.0803              12529.58142
12/31/89             12161.60324             12564.66425
1/31/90              12230.92438             12484.2504
2/28/90              12299.41755             12530.44212
3/31/90              12344.9254              12546.7317
4/30/90              12378.2567              12502.81814
5/31/90              12554.02794             12777.88014
6/30/90              12661.99258             12949.10373
7/31/90              12801.2745              13129.09627
8/31/90              12739.82838             13075.26698
9/30/90              12855.76082             13175.94653
10/31/90             13062.73857             13328.78751
11/30/90             13270.43611             13531.38508
12/31/90             13477.45492             13716.76506
1/31/91              13608.18623             13856.67606
2/28/91              13677.58798             13967.52947
3/31/91              13726.8273              14062.50867
4/30/91              13884.68581             14215.79002
5/31/91              13955.49771             14302.50633
6/30/91              13924.79561             14312.51809
7/31/91              14115.56531             14472.81829
8/31/91              14400.69973             14749.24912
9/30/91              14681.51338             15002.93621
10/31/91             14862.09599             15173.96968
11/30/91             15053.81703             15348.47033
12/31/91             15448.22703             15722.97301
1/31/92              15262.84831             15579.89395
2/29/92              15296.42658             15640.65554
3/31/92              15204.64802             15579.65698
4/30/92              15377.981               15716.75796
5/31/92              15617.87751             15960.36771
6/30/92              15906.80824             16196.58115
7/31/92              16264.71143             16518.89312
8/31/92              16471.27326             16684.08205
9/30/92              16743.04927             16910.98557
10/31/92             16460.09174             16691.14275
11/30/92             16346.51711             16627.71641
12/31/92             16575.36835             16850.52781

1/31/93              16898.58803             17177.42805
2/28/93              17158.82628             17448.83141
3/31/93              17230.89335             17518.62674
4/30/93              17380.80213             17658.77575
5/31/93              17304.3266              17619.92645
6/30/93              17577.73496             17896.55929
7/31/93              17583.00828             17939.51103
8/31/93              17917.08544             18224.74926
9/30/93              17985.17036             18299.47073
10/31/93             18026.53625             18348.8793
11/30/93             17894.94254             18246.12558
12/31/93             17952.20635             18330.05776
1/31/94              18169.42805             18533.5214
2/28/94              17842.37835             18259.22528
3/31/94              17530.13672             17957.94806
4/30/94              17353.08234             17835.83402
5/31/94              17379.11197             17848.3191
6/30/94              17368.6845              17809.0528
7/31/94              17603.16174             18065.50316
8/31/94              17654.21091             18121.50622
9/30/94              17474.13796             17954.78836
10/31/94             17470.64313             17952.99288
11/30/94             17336.11918             17872.20441
12/31/94             17386.39392             17934.75713
1/31/95              17584.59881             18236.06105
2/28/95              17770.99556             18613.54751
3/31/95              17859.85054             18719.64473
4/30/95              17990.22745             18951.76833
5/31/95              18324.84568             19524.11173
6/30/95              18429.2973              19654.92328
7/31/95              18503.01449             19656.88877
8/31/95              18639.9368              19835.76646
9/30/95              18731.27249             19978.58398
10/31/95             18862.39139             20200.34626
11/30/95             18956.70335             20464.9708
12/31/95             19047.69553             20679.85299
1/31/96              19139.12447             20857.69973
2/29/96              19215.68096             20613.66464
3/31/96              19273.32801             20508.53495
4/30/96              19311.87466             20436.75508
5/31/96              19367.8791              20420.40567
6/30/96              19542.19001             20636.86197
7/31/96              19600.81658             20698.77256
8/31/96              19640.01821             20715.33158
9/30/96              19875.69843             21003.27469
10/31/96             20169.85877             21375.03265
11/30/96             20385.67626             21657.18308

Annualized                 One             Five              From
Total Return(%)            Year            Years           June 1987
-------------------------------------------------------------------------------
                           7.54            6.25              7.78

* The portfolio maximizes expected returns by shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Maturities are shifted if sufficient premiums can be documented. Investments are made in U.S. government securities with a maximum maturity of five years.

* This portfolio's returns in fiscal 1996 reflected the performance of its strategy.

Past performance is not predictive of future performance.

Lehman Intermediate Government Index courtesy of Lehman Brothers.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

DFA Two-Year Global Fixed Income Portfolio vs.
Merrill Lynch Governments, U.S. Treasury, Short Term (1-2.99 Years) March 1996-November 1996


The following reflects the growth of a $10,000 investment.

                                                   Merrill Lynch
                                                    Governments,
                       DFA Two-Year                U.S. Treasury
                       Global Fixed                 Short Term
                     Income Portfolio             (1-2.99 Years)
                     ----------------             ---------------

2/28/96               10000                         10000
3/31/96               10046                         9991
4/30/96               10096.23                      9998.9928
5/31/96               10146.71115                   10019.99068
6/30/96               10184.25398                   10092.13462
7/31/96               10255.54376                   10131.49394
8/31/96               10357.07364                   10165.94102
9/30/96               10428.53745                   10258.45109
10/31/96              10520.30858                   10374.37158
11/30/96              10591.84668                   10454.25424



Annualized                             From
Total Return(%)                      March 1996
---------------------------------------------------------------------
                                       5.92



* The portfolio invests in the DFA Two-Year Global Fixed Income Series, which in turn seeks to maximize expected returns by shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Maturities are shifted if sufficient premiums can be documented. Investments are made in U.S. government securities, high-quality corporate securities and currency hedged global bonds with a maximum maturity of two years.


* This was a new portfolio and its year-to-date returns in fiscal 1996 reflected the performance of its strategy.


Past performance is not predictive of future performance.


Merrill-Lynch Governments, U.S. Treasury, Short-Term
(1-2.99 Years) courtesy of Merrill-Lynch.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

DFA Global Fixed Income Portfolio vs.
Salomon World Fixed Income Index
December 1990-November 1996

The following reflects the growth of a $10,000 investment.

               DFA Global             Salomon World
              Fixed Income            Fixed Income
               Portfolio                Index
              ------------            --------------

11/30/90        10000                  10000
12/31/90        10060                  10126
1/31/91         10126.396              10276.8774
2/28/91         10185.1291             10374.50774
3/31/91         10213.64746            10404.59381
4/30/91         10319.86939            10490.95194
5/31/91         10427.19603            10540.25941
6/30/91         10425.11059            10507.58461
7/31/91         10529.3617             10621.06652
8/31/91         10706.25498            10806.93518
9/30/91         10871.1313             11012.26695
10/31/91        10993.97509            11094.85895
11/30/91        11099.51725            11170.304
12/31/91        11395.87436            11460.7319
1/31/92         11252.28634            11421.76541
2/29/92         11278.1666             11464.02594
3/31/92         11208.24197            11396.38819
4/30/92         11309.11614            11431.71699
5/31/92         11481.01471            11591.76103
6/30/92         11675.04386            11699.56441
7/31/92         11923.72229            11882.07761
8/31/92         12065.61459            11960.49933
9/30/92         12253.83818            12143.49497
10/31/92        12067.57984            12192.06895
11/30/92        11987.93381            12184.7537
12/31/92        12135.38539            12339.50008
1/31/93         12350.18172            12533.23023
2/28/93         12536.66946            12768.85496
3/31/93         12568.01113            12762.47053
4/30/93         12573.03834            12805.86293
5/31/93         12565.49452            12832.75524
6/30/93         12806.75201            13091.9769
7/31/93         12915.6094             13209.80469
8/31/93         13155.83974            13483.24765
9/30/93         13187.41375            13561.45048
10/31/93        13323.24411            13680.79125
11/30/93        13357.88455            13690.3678
12/31/93        13538.21599            13871.08065
1/31/94         13627.56822            13880.79041
2/28/94         13314.13415            13601.78652
3/31/94         12981.28079            13429.04383
4/30/94         12896.90247            13344.44086
5/31/94         12796.30663            13275.04977
6/30/94         12683.69913            13174.15939
7/31/94         12777.5585             13315.12289
8/31/94         12875.9457             13237.89518
9/30/94         12812.85357            13194.21013
10/31/94        12837.19799            13217.9597
11/30/94        12969.42113            13317.0944
12/31/94        12952.56088            13353.05056

1/31/95         13057.47663            13537.32266
2/28/95         13249.42153            13748.50489
3/31/95         13513.08502            13972.60552
4/30/95         13696.86298            14180.79734
5/31/95         14032.43612            14675.70717
6/30/95         14059.09775            14697.72073
7/31/95         14181.4119             14797.66523
8/31/95         14282.09992            14921.96562
9/30/95         14483.47753            15127.88874
10/31/95        14631.209              15312.44899
11/30/95        14947.24312            15603.38552
12/31/95        15032.4424             15764.10039
1/31/96         15157.21168            15913.85934
2/29/96         14998.06095            15687.88254
3/31/96         15109.04661            15741.22134
4/30/96         15196.67908            15802.6121
5/31/96         15344.08686            15881.62516
6/30/96         15400.85998            16034.08876
7/31/96         15534.84747            16117.46603
8/31/96         15772.53063            16257.68798
9/30/96         16054.85893            16566.58405
10/31/96        16355.08479            16871.4092
11/30/96        16610.22412            17175.09456

Annualized                 One            Five              From
Total Return (%)          Year           Years         December 1990
---------------------------------------------------------------------
                          11.13           8.40            8.82

* The portfolio invests in U.S. and international government bonds, debt guaranteed by foreign governments, high quality corporate debt and debt of supranational issuers with maturities of 10 years or less. Eligible countries:
  United States, Canada, United Kingdom, Germany, Japan, France and Australia. The portfolio is diversified across countries. Using current prices, the strategy creates a matrix of expected horizon returns from different buy and sell strategies and identifies the maturity range with the highest expected returns. Maturities are shifted only if sufficient premiums warrant it. Country weighting is increased or reduced based on expected returns. The portfolio may be concentrated in the U.S. if international curves are inverted.

* This portfolio's returns in fiscal 1996 reflected the performance of its strategy.

Past performance is not predictive of future performance.

Salomon World Fixed Income Index courtesy of Salomon Brothers.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                           SCHEDULE OF INVESTMENTS
                    THE U.S. 9-10 SMALL COMPANY PORTFOLIO
                              NOVEMBER 30, 1996


                                                  Shares                Value+
                                                 ---------          ------------
COMMON STOCKS - (98.3%)
 *3 D Systems Corp.  ..................           74,200            $  759,391
 *3D0 Co.  ............................           12,000                78,375
 *4 Health, Inc.  .....................            1,900                10,688
 *AAON, Inc.  .........................           39,490               207,323
  ABC Bancorp  ........................            2,700                46,913
 *ABC Rail Products Corp.  ............           47,000               922,375
 *ACC Corp.  ..........................           21,750               649,781
 *ACT Manufacturing, Inc.  ............           13,200               324,225
  ADAC Laboratories  ..................           16,400               359,775
 *AEP Industries, Inc.  ...............           22,350             1,131,469
 *AER Energy Resources, Inc.  .........          120,200               458,263
 *AFC Cable Systems, Inc.  ............           37,300               746,000
 *AG Services America, Inc.  ..........           14,600               199,838
 *AM International, Inc.  .............            8,500                38,250
 *ARI Network Services, Inc.  .........           95,500               238,750
 *ARV Assisted Living, Inc.  ..........           55,000               567,188
 *ATC Group Services, Inc.  ...........           30,800               325,325
 *ATS Medical, Inc.  ..................           54,500               408,750
 *AW Computer Systems, Inc. Class A ...            3,950                 4,752
  Aaron Rents, Inc. Class A  ..........           41,500               601,750
  Aaron Rents, Inc. Class B  ..........          145,700             2,067,119
*#Aasche Transportation Services, Inc..           12,700                46,831
 *Abaxis, Inc.  .......................           74,800               254,788
  Abington Savings Bank MA  ...........           18,400               371,450
 *Abiomed, Inc.  ......................           25,100               327,869
 *Able Telcom Holding Corp.  ..........           30,200               226,500
  Abrams Industries, Inc.  ............           12,900                62,081
 *Abraxas Petroleum Corp.  ............           50,000               387,500
 *Accell International Corp.  .........           97,293               285,798
 *Access Beyond, Inc.  ................           89,033               712,264
 *Access Health Marketing, Inc.  ......           75,250             2,944,156
*#Ace Cash Express, Inc.  .............           14,100               217,669
  Aceto Corp.  ........................           19,581               269,239
 *Acme Electric Corp.  ................           19,484               141,259
 *Acme Metals, Inc.  ..................           98,500             2,043,875
 *Acme United Corp.  ..................           28,707               125,593
 *Action Performance Companies, Inc. ..           86,800             1,475,600
 *Active Voice Corp.  .................            4,500                52,875
 *Activision, Inc.  ...................           74,700               863,719
 *Adage, Inc.  ........................           50,942               192,624
*#Adam Software, Inc.  ................            2,000                 5,625
  Adams Resources & Energy, Inc........           74,150               732,231
 *Adelphia Communications Corp. Class A           10,200                68,213
 *Adept Technology, Inc.  .............           79,000               567,813
 *Adflex Solutions, Inc.  .............           41,900               445,188
 *Advanced Digital Information Corp.  .           48,000               561,000
 *Advanced Energy Industries, Inc.  ...           70,000               463,750
 *Advanced Logic Research, Inc.  ......           44,900               544,413
 *Advanced Magnetics, Inc.  ...........           45,550               768,656
 *Advanced Marketing Services, Inc.  ..           36,900               378,225
 *Advanced Medical, Inc.  .............           58,100               196,088
 *Advanced Photonix, Inc. Class A  ....           90,950               250,113
 *Advanced Polymer Systems, Inc.  .....           79,000               592,500
 *Advanced Promotion Technologies, Inc.
   (Private Placement) ................          159,451                 1,543

                                                  Shares                Value+
                                                 ---------          ------------
 *Advanced Technology Materials, Inc...           32,200            $  444,763
  Advantage Bancorp, Inc.  ............            7,925               254,591
 *Advest Group, Inc.  .................           30,000               315,000
 *Advocat, Inc.  ......................           50,700               373,913
 *Aequitron Medical, Inc.  ............           55,700               546,556
 *Aeroflex, Inc.  .....................          102,152               459,684
 *Aerosonic Corp. DE  .................              200                   675
 *Aerovox, Inc.  ......................           41,800               235,125
 *Aetrium, Inc.  ......................           30,100               364,963
  Affiliated Community Bancorp  .......            3,600                81,225
 *Agri-Nutrition Group, Ltd.  .........           16,800                23,363
 *Air Methods Corp.  ..................           30,300                65,334
 *Air-Cure Environmental  .............           28,750               135,664
 *Airsensors, Inc.  ...................           21,200               173,575
 *Airways Corp.  ......................           60,700               227,625
 *Akorn, Inc.  ........................           29,900                57,931
 *Alamco, Inc.  .......................           38,860               446,890
  Alamo Group, Inc.  ..................           40,000               665,000
 *Alba-Waldensian, Inc.  ..............           21,000               120,750
 *Alcide Corp.  .......................            8,700               187,050
 *Aldila, Inc.  .......................           58,700               264,150
 *Alfin,Inc.  .........................              165                   196
  Alico, Inc.  ........................           55,700             1,141,850
 *Alkermes, Inc.  .....................          136,000             1,938,000
*#All American Communications, Inc. ...            5,600                68,600
 *All American Semiconductor, Inc.  ...           38,400                49,800
 *Allcity Insurance Co.  ..............              200                 1,550
  Allen Organ Co. Class B  ............              200                 7,975
 *Alliance Entertainment Corp.  .......          113,000               268,375
 *Alliance Gaming Corp.  ..............          114,089               402,877
  Allied Bankshares, Inc.   ...........           22,950               272,531
 *Allied Capital Advisers, Inc.  ......           58,500               356,484
  Allied Capital Lending Corp.  .......           16,600               253,150
  Allied Healthcare Products, Inc.  ...           54,600               375,375
 *Allied Holdings, Inc.  ..............           66,435               539,784
  Allied Life Financial Corp.  ........           20,000               350,000
  Allied Products Corp.  ..............          122,994             2,936,482
 *Allied Research Corp.  ..............           41,040               220,590
 *Allou Health & Beauty Care, Inc.
   Class A  ...........................           29,200               191,625
 *Allstate Financial Corp.  ...........           11,500                76,188
 *Alltrista Corp.  ....................           15,274               391,396
 *Allwaste, Inc.  .....................           38,200               167,125
 *Aloette Cosmetics, Inc.  ............            7,200                21,150
 *Alpha Beta Technology, Inc.  ........          108,000               985,500
 *Alpha Industries, Inc.  .............           89,700               706,388
 *Alpha Microsystems, Inc.  ...........           48,600                81,253
 *Alpha Technologies Group, Inc.  .....          107,200               495,800
 *Alpine Group, Inc.  .................          159,544             1,076,922
*#Alpine Lace Brands, Inc.  ...........           28,500               156,750
 *Alta Gold Co.  ......................          106,843               417,355
 *Alteon, Inc.  .......................          102,000               726,750
 *Altris Software, Inc.  ..............           46,650               300,309
 *Amati Communications Corp.  .........          214,800             3,665,025
  Amcast Industrial Corp.  ............           32,300               763,088
 *AmeriLink Corp.  ....................            7,000                35,875
 *America Services Group, Inc.  .......           29,000               313,563
  American Bancorpation Ohio  .........              200                 4,975
  American Bank of Connecticut  .......            4,600               134,550
 *American Banknote Corp.  ............           93,800               457,275

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED

                                                  Shares                Value+
                                                 ---------          ------------

  American Biltrite, Inc.  ............           97,800            $2,004,900
*#American Biogenetic Sciences, Inc.
   Class A   ..........................          130,700               547,306
 *American Buildings Co.  .............           50,000             1,075,000
 *American Claims Evaluation, Inc.  ...            3,100                 5,134
 *American Classic Voyages Co.  .......          100,200               920,588
  American Eagle Group, Inc.  .........           54,500               218,000
 *American Eagle Outfitters, Inc.  ....           37,000               883,375
 *American Ecology Corp.  .............           62,800                64,763
 *American Educational Products,
   Inc.  ..............................           21,000                21,328
 *American Exploration Co.  ...........           29,300               479,788
  American Federal Bank FSB
   Greenville, SC  ....................           34,300               658,131
  American Filtrona Corp.  ............           20,200               848,400
 *American Healthcorp, Inc.  ..........           68,700               734,231
 *American Homepatient, Inc.  .........           31,500               724,500
 *American Homestar Corp.  ............           69,450             1,232,738
  American Indemnity Financial Corp. ..           16,700               170,131
  American List Corp.  ................           21,615               637,643
 *American Locker Group, Inc.  ........            8,800               126,500
 *American Media, Inc. Class A   ......          121,200               696,900
  American Medical Electronics, Inc.
   (Escrow-Bonus)  ....................          102,100                     0
  American Medical Electronics, Inc.
   (Escrow-Earnings)  .................          102,100                     0
 *American Oilfield Divers, Inc.  .....           48,600               625,725
 *American Pacific Corp.  .............           73,500               505,313
 *American Paging, Inc.  ..............          147,200               855,600
*#American Phoenix Group, Inc.  .......            8,534                28,136
 *American Physicians Services
   Group, Inc.  .......................           46,800               280,800
  American Precision Industries, Inc. .          160,375             2,926,844
  American Recreation Centers, Inc. ...           15,900                80,494
 *American Safety Razor Co. ...........           29,300               357,094
*#American Science & Engineering, Inc..           75,000               871,875
 *American Shared Hospital Services  ..           14,800                21,275
 *American Software, Inc. Class A  ....          140,800               836,000
 *American Studios, Inc.  .............          135,000               291,094
 *American Superconductor Corp.  ......           34,400               371,950
 *American Technical Ceramics  Corp....           14,500                87,000
 *American Telecasting, Inc.  .........           12,000                95,250
 *American United Global, Inc.  .......           12,400               123,225
 *American Waste Services, Inc. Class A          123,800               263,075
  American Woodmark Corp.  ............           44,329               487,619
  Americana Bancorp, Inc.  ............           18,200               286,649
 *Amerihost Properties, Inc.  .........           63,600               433,275
 *Ameristar Casinos, Inc.  ............          126,350               663,338
 *Ameriwood Industries International
   Corp. ..............................           52,900               492,631
  Ameron, Inc.  .......................           14,300               689,975
 *Ames Department Stores, Inc.  .......           20,100                97,988
 *Amistar Corp.  ......................           28,300                95,513
  Ampco-Pittsburgh Corp.  .............           72,100             1,000,388
  Amplicon, Inc.  .....................           29,000               592,688
 *Amre, Inc.  .........................           47,600               130,900
 *Amrep Corp.  ........................           63,610               310,099
 *Amrion Corp.  .......................           18,900               434,700
 *Amtech Corp.  .......................           84,800               641,300
 *Amtran, Inc.  .......................           88,200               639,450
  Amvestors Financial Corp.  ..........          113,268             1,628,228
  Amwest Insurance Group, Inc.  .......           46,850               588,553

                                                  Shares                Value+
                                                 ---------          ------------
 *Anadigics, Inc.  ....................            8,100            $  301,725
  Analysis & Technology, Inc.  ........           26,800               386,925
 *Analytical Surveys, Inc.  ...........            4,900                46,244
 *Anaren Microwave, Inc.  .............           41,700               255,413
  Anchor Bancorp Wisconsin, Inc.  .....           10,100               356,025
 *Andersen Group, Inc.  ...............           15,000                82,500
  Andover Bancorp, Inc. DE  ...........           19,080               511,583
 *Andrea Electronics Corp.  ...........           13,000               157,625
 *Anergen, Inc.  ......................           82,300               272,619
 *Anesta Corp.  .......................           32,900               472,938
 *Angeion Corp.  ......................           12,000                41,250
  Angelica Corp.  .....................           16,900               325,325
 *Anicom, Inc.  .......................           12,000               114,750
 *Anuhco, Inc.  .......................           25,800               219,300
 *Apertus Technologies, Inc.  .........          126,300               390,741
 *Aphton Corp.  .......................           17,500               312,813
 *Apogee, Inc.  .......................           31,600               179,725
 *Appliance Recycling Centers of
   America, Inc. ......................           14,000                12,250
 *Applied Digital Access, Inc.  .......           43,900               315,531
 *Applied Extrusion Technologies, Inc..           70,000               656,250
 *Applied Innovation, Inc.  ...........           61,600               415,800
 *Applied Microbiology, Inc.  .........          124,200               376,481
 *Applied Science & Technology, Inc....           12,100               113,438
 *Applied Signal Technologies, Inc.....           75,000               342,188
 *Aquagenix, Inc.  ....................           13,500                78,047
  Aquarion Co.  .......................           23,900               603,475
 *Arabian Shield Development Co.  .....           66,200               186,188
 *Arbor Health Care Co.  ..............           61,400             1,465,925
 *Arch Communications Group, Inc.  ....           40,200               437,175
 *Arch Petroleum, Inc.  ...............           31,926                87,797
 *Arden Industrial Products, Inc.  ....           22,400               116,200
 *Argosy Gaming Corp.  ................           31,300               175,913
 *Ariel Corp.  ........................           21,800               283,400
 *Arizona Instrument Corp.  ...........              100                   259
 *Ark Restaurants Corp.  ..............            8,300               101,675
  Arkansas Best Corp.  ................          151,500               766,969
 *Aronex Pharmaceuticals, Inc.  .......           73,550               579,206
 *Arrhythmia Research Technology, Inc..           11,375                34,125
 *Arris Pharmaceutical Corp.  .........           75,000               979,688
 *Arrow Automotive Industries, Inc.  ..           31,300               129,113
  Arrow Financial Corp.  ..............           14,914               357,004
 *Arrow Transportation Co.  ...........            1,000                   531
 *Artisoft, Inc.  .....................           54,400               375,700
 *Artistic Greetings, Inc.  ...........           14,900                69,844
 *Artra Group, Inc.  ..................           65,200               415,650
 *Arts Way Manufacturing Co., Inc.  ...              100                   500
 *Asante Technologies, Inc.  ..........           32,500               184,844
 *Aseco Corp.  ........................           20,100               193,463
 *Ashworth, Inc.  .....................          102,200               638,750
  Aspen Bancshares, Inc.  .............            4,137                79,637
 *Astec Industries, Inc.  .............           98,100               870,638
  Astro-Med, Inc.  ....................           58,175               501,759
 *Astronics Corp.  ....................           22,850               109,966
 *Astrosystems, Inc.  .................           44,100               245,306
 *Astrotech International Corp.  ......           36,200               187,788
 *Asyst Technologies, Inc.  ...........           18,600               365,025
  Atalanta Sosnoff Capital Corp.  .....           10,300                91,413
 *Atchison Casting Corp.  .............           46,900               773,850
 *Athey Products Corp.  ...............           31,085               138,911
 *Atkinson (Guy F.) of California  ....           22,700               231,256
 *Atlantic American Corp.  ............          112,825               373,733
 *Atlantic Beverage, Inc.  ............           20,000                62,500

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
 *Atlantic Coast Airlines, Inc.  ......           65,000            $  832,813
 *Atlantic Gulf Communities Corp.  ....           74,300               325,063
 *Atlantic Tele-Network, Inc.  ........           13,100               251,356
 *Atlantis Plastics, Inc.  ............           15,700               135,413
  Atrion Corp.  .......................           39,900             1,042,388
 *Atrix Labs, Inc.  ...................           39,906               401,554
 *Atwood Oceanics, Inc.  ..............           14,600               813,950
 *Au Bon Pain, Inc. Class A  ..........           64,900               498,919
*#Audiovox Corp. Class A  .............           33,700               176,925
 *Audits & Surveys Worldwide, Inc.  ...           52,922               138,920
  Autocam Corp.  ......................           55,666               608,844
 *Autoimmune, Inc.  ...................           56,200               744,650
 *Autoinfo, Inc.  .....................           73,413               206,474
 *Autologic Information International,
   Inc. ...............................           27,500               165,000
 *Autote Corp. Class A  ...............          247,000               293,313
 *Avecor Cardiovascular, Inc.  ........           65,700               722,700
  Avemco Corp.  .......................           67,100             1,040,050
*#Avert, Inc.  ........................           10,300                60,191
  Aviall, Inc.  .......................          149,200             1,473,350
 *Avigen, Inc.  .......................            8,000                43,500
 *Aviva Petroleum, Inc. Deposit
   Shares (Representing 5 Shares) .....            5,000                20,000
 *Avondale Industries, Inc.  ..........           34,800               606,825
 *Aydin Corp.  ........................           43,250               389,250
  Aztec Manufacturing Co.  ............           55,826               397,760
 *BCT International, Inc.  ............            7,100                25,294
 *BEC Group, Inc.  ....................           12,000                57,000
  BEI Electronics, Inc.  ..............           25,200               275,625
  BGS Systems, Inc.  ..................           12,800               310,400
  BHA Group, Inc. Class A  ............           70,210             1,219,899
  BHC Financial, Inc.  ................           52,050               832,800
 *BI, Inc.  ...........................           85,900               590,563
 *BMC West Corp.  .....................           42,500               510,000
  BMJ Financial Corp.  ................           56,750             1,404,563
 *BNH Bancshares, Inc.  ...............            6,000                58,875
 *BOK Financial Corp.  ................            3,239                87,462
 *BPI Packaging Technologies, Inc.  ...           19,800                46,406
 *BRC Holdings, Inc.  .................           20,400               833,850
  BSB Bancorp, Inc.  ..................           74,375             1,989,531
  BT Financial Corp.  .................           12,095               455,074
 *BTG, Inc.  ..........................            6,000               120,000
 *BTU International, Inc.  ............           26,000                88,563
 *BWAY Corp.  .........................           55,700             1,006,081
 *Back Bay Restaurant Group, Inc.  ....           26,600                79,800
  Badger Meter, Inc.  .................           12,000               469,500
  Badger Meter, Inc.  .................           20,300               794,238
  Badger Paper Mills, Inc.  ...........              200                 2,213
  Bairnco Corp.  ......................          105,400               658,750
  Baker (J.), Inc.  ...................          114,000               705,375
 *Baker (Michael) Corp.  ..............           72,214               460,364
 *Baker (Michael) Corp. Class B  ......           15,400                98,175
  Balchem Corp.  ......................            5,200                43,550
 *Baldwin Piano & Organ Co.  ..........           37,900               487,963
 *Baldwin Technology, Inc. Class A  ...          135,000               354,375
 *Ballantyne Omaha, Inc.  .............            5,500                83,875
 *Baltek Corp.  .......................           21,562               164,410
 *Bancinsurance Corp.  ................           16,200                63,788
  Bancorp Connecticut, Inc.  ..........            8,640               196,560
  Bangor Hydro-Electric Co.  ..........           52,600               526,000
 *Bank United Financial Corp.
   Class A ............................           16,700               151,344
  Bank of Southington  ................              210                 3,137
  BankAtlantic Bancorp, Inc.  .........           34,012               440,030
  BankAtlantic Bancorp, Inc. Class A  .            8,503               110,008

                                                  Shares                Value+
                                                 ---------          ------------
 *Banner Aerospace, Inc.  .............          158,100            $1,324,088
 *Banyan System, Inc.  ................          155,000               639,375
  Barefoot, Inc.  .....................           72,300               926,344
 *Barnwell Industries, Inc.  ..........           11,800               222,725
 *Barra, Inc.  ........................           75,400             1,922,700
 *Barrett Business Services, Inc.  ....           49,800               740,775
 *Barrister Information Systems  Corp.             7,866                16,715
 *Barry (R.G.) Corp.  .................          178,235             1,982,864
 *Barrys Jewelers, Inc.  ..............              192                   486
 *Base Ten Systems, Inc. Class A  .....           30,500               356,469
 *Basin Exploration, Inc.  ............           87,000               538,313
 *Bay Networks, Inc.  .................           39,922             1,067,914
 *Bayou Steel Corp. Class A  ..........           26,600                74,813
 *Be Aerospace, Inc.  .................          130,900             3,018,881
 *Beard Co.  ..........................           26,533                73,795
  Beauticontrol Cosmetics, Inc.  ......           23,300               321,831
 *Beazer Homes USA, Inc.  .............           51,800               835,275
 *Bel Fuse, Inc.  .....................           86,500             1,092,063
 *Belden & Blake Corp.  ...............           27,200               690,200
 *Bell Industries, Inc.  ..............           63,727             1,290,472
 *Bell Microproducts, Inc.  ...........           52,200               411,075
 *Bell Sports Corp.  ..................          119,112               751,895
 *Bellwethwer Exporation Co.  .........           59,000               457,250
 *Ben & Jerry's Homemade, Inc.
   Class A ............................           17,900               229,344
 *Benchmark Electronics, Inc.  ........           44,100             1,306,463
 *Benihana, Inc.  .....................            9,500               115,188
 *Benihana, Inc. Class A  .............            1,400                12,600
 *Bentley International, Inc.  ........               55                    62
*#Bentley Pharmaceuticals, Inc.  ......            5,300                13,913
  Berkshire Gas Co.  ..................            7,200               115,200
 *Berlitz International, Inc.  ........           67,100             1,291,675
 *Bertuccis, Inc.  ....................           46,500               252,844
 *Bethlehem Corp.  ....................              200                   394
 *Bettis Corp.  .......................           73,050               579,834
 *Big Flower Press Holding, Inc.  .....               44                   770
  Bindley Western Industries, Inc.  ...           37,400               663,850
  Binks Manufacturing Co.  ............           61,300             1,716,400
 *Bio Dental Technologies Corp.  ......            7,800                40,463
 *Bio Technology General Corp.  .......           43,200               396,900
 *Bio-Logic Systems Corp.  ............           23,400                62,888
*#Bio-Plexus, Inc.  ...................           13,200                81,675
 *Biocircuits Corp.  ..................           25,250                71,805
 *Biocryst Pharmaceuticals, Inc.  .....           76,900             1,086,213
 *Biomatrix, Inc.  ....................           86,400             1,279,800
 *Biomerica, Inc.  ....................           26,100                89,719
 *Biosepra Inc.  ......................           14,500                37,609
 *Biosource International, Inc.  ......           40,000               281,250
 *Biospecifics Technologies Corp.  ....            7,600                37,050
 *Biospherics, Inc.  ..................           36,600               285,938
 *Biosys, Inc.  .......................            5,377                 1,261
 *Biowhittaker, Inc.  .................           77,200               627,250
 *Bird Corp.  .........................           36,400               195,650
 *Black Hawk Gaming &
   Development, Inc. ..................            3,600                21,600
  Blair Corp.  ........................            4,300                84,388
  Blessings Corp.  ....................          161,912             1,588,762
  Blimpie International  ..............           21,650               242,209
 *Blowout Entertainment, Inc.  ........            6,271                23,908
 *Bluegreen Corp.  ....................           77,734               223,485
 *Blyth Holdings, Inc.  ...............           55,200                46,575
*#Boca Research, Inc.  ................           32,100               381,188
 *Bombay Co., Inc.  ...................           20,200                95,950
 *Bon-Ton Stores, Inc.  ...............           52,100               299,575

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
 *Bone Care International, Inc.  ......           20,250            $  126,563
 *Bonray Drilling Corp.  ..............            4,985               122,133
 *Books-a-Million, Inc.  ..............          140,000               953,750
 *Boole & Babbage, Inc.  ..............           35,350             1,003,056
 *Boomtown, Inc.  .....................           74,000               485,625
 *Borg-Warner Security Corp.  .........           48,800               512,400
 *Borror Corp.  .......................           19,800                89,100
  Boston Acoustics, Inc.  .............           37,300               676,063
  Bowl America, Inc. Class A  .........           56,160               379,080
 *Bowmar Instrument Corp.  ............           55,800                87,188
 *Box Energy Corp. Class B  ...........          129,100             1,105,419
*#Bradlees, Inc.  .....................           54,100                54,100
 *Bradley Pharmaceuticals, Inc.
   Class A ............................            7,400                 5,434
  Branford Savings Bank CT  ...........              610                 2,440
 *Brauns Fashions Corp.  ..............           13,500                93,656
  Brenton Banks, Inc.  ................              220                 5,583
 *Brewer (C.) Homes, Inc. Class A  ....           39,300                73,688
  Bridgford Foods Corp.  ..............           60,200               477,838
 *Brightpoint, Inc.  ..................           17,150               621,688
 *Brite Voice Systems, Inc.  ..........           69,000             1,000,500
  Broad National Bancorporation  ......              220                 2,475
 *Broadway & Seymour, Inc.  ...........           66,600               620,213
 *Brock International, Inc.  ..........           34,700               110,606
 #Brooke Group, Ltd.  .................           66,600               291,375
 *Brookstone, Inc.  ...................           57,800               596,063
 *Brooktrout Technology, Inc.  ........           60,850             1,962,413
 *Brothers Gourmet Coffees, Inc.  .....           58,600               153,825
 *Brown & Sharpe Manufacturing Co.
   Class A ............................           70,675             1,015,953
  Bryn Mawr Bank Corp.  ...............            1,000                27,250
 *Buckhead America Corp.  .............            3,500                21,438
 *Buckle, Inc.  .......................            7,900               226,138
 *Buffets, Inc.  ......................           30,888               289,575
 *Buffton Corp.  ......................           15,800                36,044
 *Builders Transport, Inc.  ...........           52,100               156,300
 *Bull Run Corp. GA  ..................          171,700               386,325
  Bush Industries, Inc. Class A  ......           56,950             1,032,219
 *Butler International, Inc.  .........           23,727               231,338
  Butler Manufacturing Co.  ...........           15,600               497,250
 *Buttrey Food & Drug Stores Co.  .....           51,000               420,750
 *C-COR Electronics, Inc.  ............           43,700               663,694
 *C-Phone Corp.  ......................           36,300               117,975
  CB Bancshares, Inc. HI  .............              818                23,518
 *CCA Industries, Inc.  ...............           31,000                72,656
 *CE Software Holdings, Inc.  .........           10,900                12,944
 *CEM Corp.  ..........................           41,500               363,125
 *CFI Proservices, Inc.  ..............           14,600               279,225
  CFSB Bancorp, Inc.  .................            5,907               112,233
  CFX Corp.  ..........................           31,415               471,225
 *CMC Industries, Inc.  ...............           24,100               227,444
*#CMG Information Services, Inc.  .....           18,400               289,800
 *CMI Corp. Class A  ..................          264,699             1,257,320
  CML Group, Inc.  ....................          171,900               687,600
 *CPAC, Inc.  .........................           27,553               378,854
  CPB, Inc.  ..........................            2,400                71,100
 *CPI Aerostructures, Inc.  ...........            2,500                 6,094
 *CSP, Inc.  ..........................           59,300               481,813
 *CTC Communications Corp. Class 1 ....           53,600               371,850
  CTS Corp.  ..........................           20,000               792,500
  CU Bancorp  .........................           39,440               446,165
  CVB Financial Corp.  ................           22,569               448,559
 *Cache, Inc.  ........................           80,125               285,445
 *Caci International, Inc. Class A  ...            1,000                18,938

                                                  Shares                Value+
                                                 ---------          ------------
*#Cadiz Land, Inc.  ...................          122,800            $  537,250
  Cadmus Communications Corp.  ........           58,900               975,531
 *Caere Corp.  ........................           50,000               428,125
  Cagle's, Inc. Class A  ..............          109,900             1,552,338
 *Cairn Energy USA, Inc.  .............           12,000               142,500
 *Calcomp Technology, Inc.  ...........           19,600                55,738
 *Calgene, Inc.  ......................           56,000               306,250
*#California Amplifier, Inc.  .........           51,400               427,263
*#California Culinary Academy, Inc.  ..           17,300               150,294
  California Financial Holding Corp.  .           52,470             1,528,189
 *California Micro Devices Corp.  .....           36,300               242,756
  California State Bank  ..............           11,959               200,313
*#Callon Petroleum Co.  ...............           20,700               382,950
 *Calumet Bancorp, Inc.  ..............            3,950               132,819
 *Cambex Corp.  .......................           82,300               210,894
 *Cambridge Neuroscience, Inc.  .......           48,900               687,656
 *Cambridge Soundworks, Inc.  .........           10,600                53,000
 *Campo Eletronics, Appliances &
   Computers, Inc. ....................           49,700                74,550
 *Candela Laser Corp.  ................           28,200               190,350
 *Candies, Inc.  ......................           11,600                25,375
 *Canisco Resources, Inc.  ............            8,600                41,925
 *Cannon Express, Inc. Class A  .......            3,250                27,219
*#Cannondale Corp.  ...................           73,200             1,404,525
 *Cantel Industries, Inc. Class B  ....           26,000               204,750
 *Canterbury Educational Services,
   Inc. ...............................           12,100                12,856
 *Canyon Resources Corp.  .............          226,000               579,125
  Cape Cod Bank & Trust Co.  ..........           29,600               697,450
 *Capital Associates, Inc.  ...........           21,050                68,413
 *Capital Pacific Holdings, Inc.  .....           29,100                72,750
  Capitol Bancorp, Ltd.  ..............            4,840                78,045
  Capitol Transamerica Corp.  .........           13,230               355,556
 *Capstone Pharmacy Services, Inc.  ...           31,900               342,925
  Capsure Holdings Corp.  .............            6,000                57,000
  Cardinal Health, Inc.  ..............           12,230             1,022,734
 *Cardinal Realty Services, Inc.  .....           10,200               212,925
 *Cardiotech International, Inc.  .....           11,257                28,143
 *Care Group, Inc.  ...................           77,100               134,925
  Carnegie Bancorp  ...................              100                 1,975
  Carolina First Corp.  ...............           45,942               892,998
 *Carr-Gottstein Foods Co.  ...........           71,766               260,152
 *Carrington Laboratories, Inc.  ......           76,300               758,231
 *Carver Corp. WA  ....................           60,803               193,810
  Cascade Corp.  ......................           40,100               581,450
  Cascade Natural Gas Corp.  ..........           38,200               654,175
  Cash America International, Inc.  ...          102,700               808,763
 *Casino America, Inc.  ...............          187,500               656,250
 *Casino Data Systems  ................           13,500               178,031
 *Casino Magic Corp.  .................           64,500               183,422
*#Casino Resource Corp.  ..............           10,700                17,053
 *Catalina Lighting, Inc.  ............           60,600               303,000
 *Catalyst Semiconductor, Inc.  .......           58,300               178,544
 *Catalytica, Inc.  ...................          120,500               482,000
 *Catherines Stores Corp.  ............           54,400               312,800
  Cato Corp. Class A  .................           44,900               218,888
  Cavalier Homes, Inc.  ...............           69,930               786,713
 *Cayenne Software, Inc.  .............           91,600               403,613
 *Cel-Sci Corp.  ......................           23,700               102,947
 *Celadon Group, Inc.  ................           69,000               694,313
 *Celebrity, Inc.  ....................           20,900                70,538
 *Celeritek, Inc.  ....................           28,000               435,750
 *Celestial Seasonings, Inc.  .........           15,000               300,000
 *Celgene Corp.  ......................          115,300             1,102,556
 *Cell Genesys, Inc.  .................          140,318               955,916

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
 *Cellpro, Inc.  ......................           18,600            $  231,338
*#Cellstar Corp.  .....................           28,000               330,750
 *Cellular Technical Services Co.,
   Inc. ...............................            3,370                55,816
 *Celtrix Pharmaceuticals, Inc.  ......           91,800               195,075
  Cenfed Financial Corp.  .............           21,450               648,863
  Cenit Bancorp, Inc.  ................            1,800                71,100
 *Centennial Bancorp  .................            5,655                87,653
  Center Banks, Inc.  .................           22,800               380,475
 *Centigram Communications Corp.  .....           25,600               361,600
  Central & Southern Holding Co.  .....           19,700               193,306
  Central Co-Operative Bank
   Somerville, MA .....................            6,500               115,375
 *Central Garden & Pet Co.  ...........            5,950               129,784
  Central Jersey Financial Corp.  .....              151                 5,870
  Central Reserve Life Corp.  .........           33,700               256,963
 *Central Sprinkler Corp.  ............           41,600               774,800
 *Central Tractor Farm & Country,
   Inc. ...............................           38,100               533,400
  Central Vermont Public Service
   Corp. ..............................           41,500               518,750
 *Centura Software Corp.  .............           48,100               165,344
  Century Bancorp Income Class A  .....            1,000                13,500
 *Ceradyne, Inc.  .....................          115,100               841,669
  Cerberonics, Inc. Class A  ..........            3,500                21,656
*#Cerplex Group, Inc.  ................           90,600               118,913
 *Cerprobe Corp.  .....................            4,500                49,500
 *Chad Therapeutics  ..................           49,458               778,964
 #Champion Industries, Inc.  ..........           33,600               751,800
 *Chart House Enterprises, Inc.  ......           72,900               391,838
  Chart Industries, Inc.  .............           84,800             1,441,600
  Charter Federal Savings Bank
   (Escrow) ...........................           43,340                     0
  Charter Power Systems, Inc.  ........           35,800               962,125
 *Chase Brass Industries, Inc.  .......           60,500             1,096,563
 *Chattem, Inc.  ......................           23,800               220,150
 *Chaus (Bernard), Inc.  ..............           53,600               120,600
 *Check Technology Corp.  .............           23,300               203,875
 *Checkmate Electronics, Inc.  ........           24,000               285,000
 *Chemfab Corp.  ......................          141,300             2,013,525
 *Chempower, Inc.  ....................            8,600                47,838
*#Chemtrak, Inc.  .....................           31,250                41,016
 *Cherry Corp. Class A  ...............            3,600                40,050
 *Cherry Corp. Class B  ...............            9,900               105,188
  Chesapeake Utilities Corp.  .........           16,975               288,575
  Chester Valley Bancorp  .............              730                14,053
 *Chic by His, Inc.  ..................           80,000               380,000
  Chicago Rivet & Machine Co.  ........           10,000               312,500
 *Chicos Fas, Inc.  ...................           66,900               397,219
 *Children's Comprehensive Services,
   Inc. ...............................           27,000               425,250
 *Children's Discovery Centers of
   America, Inc. Class A ..............           52,100               293,063
 *Chips & Technologies, Inc.  .........           13,500               283,500
  Chittenden Corp.  ...................           15,428               390,521
 *Chock Full O' Nuts Corp.  ...........           92,330               427,026
 *Cholestech Corp.  ...................           71,000               390,500
 *Christiana Companies, Inc.  .........           22,100               546,975
 *Chromcraft Revington, Inc.  .........           56,000             1,501,500
 *Chronimed, Inc.  ....................           63,800               933,075
 *Chyron Corp.  .......................           46,661               174,979
 *Cincinnati Microwave, Inc.  .........          113,700                95,934
 *Cinergi Pictures Entertainment, Inc.            39,200                78,400
 *Ciprico, Inc.  ......................           41,895               565,583
 *Circon Corp.  .......................           42,322               685,087

                                                  Shares                Value+
                                                 ---------          ------------
 *Circuit Systems, Inc.  ..............           20,000            $   92,500
 *Citadel Holding Corp.  ..............            6,800                18,275
 *Citation Computer System, Inc.  .....           30,000               298,125
 *Citation Corp.  .....................           12,000               119,250
  Citfed Bancorp, Inc.  ...............           21,000               973,875
 *Citizens, Inc. Class A  .............           39,600               373,725
  City Holding Co.  ...................              242                 5,294
 *Civic Bancorp  ......................           37,800               394,538
 *Clark (Dick) Productions, Inc.  .....           11,600               129,050
 *Clean Harbors, Inc.  ................           82,400               185,400
 *Cliffs Drilling Co.  ................           39,400             2,038,950
 *Coast Distribution System  ..........           43,600               171,675
  Coastal Bancorp, Inc.  ..............           29,400               723,975
 *Coastal Physician Group, Inc.  ......           55,000               206,250
 *Coastcast Corp.  ....................           32,200               503,125
 *Cobra Electronic Corp.  .............          135,100               422,188
 *Cobra Industries ,Inc.  .............            5,400                 2,869
 *Cocensys, Inc.  .....................           51,300               311,006
 *Code Alarm, Inc.  ...................           20,300                78,663
 *Cognitronics Corp.  .................           57,450               244,163
 *Coherent Communications Systems
   Corp. ..............................           18,300               370,575
 *Coho Energy, Inc.  ..................           99,000               754,875
  Cohu, Inc.  .........................           81,000             1,928,813
 *Cold Metal Products, Inc.  ..........           50,400               333,900
 *Cole National Corp. Class A  ........           41,000             1,076,250
  Collagen Corp.  .....................           48,000               963,000
 *Collins Industries, Inc.  ...........           86,325               488,276
 #Colonial Gas Co.  ...................            6,750               154,406
*#Columbia Banking System, Inc.  ......           11,480               180,810
 *Columbia Laboratories, Inc.  ........           48,900               586,800
 *Columbus Energy Corp.  ..............           10,820               113,610
 *Comarco, Inc.  ......................           47,200               826,000
 *Comdial Corp.  ......................          151,433             1,050,566
*#Comforce Corp.  .....................           31,700               459,650
  Commercial Bancshares, Inc.  ........           17,200               264,450
  Commercial Intertech Corp.  .........           42,000               435,750
 *Communications Central, Inc.  .......           22,000               158,125
  Communications Systems, Inc.  .......          118,500             1,496,063
  Community Bank System, Inc.  ........           26,800             1,048,550
  Community Banks, Inc.  ..............              220                 5,335
  Community Bankshares, Inc. NH  ......            3,400                68,000
  Community First Bankshares, Inc.  ...            6,800               185,300
 *Comnet Corp.  .......................           30,300               276,488
 *Competitive Technologies, Inc.  .....          109,100             1,091,000
*#Complete Management, Inc.  ..........            2,099                32,010
*#Comprehensive Care Corp.  ...........            3,320                39,840
 *Compression Laboratories, Inc.  .....           66,100               272,663
 *Comptek Research, Inc.  .............           59,300               303,913
 *Compucom Systems, Inc.  .............           15,800               183,675
  Computer Data Systems, Inc.  ........          104,700             3,376,575
  Computer Language Research, Inc.  ...           83,800               832,763
 *Computer Network Technology  Corp.  .           37,100               227,238
 *Computer Outsourcing Services,  Inc.            13,800                43,125
 *Computer Products, Inc.  ............           98,700             1,986,338
 *Computrac, Inc.  ....................           59,900               119,800
 *Comshare, Inc.  .....................           63,150               927,516
 *Comstock Resources, Inc.  ...........          111,800             1,418,463
 *Comtech Telecommunications  Corp.  ..            3,600                11,138
 *Concentra Corp.  ....................           20,600               180,250
 *Concord Camera Corp.  ...............            5,800                10,513
*#Concord Fabrics, Inc. Class A  ......           45,500               273,000

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
 *Concord Fabrics, Inc. Class B  ......           45,700            $  262,775
 *Concurrent Computer Corp.  ..........            7,780                15,560
 *Conductus, Inc.  ....................           32,000               254,000
 *Congoleum Corp. Class A  ............           11,800               150,450
 *Conmed Corp.  .......................           36,699               646,820
  Connecticut Energy Corp.  ...........            9,900               214,088
  Connecticut Water Services, Inc.  ...           42,350             1,222,856
 *Consep, Inc.  .......................           49,700               166,184
 *Consilium, Inc.  ....................           50,700               316,875
 *Conso Products Co.  .................           39,000               497,250
 *Consolidated Graphics, Inc.  ........           22,200             1,007,325
 *Consolidated Products, Inc.  ........           53,119               956,142
 *Consolidated Stainless, Inc.  .......           16,150                75,703
  Consolidated Tokoma Land Co.  .......            6,100               102,175
 *Consumer Portfolio Services, Inc.  ..           47,000               602,188
 *Consumers Financial Corp.  ..........           26,000                98,313
  Consumers Water Co.  ................           29,000               536,500
 *Continental Can, Inc. DE  ...........           20,500               284,438
  Continental Homes Holding Corp.  ....           70,100             1,437,050
 *Continental Materials Corp.  ........            9,700               206,125
 *Continental Waste Industries, Inc.  .          119,166             3,172,795
 *Converse, Inc.  .....................           49,900               492,763
 *Convest Energy Corp.  ...............           11,000                66,000
  Cooker Restaurant Corp.  ............           82,600               918,925
 *Cooper Companies, Inc.  .............           42,033               614,733
 *Cooper Development Co.  .............            6,800                 8,500
 *Cooperative Bankshares, Inc.  .......            1,500                30,563
 *Copart, Inc.  .......................           12,000               209,250
 *Cor Therapeutics, Inc.  .............           24,000               253,500
 *Coram Healthcare Corp.  .............          136,400               596,750
 *Corcom, Inc.  .......................           63,400               455,688
  Core Industries, Inc.  ..............           56,600               820,700
 *Core, Inc.  .........................           17,200               167,700
 *Cornerstone Imaging, Inc.  ..........           54,900               487,238
  Corpus Christi Bankshares, Inc.  ....            2,400                42,900
 *Correctional Services Corp.  ........           29,800               413,475
 *Corrpro Companies, Inc.  ............           20,700               165,600
 *Cortech, Inc.  ......................          114,300               196,453
 *Corvas International, Inc.  .........           85,100               351,038
 *Corvel Corp.  .......................            6,200               161,975
 *Cosmetic Centers, Inc. Class A  .....           19,650               120,356
 *Cosmetic Centers, Inc. Class B  .....           14,550                90,028
  Cotton States Life Insurance Co.  ...            6,400                71,200
  Courier Corp.  ......................           31,700               431,913
 *Covenant Transport, Inc. Class A  ...           63,000               976,500
 *Cover-All Technologies, Inc.  .......           83,445               101,699
  Craftmade International, Inc.  ......           30,000               202,500
 *Craig (Jenny), Inc.  ................            3,000                27,750
 *Craig Corp.  ........................           43,900               631,063
 *Crane Co.  ..........................            4,376               204,578
 *Creative Biomolecules, Inc.  ........          143,300             1,137,444
 *Creative Technologies Corp.  ........            1,666                 1,822
 *Cree Research, Inc.  ................           90,600               911,663
 *Criticare Systems, Inc.  ............           39,300                97,022
 *Crop Growers Corp.  .................           31,400               217,838
  Cross (A.T.) Co. Class A  ...........           18,000               198,000
 *Crosscomm Corp.  ....................           29,650               174,194
 *Crossman Communities, Inc.  .........           60,000             1,095,000
 *Crowley, Milner & Co.  ..............           12,200               126,575
 *Crown Books Corp.  ..................           11,900               121,975
 *Crown Central Petroleum Corp.
   Class A ............................           18,100               257,925
 *Crown Central Petroleum Corp.
   Class B ............................           16,000               209,000
  Crown Crafts, Inc.  .................           35,500               328,375

                                                   Shares               Value+
                                                 ---------          ------------
 *Crown Resources Corp.  ..............           87,700            $  482,350
 *Crown-Andersen, Inc.  ...............           10,500                63,000
 *Cruise America, Inc.  ...............           37,100               201,731
 *Cryenco Sciences, Inc. Class A  .....           30,900                65,663
 *Cryolife, Inc.  .....................           73,400             1,064,300
 *Cryomedical Sciences, Inc.  .........           27,800                15,638
 *Crystal Oil Co.  ....................            5,000               178,750
  Cubic Corp.  ........................           28,650               605,231
 *Culbro Corp.  .......................           40,300             2,297,100
  Culp, Inc.  .........................          178,580             2,745,668
  Cupertino National Bancorp  .........              220                 3,603
 *Curative Technologies, Inc.  ........           69,600             1,792,200
 *Custom Chrome, Inc.  ................           26,300               504,631
 *Cyberonics, Inc.  ...................            6,000                17,625
 *Cyberoptics Corp.  ..................           29,600               342,250
 *Cybex International, Inc.  ..........           72,300               695,888
 *Cygne Designs, Inc.  ................           10,000                 9,375
 *Cygnus, Inc.  .......................            5,200                63,700
 *Cypros Pharmaceutical Corp.  ........           99,900               396,478
 *Cyrk, Inc.  .........................           60,200               756,263
 *Cytel Corp.  ........................          170,500               655,359
 *Cytogen Corp.  ......................           54,200               290,478
 *Cytotherapeutics, Inc.  .............          131,100             1,179,900
 *Cytrx Corp.  ........................           27,700                96,084
 *D&N Financial Corp.  ................           27,800               429,163
 *DBA Systems, Inc.  ..................           27,500               165,000
 *DBT Online, Inc.  ...................           10,919               352,138
 *DDL Electronics, Inc.  ..............          171,500               171,500
 *DEP Corp.  ..........................           92,850               232,125
 *DH Technology, Inc.  ................           47,850             1,124,475
 *DII Group, Inc.  ....................            8,200               201,925
 *DIY Home Warehouse, Inc.  ...........           70,000               315,000
 *DM Management Co.  ..................           15,000                50,625
 *DMX, Inc.  ..........................          205,800               250,819
 *DNAP Holding Corp.  .................            5,400                30,375
 *DNX Corp.  ..........................           70,000               328,125
 *DRCA Medical Corp.  .................           45,000               151,875
  DS Bancor, Inc.  ....................           48,893             2,077,953
 *DSP Group, Inc.  ....................           45,700               414,156
 *DSP Technology, Inc.  ...............            6,000                28,500
  DT Industries, Inc.  ................           72,000             2,515,500
 *DVI, Inc.  ..........................           73,100               950,300
 *Daily Journal Corp.  ................              200                 6,200
 *Daka International, Inc.  ...........           31,867               298,753
 *Daktronics, Inc.  ...................           12,200                54,900
 *Damark International, Inc. Class A  .           31,700               285,300
  Daniel Industries, Inc.  ............          104,000             1,456,000
 *Danielson Holding Corp.  ............              153                   794
 *Danskin, Inc.  ......................           18,900                48,431
 *Darling International, Inc.  ........           17,800               594,075
  Dart Group Corp. Class A  ...........              200                19,450
 *Data Broadcasting Corp.  ............           21,436               168,809
 *Data I/O Corp.  .....................           65,600               315,700
 *Data Race, Inc.  ....................           21,100               357,381
 *Data Research Association, Inc.  ....           17,550               241,313
 *Data Systems & Software, Inc.  ......           38,400               194,400
 *Data Translation, Inc.  .............           82,600               929,250
 *Data Transmission Network Corp.  ....           23,800               517,650
 *Dataflex Corp.  .....................           38,325               105,394
 *Datakey, Inc.  ......................           11,100                47,869
 *Datamarine International, Inc.  .....              200                 1,500
 *Datametrics Corp.  ..................           56,000                73,500
 *Datapoint Corp.  ....................          117,600               117,600
 *Dataram Corp.  ......................           14,300               110,825
 *Dataware Technologies, Inc.  ........           46,000               166,750

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
 *Datawatch Corp.  ....................           58,600            $  324,131
 *Datron Systems, Inc.  ................          23,200               221,850
 *Datum, Inc.  ........................           72,600               952,875
 *Davco Restaurants, Inc.  ............           56,300               510,219
 *Davel Communications Group, Inc.  ...           12,100               222,338
 *Davox Corp.  ........................           43,800             1,669,875
*#Daw Technologies, Inc.  .............          100,600               352,100
 *Dawson Geophysical Co.  .............           44,700               413,475
 *Daxor Corp.  ........................           46,000               621,000
*#Day Runner, Inc.  ...................           23,550               568,144
  Deb Shops, Inc.  ....................           44,400               202,575
 *Deckers Outdoor Corp.  ..............           44,200               386,750
  Decorator Industries, Inc.  .........            7,400                76,775
 *Deeptech International, Inc.  .......           42,100               286,806
  Defiance, Inc.  .....................           65,200               423,800
 *Deflecta-Shield Corp.  ..............            7,700                66,413
 *Del Electronics Corp.  ..............           57,298               504,939
  Del Laboratories, Inc.  .............           92,768             2,609,100
 *Delaware Ostego Corp.  ..............            1,011                10,236
  Delchamps, Inc.  ....................           24,900               519,788
  Delta Natural Gas Co., Inc.  ........           18,800               354,850
  Delta Woodside Industries, Inc.  ....          144,000               864,000
 *Denamerica Corp.  ...................           28,500               121,125
 *Depotech Corp.  .....................           34,500               470,063
 *Designs, Inc.  ......................          129,600               870,750
 *Detection Systems, Inc.  ............           44,124               808,021
 *Detrex Corp.  .......................            9,500                61,750
 *Devcon International Corp.  .........           25,100               164,719
 *Devlieg-Bullard, Inc.  ..............          105,000               252,656
 *Dewolfe Companies, Inc.  ............            4,400                23,650
 *Diagnostic Health Services, Inc.  ...           40,000               282,500
*#Diagnostic Retrieval Systems, Inc.  .           20,900               216,838
 *Diametrics Medical, Inc.  ...........          113,300               453,200
*#Diana Corp.  ........................            6,930               238,219
 *Dianon Systems, Inc.  ...............           20,200               161,600
 *Digi International, Inc.  ...........           13,900               180,700
 *Digital Biometrics, Inc.  ...........           72,000               207,000
 *Digital Communications Technology
   Corp. ..............................            3,675                 4,594
 *Digital Link Corp.  .................           72,700             1,644,838
 *Digital Microwave Corp.  ............           41,300               991,200
 *Digital Sound Corp.  ................           17,900                36,359
 *Digital Systems International, Inc.             96,900             1,471,669
  Dime Financial Corp.  ...............           20,100               359,288
 *Diodes, Inc.  .......................           31,400               223,725
*#Discovery Zone, Inc.  ...............           12,000                 4,500
 *Dixie Yarns, Inc.  ..................           42,319               280,363
 *Dixon Ticonderoga Co.  ..............           27,450               195,581
 *Dominion Bridge Corp.  ..............           74,600               193,494
  Donegal Group, Inc.  ................           13,900               269,313
  Donnelly Corp. Class A  .............           47,800             1,027,700
 *Donnkenny, Inc.  ....................           12,200                48,800
 *Dorsey Trailers, Inc.  ..............           39,000               151,125
 *Dotronix, Inc.  .....................           87,000               101,953
 *Dravo Corp.  ........................            9,000               119,250
 *Drew Industries, Inc.  ..............           42,100               968,300
 *Drexler Technology Corp.  ...........          112,550             1,420,944
 *Driver-Harris Co.  ..................           23,498               185,047
 *Drug Emporium, Inc.  ................           47,400               192,563
 *Drypers Corp.  ......................           46,300               214,138
 *Duckwall-Alco Stores, Inc.  .........           37,200               469,650
 *Ducommun, Inc.  .....................           52,100             1,152,713
  Duff & Phelps Credit Rating Co.  ....           15,300               353,813
 *Durakon Industries, Inc.  ...........           54,500               660,813
*#Duramed Pharmaceuticals, Inc.  ......           98,000               692,125

                                                   Shares               Value+
                                                 ---------          ------------
 *Dwyer Group, Inc.  ..................           14,700            $   25,725
 *Dycom Industries, Inc.  .............          100,700             1,032,175
  Dyersburg Corp.  ....................           94,500               567,000
  Dynamics Corp. of America  ..........           86,300             2,459,550
 *Dynamics Research Corp.  ............           53,984               529,718
 *E-Z-Em, Inc. Class A  ...............           37,000               409,313
 *E-Z-Em, Inc. Class B  ...............           50,120               538,790
 *EA Engineering Science &
   Technology, Inc. ...................           78,975               157,950
 *EA Industries, Inc.  ................           65,400                73,575
 *ECC International Corp.  ............          139,750             1,135,469
 *ECCS, Inc.  .........................            6,900                20,484
 *EFI Electronics Corp.  ..............           81,400               101,750
 *EIP Microwave, Inc.  ................            3,140                13,738
 *EIS International, Inc.  ............           83,300               723,669
 *ELXSI Corp.  ........................            8,300                43,575
  EMC Insurance Group, Inc.  ..........           20,300               235,988
 *ERLY Industries, Inc.  ..............           26,213               237,555
 *ERO, Inc.  ..........................           80,000               530,000
 *ESCO Electronics Corp. Trust
   Receipts ...........................           96,076               936,741
 *ESSEF Corp.  ........................           48,700               870,513
 *EXX, Inc. Class A  ..................              300                 2,363
 *EXX, Inc. Class B  ..................              100                   725
  Eagle Bancshares, Inc.  .............           32,500               483,438
 *Eagle Finance Corp.  ................           24,200               130,075
  Eagle Financial Corp.  ..............            8,955               269,769
 *Eagle Food Centers, Inc.  ...........           82,600               361,375
 *Eastco Industrial Safety Corp.  .....                8                    41
  Eastern Bancorp, Inc.  ..............           11,800               264,025
  Eastern Co.  ........................           56,500               762,750
 *Eastern Environment Services, Inc.  .           18,600               176,700
 *Eateries, Inc.  .....................           14,400                50,400
 *Ecogen, Inc.  .......................           35,200               103,400
  Ecology & Environment, Inc.
   Class A ............................           11,400               107,588
 *Edelbrock Corp.  ....................           47,200               755,200
 *Edison Brothers Stores, Inc.  .......           24,300                33,413
 *Edison Control Corp.  ...............            7,000                36,750
 *Edisto Resources Corp.  .............          114,200             1,042,075
*#Editek, Inc.  .......................           74,436                65,132
 *Edmark Corp.  .......................           45,300               696,488
 *Edo Corp.  ..........................           51,200               371,200
 *Education Alternatives, Inc.  .......           49,100               208,675
 *Educational Development Corp.  ......            2,800                22,225
 *Educational Insights, Inc.  .........           50,900               127,250
 *Egghead, Inc.  ......................           74,700               462,206
  Ekco Group, Inc.  ...................          134,900               455,288
 *El Chico Restaurants, Inc.  .........           84,400               654,100
  Elcor Corp.  ........................           77,500             1,646,875
 *Elcotel, Inc.  ......................            8,100                54,675
  Eldorado Bancorp CA  ................           13,677               282,088
 *Electric Fuel Corp.  ................           87,200               545,000
 *Electro Rent Corp.  .................          131,325             3,086,138
 *Electro Scientific Industries, Inc.             77,000             1,886,500
  Electro Sensors, Inc.  ..............            2,300                 9,488
 *Electro-Catheter Corp.  .............           30,300                27,459
 *Electromagnetic Sciences, Inc.  .....          129,449             2,669,886
 *Electronic Fab Technology, Inc.  ....           36,100               124,094
 *Electronic Retailing System
   International, Inc. ................           16,400                50,225
  Electronic Tele Communications,
   Inc. Class A .......................           15,500                32,938
 *Elek-Tek, Inc.  .....................           40,000               182,500
 *Eljer Industries, Inc.  .............           25,800               309,600

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
  Ellett Brothers, Inc.  ..............           44,000            $  228,250
 *Eltron International, Inc.  .........           23,900               734,925
 *Embrex, Inc.  .......................          123,200               816,200
 *Emcon  ..............................           71,450               276,869
  Emerald Isle Corp.  .................              750                13,875
*#Emerson Radio Corp.  ................           77,100               110,831
 *Emisphere Technologies, Inc.  .......           33,800               523,900
 *Empi, Inc.  .........................           32,300               593,513
 *Empire of Carolina, Inc.  ...........           12,500                81,250
 *Emulex Corp.  .......................           53,800               901,150
 *Encad, Inc.  ........................           23,200               874,350
 *Encore Computer Corp.  ..............          318,300               427,716
 *Encore Wire Corp.  ..................           50,300               792,225
 *Endosonics Corp.  ...................           36,900               417,431
 *Energy Biosystems Corp.  ............           89,000               578,500
 *Energy Conversion Devices, Inc.  ....           61,400               921,000
 *Energy Research Corp.  ..............           18,000               198,000
  Energynorth, Inc.  ..................           32,526               662,717
  Engineered Support Systems, Inc.  ...           22,000               229,625
 *Engineering Measurements Co.  .......           28,400               103,838
 #Engle Homes, Inc.  ..................           26,000               214,500
 *Enlighten Software Solutions, Inc.  .            5,300                23,850
  Ennis Business Forms, Inc.  .........           89,200               903,150
 *Ensys Environmental Products, Inc.  .           48,000                90,000
*#Envirogen, Inc.  ....................           13,900                36,488
 *Environmental Elements Corp.  .......           47,800               119,500
 *Environmental Technologies Corp.  ...           15,000               104,063
 *Environmental Tectonics Corp.  ......            3,300                21,038
 *Enviroq Corp.  ......................            1,008                 1,449
 *Envirosource, Inc.  .................          345,100             1,056,869
 *Envirotest Systems Corp. Class A  ...           70,000               159,688
 *Enzon, Inc.  ........................          103,900               250,009
 *Epitope, Inc.  ......................           36,300               444,675
 *Equimed, Inc.  ......................           12,000                50,250
 *Equinox Systems, Inc.  ..............           14,400               168,300
 *Equitex, Inc.  ......................            1,300                 3,088
 *Equitrac Corp.  .....................           12,300               129,150
 *Equity Marketing, Inc.  .............           20,800               474,500
 *Equity Oil Co.  .....................          109,700               359,953
  Eskimo Pie Corp.  ...................           27,000               283,500
  Espey Manufacturing & Electronics
   Corp. ..............................           21,000               354,375
 *Essex Corp.  ........................            1,000                 2,000
  Essex County Gas Co.  ...............            1,400                35,525
 *Esterline Technologies Corp.  .......           32,400               822,150
 *Evans & Sutherland Computer  Corp.  .           33,100               839,913
 *Evans Systems, Inc.  ................            9,700                48,500
 *Evans, Inc.  ........................          102,900               199,369
  Evergreen Bancorp, Inc. DE  .........           23,100               371,044
 *Evergreen Resources, Inc.  ..........           22,100               145,031
 *Exar Corp.  .........................           49,400               781,138
 *Excalibur Technologies Corp.  .......           14,900               234,675
  Excel Industries, Inc.  .............           91,500             1,372,500
*#Excel Technology, Inc.  .............           32,022               266,183
 *Executive Telecard, Ltd.  ...........           59,475               423,759
 *Executone Information Systems,  Inc.           122,000               316,438
 *Exide Electronics Group, Inc.  ......           84,209               915,773
 *Expert Software, Inc.  ..............           50,000               225,000
 *Express America Holdings Corp.  .....           42,000               273,000
 *Ezcorp, Inc. Class A Non-Voting  ....           59,900               460,481
  F & M Bancorp (MD)  .................            5,100               118,575
  F & M Bancorporation, Inc.  .........            9,350               288,681
  FCB Financial Corp.  ................           12,400               235,600

                                                   Shares               Value+
                                                 ---------          ------------
  FDP Corp.  ..........................           56,200            $  793,825
  FFLC Bancorp  .......................            4,000                79,500
 *FFO Financial Group, Inc.  ..........            6,000                17,250
  FFY Financial Corp.  ................           18,300               470,081
 *FLIR Systems, Inc.  .................           32,350               438,747
 *FM Properties, Inc.  ................           39,700               116,619
 *FNB Rochester Corp.  ................           10,800               132,975
 *FPA Corp.  ..........................          101,400               107,738
 *FPA Medical Management, Inc.  .......           43,012               822,605
 *FRP Properties, Inc.  ...............           31,700               665,700
 *FTP Software, Inc.  .................           12,000                94,500
  Fab Industries, Inc.  ...............            9,500               254,125
 *Failure Group, Inc.  ................           73,000               428,875
 *Fairchild Corp. Class A  ............           80,600             1,339,975
 *Fairfield Communities, Inc.  ........           40,000               980,000
 *Falcon Building Products, Inc.
   Class A ............................           10,300               127,463
  Falcon Products, Inc.  ..............           32,290               468,205
  Family Bancorp  .....................           10,550               370,569
 *Family Golf Centers, Inc.  ..........           15,500               480,500
 *Fansteel, Inc.  .....................           73,951               489,925
 *Farah, Inc.  ........................           87,100               577,038
 *Farr Co.  ...........................           32,650               571,375
 *Farragut Mortgage, Inc.  ............               39                     0
  Farrel Corp.  .......................           24,300                69,863
 *Fastcomm Communications Corp.  ......           10,800                89,100
 *Faulding Corp.  .....................           63,900               379,406
 *Featherlite Manufacturing, Inc.  ....            8,400                48,825
  Fed One Bancorp  ....................            2,500                39,219
  Fedders Corp. Class A  ..............           23,712               112,632
  Federal Screw Works  ................           21,600               610,200
 *Female Health Co.  ..................           25,900               110,075
 *Ferrofluidics Corp.  ................           36,700               334,888
 *Fiberstars, Inc.  ...................           10,100                48,606
  Fidelity Bancorp, Inc.  .............              220                 4,235
  Fidelity Bancorp, Inc. Delaware  ....           10,500               179,156
  Fidelity Federal Bancorp  ...........           16,500               169,125
  Fidelity Financial Bankshares Corp.                210                 5,329
  Fidelity National Financial, Inc.  ..           37,560               619,740
 *Fieldcrest Cannon, Inc.  ............           50,000               718,750
 *Fifty-Off Stores, Inc.  .............           11,400                 1,959
 *Filenes Basement Corp.  .............          111,050               544,839
 *Financial Federal Corp.  ............           73,500             1,111,688
 *Finish Line, Inc. Class A  ..........           24,400               542,900
 *Finishmaster, Inc.  .................           27,600               231,150
  First Albany Companies, Inc.  .......            2,535                23,449
 *First Alert, Inc.  ..................           87,100               342,956
 *First American Health Concepts, Inc..            4,200                15,750
  First Bancorp  ......................              400                 7,050
 *First Banks America, Inc.  ..........            4,879                48,790
 *First Cash, Inc.  ...................           11,900                63,219
  First Central Financial Corp.  ......           78,000               297,375
  First Charter Corp.  ................            2,800                61,600
 *First Citizens Financial Corp.  .....            9,410               175,261
  First Defiance Financial Corp.  .....           12,192               149,352
  First Essex Bancorp  ................           31,700               439,838
  First Federal Capital Corp.  ........           49,900             1,172,650
  First Federal Savings & Loan
   Association of East Hartford, CT ...           24,100               554,300
  First Financial Corp. of Western
   Maryland ...........................            3,900               124,313
  First Financial Holdings, Inc.  .....           42,200               996,975
  First Home Bancorp, Inc. NJ  ........              200                 3,700
  First Indiana Corp.  ................           73,960             1,885,980

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
  First Liberty Financial Corp.  ......           10,800            $  225,450
 *First Merchants Acceptance Corp.  ...           29,100               605,644
  First Merchants Corp.  ..............           22,050               573,300
  First Mutual Savings Bank  ..........              264                 4,884
  First Northern Capital Corp.  .......           16,050               272,850
  First Oak Brook Bancshares, Inc.
   Class A ............................           10,000               215,000
  First Palm Beach Bancorp, Inc.  .....           16,900               425,669
 *First Republic Bancorp, Inc.  .......          157,149             2,809,038
  First Savings Bancorp, Inc. North
   Carolina ...........................            4,900                90,650
 *First Savings Bank  .................           10,500               194,250
  First Southeast Financial Corp.  ....           11,000               112,063
  First State Financial Services, Inc.               300                 4,669
*#First Team Sports, Inc.  ............           21,550               192,603
  First Union Corp.  ..................           28,872             2,205,099
  First United Bancorp  ...............           26,800               304,850
  First Western Bancorp, Inc.  ........           32,050               861,344
  First Years, Inc.  ..................           34,000               546,125
 *FirstFed Financial Corp. DE  ........           35,900               857,113
  FirstFederal Financial Services
   Corp. ..............................           12,826               487,388
  Firstfed Bancshares, Inc.  ..........           30,000               506,250
 *Fischer Imaging Corp.  ..............           25,800               172,538
  Flag Financial Corp.  ...............              200                 2,275
*#Flagstar Companies, Inc.  ...........           64,300                74,347
  Flamemaster Corp.  ..................              200                   913
 *Flanigan's Enterprises, Inc.  .......           10,300                59,225
  Flexsteel Industries, Inc.  .........           61,800               795,675
  Florida First Bancorp, Inc.  ........              300                 3,469
 *Florida Gaming Corp.  ...............            6,850                49,663
  Florida Public Utilities Co.  .......            4,500                89,719
 *Florsheim Shoe Co.  .................           10,200                47,175
 *Flow International Corp.  ...........          158,200             1,334,813
 *Fluor Daniel/GTI, Inc.  .............            4,008                34,569
 *Foilmark, Inc.  .....................           15,500                38,750
 *Fonar Corp.  ........................          171,950               451,369
 *Foodarama Supermarkets, Inc.  .......           22,000               308,000
 *Foodbrands America, Inc.  ...........           80,551             1,067,301
 *Foothill Independent Bancorp  .......            5,570                59,878
 *Forest Oil Corp.  ...................            5,693                88,953
 *Fortune Petroleum Corp.  ............           41,907               125,721
 *Fossil, Inc.  .......................           47,500               623,438
 *Foster (L.B.) Co. Class A  ..........          126,600               518,269
*#Fountain Oil, Inc.  .................           49,100               345,234
 *Fountain Powerboat Industries, Inc.             10,200               149,813
 *Four Kids Entertainment, Inc.  ......           19,900                27,363
 *Fourth Shift Corp.  .................           34,600               192,463
*#Foxmeyer Health Corp.  ..............           26,200                58,950
  Franklin Bank National Associaton
   Southfield, MI .....................            8,835               107,677
 *Franklin Electronic Publishers, Inc.            35,200               440,000
  Frederick's of Hollywood, Inc.
   Class A ............................           31,639               174,015
  Frederick's of Hollywood, Inc.
   Class B ............................           83,878               377,451
  Freds, Inc. Class A  ................           60,000               543,750
 *Frequency Electronics, Inc.  ........           41,693               427,353
 *Fresh America Corp.  ................           12,600               210,263
 *Fresh Choice, Inc.  .................           50,000               250,000
  Friedman Industries, Inc.  ..........          129,004               774,024
 *Friedmans, Inc. Class A  ............           25,200               344,925
  Frisch's Restaurants, Inc.  .........           64,568               871,673
  Frontier Adjusters of America, Inc.              1,000                 3,250

                                                  Shares                Value+
                                                 ---------          ------------
  Frozen Food Express Industries,
   Inc. ...............................          100,000            $  962,500
 *Funco, Inc.  ........................           50,500               416,625
 *Fuqua Enterprises, Inc.  ............           40,500               977,063
  Furon Co.  ..........................           43,100               878,163
 *Fusion Systems Corp.  ...............           15,600               292,500
 *Future Healthcare, Inc.  ............            7,000                   280
 *G-III Apparel Group, Ltd.  ..........           43,470               123,618
  GBC Bancorp  ........................           56,700             1,608,863
 *GMIS, Inc.  .........................           47,500             1,137,031
 *GNI Group, Inc.  ....................           76,800               499,200
 *GRC International, Inc.  ............          131,600             1,957,550
 *GTI Corp.  ..........................           33,600               180,600
 *GTS Duratek, Inc.  ..................           44,800               568,400
 *GZA Geoenvironmental
   Technologies, Inc. .................           15,800                49,375
 *Galey & Lord, Inc.  .................           95,000             1,235,000
 *Galileo Electro-Optics Corp.  .......           69,300             1,671,863
 *Game Financial Corp.  ...............            4,500                38,813
 *Gametek, Inc.  ......................            5,000                 3,673
  Gamma Biologicals, Inc.  ............           39,200               122,500
 *Gantos, Inc.  .......................           27,300               101,522
  Garan, Inc.  ........................           32,900               588,088
 *Gardner Denver Machinery, Inc.  .....           17,600               646,800
 *Garnet Resources Corp.  .............           49,600                19,375
 *Gasonics International, Inc.  .......          112,000             1,218,000
 *Gateway Industries, Inc.  ...........           11,120                37,530
*#Geerling & Wade, Inc.  ..............           14,200                70,113
 *Gehl Co.  ...........................           19,000               159,125
 *Gelman Sciences, Inc.  ..............           42,175             1,339,056
  Gencor Industries, Inc.  ............            5,500                71,500
 *Genelabs Technologies, Inc.  ........          151,300               586,288
 *Genemedicine, Inc.  .................           76,400               267,400
 *General Communications, Inc.
   Class A ............................           24,000               172,500
  General Employment Enterprises,
   Inc. ...............................            8,614                92,601
*#General Host Corp.  .................           93,320               326,620
  General Housewares Corp.  ...........           34,830               348,300
  General Magnaplate Corp.  ...........            4,200                28,088
 *General Microwave Corp.  ............            8,600                41,925
  General Physics Corp.  ..............           73,000               301,125
 *Genesco, Inc.  ......................          124,000             1,255,500
  Genesee Corp. Class B  ..............              200                 8,500
*#Geneva Steel Co. Class A  ...........           34,300               120,050
 *Genicom Corp.  ......................          109,900               436,166
 *Genlyte Group, Inc.  ................           67,100               603,900
 *Genome Therapeutics Corp.  ..........          131,600             1,200,850
  Genovese Drug Stores, Inc.
   Class A ............................          106,269             1,859,708
 *Genrad, Inc.  .......................           14,600               323,025
 *Gensia, Inc.  .......................          205,100               942,178
*#Genta, Inc.  ........................           21,800                13,284
 *Genus, Inc.  ........................          104,100               715,688
 *Genzyme Transgenics Corp.  ..........           50,400               289,800
  George Mason Bankshares, Inc.  ......           30,300               689,325
 *Georgia-Bonded Fibres, Inc.  ........            2,200                 8,663
  Getty Petroleum Corp.  ..............           25,900               414,400
 *Giant Cement Holding, Inc.  .........           37,000               564,250
 *Giant Group, Ltd.  ..................           58,800               492,450
  Giant Industries, Inc.  .............           67,500             1,029,375
 *Gibraltar Packaging Group, Inc.  ....           18,100                65,613
 *Gibraltar Steel Corp.  ..............           10,600               247,775
 *Gibson Greetings, Inc.  .............           16,200               307,800
 *Giga-Tronics, Inc.  .................           35,000               293,125

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
  Gilbert Associates, Inc. Class A  ...           45,000            $  607,500
 *Gish Biomedical, Inc.  ..............           74,750               495,219
  Glacier Bancorp, Inc.  ..............            6,587               158,088
 *Glacier Water Services, Inc.  .......           30,600               627,300
  Gleason Corp.  ......................          116,700             3,442,518
 *Global Village Communication, Inc.  .           67,000               448,063
 *Globalink, Inc.  ....................           30,500                91,500
 *Go Video, Inc.  .....................           86,400               113,400
  Golden Enterprises, Inc.  ...........            7,400                55,963
 *Golden Oil Co. DE  ..................               69                    40
  Golden Poultry Co., Inc.  ...........           44,400               455,100
 *Good Guys, Inc.  ....................          114,500               923,156
  GoodMark Foods, Inc.  ...............           90,400             1,536,800
 *Goodys Family Clothing, Inc.  .......          134,500             2,185,625
  Gorman-Rupp Co.  ....................           30,200               419,025
 *Gottschalks, Inc.  ..................           57,700               389,475
*#Government Technology Services,
   Inc. ...............................           41,000               253,688
 *Gradco Systems, Inc.  ...............          146,411               521,589
 *Graff Pay-per-View, Inc.  ...........           71,600               107,400
 *Graham Corp.  .......................            4,950                51,047
  Graham-Field Health Products, Inc.  .           59,500               483,438
  Grand Premier Financial, Inc.  ......            1,450                15,406
  Granite State Bankshares, Inc.  .....            6,500               143,813
 *Grant Geophysical, Inc.  ............           26,500                 5,797
  Graphic Industries, Inc.  ...........           35,400               320,813
  Great Southern Bancorp, Inc.  .......            3,600                62,100
 *Greater New York Savings Bank  NY  ..          124,200             1,645,650
  Green (A.P.) Industries, Inc.  ......          123,100             1,215,613
  Green Mountain Power Corp.  .........           38,500               957,688
  Greenbrier Companies, Inc.  .........          111,000             1,068,375
  Greenwich Air Services, Inc.
   Class A ............................           15,700               384,650
 *Greenwich Air Services, Inc.
   Class B ............................            7,600               177,650
 *Greyhound Lines, Inc.  ..............           40,000               155,000
 *Grist Mill & Co.  ...................           60,450               358,922
 *Grossmans, Inc.  ....................          231,300               252,984
 *Ground Round Restaurants, Inc.  .....           86,950               218,734
 *Group 1 Software, Inc.  .............           31,400               298,300
 *Group Technologies Corp.  ...........          106,000               198,750
  Grovebank for Savings  ..............           12,700               623,888
 *Grow Biz International, Inc.  .......           53,600               482,400
 *Grubb & Ellis Co.  ..................           39,552               173,040
 *Gryphon Holdings, Inc.  .............           11,600               166,025
 *Guest Supply, Inc.  .................          107,100             1,753,763
 *Gulfmark International, Inc.  .......           25,800             1,419,000
 *Gull Laboratories, Inc.  ............           16,900               105,625
 *Gundle/SLT Environmental, Inc.  .....          137,600               877,200
 *HD Vest, Inc.  ......................            9,300                39,525
 *HEI, Inc.  ..........................           10,200                88,613
  HF Financial Corp.  .................            5,100                84,788
 *HMG Worldwide Corp.  ................           62,500                87,891
  HMI Industries, Inc.  ...............           84,200               452,575
 *HMN Financial, Inc.  ................           15,900               287,194
 *HPR, Inc.  ..........................           82,500             1,232,344
 *HPSC, Inc.  .........................          103,400               652,713
 *HS Resources, Inc.  .................           96,728             1,644,376
  HUBCO, Inc.  ........................            8,478               207,711
 *Ha-Lo Industries, Inc.  .............            3,150               122,063
  Haggar Corp.  .......................           53,500               952,969
 *Hahn Automotive Warehouse, Inc.  ....           34,008               289,068
  Halifax Corp.  ......................            4,700                85,188
 *Hallwood Group, Inc.  ...............           10,762               153,359

                                                   Shares               Value+
                                                 ---------          ------------
 *Halsey Drug Co., Inc.  ..............           53,922            $  266,240
 *Hammons (John Q.) Hotels, Inc.
   Class A ............................           55,700               449,081
 *Hampshire Group, Ltd.  ..............            4,900                63,700
 *Hampton Industries, Inc.  ...........           39,440               207,060
  Hancock Fabrics, Inc.  ..............          175,000             1,618,750
 *Handex Environmental Recovery,  Inc.            57,400               681,625
  Handleman Co.  ......................          232,000             1,914,000
 *Hanger Orthopedic Group, Inc.  ......           39,200               235,200
 *Harcor Energy, Inc.  ................           44,600               220,213
 *Harding Lawson Associates Group,
   Inc. ...............................           41,700               276,263
 *Harken Energy Corp.  ................           62,000               182,125
  Harleysville National Corp PA  ......              210                 5,329
 *Harlyn Products, Inc.  ..............           42,581                26,613
  Harmon Industries, Inc.  ............           54,300               943,463
 *Harolds Stores, Inc.  ...............           36,187               551,852
 *Harris & Harris Group, Inc.  ........           31,600               126,400
  Harris Savings Bank PA  .............            2,000                36,500
 *Harry's Farmers Market, Inc.
   Class A ............................           14,300                50,944
 *Hartmarx Corp.  .....................          239,200             1,255,800
*#Harvard Industries, Inc.  ...........           12,900                66,919
 *Harvey Entertainment Co.  ...........           30,000               211,875
  Harvey's Casino Resorts  ............           67,800             1,127,175
  Haskel International, Inc.  .........           13,100               102,344
  Hastings Manufacturing Co.  .........            8,800               224,400
 *Hathaway Corp.  .....................           34,580               136,159
 *Hauser Chemical Research, Inc.  .....           51,800               304,325
  Haven Bancorp, Inc.  ................           16,100               449,794
  Haverfield Corp.  ...................              220                 4,180
  Haverty Furniture Co., Inc.  ........           74,200               973,875
  Haverty Furniture Co., Inc. Class A             13,550               176,150
  Hawkins Chemical, Inc.  .............           39,319               289,978
 *Hawthorne Financial Corp.  ..........           14,100               111,919
  Health Images, Inc.  ................           33,300               520,313
*#Health Management, Inc.  ............           18,600                24,994
 *Health O Meter Products, Inc.  ......           31,700               192,181
 *Health Power, Inc.  .................           13,700                45,381
 *Health Professionals, Inc.  .........            4,923                13,538
 *Health Risk Management, Inc.  .......           34,700               513,994
 *Health-Chem Corp.  ..................           68,645                72,935
 *Healthcare Services Group, Inc.  ....           78,800               768,300
 *Healthdyne Information Enterprises,
   Inc. ...............................           16,800                76,650
 *Healthdyne Technologies, Inc.  ......           95,931               875,370
 *Healthy Planet Products, Inc.  ......            6,000                26,625
  Hechinger Co. Class A  ..............            4,700                12,631
  Hechinger Co. Class B  ..............            1,800                 7,763
 *Hector Communications Corp.  ........           21,300               159,750
  Heico Corp.  ........................          121,086             2,421,720
 *Hein-Werner Corp.  ..................           37,052               233,891
 *Heist (C.H.) Corp.  .................           10,600                87,450
  Henry Jack & Associates, Inc.  ......           29,166             1,101,017
  Heritage Financial Services, Inc.  ..           10,300               218,875
 *Herley Industries, Inc.  ............           11,500               146,625
 *Hi-Lo Automotive, Inc.  .............           92,456               242,697
 *Hi-Shear Technology Corp.  ..........           15,200                91,200
 *Hi-Tech Pharmacal, Inc.  ............           37,500               171,094
 *High Plains Corp.  ..................          137,576               735,172
  Hilb Rogal Hamilton Co.  ............            4,000                53,250
 *Hilite Industries, Inc.  ............           11,200                58,800
  Hingham Institution for Savings MA  .            1,900                33,963
 *Hinsdale Financial Corp.  ...........           18,750               515,625

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
 *Hirsch International Corp. Class A  .           15,100            $  285,013
 *Hitox Corp.  ........................           24,700                63,294
  Hoenig Group, Inc.  .................           21,200                92,750
 *Holiday RV Superstores, Inc.  .......            9,600                15,750
 *Hollywood Casino Corp. Class A  .....          213,400               906,950
 *Hologic, Inc.  ......................           51,930             1,278,776
 *Holopak Technologies, Inc.  .........           32,000               104,000
 *Holophane Corp.  ....................           12,800               243,200
  Home Federal Bancorp  ...............           14,800               514,300
  Home Port Bancorp, Inc.  ............              600                10,238
 *Home State Holdings, Inc.  ..........           60,000               461,250
 *Homecorp, Inc.  .....................              200                 3,775
 *Homeowners Group, Inc.  .............           47,800                82,156
 *Hondo Oil and Gas Co.  ..............           16,600               201,275
  Hooper Holmes, Inc.  ................           62,800               989,100
  Horizon Bancorp, Inc.  ..............              200                 7,950
  Horizon Financial Corp.  ............           23,573               321,182
 *Hospital Staffing Services, Inc.  ...           54,789               123,275
 *Hosposable Products, Inc.  ..........              500                 2,531
 *Hovnanian Enterprises, Inc.
   Class A ............................           74,800               439,450
 #Howell Corp.  .......................          108,200             1,541,850
  Howell Industries, Inc.  ............           14,400               586,800
 *Howtek, Inc.  .......................           36,100                73,328
  Hudson General Corp.  ...............           25,300               917,125
 *Hudson Technologies, Inc.  ..........           13,000                78,000
  Huffy Corp.  ........................          105,800             1,454,750
 *Hugoton Energy Corp.  ...............           37,000               402,375
  Hunt Manufacturing Co.  .............            4,300                75,788
  Huntco, Inc. Class A  ...............           16,200               253,125
 *Hurco Companies, Inc.  ..............           46,900               252,088
 *Hutchinson Technology, Inc.  ........            2,400               127,800
 *Hycor Biomedical, Inc.  .............           69,316               246,938
 *Hyde Athletic Industries, Inc.
   Class A ............................           70,700               362,338
 *Hyde Athletic Industries, Inc.
   Class B ............................           63,800               313,019
  Hydron Technologies, Inc.  ..........           97,500               188,906
 *Hyperion Software Corp.  ............           12,000               259,500
 *I-Stat Corp.  .......................            3,600                88,200
 *ICF Kaiser International, Inc.  .....          199,000               373,125
  ICO, Inc.  ..........................          171,518             1,125,587
 *ICOS Corp.  .........................           48,100               372,775
 *ICU Medical, Inc.  ..................           72,550               584,934
 *IDM Environmental Corp.  ............            8,000                17,625
 *IEC Electronics Corp.  ..............           39,800               308,450
 *IFR Systems, Inc.  ..................           62,935               955,825
 *IGEN, Inc.  .........................           60,300               361,800
 *IGI, Inc.  ..........................           65,500               376,625
 *II-VI, Inc.  ........................           15,600               411,450
 *ILC Technology, Inc.  ...............           54,600               658,613
  IMCO Recycling, Inc.  ...............           59,800               979,225
 *IMP, Inc.  ..........................          250,800               803,344
 *IPC Information Systems, Inc.  ......           39,100               635,375
 *IPL Systems, Inc. Class A  ..........           16,500                32,484
 *IQ Software Corp.  ..................           17,200               408,500
*#IVI Publishing, Inc.  ...............           65,000               229,531
  IWC Resources Corp.  ................           10,900               245,250
 *Ibah, Inc.  .........................           79,200               514,800
 *Identix, Inc.  ......................           83,000               658,813
 *Ikos Systems, Inc.  .................           29,150               564,781
 *Illinois Superconductor Corp.  ......           15,200               254,600
 *Image Entertainment, Inc.  ..........          107,600               450,575
 *Imatron, Inc.  ......................           62,100               218,320
 *Imclone Systems, Inc.  ..............          143,000             1,465,750

                                                   Shares               Value+
                                                 ---------          ------------
 *Immucor, Inc.  ......................           54,000            $  556,875
 *Immulogic Pharmaceutical Corp.  .....           43,500               369,750
 *Immune Response Corp. DE  ...........          140,100             1,112,044
 *Immunogen, Inc.  ....................           58,200               161,869
 *Immunomedics, Inc.  .................           45,200               310,750
 *Imo Industries, Inc.  ...............          100,000               337,500
 *Impact Systems, Inc.  ...............          192,100               276,144
 *Imperial Holly Corp.  ...............           38,700               602,269
 *In Focus Systems, Inc.  .............            5,800               121,800
 *In Home Health, Inc.  ...............           27,500                53,281
 *Inacom Corp.  .......................           31,200               969,150
 *Inbrand Corp.  ......................           33,300               799,200
 *Incontrol, Inc.  ....................           31,900               281,119
 *Incstar Corp.  ......................           44,200               187,850
 *Indenet, Inc.  ......................           42,750                88,172
  Independence Holding Co.  ...........           10,919                92,129
  Independent Bank Corp. MA  ..........          108,100             1,020,194
  Independent Bank East  ..............            5,735               195,707
 #Independent Bankshares, Inc.  .......              786                12,478
  Indiana Federal Corp.  ..............           16,449               361,878
  Industrial Acoustics Co., Inc.  .....              900                 9,113
*#Industrial Holdings, Inc.  ..........           12,700               120,650
 *Industrial Scientific Corp.  ........           10,000               158,750
 *Industrial Training Corp.  ..........           13,300                59,850
 *Infodata Systems, Inc.  .............            4,276                21,915
 *Information Resource Engineering,
   Inc. ...............................           25,300               268,813
 *Inhale Therapeutic Systems  .........           41,500               617,313
 *Innerdyne, Inc.  ....................           77,300               236,731
 *Innodata Corp.  .....................            8,350                12,003
 *Innoserv Technologies, Inc.  ........           13,640                40,068
*#Innovative Gaming Corp of America  ..           23,200               185,600
  Innovex, Inc.  ......................          101,900             4,139,688
 *Insite Vision, Inc.  ................           83,300               361,834
  Insituform East, Inc.  ..............           12,100                34,788
 *Insituform Technologies, Inc.
   Class A ............................            7,000                55,125
  Insteel Industries, Inc.  ...........           59,944               479,552
  Instron Corp.  ......................          118,200             1,536,600
 *Insurance Auto Auctions, Inc.  ......           50,000               468,750
 *Integramed America, Inc.  ...........           62,200               106,906
 *Integrated Circuit Systems, Inc.  ...           41,000               435,625
 *Integrated Silicon Solution, Inc.  ..           10,600               106,497
 *Integrated Waste Services, Inc.  ....           12,500                14,063
 *Intellicall, Inc.  ..................           68,907               335,922
 *Intellicorp, Inc.  ..................           89,200               156,100
 *Intellidate Technologies Corp.  .....           12,000                87,000
  Intelligent Electronics, Inc.  ......           21,574               161,805
 *Inter-Tel, Inc.  ....................           41,200               736,450
  Intercargo Corp.  ...................           27,500               226,875
  Interchange Financial Services
   Corp. Saddle Brook .................           14,280               337,365
 *Interface Systems, Inc.  ............           29,800               167,625
 *Interferon Sciences, Inc.  ..........          210,000               321,563
 *Interlake Corp.  ....................          196,200               735,750
 *Interleaf, Inc.  ....................          143,100               317,503
 *Interlink Electronics  ..............           16,100                79,494
 *Interlinq Software Corp.  ...........           34,200               163,519
 *Intermagnetics General Corp.  .......          158,941             2,125,836
 *Intermedia Communications of
   Florida, Inc. ......................           80,700             2,370,563
 *International Alliance Services,
   Inc. ...............................            7,440                68,355
  International Aluminum Corp.  .......              200                 5,150
 *International Imaging Materials,
   Inc. ...............................           12,200               297,375

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
 *International Lottery & Totalizer
   Systems, Inc. ......................           76,900            $   81,706
 *International Lottery, Inc.  ........           10,800                79,650
 *International Remote Imaging
   Systems, Inc. ......................           34,350               141,694
  International Shipholding Corp.  ....           53,950               950,869
 *International Technology Corp.  .....           76,175               771,272
 *International Thoroughbred
   Breeders, Inc. .....................           31,900               109,656
 *Interphase Corp.  ...................           33,500               374,781
 *Interpore International  ............           50,000               237,500
 *Interscience Computer Corp.  ........            6,500                21,938
 *Intersolv, Inc.  ....................           28,900               269,131
  Interstate Johnson Lane, Inc.  ......           12,800               168,000
 *Intersystems, Inc.  .................           52,700                60,934
*#Intertan, Inc.  .....................           71,900               413,425
 *Intervisual Books, Inc. Class A  ....            1,500                 2,391
  Interwest Bancorp, Inc.  ............           19,200               631,200
 *Investors Insurance Group, Inc.  ....           42,700                16,013
  Investors Title Co.  ................           24,000               375,000
 *Invivo Corp.  .......................            8,500               116,344
 *Ion Laser Technology, Inc.  .........            5,200                63,700
  Iroquois Bancorp  ...................              400                 6,650
  Isco, Inc.  .........................          101,341             1,000,742
 *Isis Pharmaceuticals, Inc.  .........           95,900             1,558,375
 *Isolyser Co., Inc.  .................           10,560                85,800
 *Isomedix, Inc.  .....................           51,100               702,625
 *Iwerks Entertainment, Inc.  .........           60,924               392,198
 *J & J Snack Foods Corp.  ............           40,000               437,500
 *JG Industries, Inc.  ................           19,500                13,406
  JLG Industries, Inc.  ...............           16,300               293,400
*#JMAR Industries, Inc.  ..............            8,000                19,875
 *JPE, Inc.  ..........................            5,500                41,938
 *Jabil Circuit, Inc.  ................           60,000             1,533,750
  Jackpot Enterprises, Inc.  ..........           50,775               507,750
 *Jaclyn, Inc.  .......................           23,227               123,393
 *Jaco Electronics, Inc.  .............           14,973               131,950
  Jacobson Stores, Inc.  ..............           49,700               478,363
 *Jalate, Ltd.  .......................           11,000                40,563
 *Jan Bell Marketing, Inc.  ...........          224,900               520,081
 *Jason, Inc.  ........................           72,400               515,850
 *Jean Philippe Fragrances, Inc.  .....           69,000               487,313
  Jeffbanks, Inc.  ....................            7,740               215,753
  Jefferson Savings Bancorp, Inc.  ....           40,000               945,000
 *Jennifer Convertibles, Inc.  ........           41,000                94,177
 *Johnson Worldwide Associates, Inc.
   Class A ............................           43,100               501,038
  Johnston Industries, Inc.  ..........          207,687             1,635,535
 *Johnstown American Industries,  Inc.            86,700               357,638
 *Joseph A. Bank Clothiers, Inc.  .....           42,900               185,006
 *Joule, Inc.  ........................           42,100               163,138
 *Just Toys, Inc.  ....................           28,300                45,988
  K Swiss, Inc. Class A  ..............           31,200               345,150
 *K-Tel International, Inc.  ..........              200                 1,050
 *K-Tron International, Inc.  .........           63,400               677,588
 *K-V Pharmaceutical Co. Class A  .....           24,950               296,281
 *K-V Pharmaceutical Co. Class B  .....           19,400               232,800
 *KBK Capital Corp.  ..................            5,000                23,125
 *KLLM Transport Services, Inc.  ......           37,400               420,750
 *KTI, Inc.  ..........................            1,733                13,864
 *Kaiser Ventures, Inc.  ..............           78,900               779,138
  Kaman Corp. Class A  ................           10,000               125,000
 *Kaneb Services, Inc.  ...............           61,700               215,950
  Katy Industries, Inc.  ..............           32,200               446,775

                                                  Shares                Value+
                                                 ---------          ------------
  Kaye Group, Inc.  ...................           41,000            $  233,188
  Keithley Instruments, Inc.  .........            6,600                68,475
 *Kelley Oil & Gas Corp.  .............           65,100               183,094
  Kenan Transport Co.  ................              200                 4,025
 *Kent Financial Services, Inc.  ......           14,278               110,655
 *Kentucky Electric Steel, Inc.  ......           15,700               110,881
 *Kenwin Shops, Inc.  .................              500                 1,500
 *Kerr Group, Inc.  ...................           73,300               201,575
 *Kewaunee Scientific Corp.  ..........           20,400               121,125
*#Key Energy Group, Inc.  .............           37,158               450,541
 *Key Production Co., Inc.  ...........           41,872               528,634
 *Key Technology, Inc.  ...............           27,000               604,125
 *Key Tronic Corp.  ...................          129,100             1,121,556
 *Keystone Consolidated Industries,
   Inc. ...............................           88,600               653,425
  Keystone Heritage Group, Inc.  ......           29,600               680,800
 *Kimmins Corp.  ......................            8,300                33,200
 *Kinark Corp.  .......................           52,800               158,400
 *Kinnard Investment, Inc.  ...........           20,800               118,300
 *Kit Manufacturing Co.  ..............           12,000               132,750
 *Klamath First Bancorp, Inc.  ........           12,000               177,750
 *Kleer-Vu Industries, Inc.  ..........           20,073                17,564
 *Kleinert's, Inc.  ...................            5,000                90,625
  Knape & Vogt Manufacturing Co.  .....           64,599             1,033,584
 *Knickerbocker (L.L.) Co., Inc.  .....           60,000               532,500
 *Knight Transportation, Inc.  ........            9,100               211,006
 *Knogo North America, Inc.  ..........           72,800               423,150
 *Koala Corp.  ........................            8,800               112,750
  Kollmorgen Corp.  ...................           35,100               399,263
 *Koo Koo Roo, Inc.  ..................          120,000               978,750
 *Kopin Corp.  ........................           85,900               799,944
 *Koss Corp.  .........................           52,000               328,250
 *Krauses Furniture, Inc.  ............            2,933                 4,033
 *Krug International Corp.  ...........           21,465                99,276
 *Krystal Co.  ........................           56,900               337,844
  Kuhlman Corp.  ......................          231,276             4,076,240
  Kysor Industrial Corp.  .............           27,200               829,600
*#L.A. Gear, Inc.  ....................           45,600               108,300
 *LAT Sportswear, Inc.  ...............            2,700                 1,688
  LCS Industries, Inc.  ...............           14,460               187,980
  LSB Bancshares, Inc. NC  ............            9,372               148,781
  LSB Industries, Inc.  ...............          108,900               503,663
  LSI Industries, Inc.  ...............          143,403             1,684,985
 *LTX Corp.  ..........................           75,000               440,625
 *LXE, Inc.  ..........................           17,000               255,000
 *LXR Biotechnology, Inc.  ............           63,300               134,513
 *La Jolla Pharmceutical Co.  .........          139,300               574,613
 *LaBarge, Inc.  ......................          221,650             1,329,900
  LaCrosse Footwear, Inc.  ............           13,300               151,288
 *Laclede Steel Co.  ..................           25,450                84,303
  Ladd Furniture, Inc.  ...............           46,333               622,600
 *Lakeland Industries, Inc.  ..........            4,700                15,422
 *Lamson & Sessions Co.  ..............          143,800             1,078,500
 *Lancer Corp.  .......................           66,150               983,981
 *Lancit Media Productions, Ltd.  .....           53,200               422,275
 *Landair Services, Inc.  .............           50,100               532,313
  Landauer, Inc.  .....................           71,000             1,482,125
 *Laser Pacific Media Corp.  ..........           10,000                 9,219
 *Lasermaster Technologies, Inc.  .....           96,700               525,806
 *Laserscope  .........................           66,600               366,300
 *Lawrence Savings Bank MA  ...........            7,700                65,931
  Lawyers Title Corp.  ................           34,300               651,700
 *Layne, Inc.  ........................            3,900                54,113
 *Lazare Kaplan International, Inc.  ..           71,300             1,381,438
  Learonal, Inc.  .....................            8,400               195,300

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
 *Leasing Solutions, Inc.  ............           66,100            $1,896,244
 *Leather Factory, Inc.  ..............              200                   213
 *Lechters, Inc.  .....................           92,500               439,375
 *Lectec Corp.  .......................           13,080                86,655
  Lesco, Inc.  ........................           87,100             1,437,150
 *Leslie Building Products, Inc.  .....           27,800                95,563
 *Leslie's Poolmart  ..................           45,992               597,896
 *Levitz Furniture, Inc.  .............          100,200               363,225
  Liberty Bancorp, Inc. Delaware  .....            7,800               189,150
  Liberty Homes, Inc. Class A  ........              200                 2,588
 *Liberty Technologies, Inc.  .........            6,900                19,838
 *Lidak Pharmaceuticals Class A  ......           93,000               129,328
 *Life Medical Sciences, Inc.  ........            7,800                43,875
 *Life Quest Medical, Inc.  ...........            4,800                14,100
 *Life USA Holdings, Inc.  ............           85,400               854,000
 *Lifecore Biomedical, Inc.  ..........           42,000               656,250
 *Lifeline Systems, Inc.  .............           20,500               347,219
 *Lifetime Hoan Corp.  ................           73,720               755,630
 *Ligand Pharmaceuticals, Inc.
   Class B ............................           26,558               320,356
  Lillian Vernon Corp.  ...............           49,000               588,000
 *Lindal Cedar Homes, Inc.  ...........           40,777               152,914
  Lindberg Corp.  .....................           53,200               525,350
  Liqui Box Corp.  ....................            3,400               111,775
  Litchfield Financial Corp.  .........           22,863               297,219
 *Littlefield, Adams & Co.  ...........           16,500                53,625
 *Liuski International, Inc.  .........            7,700                18,769
*#Live Entertainment, Inc.  ...........            2,000                 7,750
 *Lodgenet Entertainment Corp.  .......           63,000               937,125
*#Logic Devices, Inc.  ................           49,300               158,684
 *Logic Works, Inc.  ..................           94,000               564,000
  Lomak Petroleum, Inc.  ..............           84,445             1,382,787
 *Longhorn Steaks, Inc.  ..............           66,562             1,322,920
 *Loronix Information Systems, Inc.  ..           15,900                72,544
  Lufkin Industries, Inc.  ............           28,400               599,950
 *Lunar Corp.  ........................           40,500             1,270,688
 *Lund International Holdings, Inc.  ..           15,800               197,500
 *Luria & Son, Inc.  ..................           79,297               227,979
 *Lynch Corp.  ........................           29,600             1,968,400
  M A R C, Inc.  ......................           13,838               300,977
 *M-Wave, Inc.  .......................           10,600                34,450
  MAF Bancorp, Inc.  ..................           16,900               578,825
 *MAI Systems Corp.  ..................           11,207                75,647
 #MDC Holdings, Inc.  .................           65,200               489,000
 *MDL Information Systems, Inc.  ......           13,600               230,350
 *MFB Corp.  ..........................            2,000                32,750
 *MFRI, Inc.  .........................            9,300                73,819
 *MGI Pharma, Inc.  ...................          137,700               679,894
 *MHM Services, Inc.  .................               75                    38
 *MI Schottenstein Homes, Inc.  .......           30,800               304,150
 *MK Gold Corp.  ......................           58,500                87,750
*#MK Rail Corp.  ......................           24,000               177,000
 *MLX Corp.  ..........................           22,645               294,385
 *MRS Technology, Inc.  ...............           47,500               112,813
 *MTI Technology Corp.  ...............           18,500                45,672
  MTS Systems Corp.  ..................           28,100               572,538
  MYR Group, Inc.  ....................           39,200               416,500
  MacDermid, Inc.  ....................              600                20,550
  MacNeal-Schwendler Corp.  ...........          123,500             1,080,625
 *Macheezmo Mouse Restaurants,  Inc.  .           10,800                19,913
 *Magainin Pharmaceuticals, Inc.  .....           61,800               517,575
  Magna Bancorp  ......................           15,400               277,200
 *Magnetic Technologies Corp.  ........            5,000                20,625
 *Magnum Petroleum, Inc.  .............            5,400                25,988

                                                  Shares                Value+
                                                 ---------          ------------
 *Mail Boxes, Etc.  ...................           27,500            $  603,281
 *Main Street & Main, Inc.  ...........            2,850                 5,255
  Maine Public Service Co.  ...........           32,700               617,213
  Mainstreet Bankgroup, Inc.  .........           20,600               383,675
 *Mallon Resources Corp.  .............            3,875                31,727
  Managed Care Solutions, Inc.  .......           14,000                52,500
 *Manatron, Inc.  .....................              115                   208
 *Manhattan Bagel Co., Inc.  ..........            7,400                61,513
 *Manugistic Group, Inc.  .............           21,250               795,547
 *Mapinfo Corp.  ......................           23,000               253,000
 *Marcam Corp.  .......................           41,100               475,219
 *Marisa Christina, Inc.  .............           72,200               527,963
  Maritrans, Inc.  ....................           35,900               219,888
 *Mark VII, Inc.  .....................           47,800             1,350,350
 *Marlton Technologies, Inc.  .........           62,300               245,306
  Marsh Supermarkets, Inc. Class A  ...           14,400               172,800
  Marsh Supermarkets, Inc. Class B  ...           14,900               167,625
 *Martek Biosciences Corp.  ...........            7,200               126,000
 *Marten Transport, Ltd.  .............           35,200               440,000
  Maryland Federal Bancorp  ...........           17,115               565,865
  Massbank Corp. Reading, MA  .........            5,050               191,900
 *Matec Corp. DE  .....................           23,800                71,400
 *Mathsoft, Inc.  .....................           30,600               137,700
 *Matlack Systems, Inc.  ..............           75,650               529,550
 *Matria Healthcare, Inc.  ............          102,000               631,125
 *Matrix Pharmaceutical, Inc.  ........           97,500               840,938
 *Matrix Service Co.  .................           83,600               491,150
 *Matthews Studio Equipment Group  ....            6,500                14,016
 *Mattson Technology, Inc.  ...........          123,000             1,283,813
 *Maverick Tube Corp.  ................           45,000               708,750
 *Max & Ermas Restaurants, Inc.  ......            6,557                44,260
 *Maxco, Inc.  ........................           11,000                88,000
 *Maxim Group, Inc.  ..................           76,000             1,220,750
 *Maxwell Technologies, Inc.  .........           29,246             1,312,414
 *Maxxim Medical, Inc.  ...............           69,479               885,857
  Mayflower Co-Operative Bank
   Middleboro .........................              200                 3,050
 *Maynard Oil Co.  ....................          103,200             1,528,650
 *Mays (J.W.), Inc.  ..................            2,100                21,263
 *McClain Industries, Inc.  ...........           91,066               540,704
  McDonald & Co. Investment, Inc.  ....            4,200               128,100
 *McFarland Energy, Inc.  .............           52,000               581,750
  McGrath Rent Corp.  .................           29,100               742,050
 *McWhorter Technologies, Inc.  .......           11,000               218,625
 *Measurement Specialties, Inc.  ......            3,500                10,063
 *Mecklermedia Corp.  .................            9,900               202,950
  Medalliance, Inc. Escrow  ...........           25,000                     0
 *Medar, Inc.  ........................          105,500               501,125
 *Medarex, Inc.  ......................           66,800               530,225
 *Medco Research, Inc.  ...............           41,000               410,000
  Medex, Inc.  ........................           43,300             1,009,431
  Medford Savings Bank MA  ............           37,900             1,013,825
 *Media Arts Group, Inc.  .............           29,100                81,844
 *Media Logic, Inc.  ..................           21,800                95,375
 *Medical Action Industries, Inc.  ....           33,300                54,113
 *Medical Graphics Corp.  .............           12,700                63,500
 *Medical Resources, Inc.  ............           46,100               403,375
 *Medicalcontrol, Inc.  ...............           14,500                76,125
 *Medicore, Inc.  .....................           47,500               161,055
  Medicus Systems Corp.  ..............           42,000               231,000
 *Medimmune, Inc.  ....................           70,000             1,067,500
 *Mediq, Inc.  ........................           58,200               338,288
 *Medplus, Inc.  ......................           47,000               331,938
 *Medquist Inc.  ......................           19,300               373,938
 *Medstone International, Inc.  .......           28,200               199,163

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
 *Melamine Chemicals, Inc.  ...........           74,100            $  565,013
 *Mem Co., Inc.  ......................           53,300               389,756
 *Mercer International, Inc.  .........           25,800               307,988
  Merchants Bancorp, Inc.  ............           10,000               307,500
 *Merchants Bancshares, Inc.  .........              200                 3,525
  Merchants Group, Inc.  ..............           11,200               201,600
  Merchants New York Bancorp, Inc.  ...              400                12,900
  Mercury Air Group, Inc.  ............           18,383               135,575
 *Mercury Interactive Corp.  ..........           12,000               119,250
 *Meridian Data, Inc.  ................           61,600               462,000
  Meridian Diagnostics, Inc.  .........          116,754             1,284,294
  Meridian Insurance Group, Inc.  .....           20,000               287,500
 *Meridian Medical Technology, Inc.  ..           17,900               162,219
 *Meridian Sports, Inc.  ..............           30,050                41,319
 *Merisel, Inc.  ......................          240,800               451,500
 *Merit Medical Systems, Inc.  ........           24,200               184,525
 *Merix Corp.  ........................           48,000               792,000
  Merrill Corp.  ......................           21,300               495,225
  Merrimac Industries, Inc.  ..........           12,332               127,174
 *Mesa Labs, Inc.  ....................            4,300                27,144
 *Mesaba Holdings, Inc.  ..............           78,700             1,042,775
 *Mestek, Inc.  .......................          118,750             1,929,688
 *Met-Coil Systems Corp.  .............           27,500                42,955
  Met-Pro Corp.  ......................          151,665             2,142,268
 *Metal Management, Inc.  .............          106,906               427,624
 *Metalclad Corp.  ....................           34,500                51,750
 *Metatec Corp. Class A  ..............           65,100               427,219
 *Metricom, Inc.  .....................           34,700               459,775
 *Metrocall, Inc.  ....................          158,399               861,295
 *Metrologic Instruments, Inc.  .......           57,300               780,713
 *Metropolitan Bancorp Washington  ....            7,200               140,400
  Metrowest Bank MA  ..................           52,100               234,450
 *Michael Anthony Jewelers, Inc.  .....           74,300               232,188
 *Micrel, Inc.  .......................           25,000               621,875
 *Micrion Corp.  ......................           19,700               275,800
 *Micro Bio-Medics, Inc.  .............           18,200               326,463
 *Micro Linear Corp.  .................           91,000               582,969
 *Microage, Inc.  .....................          102,700             2,310,750
 *Microcom, Inc.  .....................          119,600             1,360,450
 *Microdyne Corp.  ....................           46,200               225,225
 *Microfluidics International Corp.  ..            5,600                 9,013
 *Micrografx, Inc.  ...................           62,000               410,750
 *Microlog Corp.  .....................           26,000               141,375
 *Micronics Computers, Inc.  ..........          107,600               299,263
 *Micros Systems, Inc.  ...............           16,800               498,750
 *Micros to Mainframes, Inc.  .........            3,500                11,156
 *Microsemi Corp.  ....................          135,875             1,579,547
 *Microtel International, Inc.  .......           21,501                49,721
 *Microtest, Inc.  ....................           57,900               571,763
 *Microtouch Systems, Inc.  ...........           29,000               723,188
  Microwave Filter Co., Inc.  .........            5,894                 6,815
 *Microwave Power Dynamics, Inc.  .....           68,000               204,000
  Mid America Banccorp  ...............           31,072               582,600
  Midconn Bank Kensington, CT  ........           45,200               915,300
 *Middleby Corp.  .....................           65,200               378,975
  Middlesex Water Co.  ................           15,000               264,375
 *Midisoft Corp.  .....................           58,300               189,475
  Midland Co.  ........................           14,700               542,063
  Midland Financial Group, Inc.  ......            7,500                63,750
 *Midwest Express Holdings, Inc.  .....           10,500               346,500
 *Midwest Grain Products, Inc.  .......            5,400                87,750
 *Mikohn Gaming Corp.  ................           46,650               320,719
 *Miller Building Systems, Inc.  ......           72,800               536,900
 *Miltope Group, Inc.  ................           50,500               145,188
  Minntech Corp.  .....................           29,131               320,436

                                                  Shares                Value+
                                                 ---------          ------------
  Minuteman International, Inc.  ......           15,000            $  133,125
 *Mity-Lite, Inc.  ....................           28,100               379,350
  Mobile Gas Service Corp.  ...........           34,100               848,238
 *Mobile Mini, Inc.  ..................           11,800                36,875
 *Mobilemedia Corp. Class A  ..........          107,100               123,834
  Modern Controls, Inc.  ..............           56,650               580,663
 *Molecular Biosystems, Inc.  .........           62,400               436,800
 *Molecular Dynamics, Inc.  ...........           51,100               488,644
 *Monaco Coach Corp.  .................            8,500               132,813
 *Monaco Finance, Inc. Class A  .......           16,300                41,259
 *Monarch Casino and Resort, Inc.  ....           82,100               241,169
  Monarch Machine Tool Co.  ...........           39,761               332,998
 *Monro Muffler Brake, Inc.  ..........           32,082               493,261
 *Monroc, Inc.  .......................           12,500                68,750
 *Monterey Pasta Co.  .................           32,400                64,800
 *Moog, Inc. Class A  .................           22,750               546,000
 *Moog, Inc. Class B  .................            1,500                36,281
 *Moore Handley, Inc.  ................            1,500                 5,438
 *Moore Medical Corp.  ................           25,100               263,550
 *Moore Products Co.  .................           19,900               378,100
 *Moovies, Inc.  ......................           87,200               446,900
 *Morgan Products, Ltd.  ..............           65,300               457,100
 *Morningstar Group, Inc.  ............           57,100               977,838
 *Morrison Knudsen Corp.  .............           48,900               440,100
 *Morton's Restaurant Group, Inc.  ....           54,900               837,225
  Moscom Corp.  .......................           25,700               247,363
 *Mother's Work, Inc.  ................           11,500               125,063
 *Moto Photo, Inc.  ...................            6,100                11,438
 *Motor Car Parts & Accessories,  Inc.            40,500               594,844
 *Motor Club of America  ..............           20,500               174,250
 *Mountain Parks Financial Corp.  .....           11,650               399,741
 *Mountasia Entertainment
   International, Inc. ................           50,200               160,013
  Movado Group, Inc.  .................            8,400               214,200
 *Moviefone, Inc. Class A  ............           25,100               111,381
  Mueller (Paul) Co.  .................           26,700             1,041,300
 *Multi Color Corp.  ..................            7,600                45,600
 *Musicland Stores Corp.  .............          210,600               315,900
 *Mutual Savings Bank FSB Bay City,
   MI .................................            8,000                46,000
 *My Software Co.  ....................           14,000                53,375
 *Mylex Corp.  ........................            1,600                20,300
 *NABI, Inc.  .........................            7,850                71,631
 *NAI Technologies, Inc.  .............           82,813               251,027
  NBT Bancorp  ........................           10,815               204,133
 *NBTY, Inc.  .........................           15,800               253,788
  NN Ball & Roller, Inc.  .............           95,300             1,286,550
 *NPC International, Inc.  ............            6,200                53,088
 *NPS Pharmaceuticals, Inc.  ..........           60,100               601,000
 *NS Group, Inc.  .....................          118,700               408,031
 *NSA International, Inc.  ............           30,500                51,469
  NSC Corp.  ..........................           79,800               154,613
 *NTN Communications, Inc.  ...........          161,500               767,125
  NUI Corp.  ..........................           24,200               484,000
 *Nantucket Industries, Inc.  .........           28,135                94,956
 *Napco Security Systems, Inc.  .......           64,100               232,363
  Nash Finch Co.  .....................           17,300               330,863
 *Nashua Corp.  .......................           26,700               423,863
 *Nathans Famous, Inc.  ...............           16,500                62,906
 *National Beverage Corp.  ............            7,800                66,300
 *National City Bancorp  ..............           12,152               247,597
 *National Dentex Corp.  ..............            6,500               112,938
 *National Energy Group, Inc.  ........          180,200               647,594
  National Gas & Oil Co.  .............          134,794             1,246,845

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                 Shares                Value+
                                                 ---------          ------------
 *National Home Centers, Inc.  ........           60,000            $  127,500
 *National Home Health Care Corp.  ....           15,422                99,279
 *National Insurance Group  ...........           45,200               237,300
 *National Mercantile Bancorp.  .......            2,300                 2,516
 *National Patent Development Corp.  ..           26,050               221,425
 *National Picture and Frame Co.  .....           31,600               314,025
 *National RV Holdings, Inc.  .........           15,000               218,438
 *National Record Mart, Inc.  .........            4,000                 5,500
  National Sanitary Supply Co.  .......              200                 2,725
  National Security Group, Inc.  ......           10,500               141,750
 *National Standard Co.  ..............           96,500               663,438
  National Technical Systems, Inc.  ...           47,184               113,537
 *National Techteam, Inc.  ............           68,100             1,481,175
 *National Vision Association, Ltd.  ..          123,800               557,100
 *National Western Life Insurance Co.
   Class A ............................            3,200               272,800
 *Natural Alternatives International,
   Inc. ...............................           47,000               364,250
 *Natural Microsystems Corp.  .........           29,600               760,350
 *Natural Wonders, Inc.  ..............           25,900               140,831
 *Navarre Corp.  ......................           54,200               210,025
 *Navigators Group, Inc.  .............           20,520               402,705
  Nelson (Thomas), Inc.  ..............           73,000               917,063
 *Neogen Corp.  .......................           13,600                95,200
 *Neoprobe Corp.  .....................           55,000               790,625
 *Neorx Corp.  ........................          130,700               628,994
 *Nestor, Inc.  .......................           21,400                53,500
 *Netframe Systems, Inc.  .............           87,200               267,050
 *Netrix Corp.  .......................           83,200               426,400
 *Network Computing Devices, Inc.  ....          130,000             1,088,750
 *Network Imaging Corp.  ..............           66,600               233,100
 *Network Peripherals, Inc.  ..........           41,600               660,400
 *Network Six, Inc.  ..................            3,100                 1,938
 *Neurex Co.  .........................           81,000             1,053,000
 *New Brunswick Scientific Co., Inc.  .           34,125               234,609
  New England Community Bancorp,  Inc.
  Class A .............................            4,100                61,500
  New Hampsire Thrift BancShares,
   Inc. ...............................              200                 2,538
 *New Image Industries, Inc.  .........           43,763                55,388
 *New Jersey Steel Corp.  .............           29,800               124,788
 *New Mexico & Arizona Land Co.  ......           30,042               360,504
 *New World Power Corp.  ..............           12,000                 9,375
  Newcor, Inc.  .......................           82,025               712,592
  Newmil Bancorp, Inc.  ...............           44,200               403,325
 #Newport Corp.  ......................           74,600               652,750
 *Nexthealth, Inc.  ...................           21,100                62,641
 *Nichols Research Corp.  .............           64,150             1,579,694
  Nitches, Inc.  ......................           10,194                56,704
 *Nobility Homes  .....................            7,050                90,769
 *Noel Group, Inc.  ...................           43,600               283,400
  Noland Co.  .........................              500                11,063
 *Noodle Kidoodle, Inc.  ..............           65,000               369,688
 *Norand Corp.  .......................           15,100               254,813
 *Nord Resources Corp.  ...............          125,700               534,225
 *Norstan, Inc.  ......................           90,400             1,469,000
 *Nortek, Inc.  .......................           32,900               505,838
  North Carolina Natural Gas Corp.  ...           10,300               299,988
  North Side Savings Bank NY  .........           15,638               819,040
 *North Star Universal, Inc.  .........           27,800               224,138
  Northern Technologies International             11,500                77,625
 *Northfield Laboratories, Inc.  ......           33,800               437,288
  Northland Cranberries, Inc. Class A             16,300               366,750
 *Northstar Health Services, Inc.  ....           25,000                43,750
 *Northwest Teleproductions, Inc.  ....           15,800                64,188

                                                  Shares                Value+
                                                 ---------          ------------
 *Northwestern Steel & Wire Co.  ......           45,500            $  221,813
 *Norton McNaughton, Inc.  ............           55,000               460,625
  Norwich Financial Corp.  ............           23,800               465,588
 *Norwood Promotional Products,  Inc.             31,200               503,100
 *Novametrix Medical Systems, Inc.  ...           59,700               354,469
 *Novavax, Inc.  ......................           65,500               229,250
 *Noven Pharmaceuticals, Inc.  ........           20,300               275,319
 *Novitron Internarional, Inc.  .......           12,850                13,653
 *Nu Horizons Electronics Corp.  ......           65,054               601,750
 *Nuclear Metals, Inc.  ...............           71,300             1,149,713
 *Numar Corp.  ........................           24,850               383,622
  Numerex Corp. Class A  ..............           11,500                46,719
 *Nutramax Products, Inc.  ............           44,000               390,500
 *Nview Corp.  ........................           16,650                63,478
 *O Charleys, Inc.  ...................           60,650               727,800
  O'Sullivan Corp.  ...................           51,600               554,700
 *O'Sullivan Industries Holdings, Inc.           131,400             1,461,825
 *O.I. Corp.  .........................           13,800                46,575
 *OEC Medical Systems, Inc.  ..........           62,100               869,400
 *OHM Corp.  ..........................           19,500               165,750
 *ON Technology Corp.  ................           25,000               151,563
 *OTR Express, Inc.  ..................           16,600                74,700
 *Oak Hill Sportswear Corp.  ..........           21,600                29,700
*#Odwalla, Inc.  ......................           17,300               265,988
  Oglebay Norton Co.  .................           25,000             1,096,875
  Ohio Art Co.  .......................            1,000                17,625
  Oil-Dri Corp. of America  ...........           60,900               867,825
 *Old America Stores, Inc.  ...........           13,400                63,650
 *Old Dominion Freight Lines, Inc.  ...           68,600               625,975
  Old National Bancorp  ...............              122                 4,514
 *Olympic Steel, Inc.  ................           64,000             1,556,000
*#Omega Environmental, Inc.  ..........           88,600               211,809
*#Omni Multimedia Group, Inc.  ........            6,700                19,681
 *On Assignment, Inc.  ................           12,400               365,800
 *Oncogene Science, Inc.  .............          132,400               926,800
 *Oncor, Inc.  ........................          185,800               731,588
 *One Price Clothing Stores, Inc.  ....           65,600               182,450
  Oneida, Ltd.  .......................           25,700               436,900
 *Oneita Industries, Inc.  ............           59,020               221,325
 *Onyx Acceptance Corp.  ..............            8,500                66,938
 *Opal, Inc.  .........................           50,500               924,781
 *Opinion Research Corp.  .............           15,500                64,906
 *Opta Food Ingredients, Inc.  ........           86,100               634,988
 *Opti, Inc.  .........................           43,200               228,150
  Optical Coating Laboratory, Inc.  ...           53,092               597,285
 *Option Care, Inc.  ..................           43,400               214,288
  Orange Co., Inc.  ...................           91,747               699,571
 *Orbit International Corp.  ..........           27,600                50,025
 *Oregon Metallurgical Corp.  .........           15,500               554,125
 *Oriole Homes Corp. Class A
   Convertible ........................           66,500               498,750
 *Oriole Homes Corp. Class B  .........           23,000               169,625
 *Oroamerica, Inc.  ...................           45,200               231,650
 *Ortel Corp.  ........................           28,300               643,825
 *Orthologic Corp.  ...................           72,700               440,744
 *Osborn Communications Corp.  ........           79,800             1,192,013
  Oshkosh Truck Corp. Class B  ........           43,200               507,600
 *Oshman's Sporting Goods, Inc.  ......           50,200               276,100
 *Osmonics, Inc.  .....................           19,111               406,109
 *Osteotech, Inc.  ....................           54,100               324,600
*#Ostex International, Inc.  ..........          100,500               603,000
 *Outlook Group Corp.  ................           37,900               177,656
 *Owen Healthcare, Inc.  ..............           65,000             1,665,625
  Owosso Corp.  .......................           20,000               122,500

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
  Oxford Industries, Inc.  ............           79,400            $1,449,050
*#Oxis International, Inc.  ...........           89,800               120,669
 *P&F Industries, Inc. Class A  .......              600                 2,306
 *PAM Transportation Services, Inc.  ..           11,750                60,953
 *PC Quote, Inc.  .....................           54,100               229,925
  PCA International, Inc.  ............           28,000               493,500
 *PLM International, Inc.  ............           22,900                74,425
 *PMR Corp.  ..........................           15,200               395,200
 *PPT Vision, Inc.  ...................            5,400                44,888
 *PRI Automation, Inc.  ...............           11,700               551,363
 *PSC, Inc.  ..........................           32,400               255,150
 *PST Vans, Inc.  .....................            7,800                21,450
  PXRE Corp.  .........................           25,200               607,950
 *Pacific Rehabilitation & Sports
   Medicine, Inc. .....................           23,600               148,975
 *Pacific Rim Holding Corp.  ..........           32,050                94,648
  Pacific Scientific Co.  .............           26,300               302,450
 *Pacific Sunwear of California, Inc.             67,500             1,814,063
 *Pages, Inc.  ........................           31,000                75,563
 *Palatin Technologies, Inc.  .........            3,500                 5,415
  Palfed, Inc.  .......................           18,250               262,344
 *Palmer (Arnold) Golf Co.  ...........           33,700               179,031
 *Pamida Holdings Corp.  ..............           52,000               110,500
  Pamrapo Bancorp, Inc.  ..............           11,000               211,750
 *Panaco, Inc.  .......................            9,800                49,613
  Panatech Research and
   Development Corp. ..................           13,900                85,572
  Pancho's Mexican Buffet, Inc.  ......           47,600                96,688
 *Par Technology Corp.  ...............           81,800             1,104,300
 *Paracelsus Healthcare Corp.  ........           10,400                36,400
 *Parallel Petroleum Corp.  ...........           74,200               379,116
 *Parcplace Systems, Inc.  ............           40,300               113,344
 *Paris Business Forms, Inc.  .........              200                   475
 *Park-Ohio Industries, Inc.  .........          141,225             2,056,589
 *Parkervision, Inc.  .................           34,300               392,306
  Parkvale Financial Corp.  ...........           44,285             1,140,339
 *Parlex Corp.  .......................           19,900               218,900
 *Parlux Fragrances, Inc.  ............           84,200               331,538
 *Patina Oil & Gas Corp.  .............           53,989               485,901
  Patrick Industries, Inc.  ...........           45,250               678,750
 *Patterson Energy, Inc.  .............           24,800               682,000
 *Paul Harris Stores, Inc.  ...........           55,675             1,009,109
 *Paul-Son Gaming Corp.  ..............           12,500               100,781
 *Payless Cashways, Inc.  .............          212,000               371,000
 *Peak Technologies Group, Inc.  ......           18,800               217,375
 *Pediatric Services of America, Inc.             51,200               963,200
  Peerless Manufacturing Co.  .........            9,250               117,938
 *Penederm, Inc.  .....................           60,000               525,000
  Penn Engineering & Manufacturing
   Corp. Class A ......................           33,600               676,200
  Penn Engineering & Manufacturing
   Corp. Non-voting ...................          100,800             1,877,400
 *Penn National Gaming, Inc.  .........           31,000             1,201,250
 *Penn Traffic Co.  ...................           87,800               449,975
 *Penn Treaty American Corp.  .........           44,400             1,087,800
  Penn Virginia Corp.  ................           26,100             1,053,788
  Penn-America Group, Inc.  ...........            8,800               139,700
  Penney (J.C.) Co., Inc.  ............           18,724             1,006,415
  Pennfirst Bancorp, Inc.  ............              200                 2,775
  Penobscot Shoe Co.  .................           32,000               184,000
 *Pentech International, Inc.  ........            9,200                 6,756
  Penwest, Ltd.  ......................           20,900               376,200
  Peoples Bancorp  ....................              200                 4,025
  Peoples Bancshares, Inc.
   Massachusetts ......................           12,545               127,802

                                                  Shares                Value+
                                                 ---------          ------------
 *Peoples Choice TV Corp.  ............           80,596            $  528,911
  Peoples Savings Financial Corp.  ....            8,800               242,000
 *Peoples Telephone Co., Inc.  ........           55,800               205,763
 *Perceptron, Inc.  ...................           16,750               579,969
 *Performance Food Group Co.  .........          107,150             1,299,194
 *Perfumania, Inc.  ...................           43,700               139,294
 *Perini Corp.  .......................           39,000               351,000
*#Perseptive Biosystems, Inc.  ........           87,300               600,188
 *Pet Food Warehouse, Inc.  ...........           28,900               128,244
 *Petrocorp, Inc.  ....................           30,000               294,375
*#Petroleum Development Corp.  ........           19,500               101,156
  Petroleum Heat & Power Co., Inc.
   Class A ............................           49,300               354,344
*#Pharmaceutical Marketing Services,
   Inc. ...............................           79,100               756,394
 *Pharmaceutical Products
   Development Service Co. ............           20,918               449,737
 *Pharmaceutical Resources, Inc.  .....           64,055               368,316
 *Pharmchem Laboratories, Inc.  .......           47,800               188,959
 *Pharmos Corp.  ......................           88,000               122,375
 *Phildelphia Consolidated Holding
   Corp. ..............................           27,000               624,375
 *Phoenix Gold International, Inc.  ...           13,000                89,375
 *Phoenix Network, Inc.  ..............           68,700               270,506
 *Phoenix Technologies, Ltd.  .........           12,000               202,500
 *Photo Control Corp.  ................            1,000                 3,688
 *Physicians Health Services, Inc.
   Class A ............................           10,900               160,775
  Piccadilly Cafeterias, Inc.  ........           60,100               540,900
 *Pico Holdings, Inc.  ................           27,259               103,073
 *Pico Products, Inc.  ................           34,400                55,900
  Pillowtex Corp.  ....................           38,700               672,413
 *Pinkertons, Inc.  ...................           12,900               319,275
  Pinnacle Bank Jasper, AL  ...........              200                 3,525
  Pinnacle Financial Services, Inc.  ..            9,800               230,300
*#Pinnacle Micro, Inc.  ...............           29,700               165,206
 *Pinnacle Systems, Inc.  .............           65,900               683,713
 #Pioneer Financial Services, Inc.  ...           62,100             1,148,850
  Pitt-Des Moines, Inc.  ..............           24,300             1,008,450
 *Pittencrieff Communications, Inc.  ..           68,000               278,375
  Pittston Co. Minerals Group  ........           72,200               956,650
 *Plains Resources, Inc.  .............          133,100             2,162,875
 *Planar Systems, Inc.  ...............           64,100               669,044
 *Plasma & Materials Technologies,
   Inc. ...............................           13,000               201,500
 *Plasti-Line, Inc.  ..................           10,000               102,500
 *Platinum Software Corp.  ............           61,800               795,675
  Plenum Publishing Corp.  ............            9,500               339,625
 *Plexus Corp.  .......................           22,700               408,600
  Ply-Gem Industries, Inc. DE  ........           85,000             1,115,625
 *Plymouth Rubber, Inc. Class A  ......              100                   831
 *Plymouth Rubber, Inc. Class B
   non-voting .........................                5                    39
 *Polk Audio, Inc.  ...................            5,000                53,125
 *Pollo Tropical, Inc.  ...............           69,300               190,575
 *Polymedica Industries, Inc.  ........           28,650               123,553
*#Polyphase Corp.  ....................           46,000               253,000
 *Pomeroy Computer Resource, Inc.  ....           16,295               443,020
*#Ponder Industries, Inc.  ............           20,750                40,852
 *Pool Energy Services Co.  ...........           47,700               706,556
*#Porta Systems Corp.  ................           12,640                29,230
 *Portec, Inc.  .......................           37,237               377,025
  Portsmouth Bank Shares, Inc.  .......           26,761               393,052
  Positive Response Television, Inc.
   Escrow .............................            9,750                     0

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
 *Positron Corp.  .....................           12,600            $   27,956
 *Possis Medical, Inc.  ...............           97,800             1,680,938
  Poughkeepsie Savings Bank FSB  NY  ..           43,800               232,688
 *Powell Industries, Inc.  ............           44,000               440,000
 *Pratt Hotel Corp.  ..................           15,000                50,625
 *Precision Standard, Inc.  ...........            1,000                 1,094
 *Premenos Technology Corp.  ..........           11,100               113,081
 *Premiere Radio Networks, Inc.  ......           12,200               138,775
 *Premiere Radio Networks, Inc.  Class
  A ...................................            3,650                41,063
 *Premiumwear, Inc.  ..................            6,045                53,649
 *President Casinos, Inc.  ............          121,000                98,313
 *Presley Companies Class A  ..........            8,900                 9,178
 *Price Communications Corp.  .........           71,257               578,963
  Prima Energy Corp.  .................           10,200               196,988
  Prime Bancorp, Inc.  ................           15,042               300,840
 *Prime Medical Services, Inc.  .......           93,200             1,071,800
  Primesource Corp.  ..................           21,843               166,553
 *Printronix, Inc.  ...................           67,050               951,272
*#Procept, Inc.  ......................           70,800                82,969
 *Procyte Corp.  ......................           45,700                99,969
 *Professional Bancorp, Inc.  .........           10,720               105,860
  Progress Financial Corp.  ...........            9,600                82,200
 *Progress Software Corp.  ............           56,000             1,123,500
  Progressive Bank, Inc.  .............           29,100             1,003,950
  Proler International Corp.  .........           44,900               404,100
 *Pronet, Inc.  .......................           44,800               226,800
 *Proteon, Inc.  ......................           58,150               223,514
 *Protocol Systems, Inc.  .............           63,600               842,700
  Provena Foods, Inc.  ................              200                   513
  Providence & Worcester Railroad  Co.             2,500                18,438
  Providence Energy Corp.  ............           61,950             1,091,869
  Provident Bankshares Corp.  .........           50,804             1,959,129
 *Proxim, Inc.  .......................           17,600               331,100
 *Proxima Corp.  ......................           53,600               740,350
 *Psychemedics Corp.  .................          105,577               633,462
 *Pubco Corp.  ........................               50                   406
 *Publicker Industries, Inc.  .........          142,100               215,424
  Pulaski Furniture Corp.  ............           15,400               259,875
 *Pure Tech International, Inc.
   (Private Placement) ................          140,000               265,781
 *Pure World, Inc.  ...................           66,300               138,816
 *Q Logic Corp.  ......................           53,800             1,002,025
*#Q-Med, Inc.  ........................           48,300               498,094
 *QMS, Inc.  ..........................           72,300               424,763
 *Quad Systems Corp.  .................           14,000               145,250
  Quaker Chemical Corp.  ..............           25,000               421,875
 *Quaker City Bancorp, Inc.  ..........            7,100               122,031
 *Quaker Fabric Corp.  ................           72,300               750,113
 *Quality Dining, Inc.  ...............           53,200             1,210,300
 *Quality Semiconductor, Inc.  ........           19,200               146,400
 *Quality Systems, Inc.  ..............           44,500               406,063
 *Quarterdeck Office Systems, Inc.  ...           12,000                78,750
  Quest Medical, Inc.  ................           98,928               711,045
 *Quickresponse Services, Inc.  .......           10,000               315,000
 *Quickturn Design Systems, Inc.  .....          115,550             1,971,572
 *Quidel Corp.  .......................          105,100               380,988
 *Quiksilver, Inc.  ...................           63,400             1,264,038
 *Quipp, Inc.  ........................            1,800                18,788
  Quixote Corp.  ......................           67,600               616,850
 *R & B, Inc.  ........................           68,600               561,663
 *RF Monolithics, Inc.  ...............           19,500               226,688
  RLI Corp.  ..........................            8,650               274,638

                                                  Shares                Value+
                                                 ---------          ------------
 *RPC Energy Services, Inc.  ..........           77,100            $1,195,050
 *RTI, Inc.  ..........................            5,890                21,351
 *Racotek, Inc.  ......................           72,600               326,700
 *Radius, Inc.  .......................          149,550               121,509
 *Rag Shops, Inc.  ....................           32,000                66,000
 *Ragan (Brad), Inc.  .................           40,900             1,267,900
 *Rainbow Technologies, Inc.  .........           48,800               951,600
 *Rally's Hamburgers, Inc.  ...........           25,300               106,734
  Ramapo Financial Corp.  .............           25,800               132,225
 *Ramsay Health Care, Inc.  ...........           36,166                97,196
 *Ramsay Managed Care, Inc.  ..........                8                     5
 *Ramtron International Corp.  ........           66,650               499,875
  Raritan Bancorp, Inc. DE  ...........              750                17,438
  Raven Industries, Inc.  .............           99,150             2,100,741
 *Rawlings Sporting Goods, Inc.  ......           64,700               509,513
  Raymond Corp.  ......................           97,003             1,721,803
 *Raytech Corp. DE  ...................           27,795               104,231
 *Readicare, Inc.  ....................          182,800             1,668,050
 *Reading Entertainment, Inc.  ........           16,300               159,944
 *Recoton Corp.  ......................           87,916             1,307,751
 *Recovery Engineering, Inc.  .........           15,100               120,800
*#Redhook Ale Brewery, Inc.  ..........           45,000               630,000
 *Redwood Empire Bancorp  .............            9,900               106,425
 *Reeds Jewelers, Inc.  ...............           11,495                80,465
  Refac Technology Development  Corp.             45,597               299,230
 *Reflectone, Inc.  ...................            5,300               101,363
 *Regency Health Services, Inc.  ......           44,200               464,100
  Regis Corp.  ........................           38,200               945,450
 *Rehabcare Corp.  ....................           18,600               331,313
 *Rehabilicare, Inc.  .................           12,600                36,619
 *Reliability, Inc.  ..................           85,000               584,375
  Reliv International, Inc.  ..........           31,600               213,300
*#Reno Air, Inc.  .....................           41,200               327,025
 *Rent-Way, Inc.  .....................           20,500               199,875
 *Rentrak Corp.  ......................           52,300               199,394
 *Repligen Corp.  .....................           54,000                62,438
 *Reptron Electronics, Inc.  ..........           22,700               458,256
 *Republic Automotive Parts, Inc.  ....           39,200               627,200
  Republic Bancorp, Inc.  .............           39,903               478,830
 *Republic Engineered Steels, Inc.  ...          173,000               389,250
  Republic Gypsum Co.  ................          101,640             1,854,930
  Republic Savings Financial Corp.  ...           16,432                94,484
 *Res-Care, Inc.  .....................           67,800             1,093,275
 *Research Industries Corp.  ..........           30,400               628,900
  Research, Inc.  .....................           20,200               106,050
 *Resound Corp.  ......................          111,900               979,125
  Resource America, Inc.  .............              560                 9,030
 *Response Oncology, Inc.  ............           26,900               260,594
 *Retirement Care Association, Inc.  ..           43,035               258,210
 *Retix, Inc.  ........................           82,800               595,125
 *Rex Stores Corp.  ...................           71,600               698,100
  Rexene Corp.  .......................            8,800               116,600
 *Rexhall Industries, Inc.  ...........           10,500                81,375
 *Rexworks, Inc.  .....................            6,000                15,750
 *Rheometrics, Inc.  ..................              110                   234
 *Rhodes, Inc.  .......................           52,900               370,300
 *Ribi Immunochem Research, Inc.  .....           88,200               292,163
  Richardson Electronics, Ltd.  .......           41,700               396,150
 *Richton International Corp.  ........            1,500                 6,938
 *Riddell Sports, Inc.  ...............           28,282               129,920
 *Ride, Inc.  .........................           10,600                84,138
 *Right Management Consultants,  Inc.             23,750               477,969
 *Right Start, Inc.  ..................           18,600               104,625

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
 *Rightchoice Managed Care, Inc.
   Class A ............................           25,100            $  229,038
 *Rimage Corp.  .......................           29,000               119,625
 *Ringer Corp.  .......................           76,600               126,869
  Riser Foods, Inc. Class A  ..........          104,800             3,196,400
  Rival Co.  ..........................           23,000               514,625
 *River Oaks Furniture, Inc.  .........           41,500               132,281
  Riverside Group, Inc.  ..............            1,300                 3,575
  Riverside National Bank CA  .........           19,300               341,369
 *Roadmaster Industries, Inc.  ........          301,000               338,625
  Roanoke Electric Steel Corp.  .......           33,000               457,875
  Robbins & Myers, Inc.  ..............           64,200             1,492,650
 *Roberds, Inc.  ......................            4,200                42,000
 *Robertson-Ceco Corp.  ...............           38,957               311,656
  Robinson Nugent, Inc.  ..............           42,100               205,238
 *Robotic Vision Systems, Inc.  .......           23,335               306,272
 *Rock Bottom Restaurants, Inc.  ......           45,700               431,294
 *Rocky Mountain Chocolate Factory  ...           25,000               173,438
 *Rocky Shoes & Boots, Inc.  ..........           20,000               181,250
 *Rodman & Renshaw Capital Group,
   Inc. ...............................           19,000                28,500
 *Rogers Corp.  .......................          128,800             3,542,000
 *Rollins Environmental Services,
   Inc. ...............................          436,200               872,400
*#Ross Systems, Inc.  .................          116,437               815,059
  Rotonics Manufacturing, Inc.  .......           11,300                16,950
 *Rottlund, Inc.  .....................           18,150                93,019
  Rowe Furniture Corp.  ...............           47,062               364,731
 *Royal Appliance Manufacturing Co.  ..          180,000             1,417,500
  Royal Bancshares of Pennsylvania
   Class A ............................              224                 2,520
 *Royal Gold, Inc.  ...................          114,700             1,505,438
 *Royal Grip, Inc.  ...................            8,500                21,250
 *Royal International Optical Corp.  ..               14                12,250
  Ryan Beck & Co.  ....................              210                   932
 *S&K Famous Brands, Inc.  ............           31,700               291,244
 *SBE, Inc.  ..........................            6,300                27,563
 *SBM Industries, Inc.  ...............              500                 1,844
 *SBS Technologies, Inc.  .............            5,900               159,300
 *SC Bancorp  .........................              200                 1,850
 *SFX Broadcasting, Inc. Class A  .....            8,100               247,050
  SI Handling, Inc.  ..................           27,750               393,703
  SJW Corp.  ..........................           16,600               734,550
  SL Industries, Inc.  ................          176,685             1,347,223
 *SMC Corp.  ..........................           11,600               101,500
 *SMT Health Services, Inc.  ..........            8,400                60,375
 *SPSS, Inc.  .........................           40,700             1,187,931
 *SSE Telecom, Inc.  ..................           19,500               163,313
 *STB Systems, Inc.  ..................           16,900               377,081
 *STM Wireless, Inc. Class A  .........           36,500               262,344
 *STV Engineers, Inc.  ................           17,500               140,000
 *Safeguard Health Enterprises, Inc.  .           84,600             1,723,725
 *Safety 1st, Inc.  ...................           21,000               237,563
 *Safety Components International,
   Inc. ...............................           41,100               493,200
 *Saga Communications, Inc.
   Class A ............................           54,062             1,060,967
  Saint Francis Capital Corp.  ........           24,400               655,750
  Saint Joseph Light & Power Co.  .....           52,500               800,625
  Saint Mary Land & Exploration Co.  ..           29,200               638,750
 *Salant Corp. DE  ....................           80,500               281,750
 *Salton/Maxim Housewares, Inc.  ......           24,400               179,950
 *Sam & Libby, Inc.  ..................            6,100                   610
 *San Filippo (John B.) & Son, Inc.  ..           67,400               349,638
 *San Francisco Co. Class A  ..........            1,090                   382

                                                  Shares                Value+
                                                 ---------          ------------
  Sanderson Farms, Inc.  ..............           25,900            $  412,781
  Sands Regent Casino Hotel  ..........           42,210               129,268
  Sandwich Co-Operative Bank MA  ......           15,400               446,600
 *Sangstat Medical Corp.  .............           22,300               505,931
 *Santa Fe Gaming Corp.  ..............           22,450                33,675
  Santa Monica Bank CA  ...............           29,900               482,138
 *Satcon Technology Corp.  ............           14,400               108,000
 *Savoy Pictures Entertainment, Inc.  .           49,000               159,250
 *Scan-Optics, Inc.  ..................           56,200               210,750
  Schawk, Inc. Class A  ...............           26,200               193,225
 *Scherer Healthcare, Inc.  ...........              200                   650
 *Schieb (Earl), Inc.  ................           74,400               511,500
 *Schuler Homes, Inc.  ................           67,700               397,738
  Schult Homes Corp.  .................           35,800               832,350
  Schultz Sav-O Stores, Inc.  .........           40,000               580,000
 *Sciclone Pharmaceuticals, Inc.  .....          125,800             1,022,125
  Scientific Technologies, Inc.  ......           17,900               163,338
 *Scios-Nova, Inc.  ...................          257,700             1,465,669
  Scope Industries, Inc.  .............           34,800             1,731,300
 *Score Board, Inc.  ..................           96,700               256,859
  Scotsman Industries, Inc.  ..........           23,600               548,700
 *Scott's Liquid Gold, Inc.  ..........           84,000               131,250
  Seacoast Banking Corp. Class A  .....           21,600               558,900
  Sealright Co., Inc.  ................           28,300               325,450
 *Seattle Filmworks, Inc.  ............           67,050             1,294,903
  Seaway Food Town, Inc.  .............            8,000               209,000
 *Secom General Corp.  ................           14,000                38,500
  Second Bancorp, Inc.  ...............              300                 9,263
 *Security Capital Corp.  .............                5                    13
 *Seda Specialty Packaging Corp.  .....           17,000               321,938
 *Seeq Technology, Inc. DE  ...........          179,600               564,056
  Selas Corp. of America  .............           29,800               484,250
 *Selfix, Inc.  .......................           24,400               143,350
 *Semiconductor Packaging Materials
   Co., Inc. ..........................           49,100               540,100
 *Semitool, Inc.  .....................           65,200               721,275
 *Semtech Corp.  ......................           56,000             1,011,500
 *Seneca Foods Corp.  .................            6,300               103,163
 *Seneca Foods Corp. Class A  .........              200                 3,150
 *Sequana Therapeutics, Inc.  .........            9,900               158,400
 *Sequoia Systems, Inc.  ..............           70,900               156,202
 *Seragen, Inc.  ......................           51,600                75,788
 *Serv-Tech, Inc.  ....................           56,300               165,381
 *Servico, Inc.  ......................           29,900               463,450
 *Servotronics, Inc.  .................           24,804               139,523
  Sevenson Environmental Services,
   Inc. ...............................            8,300               139,025
 *Shaman Pharmaceuticals  .............          123,100               738,600
 *Shared Technologies Fairchild, Inc.             69,000               603,750
 *Sharper Image Corp.  ................           67,300               231,344
 *Shaw Group, Inc.  ...................           25,450               655,338
 *Sheffield Medical Technologies, Inc.            39,100               153,956
  Shelby Williams Industries, Inc.  ...           39,600               509,850
 *Sheldahl, Inc.  .....................           84,650             1,608,350
  Shelter Components, Inc.  ...........           52,608               657,600
 *Sherwood Group, Inc.  ...............           30,200               317,100
 *Shiloh Industries, Inc.  ............          111,500             1,867,625
 *Shoe Carnival, Inc.  ................           85,000               456,875
 *Sholodge, Inc.  .....................           52,300               699,513
 *Shoney's, Inc.  .....................           12,442               102,647
  Shoreline Financial Corp.  ..........            7,960               180,095
 *Show Biz Pizza Time, Inc.  ..........          125,550             2,040,188
 *Showscan Corp.  .....................           44,350               235,609
 *Shuffle Master, Inc.  ...............           41,700               403,969
  Sierrawest Bancorp  .................              200                 3,050

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
  Sifco Industries, Inc.  .............           46,275            $  497,456
 *Sight Resource Corp.  ...............           28,200               151,575
 *Sigma Circuits, Inc.  ...............           14,000                91,875
 *Sigma Designs, Inc.  ................           53,400               497,288
 *Sigmatron International, Inc.  ......            4,500                59,625
*#Signal Apparel Co., Inc. Class A  ...           62,100               221,231
 *Signal Technology Corp.  ............           62,000               457,250
 *Silicon Storage Technology, Inc.  ...           92,000               730,250
 *Silicon Valley Bancshares  ..........           42,500             1,275,000
 *Siliconix, Inc.  ....................           11,500               261,625
*#Silver King Communications, Inc.  ...            8,000               199,000
*#Silverado Foods, Inc.  ..............           12,800                38,400
  Simmons First National Corp.
   Class A ............................            4,900               196,000
  Simpson Industries, Inc.  ...........          122,400             1,269,900
 *Simula, Inc.  .......................           77,250             1,178,063
 *Sinter Metals, Inc. Class A  ........           24,300               607,500
 *Sirena Apparel Group, Inc.  .........           15,400                43,794
 *Sizzler International, Inc.  ........          218,400               627,900
 *Skolniks, Inc.  .....................               23                     1
  Skywest, Inc.  ......................           87,300             1,238,569
 *Sloane's Supermarkets, Inc.  ........           33,339                79,180
 *Smith Environmental Technologies
   Corp. ..............................           51,100                41,519
 *Sodak Gaming, Inc.  .................           46,000               744,625
 *Softdesk, Inc.  .....................           48,000               423,000
 *Softech, Inc.  ......................           35,300                97,075
 *Softnet Systems, Inc.  ..............           13,700                66,788
 *Softnet Systems, Inc. (Private
   Placement) .........................           21,136                92,734
 *Software Publishing Corp.  ..........          107,700               151,453
 *Software Spectrum, Inc.  ............           36,100             1,114,588
 *Somatix Therapies Corp.  ............          196,590               700,352
  Somerset Group, Inc.  ...............              250                 4,188
 *Somerset Savings Bank  ..............              440                   873
  Sonesta International Hotels Corp.
   Class A ............................              200                 1,988
 *Sonic Solutions  ....................           26,250               175,547
 *Sound Advice, Inc.  .................           64,100               110,172
  Southern California Water Co.  ......           40,000               935,000
 *Southern Electronics Corp.  .........           22,600               234,475
 *Southern Energy Homes, Inc.  ........          107,625             1,325,133
 *Southwall Technologies, Inc.  .......           74,600               498,888
  Southwest Bancorp, Inc.  ............            4,100                83,025
  Southwest Bancshares, Inc. DE  ......            5,550               101,981
  Southwest National Corp.  ...........            6,000               246,750
  Southwest Securities Group, Inc  ....           20,400               261,375
  Southwest Water Co.  ................            5,175                66,628
 *Spacehab, Inc.  .....................           19,000               125,875
 *Spacelabs Medical, Inc.  ............           29,000               583,625
 *Spaghetti Warehouse, Inc.  ..........           51,900               259,500
  Span-American Medical System,  Inc.             40,500               172,125
  Spartan Motors, Inc.  ...............          119,300               760,538
  Spartech Corp.  .....................           29,405               312,428
 *Sparton Corp.  ......................           69,200               553,600
 *Spec's Music, Inc.  .................           44,866                50,474
 *Special Devices, Inc.  ..............           26,800               386,925
 *Specialty Chemical Resources, Inc.  .           37,800                66,150
 *Specialty Paperboard, Inc.  .........           10,850               195,300
 *Spectran Corp.  .....................           51,000               895,688
 *Spectranetics Corp.  ................           61,702               273,803
 *Spectrian Corp.  ....................           42,600               415,350
 *Spectrum Control, Inc.  .............           68,800               221,450
 *Spectrum Holobyte, Inc.  ............           42,000               204,750

                                                  Shares                Value+
                                                 ---------          ------------
 *Speedfam International, Inc.  .......           49,200            $  993,225
 *Speizman Industries, Inc.  ..........           28,900               159,853
 *Spire Corp.  ........................           56,200               161,575
 *Sport Chalet, Inc.  .................           55,000               185,625
 *Sport Supply Group, Inc.  ...........           24,400               143,350
 *Sport-Haley, Inc.  ..................            4,400                64,350
*#Sportmart, Inc.  ....................           16,300                53,994
 *Sportmart, Inc. Class A  ............           31,000                91,063
 *Sports & Recreation, Inc.  ..........          117,400             1,012,575
 *Sports Club Co., Inc.  ..............           19,200                50,400
 *Square Industries, Inc.  ............              100                 2,913
 *Staar Surgical Co.  .................           56,175               631,969
 *Stacey's Buffet, Inc.  ..............           21,520                14,123
 *Staff Builders, Inc. Class A  .......           40,000                97,500
 *Staff Builders, Inc. Class B  .......          118,100               287,869
 *Stage II Apparel Corp.  .............           14,600                36,500
 *Standard Commercial Corp.  ..........           45,071               608,462
 *Standard Management Corp.  ..........           16,665                78,117
 *Standard Microsystems Corp.  ........           43,200               475,200
  Standard Motor Products, Inc.
   Class A ............................           20,000               275,000
  Standard Pacific Corp. DE  ..........           21,900               128,663
 *Stanford Telecommunications, Inc.  ..           54,050             1,520,156
 *Stanley Furniture, Inc.  ............           17,700               289,838
  Stant Corp.  ........................          139,500             1,743,750
 *Staodyn, Inc.  ......................            3,200                 4,300
 *Star Multi Care Services, Inc.  .....            3,929                22,592
 *Starcraft Corp.  ....................            8,300                31,644
  Starret Housing Corp.  ..............          102,300             1,138,088
  Starrett (L.S.) Co. Class A  ........           13,500               374,625
 *Starsight Telecast, Inc.  ...........           76,900               552,719
 *Starter Corp.  ......................           24,000               150,000
 *State of the Art, Inc.  .............           48,300               618,844
 *Steck-Vaughn Publishing Corp.  ......           27,400               308,250
  Steel Technologies, Inc.  ...........           44,700               564,338
 *Steel of West Virginia, Inc.  .......           50,700               285,188
  Stepan Co.  .........................           35,700               678,300
  Stephan Co.  ........................           13,100               165,388
  Sterling Bancorp  ...................          150,400             2,237,200
  Sterling Bancshares  ................           26,650               456,381
 *Sterling Electronics Corp.  .........           52,815               752,614
 *Sterling Financial Corp. WA  ........            6,450                87,478
 *Sterling House Corp.  ...............           43,500               369,750
 *Stevens Graphics Corp. Class A  .....           59,800                82,225
  Stewart Information Services Corp.  .           23,350               491,809
  Stifel Financial Corp.  .............            4,090                33,743
 *Stimsonite Corp.  ...................           30,900               183,469
 *Stokely USA, Inc.  ..................           92,200               172,875
 *Storage Computer Corp.  .............           15,892               180,772
 *Strategic Distribution, Inc.  .......          236,348             1,639,664
  Strawbridge & Clothier Class A  .....            5,200                86,450
 *Streamlogic Corp.  ..................          137,800               206,700
 *Strober Organization, Inc.  .........           29,100               170,963
 *Strouds, Inc.  ......................           72,300               289,200
 *Struthers Industries, Inc.  .........           28,000                57,316
 *Stuart Entertainment, Inc.  .........           20,100               113,063
 *Styles On Video, Inc.  ..............            1,500                    99
*#Submicron Systems Corp.  ............          102,700               474,988
 *Substance Abuse Technologies,  Inc.             91,400               171,375
 *Successories, Inc.  .................           19,600               138,425
 *Sudbury, Inc.  ......................           67,664               841,571
  Suffolk Bancorp  ....................            5,200               201,500
 *Sugen, Inc.  ........................           51,800               650,738
 *Sulcus Computer Corp.  ..............           55,600               118,150

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
  Sullivan Dental Products, Inc.  .....           82,500            $1,093,125
 *Summa Four, Inc.  ...................           43,300               386,994
 *Summa Industries, Inc.  .............              200                 1,113
 *Summit Care Corp.  ..................           33,400               492,650
 *Summitt Medical Systems, Inc.  ......            9,000                74,250
 *Sun City Industries, Inc.  ..........              150                   244
 *Sun Coast Plastics, Inc.  ...........           24,000                84,000
 *Sun Sportswear, Inc.  ...............           55,700               114,881
  Sun Television and Appliances, Inc.            147,300               386,663
 *Sunair Electronics, Inc.  ...........           33,900                74,156
 *Sunbelt Nursery Group, Inc.  ........            6,800                10,200
 *Sundance Homes, Inc.  ...............           50,000               150,000
 *Sunrise Resources, Inc.  ............           19,600                84,525
 *Superconductor Technologies, Inc.  ..           21,250                92,969
 *Superior Energy Services, Inc.  .....           12,000                35,625
  Superior Surgical Manufacturing
   Co., Inc. ..........................           90,100             1,160,038
 *Supertex, Inc.  .....................          177,300             3,335,456
 *Suprema Specialties, Inc.  ..........           13,800                68,138
 *Supreme Industries, Inc.  ...........           58,529               307,277
 *Supreme International Corp.  ........           19,100               305,600
 *Surety Capital Corp.  ...............           16,100                69,431
 *Surgical Laser Technologies, Inc.  ..           54,500                71,531
 *Swift Energy Corp.  .................            7,320               231,495
 *Swing-n-Slide Corp.  ................           24,194                78,631
 *Swisher International, Inc.  ........            2,100                13,913
 *Swiss Army Brands, Inc.  ............           65,500               917,000
 *Sybron Chemicals, Inc.  .............           33,200               531,200
 *Sylvan Foods Holdings, Inc.  ........           31,300               393,206
 *Symix Systems, Inc.  ................           11,500                88,406
 *Symmetricom, Inc.  ..................           49,000               927,938
 *Syms Corp.  .........................           75,900               664,125
  Synalloy Corp. DE  ..................           89,158             1,459,962
 *Synbiotics Corp.  ...................           19,000                68,875
 *Syncor International Corp. DE  ......           35,200               354,200
 *Syntellect, Inc.  ...................           82,700               408,331
 *Syquest Technology, Inc.  ...........           83,600               412,775
 *Systemix, Inc.  .....................           10,000               148,125
 *Systems & Computer Technology  Corp.            88,600             1,317,925
 *Systemsoft Corp.  ...................           27,700               507,256
 *T Cell Sciences, Inc.  ..............          142,300               266,813
 *T-Netix, Inc.  ......................           12,300               161,438
 *TBC Corp.  ..........................          135,000               987,188
  TCBY Enterprises, Inc.  .............           52,700               223,975
 *TCC Industries, Inc.  ...............           23,800                38,675
 *TCI International, Inc.  ............           32,060               232,435
 *TESSCO Technologies, Inc.  ..........           15,300               560,363
 *TFC Enterprises, Inc.  ..............          101,000               239,875
 *TII Industries, Inc.  ...............           19,320               118,335
 *TII Industries, Inc. Class B  .......           13,440                84,000
 *TMBR/Sharp Drilling, Inc.  ..........           21,900               202,575
 *TPC Corp.  ..........................          128,500             1,204,688
 *TRC Companies, Inc.  ................           60,400               302,000
 *TRM Copy Centers Corp.  .............           61,000               644,313
 *TRO Learning, Inc.  .................           22,900               463,725
 *TSF Communications Corp.  ...........              500                12,688
  TSI, Inc. MN  .......................           93,200               966,950
 *TSR, Inc.  ..........................           51,000               478,125
  Tab Products Co. DE  ................           41,750               323,563
 *Taco Cabana Inc.  ...................          134,700               900,806
 *Talley Industries, Inc.  ............           89,700               683,963
 *Tandy Brand Accessories, Inc.  ......           55,977               356,853
 *Tandy Crafts, Inc.  .................          138,200               915,575
 *Tanknology Environmental, Inc.  .....           19,800                40,838

                                                  Shares                Value+
                                                 ---------          ------------
 *Targeted Genetics Corp.  ............          134,000            $  519,250
  Tasty Baking Co.  ...................           53,200               778,050
 *Team, Inc.  .........................           44,400                69,375
 *Tech-Sym Corp.  .....................           67,300             1,960,113
  Tech/Ops Sevcon, Inc.  ..............           61,400               859,600
 *Technical Communications Corp.  .....            7,300                70,263
  Technitrol, Inc.  ...................          150,300             5,410,800
  Technology Research Corp.  ..........           15,100                64,175
  Tejon Ranch Co.  ....................            5,100                82,875
 *Tekelec  ............................          124,400             1,694,950
 *Telco Systems, Inc.  ................           88,300             1,556,288
 *Telemundo Group, Inc. Class A  ......            8,100               230,344
  Telxon Corp.  .......................           25,000               301,563
 *Temtex Industries, Inc.  ............           34,100               100,169
 *Terex Corp.  ........................           36,700               325,713
 *Tetra Technologies, Inc.  ...........          107,500             2,734,531
 *Texas Biotechnology Corp.  ..........          105,000               315,000
 *Texas Meridian Resources Corp.  .....           45,700               759,763
  Texas Regional Banchshares, Inc.
   Class A ............................           12,600               428,400
 *Texfi Industries, Inc.  .............           75,200               188,000
 *Thackeray Corp.  ....................           74,700               196,088
 *Theragenics Corp.  ..................           52,100             1,172,250
 *Theratech, Inc. UT  .................           82,500               907,500
 *Theratx, Inc.  ......................           77,000               808,500
 *Thermo Power Corp.  .................          105,100               945,900
  Thermo Remediation, Inc.  ...........           71,600               733,900
 *Thermo Terratech, Inc.  .............            3,600                35,100
*#Thermo Voltek Corp.  ................          120,450             1,309,894
 *Thermwood Corp.  ....................            4,600                 7,475
 *Thomas Group, Inc.  .................           38,300               330,338
  Thomas Industries, Inc.  ............           50,000             1,012,500
  Thomaston Mills, Inc.  ..............           11,400               129,675
  Thor Industries, Inc.  ..............           25,800               615,975
 *Thorn Apple Valley, Inc.  ...........           49,900               636,225
  Three D Department Stores, Inc.
   Class A ............................           16,300                10,188
  Three D Department Stores, Inc.
   Class B ............................           11,100                 6,938
 *Three-Five Systems, Inc.  ...........           23,900               289,788
 *Timberland Co. Class A  .............            1,100                42,625
  Timberline Software Corp.  ..........           21,825               181,420
 *Tipperary Corp.  ....................           36,700               183,500
 *Titan Corp.  ........................          138,200               414,600
  Titan Holdings, Inc.  ...............           60,085               901,275
  Toastmaster, Inc.  ..................           39,600               118,800
*#Todays Man, Inc.  ...................           63,600               111,300
 *Todd Shipyards Corp.  ...............           37,400               257,125
  Todd-AO Corp. Class A  ..............           12,100               128,563
 *Todhunter International, Inc.  ......           48,000               405,000
 *Tokheim Corp.  ......................           64,800               583,200
  Tolland Bank  .......................              200                 2,513
  Tompkins County Trustco, Inc.  ......              220                 7,205
 *Top Source Technologies, Inc.  ......           60,500               207,969
 *Topps, Inc.  ........................           34,500               148,781
*#Tops Appliance City, Inc.  ..........           27,900                45,338
 *Toreador Royalty Corp.  .............           41,700               114,675
 *Torotel, Inc.  ......................           24,235                30,294
 *Total Telephone USA
   Communications, Inc. ...............            4,000                84,500
  Tower Air, Inc.  ....................          129,000               391,031
 *Tower Automotive, Inc.  .............           10,800               345,600
 *Tracor, Inc.  .......................            5,900               129,431
 *Tractor Supply Co.  .................           55,000             1,175,625
 *Trak Auto Corp.  ....................           92,000             1,529,500

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
  Trans Financial, Inc.  ..............            4,900            $  104,431
 *Trans World Entertainment Corp.  ....           80,000               640,000
 *TransNet Corp.  .....................           29,200                90,338
 *Transaction Network Services, Inc.  .           72,900               897,581
 *Transamerica Waste Industries,  Inc.            12,000                14,063
 *Transcend Services, Inc.  ...........           13,500                79,313
 *Transmation, Inc.  ..................            2,600                26,000
  Transmedia Network, Inc.  ...........           37,900               246,350
  Transnational RE Corp. Class A  .....            2,900                72,681
 *Transport Industries, Inc.  .........            1,000                 5,250
  Transport Leasing International,
   Inc. ...............................            4,600                22,138
  Transport Lux Corp.  ................           14,245               174,501
  Transtechnology Corp.  ..............           99,100             1,920,063
 *Transwitch Corp.  ...................           91,000               546,000
 *Transworld Home Healthcare, Inc.  ...           21,000               254,625
  Tranzonic Companies Class A  ........           85,150             1,479,481
 *Travel Ports of America, Inc.  ......           24,000                63,000
  Treadco, Inc.  ......................           43,900               425,281
 *Trend-Lines, Inc. Class A  ..........           50,650               246,919
 *Tri-Lite, Inc.  .....................              109                     1
 *Triad Guaranty, Inc.  ...............           21,800               648,550
 *Triad Systems Corp.  ................          111,100               930,463
  Triangle Bancorp, Inc.  .............           32,600               517,525
 *Tricord Systems, Inc.  ..............           81,000               165,797
 *Trident Microsystems, Inc.  .........           11,800               247,800
 *Trident Rowan Group, Inc.  ..........            7,000                63,875
 *Tridex Corp.  .......................           39,300               466,688
 *Trimark Holdings, Inc.  .............            6,400                32,800
 *Trimedyne, Inc.  ....................           39,800               138,056
 *Trinitec Systems, Inc. Class A  .....           26,400               110,550
  Trion, Inc.  ........................           67,550               312,419
 *Triple S Plastics, Inc.  ............            5,500                45,031
 *Triquint Semiconductor, Inc.  .......           70,600             1,588,500
 *Trism, Inc.  ........................           35,900               136,869
 *Tristar Corp.  ......................            3,300                23,306
 *Triton Group, Ltd.  .................               68                    60
 *Truevision, Inc.  ...................          102,700               272,797
 *Tseng Laboratories, Inc.  ...........           38,800               247,350
 *Tuesday Morning Corp.  ..............           36,000               783,000
 *Tultex Corp.  .......................           74,000               527,250
 *Turner Corp.  .......................           43,900               378,638
  Tuscarora Plastics, Inc.  ...........            9,900               222,750
  Twin Disc, Inc.  ....................           65,600             1,418,600
 *Tyco Toys, Inc.  ....................           43,700               516,206
 *Tyler Corp.  ........................          152,800               248,300
  U.S. Bancorp, Inc.  .................           11,525               466,775
 *UFP Technologies, Inc.  .............            4,600                23,288
 *UNC, Inc.  ..........................           63,900               591,075
 *URS Corp.  ..........................           75,986               636,383
 *US Can Corp.  .......................           11,300               187,863
 *US Servis, Inc.  ....................           23,500                63,891
 *US Xpress Enterprises, Inc.
   Class A ............................            9,000                81,000
 *USA Truck, Inc.  ....................            5,600                49,000
 *USCI, Inc.  .........................           10,200                49,088
 *USData Corp.  .......................           32,900               224,131
 *USMX, Inc.  .........................           36,600                54,900
  USX-Delhi Group  ....................           50,000               737,500
*#UTI Energy Corp.  ...................           10,200               317,475
 *Ultimate Electronics, Inc.  .........           41,200               123,600
 *Ultra Pacific, Inc.  ................           15,200                61,750
 *Ultradata Corp.  ....................           18,000                87,750
 *Ultradata Systems, Inc.  ............            2,400                19,950

                                                  Shares                Value+
                                                 ---------          ------------
 *Ultrak, Inc.  .......................           28,600            $  875,875
*#Ultralife Batteries, Inc.  ..........           29,700               282,150
 *Unapix Entertainment, Inc.  .........            5,300                21,200
  Uni-Marts, Inc.  ....................           64,600               411,825
  Unico American Corp.  ...............          117,600             1,095,150
 *Uniflex, Inc.  ......................           13,750               132,344
  Uniforce Temporary Personnel, Inc.  .           92,200             1,659,600
*#Unigene Laboratories, Inc.  .........          204,400               443,931
 *Unilab Corp.  .......................              600                   338
 *Unimed, Inc.  .......................           32,300               216,006
 *Union Corp. DE  .....................           20,700               463,163
 *Union Switch & Signal, Inc.  ........           56,000               416,500
 *Unique Mobility, Inc.  ..............           33,200               130,725
 *Uniroyal Technology Corp.  ..........           33,400                96,025
 *Unit Corp.  .........................          180,400             1,510,850
 *Unit Instruments, Inc.  .............           30,180               303,686
 *United American Healthcare Corp.  ...           52,350               333,731
 *United Capital Corp.  ...............           50,754               456,786
  United Financial Corp. MN  ..........              700                13,563
 *United Foods, Inc. Class A  .........           27,900                48,825
 *United Foods, Inc. Class B  .........          102,300               191,813
 *United Guardian, Inc.  ..............           41,020                83,322
  United Industrial Corp.  ............          100,800               592,200
  United National Bancorp  ............            4,081               144,365
 *United Retail Group, Inc.  ..........           42,200               126,600
 *United States Energy Corp.  .........           23,970               328,089
  United States Facilities Corp.  .....           54,100             1,048,188
 *United States Homecare Corp.  .......           17,400                12,506
  United States Lime & Minerals, Inc.             14,300               121,550
 *United States Long Distance Corp.  ..            6,600                58,575
 *Unitel Video, Inc.  .................           23,200               191,400
  Unitil Corp.  .......................           39,552               771,264
  Unitog Co.  .........................            2,550                69,169
 *Universal American Financial Corp.  .              500                 1,125
 *Universal Electronics, Inc.  ........           23,700               134,794
  Universal Forest Products, Inc.  ....          125,700             1,586,963
 *Universal Hospital Services, Inc.  ..           46,300               434,063
 *Universal International, Inc.  ......           11,200                25,900
 *Universal Seismic Association, Inc.             12,600                53,550
 *Universal Standard Medical Labs,
   Inc. ...............................           27,300               107,494
 *University Genetics Co. Class A  ....           76,100                     0
 *Uno Restaurant Corp.  ...............          231,491             1,591,501
  Upper Peninsula Energy Corp.  .......           20,400               341,700
 *Uranuim Resources, Inc.  ............           41,600               384,800
 *Urohealth Systems, Inc. Class A  ....           76,000               641,250
 *Uromed Corp.  .......................           17,000               157,250
 *Utah Medical, Inc.  .................           34,900               486,419
 *Utilx Corp.  ........................          144,800               529,425
 *V Band Systems, Inc.  ...............            5,300                10,600
 *V Mark Software, Inc.  ..............           27,864               207,239
 *VTEL Corp.  .........................           49,800               510,450
 *Valence Technology, Inc.  ...........          170,100               738,872
 *Vallen Corp.  .......................           61,400             1,036,125
  Valley Forge Corp.  .................            2,350                30,403
  Valley Resources, Inc.  .............           36,687               435,658
  Vallicorp Holdings, Inc.  ...........           28,000               565,250
 *Valuevision International, Inc.
   Class A ............................          102,600               567,506
 *Vans, Inc.  .........................           77,500             1,186,719
 *Vari L Co., Inc.  ...................           13,800               126,788
 *Variflex, Inc.  .....................           51,100               261,888
 #Varlen Corp.  .......................           21,628               435,264
  Varsity Spirit Corp.  ...............            4,700                72,850
 *Vaughn Communications, Inc.  ........           10,000                81,875

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
 *Vectra Technologies, Inc.  ..........           34,500            $   73,313
 *Ventura County National Bancorp  ....            9,209                44,894
 *Venture Stores, Inc.  ...............          150,800               490,100
 *Venturian Corp.  ....................           14,000               117,250
 *Veritas DGC, Inc.  ..................           38,966               832,898
  Vermont Financial Services Corp.  ...           15,013               529,208
 *Vermont Teddy Bear, Inc.  ...........           15,500                42,625
  Versa Technologies, Inc.  ...........           60,550               836,347
 *Versar, Inc.  .......................           46,100               141,181
 *Vertex Communications Corp.  ........           43,300               746,925
 *Vical, Inc.  ........................           78,700             1,465,788
 *Vicon Industries, Inc.  .............           46,250               101,172
 *Vicorp Restaurants, Inc.  ...........           64,300               900,200
 *Video Display Corp.  ................           41,750               159,172
 *Video Lottery Technologies, Inc.  ...           49,000               217,438
 *Videonics, Inc.  ....................            5,400                48,938
 *Vie de France Corp.  ................          211,800               436,838
 *View Technology, Inc.  ..............            2,900                18,125
 *Viewlogic Systems, Inc.  ............              900                 8,944
  Virco Manufacturing Corp.  ..........           69,327             1,143,896
  Virginia Beach Federal Financial
   Corp. ..............................           87,950               808,041
  Virginia First Financial Corp.  .....           10,270               141,213
 *Vision Sciences, Inc.  ..............           20,450                29,397
 *Vitronics Corp.  ....................           64,800                76,950
 *Voice Control Systems, Inc.  ........            2,000                15,250
 *Volunteer Capital Corp.  ............          120,200             1,006,675
  Vulcan International Corp.  .........           10,951               326,477
  WCI Steel, Inc.  ....................          194,000             1,940,000
 *WPI Group, Inc.  ....................           20,750               167,297
 *WSFS Financial Corp.  ...............           12,200               126,575
 *WSMP, Inc.  .........................            2,375                17,664
 *WTD Industries, Inc.  ...............           48,040               114,095
  Wackenhut Corp. Class A  ............           29,297               490,725
  Wackenhut Corp. Class B
   Non-Voting .........................           80,092             1,121,288
 *Wainoco Oil Corp.  ..................          209,300               732,550
  Wainwright Bank & Trust Co.  ........              200                 1,225
  Walbro Corp.  .......................           15,700               312,038
  Walden Bancorp, Inc.  ...............           46,500             1,607,156
 *Walker Interactive Systems, Inc.  ...          109,000             1,682,688
 *Wall Data, Inc.  ....................           33,450               505,931
 *Wall Street Deli, Inc.  .............           11,400                61,988
  Walshire Assurance Co.  .............           33,603               468,342
 *Wandel & Goltermann
   Technologies, Inc. .................              900                18,788
 *Warrantech Corp.  ...................           45,800               655,513
  Warren Bancorp, Inc.  ...............          101,400             1,521,000
 *Washington Homes, Inc.  .............           59,600               268,200
  Washington Savings Bank FSB
   Waldorf, MD ........................           28,912               137,332
 *Washington Scientific Industries,
   Inc. ...............................           61,100               175,663
  Waters Instruments, Inc.  ...........              500                 2,344
  Watkins-Johnson Co.  ................           16,500               429,000
  Watsco, Inc. Class B  ...............           19,323               483,075
 *Wave Technologies International,
   Inc. ...............................            8,300                49,800
  Waverly, Inc.  ......................           62,200             1,539,450
 *Waxman Industries, Inc.  ............           22,100                96,688
 *Waxman Industries, Inc. Class B  ....            9,750                42,656
  Webster Financial Corp.  ............           24,754               928,275
 *Wegener Corp.  ......................            5,500                22,688
 *Weirton Steel Corp.  ................           56,600               148,575
 *Welcome Home, Inc.  .................           15,000                13,125

                                                  Shares                Value+
                                                 ---------          ------------
 *Wellcare Management Group, Inc.  ....           15,700              $  137,375
  Wellco Enterprises, Inc.  ...........            4,100                 176,300
 *Wells-Gardner Electronics Corp.  ....           35,000                 140,000
  West Coast Bancorp  .................            4,000                  70,000
*#Westbridge Capital Corp.  ...........           10,800                  87,750
  Westco Bancorp, Inc.  ...............            1,600                  34,800
 *Westerbeke Corp.  ...................           20,000                  53,750
  Westerfed Financial Corp.  ..........            7,400                 136,900
 *Western Beef, Inc.  .................           42,386                 445,053
 *Western Micro Technology, Inc.  .....           37,500                 389,063
 *Western Water Co.  ..................           39,900                 698,250
 *Westmoreland Coal Co.  ..............           50,500                 126,250
 *Weston (Roy F.), Inc. Class A  ......           23,000                  86,250
  Westport Bancorp, Inc.  .............            2,250                  18,563
 *Whitehall Corp.  ....................           68,100               2,681,438
 *Whitman Education Group, Inc.  ......          118,100                 782,413
 *Whittaker Corp.  ....................           88,800               1,243,200
 *Whole Foods Market, Inc.  ...........           63,000               1,421,438
 *Wholesome & Hearty Foods, Inc.  .....           55,200                 372,600
 *Wichita River Holding Corp.  ........            7,095                     497
 *Wickes Lumber Co.  ..................           28,500                 101,531
 *Williams Clayton Energy, Inc.  ......           26,300                 429,019
 *Williams Controls, Inc.  ............           61,900                 155,717
  Wilshire Oil Co. of Texas  ..........          137,311                 738,047
  Windmere Corp.  .....................           54,900                 789,188
  Winnebago Industries, Inc.  .........           73,000                 547,500
 *Winston Resources, Inc.  ............            3,900                  11,944
  Winthrop Resources Corp.  ...........           25,200                 727,650
  Wireless Telecom Group, Inc.  .......          104,200               1,042,000
  Wiser Oil Co.  ......................           45,000                 781,875
  Wolf (Howard B.), Inc.  .............            6,000                  37,500
  Wolohan Lumber Co.  .................           47,700                 605,194
 *Wonderware Corp.  ...................           87,600                 826,725
  Woodhead Industries, Inc.  ..........          176,550               2,284,116
 *World Acceptance Corp.  .............          174,000               1,141,875
  World Fuel Services Corp.  ..........           41,647                 796,499
*#Worldcorp, Inc.  ....................          136,000                 646,000
 *Worldtex, Inc.  .....................          141,800               1,169,850
  Worthington Foods, Inc.  ............           19,100                 491,825
  Wynns International, Inc.  ..........          107,612               3,134,066
 *Xicor, Inc.  ........................           79,700                 762,131
*#Xoma Corp.  .........................           81,600                 318,750
 *Xpedite Systems, Inc.  ..............           15,800                 292,300
 *Xytronyx, Inc.  .....................           28,200                  45,825
 *Yes Entertainment Corp.  ............           28,600                 291,363
  York Financial Corp.  ...............           27,445                 459,704
 *York Research Corp.  ................           47,100                 450,394
*#Youth Services International, Inc.  .           10,500                 134,531
 *Zaring Homes, Inc.  .................           10,000                 108,750
 *Zemex Corp.  ........................           37,405                 322,618
  Ziegler Co., Inc.  ..................              500                   9,188
 *Zing Technologies, Inc.  ............           12,700                 116,681
 *Zitel Corp.  ........................          126,200               2,847,388
 *Zoll Medical Corp.  .................           21,600                 274,050
 *Zycad Corp.  ........................          170,800                 309,575
 *Zygo Corp.  .........................           16,850                 661,363
 *Zytec Corp.  ........................           31,200                 341,250
                                                                ________________
TOTAL COMMON STOCKS
 (Cost $912,681,971) .................                             1,171,575,213
                                                              __________________

THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                                  Shares                Value+
                                                 ---------          ------------
PREFERRED STOCKS - (0.1%)
 *Alfin, Inc. Cumulative Redeemable  ..                24         $            0
 *Alliance Gaming Corp. 15% Non-Voting
  Senior Class B ......................               512                 48,352
  Fedders Corp. Convertible  ..........           130,650                767,569
 *Fonar Corp. Class A  ................            34,390                      0
                                                                    ------------
TOTAL PREFERRED STOCKS (Cost $483,533)                                   815,921
                                                                    ------------
RIGHTS/WARRANTS - (0.0%)
 *Amvestors Financial Corp. Warrants
  Class A 04/02/02 ....................             5,588                 27,940
 *Aquila Biopharmaceuticals Inc.
  Rights 12/03/96 .....................                44                      0
 *Buell Industries, Inc. Contingent
  Payment Rights ......................            59,800                      0
 *Krug International Corp. Warrants
  01/31/98 ............................             4,293                  1,610
 *Metrocall, Inc. Rights 11/15/97  ....            39,899                      0
 *National Mercantile Bancorp Warrants
  06/02/99 ............................                50                      0
 *Xytronix, Inc. Warrants 08/11/01  ...               492                      0
                                                                    ------------
TOTAL RIGHTS/WARRANTS (Cost $0)  ......                                   29,550
                                                                    ------------

                                                    Face
                                                   Amount
                                                 ---------
                                                    (000)
TEMPORARY CASH INVESTMENTS - (1.6%)
  Repurchase Agreement, PNC Securities
  Corp. 5.45%, 12/02/96 (Collateralized
  by U.S. Treasury Bills  4.93%,
  01/16/97) (Cost $18,930,000) ........          $ 18,930             18,930,000
                                                                   -------------
TOTAL INVESTMENTS - (100.0%) (Cost
  $932,095,504)++ .....................                           $1,191,350,684
                                                                   =============
------
+ See Note B to Financial Statements.
++The cost for federal income tax purposes is $933,041,164.
* Non-Income Producing Securities
# Securities on Loan

               See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS

                     THE U.S. 6-10 SMALL COMPANY PORTFOLIO

                               November 30, 1996

                                                        Shares          Value+
                                                       --------      -----------
Investment in The U.S. 6-10 Small Company Series of
  The DFA Investment Trust Company..................  18,654,946    $234,266,203
                                                                    ------------
   Total Investments (100%) (Cost $165,356,232)++....               $234,266,203
                                                                    ============
_______________
++The cost for federal income tax purposes is $166,703,271.


                        THE U.S. LARGE COMPANY PORTFOLIO

                                November 30, 1996

                                                                        Value+
                                                                     -----------
Investment in The U.S. Large Company Series of
  The DFA Investment Trust Company..................                $187,782,441
                                                                    ------------
   Total Investments (100%) (Cost $129,345,452)++....               $187,782,441
                                                                    ============
_______________
++The cost for federal income tax purposes is $129,770,697.


                    THE ENHANCED U.S. LARGE COMPANY PORTFOLIO

                                November 30, 1996

                                                        Shares          Value+
                                                       --------      -----------
Investment in The Enhanced U.S. Large Company Series
   of The DFA Investment Trust Company................2,484,528      $29,212,419
                                                                    ------------
   Total Investments (100%) (Cost $25,121,088)++.......              $29,212,419
                                                                    ============
_______________
++Approximates the cost for federal income tax purposes.



                       THE U.S. SMALL CAP VALUE PORTFOLIO

                                November 30, 1996

                                                        Shares        Value+
                                                       --------   --------------
Investment in The U.S. Small Cap Value Series of
  The DFA Investment Trust Company..................  72,848,341  $1,207,555,361
                                                                  --------------
   Total Investments (100%) (Cost $934,521,072)++....             $1,207,555,361
                                                                  ==============
_______________
++The cost for federal income tax purposes is $935,811,312.



                       THE U.S. LARGE CAP VALUE PORTFOLIO

                               November 30, 1996

                                                        Shares          Value+
                                                       --------      -----------
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company..................  34,876,970    $541,198,377
                                                                    ------------
   Total Investments (100%) (Cost $418,811,040)++...                $541,198,377
                                                                    ============
_______________
++The cost for federal income tax purposes is $420,282,949.

_______________
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                           SCHEDULE OF INVESTMENTS

                 THE DFA/AEW REAL ESTATE SECURITIES PORTFOLIO

                              NOVEMBER 30, 1996


                                                 Shares                 Value+
                                                ---------          -------------
COMMON STOCKS - (97.5%)
 AMLI Residential Properties Trust  ..           13,200             $  283,800
 Agree Realty Corp.  .................            2,900                 56,550
 American Industrial Properties  .....            8,100                 19,238
 American Real Estate Investment
  Corp. ..............................            1,400                 11,375
 American Realty Trust, Inc.  ........            6,800                 82,875
 Apartment Investment & Management
  Co. Class A ........................           13,000                321,750
 Arbor Property Trust  ...............           13,600                103,700
*Arden Realty Group, Inc.  ...........            9,000                217,125
 Associated Estates Realty Corp.  ....           16,700                373,663
 Avalon Properties, Inc.  ............           31,300                802,063
 BRE Properties, Inc. Class A  .......           36,560                808,890
 Bay Apartment Communities, Inc.  ....           10,400                338,000
 Beacon Properties Corp.  ............           32,700              1,034,138
 Bedford Property Investors, Inc.  ...            6,450                 97,556
 Berkshire Realty Co.  ...............           28,100                263,438
 Boddie-Noell Properties, Inc.  ......            3,300                 41,663
*Boykin Lodging Trust, Inc.  .........           11,000                224,125
 Bradley Real Estate, Inc.  ..........           20,455                357,963
 Burnham Pacific Properties, Inc.  ...           20,900                269,088
 CBL & Associates Properties, Inc.  ..           20,600                504,700
 Cali Realty Corp.  ..................           22,000                621,500
*California Real Estate Investment
  Trust ..............................            8,400                 15,750
 Camden Property Trust  ..............           16,800                464,100
 Carr Realty Corp.  ..................           20,200                525,200
 Centerpoint Properties Corp.  .......           16,600                450,275
 Chateau Properties, Inc.  ...........            6,800                165,750
 Chelsea GCA Realty, Inc.  ...........           12,900                406,350
 Chicago Dock & Canal Trust III  .....            5,600                115,500
 Clevetrust Realty Investors  ........            5,800                 29,000
 Colonial Properties Trust  ..........           18,500                497,188
 Columbus Realty Trust  ..............           12,800                272,000
 Commercial Net Lease Realty, Inc.  ..           17,200                249,400
 Cousins Properties, Inc.  ...........           31,000                720,750
 Crescent Real Estate Equities, Inc.             26,300              1,153,913
 Crown American Realty Trust  ........           30,700                234,088
 Developers Diversified Realty Corp.             23,700                796,913
 Duke Realty Investments, Inc.  ......           29,600              1,061,900
*EQK Realty Investors  ...............            8,900                 12,794
 Eastgroup Properties  ...............            7,685                200,771
 Equity Inns, Inc.  ..................           23,600                280,250
 Equity Residential Properties Corp.             43,800              1,757,475
 Essex Property Trust  ...............            8,600                236,500
 Evans Withycombe Residential, Inc.  .           20,300                413,613
 Excel Realty Trust, Inc.  ...........           16,300                368,788
 FAC Realty, Inc.  ...................           13,400                107,200
 Federal Realty Investment Trust  ....           48,300              1,255,800
 Felcor Suite Hotels, Inc.  ..........           21,200                755,250
 First Industrial Realty Trust, Inc.             27,000                772,875
 First Union Real Estate Equity &
  Mortgage Investments ...............           18,600                202,275
 First Washington Realty Trust, Inc.              3,200                 70,000
 Gables Residential Trust  ...........           18,000                481,500
 General Growth Properties  ..........           43,900              1,218,225
 Glimcher Realty Trust  ..............           24,100                469,950
*HMG Courtland Properties, Inc.  .....            1,400                  8,225
 HRE Properties, Inc.  ...............            6,000                 93,750

THE DFA/AEW REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                 Shares                 Value+
                                                ---------          -------------
 Haagen (Alexander) Properties, Inc.             13,400             $  192,625
 Highwood Properties, Inc.  ..........           27,900                857,925
 Home Properties of New York, Inc.  ..            6,000                124,500
*Homestead Village, Inc.  ............           10,596                161,589
 Horizon Group, Inc.  ................           21,200                413,400
 Hospitality Properties Trust  .......           41,000              1,107,000
 IRT Property Co.  ...................           35,800                384,850
 Innkeepers USA Trust  ...............           22,100                276,250
 Irvine Apartment Communities, Inc.  .           31,300                762,938
 JDN Realty Corp.  ...................           12,100                311,575
 JP Realty, Inc.  ....................           17,900                436,313
 Jameson Inns, Inc.  .................            8,100                 93,656
 Kimco Realty Corp.  .................           36,500              1,063,063
*Koger Equity, Inc.  .................           18,000                292,500
 Kranzco Realty Trust, Inc.  .........           11,500                172,500
*Landsing Pacific Fund  ..............            6,500                    959
 Lexington Corp. Properties, Inc.  ...           11,200                144,200
 Liberty Property Trust  .............           32,800                762,600
 MGI Properties  .....................           11,600                233,450
 Macerich Co.  .......................           21,900                509,175
 Malan Realty Investors, Inc.  .......            3,600                 53,100
 Manufactured Home Communities, Inc.             28,500                570,000
 Mark Centers Trust  .................           12,800                129,600
 Merry Land & Investment Co., Inc.  ..           37,200                744,000
 Mid-America Apartment Communities,
  Inc. ...............................           10,700                272,850
 Mid-America Realty Investments, Inc.             8,300                 79,888
 Mid-Atlantic Realty Trust  ..........            6,800                 71,400
*Milestone Properties, Inc.  .........            4,200                  3,675
 Mills Corp.  ........................           18,900                392,175
 Monmouth Real Estate Investment
  Corp. Class A ......................            3,600                 21,825
 National Golf Properties, Inc.  .....           11,900                336,175
 National Income Realty Trust  .......            4,100                 52,275
 New Plan Realty Trust  ..............           64,800              1,490,400
 Oasis Residential, Inc.  ............           19,800                415,800
 One Liberty Properties, Inc.  .......            1,200                 15,150
*Pacific Gateway Properties, Inc.  ...            4,300                 15,319
 Pacific Gulf Properties, Inc.  ......            7,500                142,500
 Paragon Group, Inc.  ................           17,000                269,875
 Parkway Properties, Inc.  ...........            2,250                 50,063
 Partners Preferred Yield, Inc.
  Class A ............................            3,200                 59,600
 Partners Preferred Yield II, Inc.
  Class A ............................            3,600                 72,000
 Partners Preferred Yield III, Inc.
  Class A ............................            1,600                 32,000
 Patriot American Hospitality, Inc.  .           18,300                693,113
 Pennsylvania Real Estate Investment
  Trust ..............................            9,400                215,025
 Post Properties, Inc.  ..............           22,000                849,750
 Presidential Realty Corp. Class B  ..            3,300                 20,006
 Price Real Estate Investment Trust,
  Inc. Class B .......................            9,300                323,175
 Prime Retail, Inc.  .................           10,500                127,969
 Property Capital Trust  .............           10,100                 92,794
 Public Storage, Inc.  ...............           84,870              2,153,576

THE DFA/AEW REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                 Shares                 Value+
                                                ---------          -------------
 Public Storage Properties XI, Inc.
  Class A ............................            2,000             $    40,250
 Public Storage Properties XIV, Inc.
  Class A ............................            2,500                  49,688
 Public Storage Properties XV, Inc.
  Class A ............................            2,400                  48,900
 Public Storage Properties XVI, Inc.
  Class A ............................            3,100                  60,450
 Public Storage Properties XVII, Inc.
  Class A ............................            3,200                  61,600
 Public Storage Properties XVIII,
  Inc. Class A .......................            1,900                  37,050
 Public Storage Properties XIX, Inc.
  Class A ............................            3,700                  56,425
 Public Storage Properties XX, Inc.
  Class A ............................              900                  18,900
 RFS Hotel Investors, Inc.  ..........           24,500                 410,375
 ROC Communities, Inc.  ..............           13,800                 341,550
 Realty Income Corp.  ................           25,300                 600,875
 Reckson Associates Realty Corp.  ....           10,200                 386,325
 Regency Realty Corp.  ...............            7,900                 189,600
 Saul Centers, Inc.  .................           13,400                 204,350
 Security Capital Industrial Trust  ..          124,700               2,369,293
 Security Capital Pacific Trust  .....           84,300               1,728,150
 Shurgard Storage Centers, Inc.
  Class A ............................           16,500                 453,750
 Simon Debartolo Group, Inc.  ........           97,448               2,667,633
 Sizeler Property Investors, Inc.  ...            9,700                  89,725
 Smith (Charles E.) Residential
  Realty, Inc. .......................            9,900                 249,975
 South West Property Trust, Inc.  ....           21,400                 339,725
 Sovran Self Storage, Inc.  ..........            3,600                 102,150
 Spieker Properties, Inc.  ...........           35,300               1,081,063
*Starwood Lodging Trust  .............           25,300               1,208,075
 Storage Trust Realty  ...............            9,600                 230,400
 Storage USA, Inc.  ..................           21,900                 826,725
 Summit Properties, Inc.  ............           19,700                 384,150
 Sun Communities, Inc.  ..............           15,200                 484,500
 Sunstone Hotel Investors, Inc.  .....            2,300                  26,019
 Tanger Factory Outlet Centers, Inc.              6,900                 165,600

THE DFA/AEW REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                 Shares                 Value+
                                                ---------          -------------

 Town & Country Trust  ...............           17,500             $   255,938
 Trinet Corporate Realty Trust, Inc.             15,200                 518,700
 United Dominion Realty Trust, Inc.  .           68,100               1,004,475
 United Mobile Homes, Inc.  ..........            6,700                  78,306
 Urban Shopping Centers, Inc.  .......           14,800                 390,350
 Vornado Realty Trust  ...............           26,700               1,204,838
 Walden Residential Properties, Inc.             15,800                 359,450
 Washington Real Estate Investment
  Trust ..............................           35,600                 587,400
 Weeks Corp.  ........................           12,200                 346,175
 Weingarten Realty Investors  ........           29,200               1,142,450
 Wellsford Residential Property Trust            20,725                 499,991
 Western Investment Real Estate Trust            18,700                 245,438
 Winston Hotels, Inc.  ...............           15,400                 194,425
                                                                   -------------
TOTAL COMMON STOCKS (Cost
  $53,867,627) .......................                               62,503,871
                                                                   -------------
RIGHTS/WARRANTS - (0.1%)
*Homestead Village, Inc. Warrants
  10/29/97 (Cost $62,195) ............            7,108                  42,648
                                                                   -------------
                                                  Face
                                                 Amount
                                                ---------
                                                  (000)
TEMPORARY CASH INVESTMENTS - (2.4%)
 Repurchase Agreement, PNC Securities
  Corp. 5.45%, 12/02/96
  (Collateralized by U.S. Treasury
  Bills 4.93%, 01/16/97) (Cost
  $1,513,000) ........................          $ 1,513               1,513,000
                                                                   -------------
TOTAL INVESTMENTS - (100.0%) (Cost
  $55,442,822)++ .....................                              $64,059,519
                                                                   =============




------
+See Note B to Financial Statements.
++The cost for federal income tax purposes is $53,668,669.
*Non-Income Producing Securities


                See accompanying Notes to Financial Statements

                           SCHEDULES OF INVESTMENT

                     THE JAPANESE SMALL COMPANY PORTFOLIO

                              NOVEMBER 30, 1996

                                                                                                   Value+
                                                                                               --------------
Investment in The Japanese Small Company Series of The DFA Investment
  Trust Company ...........................................................                     $ 294,234,882
                                                                                               --------------
  Total Investments (100%) (Cost $327,703,675)++  .........................                     $ 294,234,882
                                                                                               ==============

------
++The cost for federal income tax purposes is $330,608,616.


                   THE PACIFIC RIM SMALL COMPANY PORTFOLIO

                              NOVEMBER 30, 1996

                                                                                                Value+
                                                                                            --------------
Investment in The Pacific Rim Small Company Series of The DFA
  Investment Trust Company .............................................                     $ 215,615,157
                                                                                            --------------
  Total Investments (100%) (Cost $185,352,495)++  ......................                     $ 215,615,157
                                                                                            ==============

------
++Approximates cost for federal income tax purposes.


                  THE UNITED KINGDOM SMALL COMPANY PORTFOLIO

                              NOVEMBER 30, 1996

                                                                                              Value+
                                                                                          --------------
Investment in The United Kingdom Small Company Series of The DFA
  Investment Trust Company ...........................................                     $ 166,854,143
                                                                                          --------------
  Total Investments (100%) (Cost $134,521,494)++  ....................                     $ 166,854,143
                                                                                          ==============

------
++Approximates cost for federal income tax purposes.


                   THE CONTINENTAL SMALL COMPANY PORTFOLIO

                              NOVEMBER 30, 1996

                                                                                                Value+
                                                                                            --------------
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company .............................................                     $ 299,408,189
                                                                                            --------------
  Total Investments (100%) (Cost $271,060,270)++  ......................                     $ 299,408,189
                                                                                            ==============

------
++Approximates cost for federal income tax purposes.

------
+ See Note B to Financial Statements.
See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                  THE INTERNATIONAL SMALL COMPANY PORTFOLIO

                              NOVEMBER 30, 1996

                                                                                                 Value+
                                                                                              -------------
Investment in The Japanese Small Company Series of The DFA Investment
  Trust Company (34%) (Cost $38,812,993) ..................................                   $ 35,482,590
Investment in The Pacific Rim Small Company Series of The DFA Investment
  Trust Company (15%) (Cost $15,282,218) ..................................                     15,865,314
Investment in The United Kingdom Small Company Series of The DFA
  Investment Trust Company (15%) (Cost $14,713,127) .......................                     15,785,010
Investment in The Continental Small Company Series of The DFA Investment
  Trust Company (35%) (Cost $35,356,241) ..................................                     36,474,261
Temporary Cash Investments (1%)
  Repurchase Agreement, PNC Securities Corp. 5.45%, 12/02/96
  (Collateralized by U.S. Treasury Bills 4.93%, 01/16/97) (Cost $494,000) .                        494,000
                                                                                              -------------
   Total Investments (100%) (Cost $104,658,579)++  ........................                   $104,101,175
                                                                                              =============


------
++Approximates cost for federal income tax purposes.


           THE RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                              NOVEMBER 30, 1996


                                                                                  Shares          Value+
                                                                               ------------   ---------------
Investment in The DFA International Value Series of The DFA Investment
  Trust Company ............................................................    21,836,972     $257,369,130
                                                                                              ---------------
  Total Investments (100%) (Cost $218,562,964)++  ..........................                   $257,369,130
                                                                                              ===============


------
++Approximates cost for federal income tax purposes.


                        THE EMERGING MARKETS PORTFOLIO

                              NOVEMBER 30, 1996


                                                                                                Value+
                                                                                            --------------
Investment in The Emerging Markets Series of The DFA Investment Trust
  Company ..............................................................                     $ 162,063,633
                                                                                            --------------
  Total Investments (100%) (Cost $158,623,171)++  ......................                     $ 162,063,633
                                                                                            ==============


------
++Approximates cost for federal income tax purposes.

------
+ See Note B to Financial Statements.
See accompanying Notes to Financial Statements.

                           SCHEDULE OF INVESTMENTS

                    THE LARGE CAP INTERNATIONAL PORTFOLIO

                              NOVEMBER 30, 1996

                                                Shares                 Value+
                                               ---------          --------------
JAPAN -- (33.8%)
COMMON STOCKS -- (33.8%)
  Ajinomoto Co., Inc.  ..............           11,000             $  124,692
  All Nippon Airways Co., Ltd.  .....           24,000                205,624
  Asahi Bank, Ltd.  .................           38,000                370,650
  Asahi Chemical Industry Co., Ltd.             21,000                138,032
  Asahi Glass Co., Ltd.  ............           17,000                173,286
  Bank of Tokyo-Mitsubishi, Ltd.  ...           73,200              1,498,735
  Bank of Yokohama, Ltd.  ...........           16,000                116,134
  Bridgestone Corp.  ................           13,000                239,895
  Canon, Inc.  ......................           14,000                295,255
  Chiba Bank, Ltd.  .................           11,000                 83,418
  Chubu Electric Power Co., Ltd.  ...           12,600                257,979
  Chugoku Electric Power Co., Ltd.  .            5,500                110,677
  Dai Nippon Printing Co., Ltd.  ....           11,000                201,054
  Dai-Ichi Kangyo Bank, Ltd.  .......           52,000                845,343
  Daiwa Bank, Ltd.  .................           23,000                133,392
  Daiwa House Industry Co., Ltd.  ...            7,000                 97,188
  Daiwa Securities Co., Ltd.  .......           22,000                237,786
  Denso Corp.  ......................           13,000                302,724
  Fanuc, Ltd.  ......................            3,500                114,104
  Fuji Bank, Ltd.  ..................           48,000                835,149
  Fuji Photo Film Co., Ltd.  ........            8,000                250,967
  Fujitsu, Ltd.  ....................           31,000                296,924
 *Hanwa Co., Ltd.  ..................            5,000                 15,246
  Hitachi, Ltd.  ....................           55,000                512,302
  Hokkaido Takus Bank  ..............            9,000                 19,772
  Honda Motor Co., Ltd.  ............           16,000                472,408
  Industrial Bank of Japan  .........           42,120                832,777
  Ito-Yokado Co., Ltd.  .............            7,000                353,691
  Itochu Corp.  .....................           21,000                127,329
  Kajima Corp.  .....................           13,000                103,954
  Kansai Electric Power Co., Inc.  ..           16,300                340,896
  Kao Corp.  ........................            6,000                 69,596
  Kawasaki Steel Corp.  .............           47,000                147,443
  Kinki Nippon Railway Co., Ltd.  ...           24,000                157,329
  Kirin Brewery Co., Ltd.  ..........           15,000                151,582
 *Kobe Steel, Ltd.  .................           42,000                 97,803
  Komatsu, Ltd.  ....................           15,000                126,406
  Kubota Corp.  .....................           20,000                113,708
  Kyocera Corp.  ....................            2,000                128,647
  Kyushu Electric Power Co., Inc.  ..            6,800                142,214
  Long Terminal Credit Bank of
   Japan, Ltd. ......................           40,000                253,076
  Marubeni Corp.  ...................           22,000                 99,561
  Matsushita Electric Industrial
   Co., Ltd. ........................           35,000                605,887
  Matsushita Electric Works, Ltd.  ..           11,000                102,460
  Mitsubishi Chemical Corp.  ........           32,000                121,195
  Mitsubishi Corp.  .................           26,000                301,582
  Mitsubishi Electric Corp.  ........           36,000                207,206
  Mitsubishi Estate Co., Ltd.  ......           17,000                215,114
  Mitsubishi Heavy Industries, Ltd.             56,000                457,645
  Mitsubishi Trust & Banking Corp.  .           21,000                337,698
  Mitsui & Co., Ltd.  ...............           26,000                221,160
  Mitsui Trust & Banking Co., Ltd.  .           20,000                191,564
  NEC Corp.  ........................           26,000                315,290
 *NKK Corp.  ........................           52,000                127,944
  Nikko Securities Co., Ltd.  .......           24,000                223,550
  Nintendo Co., Ltd., Kyoto  ........            1,000                 70,387
                                                Shares                 Value+
                                               ---------          -------------
 #Nippon Credit Bank, Ltd.  .........           26,000             $   66,257
  Nippon Express Co., Ltd.  .........           15,000                114,411
  Nippon Oil Co., Ltd.  .............           15,000                 84,754
  Nippon Steel Corp.  ...............          115,000                347,627
  Nissan Motor Co., Ltd.  ...........           42,000                298,576
  Nomura Securities Co., Ltd.  ......           32,000                539,895
  Osaka Gas Co., Ltd.  ..............           37,000                114,121
  Pioneer Electronic  ...............            2,000                 43,058
  Sakura Bank, Ltd.  ................           57,000                520,914
  Sankyo Co., Ltd.  .................            4,000                107,206
 #Sanwa Bank, Ltd.  .................           48,000                792,970
  Sanyo Electric  ...................           33,000                154,561
  Secom Co., Ltd.  ..................            2,000                120,738
  Sega Enterprises, Ltd.  ...........            1,500                 58,787
  Seibu Railway Co., Ltd.  ..........            7,000                342,004
  Seksui House  .....................           12,000                128,647
  Seven-Eleven Japan Co., Ltd.  .....            7,000                417,663
  Sharp Corp. Osaka  ................           19,000                297,188
  Shikoku Electric Power Co., Inc.  .            4,200                 84,517
  Shimizu Corp.  ....................           12,000                100,176
  Shizuoka Bank, Ltd.  ..............           11,000                125,659
  Sony Corp.  .......................            6,200                397,170
  Sumitomo Bank, Ltd.  ..............           52,000                904,745
 #Sumitomo Chemical Co., Ltd.  ......           21,000                 91,529
  Sumitomo Corp.  ...................           15,000                127,197
  Sumitomo Electric Industries, Ltd.            11,000                154,657
  Sumitomo Metal Industries, Ltd.
   Osaka ............................           46,000                122,478
  Sumitomo Trust & Banking Co., Ltd.            19,000                210,369
  Taisei Corp.  .....................           15,000                 83,436
  Taisho Pharmaceutical Co., Ltd.  ..            5,000                111,599
  Takeda Chemical Industries, Ltd.  .           14,000                274,341
  Tohuku Electric Power Co., Inc.  ..            7,600                155,606
  Tokai Bank, Ltd.  .................           34,000                391,388
  Tokio Marine & Fire Insurance Co.,
   Ltd ..............................           26,000                287,873
  Tokyo Electric Power Co., Ltd  ....           22,500                508,128
  Tokyo Gas Co., Ltd.  ..............           44,000                129,912
  Tokyu Corp.  ......................           17,000                113,533
  Tonen Corp.  ......................            9,000                121,002
  Toppan Printing Co., Ltd.  ........           10,000                131,810
  Toray Industries, Inc.  ...........           21,000                135,448
  Toshiba Corp.  ....................           54,000                347,821
  Toyo Seikan Kaisha, Ltd  ..........            3,000                 95,167
  Toyo Trust & Banking Co., Ltd.  ...           12,000                103,656
  Toyota Motor Corp.  ...............           64,000              1,749,029
  Yamaichi Secs Co.  ................           18,000                 95,062
  Yamanouchi Pharmaceutical Co.,
   Ltd. .............................            5,000                101,933
  Yasuda Trust & Banking  ...........           16,000                 75,501
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost $23,248,465) ................                              26,573,549
                                                                  --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $7,004)  .......                                   6,907
                                                                  --------------
TOTAL -- JAPAN (Cost $23,255,469)  ..                              26,580,456

                                                Shares                Value+
                                               ---------          --------------
UNITED KINGDOM -- (21.3%)
COMMON STOCKS -- (21.3%)
  Abbey National P.L.C.  ............           27,800             $   326,188
  Allied Domecq P.L.C.  .............           22,202                 167,574
  Argyll Group P.L.C.  ..............           24,008                 156,990
  BAT Industries P.L.C.  ............           61,556                 489,957
  BOC Group P.L.C.  .................           10,327                 153,980
  BTR P.L.C.  .......................           82,177                 328,081
  Barclays P.L.C  ...................           31,438                 542,477
  Bass P.L.C.  ......................           18,400                 242,494
  Boots Co., P.L.C.  ................           20,298                 217,180
  British Gas P.L.C.  ...............           92,200                 339,424
  British Petroleum Co., P.L.C.  ....          115,729               1,339,411
  British Telecommunications P.L.C.            133,400                 848,769
  Cable and Wireless P.L.C.  ........           44,747                 359,550
  Cadbury Schweppes P.L.C.  .........           21,512                 184,967
  General Electric Co. P.L.C.  ......           57,881                 362,921
  Glaxo Holdings P.L.C.  ............           71,414               1,175,259
  Granada Group P.L.C.  .............           17,000                 247,048
  Grand Metropolitan P.L.C.  ........           51,554                 403,413
  Great Universal Stores P.L.C.  ....           21,200                 244,471
  Guinness P.L.C.  ..................           43,200                 324,608
  HSBC Holdings P.L.C.  .............           17,000                 367,786
  Hanson P.L.C.  ....................          110,814                 149,954
  Imperial Chemical Industries
  P.L.C. ............................           15,800                 205,174
 *Imperial Tobacco Group P.L.C.  ....           11,081                  70,504
  Lloyds TSB P.L.C.  ................          140,307                 969,368
  Marks & Spencer P.L.C.  ...........           60,750                 519,795
  National Power P.L.C.  ............           23,900                 185,613
  National Westminster Bank P.L.C.  .           38,463                 447,098
  Prudential Corp. P.L.C.  ..........           43,309                 354,912
  RTZ Corp. P.L.C.  .................           34,241                 577,894
  Reuters Holdings P.L.C.  ..........           34,200                 416,516
  Royal & Sun Alliance Insurance
  Group, Inc. P.L.C. ................           16,222                 122,302
  Sainsbury (J.) P.L.C.  ............           37,247                 235,109
  Shell Transport & Trading Co.,
  P.L.C. ............................           67,200               1,117,209
  Smithkline Beecham P.L.C.  ........           35,257                 486,582
  Standard Chartered P.L.C.  ........           19,112                 218,305
  Tesco P.L.C.  .....................           46,378                 265,069
  Thorn EMI P.L.C.  .................            8,160                 188,402
 *Thorn P.L.C.  .....................            8,000                  37,453
  Unilever P.L.C.  ..................           17,200                 405,363
  Vendome Luxury Group P.L.C. Units             15,100                 136,053
  Vodafone Group P.L.C.  ............           62,000                 268,372
  Whitbread P.L.C.  .................           10,000                 128,849
  Zeneca Group P.L.C.  ..............           15,200                 419,934
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost $11,159,787) ................                               16,748,378
                                                                  --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
  (Cost $4,102) .....................                                    4,282
                                                                  --------------
TOTAL -- UNITED KINGDOM
  (Cost $11,163,889) ................                               16,752,660
                                                                  --------------
FRANCE -- (8.6%)
COMMON STOCKS -- (8.6%)
  Accor SA  .........................              508                  65,580
  Air Liquide  ......................              700                 111,415
 *Air Liquide Prime Fidelite 1997  ..            1,471                 232,723
 *Air Liquide Prime Fidelite 1998  ..              355                  56,164

                                                Shares                 Value+
                                               ---------          -------------
  Alcatel Alsthom Cie Generale
   d'Electricite SA ..................           5,100             $   463,210
  Axa SA  ...........................            6,356                 382,504
  Banque Nationale de Paris  ........            2,200                  87,562
  C.S.F. (Thomson-Csf)  .............            2,324                  75,004
  Canal Plus SA  ....................              475                 109,174
  Carrefour Supermarche SA  .........              900                 560,755
  Compagnie De Suez SA (Ex Compagnie
  Financiere De Suez) ...............            3,202                 138,113
  Elf Aquitaine  ....................            5,127                 447,790
 *Euro Disney SCA  ..................           15,150                  31,339
  Financiere de Paribas SA Series A              2,350                 161,453
  Generale des Eaux  ................            2,745                 338,590
  Generale des Establissements
  Michelin SA Series B ..............              505                  26,000
  Groupe Danone  ....................            2,346                 346,890
  Havas SA  .........................              955                  67,679
  L'Oreal  ..........................            1,540                 563,670
  LVMH (Louis Vuitton Moet Hennessy)             2,016                 514,329
  LaFarge Coppee SA  ................            1,887                 120,138
  Lyonnais des Eaux SA  .............            1,193                 114,022
  Pechiney International  ...........            1,600                  28,807
  Pernod-Ricard  ....................            1,260                  69,987
  Peugeot SA  .......................              950                 116,817
  Pinault Printemps Redoute SA  .....              200                  79,640
 *Rhone-Poulenc SA Series A  ........            3,700                 119,625
  Saint-Gobain  .....................            1,946                 278,799
  Sanofi SA  ........................            2,414                 217,126
  Schneider SA  .....................            2,519                 119,654
  Societe Generale  .................            1,736                 189,527
  Total SA (Ex Total Cie Francaise
   Des Petroles) .....................            5,485                444,179
  UAP SA  ...........................            3,342                  89,039
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost $4,923,112) .................                                6,767,304
                                                                  --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *French Francs (Cost $205)  ........                                      201
                                                                  --------------
TOTAL -- FRANCE
  (Cost $4,923,317) .................                                6,767,505
                                                                  --------------
GERMANY -- (8.1%)
COMMON STOCKS -- (8.1%)
 #BASF AG  ..........................           15,000                 555,386
  Bayer AG  .........................           14,000                 563,918
 #Bayerische Hypotheken und
   Wechselbank AG ....................            1,600                 50,244
  Bayerische Motorenwerke AG BMW,
  Muenchen ..........................              481                 312,110
 #Commerzbank AG  ...................            7,740                 190,415
  Daimler-Benz AG  ..................           10,450                 683,178
  Deutsche Bank AG  .................            9,800                 467,517
  Dresdner Bank  ....................            8,680                 257,886
  Hochtief AG  ......................            1,510                  59,948
  Hoechst AG  .......................           12,000                 525,610
  Mannesmann AG  ....................              743                 310,208
 #RWE AG  ...........................           13,250                 586,397
   SAP AG (Systeme Anwendungen
  Produkte in der Datenverarbeitung)               400                  54,800
 #Siemens AG  .......................           11,000                 530,491
  Thyssen  ..........................              650                 116,674
  Veba AG  ..........................           12,000                 702,506

                                                Shares                Value+
                                               ---------          --------------
  Viag AG  ..........................              425             $  161,121
 *Viag AG Em 96  ....................              121                 44,888
  Volkswagen  .......................              550                220,680
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost $3,681,923) .................                               6,393,977
                                                                  --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks (Cost $7,729)  .......                                   7,678
                                                                  --------------
TOTAL -- GERMANY
  (Cost $3,689,652) .................                               6,401,655
                                                                  --------------
SWITZERLAND -- (6.4%)
COMMON STOCKS -- (6.4%)
  ABB AG, Baden  ....................              186                232,821
  CS Holding, Zuerich (Namen)  ......            3,575                380,684
  Ciba-Geigy SA, Basel (Namen)  .....              543                672,186
  Financiere Richemont AG
  Units --A- ........................              106                156,600
  Nestle SA, Cham et Vevey  .........              853                926,320
  Roche Holding AG, Basel  ..........               79                939,148
  SBG (Schweizerische
   Bankgesellschaft) ................              556                523,997
 *SBV (Schweizerischer Bankverein)
  (Namen) ...........................            1,546                305,522
  Sandoz AG, Basel  .................              755                878,420
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost $2,458,663) .................                               5,015,698
                                                                  --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs (Cost $6,376)  .......                                   6,227
                                                                  --------------
TOTAL -- SWITZERLAND
  (Cost $2,465,039) .................                               5,021,925
                                                                  --------------
NETHERLANDS -- (5.1%)
COMMON STOCKS -- (5.1%)
  ABN AMRO Holding NV  ..............            1,447                 93,753
  Aegon NV  .........................              929                 52,324
  Heineken NV  ......................              200                 35,905
  Ing Groep NV  .....................           20,196                707,563
  Philips Electronics NV  ...........            1,100                 44,472
  Polygram NV  ......................              600                 28,921
  Royal Dutch Petroleum Co.,
   Den Haag .........................           13,300              2,243,410
  Unilever NV  ......................            4,800                830,812
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost $2,273,707) .................                               4,037,160
                                                                  --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Netherlands Guilder (Cost $47)  ...                                      47
                                                                  --------------
TOTAL -- NETHERLANDS
  (Cost $2,273,754) .................                               4,037,207
                                                                  --------------
HONG KONG -- (4.3%)
COMMON STOCKS -- (4.3%)
  Cathay Pacific Airways, Ltd.  .....           61,000                100,608
  China Light & Power Co., Ltd.  ....           35,500                152,461
  Citic Pacific, Ltd.  ..............           24,000                125,115
  Hang Seng Bank, Ltd.  .............           39,000                470,442
  Henderson Land Development Co.,
   Ltd. .............................           18,000                181,036
  Hong Kong Telecommunications, Ltd.           225,200                390,360
  HongKong Electric Holdings, Ltd.  .           30,500                 97,846
  Hutchison Whampoa, Ltd.  ..........           73,000                564,226

                                                Shares                 Value+
                                               ---------          -------------
  New World Development Co. Ltd  ....           31,000             $  209,527
  Sung Hungkai Properties, Ltd.  ....           47,000                583,662
  Swire Pacific, Ltd. Series A  .....           27,000                255,837
  Wharf Holdings, Ltd.  .............           41,000                212,147
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost $2,595,636) .................                               3,343,267
                                                                  --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars (Cost $17,039)  .                                  17,036
                                                                  --------------
TOTAL -- HONG KONG
  (Cost $2,612,675) .................                               3,360,303
                                                                  --------------
AUSTRALIA -- (3.4%)
COMMON STOCKS -- (3.4%)
  Amcor, Ltd.  ......................           12,538                 77,335
  Australia & New Zealand Banking
  Group Ltd .........................           28,625                188,223
  Boral Ltd  ........................           22,543                 58,962
  Brambles Industries, Ltd.  ........            3,950                 69,197
  Broken Hill Proprietary Co., Ltd.             38,518                565,550
  CRA, Ltd.  ........................           12,510                209,062
  Coca-Cola Amatil, Ltd.  ...........            4,988                 56,412
  Coles Myer, Ltd.  .................           20,899                 78,161
  Commonwealth Bank of Australia  ...           10,388                101,401
 #Csr Ltd.  .........................           16,243                 53,204
  Fosters Brewing Group, Ltd.  ......           34,148                 63,717
  Mim Holdings  .....................           48,036                 68,495
 #National Australia Bank  ..........           34,321                427,861
  News Corp., Ltd.  .................           19,448                103,635
  Pacific Dunlop, Ltd.  .............           19,238                 44,204
  Western Mining Corp. Holdings,
   Ltd. .............................           29,471                187,302
  Westpac Banking Corp.  ............           49,144                294,314
  Woodside Petroleum, Ltd.  .........            6,666                 46,874
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost $1,754,497) .................                               2,693,909
                                                                  --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australia Dollar (Cost $10,873)  ..                                  11,200
                                                                  --------------
TOTAL -- AUSTRALIA
  (Cost $1,765,370) .................                               2,705,109
                                                                  --------------
ITALY -- (3.1%)
COMMON STOCKS -- (3.1%)
  Alleanza Assicurazioni SpA  .......           12,375                 93,641
  Alleanza Assicurazioni SpA (Risp)                113                    611
  Assicurazioni Generali SpA,
   Trieste ..........................           18,452                372,090
  Banca Commerciale Italiana SpA  ...           34,000                 62,493
 *Banca Nazionale dell'Agricoltura
  SpA ...............................            3,000                  1,993
 *Banca di Roma  ....................           66,500                 61,114
  Banco Ambrosiano Veneto SpA  ......           12,000                 26,737
 *Campart SpA  ......................           38,769                 15,405
 #Credito Italiano  .................           39,000                 42,803
  Fiat SpA  .........................           69,000                202,095
 *Gemina SpA, Milano  ...............           20,000                 10,301
  Ifil Finanziaria Partecipazioni
   SpA, Torino ......................            8,000                 23,537
 *Istituto Bancario San Paolo Torino
   SpA ..............................           18,500                116,198
  Istituto Mobiliare Italiano IMI
   SpA ..............................           13,500                113,668
  Italcementi Fabbriche Riunite
  Cemento SpA, Bergamo ..............            1,500                  8,782
  La Fondiara Assicurazioni SpA  ....            4,200                 16,328

THE LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED
                                                Shares                Value+
                                               ---------          --------------
 *Montedison SpA  ...................           73,260             $   52,021
 #RAS SpA (Riunione Adriatica di
   Sicurta) .........................            7,465                 74,033
  RAS SpA (Riunione Adriatica di
   Sicurta) (Risp) ..................              371                  1,965
  SAI SpA (Sta Assicuratrice
  Industriale SpA) ..................            2,000                 17,461
 #Sirti SpA  ........................            4,000                 24,251
  Stet SpA Station Finanziaria
   Telefonica Torino ................           86,000                366,175
  Telecom Italia Mobile SpA  ........          134,740                317,586
  Telecom Italia SpA  ...............          163,740                386,481
 #Toro Assicurazioni Cia Anonima
   d'Assicurazione di Torino SpA ....            1,000                 14,083
                                                                  --------------
TOTAL COMMON STOCKS (Cost
  $1,825,600) .......................                               2,421,852
                                                                  --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Italian Lira (Cost $5,113)  .......                                   5,110
                                                                  --------------
TOTAL -- ITALY (Cost $1,830,713)  ...                               2,426,962
                                                                  --------------
SWEDEN -- (2.9%)
COMMON STOCKS -- (2.9%)
 *AGA AB Series A  ..................            2,900                 44,924
 *AGA AB Series B  ..................            2,500                 38,169
  Asea AB Series A  .................            1,300                150,458
  Asea AB Series B  .................              500                 57,496
  Astra AB Series A  ................           11,200                537,186
  Astra AB Series B  ................            2,300                108,088
 *Diligentia AB  ....................            1,030                 16,493
 *Naeckebro AB  .....................              420                  7,570
  Sandvik AB Series A  ..............            3,200                 78,648
  Sandvik AB Series B  ..............            1,300                 31,951
  Skandinaviska Enskilda Banken
   Series A .........................           10,300                 95,889
  Skanska/Frueher AB Skanska
   Cementgjuteriet Series B .........            2,400                106,174
  Svenska Handelsbanken Series A  ...            4,200                115,111
 *Swedish Match AB (Frueher Svenska
   Taendsticks AB) ..................            8,800                 28,837
  Sydkraft AB Series C  .............            2,400                 47,546
 *Telefon AB L.M. Ericsson Series A              1,500                 47,591
  Telefon AB L.M. Ericsson Series B             18,300                564,251
  Volvo AB Series A  ................            2,200                 48,172
  Volvo AB Series B  ................            6,600                145,006
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost $1,726,896) .................                               2,269,560
                                                                  --------------

                                                Shares                 Value+
                                               ---------          -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona (Cost $2,020)  ......                              $    1,983
                                                                  --------------
TOTAL -- SWEDEN
  (Cost $1,728,916) .................                               2,271,543
                                                                  --------------
SPAIN -- (2.3%)
COMMON STOCKS -- (2.3%)
  Banco Bilbao Vizcaya SA  ..........            4,400                222,462
  Banco Popular Espanol SA  .........              500                 96,874
  Banco Santander SA  ...............            3,100                167,981
  Empresa Nacional de Electricidad
   SA ...............................            5,100                344,462
  Gas Natural SDG SA  ...............              700                145,187
  Iberdrola SA  .....................           18,200                210,027
  Repsol SA  ........................            5,900                218,375
 *Telefonica de Espana SA  ..........           18,500                405,558
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost $1,574,521) .................                               1,810,926
                                                                  --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Spanish Peseta (Cost $130)  .......                                   6,035
                                                                  --------------
TOTAL -- SPAIN (Cost $1,580,666)  ...                               1,816,961
                                                                  --------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Millennium Chemicals, Inc.
  (Cost $53,343) ....................            1,583                 32,651
                                                                  --------------
                                                 Face
                                                Amount                Value+
                                              ---------           --------------
                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.7%)
 Repurchase Agreement, PNC
  Securities Corp. 5.45%, 12/02/96
  (Collateralized by U.S. Treasury
  Bills 4.93%, 01/16/97) (Cost
  $538,000) .........................            $538              $   538,000
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $57,880,803)++ ....................                              $78,712,937
                                                                  ==============


------
+See Note B to Financial Statements.
++The cost for federal income tax purposes is $58,409,912
* Non-Income Producing Securities
#Securities on Loan


                See accompanying Notes to Financial Statements

                           SCHEDULE OF INVESTMENTS

               THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                              NOVEMBER 30, 1996

                                               Shares                 Value+
                                            ------------           -------------
JAPAN -- (36.1%)
COMMON STOCKS -- (34.7%)
 *ASK Corp., Yokohama  ................        13,000              $   52,777
  Aica Kogyo Co., Ltd.  ...............        75,000                 434,315
  Aichi Corp.  ........................       126,500               1,111,599
 *Amada Wasino Co., Ltd.  .............       300,000                 941,125
  Ando Corp.  .........................       294,000               1,252,988
  Araya Industrial Co., Ltd.  .........       194,000                 687,012
  Asahi Kogyosha Co., Ltd.  ...........       114,000                 646,134
  Asanuma Corp.  ......................       288,000               1,321,054
  Bank of Okinawa, Ltd.  ..............        35,700               1,336,397
  Bank of the Ryukyus, Ltd.  ..........        36,300               1,266,353
  Bunka Shutter Co., Ltd.  ............       110,000                 723,989
  Cabin Co., Ltd.  ....................       164,000                 765,237
  Calpis Food Industry Co., Ltd.  .....        71,000                 462,935
 *Central Finance Co., Ltd.  ..........       289,000                 985,343
*#Chisan Tokan Co., Ltd.  .............       165,000                 572,715
 #Chugoku Marine Paints, Ltd.  ........        21,000                  89,499
  Chuo Spring Co., Ltd., Nagoya  ......       222,000               1,219,244
  Dai Nippon Construction  ............       186,000                 982,302
  Dai-Ichi Hotel, Ltd., Tokyo  ........       121,000                 733,656
*#Dai-Ichi Katei Denki Co., Ltd.  .....       225,000                 925,308
 #Dai-Ichi Kogyo Seiyaku Co., Ltd.  ...         9,000                  48,163
 #Daidoh, Ltd.  .......................       135,000                 978,691
 #Daiichi Cement Co., Ltd.  ...........        77,000                 368,084
 #Descente, Ltd.  .....................       139,000                 786,608
 *Dijet Industrial Co., Ltd.  .........        10,000                  33,216
  Eagle Industry Co., Ltd.  ...........        35,000                 272,188
 #Fujirebio, Inc.  ....................       144,000               1,140,105
  Fukuda Corp.  .......................       151,000               1,121,221
 #Gastec Service, Inc.  ...............        98,000                 608,840
*#Graphtec Corp.  .....................        99,000                 691,608
  Gun-Ei Chemical Industry Co., Ltd.  .       128,000                 529,772
 *Gunze Sangyo, Inc., Tokyo  ..........       222,000                 877,856
  Harima Chemicals, Inc.  .............        83,000                 736,643
 #Hisaka Works, Ltd.  .................       101,000                 994,025
  Hisamitsu Pharmaceutical Co., Inc.  .        58,000                 486,731
 #Hochiki Corp.  ......................         9,000                  61,529
  Hokkai Can Co., Ltd., Tokyo  ........       216,000               1,419,754
 #Hokkaido Gas Co., Ltd.  .............         8,000                  33,392
 #Hokko Chemical Industry Co., Ltd.  ..        12,000                  65,905
  Hokuriku Electrical Construction
   Co., Ltd. ..........................        81,000                 489,701
 #Horiba, Ltd.  .......................       101,000               1,189,279
  Ichikawa Co., Ltd.  .................       117,000                 485,272
  Idec Izumi Corp.  ...................       130,000               1,130,931
 #Ikegami Tsushinki Co., Ltd.  ........       129,000                 861,511
  Inabata and Co., Ltd., Osaka  .......       157,000               1,082,996
 #Intec, Inc.  ........................        21,000                 287,873
  Ishizuka Glass Co., Ltd.  ...........       119,000                 551,081
  Itoki Crebio Corp.  .................       118,000                 933,216
 #Iwasaki Electric Co., Ltd.  .........        21,000                  90,791
 #JMS Co., Ltd.  ......................       135,000                 848,199
  Japan Oil Transportation Co., Ltd.  .         8,000                  36,977
  Japan Transcity Corp.  ..............        14,000                  73,199
  Japan Vilene Co., Ltd.  .............       148,000                 771,213
  Joban Kosan Co., Ltd.  ..............        22,000                  97,241
*#Jujiya Co., Ltd.  ...................        12,000                  40,914
  Kamei Corp.  ........................       131,000               1,507,996
  Kanaden Corp.  ......................        11,000                  87,381

                                                Shares                 Value+
                                               ---------          -------------
 #Kanematsu Electronics, Ltd.  ........        73,000              $  631,213
 #Kansei Corp.  .......................       179,000               1,506,872
 #Kanto Auto Works, Ltd., Yokosuka  ...       161,000               1,222,355
  Kanto Bank, Ltd.  ...................        30,700                 847,083
 #Kanto Natural Gas Development Co.,
   Ltd. ...............................       198,000               1,578,084
 #Kasumi Co., Ltd.  ...................        43,000                 337,425
  Kato Works Co., Ltd.  ...............       201,000               1,137,469
  Kawada Industries, Inc.  ............       181,000               1,336,028
 *Kawashima Textile Manufacturers,
   Ltd. ................................      306,000                 924,991
 *Kawasho Corp.  ......................       414,000               1,466,098
  Kinseki, Ltd.  ......................       110,000               1,411,248
 *Kinsho-Mataichi Corp.  ..............        51,000                 168,058
*#Kioritz Corp.  ......................       237,000                 755,984
  Kita-Nippon Bank, Ltd.  .............        26,490               1,326,828
 #Kokune Corp.  .......................        99,000                 347,979
  Kokusai Kogyo Co., Ltd.  ............       118,000               1,337,610
  Komai Tekko, Inc.  ..................       126,000                 930,053
  Komatsu Forklift Co., Ltd., Tochigi          28,000                 177,399
 *Kyotaru Co., Ltd.  ..................       161,000                 919,596
  Kyowa Leather Cloth Co., Ltd.  ......        75,000                 698,594
 #Kyushu Bank, Ltd.  ..................       314,000               1,216,819
  Life Corp.  .........................        14,000                 123,023
  Magara Construction Co., Ltd.  ......        12,000                  55,677
  Maruwn Corp.  .......................        89,000                 484,886
  Matsui Construction Co., Ltd.  ......        90,000                 642,970
 #Matsuo Bridge Co., Ltd.  ............        70,000                 378,295
  Meito Sangyo Co., Ltd.  .............        90,000               1,178,383
 #Mitsuba Corp.  ......................        97,000                 963,181
  Mitsubishi Pencil Co., Ltd.  ........        41,000                 371,090
  Mitsuuroko Co., Ltd.  ...............        44,000                 308,928
 #Miyuki Keori Co., Ltd.  .............       124,000                 986,116
  Morita Fire Pump Manufacturing Co.,
   Ltd. ...............................       168,000                 934,482
 *Morozoff, Ltd., Osaka  ..............       119,000                 508,207
  Mory Industries, Inc.  ..............        12,000                  57,996
 *Mutoh Industries, Ltd.  .............       147,000                 755,668
  Mutow Co., Ltd.  ....................        89,000                 492,707
  Naigai Co., Ltd.  ...................       269,000               1,113,348
  Nakamuraya Co., Ltd.  ...............         8,000                  44,429
  Nakano Corp.  .......................       157,000                 558,743
  Neturen Co., Ltd., Tokyo  ...........       126,000                 809,367
  Nichia Steel Works, Ltd.  ...........       142,000                 964,552
 *Nichimo Co., Ltd.  ..................       127,000                 484,341
  Nichimo Corp.  ......................       209,000                 841,142
  Nihon Kohden Corp.  .................       160,000               1,282,250
 #Nihon Matai Co., Ltd.  ..............       119,000                 669,244
 #Nihon Parkerizing Co., Ltd.  ........       228,000               1,222,144
  Nihon Tokushu Toryo Co., Ltd.  ......        79,000                 348,489
  Niigata Chuo Bank, Ltd.  ............       321,000                 902,636
  Nikko Co., Ltd., Akashi  ............        82,000                 569,965
  Nippon Chemiphar Co., Ltd.  .........       115,000                 643,717
 #Nippon Conlux Co., Ltd.  ............        78,000                 712,830
*#Nippon Conveyor Co., Ltd.  ..........        52,000                 246,292
  Nippon Hume Pipe Co., Ltd.  .........        95,000                 551,801
  Nippon Synthetic Chemical Industry
   Co., Ltd. ...........................       28,000                 134,833
  Nippon Valqua Industries, Ltd.  .....       294,000               1,167,733
  Nittoc Construction Co., Ltd.  ......       147,000               1,088,937

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED
                                             Shares                 Value+
                                          ------------          -------------
  Obayashi Road Corp.  ................      152,000              $  874,868
 #Ohki Corp.  .........................      168,000                 804,569
  Okabe Co., Ltd.  ....................       98,000                 843,937
 *Oki Electric Cable Co., Ltd.  .......       10,000                  45,694
  Okura Industrial Co., Ltd.  .........      222,000               1,316,784
 *Ono Sokki Co., Ltd.  ................        9,000                  58,128
  Pacific Industrial Co., Ltd.  .......      187,000                 870,914
 #Parco Co., Ltd.  ....................       28,000                 258,348
 #Pokka Corp.  ........................      110,000               1,014,938
  Renown Look, Inc.  ..................      114,000                 673,181
  Rheon Automatic Machinery Co., Ltd.         93,000                 735,501
 *Rhythm Watch Co., Ltd.  .............      120,000                 420,738
  Ryoden Trading Co., Ltd.  ...........      170,000               1,266,784
  S.T. Chemical Co., Ltd.  ............      115,000                 933,743
  Sagami Co., Ltd.  ...................      141,000                 944,130
  Sakai Chemical Industry Co., Ltd.  ..        4,000                  20,422
  Sakai Heavy Industries, Ltd.  .......       43,000                 279,613
  Sankei Building Co., Ltd.  ..........       18,000                 152,478
  Sanyo Industries, Ltd., Tokyo  ......      121,000                 611,380
  Sata Construction Co., Ltd., Gumma  .      134,000                 612,302
  Sato Shoji Corp.  ...................       49,000                 327,241
 *Seikitokyu Industries Co., Ltd.  ....      211,000                 769,464
 *Seiren Co., Ltd.  ...................      196,000               1,136,731
  Sekisui Plastics Co., Ltd.  .........      112,000                 551,142
  Shibuya Kogyo Co., Ltd.  ............       61,000                 825,483
  Shin Nippon Air Technologies Co.,
   Ltd. ...............................       81,200               1,063,159
 #Shinko Shoji Co., Ltd.  .............       80,000               1,012,302
  Sintokogio, Ltd., Nagoya  ...........       99,000                 829,930
  Soda Nikka Co., Ltd.  ...............       82,000                 438,822
 #Sotetsu Rosen Co., Ltd.  ............        5,000                  36,467
  Star Micronics Co., Ltd.  ...........       32,000                 228,049
  Sumisho Computer Systems Corp.  .....       86,000               1,224,253
 *Sumitomo Corporation's Leasing, Ltd.        85,000                 385,413
 #Sumitomo Precision Products Co.,
   Ltd., Amagasaki City ...............       16,000                 127,241
  Sun Telephone Co., Ltd.  ............      157,000               1,005,738
 *Suzutan Co., Ltd.  ..................      154,000                 626,555
  Tada Construction Co., Ltd.  ........      136,000                 503,128
 *Taiheiyo Bank, Ltd.  ................      150,000                   1,318
  Taiheiyo Securities Co., Ltd.  ......      368,000               1,248,225
 #Taisei Prefab Construction Co., Ltd.       242,000               1,263,163
 *Taka-Q Co., Ltd.  ...................      196,000                 649,315
  Takada Kiko Co., Ltd.  ..............       73,000                 609,402
  Takara Co., Ltd.  ...................       97,000                 721,960
  Takiron Co., Ltd.  ..................      277,000               1,504,271
  Tamura Corp.  .......................       21,000                 123,638
 #Tasaki Shinju Co., Ltd.  ............      130,000               1,042,970
 *Tayca Corp.  ........................      169,000                 519,772
  Teikoku Hormone Manufacturing Co.,
   Ltd. ...............................       76,000                 941,652
  Teikoku Tsushin Kogyo Co., Ltd.  ....       13,000                  76,538
 *Titan Kogyo Kabushiki Kaisha  .......       86,000                 405,062
 *Toa Wool Spinning & Weaving Co.,
  Ltd. ................................      185,000                 549,473
  Tobu Store Co., Ltd.  ...............      168,000               1,071,775
  Tochigi Fuji Industrial Co., Ltd.  ..      125,000                 782,074
 #Toda Kogyo Corp.  ...................      156,000               1,124,077
  Tohto Suisan Co., Ltd.  .............      135,000                 549,253
 *Tokai Maruman Securities Co., Ltd.  .      100,000                 456,942
*#Tokai Senko K.K. Nagoya  ............      118,000                 510,158

                                              Shares                 Value+
                                             ---------          -------------
  Tokushu Paper Manufacturing Co.,
   Ltd. ...............................       42,000                 342,127
 #Tokuyo City Bank, Ltd.  .............      275,000                 444,640
  Tokyo Denki Komusho Co., Ltd.  ......      128,000               1,001,054
 *Tokyo Nissan Auto Sales Co., Ltd.  ..       34,000                 191,810
 *Tokyo Tekko Co., Ltd.  ..............      161,000                 738,506
 *Tokyu Tourist Corp.  ................       54,000                 180,791
  Topcon Corp.  .......................       93,000                 739,587
  Topre Corp.  ........................      184,000               1,398,595
  Torishima Pump Manufacturing Co.,
   Ltd., Osaka .........................      93,000                 740,404
  Totenko Co., Ltd.  ..................       83,000                 425,940
  Totetsu Kogyo Co., Ltd.  ............       85,000                 416,784
  Toyo Information System Co., Ltd.  ..       95,000               1,076,890
 *Toyo Securities Co., Ltd.  ..........      267,000                 884,525
 #Toyoda Boshoku Corp.  ...............       71,000                 258,295
  Tsudakoma Corp.  ....................      237,000               1,330,783
  Tsugami Corp.  ......................      224,000                 757,821
  Tsurumi Manufacturing Co., Ltd.  ....        7,000                  70,123
  Uchida Yoko Co., Ltd.  ..............      202,000               1,077,453
  Ueki Corp.  .........................      113,000                 487,548
  Yahagi Construction Co., Ltd.  ......      130,000                 901,319
  Yamato International, Inc.  .........       72,000                 313,814
  Yokohama Reito Co., Ltd.  ...........        8,000                  89,982
  Yomeishu Seizo Co., Ltd.  ...........        9,000                  72,047
  Yondenko Corp.  .....................      133,000               1,192,092
                                                                 -------------
TOTAL COMMON STOCKS
  (Cost $149,649,180) .................                          134,319,810
                                                                 -------------
INVESTMENT IN CURRENCY -- (1.4%)
 *Japanese Yen (Cost $5,563,265)  .....                            5,505,865
                                                                 -------------
TOTAL -- JAPAN
  (Cost $155,212,445) .................                          139,825,675
                                                                 -------------
UNITED KINGDOM -- (18.9%)
COMMON STOCKS -- (18.4%)
  600 Group P.L.C.  ...................       44,000                 175,665
  ABI Leisure Group P.L.C.  ...........       65,000                  89,051
  APTA Healthcare P.L.C.  .............      108,000                  30,409
  APV P.L.C.  .........................      386,881                 478,005
  ASDA Property Holdings P.L.C.  ......      111,000                 306,942
  ASW Holdings P.L.C.  ................      404,000                 247,880
  Abbeycrest P.L.C.  ..................       70,000                 186,507
  Acatos & Hutcheson P.L.C.  ..........       60,404                 280,248
  Adam & Harvey Group P.L.C.  .........        8,000                  42,361
  Adscene Group P.L.C.  ...............       60,000                 159,863
  Adwest Group P.L.C.  ................      150,000                 361,835
  Airflow Streamlines P.L.C.  .........       19,305                  61,009
  Alexanders Holdings P.L.C.  .........       71,000                  14,919
  Alexandra Workwear P.L.C.  ..........       46,000                  63,021
  Allders P.L.C.  .....................      167,000                 422,494
  Allied London Properties P.L.C.  ....      183,000                 224,565
  Allied Textile Companies P.L.C.  ....      102,000                 325,778
  Amec P.L.C.  ........................      288,571                 472,961
  Amstrad P.L.C.  .....................      196,000                 504,098
  Anglo Eastern Plantations P.L.C.  ...       57,195                 110,086
  Apollo Metals P.L.C.  ...............       20,000                  44,042
  Appleyard Group P.L.C.  .............      139,000                 178,749
  Applied Distribution Group P.L.C.  ..       48,000                  23,803
  Arcadian International P.L.C.  ......       80,000                  61,188
  Arlen P.L.C.  .......................      100,000                  82,369
 *Ascot Holdings P.L.C.  ..............       52,000                 284,089
  Associated Nursing Services P.L.C.  .       35,000                  86,782
  Austin Reed Group P.L.C.  ...........       55,000                 199,703

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED
                                              Shares                 Value+
                                            ------------          -------------
  Avesco P.L.C.  ......................        24,000              $  124,461
  Avon Rubber P.L.C.  .................        26,973                 312,857
 *Avonside Group P.L.C.  ..............        75,000                  36,562
  BM Group P.L.C.  ....................       200,000                  92,455
  BSG International P.L.C.  ...........       552,500                 889,281
  BSM Group P.L.C.  ...................        50,000                 161,796
  Babcock International Group P.L.C.  .       300,000                 375,704
  Baggeridge Brick P.L.C.  ............        72,000                 134,951
  Baird (William) P.L.C.  .............       236,500                 771,260
  Baldwin P.L.C.  .....................        30,000                  65,559
  Bandt P.L.C.  .......................       326,334                 106,971
  Banks (Sidney C.) P.L.C.  ...........        37,000                 182,237
  Barcom P.L.C.  ......................        70,000                  58,835
  Bardon Group P.L.C.  ................       904,536                 482,767
  Barr & Wallace Arnold Trust P.L.C.  .        40,000                 148,264
  Barr Transport P.L.C.  ..............         7,500                  40,659
  Beales Hunter P.L.C.  ...............         6,000                  17,651
  Bellway P.L.C.  .....................        50,000                 255,932
 *Bellwinch P.L.C.  ...................       240,000                  66,568
  Bentalls P.L.C.  ....................       102,000                 220,329
  Bett Brothers P.L.C.  ...............        14,000                  40,831
  Bibby (J.) & Sons P.L.C.  ...........       204,000                 466,377
  Bilton P.L.C.  ......................       205,000                 754,685
  Birkby P.L.C.  ......................        63,000                 197,509
 *Birse Group P.L.C.  .................       435,278                 149,999
  Black Arrow Group P.L.C.  ...........        35,000                  35,301
  Blagden Industries P.L.C.  ..........       168,000                 597,293
  Blockleys P.L.C.  ...................        45,000                  32,906
  Booker P.L.C.  ......................        27,048                 189,146
  Boot (Henry) & Sons P.L.C.  .........        50,000                 193,315
  Bourne End Properties P.L.C.  .......       245,042                 165,796
  Boustead P.L.C.  ....................        67,000                  18,583
  Brasway P.L.C.  .....................       100,000                  42,445
  Breedon P.L.C.  .....................        16,000                  24,879
  Bridon P.L.C.  ......................        99,000                 170,579
  Bridport-Gundry P.L.C.  .............        10,000                  21,937
 *Bridport-Gundry P.L.C. Issue 96  ....         7,500                  16,390
  Bristol Evening Post P.L.C.  ........        61,511                 444,620
 *British Building and Engineering
   Appliances, Ltd. ...................        20,000                  15,970
  British Dredging P.L.C.  ............        42,000                  85,428
  British Fittings Group P.L.C.  ......        76,000                 114,342
  British Mohair Holdings P.L.C.  .....        10,000                  18,659
 *Brown & Jackson P.L.C.  .............       600,000                 146,247
  Bruntcliffe Aggregates P.L.C.  ......        76,000                  26,190
  Bryant Group P.L.C.  ................       235,999                 533,581
  Budgens P.L.C.  .....................       223,000                 170,563
  Bullough P.L.C.  ....................       235,000                 278,500
  Burn Stewart Distillers P.L.C.  .....        65,000                  77,578
  Burndene Investments P.L.C.  ........       113,903                  60,313
  Burtonwood Brewery P.L.C.  ..........        29,580                  85,774
  CLS Holdings P.L.C.  ................       247,000                 465,032
  Cala P.L.C.  ........................       175,000                 289,762
 *Calderburn P.L.C.  ..................       150,000                  66,820
  Camas P.L.C.  .......................       399,000                 449,382
  Cape P.L.C.  ........................       225,000                 614,616
  Capital & Regional Properties P.L.C          64,000                 225,926
  Carclo Engineering Group P.L.C.  ....       100,000                 426,974
 *Carlisle Group P.L.C.  ..............       215,000                  37,045
  Carr's Milling Industries P.L.C.  ...        11,000                  58,062
  Cater Allen Holdings P.L.C.  ........        61,500                 391,299
 *Cathay International P.L.C.  ........       920,000                 266,775
  Charles Sidney P.L.C.  ..............        59,000                  78,351
  Chesterfield Properties P.L.C.  .....        27,000                 246,224
  Chime Communications P.L.C.  ........       100,000                  56,314

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED
                                              Shares                 Value+
                                           ------------          -------------
  Chloride Group P.L.C.  ..............       316,000             $   188,575
  Church & Co. P.L.C.  ................        24,000                 194,660
  Clarke, Nickolls & Coombs P.L.C.  ...       248,000                  32,309
  Clarkson (Horace) P.L.C.  ...........        59,305                 108,166
  Clinton Cards P.L.C.  ...............        31,000                  97,187
 *Clubhaus P.L.C.  ....................        18,200                  25,546
  Clyde Blowers P.L.C.  ...............         8,000                  41,016
 *Clyde Blowers P.L.C. Issue 96  ......         5,333                  27,343
  Clyde Petroleum P.L.C.  .............       780,000               1,048,944
  Colefax & Fowler Group P.L.C.  ......        96,000                 142,818
  Community Hospitals Group P.L.C.  ...        67,000                 374,485
  Concentric P.L.C.  ..................       100,000                 310,985
  Conrad Ritblat Group P.L.C.  ........        32,590                 126,003
  Cook (D.C.) Holdings, Ltd.  .........        50,000                  47,909
  Cook (William) P.L.C.  ..............        39,000                 211,756
  Cornwell Parker P.L.C.  .............        13,333                  36,646
  Cosalt P.L.C.  ......................        20,000                  72,451
 *Costain Group P.L.C.  ...............        73,000                  56,448
  Countryside Property P.L.C.  ........       129,660                 130,775
  Courtaulds Textiles P.L.C.  .........        89,000                 371,778
  Courts P.L.C.  ......................        50,000                 817,386
  Cradley Group Holdings P.L.C.  ......        38,466                  39,443
 *Cray Electronic Holdings P.L.C.  ....       800,000                 484,128
  Crest Nicholson P.L.C.  .............       310,000                 346,538
  Crest Packaging P.L.C.  .............        75,000                  91,404
  Crestacare P.L.C.  ..................       427,000                 181,241
  Cropper (James) P.L.C.  .............        14,000                  81,898
  Cussins Property Group P.L.C.  ......        25,000                  28,997
  DRS Data Research Services P.L.C  ...        51,000                  21,004
  Daejan Holdings P.L.C.  .............        27,000                 583,223
  Dagenham Motors Group P.L.C.  .......        41,000                  66,164
  Dawson Group P.L.C.  ................        68,000                 180,035
  Dawson International P.L.C.  ........       590,000                 565,320
  Debenham Tewson & Chinnocks Holdings
   P.L.C. ..............................       42,423                  43,144
  Delyn Group P.L.C. .  ...............        18,000                  21,483
  Dencora P.L.C.  .....................        20,000                  55,473
  Derwent Valley Holdings P.L.C.  .....        61,000                 450,155
  Development Securities P.L.C.  ......        70,000                 229,457
  Dixon Motors P.L.C.  ................        40,000                 165,747
  Dolphin Packaging P.L.C.  ...........        21,000                  69,719
  Domino Printing Sciences P.L.C.  ....        88,000                 466,713
  Dwyer Estates P.L.C.  ...............        50,000                  38,663
  EIS Group P.L.C.  ...................       192,400               1,114,197
  Eleco Holdings P.L.C.  ..............        68,900                  12,740
  Electronic Data Processing P.L.C.  ..        25,000                  27,106
  Emess P.L.C.  .......................       200,000                  85,731
  English & Overseas Properties P.L.C.         50,000                  17,230
  Etam P.L.C.  ........................        95,000                 213,193
  Eurodollar (Holdings) P.L.C.  .......        63,000                 126,025
  European Motor Holdings P.L.C.  .....       250,000                 378,225
  Evans Halshaw Holdings P.L.C.  ......        60,000                 239,543
  Evans of Leeds P.L.C.  ..............       210,000                 450,088
  Ewart P.L.C.  .......................        10,000                   9,161
  Ex-Lands Properties P.L.C.  .........       182,000                  39,772
  Excalibur Group P.L.C.  .............        75,000                  17,335
  Exco P.L.C.  ........................       200,000                 183,229
  Eyecare Products P.L.C.  ............        88,988                  44,129
  FII Group P.L.C.  ...................        20,000                  36,982
  Faber Prest P.L.C.  .................        24,000                 120,023
  Fenchurch P.L.C.  ...................       115,000                 112,123
  Fenner P.L.C.  ......................       175,000                 463,326
  Finlay (James) P.L.C.  ..............       180,000                 239,038
  Fiscal Properties P.L.C.  ...........        75,000                  73,124

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                              Shares                 Value+
                                           ------------          -------------
  Five Oaks Investments P.L.C.  .......       168,000              $ 74,132
  French (Thomas) & Sons P.L.C.  ......        17,000                17,289
  Friendly Hotels P.L.C.  .............        35,538                90,804
  Frogmore Estates P.L.C.  ............        81,039               709,740
  Frost Group P.L.C.  .................       196,000               466,209
  GEI International P.L.C.  ...........        50,000               100,860
  Galliford P.L.C.  ...................       160,000                49,758
  Geest P.L.C.  .......................        40,000               174,824
  Gent (S.R.) P.L.C.  .................        77,000                73,132
  Gerrard & National Holdings P.L.C.  .        63,450               289,047
  Gleeson (M.J.) Group P.L.C.  ........        14,300               211,176
  Goldsborough Healthcare P.L.C.  .....        86,000               206,007
  Grainger Trust, Ltd.  ...............        42,000               234,752
 *Greenwich Resources P.L.C.  .........       156,000                32,124
  Greycoat P.L.C.  ....................       232,000               637,637
  Hall Engineering (Holdings) P.L.C.  .        81,000               435,715
  Hamlet Group P.L.C.  ................        42,000                55,070
  Hampden Group P.L.C.  ...............        25,000                34,671
  Hampson Industries P.L.C.  ..........        67,620                76,727
  Hardy Oil & Gas P.L.C.  .............       169,000               805,392
  Hardys & Hansons P.L.C.  ............        72,500               360,743
  Harris (Philip) P.L.C.  .............        35,000               147,970
  Hartstone Group P.L.C.  .............     1,167,000               210,886
  Hazlewood Foods P.L.C.  .............       395,500               618,297
  Healthcall Group P.L.C.  ............        72,000                91,984
  Heath (C.E.) P.L.C.  ................       107,000               140,296
 *Helene P.L.C.  ......................       282,000                33,183
  Helical Bar P.L.C.  .................        23,000               150,786
  Hemingway Properties P.L.C.  ........       300,000               168,941
 *Hi-Tech Sports P.L.C.  ..............        61,000                39,478
 *Hickson International P.L.C.  .......       741,000               772,285
  Higgs & Hill P.L.C.  ................        87,000               110,416
  Hill & Smith Holdings P.L.C.  .......        56,639                69,027
 *Hollas Group P.L.C.  ................       100,000                10,506
  Holt (Joseph) P.L.C.  ...............         5,878               271,725
  Hopkinsons Group P.L.C.  ............       312,000               146,852
 *Horace Small Apparel P.L.C.  ........        48,000                72,619
  How Group P.L.C.  ...................        66,000                42,159
  Hunters Armley Group P.L.C.  ........        59,394                89,857
  Hunting P.L.C.  .....................       155,000               419,494
 *Huntingdon International Holdings
   P.L.C. .............................       107,000               169,974
  IAF Group P.L.C.  ...................        66,500               136,938
  Ibstock P.L.C.  .....................       733,000               788,591
  Iceland Group P.L.C.  ...............       416,000               559,437
  Independent Insurance Group P.L.C  ..        69,000               704,633
  Inveresk P.L.C.  ....................        20,000                47,236
  Ipeco Holdings P.L.C.  ..............        56,000                64,483
  JLI Group P.L.C.  ...................       114,000               116,897
  Jacobs (John I.) P.L.C.  ............       117,419               149,023
 *Jeyes Group P.L.C.  .................        39,000                81,621
  Johnson & Firth Brown P.L.C.  .......       275,511               383,243
  Johnson Group Cleaners P.L.C.  ......        37,000               168,554
  Johnston Group P.L.C.  ..............        14,000               110,610
  Jones & Shipman P.L.C.  .............        35,000                24,417
  Joseph (Leopold) Holdings P.L.C.  ...         9,000                70,350
  Kalamazoo Computer Group P.L.C.  ....        12,200                23,277
  Kelsey Industries P.L.C.  ...........         3,000                19,037
  Kenwood Appliances P.L.C.  ..........       100,000               370,661
  King & Shaxson Holdings P.L.C.  .....        17,000                52,439
  Kunick P.L.C.  ......................       299,000               111,833
  Laing (John) P.L.C.  ................        70,541               321,350
  Lambert Howarth Group P.L.C.  .......        15,073                29,138
  Leeds Group P.L.C.  .................        57,000               125,520
  Leigh Interests P.L.C.  .............       121,100               247,336

                                              Shares                 Value+
                                            ------------          -------------
  Lilleshall P.L.C.  ..................        29,000              $ 32,906
  Linton Park P.L.C.  .................        30,500               182,523
  London Industrial P.L.C.  ...........        30,000               173,479
  London Merchant Securities P.L.C.  ..       335,000               532,163
  Lookers P.L.C.  .....................        43,000                82,403
 *Lovell (Y.J.) Holdings P.L.C.  ......        29,000                 3,900
  M & W P.L.C.  .......................        10,000                18,743
  MS International P.L.C.  ............        49,000                20,180
  MTM P.L.C.  .........................        66,000               102,625
  Mackie International Group P.L.C.  ..         9,500                21,559
  Malaya Group P.L.C.  ................       250,000                50,430
  Mallett P.L.C.  .....................        25,000                32,359
  Manders P.L.C.  .....................        51,900               170,126
  Mansfield Brewery P.L.C.  ...........       151,000               824,951
  Marshalls P.L.C.  ...................       195,800               439,402
  Marston Thompson & Evershed P.L.C.  .       142,000               677,914
  Martin International Holdings P.L.C.         62,000                31,267
  Matthews (Bernard) P.L.C.  ..........       195,000               422,856
  Maunders (John) Group P.L.C.  .......        52,000               155,156
  McAlpine (Alfred) P.L.C.  ...........       101,000               222,413
  McCarthy & Stone P.L.C.  ............       155,000               246,224
 *McDonnell Information Systems Group
   P.L.C. .............................       138,000               90,471
  McKay Securities P.L.C.  ............        24,000               61,928
 *Mentmore Abbey P.L.C.  ..............        31,200               46,940
 *Merchant Retail Group P.L.C.  .......       153,000               57,868
  Merrydown P.L.C.  ...................        55,000               85,521
 *Micro Focus Group P.L.C.  ...........        19,500              296,654
  Mid-States P.L.C.  ..................        50,000               35,301
  Midland Independent Newspapers
  P.L.C. ..............................       217,000              479,681
  Moorfield Estates P.L.C.  ...........       220,000              112,795
  Morland & Co. P.L.C.  ...............        73,800              728,840
  Mowlem (John) & Co. P.L.C.  .........       402,744              781,950
  Mucklow (A & J) Group P.L.C.  .......       133,000              305,177
  NSM P.L.C.  .........................        84,000               24,711
  Neepsend P.L.C.  ....................        43,000               29,997
  Nightfreight P.L.C.  ................        75,000               81,318
  Nobo Group P.L.C.  ..................        14,000               22,475
  Norcor Holdings P.L.C.  .............        20,000               28,745
 *Norcros P.L.C.  .....................       262,000              385,369
  OGC International P.L.C.  ...........        10,000               13,028
 *OMI International P.L.C.  ...........        99,000               35,780
 *Oliver Group P.L.C.  ................        43,000               27,829
  PSIT P.L.C.  ........................       257,001              658,828
  Panther Securities P.L.C.  ..........        40,000               64,214
  Parkland Group P.L.C.  ..............        60,000              183,061
  Partridge Fine Arts P.L.C.  .........        33,000               41,605
  Paterson Zochonis P.L.C.  ...........        35,000              262,992
  Peel Holdings P.L.C.  ...............       115,000              821,588
  Perry Group P.L.C.  .................        59,000              188,936
  Persimmon P.L.C.  ...................        70,000              241,812
  Phoenix Timber Group P.L.C.  ........        76,623               21,253
  Photo-Me International P.L.C.  ......        94,000              189,617
  Pifco Holdings P.L.C.  ..............        10,000               47,572
  Pittards P.L.C.  ....................        39,000               46,875
 *Pittencrieff Resources P.L.C.  ......        54,394               37,489
  Plantation & General Investment
   P.L.C. ..............................       24,000               18,155
  Plysu P.L.C.  .......................       100,000              269,801
  Premier Consolidated Oilfields P.L.C      1,615,000              889,101
  Property Partnerships P.L.C.  .......        10,000               41,016
  Prowting P.L.C.  ....................       101,261              171,922
  QS Holdings P.L.C.  .................       102,000               66,013

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED
                                               Shares                 Value+
                                            ------------          -------------
 *Quadrant Group P.L.C.  ..............       118,000               $ 22,811
  Quality Care Homes P.L.C.  ..........        41,500                224,981
  Quality Software Products Holdings
   P.L.C. .............................        11,000                 43,454
  Quick Group P.L.C.  .................        71,732                177,858
  RCO Holdings P.L.C.  ................        20,000                 75,645
  REA Holdings P.L.C.  ................        39,384                188,683
  Raglan Property P.L.C.  .............       300,000                122,293
 *Raine P.L.C.  .......................       338,000                 78,124
  Ransom (William) & Son P.L.C.  ......        75,000                 68,081
  Rea Brothers Group P.L.C.  ..........        67,906                 70,202
  Readicut International P.L.C.  ......       305,810                226,189
  Record Holdings P.L.C.  .............        69,000                 65,534
  Ricardo Group P.L.C.  ...............        95,000                171,672
  Richards P.L.C.  ....................        62,000                 46,379
  Richardsons Westgarth P.L.C.  .......        24,000                 34,091
  Ropner P.L.C.  ......................        21,000                 40,067
  Roskel P.L.C.  ......................        12,000                 16,138
  Rowe Evans Investments P.L.C.  ......        66,400                121,106
  Royal Doulton P.L.C.  ...............        78,000                366,475
  Ruberoid P.L.C.  ....................       150,000                276,104
  Rugby Estates P.L.C.  ...............        16,000                 28,913
  Russell (Alexander) P.L.C.  .........        40,000                 64,214
  SEP Industrial Holdings P.L.C.  .....       170,000                147,172
  Saville (J.) Gordon Group P.L.C.  ...       150,000                134,900
  Savills P.L.C.  .....................        66,000                 95,968
  Scholl P.L.C.  ......................        20,000                100,356
  Scottish Metropolitan Property P.L.C        380,400                559,521
 *Seafield Resources P.L.C.  ..........        70,000                 68,837
  Shaftesbury P.L.C.  .................       150,000                402,179
  Sharpe & Fisher P.L.C.  .............        14,293                 50,456
  Sherwood Group P.L.C.  ..............       202,000                202,039
 *ShopRite Group P.L.C.  ..............       146,000                 46,631
  Sidlaw Group P.L.C.  ................        88,000                167,898
 *Signet Group P.L.C.  ................       438,700                188,051
  Silentnight Holdings P.L.C.  ........        40,000                198,358
  Simon Engineering P.L.C.  ...........       175,847                101,982
  Sinclair (William) Holdings P.L.C.  .        20,000                 66,736
  Sirdar P.L.C.  ......................        55,000                 72,115
  Sketchley P.L.C.  ...................        84,000                139,086
  Smart (J.) & Co. (Contractors) P.L.C          5,000                 16,810
  Smith (James) Estates P.L.C.  .......        50,000                 93,716
  Southend Property Holdings P.L.C.  ..       216,000                107,113
  Specialty Shops P.L.C.  .............        18,000                 32,225
 *Spring Ram Corp. P.L.C.  ............       846,888                192,189
  St. James Beach Hotels P.L.C.  ......        28,853                 67,903
  St. Modwen Properties P.L.C.  .......       166,000                175,799
  Stanley Leisure Organisation P.L.C.         152,932                656,835
  Stoddard Sekers International P.L.C          98,000                 28,417
  Stratagem Group P.L.C.  .............        47,000                 61,230
 *Tadpole Technology P.L.C.  ..........        20,000                 11,767
 *Tandem Group P.L.C.  ................        72,000                 10,288
  Tay Homes P.L.C.  ...................        92,000                173,984
  Telemetrix P.L.C.  ..................       126,000                131,320
  Tomkinsons P.L.C.  ..................        10,000                 36,982
  Tops Estates P.L.C.  ................        63,315                161,245
  Town Centre Securities P.L.C.  ......       240,000                338,890
  Trafford Park Estates P.L.C.  .......       102,721                213,252
  Transport Development Group P.L.C  ..       265,900                779,975
  Tring International Group P.L.C.  ...        60,000                 15,633
 *Ugland International Holdings P.L.C.
   Issue 96 ...........................       102,666                107,863
  Ugland International Holdings P.L.C          44,000                 48,816
  Union P.L.C.  .......................        50,000                 78,587
  United Industries P.L.C.  ...........        58,000                 51,186

                                              Shares                 Value+
                                           ------------          -------------
  Vardon P.L.C.  ......................       110,000             $  147,003
  Vaux Group P.L.C.  ..................        43,906                185,991
  Vert (Jacques) P.L.C.  ..............        20,000                 12,608
  Vibroplant P.L.C.  ..................       185,000                209,915
 *Villiers Group P.L.C.  ..............       167,000                 27,371
  Wainhomes P.L.C.  ...................        86,000                144,566
  Ward Holdings P.L.C.  ...............       145,000                 88,967
  Warner Estate Holdings P.L.C.  ......        99,000                316,196
  Warnford Investments P.L.C.  ........        12,000                 41,958
 *Wates City of London Properties
   P.L.C. .............................       281,099                401,647
  Watts, Blake, Bearne & Co. P.L.C.  ..        53,000                385,327
  Westbury P.L.C.  ....................       127,050                482,671
  Westminster Health Care Holdings
   P.L.C. .............................        37,500                175,559
  Wew Group  ..........................       217,000                 94,842
  Whessoe P.L.C.  .....................        80,000                127,756
  Wholesale Fittings P.L.C.  ..........        15,000                119,771
  Wilson (Connolly) Holdings P.L.C.  ..       238,400                595,114
  Wilson Bowden P.L.C.  ...............        39,700                298,642
  Wintrust P.L.C.  ....................        24,000                128,092
  Wyevale Garden Centres P.L.C.  ......        50,000                197,518
  Yorklyde P.L.C.  ....................        14,000                 44,715
  Yorkshire Chemicals P.L.C.  .........       107,500                413,819
  Yorkshire Food Group P.L.C.  ........        70,000                 20,004
  Young & Co's Brewery P.L.C.
   Class A .............................        5,000                 51,481
  Young (H.) Holdings P.L.C.  .........        29,000                 64,105
                                                                 -------------
TOTAL COMMON STOCKS
  (Cost $66,082,364) ..................                           71,283,231
                                                                 -------------
INVESTMENT IN CURRENCY -- (0.5%)
 *British Pound Sterling
  (Cost $1,702,583) ...................                            1,758,962
                                                                 -------------
RIGHTS/WARRANTS -- (0.0%)
 *Arcadian International P.L.C.
   Rights Open Expiration ..............       26,666                    784
 *Carlisle Group P.L.C. Warrants
   06/25/01 ............................       43,000                  3,795
                                                                 -------------
TOTAL RIGHTS/WARRANTS
  (Cost $0) ...........................                                4,579
                                                                  -------------
TOTAL -- UNITED KINGDOM
  (Cost $67,784,947) ..................                           73,046,772
                                                                 -------------
GERMANY -- (8.2%)
COMMON STOCKS -- (7.9%)
  Aachener und Muenchener
  Lebensversicherung AG ...............         1,333                598,614
  Ackermann
   Vermoegensverwaltungs AG ............        2,850                346,860
  BDAG Balcke-Duerr AG  ...............           870                140,706
 *Barmag AG  ..........................         5,600                521,185
  Bayerische Handelsbank AG  ..........           420                104,419
 *Bremer Woll-Kaemmerei AG  ...........         3,730                209,987
  Brillant AG  ........................           388                 70,454
 *DLW AG  .............................         7,200                468,597
  DSL Holding AG  .....................        11,550              1,285,421
  Deutsche Hypotheken Bank AG,
   Hannover/Berlin .....................        4,745              1,139,541
  Deutsche Kontinentale
   Rueckversicherungs AG ...............          415                 53,749
  Deutsche Verkehrs-Bank AG  ..........         1,908                226,005
 *Dierig Holding AG  ..................         1,250                 85,421
  Dyckerhoff & Widmann AG  ............        12,224              1,551,370

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                              Shares                  Value+
                                            ------------          -------------
  Escada AG  ..........................        4,559              $   759,586
 *Ex-Cell-O Holding AG  ...............          780                   86,046
  Felten & Guilleaume Energietechnik
   AG .................................        7,300                  807,680
  Flender (A. Friedrich) AG  ..........        7,832                  494,438
  Fuchs Petrolub AG Oel & Chemie  .....        3,517                  436,048
  Harpener AG  ........................        1,256                  212,535
  Heilit & Woerner Bau AG  ............        6,642                  559,804
*#Herlitz AG  .........................       11,135                1,253,729
 *Honsel-Werke AG  ....................        2,178                  116,944
 *Hutschenreuther AG  .................        1,978                  128,734
  Iwka AG  ............................        3,900                  861,731
  KM Europa Metal AG  .................       11,005                  888,852
  KM Europa Metal AG Em 95  ...........        1,484                  110,105
 *KSB AG  .............................        3,445                  488,780
 *Kaufhalle AG  .......................       12,007                1,312,838
 *Kaufring AG  ........................        9,600                  493,589
 *Kloeckner-Werke AG  .................       10,500                  382,688
 *Leffers AG, Bielefeld  ..............        1,875                  333,144
  Lehnkering-Montan-Transport AG  .....          480                   63,261
  Leonische Drahtwerke AG  ............          150                   43,833
 *Linotype-Hell AG  ...................        6,900                  574,813
  Mauser Waldeck AG  ..................        1,151                  123,602
 *Mueller-Weingarten AG  ..............          389                   69,623
 *Neue Baumwoll-Spinnerei und Weberei
   Hof AG .............................        1,473                   47,167
  Norddeutsche Steingutfabrik AG  .....          715                   11,122
  Nuernberger Hypothekenbank AG  ......        1,486                  415,867
 *Orenstein & Koppel AG  ..............       13,550                  251,334
 *Otto Reichelt AG  ...................        9,538                  145,879
  Phoenix AG, Hamburg  ................       18,540                  222,021
  Rheinboden Hypothekenbank AG  .......        3,900                  634,559
  Rheinmetall Berlin AG  ..............        9,450                1,193,166
 *Rosenthal AG  .......................        2,782                  201,883
  Salamander AG, Kornwesteim  .........       10,449                1,054,081
 *Sinn AG  ............................        2,340                  441,653
  Sixt AG  ............................          650                  236,902
  Stern-Brauerei Carl Funke AG  .......          300                   16,206
  Stoehr & Co. AG  ....................        3,507                  351,499
 *Strabag AG  .........................       12,400                  968,838
  Sueddeutsche Bodencreditbank AG  ....        4,002                1,062,685
 *Triton-Belco AG, Hamburg  ...........        1,907                  107,979
 *Tucher Braeu AG  ....................        1,047                   59,420
 *Varta AG  ...........................        5,611                1,073,631
  Verseidag AG  .......................        1,205                   92,149
  Voegele (Joseph) AG  ................        1,259                  181,906
  WMF (Wuerttembergische
   Metallwarenfabrik AG) ..............        5,272                  844,069
  Walter Bau AG  ......................        4,427                  654,038
 *Wanderer-Werke AG  ..................          200                   17,826
  Weru AG  ............................          950                  388,285
  Westag & Getalit  ...................        1,520                  318,542
  Wuerttembergische AG  ...............        2,474                1,690,661
 *Zanders Feinpapiere AG  .............        8,193                  522,560
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $35,416,799) ..................                            30,610,660
                                                                  -------------
INVESTMENT IN CURRENCY -- (0.3%)
 *German Marks (Cost $1,290,660)  .....                             1,282,268
                                                                  -------------
TOTAL -- GERMANY
  (Cost $36,707,459) ..................                            31,892,928
                                                                  -------------
FRANCE -- (6.9%)
COMMON STOCKS -- (6.6%)
                                              Shares                 Value+
                                           ------------          -------------
  Agricole de la Crau  ................          200              $    19,307
  Airfeu SA  ..........................          690                   20,485
  Alain Manoukian SA  .................        4,249                   68,443
  Arbel SA  ...........................        1,583                   29,441
  Bains de Mer et du Cercle des
   Etrangers a Monaco .................        4,342                  400,851
  Bazar de l'Hotel de Ville SA  .......        6,375                  598,305
 *Burelle SA  .........................        7,475                  360,077
  CCMX  ...............................        6,126                   50,454
 *CFPI (Cie Francaise, de Produits
   Industriels SA) ....................        4,750                  292,042
  Caisse Regionale de Credit Agricole
  Mutuel de la Brie ...................        3,944                  255,933
  Caoutchoucs de Padang  ..............        1,240                  273,128
  Cofigeo (Cie Financiere Geo)  .......          205                   49,120
 *Compagnie Financiere pour
   l'Immobilier d'Enterprise Fidei ....       12,787                   76,658
  Conflandey SA  ......................        1,046                   50,086
  Continentale d'Entreprises SA  ......        6,284                  219,657
 *Continentale d'Equipements
   Electriques ........................        1,300                   44,072
  DMC (Dollfus Mieg et Cie)  ..........       26,200                  579,602
 *Desquenne et Giral SA  ..............        2,761                   45,479
 *Devanlay SA  ........................        5,100                  449,339
  Dietrich et Cie  ....................       22,475                  920,782
  Financiere Moncey SA  ...............          642                  329,546
  Fonciere du Chateau d'Eau de Paris  .       12,000                  418,081
  Fonderies Franco Belge  .............          561                   59,904
  Francaise de Signalisation SA  ......        3,757                   74,766
  Francaise des Ferrailles  ...........        4,855                  311,516
  Frankoparis SA  .....................       22,850                  306,359
 *Galeries Lafayette SA  ..............        4,722                1,632,486
  Gantois Series  .....................          465                   96,188
  Gascogne SA  ........................        6,564                  570,783
 *Gel 2000 SA  ........................        4,551                   61,889
  Genefim-Societe Immobiliere pour le
   Commerce et l'Industrie SA ..........       9,854                  156,086
  Generale de Transport et d'Industrie         1,663                   73,897
  Gevelot  ............................        1,200                  229,841
  Groupe Zannier SA  ..................       18,461                  371,978
  Groupe du Louvre SA  ................       42,932                1,167,658
  ICBT Groupe SA  .....................        1,010                   38,690
  Immeubles de France  ................       25,189                1,514,910
  Immobanque  .........................        6,560                  797,855
  Immobiliere Complexes
  Commerciaux SA ......................        3,078                   64,850
  Intertechnique SA  ..................        4,014                  668,872
 *Lille-Bonnieres & Colombes  .........       10,590                  922,901
 *Locindus (Cie Financiere pour la
   Location d'Immeubles Industrials et
   Commerciaux) ........................       2,669                  393,628
  Maire (Henri)  ......................        1,252                   16,786
  Metal Deploye  ......................          300                   22,237
 *Mors  ...............................        9,078                   12,171
 *NAF NAF SA  .........................       26,500                  229,420
 *Nordon & Cie  .......................        1,200                   80,444
  PSB Industries SA  ..................        1,791                  116,290
 *Pier Import Europe SA  ..............        9,000                   66,539
  Plastic Omnium  .....................       10,600                  875,246
  Primisteres Reynoird SA  ............        3,622                  188,350
  Reunion (Banque de la)  .............          126                   28,381
 *Rochette  ...........................       98,374                  444,671
  Rougier SA  .........................        1,767                  114,393
 *Rouleau-Guichard SA  ................        1,561                  102,851

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                              Shares                  Value+
                                            ------------          -------------
  Rue Imperiale de Lyon  ..............        1,496              $ 1,369,637
 *SEDIVER (Societe Europeene
   d'Isolateurs en Verre et Composite).        5,560                   95,098
  SFIM (Societe de Fabrication
   d'Instruments de Mesure) ...........        2,721                  546,702
 *Sabeton  ............................        1,357                  187,656
  Salins du Midi & des Salines de
  l'Est ...............................        9,575                  815,553
  Securidev SA  .......................       11,150                  166,577
 *Selectibanque SA  ...................       34,189                  474,101
  Signaux et d'Equipements
   Electroniques SA ...................        5,124                  228,867
 *Societe Financiere Immobail SA  .....        7,015                  134,496
  Societe Financiere Interbail SA  ....       19,717                  811,942
  Societe d'Etudes et de Realizations
   pour les Industries du Bois Seribo .        3,175                  116,759
 *Sofco SA  ...........................        2,308                   22,324
  Taittinger SA  ......................        2,562                  704,170
  Teisseire France SA  ................          889                   28,265
 *Teleflex Lionel-Dupont  .............          500                    9,194
  Tivoly SA  ..........................        1,000                   25,666
  Touax SA  ...........................        1,425                   32,752
 *Trouvay et Cauvin SA  ...............        5,443                   91,638
  Vallourec (Usines a Tubes de
   Lorraine Escaut et Vallourec
  Reunies) ............................       31,210                1,698,287
 *Via Banque  .........................       20,308                  633,628
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $27,446,632) ..................                            25,557,036
                                                                  -------------
INVESTMENT IN CURRENCY -- (0.3%)
 *French Francs
  (Cost $998,991) .....................                               977,876
                                                                  -------------
RIGHTS/WARRANTS -- (0.0%)
 *Derichebourg Finances Warrants
  07/15/98 (Cost $57,964) .............        4,855                   41,845
                                                                  -------------
TOTAL -- FRANCE
  (Cost $28,503,587) ..................                            26,576,757
                                                                  -------------
NETHERLANDS -- (4.7%)
COMMON STOCKS -- (4.5%)
  ACF Holding NV (Certificate)  .......       36,671                  593,458
  Athlon Groep NV  ....................        6,810                  333,785
  Bam Groep NV  .......................       10,679                  591,557
  Beers NV  ...........................        6,330                  238,660
  Begemann Groep NV  ..................       32,400                  554,408
 *Beleggingsfonds Het
   Zonnespectrum NV ...................        6,600                   40,963
  Cindu International NV  .............        1,790                   98,637
  Crown Van Gelder NV  ................        5,724                  519,609
  Econosto NV  ........................       21,724                  393,149
  Gamma Holding NV  ...................       38,890                1,804,639
  Geveke NV  ..........................        2,357                   82,030
  Grand Hotel Krasnapopski NV  ........          945                  156,769
  Kas-Associatie NV  ..................       16,350                  720,766
  Koninklijke Ten Cate NV  ............       24,944                1,245,753
  Landre & Glinderman NV  .............        3,095                  105,381
  MacIntosh NV  .......................       39,710                  914,436
  NKF Holding NV  .....................       29,258                1,052,202
  Nagron Nationaal Grondbezit NV  .....          518                   47,714
  Nedlloyd Groep NV, Rotterdam  .......       88,800                2,256,055
  Norit NV  ...........................       69,168                  938,823

                                              Shares                 Value+
                                           ------------          -------------
  Polynorm NV  ........................        9,300               $  776,798
  Roto Smeets de Boer NV  .............       14,100                  603,585
  Sphinx NV  ..........................       36,562                  445,361
 *Textielgroep Twenthe NV  ............        1,200                   25,058
  Tulip Computers NV  .................       30,793                  307,216
  Ubbink NV  ..........................          900                   26,624
  Van Dorp Groep NV  ..................        7,550                  106,418
  Van der Giessen de Noord  ...........        7,250                  174,942
  Volker Stevin NV  ...................       18,605                1,683,515
  Vredestein NV  ......................       46,334                  575,144
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $16,243,323) ..................                            17,413,455
                                                                  -------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Netherlands Guilder
  (Cost $832,540) .....................                               829,436
                                                                  -------------
TOTAL -- NETHERLANDS
  (Cost $17,075,863) ..................                            18,242,891
                                                                  -------------
HONG KONG -- (4.1%)
COMMON STOCKS -- (4.0%)
 *Allied Group, Ltd.  .................    3,740,000                  391,876
 *Allied Industries International,
   Ltd. ................................     989,000                   80,599
  Allied Properties (Hong Kong), Ltd.      2,296,000                  362,347
 *Applied International Holdings, Ltd.       230,000                   13,389
 *Asia Commercial Holdings, Ltd.  .....    1,798,000                   28,608
 *Asia Securities International, Ltd.        708,000                  163,938
 #Asia Standard International Group,
   Ltd. ................................   1,614,000                  474,982
  Associated International Hotels,
   Ltd. ................................     438,000                  351,284
  Beauforte Investors Corp., Ltd.  ....       19,000                   31,951
  Burlingame International Co., Ltd.  .      330,000                   75,558
  CNT Group, Ltd.  ....................    1,428,000                  131,153
  Century City International Holdings,
   Ltd. ................................   1,827,008                  638,112
  Cheuk Nang Properties (Holdings),
   Ltd. ................................      89,000                   25,904
  Chevalier Construction Holdings,
   Ltd. ................................      42,857                    3,437
  Chevalier Development
  International, Ltd. .................      608,000                  112,469
  Chevalier International Holdings,
   Ltd. ................................     911,299                  159,143
 *China Aerospace International
  Holdings, Ltd. ......................    1,360,800                  356,461
  China Everbright International, Ltd.       275,000                   43,044
  China Foods Holdings, Ltd.  .........      704,000                  109,281
 *China Investments Holdings, Ltd.  ...      475,000                   48,541
  Chow Sang Sang Holdings
   International, Ltd. .................     342,000                  109,495
 *Chuang's China Investments, Inc.  ...    1,905,000                   87,481
  Chuang's Consortium International,
   Ltd. ................................   1,250,779                  187,686
 *Continental Mariner Investment Co.,
  Ltd. ................................      515,000                   94,599
  Crocodile Garments, Ltd.  ...........      752,000                   61,285
 *Culturecom Holdings, Ltd.  ..........    1,326,000                   42,711
  Dransfield Holdings, Ltd.  ..........      292,000                   20,397
  Dynamic Holdings, Ltd.  .............      134,000                   29,468
 *Emporer (China Concept)
   Investments, Ltd. ...................     330,000                   46,103
  Emporer International Holdings, Ltd.       424,000                  134,377

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED
                                                Shares                Value+
                                             ------------          -------------
 *Fairwood Holdings, Ltd.  ............         675,000              $ 41,039
  Far East Consortium International,
   Ltd. ...............................         949,815               174,470
 *Far East Holdings International,
   Ltd. ...............................         264,000                30,052
  Furama Hotel Enterprises, Ltd.  .....         155,029               268,726
 *Glynhill International, Ltd.  .......       1,112,000                94,938
  Grande Holdings, Ltd.  ..............         200,000                79,555
 #Great Wall Electronic International,
   Ltd. ...............................         839,547               119,462
 *Group Sense (International), Ltd.  ..         820,000                41,899
 *Hanny Holdings, Ltd.  ...............         353,700                50,787
  Harbour Centre Development, Ltd.  ...         230,000               336,201
 *Hong Kong Parkview Group, Ltd.  .....         648,000               215,846
  Hop Hing Holdings, Ltd.  ............         310,000                39,299
  Huey Tai International, Ltd.  .......         794,233               354,454
  Hwa Kay Thai Holdings, Ltd.  ........       1,225,600               110,979
  International Tak Cheung Holdings,
   Ltd. ...............................         260,145                92,542
  K Wah International Holdings, Ltd.  .         213,249                51,309
 *KTP Holdings, Ltd.  .................         920,000                38,678
 *Kader Holdings Co., Ltd.  ...........         470,000                57,150
  Keck Seng Investments
   (Hong Kong), Ltd. ..................          80,000                25,354
  King Fook Holdings, Ltd.  ...........         338,000                31,918
  Kwong Sang Hong International, Ltd.           738,000               310,265
  Lai Sun Garment (International),
   Ltd. ...............................         292,000               468,379
 *Lam Soon (Hong Kong), Ltd.  .........         591,000                99,386
 *Lam Soon Food Industries, Ltd.  .....         780,000                53,476
  Lane Crawford International, Ltd.
   Series A ...........................          63,000                97,794
  Laws International Holdings, Ltd.  ..         460,000                73,191
  Leefung-Asco Printers Holdings, Ltd.          128,000                14,240
 *Linkful International Holdings, Ltd.          582,000                28,985
  Lippo, Ltd.  ........................         534,000               366,108
  Liu Chong Hing Investment, Ltd.  ....         464,000               573,210
 *Luks Industrial Co., Ltd.  ..........         986,000               102,037
 *Magnificent Estates, Ltd.  ..........       2,742,600               117,076
 *Megga (S.) International Holdings,
   Ltd. ...............................         508,000                23,657
  Melbourne Enterprises, Ltd.  ........          30,500               220,943
  Min Xin Holdings, Ltd.  .............         360,000               176,961
  Mingly Corp., Ltd.  .................       2,314,000               853,101
  National Electronics Holdings, Ltd.         1,106,000                62,951
  Ocean-Land Development, Ltd.  .......          34,000                30,347
 #Onfem Holdings, Ltd.  ...............         342,000               145,993
 *Orient Telecom & Technology
   Holdings, Ltd. .....................          20,000                 7,373
  Pacific Concord Holding, Ltd.  ......       2,286,000               591,424
  Pokfulam Development Co., Ltd.  .....          92,000                66,645
 *Poly Investments Holdings, Ltd.  ....       1,428,000                65,577
  Prestige Properties Holdings, Ltd.  .         806,000               168,905
  Rivera Holdings, Ltd.  ..............       1,120,000                34,916
  Ryoden Development, Ltd.  ...........       1,100,000               313,046
  San Miguel Brewery Hong Kong, Ltd.  .         306,000               149,428
  Sea Holdings, Ltd.  .................         660,000               443,956
  Seapower Resources International,
   Ltd. ...............................         895,000               103,040
  Shaw Brothers Hong Kong, Ltd.  ......         158,000               200,298
  Shougang Concord Century
  Holdings, Ltd. ......................         528,000                44,396

  Shougang Concord International
  Enterprises Co., Ltd. ...............       1,344,000            $  212,104
 *Shun Ho Construction (Holdings),
  Ltd. ................................         453,600                68,652
  Silver Grant International
  Industries, Ltd. ....................         160,000                66,749
  Sincere Co., Ltd.  ..................         559,000                83,881
  Singamas Container Holdings, Ltd.  ..         360,000                25,147
  South China Holdings, Ltd.  .........          62,000                13,474
  South China Industries, Ltd.  .......         646,000                89,415
 #Starlight International Holdings,
  Ltd .................................         240,000                29,804
 #Stelux Holdings International, Ltd.         1,292,000               307,520
 *Sun Fook Kong Holdings, Ltd.  .......       1,018,000                57,942
  Swank International Manufacturing
  Co., Ltd. ...........................         226,000                36,836
  Tai Sang Land Development, Ltd.  ....         319,000               175,376
  Tak Sing Alliance Holdings, Ltd.  ...         107,467                42,748
  Tak Wing Investment Holdings, Ltd.  .         200,000                31,563
  Tern Properties Co., Ltd.  ..........         140,000                47,086
  Tian An China Investments Co., Ltd.           694,000                96,058
  Tian Teck Land, Ltd.  ...............         578,000               160,752
 *Top Form International, Ltd.  .......         494,000                20,129
  Tse Sui Luen Jewellry
  (International), Ltd. ...............         205,840                63,239
  USI Holdings, Ltd.  .................         355,999               146,212
  Uniworld Holdings, Ltd.  ............      24,240,000               109,746
  Winfoong International, Ltd.  .......         499,000                80,687
  Wing On Co. International, Ltd.  ....         347,000               428,671
  Wing Shan International, Ltd.  ......         298,000                39,320
  Winsor Industrial Corp., Ltd.  ......         110,000                26,040
 *Winsor Properties Holdings, Ltd.  ...          55,000                82,886
 *Wo Kee Hong (Holdings), Ltd.  .......         802,000                70,547
  Wong's International (Holdings), Ltd          186,000                59,550
  Yaohan International Holdings, Ltd.         1,206,000               132,605
  Yau Lee Holdings, Ltd.  .............         500,000                22,961
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $11,773,560) ..................                            15,505,141
                                                                  -------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Hong Kong Dollars
   (Cost $412,271) ....................                               412,301
                                                                  -------------
RIGHTS/WARRANTS -- (0.0%)
 *Asia Securities International, Ltd.
  Rights 12/13/96 .....................         354,000                24,270
                                                                  -------------
TOTAL -- HONG KONG
  (Cost $12,185,831) ..................                            15,941,712
                                                                  -------------
ITALY -- (3.5%)
COMMON STOCKS -- (3.5%)
*#Ansaldo Trasporti SpA  ..............         497,000               579,970
 #Attivita Immobiliari  ...............         310,000               343,306
 *Banca Nazionale dell'Agricoltura SpA        1,637,500             1,088,058
 #Banco di Chiavari e della Riviera
   Ligure SpA, Chiavari ...............         172,500               319,339
*#Banco di Napoli  ....................       1,430,000               554,131
 #Bassetti SpA  .......................          59,000               200,893
 #CEMENTIR (Cementarie del Tirreno
   SpA), Roma .........................         375,000               248,430
 #Caltagirone SpA  ....................       1,040,000               726,797
 *Cantoni ITC SpA  ....................          37,500                50,207
 *Cementerie Siciliane SpA  ...........          57,500               179,058

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED
                                             Shares                 Value+
                                           -----------          -------------
 *Cementerie di Sardegna SpA  .........       37,500            $   106,612
  Cia Assicuratrice Unipol SpA  .......      196,728                616,523
 *Cogefar-Impresit Costruzioni
   Generali SpA .......................      335,000                268,221
 #Comau Finanziara SpA  ...............      591,000                761,950
 #Costa Crociere SpA  .................      480,000                920,331
 #Ericsson SpA  .......................      128,500              1,488,475
 *FONSPA (Credito Fondiaro e
   Industriale Istituto per i
   Finanziamenti a Medio e Lungo
   Termine SpA) .......................      527,000                937,276
 *Gabetti Holding SpA  ................      110,000                 72,000
 *Grassetto SpA  ......................      110,000                 29,469
 *Istituto Finanziario Pro Arte SpA
   Finarte ............................      221,640                107,706
 *Linificio & Canapificio Nazionale
   SpA ................................      185,000                 78,281
 #Maffei SpA  .........................       58,000                 84,364
  Magona d'Italia SpA, Firenze  .......        9,000                 29,752
  Marangoni SpA, Rovereto  ............       25,000                 79,339
  Milano Assicurazioni SpA  ...........       61,000                171,405
  Montefibre SpA, Milano  .............      262,464                142,295
 *Necchi SpA  .........................       50,000                 24,628
 *Premafin Finanziaria SpA  ...........    2,615,000              1,004,505
  Riva Finanziaria SpA  ...............       43,000                179,107
  SISA (Societa Imballaggi Speciali
   Asti SpA) ..........................       60,000                 40,066
 *SMI STA Metallurgica Italiana SpA  ..      169,600                 71,092
  SOPAF (Societa Partecipazioni
   Finanziarie SpA) ...................      580,000                674,909
 *Saffa SpA, Milano  ..................      172,060                302,029
 *Stefanel SpA  .......................      522,500                443,909
  Vianini Industria SpA  ..............      255,000                134,876
 #Vianini Lavori SpA  .................      142,500                244,959
  Zucchi (Vincenzo) SpA  ..............       32,000                139,636
                                                                -------------
TOTAL COMMON STOCKS
  (Cost $13,548,898) ..................                          13,443,904
                                                                -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Italian Lira (Cost $808)  ...........                                 814
                                                                -------------
RIGHTS/WARRANTS -- (0.0%)
 *Unipol SpA Warrants 12/31/99
   (Cost $82,659) .....................       56,208                 18,024
                                                                -------------
TOTAL -- ITALY
  (Cost $13,632,365) ..................                          13,462,742
                                                                -------------
SWITZERLAND -- (3.3%)
COMMON STOCKS -- (3.3%)
  Attisholz Holding AG, Attisholz  ....        1,070                423,730
 *Biber Holding AG, Biberist  .........       22,500                 90,656
  Bucher Holding AG,
   Niederweningen .....................        2,125              1,541,155
 *CIE Vaudoise D'Electricite SA  ......            7                 13,296
  Calida Holding AG, Oberkirch  .......          100                 71,757
  Canon (Schweiz) AG, Dietlikon  ......        9,900                623,024
  Carlo Gavazzi Holding AG, Baar
   Series B ...........................          230                174,751
  Daetwyler Holding AG, Atldorf  ......          940              1,569,071
 *Feldschloesschen-Huerlimann
   Holding AG .........................        1,225                432,464
 *Financiere Tradition, Lausanne  .....           30                 12,663
  GZB Genossenschaftliche
   Zentralbank AG, Basel ..............          370                239,094
                                              Shares                Value+
                                           ------------         -------------
  Galenica Holding AG, Bern Series B  .        3,115            $ 1,183,365
  Golay-Buchel Holding SA,
   Lausanne ...........................          125                 81,543
 *Industrieholding Cham AG, Cham  .....          325                189,563
  Keramik Holding AG Laufen, Laufen  ..          990                511,335
  Kuehne & Nagel International AG  ....          440                236,378
 *Maag Holding AG, Zuerich  ...........        1,900                386,416
  Magazine Zum Globus, Zuerich  .......        2,175              1,181,811
  Porst Holding AG, Jegenstorf  .......        1,500                216,424
 *Sibra Holding SA, Fribourg Series A            535                 89,098
 *Sibra Holding SA, Fribourg
   Series B ...........................        2,050                341,404
 *Sihl Zuercher Papierfabriek an der
  Sihl, Zuerich .......................           50                 28,780
 *Swisslog Holding AG, Aarau  .........        1,360                364,267
  UMS Schweizerische Metallwerke
   Holding AG, Bern ...................        2,100                149,885
  Unigestion Holding, Geneve  .........        3,800                202,686
  Vaudoise Assurances Holding,
   Lausanne ...........................           20                 44,513
 *Von Moos Holding AG, Luzern  ........        1,800                103,607
 *WMH Walter Meier Holding AG, Staefa            100                 41,059
  Zellweger Luwa AG, Uster  ...........          380                256,639
 *Zschokke Holding SA, Geneve  ........        1,950                426,516
 *Zueblin Holding AG, Zuerich  ........        3,300                215,272
  Zuercher Ziegeleien Holding,
  Zuerich .............................        2,000              1,105,142
                                                                -------------
TOTAL COMMON STOCKS
  (Cost $14,277,038) ..................                          12,547,364
                                                                -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs (Cost $103,678)  .......                             102,165
                                                                -------------
RIGHTS/WARRANTS -- (0.0%)
 *Feldschloesschen-Huerlimann
   Holding AG Warrants 12/15/98 (Cost
   $20,613) ............................      12,250                 15,512
                                                                -------------
TOTAL -- SWITZERLAND
  (Cost $14,401,329) ..................                          12,665,041
                                                                -------------
AUSTRALIA -- (3.2%)
COMMON STOCKS -- (3.1%)
  A.P. Eagers, Ltd.  ..................        5,100                 14,170
  AAPC, Ltd.  .........................      765,761                517,874
  Aberfoyle, Ltd.  ....................      124,736                317,102
 #Adelaide Brighton, Ltd.  ............      206,951                286,661
  Aerodata Holdings, Ltd.  ............       52,987                 48,355
  Ashton Mining, Ltd.  ................      246,656                391,903
  Atkins Carlyle, Ltd.  ...............       40,465                123,641
 #Australian Chemical Holdings, Ltd.  .       36,844                112,577
 *Australian Oil & Gas Corp., Ltd.  ...       60,837                 65,433
  Australian Resources, Ltd.  .........      296,363                171,449
 *Awa, Ltd.  ..........................      295,133                230,856
  Ballarat Brewing Co. Ltd.  ..........       19,400                 39,518
  Bridgestone Australia, Ltd.  ........       26,822                 69,935
  Caltex Australia, Ltd.  .............       26,200                 94,784
 #Capral Aluminium, Ltd.  .............      141,174                425,607
  Central Equity, Ltd.  ...............       86,419                 80,273
  Centro Properties, Ltd.  ............      148,233                272,964
 *Consolidated Rutile, Ltd.  ..........       77,018                158,769
  Country Road, Ltd.  .................       53,633                 78,661
  Coventry Group, Ltd.  ...............       43,852                167,935

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED
                                              Shares                 Value+
                                           ------------          -------------
  Crane (G.E) Holdings, Ltd.  .........       55,161             $   471,926
 *Cudgen RZ, Ltd.  ....................       39,685                  64,671
 *Datacraft, Ltd.  ....................      116,991                  77,213
  Defiance Mills, Ltd.  ...............       43,700                  42,728
 *Denehurst, Ltd.  ....................       78,163                   8,916
 *Devex, Ltd.  ........................      155,340                  56,324
 *Dominion Mining, Ltd.  ..............      116,119                  85,153
  Eltin, Ltd.  ........................       99,215                 233,630
  FAI Insurances, Ltd.  ...............      401,047                 245,081
  Fai Life, Ltd.  .....................      146,617                 107,518
  Finemore Holdings, Ltd.  ............       38,076                  93,384
  Foodland Associated, Ltd.  ..........      153,508                 725,457
 *Forrestania Gold NL  ................       26,887                  60,684
 *Gold Mines of Australia, Ltd.  ......      399,336                  69,957
  Gowing Bros., Ltd.  .................       29,415                 105,457
  Gwalia Consolidated, Ltd.  ..........       83,313                 193,469
  Ipoh, Ltd.  .........................       22,423                  38,368
  Jupiters, Ltd.  .....................      311,350                 761,067
 #Kalamazoo Holdings, Ltd.  ...........       72,534                 174,348
  Kurts (Peter) Properties, Ltd.  .....       95,367                 108,010
  McIntosh Securities, Ltd.  ..........       88,399                  96,517
 #Metal Manufactures, Ltd.  ...........      281,927                 689,145
 #Mirvac, Ltd.  .......................      197,935                 403,195
  National Consolidated, Ltd.  ........      260,155                 214,095
 #National Foods, Ltd.  ...............      402,170                 527,580
 *Orbital Engine Corp., Ltd.  .........      165,000                 122,343
*#Peptide Technology, Ltd.  ...........      153,432                  72,510
 *Permanent Trustee Co., Ltd.  ........       11,963                  48,737
 #QUF Industries, Ltd.  ...............      112,424                 234,505
  Savage Resources, Ltd.  .............      697,677                 784,489
  Schaffer Corp., Ltd.  ...............       14,106                  25,286
  Sea World Property Trust  ...........       61,000                  70,081
  Spicers Paper, Ltd.  ................      161,639                 298,969
  Thakral Holdings Group  .............      136,820                  95,874
 *Ticor, Ltd.  ........................      324,754                 256,672
 *Walker Corp., Ltd.  .................       75,120                  50,191
 *Wesfi, Ltd.  ........................       62,600                 117,315
  White (Joe) Maltings, Ltd.  .........       24,325                 100,091
 *Wills (W.D. & H.O.) Holdings, Ltd.  .      176,529                 302,056
 *Wiluna Mines, Ltd.  .................      181,894                 127,459
                                                                 -------------
TOTAL COMMON STOCKS
  (Cost $9,575,260) ...................                           12,028,938
                                                                 -------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar (Cost $217,841)  ..                              220,835
                                                                 -------------
TOTAL -- AUSTRALIA
  (Cost $9,793,101) ...................                           12,249,773
                                                                 -------------
SWEDEN -- (2.8%)
COMMON STOCKS -- (2.6%)
  Alma Industri & Handel AB
   Series B ...........................        8,000                 139,421
  Angpannefoereningen AB Series B  ....        7,650                 119,647
 *Arcona AB Series A  .................      218,800                 148,289
 *Arcona AB Series B  .................       39,000                  25,038
 *Argonaut AB Series A  ...............       88,100                 173,221
 *Argonaut AB Series B  ...............      186,600                 375,229
  B & N Bylock & Nordsjoefrakt AB
  Series B ............................       64,300                 646,496
 *BPA AB Series A  ....................       64,900                 188,508
 *BPA AB Series B  ....................       49,700                 141,397
 *Benima Ferator Engineering AB  ......       10,600                  62,209
  Berg (C.F.) & Co. AB Series B  ......        8,200                  45,193

                                              Shares                 Value+
                                           ------------          -------------
 *Bilspedition AB Series A  ...........       43,400             $   149,332
 *Bilspedition AB Series B  ...........       67,200                 234,227
  Bongs Fabriker AB Series B  .........        7,500                  64,795
  Boras Waefveri AB Series B  .........        8,900                  76,890
 *Concordia Maritime AB Series B  .....       62,500                 165,711
  FFNS Gruppen AB Series B  ...........       20,700                 169,584
 *Fastighits AB Celtica  ..............        6,200                  27,705
  Forcenergy AB Series B  .............       40,700                 494,087
 *Frontline AB  .......................      159,500                 553,564
  Geveko AB Series B  .................       10,400                 108,438
  ICB Shipping AB Series B  ...........       73,100                 805,750
  JP Bank Series A  ...................       24,700                 112,214
  JP Bank Series B  ...................       12,400                  56,150
 *Jacobson and Widmark AB  ............       17,500                  93,841
  Klippans Finpappersbruk  ............       19,100                 112,378
 *Kloevern Foervaltnings AB
   Series B ...........................      109,100                 367,269
  M2 Fastigheter AB  ..................       15,400                 256,915
  NH Nordiska Holding AB  .............       53,700                  85,587
  Nolato AB Series B  .................        8,600                 116,571
 *Nordstroem & Thulin AB Series B  ....      225,300                 583,931
 *Piren AB  ...........................      640,700                 146,969
 *Platzer Bygg AB Series B  ...........       77,200                 208,136
  Sandblom & Stohne AB Series B  ......        5,800                  45,788
  Scandiaconsult AB  ..................       15,500                 105,973
  Siab AB Series A  ...................      112,900                 689,491
  Siab AB Series B  ...................       34,200                 208,863
 *Sifab Fastignets AB  ................       35,500                 205,169
  Skrinet AB Series B  ................        8,000                 102,480
 *Solitair Kapital AB  ................       89,300                  79,144
  Spendrups Bryggeri AB Series B  .....       23,600                 154,673
  Stena Line AB Series B  .............      196,800                 853,039
  Swepart Mecan AB Series B  ..........       29,700                 194,653
  VBB Gruppen AB Series B  ............       40,500                 135,734
  Westergyllen AB Series B  ...........        4,500                  70,381
*#Wihlborg & Son AB Series B  .........      117,000                 254,443
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $8,812,669) ...................                           10,154,523
                                                                 -------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Swedish Krona
  (Cost $883,070) .....................                              873,538
                                                                 -------------
TOTAL -- SWEDEN
  (Cost $9,695,739) ...................                           11,028,061
                                                                 -------------
SPAIN -- (2.5%)
COMMON STOCKS -- (2.3%)
 *Algodonera de San Antonio SA  .......       17,800                 148,391
 *BAMI SA (Inmobiliara de
   Construcciones y Terrenos) .........       24,300                  33,575
  Banco Guipuzcoano SA  ...............       16,847                 543,577
  Banco Pastor SA  ....................       12,700                 745,041
  Banco Zaragozano SA  ................       51,800               1,061,590
 *Banco de Vitoria SA  ................        3,678                  33,501
  Conservera Campofrio SA  ............       15,392                 570,294
  Construcciones Lain SA  .............      201,400                 233,192
  Cubiertas y Mzov SA  ................       14,700               1,167,603
 *EPPIC (European Paper and
   Packaging Investment Corporation SA)
   (In Liquidation) ...................       43,400                  19,430
  ERZ (Electricas Reunidas de
   Zaragoza) ..........................       32,850               1,103,030
  ESSA (Estacionamientos
   Subterraneos SA) ...................        9,400                 138,587

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED
                                              Shares                 Value+
                                           ------------          -------------
 *Empresa Nacional de Celulosa SA  ....       16,500              $  204,419
 *Europistas Concesionaria Espanola SA        22,200                 198,780
 *Filo SA  ............................       57,300                 131,805
  Grupo Anaya SA  .....................        9,400                 181,397
 *Grupo Fosforera SA  .................       12,060                  37,702
 *Huarte SA  ..........................       12,900                  18,023
 *Inmobiliaria Urbis SA  ..............      126,200                 508,502
 *Inmobiliaria Zabalburu SA  ..........        7,501                  93,799
 *Nueva Montana Quijano SA
   Series B ...........................      122,740                 113,692
  OCP Construcciones SA  ..............       17,600                 445,604
  Sarrio SA  ..........................      189,515                 582,223
  Tableros de Fibras SA Series B  .....       27,000                 261,560
  Unipapel SA  ........................       15,379                 272,442
 *Uralita SA  .........................       26,700                 197,854
                                                                 -------------
TOTAL COMMON STOCKS
  (Cost $8,701,432) ...................                            9,045,613
                                                                 -------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Spanish Peseta
  (Cost $830,206) .....................                              822,655
                                                                 -------------
TOTAL -- SPAIN
  (Cost $9,531,638) ...................                            9,868,268
                                                                 -------------
SINGAPORE -- (1.5%)
COMMON STOCKS -- (1.4%)
  Apollo Enterprises, Ltd.  ...........       85,000                  80,577
  Auric Pacific Group, Ltd.  ..........       88,000                 123,564
  Bonvests Holdings, Ltd.  ............      175,000                 162,153
 *CK Tang, Ltd.  ......................       26,000                  32,431
  Carnaudmetalbox Asia, Ltd.  .........       52,000                 140,841
  Chuan Hup Holdings, Ltd.  ...........      192,000                 132,060
  Cosco Investment (Singapore), Ltd.  .       61,000                  63,043
 *Creative Technology, Ltd.  ..........       28,200                 167,833
  Focal Finance, Ltd.  ................       24,000                  43,792
 *General Magnetics, Ltd.  ............       49,000                  18,860
  Haw Par Brothers International, Ltd.       152,000                 346,686
  Hind Hotels International, Ltd.  ....       54,000                  68,510
  Hong Kok Corp., Ltd.  ...............       96,000                 135,481
  Hotel Grand Central, Ltd.  ..........      133,700                 117,214
  Hotel Plaza, Ltd.  ..................      332,000                 215,339
  Hwa Hong Corp., Ltd.  ...............      103,000                 165,916
  Insurance Corp. of Singapore, Ltd.  .       30,000                  78,689
  Intraco, Ltd.  ......................       68,000                 106,144
  Isetan (Singapore), Ltd.  ...........       24,000                  49,266
  Jack Chia-MPH, Ltd.  ................      208,000                 176,422
  LC Development, Ltd.  ...............      108,000                 102,381
  Lee Kim Tah Holdings, Ltd.  .........       39,000                  31,967
  Liang Court Holdings, Ltd.  .........      339,600                 237,212
  Lim Kah Ngam, Ltd.  .................      107,000                 119,736
  Low Keng Huat Singapore, Ltd.  ......       86,000                  37,391
  Metro Holdings, Ltd.  ...............       86,800                 304,388
  Pacific Carriers, Ltd.  .............      213,000                 154,854
  Prima, Ltd.  ........................       26,000                  93,585
  Republic Hotels and Resorts, Ltd.  ..      114,000                 143,008
  Robinson & Co., Ltd.  ...............       49,000                 211,297
  SNP Corp., Ltd.  ....................       19,000                  13,001
  Scotts Holdings, Ltd.  ..............      173,000                 154,134
  Shangri-La Hotel, Ltd.  .............       60,000                 213,827
  Singapura Building Society, Ltd.  ...       27,000                  29,252
  Singmarine Industries, Ltd.  ........      152,000                 212,344
  Steamers Maritime Holding, Ltd.  ....      164,000                 142,609

                                              Shares                 Value+
                                           ------------          -------------
  Tibs Holdings, Ltd.  ................       32,500              $   59,765
  Times Publishing, Ltd.  .............       88,000                 196,949
  Tuan Sing Holdings, Ltd.  ...........      283,000                 105,898
  United Engineers, Ltd.  .............      128,000                 218,958
  United Overseas Finance, Ltd.  ......       60,000                  81,254
  WBL Corp., Ltd.  ....................       82,000                 167,741
                                                                 -------------
TOTAL COMMON STOCKS
  (Cost $5,777,609) ...................                            5,456,372
                                                                 -------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Singapore Dollars (Cost $166,613)  ..                              166,440
                                                                 -------------
TOTAL -- SINGAPORE
  (Cost $5,944,222) ...................                            5,622,812
                                                                 -------------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
  Banque Belgo-Zairoise Belgolaise SA             83                  30,411
  Banque Nationale de Belgique  .......           20                  29,627
  Belge des Betons  ...................          626                 291,646
 *Belvuco NV  .........................          500                 113,708
  Bernheim-Comofi SA  .................        5,981                 319,264
  CFE (Compagnie Francois
   d'Entreprises) .....................        2,996                 756,097
  Credit General SA de Banque,
  Bruxelles ...........................        2,273                 408,508
  Fabrique de Fer de Charleroi  .......          220                 479,469
  Floridienne NV  .....................        1,900                  73,816
 *Forges de Clabecq SA  ...............        1,760                  10,173
 *Franki NV (Cie Internationale des
   Pieux Armes Frankignoul SA) ........        1,800                  32,975
 *Immobel (Cie Immobiliere de
   Belgique SA) .......................       16,880               1,130,310
  Metiers Automatiques Picanol  .......          100                  54,011
 *Papeteries de Catala SA  ............          450                  63,961
 *Recticel SA  ........................       58,686                 609,845
  SIPEF (Societe Internationale de
   Plantations & de Finance), Anvers ..        1,105                 164,040
  Sait Radioholland  ..................        1,500                  34,586
  Sapec SA  ...........................        6,401                 283,051
  Ter Beke NV  ........................        1,600                 166,267
 *Uco Textiles NV  ....................        2,000                 150,347
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $5,271,978) ...................                            5,202,112
                                                                  -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Belgian Francs
  (Cost $111,956) .....................                              112,097
                                                                  -------------
TOTAL -- BELGIUM
  (Cost $5,383,934) ...................                            5,314,209
                                                                  -------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Western Star Truck Holdings
  (Cost $85,961) ......................        2,862                  83,714
                                                                  -------------

                                                                                   Face
                                                                                  Amount               Value+
                                                                                 ---------          -------------
                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (3.0%)
  Repurchase Agreement, PNC Securities Corp.
  5.45%, 12/02/96 (Collateralized by U.S. Treasury Bills 4.93%,
  01/16/97)
  (Cost $11,494,000) ..................................................          $11,494            $ 11,494,000
                                                                                                    -------------
TOTAL INVESTMENTS -- (100.0%) (Cost $397,432,421)++  ..................                             $387,315,355
                                                                                                    =============


------
+See Note B to Financial Statements.
++The cost for federal income tax purposes is $397,817,673.
*Non-Income Producing Securities
#Securities on Loan


                See accompanying Notes to Financial Statements.

                           SCHEDULE OF INVESTMENTS

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                              NOVEMBER 30, 1996

                                               Face
                                              Amount                Value+
                                              --------          --------------
                                               (000)
AGENCY OBLIGATIONS - (52.5%)
Farm Credit System Financial
  Assistance Corp. .................
 9.375% , 07/21/03  ................          $2,000            $  2,346,632
 8.800% , 06/10/05  ................           1,000               1,165,117
Federal Farm Credit Bank  ..........
 6.320% , 09/09/02  ................           1,000               1,010,313
 7.030% , 06/24/03  ................           2,000               2,092,600
 7.160% , 05/19/10  ................           3,000               3,156,300
Federal Home Loan Bank  ............
 7.190% , 04/27/01  ................           8,000               8,379,464
 6.290% , 07/03/02  ................           3,100               3,132,938
 5.930% , 03/07/03  ................           4,000               3,957,896
 5.440% , 10/15/03  ................           1,000                 957,760
Federal Home Loan Mortgage Corp.  ..
 7.350% , 03/22/05  ................           2,000               2,136,774
 6.130% , 02/27/06  ................           1,000                 987,742
Federal National Mortgage
  Association ......................
 7.050% , 11/12/02  ................           2,000               2,093,718
 6.800% , 01/10/03  ................           6,000               6,205,980
 6.710% , 05/21/03  ................           2,000               2,060,137
 6.050% , 06/30/03  ................           3,000               2,982,447
 5.450% , 10/10/03  ................           2,000               1,916,894
 7.400% , 07/01/04  ................           1,000               1,068,523
 7.375% , 03/28/05  ................           1,000               1,072,000
 6.220% , 03/13/06  ................           3,070               3,027,634
Student Loan Marketing Association
 5.850% , 06/01/07  ................           1,000                 957,515
Tennessee Valley Authority  ........
 6.375% , 06/15/05  ................           5,000               5,028,855
                                                                --------------
TOTAL AGENCY OBLIGATIONS (Cost
  $54,021,399) .....................                              55,737,239
                                                                --------------

                                               Face
                                              Amount                Value+
                                              --------          --------------
                                               (000)
U.S. TREASURY OBLIGATIONS - (45.6%)
U.S. Treasury Bonds
 11.750% , 02/15/01  ...............           2,000               2,441,876
 13.125% , 05/15/01  ...............           4,500               5,782,500
 13.375% , 08/15/01  ...............           2,000               2,616,562
 11.625% , 11/15/02  ...............           5,340               6,873,584
 10.750% , 02/15/03  ...............           2,000               2,495,938
 11.125% , 08/15/03  ...............           2,000               2,564,688
 11.875% , 11/15/03  ...............           1,000               1,332,186
 12.000% , 05/15/05  ...............           5,000               6,948,440
 10.750% , 08/15/05  ...............           2,000               2,627,188
 9.375% , 02/15/06  ................           4,000               4,935,624
U.S. Treasury Notes
 15.750% , 11/15/01  ...............           1,750               2,491,290
 14.250% , 02/15/02  ...............           3,750               5,155,665
 7.500% , 05/15/02  ................           2,000               2,153,438
                                                                --------------
TOTAL U.S. TREASURY
  OBLIGATIONS (Cost $47,071,076) ...                              48,418,979
                                                                --------------
SUPRANATIONAL OBLIGATIONS -- (1.1%)
European Investment Bank
  (Cost $1,111,014)
 9.125% , 06/01/02  ................           1,000               1,143,000
                                                                --------------
TEMPORARY CASH INVESTMENTS --
  (0.8%)
Repurchase Agreement, PNC
  Securities Corp. 5.45%, 12/02/96
  (Collateralized by U.S. Treasury
  Bills 4.93%, 01/16/97)
  (Cost $920,000) ..................             920                 920,000
                                                                --------------
TOTAL INVESTMENTS - (100.0%) (Cost
  $103,123,489)++ ..................                            $106,219,218
                                                                ==============

------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.


               See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                   THE DFA ONE-YEAR FIXED INCOME PORTFOLIO

                              NOVEMBER 30, 1996

                                                                              Shares          Value+
                                                                           ------------   ---------------
Investment in The DFA One-Year Fixed Income Series of The DFA
  Investment Trust Company .............................................    85,195,967     $854,572,687
                                                                                          ---------------
  Total Investments (100%) (Cost $845,720,665)++  ......................                   $854,572,687
                                                                                          ===============


------
++ The cost for federal income tax purposes is $849,395,787.


                    THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                              NOVEMBER 30, 1996

                                                                                  Face
                                                                                 Amount       Value+
                                                                                --------   -------------
                                                                                 (000)
U.S. TREASURY OBLIGATIONS -- (98.8%)
U.S. Treasury Notes
 6.875%, 07/31/99  ..........................................................   $ 7,000    $  7,204,533
 8.000%, 08/15/99  ..........................................................     2,000       2,115,626
 7.125%, 09/30/99  ..........................................................     2,000       2,074,376
 7.500%, 10/31/99  ..........................................................    50,000      52,390,650
 7.875%, 11/15/99  ..........................................................    47,000      49,753,918
 7.750%, 11/30/99  ..........................................................    44,000      46,447,500
 7.750%, 12/31/99  ..........................................................     6,000       6,340,314
 7.125%, 02/29/00  ..........................................................     3,000       3,121,875
                                                                                           -------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $166,216,701)  ........................               169,448,792
                                                                                           -------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
   Repurchase Agreement, PNC Securities Corp. 5.45%, 12/02/96 (Collateralized
     by U.S. Treasury Bills 4.93%, 01/16/97) (Cost $2,026,000)  .............     2,026       2,026,000
                                                                                           -------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $168,242,701)++ ......................              $171,474,792
                                                                                           =============


------
++ Approximates cost for federal income tax purposes.


                THE DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                              NOVEMBER 30, 1996

                                                                                Shares          Value+
                                                                             ------------   ---------------
Investment in The DFA Two-Year Global Fixed Income Series of The DFA
  Investment Trust Company ...............................................    30,862,945     $319,272,260
                                                                                            ---------------
  Total Investments (100%) (Cost $309,709,472)++  ........................                   $319,272,260
                                                                                            ===============


------
++ Approximates cost for federal income tax purposes.


------
+ See Note B to Financial Statements.

               See accompanying Notes to Financial Statements.

                           SCHEDULE OF INVESTMENTS

                    THE DFA GLOBAL FIXED INCOME PORTFOLIO

                              NOVEMBER 30, 1996

                                                Face
                                               Amount@                 Value+
                                              ---------          ------------
                                               (000)
CANADA -- (21.3%)
BONDS -- (21.3%)
 British Columbia (Province of)
  10.150%, 08/29/01  ...............            6,000            $ 5,363,293
 Canadian (Government of)
  8.500%, 04/01/02  ................           13,000             11,069,040
 General Electric Capital Canada,
  Inc.
  8.250%, 12/29/00  ................            6,684              5,514,238
 Kansai International Airport Co.,
  Ltd.
  8.000%, 07/02/03  ................            7,000              5,781,683
 State Bank of New South Wales
  7.500%, 09/22/03  ................            4,000              3,238,265
 Victoria (Treasury Corp.)
  7.250%, 11/24/03  ................            3,850              3,079,714
                                                                 ------------
TOTAL -- CANADA
  (Cost $31,486,527) ...............                              34,046,233
                                                                 ------------
GERMANY -- (19.9%)
BONDS -- (19.9%)
 Belgium (Kingdom of)
  7.000%, 05/30/02  ................            7,000              4,944,419
 Germany (Federal Republic of)
  8.250%, 09/20/01  ................           13,000              9,737,520
  8.000%, 01/21/02  ................            8,000              5,960,039
 KFW International Finance, Inc.
  6.250%, 10/15/03  ................            6,000              4,100,618
 LKB Baden-Wuerttemberg Finance NV
  6.625%, 08/20/03  ................            3,500              2,432,802
 World Bank (International Bank for
  Reconstruction and Development)
  6.125%, 09/27/02  ................            7,000              4,774,487
                                                                 ------------
TOTAL -- GERMANY
  (Cost $32,294,343) ...............                              31,949,885
                                                                 ------------
JAPAN -- (19.3%)
BONDS -- (19.3%)
 Asian Development Bank
  5.625%, 02/18/02  ................          400,000              4,147,627
  5.000%, 02/05/03  ................          800,000              8,151,142
 Austria (Republic of)
  6.250%, 10/16/03  ................          500,000              5,535,589
 European Investment Bank
  4.625%, 02/26/03  ................          600,000              6,002,636
 Export-Import Bank of Japan
  4.375%, 10/01/03  ................          600,000              6,001,582
 World Bank (International Bank for
  Reconstruction and Development)
  4.500%, 03/20/03  ................          100,000              1,009,930
                                                                 ------------
TOTAL -- JAPAN
  (Cost $31,308,327) ...............                              30,848,506
                                                                ------------
                                                Face
                                               Amount@                 Value+
                                              ---------          ------------
                                               (000)
FRANCE -- (19.1%)
BONDS -- (19.1%)
 Abbey National Treasury Services
  P.L.C.
  6.000%, 02/17/04  ................           25,000              4,911,415
 Credit Locale de France SA
  7.000%, 05/12/03  ................           31,000              6,539,035
 Europe Coal and Steel
  7.000%, 05/14/03  ................           10,000              2,091,170
 France (Republic of)
  6.750%, 10/25/03  ................           34,000              7,042,904
 Regie Autonome des Transports
  Parisiens SA
  6.000%, 09/24/03  ................           28,000              5,556,024
 SNCF (Societe Nationale des
  Chemins de Fer Francais)
  9.000%, 04/02/03  ................           20,000              4,569,240
                                                                 ------------
TOTAL -- FRANCE
  (Cost $29,810,049) ...............                              30,709,788
                                                                 ------------
UNITED KINGDOM -- (7.0%)
BONDS -- (4.7%)
 Nippon Telegraph & Telephone Corp.
  10.875%, 05/10/01  ...............            2,000             3,778,888
 Tokyo Electric Power Co., Ltd.
  11.000%, 06/05/01  ...............            2,000             3,802,422
                                                                 ------------
TOTAL BONDS (Cost $6,929,305)  .....                              7,581,310
                                                                 ------------
INVESTMENT IN CURRENCY -- (2.3%)
 *British Pound Sterling
  (Cost $3,736,526) ................                              3,736,608
                                                                 ------------
TOTAL -- UNITED KINGDOM
  (Cost $10,665,831) ...............                             11,317,918
                                                                 ------------
NETHERLANDS -- (5.9%)
BONDS -- (5.9%)
 Bank Voor Nederlandsche
  7.625%, 12/16/02  ................            5,000             3,220,708
 Netherlands (Kingdom of)
  6.500%, 04/15/03  ................           10,000             6,168,794
                                                                 ------------
TOTAL BONDS (Cost $9,330,696)  .....                              9,389,502
                                                                 ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Netherlands Guilder (Cost $358)  .                                    357
                                                                 ------------
TOTAL -- NETHERLANDS
  (Cost $9,331,054) ................                              9,389,859
                                                                 ------------
U.S. TREASURY OBLIGATIONS -- (5.3%)
 U.S. Treasury Notes
  8.000%, 08/15/99  ................            5,000             5,289,063
  7.500%, 10/31/99  ................            3,000             3,143,438
                                                                 ------------

                                                               Face
                                                              Amount@                   Value+
                                                             ---------          --------------
                                                                (000)
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,342,052) .                             $  8,432,501
                                                                                --------------
AUSTRALIA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollars (Cost $176) ..................                                      183
                                                                                --------------
TEMPORARY CASH INVESTMENTS -- (2.2%)
 Repurchase Agreement, PNC Securities Corp. 5.45%,
  12/02/96 (Collateralized by U.S. Treasury Bills
  4.93%, 01/16/97) (Cost $3,412,000) ..............            3,412            $  3,412,000
                                                                                --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $156,650,359)++                             $160,106,873
                                                                                ==============



------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.
*Non-Income Producing Securities
[@00de]nominated in Local Currency


See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                              NOVEMBER 30, 1996

                                                    The U.S.        The U.S.       The U.S.     The Enhanced
                                                   9-10 Small      6-10 Small       Large        U.S. Large
                                                     Company        Company        Company         Company
                                                    Portfolio      Portfolio      Portfolio       Portfolio
                                                  -------------   ------------    -----------   --------------
                                                          (Amounts in thousands, except share amounts)
ASSETS:
Investments at Value  .........................  $ 1,191,351    $   234,266     $  187,782      $   29,212
Receivables
     Dividends and Interest  ..................          746             --             --              --
     Investment Securities Sold  ..............          931             60             --               7
     Fund Shares Sold  ........................          713            227            540              --
Prepaid Expenses and Other Assets  ............           44             11             20              30
                                                  -------------   ------------    -----------   --------------
          Total Assets  .......................    1,193,785        234,564        188,342          29,249
                                                  -------------   ------------    -----------   --------------
LIABILITIES:
Payable for Investment Securities Purchased  ..       11,303            219            525              --
Payable for Fund Shares Redeemed  .............           22             68             15               7
Accrued Expenses and Other Liabilities  .......          656             83             45               6
                                                  -------------   ------------    -----------   --------------
          Total Liabilities  ..................       11,981            370            585              13
                                                  -------------   ------------    -----------   --------------
NET ASSETS  ...................................  $ 1,181,804    $   234,194     $  187,757      $   29,236
                                                  =============   ============    ===========   ==============
SHARES OUTSTANDING $.01 PAR VALUE  ............   97,378,438     16,116,501      8,261,148       2,471,512
                                                  =============   ============    ===========   ==============
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE . $     12.14    $     14.53     $    22.73      $    11.83
                                                  =============   ============    ===========   ==============
PUBLIC OFFERING PRICE PER SHARE  ..............  $     12.14    $     14.53     $    22.73      $    11.83
                                                  =============   ============    ===========   ==============
Investments at Cost  ..........................  $   932,096    $   165,356     $  129,345      $   25,121
                                                  =============   ============    ===========   ==============

                                                    The U.S.       The U.S.      The DFA/AEW
                                                     Small          Large        Real Estate
                                                   Cap Value      Cap Value       Securities
                                                   Portfolio      Portfolio       Portfolio
                                                  ------------   ------------    -------------
                                                 (Amounts in thousands, except share amounts)
ASSETS:
Investments at Value  ......................... $ 1,207,555    $   541,198      $   64,060
Receivables
     Dividends and Interest  ..................          --             --             132
     Fund Shares Sold  ........................         583            603             236
Prepaid Expenses and Other Assets  ............          41             24              10
                                                  ------------   ------------    -------------
          Total Assets  .......................   1,208,179        541,825          64,438
                                                  -------------  ------------    -------------
LIABILITIES:
Payable for Investment Securities Purchased  ..         433            571              --
Payable for Fund Shares Redeemed  .............         150             32              --
Accrued Expenses and Other Liabilities  .......         298             73              48
                                                  ------------   ------------    -------------
          Total Liabilities  ..................         881            676              48
                                                  ------------   ------------    -------------
NET ASSETS  ................................... $ 1,207,298    $   541,149      $   64,390
                                                  ============   ============    =============
SHARES OUTSTANDING $.01 PAR VALUE  ............  71,001,934     33,858,700       5,090,700
                                                  ============   ============    =============
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE .$     17.00    $     15.98      $    12.65
                                                  ============   ============    =============
PUBLIC OFFERING PRICE PER SHARE  .............. $     17.00    $     15.98      $    12.65
                                                  ============   ============    =============
Investments at Cost  .......................... $   934,521    $   418,811      $   55,443
                                                  ============   ============    =============

                 See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                              NOVEMBER 30, 1996

                                                                        The
                                                   The Japanese     Pacific Rim       The United
                                                      Small            Small        Kingdom Small
                                                     Company          Company          Company
                                                    Portfolio        Portfolio        Portfolio
                                                  --------------   -------------    ---------------
                                                    (Amounts in thousands, except share amounts)
ASSETS:
Investments at Value  .........................   $   294,235     $   215,615       $  166,854
Receivable for Fund Shares Sold  ..............            83              39               34
Prepaid Expenses and Other Assets  ............            11              13                9
                                                  --------------   -------------    ---------------
          Total Assets  .......................       294,329         215,667          166,897
                                                  --------------   -------------    ---------------
LIABILITIES:
Payable for Investment Securities Purchased  ..            71              38               32
Payable for Fund Shares Redeemed  .............            12               1                2
Accrued Expenses and Other Liabilities  .......           126              86               74
                                                  --------------   -------------    ---------------
          Total Liabilities  ..................           209             125              108
                                                  --------------   -------------    ---------------
NET ASSETS  ...................................   $   294,120     $   215,542       $  166,789
                                                  ==============   =============    ===============
SHARES OUTSTANDING $.01 PAR VALUE  ............    13,985,241      12,961,459        5,857,666
                                                  ==============   =============    ===============
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE    $     21.03  $        16.63    $       28.47
                                                  ==============   =============    ===============
PUBLIC OFFERING PRICE PER SHARE  ..............   $     21.14  $        16.80    $       28.47
                                                  ==============   =============    ===============
Investments at Cost  ..........................   $   327,704     $   185,352       $  134,521
                                                  ==============   =============    ===============

                                                       The              The           The RWB/DFA
                                                   Continental     International     International
                                                      Small            Small           High Book
                                                     Company          Company          to Market
                                                    Portfolio        Portfolio         Portfolio
                                                  -------------   ---------------    ---------------
                                                    (Amounts in thousands, except share amounts)
ASSETS:
Investments at Value  .........................  $   299,408      $   104,101        $   257,369
Cash  .........................................           --                7                 --
Receivable for Fund Shares Sold  ..............           61              157                225
Prepaid Expenses and Other Assets  ............           19               38                 44
                                                  -------------   ---------------    ---------------
          Total Assets  .......................      299,488          104,303            257,638
                                                  -------------   ---------------    ---------------
LIABILITIES:
Payable for Investment Securities Purchased  ..           57              157                188
Payable for Fund Shares Redeemed  .............            4               --                 37
Accrued Expenses and Other Liabilities  .......          102               28                 42
                                                  -------------   ---------------    ---------------
          Total Liabilities  ..................          163              185                267
                                                  -------------   ---------------    ---------------
NET ASSETS  ...................................  $   299,325      $   104,118        $   257,371
                                                  =============   ===============    ===============
SHARES OUTSTANDING $.01 PAR VALUE  ............   19,610,266       10,449,565         18,705,489
                                                  =============   ===============    ===============
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE   $     15.26   $         9.96        $     13.76
                                                  =============   ===============    ===============
PUBLIC OFFERING PRICE PER SHARE  ..............  $     15.41   $        10.03        $     13.76
                                                  =============   ===============    ===============
Investments at Cost  ..........................  $   271,060      $   104,659        $   218,563
                                                  =============   ===============    ===============

                 See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                              NOVEMBER 30, 1996

                                                                                     The DFA           The DFA
                                                    The              The          International     Intermediate
                                                  Emerging        Large Cap         Small Cap        Government
                                                  Markets       International         Value         Fixed Income
                                                 Portfolio        Portfolio         Portfolio         Portfolio
                                                ------------   ---------------    ---------------   --------------
                                                           (Amounts in thousands, except share amounts)
ASSETS:
Investments at Value  ....................... $   162,064       $   78,713        $   387,315       $  106,219
Cash  .......................................          --              139              1,911               --
Receivables
     Investment Securities Sold  ............          --               --              5,211               --
     Dividends and Interest  ................          --              315              1,116            1,716
     Fund Shares Sold  ......................         289              324                306               31
Prepaid Expenses and Other Assets  ..........          25                3                 50               10
                                                ------------   ---------------    ---------------   --------------
          Total Assets  .....................     162,378           79,494            395,909          107,976
                                                -------------   ---------------    ---------------   --------------
LIABILITIES:
Payable for Investment Securities Purchased           284              108             20,125               --
Payable for Fund Shares Redeemed  ...........           5                7                  3               --
Accrued Expenses and Other Liabilities  .....          64               57                293               32
                                                ------------   ---------------    ---------------   --------------
          Total Liabilities  ................         353              172             20,421               32
                                                ------------   ---------------    ---------------   --------------
NET ASSETS  ................................. $   162,025       $   79,322        $   375,488       $  107,944
                                                ============   ===============    ===============   ==============
SHARES OUTSTANDING $.01 PAR VALUE  ..........  13,840,258        5,593,101         35,921,254        9,618,319
                                                ============   ===============    ===============   ==============
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE .................................... $     11.71       $    14.18        $     10.45       $    11.22
                                                ============   ===============    ===============   ==============
PUBLIC OFFERING PRICE PER SHARE  ............ $     11.77       $    14.18        $     10.52       $    11.22
                                                ============   ===============    ===============   ==============
Investments at Cost  ........................ $   158,623       $   57,881        $   397,432       $  103,123
                                                ============   ===============    ===============   ==============

                                                                                     The DFA
                                                    The DFA         The DFA         Two-Year          The DFA
                                                    One-Year       Five-Year      Global Fixed        Global
                                                  Fixed Income     Government        Income        Fixed Income
                                                   Portfolio       Portfolio        Portfolio        Portfolio
                                                 --------------   ------------    --------------   --------------
                                                           (Amounts in thousands, except share amounts)
ASSETS:
Investments at Value  ........................   $   854,573    $   171,475      $   319,272      $   160,107
Cash  ........................................            --             --               --              454
Receivables
     Dividends and Interest  .................            --          2,681               --            4,197
     Fund Shares Sold  .......................           616            274               94              290
Unrealized Gain on Forward Currency Contracts             --             --               --              812
Prepaid Expenses and Other Assets  ...........            31             14              100               11
                                                 --------------   ------------    --------------   --------------
          Total Assets  ......................       855,220        174,444          319,466          165,871
                                                 --------------   ------------    --------------   --------------
LIABILITIES:
Payable for Investment Securities Purchased  .           239             --               89                1
Payable for Fund Shares Redeemed  ............           377             10                5               11
Accrued Expenses and Other Liabilities  ......            83             48               29               87
                                                 --------------   ------------    --------------   --------------
          Total Liabilities  .................           699             58              123               99
                                                 --------------   ------------    --------------   --------------
NET ASSETS  ..................................   $   854,521    $   174,386      $   319,343      $   165,772
                                                 ==============   ============    ==============   ==============
SHARES OUTSTANDING $.01 PAR VALUE  ...........    83,412,070     16,737,308       30,809,424       15,013,314
                                                 ==============   ============    ==============   ==============
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE .....................................   $     10.24    $     10.42      $     10.37      $     11.04
                                                 ==============   ============    ==============   ==============
PUBLIC OFFERING PRICE PER SHARE  .............   $     10.24    $     10.42      $     10.37      $     11.04
                                                 ==============   ============    ==============   ==============
Investments at Cost  .........................   $   845,721    $   168,243      $   309,709      $   156,650
                                                 ==============   ============    ==============   ==============

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                           STATEMENTS OF OPERATIONS

               FOR THE YEAR (OR PERIOD) ENDED NOVEMBER 30, 1996
                            (AMOUNTS IN THOUSANDS)

                                                         The U.S.       The U.S.          The         Enhanced
                                                        9-10 Small     6-10 Small     U.S. Large     U.S. Large
                                                         Company        Company         Company        Company
                                                        Portfolio      Portfolio       Portfolio    Portfolio(1)
                                                       ------------   ------------    ------------   ------------
Investment Income
     Dividends  ....................................     $  7,254            --              --            --
     Interest  .....................................        1,456            --              --            --
     Income from Securities Lending  ...............          393            --              --            --
     Income Distributions Received  ................           --       $ 2,483         $ 1,215        $  332
     Net Investment Income from the DFA Investment
        Trust Company ..............................           --            --           1,587            --
                                                       ------------   ------------    ------------   ------------
          Total Investment Income  .................        9,103         2,483           2,802           332
                                                       ------------   ------------    ------------   ------------
Expenses
     Investment Advisory Services  .................        5,511            --              --            --
     Administrative Services  ......................           --           728             279            13
     Accounting & Transfer Agent Fees  .............          724            19              62             8
     Custodian's Fee  ..............................          199            --              --            --
     Legal Fees  ...................................           35             1               8             1
     Audit Fees  ...................................           64             1               2             1
     Filing Fees  ..................................           55            35              33             6
     Shareholders' Reports  ........................           45             1               7             1
     Directors' Fees and Expenses  .................           24             1               1            --
     Other  ........................................           38             2               1             2
                                                       ------------   ------------    ------------   ------------
          Total Expenses  ..........................        6,695           788             393            32
     Less: Expenses Reimbursed  ....................           --            --            (320)           --
                                                       ------------   ------------    ------------   ------------
     Net Expenses  .................................        6,695           788              73            32
                                                       ------------   ------------    ------------   ------------
     Net Investment Income  ........................        2,408         1,695           2,729           300
                                                       ------------   ------------    ------------   ------------
Net Realized and Unrealized Gain (Loss) on
   Investments
Capital Gain Distributions Received  ...............           --        10,281             685            --
Net Realized Gain (Loss) on Investment Securities  .      112,062          (840)             83             1
Change in Unrealized Appreciation (Depreciation) of
   Investment Securities ...........................       61,134        25,253          30,957         4,091
                                                       ------------   ------------    ------------   ------------
     Net Gain on Investment Securities  ............      173,196        34,694          31,725         4,092
                                                       ------------   ------------    ------------   ------------
Net Increase in Net Assets Resulting from
   Operations ......................................     $175,604       $36,389         $34,454        $4,392
                                                       ============   ============    ============   ============


(1) For the period July 3, (commencement of operations) to November 30, 1996.

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                           STATEMENTS OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1996
                            (AMOUNTS IN THOUSANDS)

                                                          The U.S.      The U.S.      The DFA/AEW
                                                          Small Cap     Large Cap     Real Estate
                                                            Value         Value        Securities
                                                          Portfolio     Portfolio      Portfolio
                                                         -----------   -----------    -------------
Investment Income
     Dividends  ......................................          --            --        $ 3,829
     Interest  .......................................          --            --             73
     Income Distributions Received  ..................    $ 10,255       $ 9,199             --
                                                         -----------   -----------    -------------
          Total Investment Income  ...................      10,255         9,199          3,902
                                                         -----------   -----------    -------------
Expenses
     Investment Advisory Services  ...................          --            --            251
     Administrative Services  ........................       2,825           591             --
     Accounting & Transfer Agent Fees  ...............          19            19             64
     Custodian's Fee  ................................          --            --              8
     Legal Fees  .....................................           1             1              4
     Audit Fees  .....................................           1             1              5
     Filing Fees  ....................................          90            29             13
     Shareholders' Reports  ..........................          10             4              4
     Directors' Fees and Expenses  ...................           1             1              2
     Other  ..........................................           8             8              4
                                                         -----------   -----------    -------------
          Total Expenses  ............................       2,955           654            355
                                                         -----------   -----------    -------------
     Net Investment Income  ..........................       7,300         8,545          3,547
                                                         -----------   -----------    -------------
Net Realized and Unrealized Gain (Loss) on
   Investments
Capital Gain Distributions Received  .................      15,384         7,389             --
Net Realized Loss on Investment Securities  ..........        (917)         (293)          (381)
Change in Unrealized Appreciation (Depreciation) of
   Investment Securities .............................     169,583        69,244          9,679
                                                         -----------   -----------    -------------
     Net Gain on Investment Securities  ..............     184,050        76,340          9,298
                                                         -----------   -----------    -------------
Net Increase in Net Assets Resulting from Operations      $191,350       $84,885        $12,845
                                                         ===========   ===========    =============

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                           STATEMENTS OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1996
                            (AMOUNTS IN THOUSANDS)

                                                              The Japanese     The Pacific     The United
                                                                 Small          Rim Small        Kingdom
                                                                Company          Company         Company
                                                               Portfolio        Portfolio       Portfolio
                                                             --------------   -------------    ------------
Investment Income
     Dividends, (Net of Foreign Taxes Withheld of $273,
        $101 and $595, respectively) .....................      $  1,552         $ 3,124         $ 3,529
     Interest  ...........................................           192             171             215
     Income from Securities Lending  .....................           757              47              --
     Net Investment Income From The DFA Investment Trust
        Company ..........................................           800           1,569           1,491
                                                             --------------   -------------    ------------
          Total Investment Income  .......................         3,301           4,911           5,235
                                                             --------------   -------------    ------------
Expenses
     Investment Advisory Services  .......................         1,377             707             584
     Administrative Services  ............................           403             252             201
     Accounting & Transfer Agent Fees  ...................           314             192             161
     Custodian's Fee  ....................................           154             195              54
     Legal Fees  .........................................            26              20              16
     Audit Fees  .........................................             2               2               2
     Filing Fees  ........................................            66              20              20
     Shareholders' Reports  ..............................            40              16              13
     Directors' Fees and Expenses  .......................            13               7               6
     Other  ..............................................            22              18              14
                                                             --------------   -------------    ------------
          Total Expenses  ................................         2,417           1,429           1,071
                                                             --------------   -------------    ------------
     Net Investment Income  ..............................           884           3,482           4,164
                                                             --------------   -------------    ------------
Net Realized and Unrealized Gain (Loss) on Investments
   and Foreign Currency
Net Realized Gain on Investment Securities  ..............        17,037          11,893           8,116
Net Realized Loss on Foreign Currency Transactions  ......          (141)            (15)            (13)
Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency ............       (31,890)         19,876          27,016
   Translation of Foreign Currency Denominated Amounts ...            (5)              8              26
                                                             --------------   -------------    ------------
     Net Gain (Loss) on Investment Securities and Foreign
        Currency .........................................       (14,999)         31,762          35,145
                                                             --------------   -------------    ------------
Net Increase (Decrease) in Net Assets Resulting from
   Operations ............................................      ($ 14,115)       $35,244         $39,309
                                                             ==============   =============    ============

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1996
                            (AMOUNTS IN THOUSANDS)

                                                                     The              The           The RWB/DFA
                                                                 Continental     International     International
                                                                    Small            Small           High Book
                                                                   Company          Company          to Market
                                                                  Portfolio      Portfolio(1)        Portfolio
                                                                -------------   ---------------    ---------------
Investment Income
   Dividends, (Net of Foreign Taxes Withheld of $283, $0 and
     $0, respectively)  .....................................      $ 7,309              --                 --
   Interest .................................................          282           $   9                 --
   Income from Securities Lending ...........................          106              --                 --
   Income Distributions Received ............................           --              --            $ 4,540
   Net Investment Income from the DFA Investment Trust
     Company  ...............................................          272             147                 --
                                                                   -------           -----            -------
     Total Investment Income  ...............................        7,969             156              4,540
                                                                   -------           -----            -------
Expenses
   Investment Advisory Services .............................        1,158              --                 --
   Administrative Services ..................................          376              63                 33
   Accounting & Transfer Agent Fees .........................          287               5                 19
   Custodian's Fee ..........................................          148              --                 --
   Client Service Fee .......................................           --              --                295
   Legal Fees ...............................................           24               2                  1
   Audit Fees ...............................................            2               1                  1
   Filing Fees ..............................................           25              10                 35
   Shareholders' Reports ....................................           30               1                  3
   Directors' Fees and Expenses .............................           13               1                  1
   Other ....................................................           23               1                 12
                                                                   -------           -----            -------
     Total Expenses  ........................................        2,086              84                400
   Less: Expenses Reimbursed ................................           --             (13)                --
                                                                   -------           -----            -------
   Net Expenses .............................................        2,086              71                400
                                                                   -------           -----            -------
   Net Investment Income ....................................        5,883              85              4,140
                                                                   -------           -----            -------
Net Realized and Unrealized Gain (Loss) on Investments and
   Foreign Currency
Capital Gain Distributions Received  ........................           --              --              1,341
Net Realized Gain (Loss) on Investment Securities  ..........       18,140             (75)              (162)
Net Realized Gain (Loss) on Foreign Currency Transactions  ..          (82)             11                 --
Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency ...............       18,297            (558)            23,232
   Translation of Foreign Currency Denominated Amounts ......          (64)             (7)                --
                                                                   -------           -----            -------
   Net Gain (Loss) on Investment Securities and Foreign
     Currency  ..............................................       36,291            (629)            24,411
                                                                   -------           -----            -------
Net Increase (Decrease) in Net Assets Resulting from
   Operations ...............................................      $42,174           ($ 544)          $28,551
                                                                   =======            =====           =======

(1) For the period October 1 (commencement of operations) to November 30, 1996.

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1996
                            (AMOUNTS IN THOUSANDS)


                                                                                    The DFA           The DFA
                                                    The             The          International     Intermediate
                                                 Emerging        Large Cap         Small Cap        Government
                                                  Markets      International         Value         Fixed Income
                                                 Portfolio       Portfolio         Portfolio         Portfolio
                                                -----------   ---------------    ---------------   --------------
Investment Income
   Dividends, (Net of Foreign Taxes Withheld
     of $0, $125, $520 and $0, respectively)          --          $1,426            $ 5,934               --
   Interest .................................         --             135                777           $5,640
   Income from Securities Lending ...........         --              15                112               --
   Net Investment Income from the DFA
     Investment Trust Company  ..............     $1,802              --                 --               --
                                                  ------          ------             ------           ------
     Total Investment Income  ...............      1,802           1,576              6,823            5,640
                                                  ------          ------             ------           ------
Expenses
   Investment Advisory Services .............         --             183              1,877              131
   Administrative Services ..................        443              --                 --               --
   Accounting & Transfer Agent Fees .........         38              97                346               52
   Custodian's Fee ..........................         --              62                396               11
   Legal Fees ...............................         17               8                 25                4
   Audit Fees ...............................          2               6                 35                4
   Filing Fees ..............................         29              40                 89               17
   Shareholders' Reports ....................          4               6                 33                2
   Directors' Fees and Expenses .............          2               4                 10                2
   Other ....................................          8              19                 38                1
                                                  ------          ------             ------           ------
     Total Expenses  ........................        543             425              2,849              224
                                                  ------          ------             ------           ------
   Net Investment Income ....................      1,259           1,151              3,974            5,416
                                                  ------          ------             ------           ------
Net Realized and Unrealized Gain (Loss) on
   Investments and Foreign Currency
Net Realized Gain (Loss) on Investment
   Securities ...............................         42             553             10,843              (28)
Net Realized Gain (Loss) on Foreign Currency
   Transactions .............................        (78)              5                  8               --
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency      5,535           6,974             (3,936)            (323)
   Translation of Foreign Currency
     Denominated Amounts  ...................          8               1               (216)              --
                                                  ------          ------             ------           ------
   Net Gain (Loss) on Investment Securities
     and Foreign Currency  ..................      5,507           7,533              6,699             (351)
                                                  ------          ------             ------           ------
Net Increase in Net Assets Resulting from
   Operations ...............................     $6,766          $8,684            $10,673           $5,065
                                                  ======          ======            =======           ======

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

               FOR THE YEAR (OR PERIOD) ENDED NOVEMBER 30, 1996
                            (AMOUNTS IN THOUSANDS)

                                                                                   The DFA
                                                  The DFA         The DFA         Two-Year          The DFA
                                                  One Year       Five-Year         Global           Global
                                                Fixed Income     Government     Fixed Income     Fixed Income
                                                 Portfolio       Portfolio      Portfolio(1)       Portfolio
                                               --------------   ------------    --------------   --------------
Investment Income
   Interest ................................           --         $11,940               --          $ 8,054
   Income Distributions Received ...........      $42,385              --          $ 6,900               --
                                                  -------         -------          -------          -------
     Total Investment Income  ..............       42,385          11,940            6,900            8,054
                                                  -------         -------          -------          -------
Expenses
   Investment Advisory Services ............           --             402               --              377
   Administrative Fees .....................          770              --              216               --
   Accounting & Transfer Agent Fees ........           19              88               15              187
   Custodian's Fee .........................           --              25               --               43
   Legal Fees ..............................            1               6                1                7
   Audit Fees ..............................            1               7                1               15
   Filing Fees .............................           61              54               20               45
   Shareholders' Reports ...................            5               6                4               11
   Directors' Fees and Expenses ............            1               3               --                7
   Other ...................................            1              20                5                5
                                                  -------         -------          -------          -------
     Total Expenses  .......................          859             611              262              697
                                                  -------         -------          -------          -------
   Net Investment Income ...................       41,526          11,329            6,638            7,357
                                                  -------         -------          -------          -------
Net Realized and Unrealized Gain (Loss) on
   Investments and Foreign Currency
Net Realized Gain (Loss) on Investment
   Securities ..............................         (278)           (887)             (24)           4,823
Net Realized Gain on Foreign Currency
   Transactions ............................           --              --               --            7,527
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
     Currency  .............................        4,048           3,233            9,563           (1,894)
   Translation of Foreign Currency
     Denominated Amounts  ..................           --              --               --           (1,417)
                                                  -------         -------          -------          -------
   Net Gain on Investment Securities and
     Foreign Currency  .....................        3,770           2,346            9,539            9,039
                                                  -------         -------          -------          -------
Net Increase in Net Assets Resulting from
   Operations ..............................      $45,296         $13,675          $16,177          $16,396
                                                  =======         =======          =======          =======


(1) For the period February 9 (commencement of operations) to November 30, 1996.

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                                                                                 The Enhanced
                                      The U.S. 9-10              The U.S. 6-10                The U.S.            U.S. Large
                                      Small Company              Small Company              Large Company          Company
                                        Portfolio                  Portfolio                  Portfolio           Portfolio
                               --------------------------- ---------------------------------------------------- --------------
                                 Year Ended    Year Ended   Year Ended   Year Ended    Year Ended   Year Ended     July 3,
                                  Nov. 30,      Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,     Nov. 30,    to Nov. 30,
                                    1996          1995         1996         1995          1996         1995          1996
                                -------------  ------------ ------------ ------------ ------------ ------------ --------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income  ...... $    2,408     $  3,611     $  1,695     $  1,298      $  2,729     $  1,724      $   300
   Capital Gain Distributions
     Received .................          --           --       10,281        3,702           685           --           --
   Net Realized Gain (Loss) on
     Investment Securities ....     112,062       75,321         (840)       6,412            83          120            1
   Change in Unrealized
     Appreciation (Depreciation)
     of Investment
     Securities ...............      61,134      137,059       25,253       27,538        30,957       21,406        4,091
                                 ----------     --------     --------     --------      --------     --------      -------
        Net Increase in Net Assets
          Resulting from
          Operations ..........     175,604      215,991       36,389       38,950        34,454       23,250        4,392
                                 ----------     --------     --------     --------      --------     --------      -------
Distributions From:
   Net Investment Income  ......       (505)      (3,238)        (218)      (1,307)       (1,899)      (1,728)          --
   Net Realized Gains  .........    (63,526)      (6,831)      (5,838)     (14,069)          (32)        (107)          --
                                 ----------     --------     --------     --------      --------     --------      -------
        Total Distributions  ...    (64,031)     (10,069)      (6,056)     (15,376)       (1,931)      (1,835)          --
                                 ----------     --------     --------     --------      --------     --------      -------
Capital Share Transactions (1):
   Shares Issued  ..............    244,685      109,270       72,430       45,619        84,328       40,956       25,636
   Shares Issued in Lieu of Cash
     Distributions ............      59,632        9,373        5,852       13,251         1,569        1,534           --
   Shares Redeemed  ............   (159,560)     (58,312)     (61,065)      (7,937)      (27,774)     (15,432)        (792)
                                 ----------     --------     --------     --------      --------     --------      -------
        Net Increase From Capital
          Shares Transactions .     144,757       60,331       17,217       50,933        58,123       27,058       24,844
                                 ----------     --------     --------     --------      --------     --------      -------
        Total Increase  ........    256,330      266,253       47,550       74,507        90,646       48,473       29,236
Net Assets
   Beginning of Period  ........    925,474      659,221      186,644      112,137        97,111       48,638           --
                                 ----------     --------     --------     --------      --------     --------      -------
   End of Period  .............. $1,181,804     $925,474     $234,194     $186,644      $187,757     $ 97,111      $29,236
                                 ==========     ========     ========     ========      ========     ========      =======
(1) Shares Issued and Redeemed:
   Shares Issued  ..............     21,310       11,210        5,343        4,106         4,258        2,610        2,543
   Shares Issued in Lieu of Cash
     Distribution .............       5,684          863          469        1,242            80           94           --
   Shares Redeemed  ............    (13,545)      (5,753)      (4,459)        (702)       (1,436)        (927)         (71)
                                 ----------     --------     --------     --------      --------     --------      -------
                                     13,449        6,320        1,353        4,646         2,902        1,777        2,472
                                 ==========     ========     ========     ========      ========     ========      =======

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                                                                            The DFA/AEW
                                             The U.S. Small                 The U.S. Large                  Real Estate
                                                Cap Value                      Cap Value                     Securities
                                                Portfolio                      Portfolio                     Portfolio
                                      -----------------------------  ----------------------------   ----------------------------
                                        Year Ended      Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                         Nov. 30,        Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,
                                           1996            1995           1996           1995           1996           1995
                                       -------------   ------------   ------------   ------------    ------------   ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ...........    $    7,300       $  4,049       $  8,545       $  5,438       $  3,547        $ 2,480
   Capital Gain Distributions Received      15,384          6,400          7,389          3,499             --             --
   Net Realized Gain (Loss) on
     Investment Securities  ........          (917)         1,089           (293)        (1,296)          (381)            18
   Change in Unrealized Appreciation
     (Depreciation) of Investment
     Securities  ...................       169,583        104,890         69,244         61,756          9,679          2,018
                                        ----------       --------       --------       --------       --------        -------
        Net Increase in Net Assets
          Resulting from Operations .      191,350        116,428         84,885         69,397         12,845          4,516
                                        ----------       --------       --------       --------       --------        -------
Distributions From:
   Net Investment Income ...........          (761)        (4,090)        (6,174)        (5,439)          (628)        (1,853)
   Net Realized Gains ..............        (2,190)        (6,604)           (22)        (3,499)            --             --
   Tax Return of Capital ...........            --             --             --             --             --           (433)
                                        ----------       --------       --------       --------       --------        -------
        Total Distributions ........        (2,951)       (10,694)        (6,196)        (8,938)          (628)        (2,286)
                                        ----------       --------       --------       --------       --------        -------
Capital Share Transactions (1):
   Shares Issued ...................       503,665        195,639        254,835        109,335         21,011         13,000
   Shares Issued in Lieu of Cash
     Distributions  ................         2,393          7,554          4,665          6,778            571          2,071
   Shares Redeemed .................       (97,109)       (43,125)       (77,955)       (93,223)       (12,844)        (4,322)
                                        ----------       --------       --------       --------       --------        -------
        Net Increase From Capital
          Shares Transactions  .....       408,949        160,068        181,545         22,890          8,738         10,749
                                        ----------       --------       --------       --------       --------        -------
        Total Increase .............       597,348        265,802        260,234         83,349         20,955         12,979
Net Assets
   Beginning of Period .............       609,950        344,148        280,915        197,566         43,435         30,456
                                        ----------       --------       --------       --------       --------        -------
   End of Period ...................    $1,207,298       $609,950       $541,149       $280,915       $ 64,390        $43,435
                                        ==========       ========       ========       ========       ========        =======
(1) Shares Issued and Redeemed:
   Shares Issued ...................        33,774         15,322         17,878          9,379          1,878          1,279
   Shares Issued in Lieu of Cash
     Distribution  .................           169            550            329            544             54            209
   Shares Redeemed .................        (6,426)        (3,313)        (5,490)        (8,714)        (1,184)          (429)
                                        ----------       --------       --------       --------       --------        -------
                                            27,517         12,559         12,717          1,209            748          1,059
                                        ==========       ========       ========       ========       ========        =======

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                      The Japanese                 The Pacific Rim
                                                      Small Company                 Small Company
                                                        Portfolio                     Portfolio
                                              ----------------------------   ----------------------------
                                                Year Ended     Year Ended     Year Ended     Year Ended
                                                 Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,
                                                   1996           1995           1996           1995
                                               ------------   ------------    ------------   ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ...................    $     884       $    864       $  3,482       $  4,533
   Net Realized Gain on Investment
     Securities  ...........................       17,037          6,621         11,893          6,273
   Net Realized Gain (Loss) on Foreign
     Currency Transactions  ................         (141)            46            (15)             9
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
     Currency  .............................      (31,890)       (28,340)        19,876        (23,959)
   Translation of Foreign Currency
     Denominated Amounts  ..................           (5)           (23)             8              3
                                                ---------       --------       --------       --------
     Net Increase (Decrease) in Net Assets
        Resulting from Operations ..........      (14,115)       (20,832)        35,244        (13,141)
                                                ---------       --------       --------       --------
Distributions From:
   Net Investment Income ...................          (81)          (891)          (223)        (4,485)
   Net Realized Gains ......................       (5,829)        (8,541)        (5,234)        (3,585)
                                                ---------       --------       --------       --------
     Total Distributions  ..................       (5,910)        (9,432)        (5,457)        (8,070)
                                                ---------       --------       --------       --------
Capital Share Transactions (1):
   Shares Issued ...........................       60,653        103,808         37,822         21,624
   Shares Issued in Lieu of Cash
     Distributions  ........................        5,910          9,432          5,457          8,070
   Shares Redeemed .........................     (123,531)       (42,537)       (50,661)       (28,299)
                                                ---------       --------       --------       --------
     Net Increase (Decrease) From Capital
        Shares Transactions ................      (56,968)        70,703         (7,382)         1,395
                                                ---------       --------       --------       --------
     Total Increase (Decrease)  ............      (76,993)        40,439         22,405        (19,816)
Net Assets
   Beginning of Period .....................      371,113        330,674        193,137        212,953
                                                ---------       --------       --------       --------
   End of Period ...........................    $ 294,120       $371,113       $215,542       $193,137
                                                =========       ========       ========       ========
(1) Shares Issued and Redeemed:
     Shares Issued  ........................        2,514          4,585          2,370          1,426
     Shares Issued in Lieu of Cash
        Distribution .......................          247            384            387            552
     Shares Redeemed  ......................       (5,069)        (1,869)        (3,225)        (1,878)
                                                ---------       --------       --------       --------
                                                   (2,308)         3,100           (468)           100
                                                =========       ========       ========       ========

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                      The United Kingdom
                                                        Small Company
                                                          Portfolio
                                                 -----------------------------
                                                 Year Ended       Year Ended
                                                  Nov. 30,         Nov. 30,
                                                    1996             1995
                                                 ------------     ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ...................      $  4,164          $ 5,493
   Net Realized Gain on Investment
     Securities  ...........................         8,116           16,821
   Net Realized Gain (Loss) on Foreign
     Currency Transactions  ................           (13)             (32)
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
     Currency  .............................        27,016           (1,683)
   Translation of Foreign Currency
     Denominated Amounts  ..................            26               (3)
                                                  --------          -------
     Net Increase (Decrease) in Net Assets
        Resulting from Operations ..........        39,309           20,596
                                                  --------          -------
Distributions From:
   Net Investment Income ...................          (414)          (5,241)
   Net Realized Gains ......................       (10,649)          (2,120)
                                                  --------          -------
     Total Distributions  ..................       (11,063)          (7,361)
                                                  --------          -------
Capital Share Transactions (1):
   Shares Issued ...........................        23,463           29,396
   Shares Issued in Lieu of Cash
     Distributions  ........................        11,063            7,361
   Shares Redeemed .........................       (63,713)         (96,375)
                                                  --------          -------
     Net Increase (Decrease) From Capital
        Shares Transactions ................       (29,187)         (59,618)
                                                  --------          -------
     Total Increase (Decrease)  ............          (941)         (46,383)
Net Assets
   Beginning of Period .....................       167,730          214,113
                                                  --------          -------
   End of Period ...........................      $166,789         $167,730
                                                  ========         ========
(1) Shares Issued and Redeemed:
     Shares Issued  ........................           931            1,177
     Shares Issued in Lieu of Cash
        Distribution .......................           485              302
     Shares Redeemed  ......................        (2,522)          (3,746)
                                                  --------          -------
                                                    (1,106)          (2,267)
                                                  ========          =======

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                                                                               The RWB/DFA
                                                                                           The                International
                                                             The Continental          International             High Book
                                                              Small Company           Small Company             to Market
                                                                Portfolio               Portfolio               Portfolio
                                                      ----------------------------    ---------------   --------------------------
                                                                                        October 1,         Year            Year
                                                        Year Ended     Year Ended           to            Ended           Ended
                                                         Nov. 30,       Nov. 30,         Nov. 30,        Nov. 30,        Nov. 30,
                                                           1996           1995             1996            1996            1995
                                                       ------------   ------------    ---------------   -----------    -----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ...........................     $  5,883       $  6,005         $     85        $  4,140          $2,595
   Capital Gain Distributions Received .............           --             --               --           1,341             337
   Net Realized Gain (Loss) on Investment Securities       18,140         16,669              (75)           (162)           (143)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions  .................................          (82)           466               11              --              --
Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency ......       18,297        (26,692)            (558)         23,232           6,730
   Translation of Foreign Currency
     Denominated Amounts  ..........................          (64)           (49)              (7)             --              --
                                                         --------       --------         --------        --------          ------
     Net Increase (Decrease) in Net Assets
        Resulting from Operations ..................       42,174         (3,601)            (544)         28,551           9,519
                                                         --------       --------         --------        --------          ------
Distributions From:
   Net Investment Income ...........................         (447)        (6,257)              --            (187)         (2,601)
   Net Realized Gains ..............................      (16,253)          (500)              --             (33)           (337)
                                                         --------       --------         --------        --------          ------
     Total Distributions  ..........................      (16,700)        (6,757)              --            (220)         (2,938)
                                                         --------       --------         --------        --------          ------
Capital Share Transactions (1):
   Shares Issued ...................................       36,520         40,567          104,726          98,529          63,111
   Shares Issued in Lieu of Cash Distributions .....       16,700          6,757               --             220           2,938
   Shares Redeemed .................................      (93,485)       (63,842)             (64)        (41,726)        (13,565)
                                                         --------       --------         --------        --------          ------
     Net Increase (Decrease) From Capital Shares
        Transactions ...............................      (40,265)       (16,518)         104,662          57,023          52,484
                                                         --------       --------         --------        --------          ------
     Total Increase (Decrease)  ....................      (14,791)       (26,876)         104,118          85,354          59,065
Net Assets
   Beginning of Period .............................      314,116        340,992               --         172,017         112,952
                                                         --------       --------         --------        --------          ------
   End of Period ...................................     $299,325       $314,116         $104,118        $257,371        $172,017
                                                         ========       ========         ========        ========        ========
(1) Shares Issued and Redeemed:
     Shares Issued  ................................        2,469          2,644           10,456           7,546           5,362
     Shares Issued in Lieu of Cash Distribution  ...        1,233            470               --              17             245
     Shares Redeemed  ..............................       (6,315)        (4,198)              (6)         (3,173)         (1,162)
                                                         --------       --------         --------        --------          ------
                                                           (2,613)        (1,084)          10,450           4,390           4,445
                                                         ========       ========         ========        ========          ======


                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                                                                                   The DFA
                                                The Emerging                  The Large Cap                       International
                                                   Markets                    International                      Small Cap Value
                                                  Portfolio                     Portfolio                           Portfolio
                                         ----------------------------   ---------------------------    -----------------------------
                                          Year Ended     Year Ended     Year Ended     Year Ended        Year Ended    Dec. 30, 1994
                                           Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,          Nov. 30,      to Nov. 30,
                                             1996           1995           1996           1995              1996            1995
                                         ------------   ------------    ------------   ------------     ------------    ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income .............     $  1,259       $   298        $  1,151       $  1,083          $ 3,974          $   666
   Net Realized Gain (Loss) on
     Investment Securities  ..........           42          (169)            553           (444)          10,843              124
   Net Realized Gain (Loss) on
     Foreign Currency Transactions  ..          (78)          (57)              5           (120)               8              (13)
   Change in Unrealized Appreciation
    (Depreciation) of :
     Investment Securities and
        Foreign Currency .............        5,535        (2,547)          6,974          4,369           (3,936)          (6,181)
     Translation of Foreign Currency
        Denominated Amounts ..........            8            (3)              1             (5)            (216)             190
                                           --------       -------        --------       --------          --------        --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations  ................        6,766        (2,478)          8,684          4,883           10,673           (5,214)
                                           --------       -------        --------       --------          --------        --------
Distributions From:
   Net Investment Income .............          (19)         (230)            (93)          (934)             (69)            (588)
   Net Realized Gains ................           --            --              --         (1,072)             (18)            (114)
                                           --------       -------        --------       --------          --------        --------
        Total Distributions ..........          (19)         (230)            (93)        (2,006)             (87)            (702)
                                           --------       -------        --------       --------          --------        --------
Capital Share Transactions (1):
   Shares Issued .....................      116,568        39,528          32,545         30,608          231,671         154,664
   Shares Issued in Lieu of Cash
     Distributions  ..................           19           230              93          2,006               87             702
   Shares Redeemed ...................      (10,646)       (3,444)        (29,847)       (23,186)         (13,981)         (2,325)
                                           --------       -------        --------       --------          --------        --------
        Net Increase From Capital
          Shares Transactions  .......      105,941        36,314           2,791          9,428          217,777         153,041
                                           --------       -------        --------       --------          --------        --------
        Total Increase ...............      112,688        33,606          11,382         12,305          228,363         147,125
Net Assets
   Beginning of Period ...............       49,337        15,731          67,940         55,635          147,125              --
                                           --------       -------        --------       --------          --------        --------
   End of Period .....................     $162,025       $49,337        $ 79,322       $ 67,940         $375,488        $147,125
                                           ========       =======        ========       ========          ========        ========
(1) Shares Issued and Redeemed:
   Shares Issued .....................       10,008         3,674           2,443          2,502           22,038          15,363
   Shares Issued in Lieu of Cash
      Distribution  ..................            1            23               7            166                9              73
   Shares Redeemed ...................         (935)         (323)         (2,249)        (1,946)          (1,330)           (232)
                                           --------       -------        --------       --------          --------        --------
                                              9,074         3,374             201            722           20,717          15,204
                                           ========       =======        ========       ========          ========        ========

                                       69

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                      The DFA
                                              Intermediate Government           The DFA One-Year              The DFA Five-Year
                                                   Fixed Income                   Fixed Income                   Government
                                                     Portfolio                     Portfolio                      Portfolio
                                           ----------------------------   ----------------------------  ---------------------------
                                             Year Ended     Year Ended     Year Ended     Year Ended      Year Ended     Year Ended
                                              Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,        Nov. 30,       Nov. 30,
                                                1996           1995           1996           1995            1996           1995
                                            ------------   ------------    ------------   ------------   ------------    ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ................     $  5,416       $  4,391       $  41,526      $  36,286       $11,329        $ 16,294
   Net Realized Gain (Loss) on
     Investment Securities  .............          (28)           874            (278)        (1,504)         (887)         (8,073)
   Change in Unrealized Appreciation
     (Depreciation) of Investment
     Securities  ........................         (323)         6,019           4,048         11,442         3,233          15,097
                                              --------       --------       ---------      ---------      ---------       --------
     Net Increase in Net Assets
        Resulting from Operations .......        5,065         11,284          45,296         46,224        13,675          23,318
                                              --------       --------       ---------      ---------      ---------       --------
Distributions From:
   Net Investment Income ................       (3,948)        (4,374)        (41,474)       (36,352)       (6,632)        (16,191)
   Net Realized gains ...................         (311)          (578)             --           (405)           --              --
                                              --------       --------       ---------      ---------      ---------       --------
        Total Distributions .............       (4,259)        (4,952)        (41,474)       (36,757)       (6,632)        (16,191)
                                              --------       --------       ---------      ---------      ---------       --------
Capital Share Transactions (1):
   Shares Issued ........................       39,452         30,310         671,259        357,430        92,309         128,212
   Shares Issued in Lieu of Cash
     Distributions  .....................        1,047          1,636          31,884         26,485         4,746          11,921
   Shares Redeemed ......................      (11,448)       (21,018)       (557,394)      (280,658)     (230,633)        (81,893)
                                              --------       --------       ---------      ---------     ---------        --------
        Net Increase (Decrease) From
          Capital Shares Transactions  ..       29,051         10,928         145,749        103,257      (133,578)         58,240
                                              --------       --------       ---------      ---------     ---------        --------
        Total Increase (Decrease) .......       29,857         17,260         149,571        112,724      (126,535)         65,367
Net Assets
   Beginning of Period ..................       78,087         60,827         704,950        592,226       300,921         235,554
                                              --------       --------       ---------      ---------     ---------        --------
   End of Period ........................     $107,944       $ 78,087       $ 854,521      $ 704,950     $ 174,386        $300,921
                                              ========       ========       =========      =========     =========        ========
(1) Shares Issued and Redeemed:  ........
   Shares Issued ........................        3,606          2,770          65,904         35,060         9,105          12,740
   Shares Issued in Lieu of Cash
      Distribution  .....................           97            150           3,139          2,620           479           1,190
   Shares Redeemed ......................       (1,033)        (1,920)        (54,688)       (27,540)      (22,787)         (8,160)
                                              --------       --------       ---------      ---------     ---------        --------
                                                 2,670          1,000          14,355         10,140       (13,203)          5,770
                                              ========       ========       =========      =========     =========        ========


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                     The DFA Two-Year            The DFA Global
                                                    Global Fixed Income           Fixed Income
                                                         Portfolio                 Portfolio
                                                    -------------------  ----------------------------
                                                          Feb. 9           Year Ended     Year Ended
                                                        to Nov. 30,         Nov. 30,       Nov. 30,
                                                           1996               1996           1995
                                                    -------------------   ------------    ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ........................        $  6,638          $   7,357       $ 10,094
   Net Realized Gain (Loss) on
     Investment Securities  .....................             (24)             4,823          2,020
   Net Realized Gain on
     Foreign Currency Transactions  .............              --              7,527          5,130
   Change in Unrealized Appreciation (Depreciation)
     of:
     Investment Securities and Foreign Currency .           9,563             (1,894)         6,020
     Translation of Foreign Currency Denominated
        Amounts .................................              --             (1,417)         1,699
                                                         --------          ---------       --------
        Net Increase in Net Assets Resulting from
          Operations  ...........................          16,177             16,396         24,963
                                                         --------          ---------       --------
Distributions From:  ............................
   Net Investment Income ........................          (6,015)            (8,834)       (13,843)
                                                         --------          ---------       --------
Capital Share Transactions (1):
   Shares Issued ................................         338,432             73,085         95,850
   Shares Issued in Lieu of Cash
     Distributions  .............................           5,844              5,176          9,165
   Shares Redeemed ..............................         (35,095)          (128,217)       (43,498)
                                                         --------          ---------       --------
        Net Increase (Decrease) From Capital Shares
          Transactions  .........................         309,181            (49,956)        61,517
                                                         --------          ---------       --------
        Total Increase (Decrease) ...............         319,343            (42,394)        72,637
Net Assets
   Beginning of Period ..........................              --            208,166        135,529
                                                         --------          ---------       --------
   End of Period ................................        $319,343          $ 165,772       $208,166
                                                         ========          =========       ========
(1) Shares Issued and Redeemed:
   Shares Issued ................................          33,694              7,056          9,380
   Shares Issued in Lieu of Cash  Distribution ..             580                286            890
   Shares Redeemed ..............................          (3,465)           (12,144)        (4,270)
                                                         --------          ---------       --------
                                                           30,809             (4,802)         6,000
                                                         ========          =========       ========


                 See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                       The U.S. 9-10 Small Company Portfolio
                                          ---------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                           Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,
                                             1996         1995         1994         1993          1992
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ..   $    11.03     $   8.49    $     8.69    $    7.75    $    6.33
                                          ----------     --------    ----------    ---------    ---------
Income From Investment Operations
---------------------------------
   Net Investment Income ..............         0.03         0.05          0.01         0.03         0.04
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  .......         1.85         2.61          0.40         1.67         1.53
                                          ----------     --------    ----------    ---------    ---------
     Total From Investment Operations .         1.88         2.66          0.41         1.70         1.57
---------------------------------------------------------------------------------------------------------
Less Distributions
-------------------
   Net Investment Income ..............        (0.01)       (0.04)       (0.03)       (0.05)       (0.05)
   Net Realized Gains .................        (0.76)       (0.08)       (0.58)       (0.71)       (0.10)
                                          ----------     --------    ----------    ---------    ---------
     Total Distributions  .............        (0.77)       (0.12)       (0.61)       (0.76)       (0.15)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  .......   $    12.14     $  11.03     $   8.49     $   8.69     $   7.75
=========================================================================================================
Total Return  .........................        18.05%       31.37%        5.06%       23.91%       25.24%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $1,181,804     $925,474     $659,221     $630,918     $651,313
Ratio of Expenses to Average Net
   Assets .............................         0.61%        0.62%        0.65%        0.70%        0.68%
Ratio of Net Investment Income to
   Average Net Assets .................         0.22%        0.45%        0.16%        0.26%        0.53%
Portfolio Turnover Rate  ..............        23.68%       24.65%       16.56%        9.87%        9.72%
Average Commission Rate (1)  ..........   $   0.0604          N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                           Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,
                                             1991         1990         1989         1988          1987
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ..    $    5.34    $    7.74      $   7.66     $   7.50     $   8.94
                                           ---------    ---------    ----------   ----------   ----------
Income From Investment Operations
---------------------------------
   Net Investment Income ..............         0.04         0.07          0.07         0.10         0.09
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  .......         1.64        (1.77)         0.98         1.48        (1.53)
                                           ---------    ---------      --------    ---------     --------
     Total From Investment Operations           1.68        (1.70)         1.05         1.58        (1.44)
---------------------------------------------------------------------------------------------------------
Less Distributions
-------------------
   Net Investment Income ..............        (0.07)       (0.08)        (0.09)       (0.11)       --
   Net Realized Gains .................        (0.62)       (0.62)        (0.88)       (1.31)       --
                                           ---------    ---------      --------    ---------     --------
     Total Distributions  .............        (0.69)       (0.70)        (0.97)       (1.42)       --
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  .......     $   6.33     $   5.34      $   7.74     $   7.66     $   7.50
=========================================================================================================
Total Return  .........................        39.08%      (24.09)%       16.09%       24.36%      (16.04)%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)       $722,289     $561,102      $949,291     $912,518     $788,821
Ratio of Expenses to Average Net
   Assets .............................         0.64%        0.62%         0.62%        0.62%        0.61%
Ratio of Net Investment Income to
   Average Net Assets .................         0.75%        0.99%         0.86%        1.19%        0.92%
Portfolio Turnover Rate  ..............        10.13%        3.79%         7.86%       25.98%       23.05%
Average Commission Rate (1)  ..........          N/A          N/A           N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------


(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.
    See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            The U.S. 6-10 Small Company Portfolio
                                  ---------------------------------------------------------
                                    Year       Year       Year        Year
                                   Ended      Ended       Ended      Ended       March 20,
                                  Nov. 30,   Nov. 30,   Nov. 30,    Nov. 30,    to Nov. 30,
                                    1996       1995       1994        1993         1992
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period ......................   $  12.64   $  11.08    $  11.43   $   10.35     $  10.00
                                  --------   --------    --------   ---------     --------
Income From Investment
----------------------
 Operations
 ----------
   Net Investment Income ......       0.11       0.09        0.09        0.08         0.04
   Net Gain (Losses) on
     Securities (Realized and
     Unrealized)  .............       2.20       2.81       (0.07)       1.43         0.31
                                  --------   --------    --------   ---------     --------
   Total From Investment
     Operations  ..............       2.31       2.90        0.02        1.51         0.35
------------------------------------------------------------------------------------------

Less Distributions
------------------
   Net Investment Income ......      (0.02)     (0.14)      (0.09)      (0.11)          --
   Net Realized Gains .........      (0.40)     (1.20)      (0.28)      (0.32)          --
                                  --------   --------    --------   ---------     --------
   Total Distributions ........      (0.42)     (1.34)      (0.37)      (0.43)          --
------------------------------------------------------------------------------------------
Net Asset Value, End of Period    $  14.53   $  12.64    $  11.08   $   11.43     $  10.35
==========================================================================================
Total Return  .................      18.73%     28.75%       0.22%      14.72%        6.70%#
------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ................   $234,194   $186,644    $112,137    $136,863      $134,418
Ratio of Expenses to Average
   Net Assets** ...............       0.48%      0.49%       0.53%       0.58%         0.48%*
   Ratio of Net Investment
     Income to Average Net
     Assets  ..................       0.75%      0.83%       0.72%       0.70%        0.96%*
   Portfolio Turnover Rate ....        N/A***     N/A***      N/A***     1.81%*(b)    3.41%*
   Average Commission Rate ....        N/A***     N/A         N/A         N/A          N/A
------------------------------------------------------------------------------------------



                                                                                                              The
                                                                                                            Enhanced
                                                                                                           U.S. Large
                                                                                                            Company
                                                    The U.S. Large Company Portfolio                       Portfolio
                                 ----------------------------------------------------------------------    -----------
                                    Year       Year       Year        Year         Year      Dec. 31,
                                   Ended      Ended       Ended       Ended       Ended        1990        July 3, to
                                  Nov. 30,   Nov. 30,   Nov. 30,    Nov. 30,     Nov. 30,   to Nov. 30,   to Nov. 30,
                                    1996       1995       1994        1993         1992        1991           1996
---------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
  Period ......................   $   18.12   $ 13.58    $  13.91    $  13.12    $ 11.44     $  10.00      $  10.00
                                  ---------   -------    --------    --------    -------     --------     ---------
Income From Investment
----------------------
 Operations
 ----------
   Net Investment Income ......       0.41       0.35        0.37        0.36        0.36         0.34           0.12
   Net Gain (Losses) on
     Securities (Realized and
     Unrealized)  .............       4.52       4.57       (0.22)       0.87        1.69         1.34           1.71
                                  --------   --------    --------    --------    --------     --------      ---------
   Total From Investment
     Operations  ..............       4.93       4.92        0.15        1.23        2.05         1.68           1.83
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income ......      (0.31)     (0.36)      (0.37)      (0.44)      (0.37)      (0.24)            --
   Net Realized Gains .........      (0.01)     (0.02)      (0.11)      --          --           --               --
                                  --------    -------    --------     -------    --------     -------      ---------
   Total Distributions ........      (0.32)     (0.38)      (0.48)      (0.44)      (0.37)      (0.24)            --
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period    $  22.73    $ 18.12  $    13.58     $ 13.91     $ 13.12     $ 11.44       $  11.83
=====================================================================================================================
Total Return  .................      27.49%     36.54%       1.04%       9.48%      18.23%       16.80%#        18.30%#
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ................   $187,757    $97,111     $48,638     $37,830     $34,908      $22,279        $29,236
   Ratio of Expenses to Average
   Net Assets** ...............      0.21%(a)   0.24%(a)   0.24%(a)    0.24%(a)     0.11%(a)    0.00%*(a)      0.65%*(c)
   Ratio of Net Investment
     Income to Average Net
     Assets  ..................      2.10%(a)   2.29%(a)   2.75%(a)    2.48%(a)     2.86%(a)    3.42%*(a)      3.44%*(c)
   Portfolio Turnover Rate ....       N/A***     N/A***     N/A***    27.67%*(b)    3.56%       0.97%*          N/A***
   Average Commission Rate ....       N/A***     N/A        N/A         N/A          N/A         N/A            N/A***
---------------------------------------------------------------------------------------------------------------------

  * Annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series for the year ended November 30, 1993 and subsequent years.
*** Refer to the respective Master Fund Series
  # Non-Annualized
(a) Had certain waivers and reimbursements not been in effect the ratios of expenses to average net assets for the periods ended November 30, 1996, 1995, 1994, 1993, 1992 and 1991 would have been 0.45%, 0.46%, 0.66%,
    0.79%, 0.53% and 0.52%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1996, 1995, 1994, 1993, 1992, and 1991 would have been 1.85 %, 2.23%, 2.64%,
    2.28%, 2.44% and 2.90%, respectively.
(b) Portfolio turnover calculated for the period December 1, 1992 to February 2, 1993 and December 1, 1992 to February 7, 1993, respectively (through date of Exchange transaction, see respective Master Fund Series for rate subsequent to Exchange transaction.)
(c) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                 See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             The U.S. Small Cap
                                              Value Portfolio
                             ------------------------------------------------
                                 Year         Year         Year       March 2
                                Ended         Ended       Ended         to
                               Nov. 30,     Nov. 30,     Nov. 30,    Nov. 30,
                                 1996         1995         1994        1993
------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ....     $    14.03     $  11.13    $  11.04     $ 10.00
                               ----------     --------    --------     -------
Income From Investment
----------------------
  Operations
  ----------
   Net Investment Income .          0.11         0.10        0.14         0.11
   Net Gain (Losses) on
     Securities (Realized
     and Unrealized)  ....          2.93         3.06        0.10         1.03
                               ----------     --------    --------     -------
    Total From Investment
      Operations  ........          3.04         3.16        0.24         1.14
------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .         (0.02)       (0.10)       (0.15)      (0.10)
   Net Realized Gain .....         (0.05)       (0.16)          --          --
   Tax Return of Capital .            --           --           --          --
                               ----------     --------    --------     -------
   Total Distributions ...         (0.07)       (0.26)       (0.15)      (0.10)
------------------------------------------------------------------------------
Net Asset Value, End of
   Period ................    $    17.00     $  14.03    $  11.13      $ 11.04
==============================================================================
Total Return  ............         21.70%       28.41%        2.19%      11.39%#
------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...........    $1,207,298     $609,950    $344,148      $95,682
Ratio of Expenses to
   Average Net Assets** ..          0.61%        0.64%        0.66%       0.70%*
Ratio of Net Investment
   Income to Average Net
   Assets ................          0.78%        0.85%        1.69%       1.97%*
Portfolio Turnover Rate  .           N/A***       N/A***       N/A***      N/A***
Average Commission
   Rate (1) ..............           N/A***       N/A          N/A         N/A
------------------------------------------------------------------------------


                                                                                       The DFA/AEW Real
                                         The U.S. Large Cap                           Estate Securities
                                          Value Portfolio                                 Portfolio
                             ------------------------------------------   -------------------------------------------
                               Year       Year       Year      Feb. 19      Year        Year       Year      Jan. 5
                              Ended      Ended       Ended       to         Ended      Ended       Ended       to
                             Nov. 30,   Nov. 30,    Nov. 30,   Nov. 30,    Nov. 30,   Nov. 30,    Nov. 30,   Nov. 30,
                               1996       1995        1994       1993        1996       1995        1994       1993
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ....   $  13.29   $   9.91   $  10.60   $  10.00     $  10.00   $  9.28      $ 10.92    $ 10.00
                             --------   --------   --------   --------     --------   --------     -------    -------
Income From Investment
----------------------
  Operations
  ----------
   Net Investment Income .       0.30        0.29     0.32        0.18         0.71      0.61         0.37       0.20
   Net Gain (Losses) on
     Securities (Realized
     and Unrealized)  ....       2.62        3.55    (0.68)       0.59         2.08      0.68        (1.65)      0.91
                             --------   --------   --------   --------     --------   --------       -------   -------
    Total From Investment
      Operations  ........       2.92        3.84    (0.36)       0.77         2.79      1.29        (1.28)      1.11
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .      (0.23)     (0.29)    (0.33)      (0.17)       (0.14)    (0.46)       (0.28)     (0.19)
   Net Realized Gain .....        --       (0.17)       --         --            --       --           --          --
   Tax Return of Capital .        --         --         --         --            --     (0.11)       (0.08)        --
                             --------   --------   --------   --------     --------   --------      -------    -------
   Total Distributions ...      (0.23)    (0.46)     (0.33)      (0.17)       (0.14)    (0.57)       (0.36)     (0.19)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period ................  $   15.98  $  13.29    $   9.91    $ 10.60      $ 12.65   $ 10.00       $ 9.28    $ 10.92
======================================================================================================================
Total Return  ............     22.20%     39.13%      (3.27)%     7.59%#      28.24%    14.00%      (11.76)%    11.08%#
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...........  $541,149   $280,915    $197,566    $90,288      $64,390   $43,435      $30,456    $22,106
Ratio of Expenses to
   Average Net Assets** ..      0.36%      0.42%       0.44%      0.47%*       0.71%     0.82%        0.90%      0.88%*
Ratio of Net Investment
   Income to Average Net
   Assets ................      2.17%      2.49%       3.50%      3.38%*       7.08%     6.76%        3.90%      2.63%*
Portfolio Turnover Rate  .       N/A***     N/A***      N/A***     N/A***     11.25%     0.66%       28.87%      0.55%*
Average Commission
   Rate (1) ..............       N/A***     N/A         N/A        N/A      $0.0455       N/A          N/A        N/A
----------------------------------------------------------------------------------------------------------------------

  * Annualized
  # Non-annualized.
 ** Represents the combined ratios for The U.S. Small Cap Value Portfolio and
    The U.S. Large Cap Value Portfolio and their pro-rata shares of the respective Master Fund Series.
*** Refer to the respective Master Fund Series
(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                  See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            The Japanese Small Company Portfolio
                                   --------------------------------------------------------
                                      Year        Year       Year       Year        Year
                                     Ended       Ended       Ended      Ended      Ended
                                    Nov. 30,    Nov. 30,   Nov. 30,   Nov. 30,    Nov. 30,
                                      1996        1995       1994       1993        1992
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period .......................    $  22.78    $  25.06    $  19.96   $  18.92   $  25.05
                                    ---------    --------   --------   --------    --------
Income From Investment
----------------------
  Operations
  ----------
   Net Investment Income (Loss)         0.07        0.06        0.05       0.04       0.04
   Net Gain (Losses) on
     Securities (Realized and
     Unrealized)  ..............       (1.45)      (1.65)       5.76       1.75      (5.69)
                                    ---------    --------   --------   --------    --------
   Total From Investment
     Operations  ...............       (1.38)      (1.59)       5.81       1.79      (5.65)
-------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .......       (0.01)      (0.06)      (0.04)     (0.05)       --
   Net Realized Gains ..........       (0.36)      (0.63)      (0.67)     (0.70)     (0.48)
                                    ---------    --------   --------   --------    --------
   Total Distributions .........       (0.37)      (0.69)      (0.71)     (0.75)     (0.48)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period .    $  21.03    $  22.78     $ 25.06   $  19.96   $  18.92
===========================================================================================
Total Return  ..................      (6.28)%      (6.54)%     29.59%      9.52%    (23.01)%
-------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) .................   $294,120     $371,113    $330,674   $209,244   $139,892
Ratio of Expenses to Average
   Net Assets** ................       0.72%        0.74%       0.76%      0.82%      0.78%
Ratio of Net Investment Income
   to Average Net Assets .......       0.24%        0.25%       0.10%      0.06%      0.10%
Portfolio Turnover Rate  .......      18.52%*(a)    7.79%      10.51%      9.36%      5.00%
Average Commission Rate (1)  ...   $ 0.0458(a)       N/A         N/A        N/A        N/A
-------------------------------------------------------------------------------------------

                                     Year       Year       Year        Year        Year
                                    Ended      Ended       Ended       Ended      Ended
                                   Nov. 30,   Nov. 30,   Nov. 30,    Nov. 30,    Nov. 30,
                                     1991       1990       1989        1988        1987
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period .......................   $ 26.27   $   38.33   $   31.03   $   24.87   $  14.39
                                   --------   ---------   ---------    --------   --------
Income From Investment
----------------------
  Operations
  ----------
   Net Investment Income (Loss)      (0.01)      (0.03)      (0.09)      (0.05)     (0.01)
   Net Gain (Losses) on
     Securities (Realized and
     Unrealized)  ..............      0.51      (10.74)       9.09       10.42      10.53
                                   --------   ---------   ---------    --------   --------
   Total From Investment
     Operations  ...............      0.50      (10.77)       9.00       10.37      10.52
------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .......        --          --          --          --         --
   Net Realized Gains ..........     (1.72)      (1.29)      (1.70)      (4.21)     (0.04)
                                   --------   ---------   ---------    --------   --------
   Total Distributions .........     (1.72)      (1.29)      (1.70)      (4.21)     (0.04)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $ 25.05    $  26.27    $  38.33    $  31.03    $ 24.87
==========================================================================================
Total Return  ..................      1.68%     (29.12)%     30.63%      47.62%     73.09%
------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) .................  $159,475    $149,100    $168,820    $107,863    $60,450
Ratio of Expenses to Average
   Net Assets** ................      0.78%       0.83%       0.76%       0.76%      0.78%
Ratio of Net Investment Income
   to Average Net Assets .......     (0.11)%     (0.22)%     (0.34)%     (0.23)%    (0.08)%
Portfolio Turnover Rate  .......      2.71%      10.26%       5.76%       9.14%      0.07%
Average Commission Rate (1)  ...       N/A         N/A         N/A         N/A        N/A
------------------------------------------------------------------------------------------

 *  Annualized
(a) Portfolio turnover and average commission calculated for the period December 1, 1995 to August 9, 1996, (through date of Transfer transaction, see Master Fund Series for rates subsequent to Transfer 6 transaction).
(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.
** Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series for the year ended November 30, 1996.


                 See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             The United Kingdom
                                                                                Small Company
                               The Pacific Rim Small Company Portfolio            Portfolio
                             --------------------------------------------  ----------------------
                                Year        Year       Year      Jan. 5        Year        Year
                               Ended       Ended       Ended       to         Ended       Ended
                              Nov. 30,    Nov. 30,   Nov. 30,   Nov. 30,     Nov. 30,    Nov. 30,
                                1996        1995       1994       1993         1996        1995
-------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ....  $  14.38     $  15.98    $  16.45   $  10.00    $  24.09    $  23.20
                            --------     --------    --------   --------    ---------   --------
Income From Investment
----------------------
 Operations
 ----------
   Net Investment Income .      0.27         0.34        0.23       0.11        0.72        0.84
   Net Gain (Losses) on
     Securities (Realized
     and Unrealized)  ....      2.40        (1.33)       0.47       6.46        5.31        1.12
                            --------     --------    --------   --------   ---------    --------
     Total From
        Investment
        Operations .......      2.67        (0.99)       0.70       6.57        6.03        1.96
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .     (0.02)       (0.34)      (0.23)     (0.09)      (0.06)      (0.76)
   Net Realized Gains ....     (0.40)       (0.27)      (0.94)     (0.03)      (1.59)      (0.31)
                           ---------     --------    --------   --------    ---------    --------
     Total Distributions       (0.42)       (0.61)      (1.17)     (0.12)      (1.65)      (1.07)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period ................  $  16.63     $  14.38    $  15.98   $  16.45    $  28.47    $  24.09
=================================================================================================
Total Return  ............     19.06%       (6.27)%      4.26%     65.71%#     26.76%       8.39%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...........  $215,542     $193,137    $212,953   $164,623    $166,789    $167,730
Ratio of Expenses to
   Average Net Assets** ..      0.84%        0.83%       0.95%      1.16%*      0.73%       0.72%
Ratio of Net Investment
   Income to Average Net
   Assets ................      1.70%        2.22%       1.47%      1.27%*      2.49%       2.51%
Portfolio Turnover Rate  .      7.05%*(a)    5.95%      26.05%      2.77%*      3.72%*(a)   7.82%
Average Commission
   Rate (1) ..............  $ 0.0094(a)       N/A         N/A        N/A    $ 0.0103(a)      N/A
-------------------------------------------------------------------------------------------------

                               Year       Year       Year       Year        Year       Year       Year       Year
                              Ended      Ended       Ended      Ended       Ended      Ended      Ended      Ended
                             Nov. 30,   Nov. 30,   Nov. 30,    Nov. 30,    Nov. 30,   Nov. 30,   Nov. 30,   Nov. 30,
                               1994       1993       1992       1991        1990       1989       1988        1987
---------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ....   $  21.22   $  16.38   $  21.37    $  20.41    $  22.55   $  28.29    $  23.41    $ 16.29
                             --------   --------   --------    --------    --------   --------    --------   --------
Income From Investment
----------------------
 Operations
 ----------
   Net Investment Income .       0.48       0.45       0.64        0.69        0.92       0.52        0.61       0.17
   Net Gain (Losses) on
     Securities (Realized
     and Unrealized)  ....       2.03       5.34      (4.98)       1.71       (1.34)     (4.75)       5.18       7.35
                             --------   --------   --------    --------    --------   --------    --------   --------
     Total From
        Investment
        Operations .......       2.51       5.79      (4.34)       2.40       (0.42)     (4.23)       5.79       7.52
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .      (0.53)     (0.95)     (0.65)      (0.90)      (0.75)     (0.54)      (0.28)     (0.36)
   Net Realized Gains ....        --          --         --       (0.54)      (0.97)     (0.97)      (0.63)     (0.04)
                             --------   --------   --------     --------    --------   --------    --------   --------
     Total Distributions        (0.53)     (0.95)     (0.65)      (1.44)      (1.72)     (1.51)      (0.91)     (0.40)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period ................   $  23.20   $  21.22   $  16.38    $  21.37    $  20.41   $  22.55    $  28.29    $ 23.41
=====================================================================================================================
Total Return  ............      11.85%     36.42%    (20.93)%     12.55%      (2.22)%   (15.40)%     23.66%     47.44%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...........   $214,113   $181,789   $121,086    $146,873    $127,137   $119,385    $121,337    $82,197
Ratio of Expenses to
   Average Net Assets** ..       0.74%      0.78%      0.76%       0.84%       0.83%      0.70%       0.71%      0.85%
Ratio of Net Investment
   Income to Average Net
   Assets ................       1.95%      2.22%      3.19%       3.44%       4.34%      2.24%       2.58%      1.92%
Portfolio Turnover Rate  .      10.75%      8.21%      4.41%       4.50%      10.86%     11.38%      12.55%      9.50%
Average Commission
   Rate (1) ..............        N/A        N/A        N/A         N/A         N/A        N/A         N/A        N/A
---------------------------------------------------------------------------------------------------------------------

  * Annualized
  # Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series for the year ended November 30, 1996.
(a) Portfolio turnover and average commission calculated for the period December 1, 1995 to August 9, 1996, (through date of Transfer transaction, see respective Master Fund Series for rates subsequent to Transfer transaction).
(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          The Continental Small Company Portfolio
                            --------------------------------------------------------------------
                                Year        Year       Year       Year        Year       Year
                               Ended       Ended       Ended      Ended      Ended      Ended
                              Nov. 30,    Nov. 30,   Nov. 30,   Nov. 30,    Nov. 30,   Nov. 30,
                                1996        1995       1994       1993        1992       1991
------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ....  $  14.13    $   14.63   $  12.62   $   11.39   $   14.18   $   16.24
                            --------    ---------   --------   ---------   ---------   ---------
Income From Investment
----------------------
 Operations
 ----------
   Net Investment Income .      0.30         0.29       0.18        0.23        0.28        0.27
   Net Gain (Losses) on
     Securities (Realized
     and Unrealized)  ....      1.58        (0.48)      2.10        1.46       (2.11)      (1.66)
                            --------    ---------   --------   ---------   ---------   ---------
     Total From
        Investment
        Operations .......      1.88        (0.19)      2.28        1.69       (1.83)      (1.39)
------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .     (0.02)       (0.29)     (0.19)      (0.44)      (0.26)      (0.29)
   Net Realized Gains ....     (0.73)       (0.02)     (0.07)      (0.02)      (0.70)      (0.38)
   Tax Return of Capital .        --           --      (0.01)         --          --          --
                            --------    ---------   --------   ---------   ---------   ---------
     Total Distributions       (0.75)       (0.31)     (0.27)      (0.46)      (0.96)      (0.67)
------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period ................  $  15.26    $   14.13   $  14.63    $  12.62   $   11.39   $   14.18
================================================================================================
Total Return  ............     13.96%       (1.33)%    18.19%      15.27%     (13.85)%     (9.11)%
------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...........  $299,325     $314,116    $40,992    $266,175    $196,845    $214,054
Ratio of Expenses to
   Average Net Assets ....    **0.73%        0.74%      0.77%       0.83%       0.90%       0.86%
Ratio of Net Investment
   Income to Average Net
   Assets ................      1.81%        1.69%      1.21%       1.61%       2.11%       1.68%
Portfolio Turnover Rate  .      3.67%*(c)    9.79%     10.22%       8.99%       6.35%       7.69%
Average Commission Rate (1) $ 0.1030(c)       N/A        N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------


                                                                  The
                                                             International
                                                                  Small
                                    The Continental              Company                The RWB/DFA International
                                Small Company Portfolio         Portfolio            High Book to Market Portfolio
                            --------------------------------   ------------   ----------------------------------------------
                               Year       Year     April 15       Oct. 1         Year       Year        Year       June 10
                              Ended      Ended        to            to          Ended      Ended        Ended         to
                             Nov. 30,   Nov. 30,   Nov. 30,      Nov. 30,      Nov. 30,   Nov. 30,    Nov. 30,     Nov. 30,
                               1990       1989       1988          1996          1996       1995        1994         1993
 -------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ....  $  16.15   $  12.02    $  10.00     $  10.00     $   12.02   $  11.44    $   9.92    $  10.00
                             --------   --------    --------   -------------   --------   --------    ----------   -------
Income From Investment
----------------------
 Operations
 ----------
   Net Investment Income .      0.25       0.12        0.17         0.01          0.22       0.19        0.14         0.06
   Net Gain (Losses) on
     Securities (Realized
     and Unrealized)  ....      0.31       4.10        1.85        (0.05)         1.53       0.60        1.52        (0.11)
                             --------   --------    --------   -------------   --------   --------    ----------   -------
     Total From
        Investment
        Operations .......      0.56       4.22        2.02        (0.04)         1.75       0.79        1.66        (0.05)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .     (0.20)     (0.09)         --           --         (0.01)     (0.19)      (0.14)       (0.03)
   Net Realized Gains ....     (0.27)        --          --           --            --      (0.02)         --           --
   Tax Return of Capital .        --         --          --           --            --         --          --           --
                             --------   --------    --------   -------------   --------   --------    ----------   -------
     Total Distributions       (0.47)     (0.09)         --           --         (0.01)     (0.21)      (0.14)       (0.03)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period ................  $  16.24   $  16.15    $  12.02     $   9.96      $  13.76   $  12.02    $  11.44     $   9.92
==========================================================================================================================
Total Return  ............      3.50%     35.62%     20.01%#       (0.40)%#      14.61%      6.95%      16.71%       (0.50)%#
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...........  $245,465   $199,065    $78,689      $104,118      $257,371   $172,017    $112,952      $63,235
Ratio of Expenses to
   Average Net Assets ....      0.89%      0.82%      1.05%*      **0.70%*(d)   **0.54%    **0.68%     **0.69%(a)     0.65%*(a)
Ratio of Net Investment
   Income to Average Net
   Assets ................      1.63%      1.41%      3.27%*        0.54%*(d)     1.88%      1.85%       1.39%(a)     1.40%*(a)
Portfolio Turnover Rate  .      6.24%      5.70%      0.26%*        N/A***         N/A***     N/A***    0.15%*(b)     0.41%*
Average Commission Rate (1)      N/A        N/A        N/A          N/A***         N/A***     N/A        N/A           N/A
--------------------------------------------------------------------------------------------------------------------------

  * Annualized
  # Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
*** Refer to the respective Master Fund Series.
(a) Had certain waivers not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1994 and 1993 would have been 0.73% and 0.82%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1994 and 1993 would have been 1.38% and 1.23%, respectively.
(b) Portfolio turnover calculated for the period December 1, 1993 to February 15, 1994 (through date of Exchange transaction, see respective Master Fund Series for rate subsequent to Exchange transaction).
(c) Portfolio turnover and average commission calculated for the period December 1, 1995 to August 9, 1996 (through date of Transfer transaction, see Master Fund Series for rates subsequent to Transfer transaction).
(d) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios. Additionally, had certain waivers not been in effect, the ratio of expenses to average net assets would have been 0.79%, and the ratio of net investment income to average net assets would have been 0.45%.
(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     The Emerging
                                                   Markets Portfolio             The Large Cap International Portfolio
                                        --------------------------------------   -------------------------------------

                                         Year Ended   Year Ended   April 25 to   Year Ended    Year Ended   Year Ended
                                          Nov. 30,     Nov. 30,      Nov. 30,     Nov. 30,      Nov. 30,     Nov. 30,
                                            1996         1995          1994         1996          1995         1994
 ---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $  10.35      $ 11.30      $  10.00     $ 12.60        $ 11.91      $ 11.26
                                         ----------   ----------    -----------   ----------   ----------   ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss) ......         0.09         0.06         (0.02)       0.21           0.15         0.09
   Net Gains (Losses) on Securities
     (Realized and Unrealized)  ......         1.27        (0.96)         1.32        1.39           0.95         1.11
                                         ----------   ----------    -----------   ----------   ----------   ----------
   Total From Investment Operations ..         1.36        (0.90)         1.30        1.60           1.10         1.20
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .............           --        (0.05)           --       (0.02)         (0.18)       (0.09)
   Net Realized Gains ................           --           --            --          --          (0.23)       (0.46)
                                         ----------   ----------    -----------   ----------   ----------   ----------
   Total Distributions ...............           --        (0.05)           --       (0.02)         (0.41)       (0.55)
----------------------------------------------------------------------------------------------------------------------
   Net Asset Value, End of Period ....     $  11.71      $ 10.35       $ 11.30     $ 14.18        $ 12.60      $ 11.91
======================================================================================================================
   Total Return ......................        13.18%       (7.96)%       13.00%#     12.68%          9.37%       10.74%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) .......................     $162,025      $49,337       $15,731     $79,322        $67,940      $55,635
Ratio of Expenses to Average Net
   Assets** ..........................         1.15%        1.58%         2.43%*      0.58%          0.57%        0.66%
Ratio of Net Investment Income to
   Average Net Assets ................         1.14%        0.98%        (0.44)%*     1.57%          1.84%        1.18%
Portfolio Turnover Rate  .............          N/A***       N/A***        N/A***    17.65%         24.44%       33.15%
Average Commission Rate (1)  .........          N/A***       N/A           N/A     $0.0160            N/A          N/A
-----------------------------------------------------------------------------------------------------------------------

                                                                                          The DFA
                                                                                       International
                                                    The Large Cap                     Small Cap Value
                                                International Portfolio                  Portfolio
                                        ---------------------------------------  ----------------------
                                                                                               Dec. 30,
                                         Year Ended   Year Ended   July 15, to   Year Ended    1994 to
                                          Nov. 30,     Nov. 30,      Nov. 30,     Nov. 30,     Nov. 30,
                                            1993         1992          1991         1996         1995
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $  9.63      $ 10.64       $10.00      $   9.68      $   10.00
                                         ----------   ----------   -----------    ----------   --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss) ......      0.15         0.11         0.06          0.11           0.05
   Net Gains (Losses) on Securities
     (Realized and Unrealized)  ......      1.72        (1.04)        0.58          0.66          (0.32)
                                         ----------   ----------   -----------    ----------   --------
   Total From Investment Operations ..      1.87        (0.93)        0.64          0.77          (0.27)
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .............     (0.24)       (0.07)          --            --          (0.04)
   Net Realized Gains ................        --        (0.01)          --            --          (0.01)
                                         ----------   ----------   -----------    ----------   --------
   Total Distributions ...............     (0.24)       (0.08)          --            --          (0.05)
-------------------------------------------------------------------------------------------------------
   Net Asset Value, End of Period ....   $ 11.26      $  9.63       $10.64      $  10.45       $   9.68
=======================================================================================================
   Total Return ......................     19.55%       (9.00)%       2.88%#        8.01%         (2.73)%#
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) .......................   $78,472      $26,041       $4,360      $375,488       $147,125
Ratio of Expenses to Average Net
   Assets** ..........................      0.55%(a)     0.50%(a)     0.50%*(a)     0.99%          1.23%*
Ratio of Net Investment Income to
   Average Net Assets ................      1.94%(a)     1.75%(a)     1.96%*(a)     1.38%          1.43%*
Portfolio Turnover Rate  .............      0.28%        0.20%        2.38%*       14.52%          1.62%*
Average Commission Rate (1)  .........       N/A          N/A          N/A      $ 0.0092            N/A
-------------------------------------------------------------------------------------------------------

*   Annualized
#   Non-annualized
** Represents the combined ratios for The Emerging Markets Portfolio and its pro-rata share of its Master Fund Series.
*** Refer to the respective Master Fund Series.
(a) Had certain fees and expenses not been waived or reimbursed, the ratios of expenses to average net assets for the periods ended November 30, 1993, 1992 and 1991 would have been 0.66%, 1.35% and 2.31%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1993, 1992 and 1991 would have been 1.83%, 0.90% and 0.15%, respectively.
(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             The DFA Intermediate Government
                                                  Fixed Income Portfolio
                                             -------------------------------
                                               Year Ended         Year Ended
                                                Nov. 30,           Nov. 30,
                                                  1996               1995
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period  .          $  11.24            $ 10.22
                                                 --------            -------
Income From Investment Operations
---------------------------------
   Net Investment Income ..............              0.65               0.70
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  .......             (0.13)              1.11
                                                 --------            -------
   Total From Investment Operations ...              0.52               1.81
----------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income ..............             (0.50)             (0.70)
   Net Realized Gains .................             (0.04)             (0.09)
                                                 --------            -------
   Total Distributions ................             (0.54)             (0.79)
----------------------------------------------------------------------------
Net Asset Value, End of Period  .......          $  11.22            $ 11.24
============================================================================
Total Return  .........................              4.98%             18.04%
----------------------------------------------------------------------------
Net Assets, End of Period (thousands)            $107,944            $78,087
Ratio of Expenses to Average Net
   Assets .............................              0.26%              0.27%
Ratio of Net Investment Income to
   Average Net Assets .................              6.22%              6.44%
Portfolio Turnover Rate  ..............             30.84%             40.79%
----------------------------------------------------------------------------

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                           Year Ended     Year Ended     Year Ended     Year Ended      Oct. 22 to
                                            Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,        Nov. 30,
                                              1994           1993           1992           1991            1990
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  .     $ 11.59        $ 11.20        $ 11.02        $ 10.27           $ 10.00
                                          ---------     ----------     ----------     ----------        ----------
Income From Investment Operations
---------------------------------
   Net Investment Income ..............        0.69           0.55           0.76           0.84              0.09
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  .......       (1.22)          0.66           0.26           0.63              0.18
                                          ---------     ----------     ----------     ----------        ----------
   Total From Investment Operations ...       (0.53)          1.21           1.02           1.47              0.27
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income ..............       (0.68)         (0.73)         (0.78)         (0.72)               --
   Net Realized Gains .................       (0.16)         (0.09)         (0.06)            --                --
                                          ---------     ----------     -----------     ----------       ----------
   Total Distributions ................       (0.84)         (0.82)         (0.84)         (0.72)               --
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  .......     $ 10.22        $ 11.59        $ 11.20        $ 11.02           $ 10.27
==================================================================================================================
Total Return  .........................       (4.72)%        12.84%          9.70%         14.94%             2.63%#
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)       $60,827        $53,051        $40,160        $29,393           $25,567
Ratio of Expenses to Average Net
   Assets .............................        0.29%          0.32%          0.29%          0.28%             0.23%*
Ratio of Net Investment Income to
   Average Net Assets .................        6.45%          6.41%          7.05%          7.86%             8.73%*
Portfolio Turnover Rate  ..............       27.15%         16.91%         17.91%         19.72%             0.00%*
------------------------------------------------------------------------------------------------------------------

(Restated to reflect 900% stock dividend as of January 2, 1996)
* Annualized
# Non-annualized

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     The DFA One-Year Fixed Income Portfolio
                                         ---------------------------------------------------------------
                                         Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,
                                            1996         1995         1994         1993          1992
 -------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $  10.21     $  10.05      $  10.28     $  10.35     $  10.33
                                         ----------   ----------    ----------   ----------   ----------
Income From Investment Operations
---------------------------------
   Net Investment Income .............        0.56         0.60          0.46         0.35         0.43
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ......        0.03         0.17         (0.21)        0.11         0.06
                                         ----------   ----------    ----------   ----------   ----------
   Total From Investment Operations ..        0.59         0.77          0.25         0.46         0.49
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .............       (0.56)       (0.60)        (0.46)       (0.38)       (0.44)
   Net Realized Gains ................          --        (0.01)        (0.02)       (0.15)       (0.03)
                                         ----------   ----------    ----------   ----------   ----------
   Total Distributions ...............       (0.56)       (0.61)        (0.48)       (0.53)       (0.47)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ......    $  10.24     $  10.21      $  10.05     $  10.28     $  10.35
========================================================================================================
Total Return  ........................        5.94%        7.80%         2.48%        4.62%        5.64%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $854,521     $704,950      $592,226     $608,400     $561,879
Ratio of Expenses to Average Net
   Assets** ..........................        0.21%        0.20%         0.21%        0.21%        0.21%
Ratio of Net Investment Income to
   Average Net Assets ................        5.39%        5.86%         4.47%        3.38%        4.81%
Portfolio Turnover Rate  .............       N/A***       N/A***        N/A***       61.95%(a)   125.56%
--------------------------------------------------------------------------------------------------------

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                         Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,
                                            1991         1990         1989         1988          1987
 -------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $  10.19     $  10.16      $  10.12     $  10.12     $  10.27
                                         ----------   ----------    ----------   ----------   ----------
Income From Investment Operations
---------------------------------
   Net Investment Income .............         0.68         0.83          0.82         0.78         0.69
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ......         0.16         0.04          0.03        (0.04)       (0.08)
                                         ----------   ----------    ----------   ----------   ----------
   Total From Investment Operations ..         0.84         0.87          0.85         0.74         0.61
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .............        (0.70)       (0.84)        (0.81)       (0.74)       (0.68)
   Net Realized Gains ................           --           --            --           --        (0.08)
                                         ----------   ----------    ----------   ----------   ----------
   Total Distributions ...............        (0.70)       (0.84)        (0.81)       (0.74)       (0.76)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ......     $  10.33     $  10.19      $  10.16     $  10.12     $  10.12
========================================================================================================
Total Return  ........................         8.61%        8.88%         9.53%        7.61%        6.14%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $469,276     $412,907      $360,146     $341,551     $342,436
Ratio of Expenses to Average Net
   Assets** ..........................         0.21%        0.21%         0.22%        0.22%        0.22%
Ratio of Net Investment Income to
   Average Net Assets ................         6.75%        8.27%         8.77%        7.70%        6.82%
Portfolio Turnover Rate  .............        82.26%       96.30%         0.00%       80.74%      162.18%
--------------------------------------------------------------------------------------------------------

(Restated to reflect 900% stock dividend as of January 2, 1996)
 ** Represents the combined ratios for The DFA One-Year Fixed Income
    Portfolio and its pro-rata share of its Master Fund Series for the year ended November 30, 1993 and subsequent years.
*** Refer to the respective Master Fund Series
(a) Portfolio turnover calculated for period December 1, 1992 to February 7, 1993 (through date of Exchange transaction, see respective Master Fund Series for rate subsequent to Exchange transaction).

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                             The DFA Five-Year Government Portfolio (1)
                                   ---------------------------------------------------------------

                                   Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                    Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,
                                      1996         1995         1994         1993          1992
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period .......................    $  10.05     $   9.75     $  10.55     $  10.88        $ 11.25
                                   ----------   ----------    ----------   ----------   ----------
Income From Investment
----------------------
  Operations
  ----------
   Net Investment Income .......        0.65         0.59         0.48         0.47           0.57
   Net Gain (Losses) on
     Securities (Realized and
     Unrealized)  ..............        0.09         0.30        (0.80)        0.49           0.31
                                   ----------   ----------    ----------   ----------   ----------
   Total From Investment
     Operations  ...............        0.74         0.89        (0.32)        0.96           0.88
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .......      (0.37)        (0.59)       (0.48)       (0.73)         (0.76)
   Net Realized Gains ..........          --           --           --        (0.56)         (0.49)
                                   ----------   ----------    ----------   ----------   ----------
   Total Distributions .........      (0.37)        (0.59)       (0.48)       (1.29)         (1.25)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $  10.42     $  10.05     $   9.75     $  10.55        $ 10.88
==================================================================================================
Total Return  ..................        7.51%        9.35%       (3.13)%       9.46%          8.59%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) .................    $174,386     $300,921     $235,554     $164,504        $83,543
Ratio of Expenses to Average
   Net Assets ** ...............        0.30%        0.28%        0.31%        0.31%          0.31%
Ratio of Net Investment Income
   to Average Net Assets .......        5.63%        6.14%        5.08%        4.75%          5.82%
Portfolio Turnover Rate  .......      211.97%      398.09%       52.39%      152.10%        218.60%
--------------------------------------------------------------------------------------------------

                                                                                                     The DFA
                                                                                                     Two-Year
                                                                                                      Global
                                                                                                      Fixed
                                                                                                      Income
                                                                                                     Portfolio
                                                                                                     ----------
                                   Year Ended   Year Ended   Year Ended   Year Ended    May 31, to    Feb. 9 to
                                    Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,      Nov. 30,
                                      1991         1990         1989         1988          1987          1996
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period .......................    $ 10.64      $ 10.46       $ 10.42      $ 10.33      $ 10.00      $  10.00
                                   --------     --------      --------     --------     --------    ----------
Income From Investment
----------------------
  Operations
  ----------
   Net Investment Income .......       0.81         0.76          0.85         0.62         0.38          0.24
   Net Gain (Losses) on
     Securities (Realized and
     Unrealized)  ..............       0.54         0.20          0.05         0.09        (0.05)         0.35
                                   --------     --------      --------     --------     --------     ---------
   Total From Investment
     Operations  ...............       1.35         0.96          0.90         0.71         0.33          0.59
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .......     (0.74)        (0.78)        (0.86)       (0.58)          --         (0.22)
   Net Realized Gains ..........        --            --            --        (0.04)          --            --
                                   --------     --------      --------     --------     --------     ---------
   Total Distributions .........     (0.74)        (0.78)        (0.86)       (0.62)          --         (0.22)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $ 11.25       $ 10.64       $ 10.46      $ 10.42      $ 10.33      $  10.37
================================================================================================================
Total Return  ..................     13.44%         9.72%         9.33%        7.13%        3.26%#         6.01%#
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) .................   $56,971       $52,260       $53,039      $ 4,863      $ 4,258      $ 319,343
Ratio of Expenses to Average
   Net Assets ** ...............      0.30%         0.30%         0.30%        0.28%        0.27%*         0.33%*(a)
Ratio of Net Investment Income
   to Average Net Assets .......      7.16%         7.91%         8.49%        7.97%        7.50%*         3.10%*(a)
Portfolio Turnover Rate  .......    223.18%       165.50%       312.59%      253.31%      100.85%*        N/A***
----------------------------------------------------------------------------------------------------------------

(1) Restated to reflect a 900% stock dividend as of January 2, 1996.
*   Annualized
#   Non-annualized
* Represents the combined ratio for The DFA Two-Year Global Fixed Income Portfolio and its pro-rata share of its Master Fund Series.
*** Refer to the respective Master Fund Series
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  The DFA Global Fixed Income
                                                           Portfolio
                                                  ----------------------------
                                                  Year Ended      Year Ended
                                                   Nov. 30,        Nov. 30,
                                                     1996            1995
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  ........      $  10.51          $   9.81
                                                    --------          --------
Income From Investment Operations
---------------------------------
   Net Investment Income .....................          0.50              0.39
   Net Gain (Losses) on Securities (Realized
     and Unrealized)  ........................          0.61              1.08
                                                    --------          --------
   Total From Investment Operations ..........          1.11              1.47
------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .....................         (0.58)            (0.77)
   Net Realized Gains ........................            --                --
                                                    --------          --------
   Total Distributions .......................         (0.58)            (0.77)
------------------------------------------------------------------------------
Net Asset Value, End of Period  ..............      $  11.04          $  10.51
==============================================================================
Total Return  ................................         11.13%            15.23%
------------------------------------------------------------------------------
Net Assets, End of Period (thousands)  .......      $165,772          $208,166
Ratio of Expenses to Average Net Assets  .....          0.46%             0.46%
Ratio of Net Investment Income to Average Net
   Assets ....................................          4.88%             5.80%
Portfolio Turnover Rate  .....................         97.78%           130.41%
------------------------------------------------------------------------------

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                  Year Ended     Year Ended     Year Ended     Year Ended      Nov. 6 to
                                                   Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,
                                                     1994           1993           1992           1991           1990
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  ........      $  10.56       $  10.36        $ 10.47        $ 10.02        $10.00
                                                    --------       --------        -------        -------        ------
Income From Investment Operations
---------------------------------
   Net Investment Income .....................          0.35           0.40           0.54           0.66           0.04
   Net Gain (Losses) on Securities (Realized
     and Unrealized)  ........................         (0.65)          0.73           0.26           0.26          (0.02)
                                                    --------       --------        -------        -------        -------
   Total From Investment Operations ..........         (0.30)          1.13           0.80           0.92           0.02
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .....................         (0.44)         (0.45)         (0.64)         (0.47)            --
   Net Realized Gains ........................         (0.01)         (0.48)         (0.27)            --             --
                                                    --------       --------        -------        -------         ------
   Total Distributions .......................         (0.45)         (0.93)         (0.91)         (0.47)            --
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..............      $   9.81       $  10.56        $ 10.36        $ 10.47         $10.02
========================================================================================================================
Total Return  ................................         (2.91)%        11.42%          8.00%         11.00%          0.22%#
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)  .......      $135,529       $101,528        $54,607        $31,647         $8,474
Ratio of Expenses to Average Net Assets  .....          0.49%          0.52%          0.58%          0.67%          0.51%*
Ratio of Net Investment Income to Average Net
   Assets ....................................          5.75%          5.09%          5.52%          6.74%          6.92%*
Portfolio Turnover Rate  .....................        113.55%        139.57%        210.39%        194.25%          0.00%*
------------------------------------------------------------------------------------------------------------------------

(Restated to reflect a 900% stock dividend as of January 2, 1996)
* Annualized
# Non-annualized

                 See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   At November 30, 1996, DFA Investment Dimensions Group Inc. (the "Fund") consisted of twenty-nine portfolios: The U.S. 9-10 Small Company Portfolio, The U.S. 6-10 Small Company Portfolio, The U.S. Large Company Portfolio, The Enhanced U.S. Large Company Portfolio, The U.S. Small Cap Value Portfolio, The U.S. Large Cap Value Portfolio, The DFA/AEW Real Estate Securities Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The RWB/DFA International High Book to Market Portfolio, The Emerging Markets Portfolio, The Large Cap International Portfolio, The DFA International Small Cap Value Portfolio, The DFA Intermediate Government Fixed Income Portfolio, The DFA One-Year Fixed Income Portfolio, The DFA Two-Year Corporate Fixed Income Portfolio, The DFA Two-Year Government Portfolio, The DFA Five-Year Government Portfolio, The DFA Two-Year Global Fixed Income Portfolio, The DFA Global Fixed Income Portfolio, (the "Portfolios"), and VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (the "VA Portfolios"). The VA Portfolios are only available through a select group of insurance products. At November 30, 1996, The DFA Two-Year Corporate Fixed Income Portfolio and The DFA Two-Year Government Portfolio had not yet commenced operations. These financial statements relate solely to the Portfolios.

   On June 1, 1996, pursuant to an amendment to the organization document of the U.S. Large Company Series ("the Series") which resulted in the reorganization of the Series from an entity taxed as a corporation to an entity taxed as a partnership for income tax purposes, the U.S. Large Company Portfolio ("this Portfolio") redeemed its shares invested in the Series in exchange for the assets of the Series valued at $130,671,442. These assets were immediately contributed to the Series from this Portfolio, along with a nominal contribution from the Advisor, to create the partnership in exchange for an interest in the Series. At the time of this event, this Portfolio had $37,143,056 of unrealized appreciation on its investment in the Series. Immediately following the reorganization, this Portfolio owned 99.9% of the Series. This transaction is expected to be a tax-free event to the shareholders of this Portfolio based on rulings obtained from the Internal Revenue Service. Subsequent to the reorganization, an unrelated investment company became a partner of the Series and reduced this Portfolio's percentage of ownership to 36.6%.

   On August 9, 1996, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio and The Continental Small Company Portfolio each transferred their investable assets in exchange for assets of a corresponding series of The DFA Investment Trust Company (the "Transfer"). At the same time, the Advisor also made a nominal contribution to each series. Each corresponding series (The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series) is taxed as a partnership for federal income tax purposes. The Transfer is not expected to have any adverse tax effects on the Portfolios. In the opinion of counsel to the Fund, the Transfer was a tax-free event and therefore resulted in no recognition of taxable gain (loss) for each Portfolio.

   The following Portfolios (the "Feeder Funds") invest in a corresponding series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                      Percentage
                                                                                                       Ownership
Portfolios (Feeder Funds)                        Corresponding Series (Master Funds)                  at 11/30/96
 ----------------------------------------------   -----------------------------------------------   ---------------
The U.S. 6-10 Small Company Portfolio            The U.S. 6-10 Small Company Series                        87%
The U.S. Large Company Portfolio                 The U.S. Large Company Series                             40%
The Enhanced U.S. Large Company Portfolio        The Enhanced U.S. Large Company Series                   100%
The U.S. Small Cap Value Portfolio               The U.S. Small Cap Value Series                           97%
The U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                           55%
The Japanese Small Company Portfolio             The Japanese Small Company Series                         89%
The Pacific Rim Small Company Portfolio          The Pacific Rim Small Company Series                      93%
The United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                   91%
The Continental Small Company Portfolio          The Continental Small Company Series                      89%
The International Small Company Portfolio        The Japanese Small Company Series                         11%
                                                 The Pacific Rim Small Company Series                       7%
                                                 The United Kingdom Small Company Series                    9%
                                                 The Continental Small Company Series                      11%
The RWB/DFA International High Book to
  Market Portfolio                               The DFA International Value Series                        19%
The Emerging Markets Portfolio                   The Emerging Markets Series                               99%
The DFA One-Year Fixed Income Portfolio          The DFA One-Year Fixed Income Series                      99%
The DFA Two-Year Global Fixed Income
  Portfolio                                      The DFA Two-Year Global Fixed Income Series              100%

   Each Feeder Fund, with the exception of The International Small Company Portfolio, invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   On December 20, 1995, the Board of Directors of DFA Investment Dimensions Group, Inc. approved a 900% stock dividend under Maryland Corporate Law, which is treated as a 10 for 1 stock split for financial reporting purposes for The DFA One-Year Fixed Income Portfolio, The DFA Five-Year Government Portfolio, The DFA Global Fixed Income Portfolio and The DFA Intermediate Government Fixed Income Portfolio. The record date of the stock dividend was January 1, 1996, and the ex-date and payable dates were January 2, 1996. This was a tax- free event to the shareholders of these portfolios. Additionally, on this date, the Board approved an amendment to increase the authorized number of shares of each of these portfolios to 100,000,000. All share and per share data as of and for the period ended November 30, 1995 and all prior periods have been restated to reflect the stock dividend.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial state-ments. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. Security Valuation: Securities held by The U.S. 9-10 Small Company Portfolio and The DFA/AEW Real Estate Securities Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by The Large Cap International Portfolio and The DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

   Securities held by The DFA Intermediate Government Fixed Income Portfolio, The DFA Five-Year Government Portfolio and The DFA Global Fixed Income Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

   Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for The U.S. Large Company Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio and The Emerging Markets Portfolio their investment reflects their proportionate interest in the net assets of the corresponding Master Fund.

   2. Foreign Currency: Securities, other assets and liabilities of the International Equity Portfolios and The DFA Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, The DFA Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and The DFA Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Federal Income Taxes: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

   4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

   The U.S. Large Company Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio and The Emerging Markets Portfolio each accrue their respective share of income, net of expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

   Certain prior period amounts have been restated to conform with current period presentation.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

   For the period ended November 30, 1996, the Portfolios' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

The U.S. 9-10 Small Company Portfolio  ....................        .50  of 1%
The DFA/AEW Real Estate Securities Portfolio  .............        .325 of 1%
The Large Cap International Portfolio  ....................        .25  of 1%
The DFA International Small Cap Value Portfolio  ..........        .65  of 1%
The DFA Intermediate Government Fixed Income Portfolio  ...        .15  of 1%
The DFA Five-Year Government Portfolio  ...................        .20  of 1%
The DFA Global Fixed Income Portfolio  ....................        .25  of 1%

   In addition, pursuant to a Sub-Advisory agreement with Aldrich, Eastman & Waltch L.P., (the "Sub-Advisor"), The DFA/AEW Real Estate Securities Portfolio pays to the Sub-Advisor a fee at the effective annual rate of .175% of the average net assets of the Portfolio.

   For the period ended November 30, 1996, the Feeder Funds computed daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates:

The U.S. 6-10 Small Company Portfolio  .....................        .32 of 1%
The U.S. Large Company Portfolio  ..........................       .215 of 1%
The Enhanced U.S. Large Company Portfolio  .................        .15 of 1%
The U.S. Small Cap Value Portfolio  ........................        .30 of 1%
The U.S. Large Cap Value Portfolio  ........................        .15 of 1%
The Japanese Small Company Portfolio  ......................        .40 of 1% (a)
The Pacific Rim Small Company Portfolio  ...................        .40 of 1% (a)
The United Kingdom Small Company Portfolio  ................        .40 of 1% (a)
The Continental Small Company Portfolio  ...................        .40 of 1% (a)
The International Small Company Portfolio  .................        .40 of 1%
The RWB/DFA International High Book to Market Portfolio  ...        .01 of 1% (b)
The Emerging Markets Portfolio  ............................        .40 of 1%
The DFA One-Year Fixed Income Portfolio  ...................        .10 of 1%
The DFA Two-Year Global Fixed Income Portfolio  ............        .10 of 1%


(a) For the period December 1, 1995 to August 8, 1996, the advisory fee was computed daily and paid monthly to the Advisor at an effective annual ratio of .50 of 1%. The administrative fee rate of .40 of 1% became effective on August 9, 1996 in connection with the Transfer.

(b) For the period December 1, 1995 to February 7, 1996, the administrative fee was computed daily and paid monthly to the Advisor at an effective annual rate of .20 of 1% of the first $40 million of average net assets. The rate of
 .01 of 1% became effective on February 8, 1996.

   Effective February 8, 1996 pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services, ("RWBAS"), The RWB/DFA International High Book to Market Portfolio pays to RWBAS a fee at the effective annual rate of .13% of the average net assets of the portfolio. Prior to that time the effective annual rate was .20% of the average net assets of the Portfolio in excess of $40 million.

   Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of The U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.15% of the average daily net assets of the Portfolio. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.24% of average daily net assets.

   Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio and The Continental Small Company Portfolio to the extent necessary to keep the direct annual expenses of each Portfolio to not more than 0.47% of the average daily net assets of the Portfolio.


   The Advisor has agreed to waive its administrative service fee and/or assume the direct expenses of The International Small Company Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.45% of the average daily net assets of the Portfolio.

Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

   For the period ended November 30, 1996, the Portfolios made the following purchases and sales of investment securities:

                                                                                        Other
                                                        U.S. Government              Investment
                                                          Securities                 Securities
                                                   ------------------------   -------------------------
                                                     Purchases      Sales      Purchases       Sales
                                                    -----------   ---------    -----------   ----------
                                                       (000)        (000)        (000)         (000)
The U.S. 9-10 Small Company Portfolio  ..........          --           --      $333,158     $254,591
The DFA/AEW Real Estate Securities Portfolio  ...          --           --        15,476        5,434
The Japanese Small Company Portfolio (a)  .......          --           --        12,081       53,346
The Pacific Rim Small Company Portfolio (a)  ....          --           --        10,416       26,410
The United Kingdom Small Company Portfolio (a)  .          --           --         4,658       25,421
The Continental Small Company Portfolio (a)  ....          --           --         8,935       36,289
The Large Cap International Portfolio  ..........          --           --        18,129       12,427
The DFA International Small Cap Value Portfolio            --           --       257,481       39,986
The DFA Intermediate Government Fixed Income
  Portfolio .....................................    $ 57,831     $ 25,750            --           --
The DFA Five-Year Government Portfolio  .........     418,162      253,248            --           --
The DFA Global Fixed Income Portfolio  ..........       8,391           --       132,205      176,839

(a) Purchases and sales of investment securities are presented for the period December 1, 1995 to August 8, 1996, (through date of Transfer transaction, see respective Master Fund Series for activity subsequent to Transfer transaction).

E. INVESTMENT TRANSACTIONS:

   At November 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities and foreign currencies for each Portfolio were as follows:

                                                           Gross Unrealized   Gross Unrealized
                                                             Appreciation       Depreciation         Net
                                                           ----------------   ----------------    ----------
                                                                (000)              (000)            (000)
The U.S. 9-10 Small Company Portfolio  .................       $398,136          $(139,826)       $258,310
The U.S. 6-10 Small Company Portfolio  .................         67,563                 --          67,563
The U.S. Large Company Portfolio  ......................         57,788               (302)         57,486
The Enhanced U.S. Large Company Portfolio  .............          4,091                 --           4,091
The U.S. Small Cap Value Portfolio  ....................        271,744                 --         271,744
The U.S. Large Cap Value Portfolio  ....................        120,915                 --         120,915
The DFA/AEW Real Estate Securities Portfolio  ..........         11,640             (1,249)         10,391
The Japanese Small Company Portfolio  ..................         16,207            (52,581)        (36,374)
The Pacific Rim Small Company Portfolio  ...............         58,117            (27,854)         30,263
The United Kingdom Small Company Portfolio  ............         67,319            (34,986)         32,333
The Continental Small Company Portfolio  ...............         83,764            (55,416)         28,348
The International Small Company Portfolio  .............          1,511             (2,069)           (558)
The RWB/DFA International High Book to Market Portfolio          38,806                 --          38,806
The Emerging Markets Portfolio  ........................         18,182            (14,741)          3,441
The Large Cap International Portfolio  .................         21,577             (1,274)         20,303
The DFA International Small Cap Value Portfolio  .......         27,066            (37,568)        (10,502)
The DFA Intermediate Government Fixed Income Portfolio            3,195                (99)          3,096
The DFA One-Year Fixed Income Portfolio  ...............          5,177                 --           5,177
The DFA Five-Year Government Portfolio  ................          3,232                 --           3,232
The DFA Two-Year Global Fixed Income Portfolio  ........          9,563                 --           9,563
The DFA Global Fixed Income Portfolio  .................          3,457                 --           3,457


At November 30, 1996, the following Portfolios had capital loss carryovers for federal income tax purposes:

                                                                   Expires on November 30
                                                          ----------------------------------------
                                                                   (Amounts in thousands)
                                                            2002       2003      2004      Total
                                                          --------   --------    ------   --------
The DFA/AEW Real Estate Securities Portfolio  .........    $1,013         --     $381     $ 1,394
The International Small Company Portfolio  ............        --         --       74          74
The Emerging Markets Portfolio  .......................        --         --      126         126
The DFA Intermediate Government Fixed Income Portfolio         --         --       28          28
The DFA Five-Year Government Portfolio  ...............     2,306     $8,152      887      11,345

F. COMPONENTS OF NET ASSETS AND SHARES AUTHORIZED:

                                 At November 30, 1996 Net Assets Consist of:
                       ----------------------------------------------------------------
                                 (Amounts in thousands, except share amounts)
                                                                          Unrealized
                                                            Undistri-    Appreciation
                                                            buted Net   (Depreciation)   Unreali-
                                    Undistri-   Undistri-    Realized    of Investment   zed Net
                                    buted Net   buted Net    Foreign      Securities     Foreign
                                   Investment    Realized    Exchange         and        Exchange                 Number of
                        Paid-In      Income        Gain        Gain         Foreign        Gain      Total Net      Shares
                        Capital      (Loss)       (Loss)      (Loss)       Currency       (Loss)      Assets      Authorized
                       ----------  ------------ ----------- ----------- --------------- ----------  ------------ -------------
The U.S. 9-10 Small
  Company Portfolio  .. $809,233     $7,046      $106,270         --       $259,255          --     $1,181,804   300,000,000
The U.S. 6-10 Small
  Company Portfolio  ..  154,927      1,466         8,891         --         68,910          --        234,194   100,000,000
The U.S. Large Company
  Portfolio  ..........  128,002        832           486         --         58,437          --        187,757   200,000,000
The Enhanced U.S. Large
  Company Portfolio  ..   24,844        300             1         --          4,091          --         29,236    100,00,000
The U.S. Small Cap Value
  Portfolio  ..........  914,646      6,518        13,100         --        273,034          --      1,207,298   100,000,000
The U.S. Large Cap Value
  Portfolio  ..........  410,888      2,386         5,488         --        122,387          --        541,149   100,000,000
The DFA/AEW Real Estate
  Securities Portfolio .  54,247      2,919        (1,393)        --          8,617          --         64,390   100,000,000
The Japanese Small
  Company Portfolio  ..  312,967      1,117        13,659     $ (141)       (33,469)       $(13)       294,120    20,000,000
The Pacific Rim Small
  Company Portfolio  ..  170,097      3,341        11,848        (15)        30,263           8        215,542    20,000,000
The United Kingdom Small
  Company Portfolio  ..  118,049      4,294        12,118        (13)        32,333           8        166,789    20,000,000
The Continental Small
  Company Portfolio  ..  247,571      6,471        17,044        (82)        28,348         (27)       299,325    50,000,000
The International Small
  Company Portfolio  ..  104,662         85           (75)        11           (558)         (7)       104,118   100,000,000
The RWB/DFA
  International High
  Book to Market
  Portfolio  ..........  213,711      3,972           882         --         38,806          --        257,371   100,000,000
The Emerging Markets
  Portfolio  ..........  157,532      1,251          (127)       (78)         3,441           6        162,025   100,000,000
The Large Cap
  International
  Portfolio  ..........   57,503      1,107          (125)         5         20,832          --         79,322   150,000,000
The DFA International
  Small Cap Value
  Portfolio  ..........  370,818      3,970        10,835          8        (10,117)        (26)       375,488   100,000,000
The DFA Intermediate
  Government Fixed
  Income Portfolio  ...  103,330      1,546           (28)        --          3,096          --        107,944   100,000,000
The DFA One-Year Fixed
  Income Portfolio  ...  849,206         65        (3,602)        --          8,852          --        854,521   100,000,000
The DFA Five-Year
  Government Portfolio . 177,507      4,991       (11,344)        --          3,232          --        174,386   100,000,000
The DFA Two-Year Global
  Fixed Income Portfolio  309,181       623           (24)        --          9,563          --        319,343   100,000,000
The DFA Global Fixed
  Income Portfolio  ...  153,205       (595)        1,370      7,527          3,457         808        165,772   100,000,000


G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements. The Portfolios may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 29, 1996.

   2. Forward Foreign Currency Contracts: The DFA Global Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 1996, The DFA Global Fixed Income Portfolio had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

                                                                                               Unrealized
                                                                               Value at         Foreign
 Expiration        Currency                                   Contract       November 30,       Exchange
     Date            Sold                                      Amount            1996         Gain (Loss)
 ------------   ---------------                             --------------   --------------   ------------
12/09/96            29,242,528     French  Francs           $  5,702,521     $  5,594,983       $107,538
12/09/96           135,509,145     French  Francs             26,160,067       25,934,810        225,257
12/30/96         3,594,187,919   Japanese     Yen             31,736,759       31,569,739        167,020
12/30/96            50,253,930     German   Marks             32,921,015       32,699,449        221,566
12/31/96            16,696,608 Netherland Guilder              9,741,312        9,681,354         59,958
12/31/96            46,666,727   Canadian  Dollar             34,657,799       34,597,140         60,659
12/31/96             4,767,051    British   Pound Sterling     7,982,427        8,012,066        (29,639)
                                                            --------------   --------------   ------------
                                                            $148,901,900     $148,089,541       $812,359
                                                            ==============   ==============   ============

   Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The DFA Global Fixed Income Portfolio will enter into forward contracts only for hedging purposes.

   3. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.


H. LINE OF CREDIT

   In July, 1996, the Fund, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow between 25% and 33 1/3 % of its net assets as determined by its investment policies, up to a maximum of $50 million per portfolio. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the year ended November 30, 1996.


I. REIMBURSEMENT FEES:

   Shares of the Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio and The DFA International Small Cap Value Portfolio are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital.

   The reimbursement fees for The Japanese Small Company Portfolio and The Emerging Markets Portfolio are .50% of the net asset value of their shares. The reimbursement fees for The Pacific Rim Small Company Portfolio and The Continental Small Company Portfolio are 1.00% of the net asset value of their shares. The reimbursement fee for The DFA International Small Cap Value Portfolio is .70% of the net asset value of its shares. The current reimbursement fee for The International Small Company Portfolio is .675% of the net asset value of its shares.

J. SECURITIES LENDING:

   Loans of domestic security are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers and the related collateral cash received by each Portfolio at November 30, 1996, is as follows:

                                                         Value
                                                     of Securities      Value of
                                                        on Loan        Collateral
                                                    ---------------   -------------
Domestic Equity Portfolio
-------------------------
 The U.S. 9-10 Small Company Portfolio  .........     $23,277,334      $23,742,881

International Equity Portfolios
-------------------------------
 The Large Cap International Portfolio  .........       2,599,617        2,741,572
 The DFA International Small Cap Value Portfolio       26,575,690       28,317,277

K. SUBSEQUENT EVENTS

   Effective December 11, 1996, the sub-advisory agreement between The DFA/AEW Real Estate Securities Portfolio and Aldrich, Eastman & Waltch L.P. terminated. Effective December 20, 1996, the advisory fee for The DFA/AEW Real Estate Securities Portfolio was reduced from .325% to .30% and the name of the portfolio was changed to the DFA Real Estate Securities Portfolio.

                      REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of DFA Investment Dimensions Group Inc. (comprising, respectively, The U.S. 9-10 Small Company, The U.S. 6-10 Small Company, The U.S. Large Company, The Enhanced U.S. Large Company, The U.S. Small Cap Value, The U.S. Large Cap Value, The DFA/AEW Real Estate Securities, The Japanese Small Company, The Pacific Rim Small Company, The United Kingdom Small Company, The Continental Small Company, The International Small Company, The RWB/DFA International High Book to Market, The Emerging Markets, The Large Cap International, The DFA International Small Cap Value, The DFA Intermediate Government Fixed Income, The DFA One-Year Fixed Income, The DFA Five-Year Government, The DFA Two-Year Global Fixed Income, and The DFA Global Fixed Income Portfolios) as of November 30, 1996, and the related statements of operations for the year (or period) then ended, the statement of changes in net assets for each of the two years (or periods) in the period then ended and the financial highlights for each of the four years (or periods) in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the DFA Investment Dimensions Group Inc. for the years ended November 30, 1992 and each of the prior periods presented were audited by other auditors, whose report dated January 19, 1993 expressed an unqualified opinion thereon.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios constituting the DFA Investment Dimensions Group Inc. as of November 30, 1996, and the results of their operations for the year (or period) then ended, the changes in their net assets for each of the two years (or periods) in the period then ended and their financial highlights for each of the four years (or periods) in the period then ended, in conformity with generally accepted accounting principles.






COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 17, 1997

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHARTS
U.S. 6-10 Small Company Series vs.
CRSP 6-10 Index
March 1993-November 1996


The following reflects the growth of a $10,000 investment.

                           U.S. 6-10
                          Small Company
                             Series              CRSP 6-10 Index
                          -------------          ---------------
2/28/93                    10000                    10000
3/31/93                    10237                    10313
4/30/93                    9927.8426                10001.5474
5/31/93                    10329.92023              10457.61796
6/30/93                    10288.60054              10497.35691
7/31/93                    10370.90935              10622.27546
8/31/93                    10721.44608              11111.96236
9/30/93                    11009.85298              11431.98687
10/31/93                   11247.66581              11785.23527
11/30/93                   10974.34753              11422.25002
12/31/93                   11289.3113               11768.3442
1/31/94                    11639.27995              12174.35207
2/28/94                    11548.49357              12102.52339
3/31/94                    10995.32073              11442.93587
4/30/94                    11018.4109               11397.16412
5/31/94                    10962.21701              11294.58965
6/30/94                    10646.50516              11002.05978
7/31/94                    10804.07343              11192.39541
8/31/94                    11322.66896              11832.60043
9/30/94                    11379.2823               11875.19779
10/31/94                   11424.79943              11863.32259
11/30/94                   11038.64121              11404.21201
12/31/94                   11177.72809              11553.60718
1/31/95                    11251.5011               11573.24832
2/28/95                    11620.55033              11995.67188
3/31/95                    11841.34079              12251.17969
4/30/95                    12234.4733               12570.93548
5/31/95                    12480.38622              12794.69813
6/30/95                    13119.38199              13503.52441
7/31/95                    13931.47173              14365.04927
8/31/95                    14336.87756              14737.10404
9/30/95                    14594.94136              15052.47807
10/31/95                   13844.76137              14284.80169
11/30/95                   14258.71974              14791.91215
12/31/95                   14598.07727              15117.33421
1/31/96                    14638.95188              15217.10862
2/29/96                    15135.21235              15731.44689
3/31/96                    15469.70055              16086.97759
4/30/96                    16501.52957              17296.71831
5/31/96                    17359.60911              18132.1498
6/30/96                    16568.01093              17312.57663
7/31/96                    15187.89562              15714.62581
8/31/96                    16085.50025              16637.07434
9/30/96                    16595.41061              17289.24765
10/31/96                   16354.77716              16960.75195
11/30/96                   16992.61347              17488.23133

Annualized                        One               From
Total Return(%)                   Year           March 1993
----------------------------------------------------------------------------
                                 19.17             15.19



* The portfolio seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The U.S. 6-10 Small Company Series provides access to publicly traded U.S. Small Companies with market capitalization of approximately $500 million or less.


* This portfolio's returns in fiscal 1996 reflected the performance of decile 6-10 companies in the U.S.


Past performance is not predictive of future performance.


CRSP 6-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.

U.S. Large Company Series vs.
S&P 500 Index
March 1993-November 1996

The following reflects the growth of a $10,000 investment.


                        U.S. Large
                       Company Series          S&P 500 Index
                       --------------          -------------
2/28/93                   10000                    10000
3/31/93                   10212                    10215
4/30/93                   9958.7424                9964.7325
5/31/93                   10221.6532               10233.78028
6/30/93                   10243.11867              10267.55175
7/31/93                   10202.1462               10219.29426
8/31/93                   10579.62561              10608.64937
9/30/93                   10508.74211              10530.14537
10/31/93                  10724.17133              10743.90732
11/30/93                  10621.21928              10642.91459
12/31/93                  10756.10877              10773.82244
1/31/94                   11108.90914              11134.74549
2/28/94                   10807.8577               10834.10736
3/31/94                   10349.60453              10362.82369
4/30/94                   10485.18435              10497.5404
5/31/94                   10651.89878              10668.65031
6/30/94                   10400.51397              10405.13464
7/31/94                   10736.45057              10749.5446
8/31/94                   11176.64505              11187.05107
9/30/94                   10912.87622              10917.44314
10/31/94                  11155.14207              11167.45258
11/30/94                  10759.13453              10757.60707
12/31/94                  10918.36972              10914.66814
1/31/95                   11196.78815              11198.44951
2/28/95                   11635.70225              11632.94935
3/31/95                   11977.79189              11977.28465
4/30/95                   12321.55452              12325.82363
5/31/95                   12815.64885              12812.69367
6/30/95                   13118.09817              13113.79197
7/31/95                   13550.99541              13550.48124
8/31/95                   13583.5178               13587.06754
9/30/95                   14158.1006               14156.36567
10/31/95                  14104.29982              14106.81839
11/30/95                  14713.60557              14727.5184
12/31/95                  14996.1068               14999.97749
1/31/96                   15511.97287              15515.97671
2/29/96                   15643.82464              15664.93009
3/31/96                   15797.13412              15815.31342
4/30/96                   16027.77228              16047.79853
5/31/96                   16420.4527               16461.83173
6/30/96                   16487.77656              16529.32524
7/31/96                   15767.26072              15793.77027
8/31/96                   16088.91284              16128.5982
9/30/96                   16988.28307              17035.02541
10/31/96                  17453.76202              17501.78511
11/30/96                  18775.01181              18830.1706

Annualized                        One               From
Total Return(%)                   Year           March 1993
----------------------------------------------------------------------------
                                 27.60            18.29



* The portfolio provides access to U.S. large companies in a portfolio structured to approximate the performance of the S&P 500 Index.

* This portfolio's returns in fiscal 1996 reflected the performance of S&P 500 companies.

Past performance is not predictive of future performance.

Enhanced U.S. Large Company Series vs.
S&P 500 Index
August 1996-November 1996


The following reflects the growth of a $10,000 investment.


               Enhanced U.S. Large Company Series         S&P 500 Index
               ----------------------------------         -------------


7/31/96                 10000                              10000
8/31/96                 10202                              10212
9/30/96                 10809.019                          10785.9144
10/31/96                11183.01106                        11081.44845
11/30/96                12027.32839                        11922.53039



Annualized                               From
Total Return(%)                        August 1996
-------------------------------------------------------------------------------
                                         20.27


* The portfolio seeks to capture return premiums by investing in an enhanced cash portfolio in combination with the S&P 500 Index futures and swaps.

* This was a new portfolio and its year-to-date returns in fiscal 1996 reflected the performance of its strategy.

Past performance is not predictive of future performance.

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHARTS

U.S. Small Cap Value Series vs.
Fama-French Small Cap Value Index
April 1993-November 1996

The following reflects the growth of a $10,000 investment.

                          U.S. Small Cap              Fama-French
                            Value Series        Small Cap Value Index
                          --------------        ---------------------

3/31/93                     10000                      10000
4/30/93                     9788                       9687
5/31/93                     10050.3184                 10081.2609
6/30/93                     10060.36872                10069.16339
7/31/93                     10363.18582                10209.12476
8/31/93                     10706.20727                10535.81675
9/30/93                     11078.78328                10726.51503
10/31/93                    11452.13828                11155.57563
11/30/93                    11259.74235                10978.20198
12/31/93                    11486.06318                11257.04831
1/31/94                     12078.74403                11790.6324
2/28/94                     12048.54717                11719.88861
3/31/94                     11649.74026                11234.68522
4/30/94                     11731.28845                11316.69842
5/31/94                     11772.34795                11279.35332
6/30/94                     11558.09122                11046.99864
7/31/94                     11752.26715                11319.85951
8/31/94                     12161.24605                11726.24246
9/30/94                     12119.89781                11675.81962
10/31/94                    11946.58328                11477.33069
11/30/94                    11545.17808                11096.28331
12/31/94                    11664.09341                11188.38246
1/31/95                     11788.89921                11369.63425
2/28/95                     12205.04735                11831.2414
3/31/95                     12350.28742                11968.4838
4/30/95                     12787.48759                12344.2942
5/31/95                     13151.93099                12607.22766
6/30/95                     13672.74746                13023.26618
7/31/95                     14422.01402                13546.80148
8/31/95                     14879.19186                13981.6538
9/30/95                     15066.66968                14215.14742
10/31/95                    14338.94953                13581.15185
11/30/95                    14872.35846                13962.78221
12/31/95                    15132.62473                14181.99789
1/31/96                     15088.74012                14381.96406
2/29/96                     15414.6569                 14606.3227
3/31/96                     15849.35023                15098.55578
4/30/96                     16675.10137                15619.45595
5/31/96                     17327.09784                16233.30057
6/30/96                     16968.42691                15975.19109
7/31/96                     15914.6876                 15123.71341
8/31/96                     16643.58029                15749.83514
9/30/96                     17209.46202                16151.45594
10/31/96                    17340.25394                16104.61672
11/30/96                    18165.65002                16842.20816

Annualized                        One               From
Total Return(%)                   Year           April 1993
----------------------------------------------------------------------------
                                 22.14             17.68



* Dimensional's multifactor portfolios attempt to capture return premiums associated with high book-to-market ratios and small market capitalization. The U.S. Small Cap Value Series invests on a market cap-weighted basis in companies that have a market cap of approximately $600 million or less and have book-to-market ratios in the upper 30% of publicly traded U.S. companies.


* This portfolio's returns in fiscal 1996 reflected the performance of small cap high book-to-market U.S. companies.


Past performance is not predictive of future performance.

Fama-French Small Cap Value Index courtesy of
Fama-French and CRSP, University of Chicago.

U.S. Large Cap Value Series vs.
Fama-French Large Cap Value Index
March 1993-November 1996

The following reflects the growth of a $10,000 investment.

                   U.S. Large           Fama-French
                   Cap Value             Large Cap
                    Series              Value Index
----------------------------------------------------
2/28/93            10000                 10000
3/31/93            10298                 10302
4/30/93            10268.1358            10247.3994
5/31/93            10379.03167           10333.47755
6/30/93            10600.10504           10500.87989
7/31/93            10750.62653           10622.6901
8/31/93            11011.86676           10979.61249
9/30/93            10820.26028           10868.7184
10/31/93           10951.18543           10906.75891
11/30/93           10849.3394            10742.06685
12/31/93           11109.72355           11018.13797
1/31/94            11428.57261           11241.80617
2/28/94            10914.28684           10748.29088
3/31/94            10472.25823           10273.21643
4/30/94            10636.67268           10418.06878
5/31/94            10564.34331           10290.96834
6/30/94            10344.60497           10097.49813
7/31/94            10802.87097           10541.78805
8/31/94            11115.07394           10821.14543
9/30/94            10790.51378           10422.92728
10/31/94           11000.9288            10620.9629
11/30/94           10508.08719           10372.43237
12/31/94           10635.23504           10403.54967
1/31/95            10879.84545           10809.2881
2/28/95            11495.6447            11311.92
3/31/95            11671.52806           11354.9053
4/30/95            12098.70599           11718.26226
5/31/95            12729.04857           12346.36112
6/30/95            13007.81474           12550.07608
7/31/95            13577.55702           12926.57836
8/31/95            13986.24149           13163.13475
9/30/95            14470.16544           13694.92539
10/31/95           13875.44165           13395.00652
11/30/95           14634.4283            13886.60326
12/31/95           14739.79619           14233.76835
1/31/96            15158.4064            14571.10866
2/29/96            15384.26665           14568.19443
3/31/96            15919.63913           14807.11282
4/30/96            16180.72122           14823.40065
5/31/96            16454.1754            15047.234
6/30/96            15975.3589            15044.22455
7/31/96            15266.05296           14212.27893
8/31/96            15872.11527           14675.59923
9/30/96            16189.55757           14961.77341
10/31/96           16718.9561            15413.61897
11/30/96           17924.39284           16281.40572

Annualized             One              From
Total Return (%)       Year          March 1993
-----------------------------------------------
                      22.48            16.84

* The series' multifactor portfolios attempt to capture return premiums associated with high book-to-market ratios and capitalization. The U.S. Large Cap Value Series invests on a market cap-weighted basis in companies that have market caps of approximately $600 million or larger and book-to-market ratios in the upper 30% of publicly traded companies, and is invested on a market cap-weighted basis.

* This portfolio's returns in fiscal 1996 reflected the performance of large cap high book-to-market U.S. companies.

Past performance is not predictive of future performance.

Fama-French Large Cap Value Index courtesy of
Fama-French and CRSP, University of Chicago.

Japanese Small Company Series vs.
Japanese Large Company Stocks
September 1996-November 1996

The following reflects the growth of a $10,000 investment.


                          Japanese Small             Japanese Large
                          Company Series             Company Stocks
                          --------------             --------------

8/31/96                       10000                       10000
9/30/96                       10050                       10339
10/31/96                      9344.49                     9657.6599
11/30/96                      9056.679708                 9845.984268


Annualized                        From
Total Return(%)               September 1996
-----------------------------------------------
                                 -20.55



* The portfolio's objective is to capture premium returns and diversification benefits by investing in a board cross-section of small companies on a market cap-weighted basis. The Japanese Small Company Series provides access to publicly traded small companies listed on the lower half of companies on the first section of Tokyo Stock Exchange. Currently, these companies have market capitalization of approximately $780 million or less.

* This was a new portfolio and its year-to-date returns in fiscal 1996 reflected the performance of its strategy.


Past performance is not predictive of future performance.


Japanese Large Company Stocks courtesy of Morgan Stanley Capital International.

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHARTS


Pacific Rim Small Company Series vs.
Pacific Rim Large Company Stocks
September 1996-November 1996

The following reflects the growth of a $10,000 investment.



                          Pacific Rim               Pacific Rim
                      Small Company Series      Large Company Stocks
                      --------------------      --------------------

8/31/96                     10000                      10000
9/30/96                     10158                      10260
10/31/96                    10266.6906                 10537.02
11/30/96                    10582.90467                11106.01908



Annualized                        From
Total Return(%)               September 1996
-----------------------------------------------
                                  3.35



* The portfolio's objective is to capture premium returns and diversification benefits by investing in a board cross-section of small companies on a market cap-weighted basis. The Pacific Rim Small Company Series provides access to publicly traded small companies listed on the major exchanges of Hong Kong, Singapore, Australia, Korea and Malaysia. Currently, these companies have market capitalization of approximately $625 million or less.

* This was a new portfolio and its year-to-date returns in fiscal 1996 reflected the performance of its strategy.


Past performance is not predictive of future performance.


Pacific Rim Large Company Stocks courtesy of Morgan Stanley Capital
International.

United Kingdom Small Company Series vs.
United Kingdom Large Company Stocks
September 1996-November 1996

The following reflects the growth of a $10,000 investment.


                       United Kingdom                 United Kingdom
                     Small Company Series           Large Company Stocks
                     --------------------           --------------------

8/31/96                    10000                         10000
9/30/96                    10078                         10154
10/31/96                   10565.7752                    10667.7924
11/30/96                   10869.01295                   11195.84812


Annualized                        From
Total Return(%)               September 1996
-----------------------------------------------
                                  12.79



* The portfolio's objective is to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The United Kingdom Small Company Series provides access to publicly traded small companies in the lower half by market cap of companies traded on the London Stock Exchange. Currently these companies have market capitalization of approximately $550 million or less.

* This was a new portfolio and its year-to-date returns in fiscal 1996 reflected the performance of its strategy.


Past performance is not predictive of future performance.


United Kingdom Large Company Stocks courtesy of Morgan Stanley Capital International.

Continental Small Company Series vs.
Continental Large Company Stocks
September 1996-November 1996

The following reflects the growth of a $10,000 investments.



                       Continental Small           Continental Large
                         Company Series              Company Stocks
                       -----------------           -----------------

8/31/96                     10000                        10000
9/30/96                     9860                         10200
10/31/96                    10040.438                    10322.4
11/30/96                    10230.20228                  10817.8752


Annualized                        From
Total Return(%)               September 1996
-----------------------------------------------
                                  4.31



* The portfolio's objective is to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The Continental Small Company Series provides access to publicly traded small companies listed on the major exchanges of France, Germany, Italy, Switzerland, the Netherlands, Belgium and Spain. Currently, these companies have market capitalization of approximately $750 million or less.

* This was a new portfolio and its year-to-date returns in fiscal 1996 reflected the performance of its strategy.


Past performance is not predictive of future performance.


Continental Large Company Stocks courtesy of Morgan Stanley Capital
International.

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHARTS



DFA International Value Series vs.
EAFE Index
March 1994-November 1996

The following reflects the growth of a $10,000 investment.


                      DFA International
                         Value Series              EAFE Index
                      -----------------            ----------

2/28/94                   10000                     10000
3/31/94                   9733                      9570
4/30/94                   10060.0288                9981.51
5/31/94                   10119.38297               9921.62094
6/30/94                   10238.79169               10060.52363
7/31/94                   10438.44813               10161.12887
8/31/94                   10598.15638               10404.99596
9/30/94                   10228.28073               10082.44109
10/31/94                  10657.86852               10425.24408
11/30/94                  10099.39621               9924.832368
12/31/94                  10158.98264               9984.381363
1/31/95                   9756.686931               9604.974871
2/28/95                   9736.197888               9576.159946
3/31/95                   10311.60718               10179.45802
4/30/95                   10633.32933               10566.27743
5/31/95                   10572.71935               10439.4821
6/30/95                   10462.76307               10262.0109
7/31/95                   11051.81663               10908.51759
8/31/95                   10676.05486               10493.99392
9/30/95                   10740.11119               10703.8738
10/31/95                  10536.04908               10414.86921
11/30/95                  10825.79043               10706.48555
12/31/95                  11350.84127               11145.45145
1/31/96                   11464.34968               11190.03326
2/29/96                   11536.57508               11234.79339
3/31/96                   11698.08713               11470.72405
4/30/96                   12154.31253               11803.37505
5/31/96                   12040.06199               11590.9143
6/30/96                   12083.40622               11660.45978
7/31/96                   11759.57093               11322.30645
8/31/96                   11811.31304               11344.95106
9/30/96                   12019.19215               11651.26474
10/31/96                  11903.80791               11534.7521
11/30/96                  12433.52736               11996.14218


Annualized                        One               From
Total Return(%)                   Year           March 1994
----------------------------------------------------------------------------
                                 14.85              8.24



* This portfolio invests in large non-U.S. high book-to-market companies with market capitalization greater than $500 million and book-to-market ratios in the upper 30% of large publicly traded international companies. Country weightings reflect the EAFE index market capitalization weight, with Japan limited to 38%.


* This portfolio's returns in fiscal 1996 reflected the performance of large, high book-to-market international companies.


Past performance is not predictive of future performance.

EAFE Index courtesy of Morgan Stanley Capital International.

Emerging Markets Series vs.
MSCI Emerging Markets Free Equal-Weighted Index
May 1994-November 1996

The following reflects the growth of a $10,000 investment.

                                                     MSCI Emerging Markets
                     Emerging Markets Series       Free Equal-Weighted Index
                     -----------------------       -------------------------


4/30/94                    10000                          10000
5/31/94                    10330                          10455
6/30/94                    10210.172                      10245.9
7/31/94                    10969.8088                     10947.74415
8/31/94                    11959.28555                    12330.44424
9/30/94                    12089.64176                    12450.04955
10/31/94                   11740.25112                    12296.91394
11/30/94                   11370.43321                    11787.8217
12/31/94                   10550.62497                    11164.24593
1/31/95                    9570.471912                    10046.70491
2/28/95                    9520.705458                    9808.598007
3/31/95                    9940.568568                    10233.3103
4/30/95                    10430.6386                     10974.20197
5/31/95                    11170.17088                    11643.62829
6/30/95                    11240.54295                    11626.16284
7/31/95                    11690.16467                    11905.19075
8/31/95                    11250.61448                    11305.16914
9/30/95                    11040.22799                    11141.24419
10/31/95                   10670.38035                    10771.35488
11/30/95                   10625.56475                    10578.54763
12/31/95                   10947.51936                    11017.55735
1/31/96                    12128.7567                     11984.89889
2/29/96                    11876.47856                    11830.29369
3/31/96                    11977.42863                    11883.53001
4/30/96                    12321.18083                    12270.93309
5/31/96                    12321.18083                    12210.80552
6/30/96                    12422.21452                    12417.16813
7/31/96                    11361.3574                     11467.25477
8/31/96                    11684.01995                    11759.66977
9/30/96                    11936.39478                    12046.60571
10/31/96                   11673.79409                    11734.59862
11/30/96                   12088.21378                    12137.09536




Annualized                      One                           From
Total Return(%)                 Year                        May 1994
-------------------------------------------------------------------------------
                               13.77                          7.62


* The portfolio provides access to non-U.S. large companies in "emerging market" countries including Argentina, Brazil, Indonesia, Israel, Malaysia, Mexico, Portugal, Thailand, Turkey and the Philippines. Investment is based on market capitalization, with investments attempting to capture between 40% and 75% of the largest companies in each country. The portfolio attempts to have equal country-weighting.

* This portfolio's returns in fiscal 1996 reflected the performance of an equally-weighted emerging markets country portfolio.

Past performance is not predictive of future performance.


MSCI Emerging Markets Free Equal-Weighted Index is created by equal-weighting the MSCI country returns for the 10 countries that Dimensional is currently invested in. Courtesy of Morgan Stanley Capital International.

DFA One-Year Fixed Income Series vs.
One Month CD's
March 1993-November 1996

The following reflects the growth of a $10,000 investment.

                  DFA One-Year
                  Fixed Income          One Month
                    Series                 CD's
----------------------------------------------------
2/28/93            10000                 10000
3/31/93            10048                 10024
4/30/93            10097.2352            10046.0528
5/31/93            10104.30326           10066.14491
6/30/93            10148.7622            10088.29042
7/31/93            10180.22336           10110.48466
8/31/93            10229.08843           10133.73878
9/30/93            10267.95897           10155.01963
10/31/93           10289.52168           10175.32967
11/30/93           10308.04282           10198.73293
12/31/93           10343.09017           10221.17014
1/31/94            10394.80562           10243.65671
2/28/94            10376.09497           10264.14403
3/31/94            10372.98214           10288.77797
4/30/94            10367.79565           10313.47104
5/31/94            10389.56802           10344.41145
6/30/94            10424.89255           10376.47913
7/31/94            10486.39942           10408.64621
8/31/94            10527.29638           10444.03561
9/30/94            10545.19278           10478.50093
10/31/94           10579.99192           10517.27138
11/30/94           10574.70192           10555.13356
12/31/94           10607.4835            10598.40961
1/31/95            10708.25459           10646.10245
2/28/95            10809.98301           10689.75147
3/31/95            10877.0049            10738.92433
4/30/95            10948.79313           10782.95392
5/31/95            11065.94522            10834.7121
6/30/95            11129.02111           10882.38483
7/31/95            11188.00492           10931.35556
8/31/95            11245.06375           10979.45352
9/30/95            11295.66653           11024.46928
10/31/95           11355.53357           11075.18184
11/30/95           11410.04013           11122.80512
12/31/95           11464.80832           11168.40863
1/31/96            11517.54644           11219.78331
2/29/96            11563.61662           11263.54046
3/31/96            11615.6529            11306.34191
4/30/96            11656.30768           11352.69792
5/31/96            11695.93913           11396.97344
6/30/96            11759.0972            11438.00254
7/31/96            11814.36496           11488.32975
8/31/96            11872.25535           11534.28307
9/30/96            11943.48888           11580.4202
10/31/96           12030.67635           11627.89993
11/30/96           12102.8604            11672.08595

Annualized                One              From
Total Return (%)          Year           March 1993
---------------------------------------------------
                          6.07             5.22

* The series maximizes expected returns by shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Issues which meet maturity and quality levels are further evaluated for business risk. Maturities are shifted if sufficient premiums can be documented. Investments are made in high quality obligations, including BA's, CD's, corporate debt obligations and commercial paper of U.S. as well as non-U.S. issuers (Yankees). Average maturity is maintained under one year with no individual issue longer than two years.

* This portfolio's returns in fiscal 1996 reflected the performance of its strategy.

Past performance is not predictive of future performance.

-------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHARTS



DFA Two-Year Corporate Fixed Income Series vs.
Merrill Lynch Governments, U.S. Treasury, Short Term (1-2.99 Years) July 1996-November 1996

The following reflects the growth of a $10,000 investment.


                                                    Merrill Lynch Governments,
            DFA Two-Year Corporate Fixed            U.S. Treasury, Short Term
                   Income Series                         (1-2.99 Years)"
            ----------------------------            -------------------------

6/30/96            10000                                  10000
7/31/96            10040                                  10039
8/31/96            10090.2                                10073.1326
9/30/96            10160.8314                             10164.79811
10/31/96           10261.42363                            10279.66033
11/30/96           10325.04446                            10358.81371



Annualized                                            From
Total Return(%)                                     July 1996
---------------------------------------------------------------------------
                                                      3.25



* The portfolio seeks to maximize expected returns by shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Maturities are shifted if sufficient premiums can be documented. Investments are made in U.S. government and high-quality corporate securities with a maximum maturity of two years.

* This was a new portfolio and its year-to-date returns in fiscal 1996 reflected the performance of its strategy.


Past performance is not predictive of future performance.


Merrill-Lynch Governments, U.S. Treasury, Short-Term (1-2.99 Years) courtesy of Merrill-Lynch.

DFA Two-Year Government Series vs.
Merrill Lynch Governments, U.S. Treasury, Short Term (1-2.99 Years) July 1996-November 1996


The following reflects the growth of a $10,000 investment.

                                                 Merrill Lynch Governments,
                         DFA Two-Year            U.S. Treasury, Short Term
                      Government Series              (1-2.99 Years)
                      --------------------       --------------------------


6/30/96                   10000                        10000
7/31/96                   10050                        10039
8/31/96                   10080.15                     10073.1326
9/30/96                   10157.76716                  10164.79811
10/31/96                  10258.32905                  10279.66033
11/30/96                  10329.11152                  10358.81371



Annualized                                            From
Total Return(%)                                     July 1996
---------------------------------------------------------------------------
                                                      3.29



* The portfolio seeks to maximize expected returns by shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Maturities are shifted if sufficient premiums can be documented. Investments are made in U.S. government securities with a maximum maturity of two years.

* This was a new portfolio and its year-to-date returns in fiscal 1996 reflected the performance of its strategy.


Past performance is not predictive of future performance.


Merrill-Lynch Governments, U.S. Treasury, Short-Term (1-2.99 Years) courtesy of Merrill-Lynch.

DFA Two-Year Global Fixed Income Series vs.
Merrill Lynch Governments, U.S. Treasury, Short Term (1-2.99 Years) March 1996-November 1996

The following reflects the growth of a $10,000 investment.


                                               Merrill Lynch Governments,
                   DFA Two-Year Global         U.S. Treasury, Short Term
                   Fixed Income Series               (1-2.99 Years)
                   -------------------         --------------------------

2/29/96                  10000                        10000
3/31/96                  10047                        9991
4/30/96                  10097.235                    9998.9928
5/31/96                  10147.72118                  10019.99068
6/30/96                  10188.31206                  10092.13462
7/31/96                  10259.63024                  10131.49394
8/31/96                  10361.20058                  10165.94102
9/30/96                  10438.90959                  10258.45109
10/31/96                 10530.77199                  10374.37158
11/30/96                 10602.38124                  10454.25424


Annualized                       From
Total Return(%)               March 1996
------------------------------------------
                                 6.02



* The portfolio seeks to maximize expected returns by shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Maturities are shifted if sufficient premiums can be documented. Investments are made in U.S. government securities, high-quality corporate securities and currency hedged global bonds with a maximum maturity of two years.

* This was a new portfolio and its year-to-date returns in fiscal 1996 reflected the performance of its strategy.


Past performance is not predictive of future performance.


Merrill-Lynch Governments, U.S. Treasury, Short-Term (1-2.99 Years) courtesy of Merrill-Lynch.

                       THE DFA INVESTMENT TRUST COMPANY
                           STATEMENT OF NET ASSETS
                      THE U.S. 6-10 SMALL COMPANY SERIES
                              NOVEMBER 30, 1996

                                                   Shares             Value+
                                                  --------          ----------
COMMON STOCKS - (99.3%)
 *3 D Systems Corp.  ...................           6,700            $ 67,838
 *3D0 Co.  .............................          13,000              84,906
 *4 Health, Inc.  ......................             500               2,813
 *AAON, Inc.  ..........................           4,400              23,100
  AAR Corp.  ...........................           8,800             262,900
  ABC Bancorp  .........................           1,300              22,588
 *ABC Rail Products Corp.  .............           4,000              78,500
  ABM Industries, Inc.  ................           7,700             132,825
 *ABT Building Products Corp.  .........           5,000             118,125
 *ACC Corp.  ...........................           6,050             180,744
 *ACT Manufacturing, Inc.  .............           4,300             105,619
 *ACX Technologies, Inc.  ..............          15,000             273,750
  ADAC Laboratories  ...................          11,466             251,535
 *AEP Industries, Inc.  ................           3,000             151,875
 *AER Energy Resources, Inc.  ..........          12,300              46,894
 *AFC Cable Systems, Inc.  .............           2,500              50,000
 *AG Services America, Inc.  ...........           2,800              38,325
*#AMC Entertainment, Inc.  .............           2,600              50,050
  APL, Ltd.  ...........................          10,300             247,200
 *APS Holding Corp. Class A  ...........           6,900             132,825
 *ARI Network Services, Inc.  ..........           6,800              17,000
 *ARV Assisted Living, Inc.  ...........           4,000              41,250
 *AST Research, Inc.  ..................          26,713             117,704
 *ATC Group Services, Inc.  ............           3,900              41,194
 *ATS Medical, Inc.  ...................           7,500              56,250
 *AW Computer Systems, Inc.
   Class A .............................           2,400               2,887
  Aames Financial Corp.  ...............           7,900             338,713
  Aaron Rents, Inc. Class A  ...........           4,800              69,600
  Aaron Rents, Inc. Class B  ...........          14,400             204,300
 *Aasche Transportation Services,  Inc.            1,300               4,794
 *Abaxis, Inc.  ........................           4,400              14,988
  Abington Savings Bank MA  ............             700              14,131
 *Abiomed, Inc.  .......................           2,700              35,269
 *Able Telcom Holding Corp.  ...........           4,500              33,750
  Abrams Industries, Inc.  .............             200                 963
 *Abraxas Petroleum Corp.  .............           2,300              17,825
 *Accell International Corp.  ..........           2,700               7,931
 *Acceptance Insurance Companies,  Inc.            6,825             139,913
 *Access Beyond, Inc.  .................             300               2,400
 *Access Health Marketing, Inc.  .......           5,500             215,188
 *Acclaim Entertainment, Inc.  .........          23,200             119,625
 *Accustaff, Inc.  .....................           4,590              92,948
 *Ace Cash Express, Inc.  ..............           1,700              26,244
  Aceto Corp.  .........................           2,600              35,750
  Ackerley Communications, Inc.  .......          10,900             141,700
 *Acme Electric Corp.  .................           2,500              18,125
 *Acme Metals, Inc.  ...................           4,600              95,450
 *Acme United Corp.  ...................           3,400              14,875
  Acordia, Inc.  .......................           6,300             187,425
 *Actel Corp.  .........................           7,100             155,313
 *Action Performance Companies,  Inc.  .           6,000             102,000
 *Active Voice Corp.  ..................           1,300              15,275
 *Activision, Inc.  ....................           7,100              82,094
 *Acuson Corp.  ........................          15,300             349,988
 *Adage, Inc.  .........................           3,100              11,722
 *Adam Software, Inc.  .................           1,000               2,813

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
  Adams Resources & Energy, Inc.  ......           2,100           $  20,738
 *Addington Resources, Inc.  ...........           6,000             178,500
 *Adelphia Communications Corp. Class A.           7,700              51,494
 *Adept Technology, Inc.  ..............           5,000              35,938
 *Adflex Solutions, Inc.  ..............           3,400              36,125
 *Advanced Digital Information Corp.  ..           6,000              70,125
 *Advanced Energy Industries, Inc.  ....           4,000              26,500
 *Advanced Logic Research, Inc.  .......           5,900              71,538
 *Advanced Magnetics, Inc.  ............           6,000             101,250
 *Advanced Marketing Services, Inc.  ...           2,700              27,675
 *Advanced Medical, Inc.  ..............           6,400              21,600
 *Advanced Photonix, Inc. Class A  .....           6,300              17,325
 *Advanced Polymer Systems, Inc.  ......           9,000              67,500
 *Advanced Promotion Technologies,
   Inc. (Private Placement) ............          11,624                 112
 *Advanced Technology Labs, Inc.  ......           5,740             165,025
 *Advanced Technology Materials,  Inc.             4,300              59,394
 *Advanced Tissue Sciences, Inc.  ......          24,700             299,488
  Advantage Bancorp, Inc.  .............           1,750              56,219
 *Advest Group, Inc.  ..................           4,300              45,150
  Advo, Inc.  ..........................          13,300             167,913
 *Advocat, Inc.  .......................           2,600              19,175
 *Aequitron Medical, Inc.  .............           2,900              28,456
 *Aeroflex, Inc.  ......................           5,900              26,550
 *Aerosonic Corp. DE  ..................           1,000               3,375
 *Aerovox, Inc.  .......................           2,600              14,625
 *Aetrium, Inc.  .......................           4,100              49,713
  Affiliated Community Bancorp  ........           1,600              36,100
 *Agouron Pharmaceuticals, Inc.  .......           6,600             363,825
 *Agri-Nutrition Group, Ltd.  ..........           1,600               2,225
 *Air & Water Technologies Corp. Class A          16,000              99,000
  Air Express International Corp.  .....           9,250             302,938
 *Air Methods Corp.  ...................           4,000               8,625
 *Air-Cure Environmental  ..............           5,800              27,369
  Airborne Freight Corp.  ..............           8,400             180,600
 *Airsensors, Inc.  ....................           2,500              20,469
 *Airways Corp.  .......................           2,600               9,750
 *Akorn, Inc.  .........................           6,000              11,625
 *Alamco, Inc.  ........................           1,800              20,700
  Alamo Group, Inc.  ...................           4,800              79,800
*#Alaska Air Group, Inc.  ..............           6,300             151,988
 *Alba-Waldensian, Inc.  ...............           3,700              21,275
  Albank Financial Corp.  ..............           8,040             263,310
  Albany International Corp. Class A  ..           5,000             110,625
 *Alcide Corp.  ........................           1,400              30,100
 *Aldila, Inc.  ........................           8,200              36,900
  Alfa Corp.  ..........................          22,400             260,400
 *Alfin, Inc.  .........................           5,800               6,888
  Aliant Communications, Inc.  .........          20,200             326,988
  Alico, Inc.  .........................           3,500              71,750
 *Alkermes, Inc.  ......................          10,000             142,500
*#All American Communications, Inc.  ...           3,200              39,200
 *All American Semiconductor, Inc.  ....           7,100               9,208
 *Allcity Insurance Co.  ...............             200               1,550
 *Allen Group, Inc.  ...................          13,100             289,838
  Allen Organ Co. Class B  .............             200               7,975

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Alliance Entertainment Corp.  ........          18,100            $ 42,988
 *Alliance Gaming Corp.  ...............          17,528              61,896
 *Alliance Pharmaceuticals Corp.  ......          15,000             187,500
*#Alliance Semiconductor Corp.  ........          17,600             140,800
 *Alliant Techsystems, Inc.  ...........           3,000             160,875
  Allied Bankshares, Inc.  .............           6,290              74,694
 *Allied Capital Advisers, Inc.  .......           4,500              27,000
  Allied Capital Lending Corp.  ........           2,200              33,550
  Allied Group, Inc.  ..................           5,350             236,069
  Allied Healthcare Products, Inc.  ....           3,900              26,813
 *Allied Holdings, Inc.  ...............           5,000              40,625
  Allied Life Financial Corp.  .........           2,000              35,000
  Allied Products Corp.  ...............           6,600             157,575
 *Allied Research Corp.  ...............           2,200              11,825
 *Allied Waste Industries, Inc.  .......          32,200             287,788
 *Allou Health & Beauty Care, Inc.
   Class A .............................           1,900              12,469
 *Allstate Financial Corp.  ............           1,600              10,600
 *Alltrista Corp.  .....................           3,953             101,296
 *Allwaste, Inc.  ......................          19,800              86,625
 *Aloette Cosmetics, Inc.  .............           1,000               2,938
 *Alpha Beta Technology, Inc.  .........           6,600              60,225
 *Alpha Industries, Inc.  ..............          10,000              78,750
 *Alpha Microsystems, Inc.  ............           3,300               5,517
 *Alpha Technologies Group, Inc.  ......           7,500              34,688
  Alpharma, Inc. Class A  ..............           8,800             112,200
 *Alpine Group, Inc.  ..................          15,736             106,218
 *Alpine Lace Brands, Inc.  ............           2,800              15,400
 *Alta Gold Co.  .......................          13,700              53,516
 *Alteon, Inc.  ........................           7,100              50,588
 *Alternative Resources Corp.  .........           6,200             105,013
 *Altris Software, Inc.  ...............           5,200              33,475
 *Altron, Inc.  ........................           6,800             127,500
 *Amati Communications Corp.  ..........          11,800             201,338
 *Amax Gold, Inc.  .....................          43,400             260,400
  Amcast Industrial Corp.  .............           3,400              80,325
  Amcol International Corp.  ...........          10,500             147,000
  Amcore Financial, Inc.  ..............           5,250             118,125
 *AmeriLink Corp.  .....................           1,400               7,175
 *America Services Group, Inc.  ........           3,000              32,438
 *America West Airlines, Inc. Class B  .          21,100             308,588
  American Annuity Group, Inc.  ........          18,200             241,150
  American Bancorpation Ohio  ..........             200               4,975
  American Bank of Connecticut  ........           1,100              32,175
 *American Banknote Corp.  .............           7,900              38,513
  American Biltrite, Inc.  .............           1,400              28,700
 *American Biogenetic Sciences, Inc.
   Class A .............................           6,300              26,381
 *American Buildings Co.  ..............           3,500              75,250
 *American Business Information,  Inc.            11,400             196,650
  American Business Products, Inc.  ....           8,150             181,338
 *American Claims Evaluation, Inc.  ....           1,000               1,656
 *American Classic Voyages Co.  ........           5,500              50,531
  American Eagle Group, Inc.  ..........           4,000              16,000
 *American Eagle Outfitters, Inc.  .....           4,900             116,988
 *American Ecology Corp.  ..............           5,250               5,414
 *American Educational Products,  Inc.             1,900               1,930
 *American Exploration Co.  ............           5,800              94,975
  American Federal Bank FSB
   Greenville, SC ......................           5,500             105,531
  American Filtrona Corp.  .............             200               8,400

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *American Freightways Corp.  ..........          17,500           $ 182,656
 *American Healthcorp, Inc.  ...........           3,100              33,131
  American Heritage Life Investment
   Corp. ...............................           5,500             124,094
 *American Homepatient, Inc.  ..........           7,000             161,000
 *American Homestar Corp.  .............           3,950              70,113
  American Indemnity Financial Corp.  ..             800               8,150
  American List Corp.  .................             825              24,338
 *American Media, Inc. Class A  ........          13,500              77,625
 *American Medical Electronics, Inc.
   (Escrow-Bonus) ......................           4,400                   0
 *American Medical Electronics, Inc.
   (Escrow-Earnings) ...................           4,400                   0
 *American Mobile Satellite Corp.  .....          12,500             153,906
 *American Oilfield Divers, Inc.  ......           3,100              39,913
 *American Pacific Corp.  ..............           4,100              28,188
 *American Paging, Inc.  ...............          11,000              63,938
 *American Physicians Services  Group,
   Inc. ................................           1,500               9,000
  American Precision Industries, Inc.  .          14,600             266,450
  American Recreation Centers, Inc.  ...           4,300              21,769
 *American Safety Razor Co.  ...........           6,000              73,125
 *American Science & Engineering,  Inc.            7,800              90,675
 *American Shared Hospital Services  ...             600                 863
 *American Software, Inc. Class A  .....           8,700              51,656
 *American Studios, Inc.  ..............          12,500              26,953
 *American Superconductor Corp.  .......           4,700              50,819
 *American Technical Ceramics  Corp.  ..           1,800              10,800
 *American Telecasting, Inc.  ..........           9,200              73,025
 *American Travellers Corp.  ...........           6,500             229,125
 *American United Global, Inc.  ........           2,200              21,863
 *American Waste Services, Inc.
   Class A .............................          12,400              26,350
  American Woodmark Corp.  .............             660               7,260
  Americana Bancorp, Inc.  .............           1,600              25,200
 *Americredit Corp.  ...................          15,700             312,038
 *Amerihost Properties, Inc.  ..........           4,000              27,250
 *Ameristar Casinos, Inc.  .............          10,300              54,075
 *Ameriwood Industries International
   Corp. ...............................           3,200              29,800
  Ameron, Inc.  ........................           1,500              72,375
 *Ames Department Stores, Inc.  ........           9,700              47,288
  Ametek, Inc.  ........................           2,500              53,125
 *Amistar Corp.  .......................           1,300               4,388
  Ampco-Pittsburgh Corp.  ..............           4,400              61,050
 *Amre, Inc.  ..........................          12,500              34,375
 *Amrep Corp.  .........................           3,900              19,013
 *Amresco, Inc.  .......................          13,600             294,100
 *Amrion Corp.  ........................           2,500              57,500
 *Amtech Corp.  ........................           5,800              43,863
 *Amtran, Inc.  ........................           5,300              38,425
  Amvestors Financial Corp.  ...........           7,825             112,484
  Amwest Insurance Group, Inc.  ........           4,400              55,275
 *Amylin Pharmaceuticals, Inc.  ........          13,400             161,638
 *Anadigics, Inc.  .....................           4,200             156,450
  Analogic Corp.  ......................           6,200             170,500
  Analysis & Technology, Inc.  .........             800              11,550
  Analysts International Corp.  ........           8,200             227,550
 *Analytical Surveys, Inc.  ............           2,100              19,819
 *Anaren Microwave, Inc.  ..............           2,000              12,250
  Anchor Bancorp Wisconsin, Inc.  ......           2,100              74,025
  Andover Bancorp, Inc. DE  ............           1,700              45,581
 *Andrea Electronics Corp.  ............           1,500              18,188
 *Anergen, Inc.  .......................           8,300              27,494
 *Anesta Corp.  ........................           5,100              73,313
 *Andrea Electronics Corp.  ............           1,500              18,188
 *Anergen, Inc.  .......................           8,300              27,494
 *Anesta Corp.  ........................           5,100              73,313

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
  Angelica Corp.  ......................           4,100            $ 78,925
 *Anicom, Inc.  ........................           4,800              45,900
*#Anika Research, Inc.  ................           2,280               9,405
*#Ann Taylor Stores Corp.  .............          10,100             204,525
 *Antec Corp.  .........................           9,100              87,588
 *Anuhco, Inc.  ........................           3,800              32,300
 *Apertus Technologies, Inc.  ..........           5,600              17,325
*#Aphton Corp.  ........................           6,200             110,825
  Apogee Enterprises, Inc.  ............           8,000             355,000
 *Apogee, Inc.  ........................           4,900              27,869
  Apple South, Inc.  ...................          10,000             146,875
 *Appliance Recycling Centers of
   America, Inc. .......................           2,100               1,838
 *Applied Digital Access, Inc.  ........           5,900              42,406
 *Applied Extrusion Technologies,  Inc.            4,100              38,438
 *Applied Innovation, Inc.  ............           7,800              52,650
 *Applied Magnetics Corp.  .............          13,100             358,613
 *Applied Microbiology, Inc.  ..........          10,600              32,131
  Applied Power, Inc. Class A  .........           6,500             235,625
 *Applied Science & Technology, Inc.  ..           1,700              15,938
 *Applied Signal Technologies, Inc.  ...           5,000              22,813
  Aptargroup, Inc.  ....................           7,700             265,650
 *Aquagenix, Inc.  .....................           1,300               7,516
  Aquarion Co.  ........................           2,600              65,650
  Aquila Gas Pipeline Corp.  ...........          11,700             174,038
 *Arabian Shield Development Co.  ......             200                 563
 *Arbatax International, Inc.  .........           2,800              18,900
 *Arbor Health Care Co.  ...............           3,400              81,175
 *Arch Communications Group, Inc.  .....          11,300             122,888
 *Arch Petroleum, Inc.  ................           8,600              23,650
  Arctic Cat, Inc.  ....................          16,300             156,888
 *Arden Industrial Products, Inc.  .....           3,500              18,156
 *Argosy Gaming Corp.  .................          12,200              68,625
 *Ariel Corp.  .........................           4,600              59,800
 *Ark Restaurants Corp.  ...............           1,600              19,600
  Arkansas Best Corp.  .................           9,800              49,613
 *Armco, Inc.  .........................           5,000              22,500
  Armor All Products Corp.  ............          11,800             223,463
  Arnold Industries, Inc.  .............          16,500             262,969
 *Aronex Pharmaceuticals, Inc.  ........           7,250              57,094
 *Arrhythmia Research Technology,  Inc.            1,600               4,800
 *Arris Pharmaceutical Corp.  ..........           6,700              87,519
 *Arrow Automotive Industries, Inc.  ...           1,800               7,425
  Arrow Financial Corp.  ...............           3,154              75,499
 *Artisoft, Inc.  ......................           5,700              39,366
 *Artistic Greetings, Inc.  ............           2,900              13,594
 *Arts Way Manufacturing Co., Inc.  ....             200               1,000
  Arvin Industries, Inc.  ..............          12,300             292,125
 *Asante Technologies, Inc.  ...........           4,300              24,456
 *Aseco Corp.  .........................           1,400              13,475
  Ashland Coal, Inc.  ..................           5,400             139,050
 *Ashworth, Inc.  ......................           8,400              52,500
  Aspen Bancshares, Inc.  ..............           1,406              27,066
 *Aspen Technology, Inc.  ..............           3,600             299,025
  Associated Banc-Corp.  ...............           7,012             305,022
 *Astec Industries, Inc.  ..............          10,400              92,300
  Astro-Med, Inc.  .....................           3,000              25,875
 *Astronics Corp.  .....................           2,375              11,430
 *Astrosystems, Inc.  ..................           3,400              18,913
 *Astrotech International Corp.  .......           4,900              25,419
 *Asyst Technologies, Inc.  ............           2,500              49,063

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
  Atalanta Sosnoff Capital Corp.  ......           4,400            $ 39,050
 *Atchison Casting Corp.  ..............           2,200              36,300
 *Athey Products Corp.  ................           2,940              13,138
 *Atkinson (Guy F.) of California  .....           4,500              45,844
 *Atlantic American Corp.  .............          10,300              34,119
 *Atlantic Beverage, Inc.  .............           2,000               6,250
 *Atlantic Coast Airlines, Inc.  .......           5,000              64,063
 *Atlantic Gulf Communities Corp.  .....           4,800              21,000
 *Atlantic Tele-Network, Inc.  .........           6,100             117,044
 *Atlantis Plastics, Inc.  .............           2,900              25,013
 #Atmos Energy Corp.  ..................           6,300             155,138
  Atrion Corp.  ........................           1,300              33,963
 *Atrix Labs, Inc.  ....................           5,300              53,331
 *Atwood Oceanics, Inc.  ...............           4,800             267,600
 *Au Bon Pain, Inc. Class A  ...........           5,000              38,438
*#Audiovox Corp. Class A  ..............           3,600              18,900
 *Audits & Surveys Worldwide, Inc.  ....           6,500              17,063
  Augat, Inc.  .........................           7,900             223,175
 *Aura Systems, Inc.  ..................          29,975              74,469
 *Auspex Systems, Inc.  ................          14,500             170,375
  Authentic Fitness Corp.  .............           8,800              96,800
  Autocam Corp.  .......................           4,137              45,248
 *Autoimmune, Inc.  ....................           9,200             121,900
 *Autoinfo, Inc.  ......................           3,600              10,125
 *Autologic Information International,
   Inc. ................................           2,300              13,800
 *Autote Corp. Class A  ................          12,500              14,844
 *Avatar Holdings, Inc.  ...............           4,300             135,450
 *Avecor Cardiovascular, Inc.  .........           3,100              34,100
  Avemco Corp.  ........................           4,100              63,550
 *Avert, Inc.  .........................           1,400               8,181
  Aviall, Inc.  ........................          14,000             138,250
 *Avid Technology, Inc.  ...............           9,400             119,850
 *Avigen, Inc.  ........................           1,000               5,438
 *Aviva Petroleum, Inc. Deposit  Shares
  (Representing 5 Shares) ..............           6,500              26,000
 *Avondale Industries, Inc.  ...........           5,700              99,394
 *Aydin Corp.  .........................           3,100              27,900
 *Aztar Corp.  .........................          21,100             152,975
  Aztec Manufacturing Co.  .............          10,300              73,388
 *BBN Corp.  ...........................           9,500             218,500
 *BCT International, Inc.  .............           2,500               8,906
 *BEC Group, Inc.  .....................          10,683              50,744
  BEI Electronics, Inc.  ...............           3,400              37,188
  BGS Systems, Inc.  ...................           5,200             126,100
  BHA Group, Inc. Class A  .............           2,970              51,604
  BHC Financial, Inc.  .................           3,500              56,000
 *BI, Inc.  ............................           4,000              27,500
 *BMC West Corp.  ......................           5,700              68,400
  BMJ Financial Corp.  .................           5,000             123,750
 *BNH Bancshares, Inc.  ................           1,400              13,738
 *BPI Packaging Technologies, Inc.  ....           5,300              12,422
 *BRC Holdings, Inc.  ..................           3,500             143,063
  BSB Bancorp, Inc.  ...................           3,300              88,275
  BT Financial Corp.  ..................           1,650              62,081
 *BTG, Inc.  ...........................           1,200              24,000
 *BTU International, Inc.  .............           2,900               9,878
  BW/IP, Inc. Class A  .................          12,100             184,525
 *BWAY Corp.  ..........................           3,200              57,800
 *Baby Superstore, Inc.  ...............           8,600             240,263
 *Back Bay Restaurant Group, Inc.  .....           2,000               6,000
  Badger Meter, Inc.  ..................             400              15,650
  Badger Paper Mills, Inc.  ............           1,000              11,063
  Bairnco Corp.  .......................           3,900              24,375
  Baker (J.), Inc.  ....................           5,500              34,031
 *Baker (Michael) Corp.  ...............           6,000              38,250
  Balchem Corp.  .......................           1,350              11,306

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
  Baldor Electric Co.  .................          12,390            $289,616
 *Baldwin Piano & Organ Co.  ...........           2,000              25,750
 *Baldwin Technology, Inc. Class A  ....           7,800              20,475
 *Ballantyne Omaha, Inc.  ..............           2,200              33,550
  Ballard Medical Products  ............          10,900             204,375
 *Bally Entertainment Corp.  ...........           7,400             215,525
 *Bally Total Fitness Holding Corp.  ...           8,375              47,109
 *Baltek Corp.  ........................           1,500              11,438
 *BancTec, Inc.  .......................          11,262             223,832
 *Bancinsurance Corp.  .................           2,900              11,419
  Bancorp Connecticut, Inc.  ...........           1,200              27,300
  BancorpSouth, Inc.  ..................          10,500             278,250
  Bangor Hydro-Electric Co.  ...........           2,900              29,000
 *Bank United Financial Corp.
   Class A .............................           1,200              10,875
  Bank of Granite Corp.  ...............             300               9,450
  BankAtlantic Bancorp, Inc.  ..........           5,277              68,271
  BankAtlantic Bancorp, Inc. Class A  ..           1,319              17,065
  BankNorth Group, Inc. DE  ............           3,900             150,638
  Bankers Corp.  .......................          10,440             202,275
 *Banner Aerospace, Inc.  ..............          12,200             102,175
 *Banyan System, Inc.  .................           6,800              28,050
  Barefoot, Inc.  ......................           5,800              74,313
  Barnes Group, Inc.  ..................           3,600             204,300
 *Barnwell Industries, Inc.  ...........             500               9,438
 *Barr Laboratories, Inc.  .............           6,950             175,488
 *Barra, Inc.  .........................           6,000             153,000
 *Barrett Business Services, Inc.  .....           5,400              80,325
 *Barry (R.G.) Corp.  ..................           3,700              41,163
 *Base Ten Systems, Inc. Class A  ......           3,300              38,569
 *Basin Exploration, Inc.  .............           5,400              33,413
  Bassett Furniture Industries, Inc.  ..           7,200             163,350
 *Bay Networks, Inc.  ..................             134               3,585
  Bay State Gas Co.  ...................           6,500             189,313
  Bay View Capital Corp.  ..............           3,400             141,100
 *Bayou Steel Corp. Class A  ...........           4,700              13,219
 *Be Aerospace, Inc.  ..................           7,900             182,194
  Bearings, Inc.  ......................           5,600             154,700
  Beauticontrol Cosmetics, Inc.  .......           2,500              34,531
 *Beazer Homes USA, Inc.  ..............           2,600              41,925
 *Bel Fuse, Inc.  ......................           3,000              37,875
 *Belden & Blake Corp.  ................           5,600             142,100
 *Belding Heminway, Inc. Class A  ......             175                 306
 *Bell Industries, Inc.  ...............           5,867             118,807
 *Bell Microproducts, Inc.  ............           4,200              33,075
 *Bell Sports Corp.  ...................           7,145              45,103
 *Bellwethwer Exporation Co.  ..........           4,500              34,875
 *Ben & Jerry's Homemade, Inc.  Class A            3,600              46,125
 *Ben Franklin Retail Stores, Inc.  ....           4,964                 496
 *Benchmark Electronics, Inc.  .........           1,800              53,325
 *Benihana, Inc.  ......................           1,000              12,125
 *Bentley International, Inc.  .........              55                  62
 *Bentley Pharmaceuticals, Inc.  .......             960               2,520
 *Benton Oil & Gas Co.  ................           4,600             117,013
  Berkshire Gas Co.  ...................           1,000              16,000
 *Berlitz International, Inc.  .........           4,610              88,743
  Berry Petroleum Corp. Class A  .......          13,400             179,225
 *Bertuccis, Inc.  .....................           3,500              19,031
 *Bet Holdings, Inc. Class A  ..........           6,700             185,925
 *Bettis Corp.  ........................           6,200              49,213
 *Big Flower Press Holding, Inc.  ......           5,400              94,500

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                  Shares                Value+
                                                  --------          ----------
 *Billing Information Concepts Corp.  ..           5,400           $ 161,663
  Bindley Western Industries, Inc.  ....           6,500             115,375
  Binks Manufacturing Co.  .............           1,598              44,744
 *Bio Dental Technologies Corp.  .......           3,100              16,081
 *Bio Technology General Corp.  ........          24,000             220,500
 *Bio-Logic Systems Corp.  .............           2,100               5,644
*#Bio-Plexus, Inc.  ....................           3,300              20,419
 *Bio-Rad Laboratories, Inc. Class A  ..           4,800             143,400
 *Biocircuits Corp.  ...................             925               2,630
 *Biocryst Pharmaceuticals, Inc.  ......           5,300              74,863
 *Biomatrix, Inc.  .....................           4,000              59,250
 *Biosource International, Inc.  .......           4,200              29,531
 *Biospecifics Technologies Corp.  .....           1,800               8,775
 *Biospherics, Inc.  ...................           4,000              31,250
 *Biowhittaker, Inc.  ..................           4,900              39,813
 *Bird Corp.  ..........................           2,500              13,438
  Birmingham Steel Corp.  ..............          15,700             276,713
 *Black Box Corp.  .....................           7,300             297,475
 *Black Hawk Gaming &
   Development, Inc. ...................           1,000               6,000
  Black Hills Corp.  ...................           7,700             198,275
  Blair Corp.  .........................           3,700              72,613
  Blanch (E.W.) Holdings, Inc.  ........           6,400             125,600
  Blessings Corp.  .....................           6,000              58,875
  Blimpie International  ...............           4,600              51,463
  Blount International, Inc. Class A  ..           6,550             243,169
  Blount International, Inc. Class B  ..           3,600             132,300
 *Blowout Entertainment, Inc.  .........             791               3,017
 *Bluegreen Corp.  .....................           8,395              24,136
 *Blyth Holdings, Inc.  ................           5,200               4,388
  Bob Evans Farms, Inc.  ...............          15,000             196,875
*#Boca Research, Inc.  .................           3,900              46,313
 *Bombay Co., Inc.  ....................          18,300              86,925
 *Bon-Ton Stores, Inc.  ................           6,900              39,675
 *Bone Care International, Inc.  .......           1,125               7,031
 *Books-a-Million, Inc.  ...............           6,900              47,006
 *Boole & Babbage, Inc.  ...............           6,500             184,438
 *Boomtown, Inc.  ......................           5,900              38,719
 *Borg-Warner Security Corp.  ..........          13,600             142,800
 *Borland International, Inc.  .........          12,400             100,363
 *Borror Corp.  ........................           3,100              13,950
  Boston Acoustics, Inc.  ..............           3,400              61,625
 *Boston Technology, Inc.  .............          17,000             336,813
 *Bowmar Instrument Corp.  .............          11,700              18,281
  Bowne & Co., Inc.  ...................           9,700             237,650
 *Box Energy Corp. Class A  ............             400               4,100
 *Box Energy Corp. Class B  ............           8,800              75,350
 *Boyd Gaming Corp.  ...................          10,000              81,250
*#Bradlees, Inc.  ......................           3,000               3,000
 *Bradley Pharmaceuticals, Inc.
   Class A .............................           1,500               1,102
 *Brauns Fashions Corp.  ...............           1,000               6,938
  Brenton Banks, Inc.  .................             220               5,583
 *Brewer (C.) Homes, Inc. Class A  .....           1,800               3,375
  Bridgford Foods Corp.  ...............           4,705              37,346
 *Brightpoint, Inc.  ...................           4,850             175,813
 *Brite Voice Systems, Inc.  ...........           2,900              42,050
  Broad National Bancorporation  .......             220               2,475
 *Broadband Technologies, Inc.  ........           5,200             100,425
 *Broadway & Seymour, Inc.  ............           4,400              40,975
 *Brock International, Inc.  ...........           2,400               7,650
 *Broderbund Software, Inc.  ...........          10,000             300,625
 #Brooke Group, Ltd.  ..................           7,300              31,938
 *Brookstone, Inc.  ....................           3,300              34,031
 *Brooktrout Technology, Inc.  .........           3,900             125,775
 *Brothers Gourmet Coffees, Inc.  ......           5,600              14,700
 *Brown & Sharpe Manufacturing Co.
   Class A .............................           4,100              58,938

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Brown (Tom), Inc.  ...................          11,700            $220,838
  Brown Group, Inc.  ...................          10,000             190,000
  Brush Wellman, Inc.  .................           8,100             135,675
  Bryn Mawr Bank Corp.  ................             400              10,900
 *Buckeye Cellulose Corp.  .............           6,900             185,438
 *Buckhead America Corp.  ..............             900               5,513
 *Buckle, Inc.  ........................           3,400              97,325
 *Buffets, Inc.  .......................          12,586             117,994
 *Builders Transport, Inc.  ............           1,800               5,400
 *Bull Run Corp. GA  ...................          21,300              47,925
 *Burlington Coat Factory Warehouse
   Corp. ...............................          21,000             252,000
 *Burr Brown Corp.  ....................          12,450             322,144
 *Bush Boake Allen, Inc.  ..............           9,600             244,800
  Bush Industries, Inc. Class A  .......           4,050              73,406
 *Butler International, Inc.  ..........           3,100              30,225
  Butler Manufacturing Co.  ............           3,800             121,125
 *Buttrey Food & Drug Stores Co.  ......           3,800              31,350
 *C-COR Electronics, Inc.  .............          10,400             157,950
 *C-Phone Corp.  .......................           2,500               8,125
 *CAI Wireless Systems, Inc.  ..........           5,115              13,587
  CBT Corp.  ...........................             200               4,900
 *CCA Industries, Inc.  ................           3,600               8,438
 *CDI Corp.  ...........................          11,900             346,588
 *CE Software Holdings, Inc.  ..........           2,900               3,444
 *CEM Corp.  ...........................           3,800              33,250
 *CFI Proservices, Inc.  ...............           1,800              34,425
  CFSB Bancorp, Inc.  ..................           1,331              25,289
  CFW Communications Co.  ..............           6,500             143,000
  CFX Corp.  ...........................           5,800              87,000
  CKE Restaurants, Inc.  ...............           8,502             260,374
  CMAC Investment Corp.  ...............           5,600             427,000
 *CMC Industries, Inc.  ................           3,100              29,256
*#CMG Information Services, Inc.  ......           3,600              56,700
 *CMI Corp. Class A  ...................          18,100              85,975
  CML Group, Inc.  .....................          24,600              98,400
  CNB Bancshares, Inc.  ................           9,391             336,902
*#CNS Income  ..........................           9,100             127,969
 *CPAC, Inc.  ..........................           3,320              45,650
  CPB, Inc.  ...........................           2,600              77,025
 *CPI Aerostructures, Inc.  ............             200                 488
  CPI Corp.  ...........................           7,700             130,900
 *CSP, Inc.  ...........................           2,800              22,750
 *CSS Industries, Inc.  ................           4,800             115,800
 *CTC Communications Corp.
   Class 1 .............................           4,700              32,606
  CTS Corp.  ...........................           2,100              83,213
  CU Bancorp  ..........................           2,300              26,019
 *CUNO, Inc.  ..........................           6,200              96,100
  CVB Financial Corp.  .................           2,634              52,351
 *Cable Design Techologies Corp.  ......           7,050             203,569
  Cabot Oil & Gas Corp. Class A  .......           9,100             161,525
 *Cache, Inc.  .........................           5,025              17,902
 *Caci International, Inc. Class A  ....           1,000              18,938
 *Cade Industries, Inc.  ...............           1,500               2,133
 *Cadiz Land, Inc.  ....................          10,800              46,575
  Cadmus Communications Corp.  .........           4,800              79,500
 *Caere Corp.  .........................           5,400              46,238
  Cagle's, Inc. Class A  ...............           2,250              31,781
 *Cairn Energy USA, Inc.  ..............           7,900              93,813
 *Calcomp Technology, Inc.  ............           1,500               4,266

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Caldor Corp.  ........................           9,700           $  15,763
 *Calgene, Inc.  .......................          28,700             156,953
  Calgon Carbon Corp.  .................          22,200             258,075
 *California Amplifier, Inc.  ..........           6,600              54,863
 *California Culinary Academy, Inc.  ...           1,200              10,425
  California Financial Holding Corp.  ..           1,800              52,425
 *California Micro Devices Corp.  ......           3,400              22,738
 *California Microwave, Inc.  ..........           6,400              96,000
  California State Bank  ...............           2,059              34,488
  California Water Service Co.  ........           3,100             121,288
*#Callon Petroleum Co.  ................           3,200              59,200
  Calmat Co.  ..........................          12,800             233,600
 *Calumet Bancorp, Inc.  ...............           1,100              36,988
 *Cambex Corp.  ........................           5,200              13,325
  Cambrex Corp.  .......................           4,850             153,988
 *Cambridge Neuroscience, Inc.  ........           6,800              95,625
 *Cambridge Soundworks, Inc.  ..........           1,200               6,000
 *Campo Eletronics, Appliances &
   Computers, Inc. .....................           3,200               4,800
 *Candela Laser Corp.  .................           2,100              14,175
 *Candies, Inc.  .......................           4,700              10,281
 *Canisco Resources, Inc.  .............             500               2,438
 *Cannon Express, Inc. Class A  ........             900               7,538
*#Cannondale Corp.  ....................           4,300              82,506
 *Cantel Industries, Inc. Class B  .....           2,000              15,750
 *Canterbury Educational Services,
   Inc. ................................           4,800               5,100
 *Canyon Resources Corp.  ..............          20,500              52,531
  Cape Cod Bank & Trust Co.  ...........           1,000              23,563
 *Capital Pacific Holdings, Inc.  ......           1,000               2,500
  Capital Re Corp.  ....................           8,100             310,838
  Capitol American Financial Corp.  ....          13,000             471,250
  Capitol Bancorp, Ltd.  ...............             990              15,964
  Capitol Transamerica Corp.  ..........           3,700              99,438
 *Capstone Pharmacy Services, Inc.  ....          16,300             175,225
  Capsure Holdings Corp.  ..............           7,300              69,350
  Caraustar Industries, Inc.  ..........           2,600              88,400
  Cardinal Health, Inc.  ...............             840              70,245
 *Cardinal Realty Services, Inc.  ......           1,400              29,225
 *Cardiotech International, Inc.  ......           1,301               3,253
 *Care Group, Inc.  ....................           3,400               5,950
 *Carmike Cinemas, Inc. Class A  .......           5,000             136,250
  Carolina First Corp.  ................           5,602             108,889
  Carpenter Technology Corp.  ..........           6,600             234,300
 *Carr-Gottstein Foods Co.  ............           7,654              27,746
*#Carrington Laboratories, Inc.  .......           3,500              34,781
 *Carson Pirie Scott & Co.  ............           7,300             188,888
  Carter-Wallace, Inc.  ................          17,400             271,875
 *Carver Corp. WA  .....................           1,400               4,463
  Cascade Corp.  .......................           4,700              68,150
  Cascade Natural Gas Corp.  ...........           5,350              91,619
  Casey's General Stores, Inc.  ........          14,400             246,600
  Cash America International, Inc.  ....          11,500              90,563
 *Casino America, Inc.  ................          10,600              37,100
 *Casino Data Systems  .................           9,850             129,897
 *Casino Magic Corp.  ..................          19,500              55,453
*#Casino Resource Corp.  ...............           3,000               4,781
  Castle (A.M.) & Co.  .................          23,437             430,655
 *Catalina Lighting, Inc.  .............           5,000              25,000
 *Catalyst Semiconductor, Inc.  ........           2,700               8,269
 *Catalytica, Inc.  ....................           9,600              38,400
 *Catellus Development Corp.  ..........          42,500             425,000
  Cathay Bancorp, Inc.  ................           1,100              20,075
 *Catherines Stores Corp.  .............           3,800              21,850
  Cato Corp. Class A  ..................          14,200              70,113
  Cavalier Homes, Inc.  ................           3,800              42,750
 *Cayenne Software, Inc.  ..............           4,600              20,269
 *Cel-Sci Corp.  .......................           2,500              10,859
 *Celadon Group, Inc.  .................           9,000              90,563

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Celebrity, Inc.  .....................           3,200            $ 10,800
 *Celeritek, Inc.  .....................           3,400              52,913
 *Celestial Seasonings, Inc.  ..........           1,600              32,000
 *Celgene Corp.  .......................           3,800              36,338
 *Cell Genesys, Inc.  ..................           9,000              61,313
 *Cellpro, Inc.  .......................           7,100              88,306
 *Cellstar Corp.  ......................           7,700              90,956
 *Cellular Technical Services Co.,
   Inc. ................................           8,766             145,187
 *Celtrix Pharmaceuticals, Inc.  .......           5,000              10,625
  Cenfed Financial Corp.  ..............           1,980              59,895
  Cenit Bancorp, Inc.  .................             800              31,600
 *Centennial Bancorp  ..................           1,539              23,855
 *Centennial Cellular Corp. Class A  ...           6,400              74,800
 *Centennial Technologies, Inc.  .......           6,600             235,950
  Center Banks, Inc.  ..................             600              10,013
  Centex Construction Products, Inc.  ..          11,800             187,325
 *Centigram Communications Corp.  ......           2,700              38,138
  Central & Southern Holding Co.  ......           1,500              14,719
  Central Co-Operative Bank
   Somerville, MA ......................             900              15,975
 *Central Garden & Pet Co.  ............           6,800             148,325
  Central Hudson Gas & Electric  Corp.             7,900             238,975
  Central Louisiana Electric Co., Inc.            10,000             282,500
  Central Maine Power Co.  .............          19,200             228,000
  Central Reserve Life Corp.  ..........           1,800              13,725
 *Central Sprinkler Corp.  .............           2,500              46,563
 *Central Tractor Farm & Country,  Inc.            4,200              58,800
  Central Vermont Public Service  Corp.            5,650              70,625
 *Centura Software Corp.  ..............           6,100              20,969
  Century Bancorp Income Class A  ......           1,000              13,500
 *Century Communications Corp.  Class A           16,300             107,988
 *Cephalon, Inc.  ......................           4,900              85,750
 *Ceradyne, Inc.  ......................          11,800              86,288
  Cerberonics, Inc. Class A  ...........             200               1,238
 *Cerner Corp.  ........................          18,000             267,750
 *Cerplex Group, Inc.  .................           6,700               8,794
 *Cerprobe Corp.  ......................           2,100              23,100
 *Chad Therapeutics  ...................           4,592              72,324
 *Champion Enterprises, Inc.  ..........          29,108             607,630
  Champion Industries, Inc.  ...........           3,250              72,719
  Chaparral Steel Co.  .................          14,400             185,400
 *Charming Shoppes, Inc.  ..............          50,100             253,631
 *Chart House Enterprises, Inc.  .......           4,700              25,263
  Chart Industries, Inc.  ..............           5,000              85,000
  Charter Financial, Inc.  .............           2,500              31,875
  Charter Power Systems, Inc.  .........           2,500              67,188
 *Chase Brass Industries, Inc.  ........           5,000              90,625
 *Chattem, Inc.  .......................           4,700              43,475
 *Check Technology Corp.  ..............           3,100              27,125
 *Checkfree Corp.  .....................          16,800             283,500
 *Checkmate Electronics, Inc.  .........           2,500              29,688
 *Cheesecake Factory, Inc.  ............           5,400             109,350
  Chemed Corp.  ........................           3,900             146,250
 *Chemfab Corp.  .......................           5,550              79,088
  Chemical Financial Corp.  ............           4,600             170,775
 *Chempower, Inc.  .....................           1,800              10,013
*#Chemtrak, Inc.  ......................           4,400               5,775
 *Cherry Corp. Class A  ................           3,600              40,050
 *Cherry Corp. Class B  ................           3,600              38,250
  Chesapeake Utilities Corp.  ..........           1,500              25,500

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
  Chester Valley Bancorp  ..............             220            $  4,235
 *Chic by His, Inc.  ...................           4,900              23,275
  Chicago Rivet & Machine Co.  .........             700              21,875
 *Chicos Fas, Inc.  ....................           4,700              27,906
 *Children's Comprehensive Services,
   Inc. ................................           2,150              33,863
 *Children's Discovery Centers of
   America, Inc. Class A ...............           3,100              17,438
 *Chips & Technologies, Inc.  ..........          11,600             243,600
  Chittenden Corp.  ....................           6,133             155,242
 *Chock Full O' Nuts Corp.  ............          10,130              46,851
 *Cholestech Corp.  ....................           5,200              28,600
 *Christiana Companies, Inc.  ..........           9,000             222,750
 *Chromcraft Revington, Inc.  ..........           1,000              26,813
 *Chronimed, Inc.  .....................           6,150              89,944
  Church & Dwight Co., Inc.  ...........          10,500             236,250
 *Ciber, Inc.  .........................           7,800             253,500
*#Cidco, Inc.  .........................           5,700             111,506
  Cilcorp, Inc.  .......................           6,600             240,900
 *Cincinnati Microwave, Inc.  ..........           7,000               5,906
 *Cinergi Pictures Entertainment, Inc.             2,800               5,600
 *Ciprico, Inc.  .......................           1,900              25,650
 *Circon Corp.  ........................           7,390             119,626
 *Circuit Systems, Inc.  ...............           2,100               9,713
 *Citadel Holding Corp.  ...............           2,400               6,450
 *Citation Computer System, Inc.  ......           1,500              14,906
 *Citation Corp.  ......................          10,100             100,369
  Citfed Bancorp, Inc.  ................           2,100              97,388
  Citizens Bancorp MD  .................           2,000             115,250
  Citizens Banking Corp.  ..............           6,400             196,000
 *Citizens, Inc. Class A  ..............           9,400              88,713
  City Holding Co.  ....................             242               5,294
 *Civic Bancorp  .......................           2,300              24,006
  Clarcor, Inc.  .......................           8,500             187,000
 *Clark (Dick) Productions, Inc.  ......           4,100              45,613
 *Clean Harbors, Inc.  .................           6,900              15,525
  Cleveland Cliffs, Inc.  ..............           5,300             234,525
 *Cliffs Drilling Co.  .................           2,900             150,075
 *Clintrials Research, Inc.  ...........           8,250             176,344
  Coachmen Industries, Inc.  ...........          14,800             377,400
 *Coast Distribution System  ...........           4,700              18,506
 *Coast Savings Financial, Inc.  .......           8,400             298,200
  Coastal Bancorp, Inc.  ...............           4,000              98,500
 *Coastal Physician Group, Inc.  .......          11,900              44,625
 *Coastcast Corp.  .....................           3,500              54,688
  Cobancorp, Inc.  .....................             206               4,506
 *Cobra Electronic Corp.  ..............           2,500               7,813
 *Cobra Industries ,Inc.  ..............           2,200               1,169
  Coca Cola Bottling Co.
   Consolidated ........................           4,200             193,725
 *Cocensys, Inc.  ......................          12,100              73,356
 *Code Alarm, Inc.  ....................           1,500               5,813
  Coeur d'Alene Mines Corp. ID  ........          10,900             159,413
 *Cognex Corp.  ........................           7,500             149,063
 *Cognitronics Corp.  ..................           2,100               8,925
 *Coherent Communications Systems
   Corp. ...............................           9,200             186,300
 *Coherent, Inc.  ......................           4,400             189,475
 *Coho Energy, Inc.  ...................          10,400              79,300
  Cohu, Inc.  ..........................           8,200             195,263
 *Cold Metal Products, Inc.  ...........           3,500              23,188
 *Cole National Corp. Class A  .........           6,000             157,500
  Collagen Corp.  ......................           5,600             112,350
  Collective Bancorp, Inc.  ............           8,449             299,940
 *Collins & Aikman Corp.  ..............          37,900             227,400

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Collins Industries, Inc.  ............           6,600            $ 37,331
  Colonial Bancgroup, Inc.  ............           8,900             356,000
 #Colonial Gas Co.  ....................           8,050             184,144
*#Columbia Banking System, Inc.  .......           1,365              21,499
 *Columbia Laboratories, Inc.  .........          11,100             133,200
 *Columbus Energy Corp.  ...............           1,300              13,650
 *Comarco, Inc.  .......................           2,800              49,000
 *Comdial Corp.  .......................           3,500              24,281
 *Comforce Corp.  ......................           4,700              68,150
  Commerce Bancorp, Inc.  ..............           6,126             177,654
  Commercial Bancshares, Inc.  .........           1,300              19,988
  Commercial Federal Corp.  ............           4,409             213,285
  Commercial Intertech Corp.  ..........           5,800              60,175
  Commercial Metals Co.  ...............           7,100             226,313
 *Commnet Cellular, Inc.  ..............           6,700             188,856
  Commonwealth Energy System  ..........          10,800             261,900
 *Communications Central, Inc.  ........           3,000              21,563
  Communications Systems, Inc.  ........           9,000             113,625
  Community Bank System, Inc.  .........           2,500              97,813
  Community Bankshares, Inc. NH  .......             800              16,000
  Community First Bankshares, Inc.  ....           5,700             155,325
 *Community Psychiatric Centers  .......          17,700             159,300
 *Competitive Technologies, Inc.  ......           3,500              35,000
*#Complete Management, Inc.  ...........             933              14,228
 *Compression Laboratories, Inc.  ......           8,800              36,300
 *Comptek Research, Inc.  ..............           2,200              11,275
 *Compucom Systems, Inc.  ..............          24,500             284,813
  Computer Data Systems, Inc.  .........           5,700             183,825
 *Computer Horizons Corp.  .............          15,087             512,958
  Computer Language Research, Inc.  ....           9,600              95,400
 *Computer Network Technology  Corp.  ..           9,300              56,963
 *Computer Outsourcing Services,  Inc.             1,800               5,625
 *Computer Products, Inc.  .............          12,200             245,525
  Computer Task Group, Inc.  ...........           6,100             255,438
 *Computervision Corp.  ................          10,000              95,000
 *Computrac, Inc.  .....................           2,400               4,800
 *Comshare, Inc.  ......................           6,000              88,125
 *Comstock Resources, Inc.  ............           6,400              81,200
 *Comtech Telecommunications  Corp.  ...           1,000               3,094
 *Comverse Tecnology, Inc.  ............           1,000              34,000
 *Concentra Corp.  .....................           2,700              23,625
 *Concord Fabrics, Inc. Class A  .......           1,100               6,600
 *Concurrent Computer Corp.  ...........          15,300              30,600
 *Conductus, Inc.  .....................           2,000              15,875
 *Cone Mills Corp. NC  .................          13,000             108,875
 *Congoleum Corp. Class A  .............           1,900              24,225
 *Conmed Corp.  ........................          13,275             233,972
  Connecticut Energy Corp.  ............           4,400              95,150
  Connecticut Natural Gas Corp.  .......           5,000             118,750
  Connecticut Water Services, Inc.  ....           1,800              51,975
 *Consep, Inc.  ........................           4,300              14,378
 *Consilium, Inc.  .....................           4,000              25,000
 *Conso Products Co.  ..................           3,750              47,813
 *Consolidated Graphics, Inc.  .........           3,000             136,125
 *Consolidated Products, Inc.  .........           6,902             124,236
 *Consolidated Stainless, Inc.  ........           1,300               6,094
  Consolidated Tokoma Land Co.  ........           3,100              51,925
 *Consumer Portfolio Services, Inc.  ...           6,700              85,844
  Consumers Water Co.  .................           4,100              75,850
 *Continental Can, Inc. DE  ............           1,400              19,425
  Continental Homes Holding Corp.  .....           2,700              55,350

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Continental Waste Industries, Inc.  ..           7,000            $186,375
 *Control Data Systems, Inc.  ..........           5,400             106,988
 *Converse, Inc.  ......................           6,600              65,175
 *Convest Energy Corp.  ................           1,000               6,000
  Cooker Restaurant Corp.  .............           3,800              42,275
 *Cooper Companies, Inc.  ..............           5,800              84,825
 *Cooperative Bankshares, Inc.  ........             700              14,263
 *Copart, Inc.  ........................           5,000              87,188
 *Copley Pharmaceutical, Inc.  .........          10,500             135,188
 *Copytele, Inc.  ......................          29,400             174,563
 *Cor Therapeutics, Inc.  ..............           7,800              82,388
 *Coram Healthcare Corp.  ..............          15,200              66,500
 *Corcom, Inc.  ........................           1,900              13,656
  Core Industries, Inc.  ...............           5,200              75,400
 *Core, Inc.  ..........................           3,800              37,050
 *Cornerstone Imaging, Inc.  ...........           3,600              31,950
  Corpus Christi Bankshares, Inc.  .....             600              10,725
 *Correctional Services Corp.  .........           4,000              55,500
 *Corrpro Companies, Inc.  .............           3,300              26,400
 *Cortech, Inc.  .......................           9,000              15,469
  Corus Bankshares, Inc.  ..............           7,400             238,650
 *Corvas International, Inc.  ..........           6,900              28,463
 *Corvel Corp.  ........................           1,000              26,125
 *Cosmetic Centers, Inc. Class A  ......           1,100               6,738
 *Cosmetic Centers, Inc. Class B  ......             800               4,950
  Cotton States Life Insurance Co.  ....           1,350              15,019
  Courier Corp.  .......................             800              10,900
 *Covenant Transport, Inc. Class A  ....           6,100              94,550
 *Coventry Corp.  ......................          18,100             178,738
 *Cover-All Technologies, Inc.  ........           5,300               6,459
  Craftmade International, Inc.  .......           2,000              13,500
 *Craig (Jenny), Inc.  .................           8,300              76,775
 *Craig Corp.  .........................           1,800              25,875
 *Crane Co.  ...........................             547              25,572
  Crawford & Co. Class A  ..............           8,000             161,000
 *Creative Biomolecules, Inc.  .........          12,400              98,425
 *Creative Technologies Corp.  .........             333                 364
 *Credence Systems Corp.  ..............           8,550             168,328
 *Cree Research, Inc.  .................           6,000              60,375
 *Criticare Systems, Inc.  .............           3,200               7,900
 *Crop Growers Corp.  ..................           3,700              25,669
  Cross (A.T.) Co. Class A  ............           8,900              97,900
  Cross Timbers Oil Co.  ...............           8,000             192,000
 *Crosscomm Corp.  .....................           3,700              21,738
 *Crossman Communities, Inc.  ..........           4,000              73,000
 *Crown Books Corp.  ...................           2,700              27,675
 *Crown Central Petroleum Corp. Class  A           2,200              31,350
 *Crown Central Petroleum Corp. Class  B           2,000              26,250
  Crown Crafts, Inc.  ..................           5,100              47,175
 *Crown Resources Corp.  ...............           6,600              36,300
 *Crown-Andersen, Inc.  ................           1,000               6,000
 *Cruise America, Inc.  ................           2,600              14,138
 *Cryenco Sciences, Inc. Class A  ......           3,500               7,438
 *Cryolife, Inc.  ......................           4,800              69,600
 *Cryomedical Sciences, Inc.  ..........           9,900               5,569
 *Crystal Oil Co.  .....................           1,200              42,900
  Cubic Corp.  .........................           4,500              95,063
 *Culbro Corp.  ........................           2,200             125,400
  Cullen Frost Bankers, Inc.  ..........           8,460             300,330
  Culp, Inc.  ..........................          16,518             253,964
  Cupertino National Bancorp  ..........             220               3,603
 *Curative Technologies, Inc.  .........           5,900             151,925
  Curtiss-Wright Corp.  ................           2,000             101,125
 *Custom Chrome, Inc.  .................           2,500              47,969

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Cyberonics, Inc.  ....................           4,100            $ 12,044
 *Cyberoptics Corp.  ...................           2,200              25,438
 *Cybex International, Inc.  ...........           4,300              41,388
 *Cygne Designs, Inc.  .................           5,000               4,688
 *Cygnus, Inc.  ........................           8,800             107,800
 *Cypros Pharmaceutical Corp.  .........           7,000              27,781
*#Cyrix Corp.  .........................           9,200             174,225
 *Cyrk, Inc.  ..........................           5,400              67,838
 *Cytel Corp.  .........................          13,700              52,659
 *Cytogen Corp.  .......................          22,725             121,792
 *Cytotherapeutics, Inc.  ..............           8,500              76,500
 *Cytrx Corp.  .........................           4,750              16,477
 *D&N Financial Corp.  .................           3,200              49,400
 *DBA Systems, Inc.  ...................           1,700              10,200
 *DBT Online, Inc.  ....................             690              22,253
 *DDL Electronics, Inc.  ...............           6,500               6,500
 *DEP Corp.  ...........................           8,100              20,250
 *DH Technology, Inc.  .................           4,450             104,575
 *DII Group, Inc.  .....................           4,100             100,963
 *DIY Home Warehouse, Inc.  ............           4,600              20,700
 *DM Management Co.  ...................           2,000               6,750
 *DMX, Inc.  ...........................          13,000              15,844
 *DNAP Holding Corp.  ..................           1,270               7,144
 *DNX Corp.  ...........................           4,300              20,156
 *DR Horten, Inc.  .....................          18,952             198,996
 *DRCA Medical Corp.  ..................           2,600               8,775
  DS Bancor, Inc.  .....................           1,764              74,970
 *DSP Group, Inc.  .....................           4,700              42,594
 *DSP Technology, Inc.  ................           1,000               4,750
  DT Industries, Inc.  .................           4,300             150,231
 *DVI, Inc.  ...........................           5,500              71,500
 *Daily Journal Corp.  .................             200               6,200
 *Dairy Mart Convenience Stores, Inc.
   Class A .............................           1,600               7,900
 *Daka International, Inc.  ............           4,400              41,250
  Dallas Semiconductor Corp.  ..........          17,500             380,625
 *Damark International, Inc. Class A  ..           4,500              40,500
  Dames & Moore, Inc.  .................          13,300             181,213
  Daniel Industries, Inc.  .............           4,800              67,200
 *Danskin, Inc.  .......................           3,000               7,688
 *Darling International, Inc.  .........           2,500              83,438
  Dart Group Corp. Class A  ............             700              68,075
 *Data Broadcasting Corp.  .............           3,245              25,554
 *Data General Corp.  ..................          17,400             254,475
 *Data I/O Corp.  ......................           4,600              22,138
 *Data Race, Inc.  .....................           1,800              30,488
 *Data Research Association, Inc.  .....           2,250              30,938
 *Data Systems & Software, Inc.  .......           2,900              14,681
 *Data Translation, Inc.  ..............           8,400              94,500
 *Data Transmission Network Corp.  .....           6,100             132,675
 *Dataflex Corp.  ......................           3,400               9,350
 *Datakey, Inc.  .......................           1,000               4,313
 *Datamarine International, Inc.  ......             200               1,500
 *Datametrics Corp.  ...................           4,800               6,300
 *Datapoint Corp.  .....................           4,200               4,200
 *Dataram Corp.  .......................           1,900              14,725
 *Datascope Corp.  .....................          10,000             187,500
 *Dataware Technologies, Inc.  .........           4,000              14,500
 *Datawatch Corp.  .....................           4,000              22,125
 *Datron Systems, Inc.  ................           1,800              17,213
 *Datum, Inc.  .........................           1,600              21,000

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Davco Restaurants, Inc.  .............           3,000            $ 27,188
 *Dave and Busters, Inc.  ..............           2,200              45,375
 *Davel Communications Group, Inc.  ....           1,800              33,075
*#Davox Corp.  .........................           5,000             190,625
 *Daw Technologies, Inc.  ..............           5,200              18,200
 *Dawson Geophysical Co.  ..............           3,100              28,675
 *Daxor Corp.  .........................           4,400              59,400
*#Day Runner, Inc.  ....................           2,800              67,550
  Deb Shops, Inc.  .....................           6,300              28,744
 *Deckers Outdoor Corp.  ...............           4,600              40,250
  Decorator Industries, Inc.  ..........           1,000              10,375
 *Deeptech International, Inc.  ........           8,300              56,544
  Defiance, Inc.  ......................           7,600              49,400
 *Deflecta-Shield Corp.  ...............           1,900              16,388
 *Del Electronics Corp.  ...............           2,729              24,049
  Del Laboratories, Inc.  ..............           9,066             254,981
 *Delaware Ostego Corp.  ...............             210               2,126
  Delchamps, Inc.  .....................           3,600              75,150
 *Delphi Financial Group, Inc.
   Class A .............................           1,560              44,070
  Delta Natural Gas Co., Inc.  .........           1,400              26,425
  Delta Woodside Industries, Inc.  .....          13,500              81,000
 *Denamerica Corp.  ....................           6,500              27,625
 *Dense-Pac Microsystems, Inc.  ........           9,300              18,309
 *Department 56, Inc.  .................           9,300             216,225
 *Depotech Corp.  ......................           1,000              13,625
 *Designs, Inc.  .......................           9,550              64,164
 *Detection Systems, Inc.  .............             600              10,988
 *Detrex Corp.  ........................             500               3,250
 *Detroit Diesel Corp.  ................          11,100             219,225
 *Devcon International Corp.  ..........           2,000              13,125
 *Devlieg-Bullard, Inc.  ...............           6,500              15,641
  Devon Energy Corp.  ..................          11,800             427,750
 *Devon Group, Inc.  ...................           3,700              92,038
 *Dewolfe Companies, Inc.  .............             200               1,075
  Dexter Corp. CT  .....................           9,100             298,025
 *Diagnostic Health Services, Inc.  ....           3,100              21,894
  Diagnostic Products Corp.  ...........           7,500             197,813
*#Diagnostic Retrieval Systems, Inc.  ..           2,700              28,013
 *Dialogic Corp.  ......................           7,400             225,700
 *Diametrics Medical, Inc.  ............           8,200              32,800
*#Diana Corp.  .........................           2,069              71,122
 *Dianon Systems, Inc.  ................           3,300              26,400
 *Digi International, Inc.  ............           6,600              85,800
 *Digital Biometrics, Inc.  ............           5,000              14,375
 *Digital Communications Technology
   Corp. ...............................           2,520               3,150
 *Digital Link Corp.  ..................           3,600              81,450
 *Digital Microwave Corp.  .............           7,900             189,600
 *Digital Sound Corp.  .................           8,000              16,250
 *Digital Systems International, Inc.  .           3,800              57,713
  Dime Financial Corp.  ................           2,300              41,113
 *Diodes, Inc.  ........................           1,900              13,538
 *Dionex Corp.  ........................           6,500             231,563
 *Discount Auto Parts, Inc.  ...........          10,300             263,938
 *Discovery Zone, Inc.  ................          12,200               4,575
 *Dixie Yarns, Inc.  ...................           4,981              32,999
 *Dixon Ticonderoga Co.  ...............           1,700              12,113
 *Dominion Bridge Corp.  ...............           7,300              18,934
  Donegal Group, Inc.  .................           1,800              34,875
  Donnelly Corp. Class A  ..............           2,900              62,350
 *Donnkenny, Inc.  .....................           5,500              22,000
 *Dorsey Trailers, Inc.  ...............           3,000              11,625
  Downey Financial Corp.  ..............           6,700             192,625
 *Dravo Corp.  .........................           5,800              76,850
 *Dress Barn, Inc.  ....................           9,000             128,813
 *Drew Industries, Inc.  ...............           3,100              71,300
 *Drexler Technology Corp.  ............           5,300              66,913
  Dreyer's Grand Ice Cream, Inc.  ......           8,300             228,250

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Drug Emporium, Inc.  .................           6,600            $ 26,813
 *Drypers Corp.  .......................           3,600              16,650
 *Duckwall-Alco Stores, Inc.  ..........           2,000              25,250
 *Ducommun, Inc.  ......................           4,800             106,200
  Duff & Phelps Credit Rating Co.  .....           2,100              48,563
 *Durakon Industries, Inc.  ............           5,200              63,050
*#Duramed Pharmaceuticals, Inc.  .......           6,200              43,788
  Duriron Co., Inc.  ...................           8,600             234,350
  Duty Free International, Inc.  .......          10,900             171,675
 *Dwyer Group, Inc.  ...................           2,800               4,900
  Dyersburg Corp.  .....................           5,700              34,200
  Dynamics Corp. of America  ...........           7,500             213,750
 *Dynamics Research Corp.  .............           4,471              43,872
  E'town Corp.  ........................           3,400             102,000
 *E-Z-Em, Inc. Class A  ................           2,250              24,891
 *E-Z-Em, Inc. Class B  ................           6,123              65,822
 *EA Engineering Science &
   Technology, Inc. ....................           5,625              11,250
 *EA Industries, Inc.  .................           7,600               8,550
 *ECC International Corp.  .............           8,500              69,063
 *ECCS, Inc.  ..........................           1,700               5,047
 *EFI Electronics Corp.  ...............             800               1,000
 *EIS International, Inc.  .............           5,200              45,175
 *ELXSI Corp.  .........................           2,200              11,550
  EMC Insurance Group, Inc.  ...........           6,300              73,238
 *ERLY Industries, Inc.  ...............           1,810              16,403
 *ERO, Inc.  ...........................           4,100              27,163
 *ESCO Electronics Corp. Trust
   Receipts ............................           8,700              84,825
  ESELCO, Inc.  ........................             212               5,274
 *ESSEF Corp.  .........................           3,100              55,413
 *EZ Serve Corp.  ......................          17,000              19,125
  Eagle Bancshares, Inc.  ..............           1,800              26,775
 *Eagle Finance Corp.  .................           2,000              10,750
  Eagle Financial Corp.  ...............           2,200              66,275
 *Eagle Food Centers, Inc.  ............           8,100              35,438
  Eastern Bancorp, Inc.  ...............           1,650              36,919
  Eastern Co.  .........................           3,300              44,550
 *Eastern Environment Services, Inc.  ..           1,600              15,200
  Eastern Utilities Associates  ........          10,200             172,125
 *Eateries, Inc.  ......................           1,500               5,250
  Eaton Vance Corp.  ...................           3,700             159,100
 *Ecogen, Inc.  ........................           4,340              12,749
  Ecology & Environment, Inc.
   Class A .............................           1,100              10,381
 *Edelbrock Corp.  .....................           4,000              64,000
 *Edison Brothers Stores, Inc.  ........          11,000              15,125
 *Edison Control Corp.  ................           1,000               5,250
 *Edisto Resources Corp.  ..............           6,100              55,663
*#Editek, Inc.  ........................           4,100               3,588
 *Edmark Corp.  ........................           3,600              55,350
 *Edo Corp.  ...........................           3,400              24,650
 *Education Alternatives, Inc.  ........           5,000              21,250
 *Educational Development Corp.  .......           1,800              14,288
 *Educational Insights, Inc.  ..........           3,500               8,750
 *Effective Management Systems,  Inc.  .           1,400               9,100
 *Egghead, Inc.  .......................           7,000              43,313
  Ekco Group, Inc.  ....................          10,200              34,425
 *El Chico Restaurants, Inc.  ..........           2,900              22,475
  Elcor Corp.  .........................           3,500              74,375
  Eldorado Bancorp CA  .................           1,470              30,319

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Electric Fuel Corp.  .................           6,200              38,750
 *Electro Rent Corp.  ..................           6,000             141,000
 *Electro Scientific Industries, Inc.  .           4,500             110,250
 *Electroglas, Inc.  ...................           8,700            $152,250
 *Electromagnetic Sciences, Inc.  ......          11,400             235,125
 *Electronic Fab Technology, Inc.  .....           5,000              17,188
 *Electronic Retailing System
   International, Inc. .................           2,300               7,044
  Electronic Tele Communications,  Inc.
   Class A .............................           1,000               2,125
 *Elek-Tek, Inc.  ......................           4,000              18,250
 *Eljer Industries, Inc.  ..............           2,800              33,600
  Ellett Brothers, Inc.  ...............           3,000              15,563
 *Eltron International, Inc.  ..........           4,000             123,000
 *Embrex, Inc.  ........................           2,700              17,888
 *Emcare Holdings, Inc.  ...............           1,600              31,600
 *Emcon  ...............................           4,200              16,275
  Emerald Isle Corp.  ..................             200               3,700
*#Emerson Radio Corp.  .................          16,100              23,144
 *Emisphere Technologies, Inc.  ........           1,900              29,450
 *Emmis Broadcasting Corp. Class A  ....           4,400             150,700
 *Empi, Inc.  ..........................           4,300              79,013
  Empire District Electric Co.  ........           7,200             135,900
 *Empire of Carolina, Inc.  ............           2,600              16,900
 *Employee Solutions, Inc. Class B  ....          12,200             224,938
 *Emulex Corp.  ........................           2,250              37,688
 *Encad, Inc.  .........................           4,400             165,825
 *Encore Computer Corp.  ...............          17,800              23,919
 *Encore Wire Corp.  ...................           4,200              66,150
 *Endosonics Corp.  ....................           6,100              69,006
  Energen Corp.  .......................           6,600             179,025
 *Energy Biosystems Corp.  .............           6,000              39,000
 *Energy Research Corp.  ...............           1,500              16,500
  Energy West, Inc.  ...................             200               1,700
  Energynorth, Inc.  ...................           2,400              48,900
  Engineered Support Systems, Inc.  ....           1,200              12,525
 *Engineering Measurements Co.  ........           1,000               3,656
  Engle Homes, Inc.  ...................           2,800              23,100
  Enhance Financial Services Group,
   Inc. ................................           8,700             297,975
 *Enlighten Software Solutions, Inc.  ..           1,100               4,950
  Ennis Business Forms, Inc.  ..........           8,200              83,025
 *Ensys Environmental Products, Inc.  ..           1,000               1,875
 *Envirogen, Inc.  .....................           3,700               9,713
 *Environmental Elements Corp.  ........           4,200              10,500
 *Environmental Technologies Corp.  ....           2,200              15,263
 *Enviroq Corp.  .......................             280                 403
 *Envirotest Systems Corp. Class A  ....           7,200              16,425
 *Envoy Corp.  .........................           6,700             247,063
 *Enzo Biochem, Inc.  ..................          11,014             207,889
 *Enzon, Inc.  .........................          13,800              33,206
 *Epitope, Inc.  .......................           6,300              77,175
 *Equinox Systems, Inc.  ...............           2,000              23,375
 *Equitex, Inc.  .......................           1,600               3,800
 *Equitrac Corp.  ......................           1,500              15,750
 *Equity Corp. International  ..........           7,200             151,200
 *Equity Marketing, Inc.  ..............           2,800              63,875
 *Equity Oil Co.  ......................          14,200              46,594
  Eskimo Pie Corp.  ....................           1,600              16,800
  Espey Manufacturing & Electronics
   Corp. ...............................             400               6,750
 *Essex Corp.  .........................           1,000               2,000
  Essex County Gas Co.  ................             800              20,300
 *Esterline Technologies Corp.  ........           3,300              83,738
  Ethan Allen Interiors, Inc.  .........           6,400             212,800
 *Evans & Sutherland Computer  Corp.  ..           4,300             109,113
 *Evans Systems, Inc.  .................           1,400               7,000

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Evans, Inc.  .........................           1,000            $  1,938
  Evergreen Bancorp, Inc. DE  ..........           3,800              61,038
 *Evergreen Resources, Inc.  ...........           2,800              18,375
 *Exabyte Corp.  .......................           8,700             126,694
 *Exar Corp.  ..........................           8,100             128,081
 *Excalibur Technologies Corp.  ........           5,800              91,350
  Excel Industries, Inc.  ..............           4,200              63,000
 *Excel Technology, Inc.  ..............           4,600              38,238
  Executive Risk, Inc.  ................           3,700             148,000
 *Executive Telecard, Ltd.  ............           8,002              57,014
 *Executone Information Systems,  Inc.            25,900              67,178
  Exide Corp.  .........................          11,500             293,250
 *Exide Electronics Group, Inc.  .......           5,452              59,291
  Expeditors International of
   Washington ..........................           4,800             212,400
 *Expert Software, Inc.  ...............           2,500              11,250
 *Express America Holdings Corp.  ......           2,400              15,600
 *Express Scripts, Inc. Class A  .......           3,300             117,150
 *Ezcorp, Inc. Class A Non-Voting  .....           4,900              37,669
  F & M Bancorp (MD)  ..................           1,800              41,850
  F & M Bancorporation, Inc.  ..........           2,100              64,838
  F & M National Corp.  ................           7,600             150,100
  FCB Financial Corp.  .................           1,100              20,900
  FCNB Corp.  ..........................             153               3,137
  FDP Corp.  ...........................           2,500              35,313
  FFLC Bancorp  ........................             500               9,938
  FFY Financial Corp.  .................           2,200              56,513
 *FLIR Systems, Inc.  ..................           2,200              29,838
 *FM Properties, Inc.  .................           5,700              16,744
 *FNB Rochester Corp.  .................           1,400              17,238
 *FPA Corp.  ...........................           2,000               2,125
 *FPA Medical Management, Inc.  ........           7,948             152,006
 *FRP Properties, Inc.  ................           2,500              52,500
 *FSI International, Inc.  .............          10,000             145,625
 *FTP Software, Inc.  ..................          13,300             104,738
  Fab Industries, Inc.  ................           3,500              93,625
 *Fabri-Centers of America, Inc.
   Class A .............................           6,400              99,200
 *Fabri-Centers of America, Inc.
   Class B .............................           6,700              97,988
 *Failure Group, Inc.  .................           4,300              25,263
  Fair, Isaac & Co., Inc.  .............           6,900             241,500
 *Fairchild Corp. Class A  .............           8,000             133,000
*#Fairfield Communities, Inc.  .........           3,900              95,550
 *Falcon Building Products, Inc.
   Class A .............................           5,500              68,063
  Falcon Products, Inc.  ...............           6,050              87,725
  Family Bancorp  ......................           1,650              57,956
 *Family Golf Centers, Inc.  ...........           5,800             179,800
 *Fansteel, Inc.  ......................           4,000              26,500
 *Farah, Inc.  .........................           8,000              53,000
  Farmer Brothers Co.  .................             200              30,300
 *Farr Co.  ............................           2,300              40,250
  Farrel Corp.  ........................           2,400               6,900
 *Fastcomm Communications Corp.  .......           5,700              47,025
 *Faulding Corp.  ......................           5,000              29,688
 *Featherlite Manufacturing, Inc.  .....           2,400              13,950
  Fed One Bancorp  .....................             600               9,413
  Fedders Corp.  .......................           8,800              50,600
  Fedders Corp. Class A  ...............           8,000              38,000
  Federal Screw Works  .................           1,800              50,850
 *Female Health Co.  ...................           3,400              14,450

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Ferrofluidics Corp.  .................           3,031            $ 27,658
 *Fiberstars, Inc.  ....................             700               3,369
 *Fibreboard Corp.  ....................           3,300             114,263
  Fidelity Bancorp, Inc. Delaware  .....           1,300              22,181
  Fidelity Federal Bancorp  ............           1,100              11,275
  Fidelity Financial Bankshares Corp.  .             210               5,329
  Fidelity National Financial, Inc.  ...           7,645             126,143
 *Fieldcrest Cannon, Inc.  .............           4,500              64,688
 *Fifty-Off Stores, Inc.  ..............           5,600                 963
 *Figgie International, Inc. Class A  ..           5,500              68,750
 *Figgie International, Inc. Class B  ..           2,500              28,594
 *Filenes Basement Corp.  ..............           8,200              40,231
 *Filenet Corp.  .......................           6,700             239,525
 *Financial Federal Corp.  .............           5,450              82,431
  Financial Trust Corp.  ...............           3,520              99,440
 *Finish Line, Inc. Class A  ...........          10,600             235,850
 *Finishmaster, Inc.  ..................           3,000              25,125
  First Albany Companies, Inc.  ........           1,978              18,297
 *First Alert, Inc.  ...................          12,000              47,250
  First American Financial Corp.  ......           4,500             164,813
 *First American Health Concepts,  Inc.            1,100               4,125
  First Bancorp  .......................             400               7,050
 *First Cash, Inc.  ....................           1,500               7,969
  First Central Financial Corp.  .......           9,300              35,456
  First Charter Corp.  .................           1,900              41,800
  First Citizens Bancshares, Inc. NC  ..           1,700             135,150
 *First Citizens Financial Corp.  ......           1,270              23,654
  First Colorado Bancorp  ..............           5,455              96,144
  First Commercial Corp.  ..............           1,927              69,854
  First Commonwealth Financial  Corp.  .          11,200             205,800
  First Defiance Financial Corp.  ......           2,159              26,448
  First Essex Bancorp  .................           3,000              41,625
  First Federal Capital Corp.  .........           2,600              61,100
  First Federal Savings & Loan
   Association of East Hartford, CT ....           1,500              34,500
  First Financial Bancorp  .............           6,020             185,868
  First Financial Bankshares, Inc.  ....             250               9,063
  First Financial Corp. of Western
   Maryland ............................             900              28,688
  First Financial Holdings, Inc.  ......           3,000              70,875
  First Franklin Corp.  ................             200               3,375
  First Georgia Holdings, Inc.  ........             300               2,588
  First Home Bancorp, Inc. NJ  .........             200               3,700
  First Indiana Corp.  .................           6,439             164,195
  First Liberty Financial Corp.  .......           1,800              37,575
 *First Merchants Acceptance Corp.  ....           2,600              54,113
  First Merchants Corp.  ...............           2,000              52,000
  First Michigan Bank Corp.  ...........           8,594             242,781
  First Midwest Bancorp, Inc.  .........           7,500             269,531
  First Mississippi Corp.  .............          13,600             392,700
  First Mutual Savings Bank  ...........             264               4,884
  First Northern Capital Corp.  ........           1,800              30,600
  First Oak Brook Bancshares, Inc.
   Class A .............................             700              15,050
  First Palm Beach Bancorp, Inc.  ......           2,700              68,006
 *First Republic Bancorp, Inc.  ........           2,900              51,838
  First Savings Bancorp, Inc. North
   Carolina ............................           1,500              27,750
  First Source Corp.  ..................           6,293             150,245
  First Southeast Financial Corp.  .....           1,600              16,300
  First State Financial Services, Inc.             1,000              15,563
*#First Team Sports, Inc.  .............           2,850              25,472
  First Union Corp.  ...................           4,630             353,590
  First United Bancorp  ................           2,699              30,702
  First Western Bancorp, Inc.  .........           2,750              73,906

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *FirstFed Financial Corp. DE  .........           5,300            $126,538
  FirstFederal Financial Services
   Corp. ...............................           1,342              50,996
  Firstbank of Illinois Co.  ...........           4,100             139,913
  Firstfed Bancshares, Inc.  ...........           1,500              25,313
 *Fischer Imaging Corp.  ...............           2,700              18,056
  Flag Financial Corp.  ................             200               2,275
 *Flagstar Companies, Inc.  ............          21,900              25,322
  Flamemaster Corp.  ...................             200                 913
  Fleming Companies, Inc.  .............          15,100             247,263
  Flexsteel Industries, Inc.  ..........           6,200              79,825
  Florida First Bancorp, Inc.  .........             200               2,313
  Florida Public Utilities Co.  ........             500               9,969
  Florida Rock Industries, Inc.  .......           4,300             132,225
 *Florsheim Shoe Co.  ..................           3,300              15,675
 *Flow International Corp.  ............          14,400             121,500
  Fluke Corp.  .........................           4,000             172,500
 *Fluor Daniel/GTI, Inc.  ..............           1,265              10,911
 *Foamex International, Inc.  ..........          13,900             232,825
 *Foilmark, Inc.  ......................           1,600               4,000
 *Foodarama Supermarkets, Inc.  ........           1,500              21,000
 *Foodbrands America, Inc.  ............           3,300              43,725
 *Foodmaker, Inc.  .....................          28,000             255,500
 *Foothill Independent Bancorp  ........           1,770              19,028
  Foremost Corp. of America  ...........           4,800             268,200
  Forest City Enterprises, Inc.
   Class A .............................           2,300             122,906
  Forest City Enterprises, Inc.
   Class B .............................           1,400              74,375
 *Forest Oil Corp.  ....................           3,540              55,313
  Fort Wayne National Corp.  ...........           6,300             238,613
 *Fortune Petroleum Corp.  .............           4,800              14,400
 *Fossil, Inc.  ........................           6,600              86,625
 *Foster (L.B.) Co. Class A  ...........          20,900              85,559
 *Fountain Oil, Inc.  ..................           6,900              48,516
 *Fountain Powerboat Industries, Inc.  .           1,200              17,625
 *Fourth Shift Corp.  ..................           4,800              26,700
 *Foxmeyer Health Corp.  ...............           6,300              14,175
  Franklin Bank National Associaton
  Southfield, MI .......................           1,260              15,356
  Franklin Electric Co., Inc.  .........           3,300             134,063
 *Franklin Electronic Publishers, Inc.             4,700              58,750
 *Franklin Quest Co.  ..................           8,200             174,250
  Frederick's of Hollywood, Inc.
   Class A .............................           3,966              21,813
  Frederick's of Hollywood, Inc.
   Class B .............................           3,633              16,349
  Freds, Inc. Class A  .................           5,100              46,219
 *Fresh America Corp.  .................           1,400              23,363
 *Fresh Choice, Inc.  ..................           3,300              16,500
  Friedman Industries, Inc.  ...........          10,397              62,382
 *Friedmans, Inc. Class A  .............           6,300              86,231
  Frisch's Restaurants, Inc.  ..........          13,984             188,782
 *Fritz Companies, Inc.  ...............          10,000             150,625
  Frontier Adjusters of America, Inc.  .           1,000               3,250
  Frontier Insurance Group, Inc.  ......           5,700             218,025
  Frozen Food Express Industries,  Inc.            6,607              63,592
  Fuller (H.B.) Co.  ...................           7,000             332,500
  Fulton Financial Corp.  ..............           9,966             204,303
 *Funco, Inc.  .........................           2,300              18,975
 *Fuqua Enterprises, Inc.  .............           3,600              86,850
 *Furniture Brands International, Inc.             3,500              43,313

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                  Shares                Value+
                                                  --------          ----------
  Furon Co.  ...........................           3,500            $ 71,313
 *Fusion Systems Corp.  ................           4,300              80,625
 *Future Healthcare, Inc.  .............           3,400                 136
  G & K Services, Inc. Class A  ........          10,000             365,000
 *G-III Apparel Group, Ltd.  ...........           3,685              10,479
  GBC Bancorp  .........................           2,700              76,613
 *GC Companies, Inc.  ..................           3,100             108,500
 *GMIS, Inc.  ..........................           3,200              76,600
 *GNI Group, Inc.  .....................           2,400              15,600
 *GRC International, Inc.  .............           9,100             135,363
 *GTI Corp.  ...........................           5,600              30,100
 *GTS Duratek, Inc.  ...................           6,200              78,663
 *GZA Geoenvironmental
   Technologies, Inc. ..................           1,700               5,313
  Gainsco, Inc.  .......................           8,600              80,625
 *Galey & Lord, Inc.  ..................           6,000              78,000
 *Galileo Electro-Optics Corp.  ........           3,900              94,088
  Gallagher (Arthur J.) & Co.  .........           7,800             239,850
 *Galoob (Lewis) Toys, Inc. DE  ........           5,900             171,838
 *Game Financial Corp.  ................           2,000              17,250
  Gamma Biologicals, Inc.  .............           5,500              17,188
 *Gander Mountain, Inc.  ...............              90                  16
 *Gantos, Inc.  ........................           4,150              15,433
  Garan, Inc.  .........................           3,042              54,376
 *Gardner Denver Machinery, Inc.  ......           1,900              69,825
 *Gasonics International, Inc.  ........           6,650              72,319
 *Gaylord Container Corp. Class A  .....          25,000             159,375
*#Geerling & Wade, Inc.  ...............           1,400               6,913
 *Gehl Co.  ............................           2,500              20,938
 *Gelman Sciences, Inc.  ...............           7,275             230,981
  Gencorp, Inc.  .......................          19,300             357,050
 *Genelabs Technologies, Inc.  .........          19,500              75,563
 *Genemedicine, Inc.  ..................           6,500              22,750
  General Binding Corp.  ...............           7,200             201,600
 *General Communications, Inc.  Class A            5,400              38,813
 *General Datacomm Industries, Inc.  ...          11,700             130,163
*#General Host Corp.  ..................           9,200              32,200
  General Housewares Corp.  ............           1,600              16,000
  General Magnaplate Corp.  ............             200               1,338
  General Physics Corp.  ...............           4,100              16,913
 *Genesco, Inc.  .......................           9,800              99,225
  Genesee Corp. Class B  ...............             200               8,500
*#Geneva Steel Co. Class A  ............           5,300              18,550
 *Genicom Corp.  .......................           6,000              23,813
 *Genlyte Group, Inc.  .................           8,900              80,100
 *Genome Therapeutics Corp.  ...........           6,900              62,963
  Genovese Drug Stores, Inc.
   Class A .............................           2,200              38,500
 *Genrad, Inc.  ........................           8,800             194,700
 *Gensia, Inc.  ........................          17,500              80,391
 *Genta, Inc.  .........................           5,600               3,413
 *Gentex Corp.  ........................           9,500             185,844
 *Genus, Inc.  .........................           9,100              62,563
 *Genzyme Transgenics Corp.  ...........           9,120              52,440
  Geon Co.  ............................           4,700              88,713
  George Mason Bankshares, Inc.  .......           2,500              56,875
 *Georgia-Bonded Fibres, Inc.  .........             200                 788
 *Geotek Communications, Inc.  .........          27,200             192,100
 *Geoworks  ............................           7,700             170,844
  Gerber Scientific, Inc.  .............          14,200             220,100
  Getty Petroleum Corp.  ...............           5,100              81,600
 *Giant Cement Holding, Inc.  ..........           4,000              61,000
 *Giant Group, Ltd.  ...................           5,300              44,388
  Giant Industries, Inc.  ..............           7,900             120,475
 *Gibraltar Packaging Group, Inc.  .....           1,500               5,438
 *Gibraltar Steel Corp.  ...............           5,800             135,575

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Gibson Greetings, Inc.  ..............           9,400            $178,600
  Giddings & Lewis, Inc.  ..............          17,100             198,788
 *Giga-Tronics, Inc.  ..................           1,600              13,400
  Gilbert Associates, Inc. Class A  ....           3,500              47,250
 *Gilead Sciences, Inc.  ...............           3,300              84,769
 *Gish Biomedical, Inc.  ...............           1,900              12,588
  Glacier Bancorp, Inc.  ...............           1,342              32,208
 *Glacier Water Services, Inc.  ........           2,300              47,150
  Gleason Corp.  .......................           2,800              82,600
 *Global Industrial Technologies, Inc.            11,700             239,850
 *Global Village Communication, Inc.  ..           9,200              61,525
 *Globalink, Inc.  .....................           2,600               7,800
 *Go Video, Inc.  ......................           3,100               4,069
 *Golden Books Family
   Entertainment, Inc. .................           8,600              98,363
  Golden Enterprises, Inc.  ............           6,100              46,131
  Golden Poultry Co., Inc.  ............           5,800              59,450
 *Good Guys, Inc.  .....................           5,400              43,538
  GoodMark Foods, Inc.  ................           7,800             132,600
 *Goodys Family Clothing, Inc.  ........           9,700             157,625
  Gorman-Rupp Co.  .....................           5,175              71,803
 *Gottschalks, Inc.  ...................           4,900              33,075
  Goulds Pumps, Inc.  ..................           8,500             209,844
 *Government Technology Services,  Inc.            4,000              24,750
  Graco, Inc.  .........................           9,600             247,200
 *Gradco Systems, Inc.  ................           4,700              16,744
 *Graff Pay-per-View, Inc.  ............           6,500               9,750
  Graham-Field Health Products, Inc.  ..           6,300              51,188
 *Grancare, Inc.  ......................          13,605             241,489
  Grand Premier Financial, Inc.  .......           2,901              30,823
  Granite Construction, Inc.  ..........           7,200             146,700
  Granite State Bankshares, Inc.  ......             800              17,700
 *Grant Geophysical, Inc.  .............           3,100                 678
  Graphic Industries, Inc.  ............           4,600              41,688
  Great Southern Bancorp, Inc.  ........             400               6,900
 *Greater New York Savings
   Bank NY .............................           6,500              86,125
  Green (A.P.) Industries, Inc.  .......          11,100             109,613
  Green Mountain Power Corp.  ..........           3,000              74,625
 *Greenbriar Corp.  ....................             160               2,240
  Greenbrier Companies, Inc.  ..........           8,000              77,000
  Greenfield Industries, Inc. DE  ......           7,400             214,600
  Greenwich Air Services, Inc.
   Class A .............................           3,300              80,850
 *Greenwich Air Services, Inc.
   Class B .............................           2,200              51,425
  Grey Advertising, Inc.  ..............             200              46,800
 *Greyhound Lines, Inc.  ...............          26,900             104,238
 *Griffon Corp.  .......................          51,500             553,625
 *Grist Mill & Co.  ....................           5,900              35,031
 *Grossmans, Inc.  .....................           9,900              10,828
 *Ground Round Restaurants, Inc.  ......           5,500              13,836
 *Group 1 Software, Inc.  ..............           3,000              28,500
 *Group Technologies Corp.  ............           8,700              16,313
  Grovebank for Savings  ...............             700              34,388
 *Grow Biz International, Inc.  ........           2,900              26,100
 *Gryphon Holdings, Inc.  ..............             100               1,431
  Guaranty National Corp.  .............           2,407              40,016
 *Guest Supply, Inc.  ..................           6,000              98,250
  Guilford Mills, Inc.  ................           6,700             171,688
 *Gulfmark International, Inc.  ........           1,700              93,500
 *Gulfsouth Medical Supply, Inc.  ......           7,700             224,263

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Gull Laboratories, Inc.  .............           3,000            $ 18,750
 *Gundle/SLT Environmental, Inc.  ......           8,500              54,188
 *HD Vest, Inc.  .......................           2,200               9,350
 *HEI, Inc.  ...........................           1,500              13,031
  HF Financial Corp.  ..................           1,200              19,950
 *HMG Worldwide Corp.  .................           2,500               3,516
  HMI Industries, Inc.  ................           5,400              29,025
 *HMN Financial, Inc.  .................           2,200              39,738
 *HPR, Inc.  ...........................           2,000              29,875
 *HPSC, Inc.  ..........................           2,600              16,413
 *HS Resources, Inc.  ..................          10,355             176,035
  HUBCO, Inc.  .........................           6,598             161,651
 *Ha-Lo Industries, Inc.  ..............           4,800             186,000
  Hach Co.  ............................           6,225             105,825
 *Hadco Corp.  .........................           4,100             190,394
 *Haemonetics Corp.  ...................          11,500             199,813
  Haggar Corp.  ........................           4,100              73,031
 *Hahn Automotive Warehouse, Inc.  .....           2,080              17,680
  Halliburton Co.  .....................           4,706             283,537
 *Hallwood Group, Inc.  ................             950              13,538
 *Halsey Drug Co., Inc.  ...............           5,604              27,670
 *Hammons (John Q.) Hotels, Inc.  Class
  A ....................................           3,200              25,800
 *Hampshire Group, Ltd.  ...............           1,400              18,200
 *Hampton Industries, Inc.  ............           1,800               9,450
  Hancock Fabrics, Inc.  ...............          12,900             119,325
  Hancock Holding Co.  .................           3,200             138,400
 *Handex Environmental Recovery,  Inc.             3,100              36,813
  Handleman Co.  .......................          18,200             150,150
 #Handy & Harman  ......................           9,100             152,425
 *Hanger Orthopedic Group, Inc.  .......           3,300              19,800
 *Harcor Energy, Inc.  .................           5,500              27,156
 *Harding Lawson Associates Group,
   Inc. ................................           5,000              33,125
*#Harken Energy Corp.  .................          51,900             152,456
  Harleysville Group, Inc.  ............           9,000             276,750
  Harleysville National Corp PA  .......             210               5,329
 *Harlyn Products, Inc.  ...............           2,900               1,813
  Harmon Industries, Inc.  .............           5,100              88,613
 *Harolds Stores, Inc.  ................           2,095              31,949
  Harper Group, Inc.  ..................           7,000             161,000
 *Harris & Harris Group, Inc.  .........           4,800              19,200
  Harris Savings Bank PA  ..............           1,000              18,250
 *Harry's Farmers Market, Inc.
   Class A .............................           1,600               5,700
 *Hartmarx Corp.  ......................          14,200              74,550
 *Harvard Industries, Inc.  ............           2,600              13,488
 *Harvey Entertainment Co.  ............           2,000              14,125
  Harvey's Casino Resorts  .............           5,200              86,450
  Haskel International, Inc.  ..........           1,900              14,844
  Hastings Manufacturing Co.  ..........             350               8,925
 *Hathaway Corp.  ......................           2,700              10,631
 *Hauser Chemical Research, Inc.  ......           5,800              34,075
  Haven Bancorp, Inc.  .................           1,800              50,288
  Haverfield Corp.  ....................             220               4,180
  Haverty Furniture Co., Inc.  .........           5,300              69,563
  Haverty Furniture Co., Inc. Class A  .             200               2,600
  Hawkins Chemical, Inc.  ..............           5,497              40,540
 *Hawthorne Financial Corp.  ...........             700               5,556
 *Hays Wheels International, Inc.  .....             880              30,140
  Health Images, Inc.  .................           5,700              89,063
 *Health Management Systems, Inc.  .....           9,400             140,413
 *Health Management, Inc.  .............           4,500               6,047
 *Health O Meter Products, Inc.  .......           3,600              21,825
 *Health Power, Inc.  ..................           1,900               6,294
 *Health Professionals, Inc.  ..........           1,250               3,438

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Health Risk Management, Inc.  ........           1,600            $ 23,700
 *Health-Chem Corp.  ...................           4,789               5,088
 *Healthcare Imaging Services, Inc.  ...           1,200               1,838
 *Healthcare Services Group, Inc.  .....           6,200              60,450
 *Healthdyne Information Enterprises,
   Inc. ................................          10,100              46,081
 *Healthdyne Technologies, Inc.  .......           9,572              87,345
 *Healthy Planet Products, Inc.  .......             700               3,106
 *Heartland Express, Inc.  .............          15,876             378,047
 *Heartland Wireless
   Communications, Inc. ................           1,516              18,192
  Hechinger Co. Class A  ...............          13,900              37,356
  Hechinger Co. Class B  ...............           5,800              25,013
 *Hecla Mining Co.  ....................          26,200             153,925
 *Hector Communications Corp.  .........           1,200               9,000
 *Heftel Broadcasting Corp. Class A  ...           1,100              36,300
  Heico Corp.  .........................           3,460              69,200
 *Hein-Werner Corp.  ...................           2,059              12,997
 *Heist (C.H.) Corp.  ..................           2,100              17,325
  Helix Technology Corp.  ..............          14,800             468,975
  Henry Jack & Associates, Inc.  .......           6,200             234,050
  Herbalife International, Inc.  .......          14,100             363,956
  Heritage Financial Services, Inc.  ...           3,100              65,875
 *Heritage Media Corp. Class A  ........          14,200             197,025
 *Hexcel Corp.  ........................           5,000              90,625
 *Hi-Lo Automotive, Inc.  ..............           4,300              11,288
 *Hi-Shear Industries, Inc.  ...........             500               1,367
 *Hi-Shear Technology Corp.  ...........           1,300               7,800
 *Hi-Tech Pharmacal, Inc.  .............           3,500              15,969
 *High Plains Corp.  ...................           9,580              51,193
  Hilb Rogal Hamilton Co.  .............           6,500              86,125
 *Hilite Industries, Inc.  .............           2,000              10,500
 *Hinsdale Financial Corp.  ............           1,250              34,375
 *Hirsch International Corp. Class A  ..           2,093              39,505
 *Hitox Corp.  .........................           2,500               6,406
  Hoenig Group, Inc.  ..................           3,600              15,750
 *Holiday RV Superstores, Inc.  ........           3,000               4,922
  Holly Corp.  .........................           4,100             109,675
 *Hollywood Casino Corp. Class A  ......          15,000              63,750
 *Hollywood Entertainment Corp.  .......           8,100             162,000
 *Hologic, Inc.  .......................           5,100             125,588
 *Holopak Technologies, Inc.  ..........           3,500              11,375
 *Holophane Corp.  .....................           7,050             133,950
  Home Beneficial Corp. Class B  .......           5,200             131,950
  Home Federal Bancorp  ................             900              31,275
  Home Port Bancorp, Inc.  .............             900              15,356
 *Home State Holdings, Inc.  ...........           2,200              16,913
 *Homecorp, Inc.  ......................             200               3,775
 *Homeowners Group, Inc.  ..............           1,700               2,922
 *Hondo Oil and Gas Co.  ...............           7,600              92,150
  Hooper Holmes, Inc.  .................           2,600              40,950
  Horizon Bancorp, Inc.  ...............             200               7,950
  Horizon Financial Corp.  .............           3,438              46,843
 *Horizon/CMS Healthcare Corp.  ........           3,000              32,250
 *Hospital Staffing Services, Inc.  ....           2,390               5,378
 *Hosposable Products, Inc.  ...........             200               1,013
 *Hovnanian Enterprises, Inc.
   Class A .............................           6,000              35,250
 *Hovnanian Enterprises, Inc.
   Class B .............................           1,150               6,756
  Howell Corp.  ........................           1,900              27,075
  Howell Industries, Inc.  .............             200               8,150

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Howtek, Inc.  ........................           3,600            $  7,313
  Hudson Foods, Inc. Class A  ..........           8,900             162,425
  Hudson General Corp.  ................             400              14,500
 *Hudson Technologies, Inc.  ...........           1,700              10,200
  Huffy Corp.  .........................           6,700              92,125
  Hughes Supply, Inc.  .................           5,100             219,300
 *Hugoton Energy Corp.  ................          10,800             117,450
 *Human Genome Sciences, Inc.  .........           2,100              77,175
  Hunt (J.B.) Transportation Services,
   Inc. ................................          10,000             141,250
  Hunt Manufacturing Co.  ..............           5,200              91,650
  Huntco, Inc. Class A  ................           1,500              23,438
 *Hurco Companies, Inc.  ...............           3,300              17,738
 *Hutchinson Technology, Inc.  .........           2,100             111,825
 *Hycor Biomedical, Inc.  ..............           5,600              19,950
 *Hyde Athletic Industries, Inc.
   Class A .............................           1,000               5,125
 *Hyde Athletic Industries, Inc.
   Class B .............................           1,500               7,359
  Hydron Technologies, Inc.  ...........           9,800              18,988
 *Hyperion Software Corp.  .............           7,500             162,188
*#I-Stat Corp.  ........................           4,400             107,800
 *ICF Kaiser International, Inc.  ......          13,500              25,313
  ICN Pharmaceuticals, Inc.  ...........          11,092             214,908
  ICO, Inc.  ...........................          10,620              69,694
 *ICOS Corp.  ..........................          19,200             148,800
 *ICU Medical, Inc.  ...................           4,600              37,088
 *IDEC Pharmaceuticals Corp.  ..........           6,900             166,894
 *IDM Environmental Corp.  .............           1,200               2,644
 *IEC Electronics Corp.  ...............           3,000              23,250
 *IFR Systems, Inc.  ...................           3,700              56,194
 *IGEN, Inc.  ..........................           8,200              49,200
 *IGI, Inc.  ...........................           8,700              50,025
 *IHOP Corp.  ..........................           4,100              99,425
 *II-VI, Inc.  .........................           1,300              34,288
 *ILC Technology, Inc.  ................           2,900              34,981
  IMCO Recycling, Inc.  ................           4,700              76,963
 *IMP, Inc.  ...........................          10,800              34,594
 *IPC Information Systems, Inc.  .......           4,800              78,000
 *IPL Systems, Inc. Class A  ...........           1,800               3,544
 *IQ Software Corp.  ...................           1,800              42,750
 *ITI Technologies, Inc.  ..............           3,500              42,875
 *ITT Educational Services, Inc.  ......             750              14,531
 *IVI Publishing, Inc.  ................           5,000              17,656
  IWC Resources Corp.  .................           4,800             108,000
 *Ibah, Inc.  ..........................           9,400              61,100
 *Identix, Inc.  .......................          13,400             106,363
 *Ikos Systems, Inc.  ..................           3,100              60,063
 *Illinois Superconductor Corp.  .......           1,800              30,150
 *Image Entertainment, Inc.  ...........           6,900              28,894
 *Imatron, Inc.  .......................          42,200             148,359
 *Imclone Systems, Inc.  ...............          11,000             112,750
 *Immucor, Inc.  .......................           3,900              40,219
 *Immulogic Pharmaceutical Corp.  ......           8,000              68,000
 *Immune Response Corp. DE  ............           9,500              75,406
 *Immunex Corp.  .......................          21,800             292,938
 *Immunogen, Inc.  .....................           7,800              21,694
 *Immunomedics, Inc.  ..................          19,700             135,438
 *Imo Industries, Inc.  ................           6,800              22,950
 *Impact Systems, Inc.  ................           6,200               8,913
 *Imperial Bancorp  ....................          12,469             279,773
 *Imperial Credit Industries, Inc.  ....          11,150             239,725
 *Imperial Holly Corp.  ................           5,100              79,050
 *In Focus Systems, Inc.  ..............           4,200              88,200
 *In Home Health, Inc.  ................           6,400              12,400
 *Inacom Corp.  ........................           4,900             152,206
 *Inbrand Corp.  .......................           6,000             144,000
 *Incontrol, Inc.  .....................           9,300              81,956

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Incstar Corp.  .......................           8,200            $ 34,850
 *Incyte Pharmaceuticals, Inc.  ........           4,000             152,250
 *Indenet, Inc.  .......................           9,300              19,181
  Independence Holding Co.  ............           2,500              21,094
  Independent Bank Corp. MA  ...........           7,100              67,006
  Independent Bank East  ...............           1,102              37,606
  Indiana Energy, Inc.  ................          11,300             272,613
  Indiana Federal Corp.  ...............           1,500              33,000
  Industrial Acoustics Co., Inc.  ......             200               2,025
 *Industrial Holdings, Inc.  ...........           1,200              11,400
 *Industrial Scientific Corp.  .........             700              11,113
 *Industrial Training Corp.  ...........           1,000               4,500
 *Information Resource Engineering,
   Inc. ................................           2,200              23,375
 *Information Resources, Inc.  .........          11,100             126,956
 #Ingles Market, Inc. Class A  .........           1,800              26,100
 *Inhale Therapeutic Systems  ..........           5,700              84,788
 *Innerdyne, Inc.  .....................          11,800              36,138
 *Innodata Corp.  ......................           1,800               2,588
 *Innoserv Technologies, Inc.  .........             200                 588
 *Innovative Gaming Corp of America  ...           2,800              22,400
  Innovex, Inc.  .......................           8,100             329,063
 *Inphynet Medical Management, Inc.  ...           7,300             130,944
 *Insignia Financial Group, Inc.
   Class A .............................           1,000              22,750
 *Insilco Corp.  .......................           4,800             187,200
 *Insite Vision, Inc.  .................           7,000              30,406
  Insituform East, Inc.  ...............           1,700               4,888
 *Insituform Technologies, Inc.
   Class A .............................          13,810             108,754
  Insteel Industries, Inc.  ............           3,300              26,400
  Instron Corp.  .......................          11,200             145,600
 *Insurance Auto Auctions, Inc.  .......           5,600              52,500
  Integon Corp.  .......................           6,200             119,350
 *Integramed America, Inc.  ............           3,600               6,188
 *Integrated Circuit Systems, Inc.  ....           5,600              59,500
  Integrated Health Services, Inc.  ....           8,900             195,800
*#Integrated Process Equipment  Corp.  .           7,000             119,438
*#Integrated Silicon Solution, Inc.  ...          10,000             100,469
 *Integrated Systems, Inc.  ............             200               4,225
 *Integrated Waste Services, Inc.  .....           2,400               2,700
 *Intellicall, Inc.  ...................           3,200              15,600
 *Intellidate Technologies Corp.  ......          13,700              99,325
  Intelligent Electronics, Inc.  .......          19,128             143,460
  Inter-Regional Financial Group, Inc.             6,000             210,750
 *Inter-Tel, Inc.  .....................           5,100              91,163
  Intercargo Corp.  ....................           3,800              31,350
 *Intercel, Inc.  ......................          14,700             222,338
  Interchange Financial Services  Corp.
   Saddle Brook ........................             920              21,735
 *Interdigital Communications Corp.  ...          22,000             159,500
 *Interface Systems, Inc.  .............           3,400              19,125
  Interface, Inc. Class A  .............          10,100             200,738
 *Interferon Sciences, Inc.  ...........          15,900              24,347
 *Interim Services, Inc.  ..............           3,336             130,938
 *Interlake Corp.  .....................          17,000              63,750
 *Interleaf, Inc.  .....................          10,000              22,188
 *Interlink Electronics  ...............           1,700               8,394
 *Interlinq Software Corp.  ............           3,200              15,300
 *Intermagnetics General Corp.  ........           9,906             132,493
 *Intermedia Communications of
   Florida, Inc. .......................           7,600             223,250

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
  Intermet Corp.  ......................          14,800            $201,650
*#International Alliance Services, Inc.            4,400              40,425
  International Aluminum Corp.  ........             900              23,175
 *International Dairy Queen, Inc.
   Class A .............................           8,500             163,625
 *International Family Entertainment,
   Inc. Class B ........................             300               4,613
 *International Imaging Materials, Inc.            4,800             117,000
 *International Lottery & Totalizer
   Systems, Inc. .......................           6,900               7,331
 *International Lottery, Inc.  .........           1,600              11,800
  International Multifoods Corp.  ......           9,000             141,750
 *International Remote Imaging
   Systems, Inc. .......................           2,800              11,550
  International Shipholding Corp.  .....           3,375              59,484
 *International Technology Corp.  ......           5,025              50,878
 *International Thoroughbred
   Breeders, Inc. ......................           4,800              16,500
 *Interneuron Pharmaceuticals, Inc.  ...           2,366              46,729
 *Interphase Corp.  ....................           2,200              24,613
  Interpool, Inc.  .....................           6,900             165,600
 *Interpore International  .............           3,400              16,150
 *Interscience Computer Corp.  .........           1,000               3,375
 *Intersolv, Inc.  .....................           7,900              73,569
  Interstate Johnson Lane, Inc.  .......           2,300              30,188
  Interstate Power Co.  ................           2,400              71,700
*#Intertan, Inc.  ......................           5,200              29,900
 *Intervisual Books, Inc. Class A  .....           1,000               1,594
 *Intervoice, Inc.  ....................           9,300             117,994
  Interwest Bancorp, Inc.  .............           2,600              85,475
 *Investment Technology Group, Inc.  ...           9,200             169,050
  Investors Financial Services Corp.  ..             503              13,770
  Investors Financial Services Corp.
   Class A .............................              96               2,628
  Investors Title Co.  .................             800              12,500
 *Invivo Corp.  ........................           1,000              13,688
 *Ion Laser Technology, Inc.  ..........           2,900              35,525
  Iroquois Bancorp  ....................             400               6,650
  Irwin Financial Corp.  ...............           1,000              48,750
  Isco, Inc.  ..........................          43,935             433,858
 *Isis Pharmaceuticals, Inc.  ..........          14,100             229,125
 *Isolyser Co., Inc.  ..................          11,610              94,331
 *Isomedix, Inc.  ......................           4,900              67,375
 *Itron, Inc.  .........................           5,100             101,363
 *Iwerks Entertainment, Inc.  ..........           6,424              41,355
 *J & J Snack Foods Corp.  .............           3,500              38,281
  J & L Specialty Steel, Inc.  .........           4,800              58,500
  JLG Industries, Inc.  ................          31,200             561,415
 *JMAR Industries, Inc.  ...............           8,900              22,111
 *JP Foodservice, Inc.  ................           3,100              74,594
 *JPE, Inc.  ...........................           1,800              13,725
  JSB Financial, Inc.  .................           5,400             196,425
*#JTS Corp.  ...........................          33,800             137,313
 *Jabil Circuit, Inc.  .................           9,500             242,844
  Jackpot Enterprises, Inc.  ...........           4,654              46,540
 *Jaclyn, Inc.  ........................           1,700               9,031
 *Jaco Electronics, Inc.  ..............           1,973              17,387
 *Jacobs Engineering Group, Inc.  ......          10,200             246,075
  Jacobson Stores, Inc.  ...............           2,300              22,138
 *Jalate, Ltd.  ........................           1,000               3,688
 *Jan Bell Marketing, Inc.  ............          12,926              29,891
 *Jason, Inc.  .........................           8,187              58,332
 *Jayhawk Acceptance Corp.  ............           1,000              12,188
 *Jean Philippe Fragrances, Inc.  ......           3,750              26,484
  Jeffbanks, Inc.  .....................           1,125              31,359
 *Jefferies Group, Inc.  ...............           6,000             215,250
  Jefferson Bankshares, Inc.  ..........           9,100             266,744

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
  Jefferson Savings Bancorp, Inc.  .....           3,000            $ 70,875
 *Jennifer Convertibles, Inc.  .........           1,300               2,986
  John Alden Financial Corp.  ..........          13,900             244,988
 *Johnson Worldwide Associates, Inc.
   Class A .............................           2,900              33,713
  Johnston Industries, Inc.  ...........          10,800              85,050
 *Johnstown American Industries,  Inc.             5,200              21,450
 *Jones Intercable, Inc.  ..............           2,000              21,750
 *Jones Intercable, Inc. Class A  ......          15,200             162,450
 *Joseph A. Bank Clothiers, Inc.  ......           3,700              15,956
  Juno Lighting, Inc.  .................          10,200             160,650
 *Just Toys, Inc.  .....................           2,100               3,413
  Justin Industries, Inc.  .............          13,600             143,650
  K Swiss, Inc. Class A  ...............           2,100              23,231
 *K-Tron International, Inc.  ..........           6,200              66,263
 *K-V Pharmaceutical Co. Class A  ......           4,000              47,500
 *K-V Pharmaceutical Co. Class B  ......           1,900              22,800
  K2, Inc.  ............................           8,315             216,190
  KCS Energy, Inc.  ....................           4,600             155,250
 *KLLM Transport Services, Inc.  .......           2,766              31,118
 *Kaiser Ventures, Inc.  ...............           9,700              95,788
  Kaman Corp. Class A  .................           9,400             117,500
 *Kaneb Services, Inc.  ................          13,500              47,250
  Katy Industries, Inc.  ...............           4,400              61,050
  Kaydon Corp.  ........................           6,900             282,038
  Kaye Group, Inc.  ....................           3,000              17,063
 *Keithley Instruments, Inc.  ..........           1,000              10,375
 *Kelley Oil & Gas Corp.  ..............          53,000             149,063
  Kellwood Co.  ........................           8,500             153,000
 *Kent Electronics Corp.  ..............           9,900             258,638
 *Kentucky Electric Steel, Inc.  .......           2,000              14,125
 *Kenwin Shops, Inc.  ..................             400               1,200
 *Kerr Group, Inc.  ....................           2,400               6,600
 *Kewaunee Scientific Corp.  ...........           1,500               8,906
*#Key Energy Group, Inc.  ..............           5,300              64,263
 *Key Production Co., Inc.  ............           4,600              58,075
 *Key Technology, Inc.  ................           3,000              67,125
 *Key Tronic Corp.  ....................          13,000             112,938
 *Keystone Consolidated Industries,
   Inc. ................................           3,490              25,739
  Keystone Heritage Group, Inc.  .......           1,600              36,800
  Kimball International, Inc. Class B  .             500              20,750
 *Kimmins Corp.  .......................           2,700              10,800
 *Kinark Corp.  ........................           3,000               9,000
 *Kinder-Care Learning Centers, Inc.  ..          15,000             298,125
  Kinetic Concepts, Inc.  ..............          20,300             251,213
 *Kinnard Investment, Inc.  ............           2,500              14,219
 *Kirby Corp.  .........................           9,800             194,775
 *Kit Manufacturing Co.  ...............           2,700              29,869
 *Kleinert's, Inc.  ....................           2,000              36,250
  Knape & Vogt Manufacturing Co.  ......           1,800              28,800
 *Knickerbocker (L.L.) Co., Inc.  ......           5,000              44,375
 *Knight Transportation, Inc.  .........             100               2,319
 *Knogo North America, Inc.  ...........           5,400              31,388
 *Koala Corp.  .........................             700               8,969
  Kollmorgen Corp.  ....................           5,400              61,425
 *Koo Koo Roo, Inc.  ...................           8,300              67,697
 *Kopin Corp.  .........................           5,500              51,219
 *Koss Corp.  ..........................           1,000               6,313
 *Kronos, Inc.  ........................           3,200              88,800
 *Krug International Corp.  ............             848               3,922

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Krystal Co.  .........................           4,900            $ 29,094
  Kuhlman Corp.  .......................          11,699             206,195
 *Kulicke & Soffa Industries, Inc.  ....          10,700             218,013
  Kysor Industrial Corp.  ..............           2,800              85,400
*#L.A. Gear, Inc.  .....................          12,600              29,925
 *LAT Sportswear, Inc.  ................             200                 125
  LCS Industries, Inc.  ................           1,760              22,880
  LSB Bancshares, Inc. NC  .............           2,525              40,084
  LSB Industries, Inc.  ................           9,100              42,088
  LSI Industries, Inc.  ................          10,867             127,687
 *LTX Corp.  ...........................          16,600              97,525
 *LXE, Inc.  ...........................           2,400              36,000
 *LXR Biotechnology, Inc.  .............           6,300              13,388
 *La Jolla Pharmceutical Co.  ..........           9,700              40,013
  La-Z-Boy Chair Co.  ..................           7,400             222,000
 *LaBarge, Inc.  .......................           8,900              53,400
  LaCrosse Footwear, Inc.  .............           3,000              34,125
  Labone, Inc.  ........................           6,400             100,400
  Laclede Gas Co.  .....................           9,300             222,038
 *Laclede Steel Co.  ...................           2,700               8,944
  Ladd Furniture, Inc.  ................           4,266              57,324
 *Lakeland Industries, Inc.  ...........           1,000               3,281
 *Lamson & Sessions Co.  ...............          10,900              81,750
  Lance, Inc.  .........................          16,600             295,688
 *Lancer Corp.  ........................           5,850              87,019
 *Lancit Media Productions, Ltd.  ......           4,300              34,131
 *Landair Services, Inc.  ..............           3,000              31,875
  Landauer, Inc.  ......................           5,900             123,163
 *Landrys Seafood Restaurants, Inc.  ...           9,718             230,803
 *Landstar Systems, Inc.  ..............           6,400             146,000
 *Lasermaster Technologies, Inc.  ......           5,720              31,103
 *Laserscope  ..........................           2,800              15,400
 *Lattice Semiconductor Corp.  .........              50               2,241
  Lawson Products, Inc.  ...............           6,100             132,294
  Lawter International, Inc.  ..........          24,800             297,600
  Lawyers Title Corp.  .................           4,400              83,600
 *Layne, Inc.  .........................           2,900              40,238
 *Lazare Kaplan International, Inc.  ...           7,700             149,188
  Learonal, Inc.  ......................           3,500              81,375
 *Leasing Solutions, Inc.  .............           4,700             134,831
 *Lechters, Inc.  ......................           9,400              44,650
 *Lectec Corp.  ........................           1,302               8,626
  Legg Mason, Inc.  ....................           7,200             279,900
  Lennar Corp.  ........................           9,700             252,200
  Lesco, Inc.  .........................           6,225             102,713
 *Leslie Building Products, Inc.  ......           3,200              11,000
 *Leslie's Poolmart  ...................           3,774              49,062
 *Level One Communications, Inc.  ......           7,900             271,563
 *Levitz Furniture, Inc.  ..............          16,300              59,088
  Libbey, Inc.  ........................           8,500             228,438
  Liberty Bancorp, Inc. Delaware  ......           1,100              26,675
  Liberty Bancorp, Inc. Oklahoma  ......           4,300             176,300
  Liberty Homes, Inc. Class A  .........             200               2,588
 *Liberty Technologies, Inc.  ..........           2,400               6,900
 *Lidak Pharmaceuticals Class A  .......          14,800              20,581
 *Life Quest Medical, Inc.  ............           1,000               2,938
  Life Re Corp.  .......................           7,000             258,125
  Life Technologies, Inc.  .............          12,600             277,200
 *Life USA Holdings, Inc.  .............          10,400             104,000
 *Lifecore Biomedical, Inc.  ...........           6,700             104,688
 *Lifetime Hoan Corp.  .................           2,420              24,805
*#Ligand Pharmaceuticals, Inc.
   Class B .............................           3,021              36,441
  Lillian Vernon Corp.  ................           3,800              45,600
  Lilly Industry, Inc. Class A  ........          12,400             229,400
 *Lindal Cedar Homes, Inc.  ............           4,482              16,808
  Lindberg Corp.  ......................           8,200              80,975
  Lindsay Manufacturer Co.  ............           3,150             130,331

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Liposome Co., Inc.  ..................           4,400            $ 79,200
  Liqui Box Corp.  .....................           2,500              82,188
  Litchfield Financial Corp.  ..........           2,114              27,488
 *Littlefield, Adams & Co.  ............             900               2,925
 *Littlefuse, Inc.  ....................           6,000             264,750
 *Liuski International, Inc.  ..........           1,800               4,388
 *Living Centers of America, Inc.  .....          11,500             291,813
 *Lodgenet Entertainment Corp.  ........           6,200              92,225
*#Logic Devices, Inc.  .................           2,400               7,725
 *Logic Works, Inc.  ...................           4,500              27,000
  Logicon, Inc.  .......................           7,000             285,250
 *Lojack Corp.  ........................          13,600             128,350
  Lomak Petroleum, Inc.  ...............           6,700             109,713
  Lone Star Industries, Inc.  ..........           6,000             222,000
 *Lone Star Technologies, Inc.  ........          11,300             200,575
 *Longhorn Steaks, Inc.  ...............           4,581              91,047
 *Loronix Information Systems, Inc.  ...           1,800               8,213
 *Louis Dreyfus Natural Gas Corp.  .....          11,100             190,088
  Luby's Cafeterias, Inc.  .............           9,600             211,200
  Lufkin Industries, Inc.  .............           3,700              78,163
  Lukens, Inc. DE  .....................           5,900             108,413
 *Lunar Corp.  .........................           4,150             130,206
 *Lund International Holdings, Inc.  ...           2,200              27,500
 *Luria & Son, Inc.  ...................           2,500               7,188
 *Lydall, Inc. DE  .....................          10,600             241,150
 *Lynch Corp.  .........................           2,500             166,250
  M A R C, Inc.  .......................           1,018              22,142
 *M-Wave, Inc.  ........................           1,000               3,250
  MAF Bancorp, Inc.  ...................           2,000              68,500
 *MAI Systems Corp.  ...................           4,516              30,483
 *MAIC Holdings, Inc.  .................           4,370             144,210
  MDC Holdings, Inc.  ..................           7,700              57,750
 *MDL Information Systems, Inc.  .......           4,200              71,138
  MDU Resources Group, Inc.  ...........           5,700             127,538
 *MFRI, Inc.  ..........................           1,900              15,081
 *MGI Pharma, Inc.  ....................          11,400              56,288
 *MI Schottenstein Homes, Inc.  ........           3,500              34,563
 *MK Gold Corp.  .......................           7,800              11,700
*#MK Rail Corp.  .......................           9,700              71,538
 *MLX Corp.  ...........................           1,000              13,000
  MMI Companies, Inc.  .................           3,900             120,413
 *MRS Technology, Inc.  ................           3,300               7,838
*#MRV Communications, Inc.  ............          11,400             259,350
 *MS Carriers, Inc.  ...................           9,300             174,375
 *MTI Technology Corp.  ................           5,900              14,566
  MTS Systems Corp.  ...................           4,800              97,800
  MYR Group, Inc.  .....................           2,266              24,076
  MacDermid, Inc.  .....................             600              20,550
 *MacFrugals Bargain Close-outs,  Inc.            11,300             278,263
  MacNeal-Schwendler Corp.  ............           7,700              67,375
 *Macheezmo Mouse Restaurants,  Inc.  ..           1,600               2,950
  Madison Gas & Electric Co.  ..........           8,050             171,566
 *Magainin Pharmaceuticals, Inc.  ......          10,200              85,425
 *Magellan Health Services, Inc.  ......           6,000             125,250
  Magna Bancorp  .......................           5,400              97,200
  Magna Group, Inc.  ...................           2,600              78,975
 *Magnetek, Inc.  ......................           9,800             122,500
 *Magnetic Technologies Corp.  .........           1,100               4,538
 *Magnum Petroleum, Inc.  ..............           4,700              22,619
 *Mail Boxes, Etc.  ....................           5,800             127,238
 *Main Street & Main, Inc.  ............           1,450               2,673

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
  Maine Public Service Co.  ............             970            $ 18,309
  Mainstreet Bankgroup, Inc.  ..........           3,500              65,188
 *Mallon Resources Corp.  ..............             800               6,550
  Managed Care Solutions, Inc.  ........           2,366               8,873
 *Manatron, Inc.  ......................           1,102               1,997
 *Manhattan Bagel Co., Inc.  ...........           2,900              24,106
  Manitowoc Co., Inc.  .................           5,500             241,313
 *Manugistic Group, Inc.  ..............           4,300             160,981
 *Mapinfo Corp.  .......................           2,300              25,300
 *Marcam Corp.  ........................           6,200              71,688
  Marcus Corp.  ........................          11,850             274,031
 *Marine Drilling Companies, Inc.  .....          17,800             284,800
 *Mariner Health Group, Inc.  ..........          16,100             118,738
 *Marisa Christina, Inc.  ..............           4,700              34,369
  Maritrans, Inc.  .....................           4,700              28,788
  Mark Twain Bancshares, Inc.  .........           6,450             321,694
 *Mark VII, Inc.  ......................             900              25,425
 *Markel Corp.  ........................           2,900             252,300
 *Marlton Technologies, Inc.  ..........           1,600               6,300
  Marsh Supermarkets, Inc. Class A  ....           1,800              21,600
  Marsh Supermarkets, Inc. Class B  ....           1,800              20,250
 *Marshall Industries  .................           9,500             294,500
 *Martek Biosciences Corp.  ............           6,700             117,250
 *Marten Transport, Ltd.  ..............           2,800              35,000
*#Marvel Entertainment Group, Inc.  ....           1,000               2,750
  Maryland Federal Bancorp  ............           1,260              41,659
  Massbank Corp. Reading, MA  ..........           1,350              51,300
 *Matec Corp. DE  ......................           3,000               9,000
 *Material Sciences Corp.  .............           7,600             126,350
 *Mathsoft, Inc.  ......................           2,000               9,000
 *Matlack Systems, Inc.  ...............           7,500              52,500
 *Matria Healthcare, Inc.  .............          17,100             105,806
 *Matrix Pharmaceutical, Inc.  .........           8,400              72,450
 *Matrix Service Co.  ..................           5,700              32,775
  Matthews International Corp.
   Class A .............................           5,000             144,375
 *Matthews Studio Equipment Group  .....           2,500               5,391
 *Mattson Technology, Inc.  ............           8,471              88,416
 *Maverick Tube Corp.  .................           3,900              61,425
 *Max & Ermas Restaurants, Inc.  .......           1,237               8,350
 *Maxco, Inc.  .........................           1,900              15,200
 *Maxicare Health Plans, Inc.  .........          11,500             238,625
 *Maxim Group, Inc.  ...................           7,600             122,075
 *Maxwell Technologies, Inc.  ..........           1,000              44,875
 *Maxxam, Inc.  ........................           4,000             184,500
 *Maxxim Medical, Inc.  ................           3,200              40,800
 *Maynard Oil Co.  .....................           1,900              28,144
 *Mays (J.W.), Inc.  ...................             200               2,025
 *McClain Industries, Inc.  ............             266               1,579
  McDonald & Co. Investment, Inc.  .....           4,200             128,100
 *McFarland Energy, Inc.  ..............           6,100              68,244
  McGrath Rent Corp.  ..................           4,150             105,825
 *McWhorter Technologies, Inc.  ........           4,400              87,450
 *Measurement Specialties, Inc.  .......           1,400               4,025
  Measurex Corp.  ......................           9,200             226,550
 *Mecklermedia Corp.  ..................           3,400              69,700
 *Medar, Inc.  .........................           4,900              23,275
 *Medarex, Inc.  .......................           9,400              74,613
 *Medco Research, Inc.  ................           5,300              53,000
  Medex, Inc.  .........................           3,000              69,938
  Medford Savings Bank MA  .............           2,800              74,900
 *Media Arts Group, Inc.  ..............           4,600              12,938
 *Media Logic, Inc.  ...................           2,400              10,500
 *Medical Action Industries, Inc.  .....           3,200               5,200
 *Medical Graphics Corp.  ..............           1,000               5,000
 *Medical Resources, Inc.  .............           4,850              42,438
 *Medicalcontrol, Inc.  ................           1,500               7,875

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Medicore, Inc.  ......................           2,200            $  7,459
  Medicus Systems Corp.  ...............           2,600              14,300
 *Medimmune, Inc.  .....................          10,900             166,225
 *Mediq, Inc.  .........................          10,100              58,706
 *Medplus, Inc.  .......................           2,000              14,125
 *Medquist Inc.  .......................           2,300              44,563
 *Medstone International, Inc.  ........           2,200              15,538
  Medusa Corp.  ........................           8,200             283,925
 *Mego Financial Corp.  ................           3,600              32,625
 *Melamine Chemicals, Inc.  ............           3,300              25,163
 *Mem Co., Inc.  .......................           2,700              19,744
 *Mens Warehouse, Inc.  ................          10,450             239,697
  Mentor Corp. MN  .....................           9,300             256,331
 *Mentor Graphics Corp.  ...............           4,500              44,156
 *Mercer International, Inc.  ..........           6,700              79,981
  Merchants Bancorp, Inc.  .............             500              15,375
 *Merchants Bancshares, Inc.  ..........             200               3,525
  Merchants Group, Inc.  ...............           1,300              23,400
  Merchants New York Bancorp, Inc.  ....             400              12,900
  Mercury Air Group, Inc.  .............           1,760              12,980
 *Mercury Interactive Corp.  ...........           6,200              61,613
 *Meridian Data, Inc.  .................           3,800              28,500
  Meridian Diagnostics, Inc.  ..........           8,135              89,485
 *Meridian Gold, Inc.  .................          33,400             137,775
  Meridian Insurance Group, Inc.  ......           2,700              38,813
 *Meridian Medical Technology, Inc.  ...           1,200              10,875
 *Meridian Sports, Inc.  ...............           3,200               4,400
*#Merisel, Inc.  .......................          17,400              32,625
 *Merit Medical Systems, Inc.  .........           3,500              26,688
 *Merix Corp.  .........................           3,100              51,150
  Merrill Corp.  .......................           3,650              84,863
  Merrimac Industries, Inc.  ...........             700               7,219
 *Mesa Air Group, Inc.  ................          20,600             204,713
*#Mesa, Inc.  ..........................          28,500             146,063
 *Mesaba Holdings, Inc.  ...............           6,400              84,800
 *Mestek, Inc.  ........................           5,200              84,500
 *Met-Coil Systems Corp.  ..............           1,000               1,562
  Met-Pro Corp.  .......................          11,375             160,672
 *Metal Management, Inc.  ..............           5,121              20,484
 *Metatec Corp. Class A  ...............           4,500              29,531
  Methode Electronics, Inc. Class A  ...          16,500             323,813
  Methode Electronics, Inc. Class B  ...             500               9,813
 *Metricom, Inc.  ......................           5,500              72,875
 *Metrocall, Inc.  .....................          10,164              55,269
 *Metrologic Instruments, Inc.  ........           3,000              40,875
 *Metropolitan Bancorp Washington  .....           1,500              29,250
 *Metrotrans Corp.  ....................           1,500              20,531
  Metrowest Bank MA  ...................           5,500              24,750
 *Michael Anthony Jewelers, Inc.  ......           3,300              10,313
  Michael Foods, Inc.  .................          15,700             180,550
*#Michaels Stores, Inc.  ...............           9,400              94,294
 *Micrel, Inc.  ........................           1,700              42,288
 *Micrion Corp.  .......................           1,500              21,000
 *Micro Bio-Medics, Inc.  ..............           2,100              37,669
 *Micro Linear Corp.  ..................           6,900              44,203
 *Microage, Inc.  ......................           8,150             183,375
 *Microcom, Inc.  ......................           7,100              80,763
 *Microdyne Corp.  .....................           6,600              32,175
 *Microfluidics International Corp.  ...           1,000               1,609
 *Micrografx, Inc.  ....................           4,000              26,500
 *Microlog Corp.  ......................           1,500               8,156
 *Micronics Computers, Inc.  ...........           5,500              15,297
 *Micros Systems, Inc.  ................           3,100              92,031
 *Micros to Mainframes, Inc.  ..........           1,100               3,506
 *Microsemi Corp.  .....................           5,200              60,450

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Microtel International, Inc.  ........           1,960            $  4,533
 *Microtest, Inc.  .....................           4,200              41,475
 *Microtouch Systems, Inc.  ............           4,200             104,738
 *Microwave Power Dynamics, Inc.  ......           5,000              15,000
  Mid Am, Inc.  ........................           8,306             147,951
  Mid America Banccorp  ................           5,192              97,354
 *Mid Atlantic Medical Services, Inc.  .          12,900             152,381
  Midconn Bank Kensington, CT  .........             900              18,225
 *Middleby Corp.  ......................           1,100               6,394
  Middlesex Water Co.  .................           2,300              40,538
 *Midisoft Corp.  ......................           1,800               5,850
  Midland Co.  .........................           2,600              95,875
  Midland Financial Group, Inc.  .......           2,200              18,700
 *Midwest Express Holdings, Inc.  ......             700              23,100
 *Midwest Grain Products, Inc.  ........           3,900              63,375
 *Mikasa, Inc.  ........................           9,700             101,850
 *Mikohn Gaming Corp.  .................           3,900              26,813
 *Miller Building Systems, Inc.  .......           1,400              10,325
 *Miller Industries, Inc.  .............          13,200             366,300
 *Miltope Group, Inc.  .................          11,000              31,625
  Mine Safety Appliances Co.  ..........           2,300             117,731
  Minntech Corp.  ......................           3,700              40,700
  Minuteman International, Inc.  .......           1,000               8,875
  Mississippi Chemical Corp.  ..........          10,700             271,513
 *Mity-Lite, Inc.  .....................           1,000              13,500
  Mobile Gas Service Corp.  ............           2,000              49,750
 *Mobile Mini, Inc.  ...................           3,700              11,563
 *Mobilemedia Corp. Class A  ...........           9,200              10,638
  Modern Controls, Inc.  ...............           4,700              48,175
 *Mohawk Industries, Inc.  .............           8,400             199,500
 *Molecular Biosystems, Inc.  ..........           9,334              65,338
 *Molecular Dynamics, Inc.  ............           4,000              38,250
 *Monaco Coach Corp.  ..................           1,800              28,125
 *Monaco Finance, Inc. Class A  ........           2,300               5,822
 *Monarch Casino and Resort, Inc.  .....           5,800              17,038
  Monarch Machine Tool Co.  ............           2,300              19,263
 *Mondavi (Robert) Corp. Class A  ......           2,800             101,150
 *Monro Muffler Brake, Inc.  ...........           2,557              39,314
 *Monroc, Inc.  ........................           1,700               9,350
 *Monterey Pasta Co.  ..................           4,800               9,600
 *Moog, Inc. Class A  ..................           2,800              67,200
 *Moore Medical Corp.  .................           1,200              12,600
 *Moore Products Co.  ..................           1,600              30,400
 *Moovies, Inc.  .......................           5,700              29,213
  Morgan Keegan, Inc.  .................           8,400             147,000
 *Morgan Products, Ltd.  ...............           6,400              44,800
 *Morningstar Group, Inc.  .............           7,600             130,150
  Morrison Fresh Cooking, Inc.  ........           3,025              13,991
  Morrison Health Care, Inc.  ..........           4,033              57,470
 *Morrison Knudsen Corp.  ..............          17,700             159,300
 *Morton's Restaurant Group, Inc.  .....           2,500              38,125
  Moscom Corp.  ........................           3,400              32,725
  Mosinee Paper Corp.  .................           4,100             139,400
*#Mossimo, Inc.  .......................           6,000              90,750
 *Mother's Work, Inc.  .................           1,200              13,050
 *Motor Car Parts & Accessories,  Inc.             2,600              38,188
 *Motor Club of America  ...............           2,500              21,250
 *Mountain Parks Financial Corp.  ......           1,500              51,469
 *Mountasia Entertainment
   International, Inc. .................           7,700              24,544
  Movado Group, Inc.  ..................           1,200              30,600
*#Movie Gallery, Inc.  .................           5,300              72,875
 *Moviefone, Inc. Class A  .............           3,100              13,756
  Mueller (Paul) Co.  ..................           2,200              85,800

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Mueller Industries, Inc.  ............          14,200            $555,575
 *Multi Color Corp.  ...................           1,000               6,000
*#Multicare Companies, Inc.  ...........          14,600             288,350
 *Musicland Stores Corp.  ..............          17,100              25,650
 *Mutual Savings Bank FSB
   Bay City, MI ........................           1,700               9,775
 *My Software Co.  .....................           1,000               3,813
 *Mycogen Corp.  .......................          16,900             286,244
  Myers Industries, Inc.  ..............           8,485             128,336
 *Mylex Corp.  .........................          11,400             144,638
 *NAB Asset Corp.  .....................             150                 497
 *NAB Asset Corp. Liquidating Trust  ...             200                 312
 *NABI, Inc.  ..........................          16,486             150,435
  NAC RE Corp.  ........................           3,500             127,750
 *NAI Technologies, Inc.  ..............           4,087              12,389
  NBT Bancorp  .........................           3,446              65,045
 *NBTY, Inc.  ..........................           6,800             109,225
  NCH Corp.  ...........................           3,900             222,300
 *NCI Building Systems, Inc.  ..........           4,000             114,750
  NL Industries, Inc.  .................          14,800             142,450
  NN Ball & Roller, Inc.  ..............           8,750             118,125
 *NPC International, Inc.  .............           9,800              83,913
 *NPS Pharmaceuticals, Inc.  ...........           6,500              65,000
 *NS Group, Inc.  ......................           7,600              26,125
 *NSA International, Inc.  .............           2,400               4,050
  NSC Corp.  ...........................           5,700              11,044
 *NTN Communications, Inc.  ............          12,400              58,900
  NUI Corp.  ...........................           4,400              88,000
  NYMAGIC, Inc.  .......................           6,100             109,800
  Nacco Industries, Inc. Class A  ......           3,500             167,125
 *Nantucket Industries, Inc.  ..........           1,500               5,063
 *Napco Security Systems, Inc.  ........           4,850              17,581
  Nash Finch Co.  ......................           4,300              82,238
 *Nashua Corp.  ........................           3,300              52,388
 *Nathans Famous, Inc.  ................           1,900               7,244
 *National Auto Credit, Inc.  ..........          16,760             171,790
  National Bancorp of Alaska, Inc.  ....           2,200             155,375
 *National Beverage Corp.  .............           3,800              32,300
 *National City Bancorp  ...............           3,264              66,504
  National City Bankshares, Inc.  ......           3,253              96,570
  National Computer Systems, Inc.  .....           6,700             159,963
 *National Dentex Corp.  ...............           1,000              17,375
 *National Education Corp.  ............          11,100             156,788
 *National Energy Group, Inc.  .........          10,370              37,267
  National Gas & Oil Co.  ..............           6,653              61,538
 *National Home Centers, Inc.  .........           4,000               8,500
 *National Home Health Care Corp.  .....             954               6,141
 *National Instruments Corp.  ..........           1,500              47,250
 *National Insurance Group  ............           3,000              15,750
 *National Media Corp.  ................          12,431              99,448
 *National Mercantile Bancorp.  ........             200                 219
 *National Patent Development
   Corp. ...............................           3,400              28,900
  National Penn Bancshares, Inc.  ......           2,425              64,263
 *National Picture and Frame Co.  ......           2,000              19,875
  National Presto Industries, Inc.  ....           4,000             147,500
 *National RV Holdings, Inc.  ..........           1,000              14,563
 *National Record Mart, Inc.  ..........           1,900               2,613
  National Sanitary Supply Co.  ........             200               2,725
 *National Standard Co.  ...............          11,000              75,625
 *National Steel Corp. Class B  ........          10,600              99,375
 *National Techteam, Inc.  .............           4,500              97,875
 *National Vision Association, Ltd.  ...          10,800              48,600
 *National Western Life Insurance Co.
   Class A .............................           1,000              85,250

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Natural Alternatives International,
   Inc. ................................           3,400            $ 26,350
 *Natural Microsystems Corp.  ..........           4,000             102,750
 *Natural Wonders, Inc.  ...............           4,300              23,381
  Natures Sunshine Products, Inc.  .....          19,359             385,970
 *Navarre Corp.  .......................           3,800              14,725
 *Navigators Group, Inc.  ..............           3,200              62,800
  Nelson (Thomas), Inc.  ...............           9,650             120,625
 *Neogen Corp.  ........................           1,800              12,600
 *Neoprobe Corp.  ......................           8,000             115,000
 *Neorx Corp.  .........................           9,125              43,914
 *Netframe Systems, Inc.  ..............           7,400              22,663
 *Netmanage, Inc.  .....................          23,500             192,406
 *Netrix Corp.  ........................           4,700              24,088
 *Network Computing Devices, Inc.  .....           6,600              55,275
 *Network Equipment Technologies,  Inc.            9,300             142,988
 *Network Imaging Corp.  ...............          11,600              40,600
 *Network Peripherals, Inc.  ...........           7,000             111,125
 *Network Six, Inc.  ...................           1,100                 688
 *Neurex Co.  ..........................          12,100             157,300
 *Neurobiological Technologies, Inc.  ..             800               3,350
 *Neurogen Corp.  ......................           5,600             103,600
 *New Brunswick Scientific Co., Inc.  ..           2,310              15,881
  New England Business Services,  Inc.             5,300             102,688
  New England Community Bancorp,  Inc.
   Class A .............................             600               9,000
  New Hampsire Thrift BancShares,  Inc.              200               2,538
 *New Image Industries, Inc.  ..........           3,300               4,177
  New Jersey Resources Corp.  ..........           7,200             213,300
 *New Jersey Steel Corp.  ..............           2,500              10,469
 *New Mexico & Arizona Land Co.  .......           1,815              21,780
 *New World Power Corp.  ...............           1,000                 781
  New York Bancorp, Inc.  ..............           4,500             153,563
  Newcor, Inc.  ........................           4,750              41,266
  Newmil Bancorp, Inc.  ................           3,500              31,938
 *Newpark Resources, Inc.  .............           5,500             192,500
  Newport Corp.  .......................          10,200              89,250
 *Nexstar Pharmaceuticals, Inc.  .......           1,496              20,477
 *Nexthealth, Inc.  ....................           3,400              10,094
 *Nichols Research Corp.  ..............           4,650             114,506
  Nitches, Inc.  .......................             785               4,367
 *Nobility Homes  ......................             900              11,588
 *Noel Group, Inc.  ....................          10,100              65,650
  Noland Co.  ..........................             200               4,425
 *Noodle Kidoodle, Inc.  ...............           7,900              44,931
 *Norand Corp.  ........................           1,500              25,313
 *Nord Resources Corp.  ................           7,500              31,875
 *Norstan, Inc.  .......................           6,000              97,500
 *Nortek, Inc.  ........................           3,900              59,963
  North American Mortgage Co.  .........           7,600             174,800
  North Carolina Natural Gas Corp.  ....           3,200              93,200
  North Fork Bancorporation, Inc.  .....           1,267              43,078
  North Side Savings Bank NY  ..........           1,878              98,360
 *North Star Universal, Inc.  ..........           4,300              34,669
  Northern Technologies International  .           1,700              11,475
 *Northfield Laboratories, Inc.  .......           6,500              84,094
  Northland Cranberries, Inc. Class A  .           6,000             135,000
 *Northstar Health Services, Inc.  .....           1,000               1,750
  Northwest Natural Gas Co.  ...........           8,850             222,356
 *Northwest Teleproductions, Inc.  .....             200                 813
  Northwestern Public Service Co.  .....           3,500             121,625
 *Northwestern Steel & Wire Co.  .......          13,500              65,813

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Norton McNaughton, Inc.  .............           4,000            $ 33,500
  Norwich Financial Corp.  .............           2,400              46,950
 *Norwood Promotional Products,  Inc.  .           2,200              35,475
 *Novacare, Inc.  ......................          32,900             279,650
 *Novametrix Medical Systems, Inc.  ....           6,100              36,219
 *Novavax, Inc.  .......................           8,700              30,450
 *Noven Pharmaceuticals, Inc.  .........          10,900             147,831
 *Novitron Internarional, Inc.  ........           3,900               4,144
 *Nu Horizons Electronics Corp.  .......           3,400              31,450
 *Nu-Kote Holding, Inc. Class A  .......          16,600             176,375
 *Nuclear Metals, Inc.  ................           6,500             104,813
 *Numar Corp.  .........................           4,100              63,294
  Numerex Corp. Class A  ...............           2,000               8,125
 *Nutramax Products, Inc.  .............           4,700              41,713
 *Nview Corp.  .........................           2,500               9,531
 *O Charleys, Inc.  ....................           4,350              52,200
 *O Reilly Automotive, Inc.  ...........           4,100             139,400
  O'Sullivan Corp.  ....................           9,900             106,425
 *O'Sullivan Industries Holdings,
   Inc. ................................           9,500             105,688
 *O.I. Corp.  ..........................           1,600               5,400
 *OEC Medical Systems, Inc.  ...........           5,100              71,400
 *OHM Corp.  ...........................          10,700              90,950
  OM Group, Inc.  ......................           6,200             254,200
 *OMI Corp.  ...........................          18,500             141,063
 *ON Technology Corp.  .................           1,700              10,306
 *OTR Express, Inc.  ...................             200                 900
 *Oak Hill Sportswear Corp.  ...........             800               1,100
 *Oak Industries, Inc.  ................          10,700             248,775
 *Oak Technology, Inc.  ................          10,000              99,375
 *Oceaneering International, Inc.  .....           9,300             154,613
 *Odetics, Inc. Class A  ...............             300               3,788
*#Odwalla, Inc.  .......................           2,000              30,750
 *Offshore Logistics, Inc.  ............           7,800             156,975
  Oglebay Norton Co.  ..................           2,200              96,525
  Oil-Dri Corp. of America  ............           4,000              57,000
 *Old America Stores, Inc.  ............           1,800               8,550
 *Old Dominion Freight Lines, Inc.  ....           3,800              34,675
  Old National Bancorp  ................             122               4,514
 *Olympic Financial, Ltd.  .............          13,100             181,763
 *Olympic Steel, Inc.  .................           5,300             128,856
*#Omega Environmental, Inc.  ...........          17,500              41,836
*#Omni Multimedia Group, Inc.  .........           1,500               4,406
 *On Assignment, Inc.  .................           2,000              59,000
  OnbanCorp, Inc.  .....................           7,400             284,900
 *Oncogene Science, Inc.  ..............          12,600              88,200
 *Oncor, Inc.  .........................           9,300              36,619
 *One Price Clothing Stores, Inc.  .....           5,200              14,463
  One Valley Bancorp of
   West Virginia .......................           6,422             238,417
  Oneida, Ltd.  ........................           5,500              93,500
 *Oneita Industries, Inc.  .............           4,220              15,825
 *Onyx Acceptance Corp.  ...............             200               1,575
 *Opal, Inc.  ..........................           3,500              64,094
 *Opinion Research Corp.  ..............           1,700               7,119
 *Opta Food Ingredients, Inc.  .........           5,400              39,825
 *Opti, Inc.  ..........................           4,600              24,294
  Optical Coating Laboratory, Inc.  ....           4,800              54,000
 *Optical Data Systems, Inc.  ..........          10,300             138,406
 *Option Care, Inc.  ...................           5,000              24,688
  Orange & Rockland Utilities, Inc.  ...           5,400             193,050
  Orange Co., Inc.  ....................           4,200              32,025
 *Orbit International Corp.  ...........           3,000               5,438
 *Orbital Sciences Corp.  ..............          17,000             326,188

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Oregon Metallurgical Corp.  ..........           8,500            $303,875
  Oregon Steel Mills, Inc.  ............          14,100             241,463
*#Organogenesis, Inc.  .................           5,600             115,500
 *Oriole Homes Corp. Class A
   Convertible .........................             800               6,000
 *Oriole Homes Corp. Class B  ..........           1,100               8,113
  Orion Capital Corp.  .................           5,600             349,300
 *Oroamerica, Inc.  ....................           2,500              12,813
 *Orphan Medical, Inc.  ................             285               2,690
 *Ortel Corp.  .........................           5,700             129,675
 *Orthologic Corp.  ....................          13,800              83,663
 *Osborn Communications Corp.  .........           8,100             120,994
  Oshkosh B'Gosh, Inc. Class A  ........           6,200              93,775
  Oshkosh B'Gosh, Inc. Class B  ........             600              11,588
  Oshkosh Truck Corp. Class B  .........           3,300              38,775
 *Oshman's Sporting Goods, Inc.  .......           2,900              15,950
 *Osmonics, Inc.  ......................           8,250             175,313
 *Osteotech, Inc.  .....................           4,000              24,000
 *Ostex International, Inc.  ...........           7,100              42,600
  Otter Tail Power Co.  ................           5,600             183,400
  Outboard Marine Corp.  ...............          12,100             196,625
 *Outlook Group Corp.  .................           2,500              11,719
  Overseas Shipholding Group, Inc.  ....           5,000              80,000
 *Owen Healthcare, Inc.  ...............           6,800             174,250
  Owens & Minor, Inc.  .................          18,375             190,641
  Owosso Corp.  ........................           2,900              17,763
  Oxford Industries, Inc.  .............           5,600             102,200
 *Oxford Resources Corp. Class A  ......           2,700              69,188
 *Oxis International, Inc.  ............           8,400              11,288
 *P&F Industries, Inc. Class A  ........             200                 769
 *P-Com, Inc.  .........................          10,500             330,750
 *PAM Transportation Services, Inc.  ...           2,500              12,969
 *PC Quote, Inc.  ......................           3,900              16,575
  PCA International, Inc.  .............           3,000              52,875
*#PHP Healthcare Corp.  ................           5,400             124,200
 *PLM International, Inc.  .............           4,600              14,950
 *PMR Corp.  ...........................           1,300              33,800
 *PMT Services, Inc.  ..................           9,600             203,400
 *PRI Automation, Inc.  ................           2,900             136,663
 *PSC, Inc.  ...........................           4,000              31,500
  PXRE Corp.  ..........................           3,700              89,263
 *Pacific Crest Capital, Inc.  .........           1,060              11,263
 *Pacific Rehabilitation & Sports
   Medicine, Inc. ......................           4,100              25,881
 *Pacific Rim Holding Corp.  ...........           3,700              10,927
  Pacific Scientific Co.  ..............          13,200             151,800
 *Pacific Sunwear of California, Inc.  .           1,100              29,563
 *Pages, Inc.  .........................           1,700               4,144
 *Palatin Technologies, Inc.  ..........             250                 387
  Palfed, Inc.  ........................           2,000              28,750
 *Palmer (Arnold) Golf Co.  ............           1,600               8,500
 *Pamida Holdings Corp.  ...............           4,000               8,500
  Pamrapo Bancorp, Inc.  ...............           1,300              25,025
 *Panaco, Inc.  ........................           5,000              25,313
  Panatech Research and
   Development Corp. ...................           1,400               8,619
  Pancho's Mexican Buffet, Inc.  .......           5,000              10,156
 *Par Technology Corp.  ................           6,000              81,000
 *Paracelsus Healthcare Corp.  .........           3,300              11,550
 *Paragon Trade Brands, Inc.  ..........           6,800             188,700
 *Parallel Petroleum Corp.  ............           5,900              30,145
 *Parcplace Systems, Inc.  .............           5,700              16,031
 *Paris Business Forms, Inc.  ..........             200                 475
  Park Electrochemical Corp.  ..........           8,200             186,550
 *Park-Ohio Industries, Inc.  ..........           7,034             102,433

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Parker Drilling Co.  .................          26,000            $243,750
 *Parkervision, Inc.  ..................           5,500              62,906
  Parkvale Financial Corp.  ............           1,952              50,264
 *Parlux Fragrances, Inc.  .............           7,300              28,744
 *Patina Oil & Gas Corp.  ..............           3,134              28,206
  Patrick Industries, Inc.  ............           2,000              30,000
 *Patterson Dental Co.  ................          10,500             273,000
 *Patterson Energy, Inc.  ..............           1,870              51,425
 *Paul Harris Stores, Inc.  ............           4,000              72,500
 *Paul-Son Gaming Corp.  ...............           1,000               8,250
 *Paxar Corp.  .........................          29,932             504,919
 *Paxson Communications Corp.  .........           8,500              58,172
 *Payless Cashways, Inc.  ..............          20,000              35,000
 *Peak Technologies Group, Inc.  .......           5,100              58,969
 *Pediatric Services of America, Inc.  .           3,500              65,844
  Peerless Manufacturing Co.  ..........             200               2,550
 *Penederm, Inc.  ......................           3,600              31,500
  Penn Engineering & Manufacturing
   Corp. Class A .......................             600              12,075
  Penn Engineering & Manufacturing
   Corp. Non-voting ....................           7,500             139,688
 *Penn National Gaming, Inc.  ..........           2,550              98,813
 *Penn Traffic Co.  ....................           6,300              32,288
 *Penn Treaty American Corp.  ..........           3,600              88,200
  Penn Virginia Corp.  .................           2,100              84,788
  Penn-America Group, Inc.  ............           1,300              20,638
  Penney (J.C.) Co., Inc.  .............           2,420             130,075
  Pennfed Financial Services, Inc.  ....           2,100              43,313
 *Pentech International, Inc.  .........           5,300               3,892
  Penwest, Ltd.  .......................           2,700              48,600
  Peoples Bancorp  .....................             200               4,025
  Peoples Bancshares, Inc.
   Massachusetts .......................           1,000              10,188
 *Peoples Choice TV Corp.  .............           6,350              41,672
  Peoples Heritage Financial Group,
   Inc. ................................          10,000             280,625
  Peoples Savings Financial Corp.  .....             900              24,750
 *Peoples Telephone Co., Inc.  .........           8,050              29,684
 *Perceptron, Inc.  ....................           2,750              95,219
 *Performance Food Group Co.  ..........           6,400              77,600
 *Perfumania, Inc.  ....................           4,300              13,706
 *Perini Corp.  ........................           2,700              24,300
 *Perseptive Biosystems, Inc.  .........           9,500              65,313
 *Personnel Group of America, Inc.  ....           6,300             142,538
 *Pet Food Warehouse, Inc.  ............           4,700              20,856
 *Petco Animal Supplies, Inc.  .........           8,650             187,056
 *Petrocorp, Inc.  .....................           3,400              33,363
  Petroleum Heat & Power Co., Inc.
   Class A .............................           9,100              65,406
  Petrolite Corp.  .....................           4,500             202,500
 *Pharmaceutical Marketing Services,
   Inc. ................................           5,800              55,463
 *Pharmaceutical Products
   Development Service Co. .............           6,081             130,742
 *Pharmaceutical Resources, Inc.  ......           7,300              41,975
 *Pharmchem Laboratories, Inc.  ........           3,300              13,045
 *Pharmos Corp.  .......................           6,200               8,622
  Philadelphia Suburban Corp.  .........           7,800             145,275
 *Phildelphia Consolidated Holding
   Corp. ...............................           2,000              46,250
  Phillips-Van Heusen Corp.  ...........          14,600             187,975
  Phoenix Duff & Phelps Corp.  .........          26,800             187,600
 *Phoenix Gold International, Inc.  ....           1,000               6,875
 *Phoenix Network, Inc.  ...............           9,700              38,194
 *Phoenix Technologies, Ltd.  ..........           6,000             101,250

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Photo Control Corp.  .................           1,000            $  3,688
 *Photronics, Inc.  ....................           4,700             146,875
 *Physician Computer Network, Inc.  ....          29,100             232,800
 *Physician Corp. of America  ..........          15,300             158,738
 *Physicians Health Services, Inc.
   Class A .............................           3,000              44,250
  Piccadilly Cafeterias, Inc.  .........           4,100              36,900
 *Pico Holdings, Inc.  .................           7,909              29,906
  Piedmont Natural Gas Co.  ............           9,600             241,200
  Pier 1 Imports, Inc. DE  .............          13,540             184,483
 *Piercing Pagoda, Inc.  ...............             600              13,650
  Pikeville National Corp.  ............           3,600              80,550
  Pilgrim Pride Corp.  .................          11,000              96,250
  Pillowtex Corp.  .....................           6,000             104,250
 *Pinkertons, Inc.  ....................           3,300              81,675
  Pinnacle Financial Services, Inc.  ...             200               4,700
 *Pinnacle Micro, Inc.  ................           4,400              24,475
 *Pinnacle Systems, Inc.  ..............           3,700              38,388
  Pioneer Financial Services, Inc.  ....           4,500              83,250
  Pioneer Standard Electronics, Inc.  ..          16,312             183,510
  Piper Jaffray Companies, Inc.  .......           9,100             133,088
  Pitt-Des Moines, Inc.  ...............           2,400              99,600
 *Pittencrieff Communications, Inc.  ...          14,400              58,950
  Pittston Burlington Group  ...........           3,200              62,800
  Pittston Co. Minerals Group  .........           3,300              43,725
 *Plains Resources, Inc.  ..............           8,900             144,625
 *Planar Systems, Inc.  ................           5,900              61,581
 *Plantronics, Inc.  ...................           3,200             130,400
 *Plasma & Materials Technologies,
   Inc. ................................           1,000              15,500
 *Plasti-Line, Inc.  ...................             800               8,200
 *Platinum Software Corp.  .............           8,200             105,575
 *Playboy Enterprises, Inc. Class A  ...           2,800              33,250
 *Playboy Enterprises, Inc. Class B  ...           6,100              72,438
 *Players International, Inc.  .........          15,350              97,856
 *Playtex Products, Inc.  ..............          28,000             227,500
  Plenum Publishing Corp.  .............           1,500              53,625
 *Plexus Corp.  ........................           4,400              79,200
  Ply-Gem Industries, Inc. DE  .........           7,800             102,375
  Poe & Brown, Inc.  ...................           4,800             126,600
 *Polk Audio, Inc.  ....................             500               5,313
 *Pollo Tropical, Inc.  ................           5,200              14,300
 *Polymedica Industries, Inc.  .........           2,700              11,644
 *Polyphase Corp.  .....................           5,200              28,600
 *Pomeroy Computer Resource, Inc.  .....           3,250              88,359
*#Ponder Industries, Inc.  .............           2,700               5,316
 *Pool Energy Services Co.  ............          10,000             148,125
  Pope & Talbot, Inc.  .................           5,300              84,138
 *Porta Systems Corp.  .................             880               2,035
 *Portec, Inc.  ........................           7,610              77,051
  Portsmouth Bank Shares, Inc.  ........           2,291              33,649
  Positive Response Television, Inc.
   Escrow ..............................           1,400                   0
 *Positron Corp.  ......................           1,500               3,328
 *Possis Medical, Inc.  ................           6,700             115,156
  Poughkeepsie Savings Bank
   FSB NY ..............................           5,000              26,563
 *Powell Industries, Inc.  .............           5,300              53,000
 *Pratt Hotel Corp.  ...................           2,100               7,088
 *Pre-Paid Legal Services, Inc.  .......          10,300             142,913
 *Precision Standard, Inc.  ............           3,800               4,156
 *Premenos Technology Corp.  ...........           5,800              59,088
 *Premiere Radio Networks, Inc.  .......           1,200              13,650
 *Premiere Radio Networks, Inc.
   Class A .............................             600               6,750

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Premiumwear, Inc.  ...................             800            $  7,100
 *President Casinos, Inc.  .............          11,900               9,669
  Presidential Life Corp.  .............          18,300             218,456
 *Presley Companies Class A  ...........           5,600               5,775
 *Price Communications Corp.  ..........           4,250              34,531
  Price Enterprises, Inc.  .............           6,600             114,263
 *Pride Petroleum Services, Inc.  ......          15,700             286,525
  Prima Energy Corp.  ..................           1,600              30,900
 *Primadonna Resorts, Inc.  ............          16,200             301,725
 *Primark Corp.  .......................             900              23,625
  Prime Bancorp, Inc.  .................           1,465              29,300
 *Prime Hospitality Corp.  .............          14,700             244,388
 *Prime Medical Services, Inc.  ........          10,500             120,750
  Primesource Corp.  ...................           4,581              34,930
 *Printronix, Inc.  ....................           5,625              79,805
 *Procept, Inc.  .......................           5,000               5,859
 *Procyte Corp.  .......................           8,000              17,500
  Production Operators Corp.  ..........           4,000             180,500
  Progress Financial Corp.  ............           1,000               8,563
 *Progress Software Corp.  .............           7,100             142,444
  Progressive Bank, Inc.  ..............           1,000              34,500
 *Project Software & Development,  Inc.            3,800             159,600
  Proler International Corp.  ..........           8,500              76,500
 *Pronet, Inc.  ........................           4,400              22,275
 *Protein Design Labs, Inc.  ...........           6,200             149,188
 *Proteon, Inc.  .......................           6,100              23,447
 *Protocol Systems, Inc.  ..............           3,400              45,050
  Providence & Worcester Railroad  Co.               800               5,900
  Providence Energy Corp.  .............           5,300              93,413
  Provident Bankshares Corp.  ..........           3,300             127,256
 *Proxim, Inc.  ........................           3,600              67,725
 *Proxima Corp.  .......................           2,800              38,675
 *Psychemedics Corp.  ..................           8,800              52,800
  Public Service Co. of
   North Carolina ......................           4,900              93,100
 *Publicker Industries, Inc.  ..........           3,200               4,851
  Pulaski Furniture Corp.  .............           1,300              21,938
 *Pure Atria Corp.  ....................           2,204              61,023
 *Pure Tech International, Inc.
   (Private Placement) .................          10,000              18,984
 *Pure World, Inc.  ....................           3,100               6,491
 *Q Logic Corp.  .......................           4,450              82,881
 *QMS, Inc.  ...........................           5,900              34,663
 *Quad Systems Corp.  ..................           1,600              16,600
  Quaker Chemical Corp.  ...............           3,400              57,375
 *Quaker City Bancorp, Inc.  ...........           1,600              27,500
 *Quaker Fabric Corp.  .................           4,000              41,500
  Quaker State Corp.  ..................          13,500             231,188
*#Quality Dining, Inc.  ................           9,100             207,025
 *Quality Food Centers, Inc.  ..........           9,700             366,781
 *Quality Semiconductor, Inc.n  ........           2,700              20,588
 *Quality Systems, Inc.  ...............           3,300              30,113
  Quanex Corp.  ........................           8,500             227,375
 *Quarterdeck Office Systems, Inc.  ....          19,900             130,594
  Queens County Bancorp  ...............           3,000             140,250
  Quest Medical, Inc.  .................           8,109              58,283
 *Quickresponse Services, Inc.  ........           4,400             138,600
 *Quickturn Design Systems, Inc.  ......           5,500              93,844
 *Quidel Corp.  ........................          11,900              43,138
 *Quiksilver, Inc.  ....................           2,700              53,831
 *Quipp, Inc.  .........................             200               2,088
  Quixote Corp.  .......................           4,300              39,238
 *R & B, Inc.  .........................           3,500              28,656

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
  RCSB Financial, Inc.  ................           6,400            $192,400
 *RF Monolithics, Inc.  ................           2,000              23,250
  RLI Corp.  ...........................           3,100              98,425
*#RMI Titanium Co.  ....................          11,000             255,750
 *RPC Energy Services, Inc.  ...........          22,800             353,400
 *Racotek, Inc.  .......................          10,000              45,000
 *Radius, Inc.  ........................           9,019               7,328
 *Rag Shops, Inc.  .....................           2,300               4,744
 *Ragan (Brad), Inc.  ..................           3,800             117,800
 *Railtex, Inc.  .......................           5,000             123,125
 *Rainbow Technologies, Inc.  ..........           3,500              68,250
 *Rally's Hamburgers, Inc.  ............           6,200              26,156
  Ramapo Financial Corp.  ..............           3,200              16,400
 *Ramsay Health Care, Inc.  ............           3,500               9,406
 *Ramsay Managed Care, Inc.  ...........              13                   8
 *Ramtron International Corp.  .........          17,300             129,750
  Raritan Bancorp, Inc. DE  ............             200               4,650
  Raven Industries, Inc.  ..............           9,150             193,866
 *Rawlings Sporting Goods, Inc.  .......           4,200              33,075
  Raymond Corp.  .......................           6,135             108,896
  Raymond James Financial, Inc.  .......          10,500             297,938
 *Readicare, Inc.  .....................          11,400             104,025
 *Reading Entertainment, Inc.  .........           2,000              19,625
 *Recoton Corp.  .......................           5,466              81,307
 *Recovery Engineering, Inc.  ..........           2,400              19,200
*#Redhook Ale Brewery, Inc.  ...........           2,000              28,000
 *Redwood Empire Bancorp  ..............             900               9,675
 *Reeds Jewelers, Inc.  ................             220               1,540
  Refac Technology Development  Corp. ..           7,000              45,938
 *Reflectone, Inc.  ....................           1,000              19,125
  Regal Beloit Corp.  ..................          10,200             197,625
 *Regency Health Services, Inc.  .......           8,400              88,200
 *Regeneron Pharmaceuticals, Inc.  .....           7,900             150,100
  Regis Corp.  .........................          12,670             313,583
 *Rehabcare Corp.  .....................           1,800              32,063
 *Rehabilicare, Inc.  ..................           1,800               5,231
  Reinsurance Group America, Inc.  .....           1,200              56,400
 *Reliability, Inc.  ...................           2,500              17,188
  Reliance Steel and Aluminum Co.  .....           4,400             165,000
  Reliv International, Inc.  ...........           5,000              33,750
*#Reno Air, Inc.  ......................           5,700              45,244
 *Rent-Way, Inc.  ......................           1,000               9,750
 *Rentrak Corp.  .......................           6,600              25,163
 *Repligen Corp.  ......................           6,100               7,053
 *Reptron Electronics, Inc.  ...........           3,300              66,619
 *Republic Automotive Parts, Inc.  .....           4,100              65,600
  Republic Bancorp, Inc.  ..............           9,312             111,738
 *Republic Engineered Steels, Inc.  ....          10,000              22,500
  Republic Gypsum Co.  .................           6,200             113,150
  Republic Savings Financial Corp.  ....           3,500              20,125
 *Res-Care, Inc.  ......................           4,800              77,400
 *Research Industries Corp.  ...........           3,800              78,613
 *Resound Corp.  .......................           9,200              80,500
  Resource Bancshares Mortgage  Group,
   Inc..................................          10,486             158,601
 *Respironics, Inc.  ...................          11,100             165,806
 *Response Oncology, Inc.  .............           4,080              39,525
 *Retirement Care Association, Inc.  ...           4,500              27,000
 *Retix, Inc.  .........................          12,400              89,125
 *Rex Stores Corp.  ....................           5,600              54,600
 *Rexel, Inc.  .........................          15,600             216,450
  Rexene Corp.  ........................           7,400              98,050
 *Rexhall Industries, Inc.  ............           1,050               8,138
 *Rexworks, Inc.  ......................           1,000               2,625

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Rhodes, Inc.  ........................           3,600            $ 25,200
 *Ribi Immunochem Research, Inc.  ......          11,400              37,763
 *Riddell Sports, Inc.  ................           3,255              14,953
*#Ride, Inc.  ..........................           4,200              33,338
  Riggs National Corp.  ................          17,800             308,163
 *Right Management Consultants,  Inc.  .           3,000              60,375
 *Right Start, Inc.  ...................           2,500              14,063
 *Rightchoice Managed Care, Inc.
   Class A .............................           1,500              13,688
 *Rimage Corp.  ........................           2,000               8,250
 *Ringer Corp.  ........................           6,500              10,766
 *Rio Hotel & Casino, Inc.  ............          12,700             190,500
  Riser Foods, Inc. Class A  ...........           4,800             146,400
  Rival Co.  ...........................           3,900              87,263
 *River Oaks Furniture, Inc.  ..........           2,400               7,650
  Riverside Group, Inc.  ...............           1,000               2,750
  Riverside National Bank CA  ..........           1,000              17,688
  Rivianna Foods, Inc.  ................           6,400             116,400
 *Roadmaster Industries, Inc.  .........          16,900              19,013
  Roanoke Electric Steel Corp.  ........           2,200              30,525
  Robbins & Myers, Inc.  ...............           7,800             181,350
 *Roberds, Inc.  .......................           2,300              23,000
*#Roberts Pharmaceutical Corp.  ........           7,400              82,325
 *Roberts Pharmaceutical Corp.
   (Private Placement) .................           3,700              37,046
 *Robertson-Ceco Corp.  ................           6,418              51,344
  Robinson Nugent, Inc.  ...............           4,000              19,500
 *Robotic Vision Systems, Inc.  ........           7,499              98,428
 *Rock Bottom Restaurants, Inc.  .......           3,700              34,919
  Rock-Tenn Co. Class A  ...............          13,860             288,461
 *Rocky Mountain Chocolate Factory  ....           1,500              10,406
 *Rocky Shoes & Boots, Inc.  ...........           2,000              18,125
 *Rodman & Renshaw Capital Group,  Inc.            1,300               1,950
 *Rogers Corp.  ........................          10,000             275,000
 *Rohr, Inc.  ..........................          13,000             227,500
 *Rollins Environmental Services,  Inc.           33,800              67,600
  Rollins Truck Leasing Corp.  .........          24,300             291,600
  Roper Industries, Inc.  ..............           7,300             315,725
 *Ross Systems, Inc.  ..................           7,173              50,211
 *Rotech Medical Corp.  ................          13,400             227,800
  Rotonics Manufacturing, Inc.  ........           2,500               3,750
 *Rottlund, Inc.  ......................           2,300              11,788
  Rouge Steel Co. Class A  .............           5,400             116,775
  Rowe Furniture Corp.  ................           6,712              52,018
 *Royal Appliance Manufacturing Co.  ...          12,700             100,013
  Royal Bancshares of Pennsylvania
   Class A .............................           2,450              27,563
 *Royal Grip, Inc.  ....................           1,100               2,750
 *Ruby Tuesday, Inc.  ..................           8,750             141,094
  Ruddick Corp.  .......................          18,600             246,450
 *Rural/Metro Corp.  ...................           5,400             191,025
  Russ Berrie & Co., Inc.  .............          12,800             225,600
  Ryan Beck & Co.  .....................             210                 932
 *Ryans Family Steak Houses, Inc.  .....          21,400             147,794
  Rykoff-Sexton, Inc.  .................          11,000             159,500
  Ryland Group, Inc.  ..................           8,800             122,100
 *S&K Famous Brands, Inc.  .............           1,900              17,456
  S&T Bancorp, Inc.  ...................           3,600             110,250
 *S3, Inc.  ............................           2,500              42,344
*#SBE, Inc.  ...........................             900               3,938
 *SBS Technologies, Inc.  ..............           1,100              29,700
 *SDL, Inc.  ...........................           7,200             163,350

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
  SEI Corp.  ...........................          10,300            $230,463
 *SFX Broadcasting, Inc. Class A  ......           1,900              57,950
  SI Handling, Inc.  ...................           1,050              14,897
  SJW Corp.  ...........................             600              26,550
  SL Industries, Inc.  .................           9,200              70,150
 *SMC Corp.  ...........................           2,600              22,750
 *SMT Health Services, Inc.  ...........           1,100               7,906
 *SPS Technologies, Inc.  ..............           2,600             163,150
 *SPS Transaction Service, Inc.  .......          10,500             165,375
 *SPSS, Inc.  ..........................           3,100              90,481
  SPX Corp.  ...........................           5,800             184,150
 *SSE Telecom, Inc.  ...................           2,300              19,263
 *STB Systems, Inc.  ...................           1,800              40,163
 *STM Wireless, Inc. Class A  ..........           2,900              20,844
 *Safeguard Health Enterprises, Inc.  ..           4,400              89,650
 *Safeskin Corp.  ......................           5,000             257,500
 *Safety 1st, Inc.  ....................           2,900              32,806
 *Safety Components International,
   Inc. ................................           2,600              31,200
 *Saga Communications, Inc.
   Class A .............................           2,781              54,577
  Saint Francis Capital Corp.  .........           2,900              77,938
  Saint Joseph Light & Power Co.  ......          54,400             829,600
  Saint Mary Land & Exploration Co.  ...           4,800             105,000
  Saint Paul Bancorp, Inc.  ............           9,800             276,238
 *Salant Corp. DE  .....................           6,500              22,750
 *Salick Health Care, Inc.
   Redeemable Shares ...................           2,850             113,288
 *Salton/Maxim Housewares, Inc.  .......           2,600              19,175
 *Sam & Libby, Inc.  ...................           3,400                 340
 *San Filippo (John B.) & Son, Inc.  ...           5,000              25,938
 *San Francisco Co. Class A  ...........             400                 140
  Sanderson Farms, Inc.  ...............           5,400              86,063
  Sands Regent Casino Hotel  ...........           2,000               6,125
  Sandwich Co-Operative Bank MA  .......             200               5,800
 *Sangstat Medical Corp.  ..............           7,200             163,350
 *Santa Cruz Operation, Inc.  ..........          20,600             132,613
 *Santa Fe Gaming Corp.  ...............           2,500               3,750
  Santa Monica Bank CA  ................           2,800              45,150
 *Satcon Technology Corp.  .............           4,000              30,000
  Savannah Foods & Industries, Inc.  ...          14,400             205,200
 *Savoy Pictures Entertainment,
   Inc. ................................           9,800              31,850
  Sbarro, Inc.  ........................           8,100             211,613
 *Scan-Optics, Inc.  ...................          14,900              55,875
  Schawk, Inc. Class A  ................           6,200              45,725
 *Schieb (Earl), Inc.  .................           2,900              19,938
 *Schuler Homes, Inc.  .................          12,300              72,263
  Schult Homes Corp.  ..................           1,100              25,575
  Schultz Sav-O Stores, Inc.  ..........           3,000              43,500
 *Sciclone Pharmaceuticals, Inc.  ......           9,400              76,375
 *Scientific Games Holdings Corp.  .....           5,400             142,425
  Scientific Technologies, Inc.  .......           3,800              34,675
 *Scios-Nova, Inc.  ....................          19,487             110,832
  Scope Industries, Inc.  ..............           3,500             174,125
 *Score Board, Inc.  ...................           3,400               9,031
  Scotsman Industries, Inc.  ...........           4,900             113,925
 *Scott's Liquid Gold, Inc.  ...........           4,000               6,250
 *Scotts Co. Class A  ..................          11,300             204,813
  Seacoast Banking Corp. Class A  ......           1,500              38,813
 *Seacor Holdings, Inc.  ...............           4,100             259,325
  Seafield Capital Corp.  ..............           3,600             125,100
 *Seagull Energy Corp.  ................          14,700             336,263
  Sealright Co., Inc.  .................           4,400              50,600
 *Seattle Filmworks, Inc.  .............           4,700              90,769

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
  Seaway Food Town, Inc.  ..............             200            $  5,225
  Second Bancorp, Inc.  ................             300               9,263
  Security Capital Corp. W.I.  .........             600              42,825
  Security Connecticut Corp.  ..........           3,400             117,300
 *Seda Specialty Packaging Corp.  ......           2,000              37,875
 *Seeq Technology, Inc. DE  ............          16,600              52,134
 *Seitel, Inc.  ........................           3,800             153,900
  Selas Corp. of America  ..............           1,400              22,750
  Selective Insurance Group, Inc.  .....           6,000             204,750
 *Selfix, Inc.  ........................           1,000               5,875
 *Semiconductor Packaging Materials
   Co., Inc. ...........................           3,300              36,300
 *Semitool, Inc.  ......................           6,500              71,906
 *Semtech Corp.  .......................           2,400              43,350
 *Seneca Foods Corp.  ..................           1,100              18,013
 *Seneca Foods Corp. Class A  ..........             200               3,150
 *Sepracor, Inc.  ......................          10,700             178,556
 *Sequa Corp. Class A  .................           2,600             104,000
 *Sequent Computer Systems, Inc.  ......          19,800             335,363
 *Sequoia Systems, Inc.  ...............           6,100              13,439
 *Sequus Pharmaceuticals, Inc.  ........          16,100             229,425
 *Seragen, Inc.  .......................           8,300              12,191
 *Serv-Tech, Inc.  .....................           2,600               7,638
 *Service Merchandise Co., Inc.  .......          46,900             257,950
 *Servico, Inc.  .......................           5,100              79,050
 *Servotronics, Inc.  ..................           1,030               5,794
  Sevenson Environmental Services,
   Inc. ................................           1,300              21,775
 *Shaman Pharmaceuticals  ..............           6,200              37,200
 *Shared Technologies Fairchild, Inc.  .           7,500              65,625
 *Sharper Image Corp.  .................           5,900              20,281
 *Shaw Group, Inc.  ....................           4,700             121,025
 *Sheffield Medical Technologies, Inc.             5,600              22,050
  Shelby Williams Industries, Inc.  ....           4,400              56,650
 *Sheldahl, Inc.  ......................          10,300             195,700
  Shelter Components, Inc.  ............           3,031              37,888
 *Sherwood Group, Inc.  ................           5,200              54,600
 *Shiloh Industries, Inc.  .............           7,000             117,250
 *Shoe Carnival, Inc.  .................           5,200              27,950
 *Sholodge, Inc.  ......................           3,600              48,150
 *Shoney's, Inc.  ......................          22,802             188,117
  Shopko Stores, Inc.  .................          19,400             300,700
  Shoreline Financial Corp.  ...........           1,680              38,010
 *Shorewood Packaging Corp.  ...........           9,200             171,925
 *Show Biz Pizza Time, Inc.  ...........          11,100             180,375
  Showboat, Inc.  ......................           6,400             119,200
 *Showscan Corp.  ......................           4,000              21,250
 *Shuffle Master, Inc.  ................           5,600              54,250
 *Sierra Health Services, Inc.  ........           7,000             172,375
 *Sierra Semiconductor Corp.  ..........          15,500             224,750
  Sierrawest Bancorp  ..................             200               3,050
  Sifco Industries, Inc.  ..............           8,800              94,600
  Sigcorp, Inc.  .......................           7,900             272,550
 *Sight Resource Corp.  ................           4,000              21,500
 *Sigma Circuits, Inc.  ................           1,500               9,844
 *Sigma Designs, Inc.  .................           4,400              40,975
 *Sigmatron International, Inc.  .......             800              10,600
*#Signal Apparel Co., Inc. Class A  ....           4,200              14,963
 *Signal Technology Corp.  .............           2,700              19,913
 *Silicon Storage Technology, Inc.  ....           3,500              27,781
 *Silicon Valley Bancshares  ...........           4,100             123,000
 *Silicon Valley Group, Inc.  ..........           3,300              69,713
 *Siliconix, Inc.  .....................           4,000              91,000
*#Silver King Communications, Inc.  ....           3,800              94,525
*#Silverado Foods, Inc.  ...............           2,400               7,200

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
  Simmons First National Corp.
   Class A .............................           1,100            $ 44,000
  Simpson Industries, Inc.  ............           8,750              90,781
 *Simula, Inc.  ........................           5,450              83,113
 *Sinter Metals, Inc. Class A  .........           2,000              50,000
 *Sirena Apparel Group, Inc.  ..........           2,100               5,972
 *Sizzler International, Inc.  .........          16,200              46,575
  Skyline Corp.  .......................           5,200             135,200
  Skywest, Inc.  .......................           5,900              83,706
 *Sloane's Supermarkets, Inc.  .........           1,900               4,513
  Smart & Final Food, Inc.  ............          12,150             262,744
  Smith (A.O.) Corp.  ..................           7,500             222,188
  Smith (A.O.) Corp.Convertible Class A            2,400              69,600
 *Smith Environmental Technologies
   Corp. ...............................           2,900               2,356
 *Smithfield Foods, Inc.  ..............          10,700             350,425
 *Smiths Food & Drug Centers, Inc.
   Class B .............................           4,500             136,125
  Smucker (J.M.) Co. Class A  ..........           5,700             102,600
  Smucker (J.M.) Co. Class B  ..........           5,900             100,300
  Snyder Oil Corp.  ....................          17,600             303,600
 *Sodak Gaming, Inc.  ..................          11,400             184,538
 *Softdesk, Inc.  ......................           2,400              21,150
 *Softech, Inc.  .......................           1,600               4,400
 *Softnet Systems, Inc.
   (Private Placement) .................           2,536              11,127
 *Software Publishing Corp.  ...........           5,525               7,770
 *Software Spectrum, Inc.  .............           1,900              58,663
 *Somatix Therapies Corp.  .............          13,300              47,381
 *Somatogen, Inc.  .....................          10,300             113,300
  Somerset Group, Inc.  ................             250               4,188
 *Sonic Corp.  .........................           6,000             138,000
 *Sonic Solutions  .....................           3,000              20,063
 *Sound Advice, Inc.  ..................           1,900               3,266
  South Jersey Industries, Inc.  .......           3,948              95,246
  Southdown, Inc.  .....................          12,400             404,550
  Southeastern Michigan Gas
   Enterprises, Inc. ...................           4,749              84,295
  Southern California Water Co.  .......           3,100              72,463
 *Southern Electronics Corp.  ..........           3,950              40,981
 *Southern Energy Homes, Inc.  .........           6,375              78,492
 *Southern Union Co.  ..................           6,285             154,776
 *Southwall Technologies, Inc.  ........           3,500              23,406
  Southwest Bancorp, Inc.  .............           1,500              30,375
  Southwest Bancshares, Inc. DE  .......           1,350              24,806
  Southwest Gas Corp.  .................          13,200             257,400
  Southwest National Corp.  ............             200               8,225
  Southwest Securities Group, Inc  .....           3,600              46,125
  Southwest Water Co.  .................           1,050              13,519
  Southwestern Energy Co.  .............           9,800             156,800
  Sovereign Bancorp, Inc.  .............          24,672             326,904
 *Spacehab, Inc.  ......................           1,000               6,625
 *Spacelabs Medical, Inc.  .............           5,600             112,700
 *Spaghetti Warehouse, Inc.  ...........           3,400              17,000
  Span-American Medical System,  Inc.  .           1,700               7,225
  Spartan Motors, Inc.  ................           8,900              56,738
  Spartech Corp.  ......................           9,300              98,813
 *Sparton Corp.  .......................           7,700              61,600
 *Special Devices, Inc.  ...............           3,100              44,756
 *Specialty Chemical Resources, Inc.  ..           1,500               2,625
 *Specialty Equipment Co., Inc.  .......           8,800             104,500
 *Specialty Paperboard, Inc.  ..........           1,600              28,800
 *Spectran Corp.  ......................           3,200              56,200

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Spectranetics Corp.  .................           9,202            $ 40,834
 *Spectrian Corp.  .....................           3,300              32,175
 *Spectrum Control, Inc.  ..............           4,200              13,519
 *Spectrum Holobyte, Inc.  .............          14,400              70,200
 *Speedfam International, Inc.  ........           4,200              84,788
 *Speizman Industries, Inc.  ...........           1,800               9,956
 *Spire Corp.  .........................           3,200               9,200
 *Sport Chalet, Inc.  ..................           1,400               4,725
 *Sport Supply Group, Inc.  ............           2,700              15,863
 *Sportmart, Inc.  .....................           2,100               6,956
 *Sportmart, Inc. Class A  .............           2,000               5,875
 *Sports & Recreation, Inc.  ...........          10,900              94,013
 *Sports Club Co., Inc.  ...............           4,500              11,813
 *Staar Surgical Co.  ..................           5,100              57,375
*#Stac Electronics  ....................          14,300              96,972
 *Stacey's Buffet, Inc.  ...............             740                 486
 *Staff Builders, Inc. Class A  ........          13,300              32,419
 *Stage II Apparel Corp.  ..............           1,700               4,250
 *Standard Commercial Corp.  ...........           3,742              50,518
 *Standard Management Corp.  ...........           2,100               9,844
 *Standard Microsystems Corp.  .........           8,800              96,800
  Standard Motor Products, Inc.
   Class A .............................           5,300              72,875
  Standard Pacific Corp. DE  ...........          12,200              71,675
  Standard Products Co.  ...............           8,400             192,150
  Standex International Corp.  .........           5,500             170,500
 *Stanford Telecommunications, Inc.  ...           6,900             194,063
  Stanhome, Inc.  ......................           8,000             219,000
 *Stanley Furniture, Inc.  .............           1,900              31,113
  Stant Corp.  .........................          10,000             125,000
 *Star Multi Care Services, Inc.  ......              85                 489
 *Starcraft Corp.  .....................           1,300               4,956
  Starret Housing Corp.  ...............           3,900              43,388
  Starrett (L.S.) Co. Class A  .........           2,400              66,600
 *Starsight Telecast, Inc.  ............          12,700              91,281
 *Starter Corp.  .......................          13,400              83,750
  State Auto Financial Corp.  ..........           7,200             115,200
 *State of the Art, Inc.  ..............           5,200              66,625
 *Station Casinos, Inc.  ...............          17,700             188,063
 *Steck-Vaughn Publishing Corp.  .......           1,200              13,500
  Steel Technologies, Inc.  ............           4,800              60,600
 *Steel of West Virginia, Inc.  ........           4,400              24,750
 *Stein Mart, Inc.  ....................          11,200             215,600
  Stepan Co.  ..........................           6,400             121,600
  Stephan Co.  .........................           1,700              21,463
  Sterling Bancorp  ....................           2,900              43,138
  Sterling Bancshares  .................           2,350              40,244
 *Sterling Electronics Corp.  ..........           2,700              38,475
 *Sterling Financial Corp. WA  .........           1,820              24,684
 *Sterling House Corp.  ................           2,500              21,250
 *Stevens Graphics Corp. Class A  ......           4,000               5,500
  Stewart Information Services Corp.  ..           2,600              54,763
  Stifel Financial Corp.  ..............           1,680              13,860
 *Stimsonite Corp.  ....................           3,600              21,375
 *Stokely USA, Inc.  ...................           6,800              12,750
  Stone & Webster, Inc.  ...............           5,200             169,650
 *Stone Energy Corp.  ..................           5,900             136,438
 *Strategic Distribution, Inc.  ........          16,192             112,332
 *Stratus Computer, Inc.  ..............           5,000             128,750
  Strawbridge & Clothier Class A  ......           4,200              69,825
 *Streamlogic Corp.  ...................           8,400              12,600
  Stride Rite Corp.  ...................          29,300             293,000
 *Strouds, Inc.  .......................           4,700              18,800
 *Structural Dynamics Research  Corp.  .           2,400              46,800

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Struthers Industries, Inc.  ..........           4,700            $  9,621
 *Stuart Entertainment, Inc.  ..........           2,700              15,188
  Student Loan Corp.  ..................           5,600             216,300
  Sturm Ruger & Co., Inc.  .............          17,000             303,875
 *Submicron Systems Corp.  .............           6,700              30,988
 *Substance Abuse Technologies,  Inc.  .          17,700              33,188
 *Successories, Inc.  ..................           2,600              18,363
 *Sudbury, Inc.  .......................           5,600              69,650
  Suffolk Bancorp  .....................           1,000              38,750
 *Sugen, Inc.  .........................           5,100              64,069
 *Sulcus Computer Corp.  ...............           5,800              12,325
  Sullivan Dental Products, Inc.  ......           5,800              76,850
  Sumitomo Bank of California  .........           6,600             169,125
 *Summa Four, Inc.  ....................           2,500              22,344
 *Summit Care Corp.  ...................           2,700              39,825
 *Summit Technology, Inc.  .............          12,300              64,191
 *Summitt Medical Systems, Inc.  .......           3,600              29,700
 *Sun Coast Plastics, Inc.  ............           1,600               5,600
 *Sun Healthcare Group, Inc.  ..........          17,100             213,750
 *Sun Sportswear, Inc.  ................           2,300               4,744
  Sun Television and Appliances, Inc.  .          10,400              27,300
 *Sunair Electronics, Inc.  ............           3,000               6,563
 *Sunbelt Nursery Group, Inc.  .........           2,600               3,900
 *Sundance Homes, Inc.  ................           4,300              12,900
 *Sunglass Hut International, Inc.  ....           9,500              68,875
 *Sunrise Medical, Inc.  ...............           7,700             110,688
 *Sunrise Resources, Inc.  .............           2,900              12,506
 *Sunshine Mining and Refining Co.  ....           3,000               3,375
 *Superconductor Technologies, Inc.  ...           2,400              10,500
  Superior Surgical Manufacturing  Co.,
   Inc. ................................           9,900             127,463
 *Supertex, Inc.  ......................          28,100             528,631
 *Suprema Specialties, Inc.  ...........           1,000               4,938
 *Supreme Industries, Inc.  ............           3,630              19,058
 *Supreme International Corp.  .........           1,700              27,200
 *Surety Capital Corp.  ................           1,800               7,763
 *Surgical Laser Technologies, Inc.  ...           4,900               6,431
  Susquehanna Bancshares, Inc.  ........           5,175             183,066
 *Swift Energy Corp.  ..................           6,820             215,683
 *Swift Transportation, Inc.  ..........           9,500             228,594
 *Swing-n-Slide Corp.  .................           1,936               6,292
 *Swisher International, Inc.  .........             700               4,638
 *Swiss Army Brands, Inc.  .............           4,800              67,200
 *Sybron Chemicals, Inc.  ..............           1,100              17,600
 *Sylvan Foods Holdings, Inc.  .........           2,500              31,406
 *Sylvan Learning Systems, Inc.  .......           2,250              59,203
 *Symantec Corp.  ......................          20,800             312,000
 *Symix Systems, Inc.  .................           2,000              15,375
 *Symmetricom, Inc.  ...................           6,200             117,413
 *Syms Corp.  ..........................           9,900              86,625
  Synalloy Corp. DE  ...................          14,400             235,800
 *Synbiotics Corp.  ....................           2,300               8,338
 *Syncor International Corp. DE  .......           4,200              42,263
 *Synetic, Inc.  .......................           6,600             307,313
 *Syntellect, Inc.  ....................           6,700              33,081
 *Syquest Technology, Inc.  ............           5,000              24,688
 *Syratech Corp.  ......................           3,400             105,400
  System Software Associates, Inc.  ....          21,300             296,869
 *Systemix, Inc.  ......................           4,300              63,694
 *Systems & Computer Technology  Corp.            16,700             248,413
 *Systemsoft Corp.  ....................           8,200             150,163
 *T Cell Sciences, Inc.  ...............           9,900              18,563
 *T-HQ, Inc.  ..........................             200               1,556

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *T-Netix, Inc.  .......................           3,200            $ 42,000
 *TBC Corp.  ...........................           9,550              69,834
  TCBY Enterprises, Inc.  ..............          10,100              42,925
 *TCC Industries, Inc.  ................           1,100               1,788
 *TCI International, Inc.  .............           1,600              11,600
 *TCSI Corp.  ..........................          10,400              91,650
 *TESSCO Technologies, Inc.  ...........           1,700              62,263
 *TFC Enterprises, Inc.  ...............           4,500              10,688
 *TII Industries, Inc.  ................           3,760              23,030
  TJ International, Inc.  ..............           8,800             191,400
 *TMBR/Sharp Drilling, Inc.  ...........           1,300              12,025
  TNP Enterprises, Inc.  ...............           4,400             112,200
 *TPC Corp.  ...........................           7,200              67,500
  TR Financial Corp.  ..................           4,900             143,631
 *TRC Companies, Inc.  .................           4,600              23,000
 *TRM Copy Centers Corp.  ..............           4,000              42,250
 *TRO Learning, Inc.  ..................           2,400              48,600
 *TSF Communications Corp.  ............           2,400              60,900
  TSI, Inc. MN  ........................           6,600              68,475
 *TSR, Inc.  ...........................             400               3,750
 *TSX Corp.  ...........................           5,250              48,891
  Tab Products Co. DE  .................           2,400              18,600
 *Taco Cabana Inc.  ....................           9,200              61,525
 *Talley Industries, Inc.  .............           7,000              53,375
 *Tandy Brand Accessories, Inc.  .......           2,100              13,388
 *Tandy Crafts, Inc.  ..................           4,800              31,800
 *Tanknology Environmental, Inc.  ......           5,700              11,756
 *Target Therapeutics, Inc.  ...........           5,900             203,919
 *Targeted Genetics Corp.  .............           5,000              19,375
  Tasty Baking Co.  ....................           3,700              54,113
 *Team, Inc.  ..........................           2,800               4,375
 *Tech-Sym Corp.  ......................           2,700              78,638
  Tech/Ops Sevcon, Inc.  ...............           1,300              18,200
 *Techne Corp.  ........................           3,800              90,250
 *Technical Communications Corp.  ......           1,000               9,625
  Technitrol, Inc.  ....................           4,700             169,200
 *Technol Medical Products, Inc.  ......           7,900             106,156
  Technology Research Corp.  ...........           2,100               8,925
 *Technology Solutions Corp.  ..........           6,100             276,025
  Tejon Ranch Co.  .....................           9,100             147,875
 *Tekelec  .............................           5,800              79,025
 *Telco Systems, Inc.  .................           6,200             109,275
 *Telemundo Group, Inc. Class A  .......           3,200              91,000
  Telxon Corp.  ........................           6,400              77,200
 *Temtex Industries, Inc.  .............           1,400               4,113
 *Tencor Instruments  ..................          15,400             410,025
  Tennant Co.  .........................           4,000             100,500
 *Terex Corp.  .........................           4,500              39,938
 *Tesoro Petroleum Corp.  ..............          10,300             149,350
 *Tetra Tech, Inc.  ....................           5,312              99,932
 *Tetra Technologies, Inc.  ............           5,100             129,731
 *Texas Biotechnology Corp.  ...........          12,000              36,000
  Texas Industries, Inc.  ..............           3,900             221,813
 *Texas Meridian Resources Corp.  ......           7,200             119,700
  Texas Regional Banchshares, Inc.
   Class A .............................           2,500              85,000
 *Texfi Industries, Inc.  ..............           5,200              13,000
 *Thackeray Corp.  .....................           3,600               9,450
 *Theragenics Corp.  ...................           5,600             126,000
 *Theratech, Inc. UT  ..................          10,150             111,650
 *Theratx, Inc.  .......................          12,286             129,003
 *Thermo Ecotek Corp.  .................           6,300              99,225
 *Thermo Power Corp.  ..................           4,900              44,100
  Thermo Remediation, Inc.  ............           5,000              51,875
 *Thermo Terratech, Inc.  ..............           7,000              68,250

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Thermo Voltek Corp.  .................           3,300            $ 35,888
 *Thermwood Corp.  .....................           1,000               1,625
 *Thomas Group, Inc.  ..................           3,100              26,738
  Thomas Industries, Inc.  .............           4,000              81,000
  Thomaston Mills, Inc.  ...............           2,000              22,750
  Thor Industries, Inc.  ...............           4,000              95,500
 *Thorn Apple Valley, Inc.  ............           4,000              51,000
 *Three-Five Systems, Inc.  ............           3,100              37,588
 *Timberland Co. Class A  ..............           3,000             116,250
  Timberline Software Corp.  ...........           2,100              17,456
 *Tipperary Corp.  .....................           6,000              30,000
 *Titan Corp.  .........................           8,300              24,900
  Titan Holdings, Inc.  ................           4,920              73,800
 #Titan Wheel International, Inc.  .....           8,900             117,925
  Toastmaster, Inc.  ...................           3,000               9,000
*#Todays Man, Inc.  ....................           4,300               7,525
 *Todd Shipyards Corp.  ................           3,900              26,813
  Todd-AO Corp. Class A  ...............             220               2,338
 *Todhunter International, Inc.  .......           3,600              30,375
 *Tokheim Corp.  .......................           3,100              27,900
 *Toll Brothers, Inc.  .................          19,800             393,525
  Tompkins County Trustco, Inc.  .......             220               7,205
 *Top Source Technologies, Inc.  .......          14,200              48,813
 *Topps, Inc.  .........................          28,000             120,750
*#Tops Appliance City, Inc.  ...........           2,900               4,713
 *Toreador Royalty Corp.  ..............           1,500               4,125
  Toro Co.  ............................           4,700             167,438
*#Toronto-Dominion Bank  ...............           3,841             102,267
  Tower Air, Inc.  .....................           9,000              27,281
 *Tower Automotive, Inc.  ..............           5,600             179,200
 *Toy Biz, Inc. Class A  ...............           6,700             123,950
 *Tracor, Inc.  ........................           9,800             214,988
 *Tractor Supply Co.  ..................           5,000             106,875
 *Trak Auto Corp.  .....................           3,300              54,863
  Trans Financial, Inc.  ...............           4,500              95,906
*#Trans World Airlines, Inc.  ..........          14,700             113,925
 *Trans World Entertainment Corp.  .....           4,900              39,200
 *TransNet Corp.  ......................           2,000               6,188
 *Transaction Network Services, Inc.  ..           6,900              84,956
 *Transcend Services, Inc.  ............             200               1,175
 *Transmation, Inc.  ...................           1,000              10,000
  Transmedia Network, Inc.  ............           5,650              36,725
  Transnational RE Corp. Class A  ......           2,200              55,138
  Transport Leasing International,
   Inc. ................................           1,700               8,181
  Transtechnology Corp.  ...............           3,000              58,125
 *Transwitch Corp.  ....................           6,000              36,000
 *Transworld Bancorp  ..................             250               4,438
 *Transworld Home Healthcare, Inc.  ....           5,000              60,625
 *Travel Ports of America, Inc.  .......           2,600               6,825
  Treadco, Inc.  .......................           3,000              29,063
  Tredegar Industries, Inc.  ...........           4,850             192,788
 *Tremont Corp. DE  ....................           4,600             167,325
 *Trend-Lines, Inc. Class A  ...........           3,500              17,063
  Trenwick Group, Inc.  ................           3,000             147,375
 *Tri-Lite, Inc.  ......................              29                   0
 *Triad Guaranty, Inc.  ................           2,700              80,325
 *Triad Systems Corp.  .................           8,800              73,700
  Triangle Bancorp, Inc.  ..............           4,100              65,088
 *Triangle Pacific Corp.  ..............           6,500             141,781
 *Triarc Companies, Inc. Class A  ......           7,600              85,500
 *Tricord Systems, Inc.  ...............           6,600              13,509
 *Trident Microsystems, Inc.  ..........           5,000             105,000
 *Tridex Corp.  ........................           1,500              17,813
 *Trimark Holdings, Inc.  ..............           1,700               8,713

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Trimble Navigation, Ltd.  ............           8,600            $117,713
 *Trimedyne, Inc.  .....................           5,400              18,731
 *Trinitec Systems, Inc. Class A  ......           2,900              12,144
  Trion, Inc.  .........................           2,300              10,638
 *Triple S Plastics, Inc.  .............             700               5,731
 *Tripos, Inc.  ........................           2,000              31,750
 *Triquint Semiconductor, Inc.  ........           3,200              72,000
 *Trism, Inc.  .........................           1,100               4,194
 *Tristar Corp.  .......................           1,000               7,063
  True North Communications, Inc.  .....           9,500             212,563
 *Truevision, Inc.  ....................           6,500              17,266
  Trust Company of New Jersey  .........           9,900             147,263
  Trustco Bank Corp. NY  ...............          11,941             258,970
 *Tseng Laboratories, Inc.  ............           9,500              60,563
 *Tuboscope Vetco International, Inc. ..           8,000             124,000
 *Tucson Electric Power Co.  ...........          12,080             226,500
 *Tuesday Morning Corp.  ...............           3,100              67,425
 *Tultex Corp.  ........................          14,900             106,163
 *Turner Corp.  ........................           2,600              22,425
  Tuscarora Plastics, Inc.  ............           3,500              78,750
  Twin Disc, Inc.  .....................           1,100              23,788
 *Tyco Toys, Inc.  .....................          20,900             245,575
 *Tyler Corp.  .........................          10,900              17,713
  U.S. Bancorp, Inc.  ..................           2,100              85,050
 *U.S. Bioscience, Inc.  ...............          11,200             134,400
  U.S. Freightways Corp.  ..............          12,800             332,000
 *UNC, Inc.  ...........................           7,200              66,600
  UNR Industries, Inc.  ................          18,300             123,525
 *URS Corp.  ...........................           4,460              37,353
 *US Can Corp.  ........................           5,100              84,788
 *US Servis, Inc.  .....................           2,500               6,797
  US Trust Corp.  ......................           4,900             364,438
 *US Xpress Enterprises, Inc.
   Class A .............................           2,700              24,300
 *USA Truck, Inc.  .....................           1,900              16,625
 *USCI, Inc.  ..........................           5,100              24,544
 *USData Corp.  ........................           3,450              23,503
 *USMX, Inc.  ..........................           5,900               8,850
  UST Corp.  ...........................           8,200             152,725
  USX-Delhi Group  .....................           5,000              73,750
*#UTI Energy Corp.  ....................           1,000              31,125
 *Ultimate Electronics, Inc.  ..........           3,100               9,300
 *Ultra Pacific, Inc.  .................           1,700               6,906
 *Ultradata Corp.  .....................           1,000               4,875
 *Ultrak, Inc.  ........................           4,100             125,563
*#Ultralife Batteries, Inc.  ...........           4,000              38,000
 *Ultratech Stepper, Inc.  .............           8,000             182,500
 *Unapix Entertainment, Inc.  ..........           1,000               4,000
  Uni-Marts, Inc.  .....................           4,500              28,688
  Unico American Corp.  ................           3,000              27,938
  Unifirst Corp.  ......................           9,200             194,350
 *Uniflex, Inc.  .......................           1,100              10,588
  Uniforce Temporary Personnel, Inc.  ..           2,700              48,600
*#Unigene Laboratories, Inc.  ..........          15,500              33,664
 *Unimed, Inc.  ........................           3,400              22,738
 *Union Acceptance Corp. Class A  ......           1,600              30,900
 *Union Corp. DE  ......................           3,900              87,263
  Union Planters Corp.  ................           4,575             189,291
 *Union Switch & Signal, Inc.  .........           5,900              43,881
 *Uniphase Corp.  ......................           6,000             354,000
 *Unique Mobility, Inc.  ...............           4,000              15,750
 *Uniroyal Technology Corp.  ...........           6,600              18,975
 *Unit Corp.  ..........................           8,700              72,863
 *Unit Instruments, Inc.  ..............           2,100              21,131
 *United American Healthcare Corp.  ....           3,700              23,588

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
  United Bankshares, Inc. WV  ..........           5,800            $181,975
  United Carolina Bancshares Corp.  ....           9,450             378,591
 #United Cities Gas Co.  ...............           6,450             152,381
 *United Dental Care, Inc.  ............           1,500              41,438
  United Financial Corp. MN  ...........             400               7,750
 *United Foods, Inc. Class A  ..........           1,000               1,750
 *United Guardian, Inc.  ...............           1,900               3,859
  United Illuminating Co.  .............           7,100             236,963
  United Industrial Corp.  .............           5,300              31,138
  United National Bancorp  .............           1,072              37,922
 *United Retail Group, Inc.  ...........           5,500              16,500
 *United States Energy Corp.  ..........           2,600              35,588
  United States Facilities Corp.  ......           5,700             110,438
 *United States Home Corp.  ............           5,700             141,075
 *United States Homecare Corp.  ........           3,800               2,731
 *United States Long Distance Corp.  ...           7,500              66,563
 *United Stationers, Inc.  .............             222               4,690
 *United Video Satellite Group, Inc.
   Class A .............................           6,300              94,106
  United Water Resources, Inc.  ........          14,400             219,600
  United Wisconsin Services, Inc.  .....           5,000             129,375
 *Unitel Video, Inc.  ..................             600               4,950
  Unitil Corp.  ........................           1,400              27,300
  Unitog Co.  ..........................           2,900              78,663
 *Unitrode Corp.  ......................           4,600             123,625
 *Universal Electronics, Inc.  .........           2,700              15,356
  Universal Forest Products, Inc.  .....           8,700             109,838
 *Universal Hospital Services, Inc.  ...           2,900              27,188
 *Universal International, Inc.  .......           2,000               4,625
 *Universal Seismic Association, Inc.  .           1,700               7,225
 *Universal Standard Medical Labs,
   Inc. ................................           2,500               9,844
 *Uno Restaurant Corp.  ................           7,000              48,125
  Upper Peninsula Energy Corp.  ........           1,000              16,750
 *Uranuim Resources, Inc.  .............           4,000              37,000
 *Urban Outfitters, Inc.  ..............           8,700             127,238
 *Urohealth Systems, Inc. Class A  .....           1,900              16,031
*#Uromed Corp.  ........................          13,000             120,250
 *Utah Medical, Inc.  ..................           3,900              54,356
 *Utilx Corp.  .........................           2,900              10,603
 *V Band Systems, Inc.  ................           2,100               4,200
 *V Mark Software, Inc.  ...............           3,238              24,083
 *VLSI Technology, Inc.  ...............           2,200              50,600
 *VTEL Corp.  ..........................           7,200              73,800
 *VWR Scientific Products Corp.  .......           8,700             138,113
 *Valence Technology, Inc.  ............          11,800              51,256
 *Vallen Corp.  ........................           4,200              70,875
  Valley Forge Corp.  ..................             850              10,997
  Valley Resources, Inc.  ..............           2,600              30,875
  Vallicorp Holdings, Inc.  ............           5,400             109,013
  Valmont Industries, Inc.  ............           6,800             266,050
 *Value City Department Stores, Inc.  ..          17,800             226,950
  Value Line, Inc.  ....................           4,000             156,000
 *Valuevision International, Inc.
   Class A .............................          14,700              81,309
 *Vans, Inc.  ..........................           5,000              76,563
 *Varco International, Inc.  ...........          14,900             340,838
 *Vari L Co., Inc.  ....................           1,400              12,863
 *Variflex, Inc.  ......................           3,900              19,988
  Varlen Corp.  ........................           2,420              48,703
  Varsity Spirit Corp.  ................             200               3,100
 *Vaughn Communications, Inc.  .........           1,100               9,006
 *Vectra Banking Corp.  ................             800              13,600
 *Vectra Technologies, Inc.  ...........           2,700               5,738
 *Ventritex, Inc.  .....................          10,400             243,100

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Ventura County National Bancorp  .....           3,664            $ 17,862
 *Venture Stores, Inc.  ................          10,400              33,800
 *Venturian Corp.  .....................             200               1,675
 *Veritas DGC, Inc.  ...................           4,500              96,188
  Vermont Financial Services Corp.  ....           2,000              70,500
 *Vermont Teddy Bear, Inc.  ............           2,600               7,150
  Versa Technologies, Inc.  ............           2,400              33,150
 *Versar, Inc.  ........................           2,000               6,125
 *Vertex Communications Corp.  .........           2,800              48,300
  Vesta Insurance Group, Inc.  .........           4,600             148,350
 *Veterinary Centers of America, Inc.  .           7,900              83,444
 *Vical, Inc.  .........................           6,100             113,613
 *Vicorp Restaurants, Inc.  ............           3,600              50,400
 *Video Display Corp.  .................           1,200               4,575
 *Video Lottery Technologies, Inc.  ....           6,200              27,513
 *Videonics, Inc.  .....................           1,100               9,969
 *Vie de France Corp.  .................           8,300              17,119
 *Viewlogic Systems, Inc.  .............           8,100              80,494
  Vintage Petroleum, Inc.  .............           9,500             318,250
  Virco Manufacturing Corp.  ...........           1,610              26,565
  Virginia Beach Federal Financial
   Corp. ...............................           2,000              18,375
  Virginia First Financial Corp.  ......             400               5,500
 *Vision Sciences, Inc.  ...............           5,100               7,331
*#Visx, Inc. DE  .......................           7,400             175,288
  Vital Signs, Inc.  ...................           5,200             114,725
 *Vitalink Pharmacy Services, Inc.  ....           8,300             182,600
 *Vitesse Semiconductor, Inc.  .........           2,200             104,913
 *Vitronics Corp.  .....................           3,000               3,563
*#Vivus, Inc.  .........................           5,400             184,613
 *Volt Information Sciences, Inc.  .....           2,000              71,500
 *Volunteer Capital Corp.  .............           1,800              15,075
  Vulcan International Corp.  ..........             700              20,869
  WCI Steel, Inc.  .....................          11,600             116,000
  WD-40 Co.  ...........................           3,000             155,250
 *WFS Financial, Inc.  .................          12,800             292,800
 *WHX Corp.  ...........................          16,000             150,000
  WICOR, Inc.  .........................           8,500             309,188
  WLR Foods, Inc.  .....................           8,700             110,925
 *WMS Industries, Inc.  ................           9,600             242,400
 *WPI Group, Inc.  .....................           2,300              18,544
  Wabash National Corp.  ...............          11,600             204,450
  Wackenhut Corp. Class A  .............           1,600              26,800
  Wackenhut Corp. Class B
   Non-Voting ..........................           4,100              57,400
 *Wackenhut Corrections Corp.  .........           5,000              86,250
 *Wainoco Oil Corp.  ...................          14,900              52,150
  Walbro Corp.  ........................           6,000             119,250
  Walden Bancorp, Inc.  ................           3,600             124,425
 *Walker Interactive Systems, Inc.  ....           5,200              80,275
 *Wall Data, Inc.  .....................           3,700              55,963
 *Wall Street Deli, Inc.  ..............           1,500               8,156
  Walshire Assurance Co.  ..............           2,155              30,035
 *Wandel & Goltermann
   Technologies, Inc. ..................           2,100              43,838
 *Warrantech Corp.  ....................           6,500              93,031
  Warren Bancorp, Inc.  ................           1,400              21,000
  Washington Energy Co.  ...............           9,400             180,950
 *Washington Homes, Inc.  ..............           4,400              19,800
  Washington National Corp.  ...........           4,900             136,588
  Washington Savings Bank FSB Waldorf,
   MD ..................................           1,700               8,075
 *Washington Scientific Industries,
   Inc. ................................           1,000               2,875
  Waters Instruments, Inc.  ............             200                 938

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
  Watkins-Johnson Co.  .................           3,300            $ 85,800
  Watsco, Inc. Class A  ................           4,350             109,838
  Watsco, Inc. Class B  ................             900              22,500
  Watts Industries, Inc. Class A  ......          11,000             240,625
 *Wave Technologies International,
   Inc. ................................           1,600               9,400
 *Waxman Industries, Inc.  .............           4,800              21,000
  Webb (Del) Corp.  ....................           6,700             113,063
  Webster Financial Corp.  .............           3,184             119,400
 *Weirton Steel Corp.  .................          16,700              43,838
 *Welcome Home, Inc.  ..................           1,000                 875
 *Wellcare Management Group, Inc.  .....           1,900              16,625
  Wellman, Inc.  .......................             600               9,675
 *Wells-Gardner Electronics Corp.  .....           2,400               9,600
  Werner Enterprises, Inc.  ............           8,750             141,094
  Wesbanco, Inc.  ......................           2,500              75,313
  West Coast Bancorp  ..................           1,862              32,585
 *West Marine, Inc.  ...................           8,100             275,400
  West, Inc.  ..........................           6,400             183,200
  Westamerica Bancorporation  ..........           3,800             218,975
 *Westbridge Capital Corp.  ............           1,100               8,938
  Westco Bancorp, Inc.  ................           1,200              26,100
  Westcorp, Inc.  ......................          10,296             243,243
  Westerfed Financial Corp.  ...........           1,400              25,900
 *Western Beef, Inc.  ..................           2,700              28,350
  Western Gas Resources, Inc.  .........          10,300             194,413
 *Western Micro Technology, Inc.  ......           1,700              17,638
 *Western Water Co.  ...................           3,600              63,000
 *Westmoreland Coal Co.  ...............           3,800               9,500
 *Weston (Roy F.), Inc. Class A  .......           3,000              11,250
 *Westwood One, Inc.  ..................          15,400             256,025
 *Wet Seal, Inc. Class A  ..............           3,900              88,238
 *Whitehall Corp.  .....................           1,600              63,000
 *Whitman Education Group, Inc.  .......           8,200              54,325
  Whitney Holdings Corp.  ..............           8,300             292,575
 *Whittaker Corp.  .....................           5,400              75,600
 *Whole Foods Market, Inc.  ............           9,700             218,856
 *Wholesome & Hearty Foods, Inc.  ......           4,100              27,675
 *Wickes Lumber Co.  ...................           2,500               8,906
  Wiley (John) & Sons, Inc. Class A  ...             400              11,800
 *Williams Clayton Energy, Inc.  .......           2,900              47,306
 *Williams Controls, Inc.  .............           6,900              17,358
 *Williams-Sonoma, Inc.  ...............           7,625             265,922
  Wilshire Oil Co. of Texas  ...........           3,975              21,366
 *Wind River Systems, Inc.  ............             600              29,663
  Windmere Corp.  ......................           6,800              97,750
  Winnebago Industries, Inc.  ..........          13,200              99,000
 *Winstar Communications, Inc.  ........          14,400             299,700
  Winthrop Resources Corp.  ............           4,600             132,825
  Wireless Telecom Group, Inc.  ........           6,900              69,000
  Wiser Oil Co.  .......................           3,600              62,550
  Wolohan Lumber Co.  ..................           2,800              35,525
 *Wolverine Tube, Inc.  ................           7,500             279,375
  Wolverine World Wide, Inc.  ..........           4,962             133,354
 *Wonderware Corp.  ....................           8,000              75,500
  Woodhead Industries, Inc.  ...........           5,200              67,275
 *World Acceptance Corp.  ..............          12,300              80,719
  World Fuel Services Corp.  ...........           4,704              89,964
 *Worldcorp, Inc.  .....................          12,200              57,950
 *Worldtex, Inc.  ......................           5,700              47,025
  Worthington Foods, Inc.  .............           1,375              35,406
  Wyle Laboratories, Inc.  .............           7,500             270,000
 *Wyman-Gordon Co.  ....................           1,000              21,375
  Wynns International, Inc.  ...........           7,125             207,516
  X-Rite, Inc.  ........................           8,400             156,975

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Xicor, Inc.  .........................           9,400            $   89,888
 *Xircom, Inc.  ........................           7,800               156,488
*#Xoma Corp.  ..........................          16,700                65,234
 *Xpedite Systems, Inc.  ...............           3,400                62,900
 *Xytronyx, Inc.  ......................           3,200                 5,200
  Yankee Energy Systems, Inc.  .........           4,700               103,400
 *Yellow Corp.  ........................          14,100               213,263
 *Yes Entertainment Corp.  .............           5,600                57,050
  York Financial Corp.  ................           3,201                53,617
 *York Research Corp.  .................           7,000                66,938
 *Young Broadcasting, Inc. Class A  ....           2,000                60,250
*#Youth Services International, Inc.  ..           3,000                38,438
 *Zale Corp.  ..........................          10,900               216,638
 *Zaring Homes, Inc.  ..................           1,500                16,313
 *Zebra Technologies Corp. Class A  ....           5,400               139,725
 *Zemex Corp.  .........................           3,598                31,033
 *Zenith Electronics Corp.  ............          20,300               268,975
  Zenith National Insurance Corp.  .....           8,500               233,750
  Zero Corp.  ..........................           4,800                94,200
 *Zilog, Inc.  .........................          11,000               246,125
 *Zing Technologies, Inc.  .............           1,500                13,781
 *Zitel Corp.  .........................           8,600               194,038
 *Zoll Medical Corp.  ..................           2,400                30,450
*#Zoltek Companies, Inc.  ..............           6,300               223,256
  Zurn Industries, Inc.  ...............           6,200               177,475
 *Zycad Corp.  .........................           7,900                14,319
 *Zygo Corp.  ..........................           1,950                76,538
 *Zytec Corp.  .........................           3,600                39,375
                                                                  ------------
TOTAL COMMON STOCKS
  (Cost $217,001,982) ..................                           266,305,219
PREFERRED STOCKS - (0.0%)                                         ============
 *Alliance Gaming Corp.
   15% Non-Voting Senior Class B .......             148                13,979
  Fedders Corp. Convertible  ...........           4,800                28,200
  Phoenix Duff & Phelps Corp.
   Class A .............................             770                19,346
TOTAL PREFERRED STOCKS                                            ------------
  (Cost $53,092) .......................                                61,525
RIGHTS/WARRANTS - (0.0%)                                          ------------
 *American Satellite Network, Inc.
   Warrants 06/30/99 ...................           2,525                     0
 *Amvestors Financial Corp. Warrants
   Class A 04/02/02 ....................             391                 1,955
 *Aquila Biopharmaceuticals Inc.
   Rights 12/03/96 .....................           1,130                    11
 *CSF Holdings, Inc. Litigation Rights
   12/30/99 ............................           3,250                     0

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                   Shares             Value+
                                                  --------          ----------
 *Krug International Corp. Warrants
   01/31/98 ............................             169          $         63
 *Metrocall, Inc. Rights 11/15/97  .....           2,864                     0
 *Millicom, Inc. Contingent Value
   Rights ..............................          10,100                     0
 *Morrison Knudsen Corp. Warrants
   03/11/03 ............................           1,328                 6,306
 *Statesman Group, Inc. Contingent
   Payment Rights ......................           9,765                     0
                                                                  ------------
TOTAL RIGHTS/WARRANTS
  (Cost $7,478) ........................                                 8,335
                                                                  ------------
                                                   Face
                                                  Amount
                                                  ------
                                                  (000)
TEMPORARY CASH INVESTMENTS - (0.6%)
  Repurchase Agreement, PNC Secu rities
  Corp. 5.45%, 12/02/96 (Col lateralized
  by U.S. Treasury Bills  4.93%,
  01/16/97) (Cost  $1,723,000) .........          $1,723          1,723,000
                                                               ------------
TOTAL INVESTMENTS - (99.9%) (Cost
  $218,785,552) ........................                        268,098,079
                                                               ------------
OTHER ASSETS AND LIABILITIES - (0.1%)
 Other Assets  .........................                            438,298
 Payable for Investment Securities
   Purchased ...........................                            (11,750)
 Payable for Fund Shares  Redeemed  ....                            (59,598)
 Other Liabilities  ....................                            (63,705)
                                                               ------------
                                                                    303,245
                                                               ------------
NET ASSETS - (100.0%) Applicable to
  21,373,173 Outstanding $.01 Par Value
  Shares (Unlimited Number of Shares
  Authorized) ..........................                       $268,401,324
                                                               ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE ...........                       $      12.56
                                                               ============
------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

                See accompanying Notes to Financial Statements.

                           STATEMENT OF NET ASSETS
                        THE U.S. LARGE COMPANY SERIES

                              NOVEMBER 30, 1996
                                               Shares                Value+
                                               ------                ------
COMMON STOCKS - (99.5%)
 #AMP, Inc.  .......................           17,704            $  677,178
 *AMR Corp.  .......................            7,400               675,250
  AON Corp.  .......................            8,750               532,656
  AT & T Corp.  ....................          130,139             5,107,956
 #Abbott Laboratories  .............           63,000             3,512,250
*#Advanced Micro Devices, Inc.  ....           10,900               264,325
  Aetna, Inc.  .....................           12,137               875,381
  Ahmanson (H.F.) & Co.  ...........            8,700               287,100
  Air Products & Chemicals, Inc.  ..            9,000               625,500
 *Airtouch Communications, Inc.  ...           40,300             1,032,688
  Alberto-Culver Co. Class B  ......            2,300               109,250
  Albertson's Inc.  ................           20,400               711,450
  Alcan Aluminum, Ltd.  ............           18,200               641,550
  Alco Standard Corp.  .............           10,500               543,375
  Alexander & Alexander Services,
   Inc. ............................            3,700                53,650
  Allegheny Teledyne, Inc.  ........           14,000               327,250
  Allergan, Inc.  ..................            5,300               170,263
  AlliedSignal, Inc.  ..............           22,800             1,670,100
  Allstate Corp.  ..................           35,927             2,164,602
  Alltel Corp.  ....................           15,300               487,688
  Aluminium Co. of America  ........           14,100               897,113
 *Alza Corp.  ......................            6,800               192,100
 *Amdahl Corp.  ....................            9,800               116,375
  Amerada Hess Corp.  ..............            7,500               441,563
  American Brands, Inc.  ...........           13,800               658,950
  American Electric Power Co., Inc.            15,100               626,650
 #American Express Co.  ............           38,300             2,001,175
  American General Corp.  ..........           16,500               678,563
  American Greetings Corp. Class A              6,000               169,875
  American Home Products Corp.  ....           51,300             3,296,025
  American International Group,
   Inc. ............................           37,862             4,354,130
  American Stores Co.  .............           11,800               470,525
  Ameritech Corp.  .................           44,400             2,614,050
 *Amgen, Inc.  .....................           21,300             1,299,300
  Amoco Corp.  .....................           40,200             3,120,525
 *Andrew Corp.  ....................            4,862               282,300
  Anheuser-Busch Companies, Inc.  ..           40,100             1,699,238
*#Apple Computer, Inc.  ............           10,100               244,925
 *Applied Materials, Inc.  .........           14,500               554,625
  Archer-Daniels Midland Co.  ......           44,078               969,716
 *Armco, Inc.  .....................            8,600                38,700
  Armstrong World Industries, Inc.              3,000               225,750
  Asarco, Inc.  ....................            3,450                94,013
  Ashland, Inc.  ...................            5,200               249,600
  Atlantic Richfield Co.  ..........           13,000             1,808,625
  Autodesk, Inc.  ..................            3,700               103,138
  Automatic Data Processing, Inc.  .           23,400             1,003,275
  Avery Dennison Corp.  ............            4,300               303,688
  Avon Products, Inc.  .............           10,700               596,525
  Baker Hughes, Inc.  ..............           11,700               428,513
  Ball Corp.  ......................            2,500                61,250
 *Bally Entertainment Corp.  .......            4,200               122,325
  Baltimore Gas & Electric Co.  ....           11,950               333,106
  Banc One Corp.  ..................           35,111             1,672,161
  Bank of Boston Corp.  ............           12,300               859,463
  Bank of New York Co., Inc.  ......           31,100             1,115,713
  BankAmerica Corp.  ...............           29,068             2,994,004
  Bankers Trust New York Corp.  ....            6,500               565,500

                                               Shares                 Value+
                                               ------                 ------
  Bard (C.R.), Inc.  ...............            4,600            $   128,800
  Barnett Banks, Inc.  .............           15,600                686,400
 #Barrick Gold Corp.  ..............           28,800                864,000
  Battle Mountain Gold Co.  ........           18,100                131,225
  Bausch & Lomb, Inc.  .............            4,600                170,775
  Baxter International, Inc.  ......           22,000                935,000
 *Bay Networks, Inc.  ..............           15,200                406,600
  Becton Dickinson & Co.  ..........           10,100                424,200
  Bell Atlantic Corp.  .............           35,300              2,219,488
  Bellsouth Corp.  .................           80,300              3,242,113
  Bemis Co., Inc.  .................            4,300                153,188
  Beneficial Corp.  ................            4,300                267,138
*#Bethlehem Steel Corp.  ...........            9,000                 81,000
 *Beverly Enterprises  .............            8,000                106,000
  Biomet, Inc.  ....................            9,300                154,031
  Black & Decker Corp.  ............            7,100                268,913
 #Block (H.&R.), Inc.  .............            8,400                245,700
  Boatmen's Bancshares, Inc.  ......           12,600                841,050
  Boeing Co.  ......................           28,100              2,792,438
  Boise Cascade Corp.  .............            3,900                120,900
 *Boston Scientific Corp.  .........           14,300                834,763
  Briggs & Stratton Corp.  .........            2,400                 99,300
  Bristol Myers Squibb Co.  ........           40,500              4,606,875
  Brown-Forman Corp. Class B  ......            5,600                260,400
  Browning-Ferris Industries, Inc.             17,100                459,563
  Brunswick Corp.  .................            7,900                201,450
  Burlington Northern Santa Fe
   Corp. ............................          12,337              1,108,788
  Burlington Resources, Inc.  ......           10,100                535,300
  CIGNA Corp.  .....................            6,100                862,388
  CPC International, Inc.  .........           11,700                974,025
  CSX Corp.  .......................           17,100                799,425
 *CUC International, Inc.  .........           31,750                837,406
  CVS Corp.  .......................            8,600                353,675
*#Cabletron Systems, Inc.  .........           12,200                492,575
  Caliber Systems, Inc.  ...........            3,200                 62,000
  Campbell Soup Co.  ...............           18,900              1,561,613
 #Carolina Power & Light Co.  ......           12,300                450,488
  Case Corp.  ......................            5,900                309,750
  Caterpillar, Inc.  ...............           15,600              1,234,350
  Centex Corp.  ....................            2,300                 82,800
 #Central & South West Corp.  ......           16,900                452,075
 *Ceridian Corp.  ..................            5,500                264,688
  Champion International Corp.  ....            7,700                331,100
 *Charming Shoppes, Inc.  ..........            8,400                 42,525
  Chase Manhattan Corp.  ...........           35,296              3,335,472
  Chevron Corp.  ...................           52,700              3,530,900
  Chrysler Corp.  ..................           58,900              2,090,950
  Chubb Corp.  .....................           14,100                764,925
  Cincinnati Milacron, Inc.  .......            3,200                 66,400
  Cinergy Corp.  ...................           12,693                425,216
 #Circuit City Stores, Inc.  .......            7,900                263,663
*#Cisco Sytems, Inc.  ..............           52,300              3,553,131
  Citicorp  ........................           38,800              4,238,900
  Clorox Co.  ......................            4,200                437,850
  Coastal Corp.  ...................            8,550                411,469
  Coca-Cola Co.  ...................          201,200             10,286,332
 *Cognizant Corp.  .................           13,700                472,650
  Colgate-Palmolive Co.  ...........           11,900              1,102,238
  Columbia Gas System, Inc.  .......            4,500                290,813
  Columbia/HCA Healthcare Corp.  ...           54,182              2,167,280

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                               Shares                Value+
                                               ------                ------
  Comcast Corp. Class A Special  ...           26,350            $  443,009
  Comerica, Inc.  ..................            9,300               544,050
 *Community Psychiatric Centers  ...                6                    54
*#Compaq Computer Corp.  ...........           21,800             1,727,650
  Computer Associates
   International,  Inc. ............           29,375             1,931,406
 *Computer Sciences Corp.  .........            6,100               479,613
  Conagra, Inc.  ...................           19,650             1,043,906
 #Conrail, Inc.  ...................            6,300               612,675
  Consolidated Edison Co. of
   New York, Inc. ..................           19,000               551,000
  Consolidated Freightways, Inc.  ..            3,600                86,850
  Consolidated Natural Gas Co.  ....            7,700               439,863
  Cooper Industries, Inc.  .........            8,700               361,050
  Cooper Tire & Rubber Co.  ........            6,800               139,400
  Coors (Adolph) Co. Class B  ......            3,100                61,225
  Corestates Financial Corp.  ......           18,000               969,750
  Corning, Inc.  ...................           18,600               753,300
  Crane Co.  .......................            2,400               112,200
  Crown Cork & Seal Co., Inc.  .....           10,300               545,900
  Cummins Engine Co., Inc.  ........            3,200               144,800
 #Cyprus Amax Minerals Co., Inc.  ..            7,550               186,863
 *DSC Communications Corp.  ........            9,400               169,788
  DTE Energy Co.  ..................           11,700               374,400
  Dana Corp.  ......................            8,200               255,225
  Darden Restaurants, Inc.  ........           12,700               109,538
 *Data General Corp.  ..............            3,200                46,800
  Dayton-Hudson Corp.  .............           17,400               676,425
  Dean Witter, Discover & Co.  .....           13,277               907,815
  Deere & Co.  .....................           20,800               928,200
 *Dell Computer Corp.  .............            7,300               742,319
  Delta Air Lines, Inc.  ...........            6,400               481,600
  Deluxe Corp.  ....................            6,700               207,700
*#Digital Equipment Corp.  .........           12,600               463,050
  Dillard Department Stores, Inc.
   Class A .........................            9,200               281,750
  Disney (Walt) Co.  ...............           54,800             4,041,500
  Dominion Resources, Inc. VA  .....           14,400               549,000
  Donnelley (R.R.) & Sons Co.  .....           12,400               415,400
  Dover Corp.  .....................            9,200               491,050
  Dow Chemical Co.  ................           19,800             1,658,250
  Dow Jones & Co., Inc.  ...........            7,800               271,050
  Dresser Industries, Inc.  ........           14,400               471,600
  DuPont (E.I.) de Nemours & Co.  ..           45,300             4,269,525
  Duke Power Co.  ..................           16,400               760,550
  Dun & Bradstreet Corp.  ..........           13,700               309,963
  E G & G, Inc.  ...................            3,800                69,350
 *EMC Corp. MA  ....................           18,700               603,075
  Eastern Enterprises  .............            1,700                63,750
  Eastman Chemical Co.  ............            6,350               362,744
  Eastman Kodak Co.  ...............           27,200             2,203,200
  Eaton Corp.  .....................            6,300               436,275
  Echlin, Inc.  ....................            5,000               168,125
  Echo Bay Mines, Ltd.  ............           11,200                69,300
  Ecolab, Inc.  ....................            5,200               202,150
  Edison International  ............           35,400               703,575
  Emerson Electric Co.  ............           18,100             1,776,063
  Engelhard Corp.  .................           11,574               225,693
  Enron Corp.  .....................           20,500               937,875
  Enserch Corp.  ...................            5,600               130,900
  Entergy Corp.  ...................           18,400               499,100
  Exxon Corp.  .....................          100,200             9,481,425
 *FMC Corp.  .......................            3,100               239,475
  FPL Group, Inc.  .................           14,800               682,650
 *Federal Express Corp.  ...........            9,200               407,100
                                               Shares                 Value+
                                               ------                 ------
  Federal Home Loan Mortgage  Corp.            14,400            $ 1,645,200
  Federal National Mortgage
   Association .....................           88,200              3,638,250
*#Federated Department Stores, Inc.            16,800                573,300
  Fifth Third Bancorp  .............            8,600                604,150
  First Bank System, Inc.  .........           11,400                830,775
  First Chicago NBD Corp.  .........           25,593              1,503,589
  First Data Corp.  ................           36,100              1,439,488
  First Union Corp.  ...............           22,240              1,698,580
  Fleet Financial Group, Inc.  .....           21,264              1,177,494
  Fleetwood Enterprises, Inc.  .....            2,900                 88,450
  Fleming Companies, Inc.  .........            3,100                 50,763
  Fluor Corp.  .....................            6,800                462,400
  Ford Motor Co.  ..................           95,500              3,127,625
  Foster Wheeler Corp.  ............            3,250                117,406
  Freeport McMoran Copper & Gold,
   Inc. Class B ....................           15,800                497,700
 *Fruit of The Loom, Inc. Class A  .            6,200                220,875
  GPU, Inc.  .......................            9,700                326,163
  GTE Corp.  .......................           78,200              3,509,225
  Gannett Co., Inc.  ...............           11,400                894,900
  Gap, Inc.  .......................           23,200                745,300
  General Dynamics Corp.  ..........            5,100                376,125
  General Electric Co.  ............          133,300             13,863,182
 *General Instrument Corp.  ........           11,080                245,145
  General Mills, Inc.  .............           12,800                812,800
  General Motors Corp.  ............           61,100              3,520,888
  General RE Corp.  ................            6,700              1,130,625
  General Signal Corp.  ............            4,000                172,500
  Genuine Parts Co.  ...............            9,750                438,750
  Georgia-Pacific Corp.  ...........            7,400                538,350
  Giant Food, Inc. Class A  ........            4,800                162,000
  Giddings & Lewis, Inc.  ..........            2,850                 33,131
  Gillette Co.  ....................           36,000              2,655,000
  Golden West Financial Corp.  .....            4,700                317,250
  Goodrich (B.F.) Co.  .............            4,400                197,450
  Goodyear Tire & Rubber Co.  ......           12,500                606,250
 *Grace (W.R.) and Co.  ............            7,100                375,413
  Grainger (W.W.), Inc.  ...........            4,100                325,950
  Great Atlantic & Pacific Tea Co.,
   Inc. ............................            3,100                101,525
  Great Lakes Chemical Corp.  ......            5,200                278,850
  Great Western Financial Corp.  ...           11,100                345,488
  Green Tree Financial Corp.  ......           11,100                464,813
 *HFS, Inc.  .......................           10,000                647,500
  Halliburton Co.  .................           10,100                608,525
  Harcourt General, Inc.  ..........            5,923                323,544
  Harland (John H.) Co.  ...........            2,550                 78,731
  Harnischfeger Industries, Inc.  ..            3,876                171,998
 *Harrahs Entertainment, Inc.  .....            8,300                147,325
  Harris Corp.  ....................            3,200                219,200
  Hasbro, Inc.  ....................            6,950                285,819
  Heinz (H.J.) Co.  ................           29,850              1,130,569
  Helmerich & Payne, Inc.  .........            2,000                107,500
  Hercules, Inc.  ..................            8,600                417,100
  Hershey Foods Corp.  .............           12,500                623,438
  Hewlett-Packard Co.  .............           82,600              4,450,075
  Hilton Hotels Corp.  .............           15,800                462,150
  Home Depot, Inc.  ................           38,748              2,019,740
  Homestake Mining Co.  ............           11,800                178,475
  Honeywell, Inc.  .................           10,200                699,975
  Household International, Inc.  ...            7,800                739,050
  Houston Industries, Inc.  ........           20,100                442,200
 *Humana, Inc.  ....................           13,200                249,150

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                               Shares                Value+
                                              -------                ------
 *ITT Corp.  .......................            9,500            $  438,188
  ITT Hartford Group, Inc.  ........            9,500               649,563
  ITT Industries, Inc.  ............            9,500               222,063
  Illinois Tool Works, Inc.  .......            9,900               848,925
  Inco, Ltd.  ......................           13,600               474,300
  Ingersoll-Rand Co.  ..............            8,800               409,200
  Inland Steel Industries, Inc.  ...            3,900                72,638
  Intel Corp.  .....................           66,400             8,420,333
 *Intergraph Corp.  ................            3,800                34,438
  International Business Machines
   Corp. ...........................           42,600             6,789,375
  International Flavors &
   Fragrances,  Inc. ...............            8,900               404,950
  International Paper Co.  .........           24,200             1,028,500
  Interpublic Group of Companies,
   Inc. ............................            6,600               326,700
 #James River Corp. of Virginia  ...            6,900               220,800
  Jefferson-Pilot Corp.  ...........            5,750               334,938
  Johnson & Johnson  ...............          107,500             5,710,938
  Johnson Controls, Inc.  ..........            3,400               263,500
  Jostens, Inc.  ...................            3,200                68,000
 *K Mart Corp.  ....................           39,300               437,213
  Kaufman & Broad Home Corp.  ......            3,200                41,200
 #Kellogg Co.  .....................           17,100             1,160,663
  Kerr-McGee Corp.  ................            4,000               280,000
  Keycorp  .........................           18,600               974,175
  Kimberly Clark Corp.  ............           22,742             2,223,031
 *King World Productions, Inc.  ....            3,100               118,188
  Knight Ridder, Inc.  .............            7,700               323,400
*#Kroger Co.  ......................           10,100               465,863
 *LSI Logic Corp.  .................           10,400               313,300
  Laidlaw, Inc. Class B Non-Voting             25,300               309,925
  Lilly (Eli) & Co.  ...............           44,200             3,381,300
  Limited, Inc.  ...................           21,800               392,400
  Lincoln National Corp.  ..........            8,400               452,550
  Liz Claiborne, Inc.  .............            5,900               250,013
  Lockheed Martin Corp.  ...........           16,157             1,464,228
  Loews Corp.  .....................            9,300               862,575
  Longs Drug Stores Corp.  .........            1,700                85,213
  Louisiana Land & Exploration Co.              2,800               167,300
  Louisiana-Pacific Corp.  .........            8,800               199,100
  Lowe's Companies, Inc.  ..........           13,900               564,688
  Luby's Cafeterias, Inc.  .........            1,950                42,900
*#Lucent Technologies, Inc.  .......           51,390             2,633,738
  MBNA Corp.  ......................           17,925               723,722
  MCI Communications Corp.  ........           55,600             1,699,275
  MGIC Investment Corp.  ...........            4,800               359,400
  Mallinckrodt, Inc.  ..............            6,000               264,000
  Manor Care, Inc.  ................            5,100               128,775
  Marriott International, Inc.  ....           10,300               574,225
  Marsh & McLennan Companies,  Inc.             5,800               657,575
  Masco Corp.  .....................           13,000               474,500
  Mattel, Inc.  ....................           22,052               680,856
  May Department Stores Co.  .......           20,100               979,875
  Maytag Corp.  ....................            8,200               156,825
  McDermott International, Inc.  ...            4,400                78,100
  McDonalds Corp.  .................           56,400             2,636,700
  McDonnell Douglas Corp.  .........           17,400               920,025
  McGraw-Hill Companies, Inc.  .....            8,000               364,000
  Mead Corp.  ......................            4,300               254,775
  Medtronic, Inc.  .................           19,400             1,282,825
  Mellon Bank Corp.  ...............           10,550               762,238
  Mercantile Stores Co., Inc.  .....            3,000               150,750
 #Merck & Co., Inc.  ...............           98,200             8,150,600

                                               Shares                Value+
                                              -------                ------
  Meredith Corp.  ..................            2,200            $  113,300
  Merrill Lynch & Co., Inc.  .......           13,600             1,091,400
  Micron Technology, Inc.  .........           16,800               556,500
 *Microsoft Corp.  .................           48,300             7,580,081
  Millipore Corp.  .................            3,500               143,063
  Minnesota Mining & Manufacturing
   Co. .............................           33,800             2,830,750
  Mobil Corp.  .....................           31,800             3,847,800
  Monsanto Co.  ....................           47,300             1,880,175
  Moore Corp., Ltd.  ...............            8,100               170,100
 #Morgan (J.P.) & Co., Inc.  .......           15,000             1,415,625
  Morgan Stanley Group, Inc.  ......           12,300               739,538
  Morton International, Inc.  ......           11,500               464,313
  Motorola, Inc.  ..................           47,900             2,652,463
  Nacco Industries, Inc. Class A  ..              800                38,200
  Nalco Chemical Co.  ..............            5,500               209,688
  National City Corp.  .............           17,900               830,113
 *National Semiconductor Corp.  ....           11,200               274,400
  National Service Industries, Inc.             3,900               136,500
 #NationsBank Corp.  ...............           23,571             2,442,545
 *Navistar International Corp.  ....            6,070                57,665
  New York Times Class A  ..........            7,900               295,263
  Newell Co.  ......................           12,800               396,800
  Newmont Mining Corp.  ............            8,015               383,718
 *Niagara Mohawk Power Corp.  ......           11,700               102,375
  Nicor, Inc.  .....................            4,100               151,188
  Nike, Inc. Class B  ..............           23,200             1,319,500
  Noram Energy Corp.  ..............           11,100               172,050
  Nordstrom, Inc.  .................            6,600               287,513
  Norfolk Southern Corp.  ..........           10,200               918,000
 #Northern States Power Co. MN  ....            5,600               263,900
  Northern Telecom, Ltd.  ..........           20,800             1,367,600
  Northrop Grumman Corp.  ..........            4,700               390,688
  Norwest Corp.  ...................           29,900             1,397,825
 *Novell, Inc.  ....................           28,500               315,281
  Nucor Corp.  .....................            7,100               386,063
  Nynex Corp.  .....................           35,400             1,641,675
  Occidental Petroleum Corp.  ......           26,100               626,400
  Ohio Edison Co.  .................           12,300               282,900
  Oneok, Inc.  .....................            2,200                60,500
 *Oracle Systems Corp.  ............           52,775             2,592,572
 *Oryx Energy Co.  .................            8,500               176,375
  Owens Corning  ...................            4,200               180,075
  PECO Energy Co.  .................           17,900               456,450
  PNC Bank Corp.  ..................           27,550             1,088,225
  PP&L Resources, Inc.  ............           13,000               297,375
  PPG Industries, Inc.  ............           15,000               918,750
  Paccar, Inc.  ....................            3,160               210,930
  PacifiCorp  ......................           23,800               499,800
  Pacific Enterprises  .............            6,900               211,313
 #Pacific Gas & Electric Co.  ......           33,600               810,600
  Pacific Telesis Group  ...........           34,600             1,280,200
  Pall Corp.  ......................            9,366               244,687
  Panenergy Corp.  .................           12,200               536,800
  Parker-Hannifin Corp.  ...........            6,050               245,781
  Penney (J.C.) Co., Inc.  .........           18,100               972,875
  Pennzoil Co.  ....................            3,800               213,750
  Peoples Energy Corp.  ............            2,900               105,125
  Pep Boys - Manny, Moe & Jack  ....            5,100               186,788
  Pepsico, Inc.  ...................          126,500             3,779,188
  Perkin Elmer Corp.  ..............            3,500               215,688
  Pfizer, Inc.  ....................           51,900             4,651,538
  Pharmacia & Upjohn, Inc.  ........           40,980             1,582,853
  Phelps Dodge Corp.  ..............            5,300               384,913
  Philip Morris Companies, Inc.  ...           66,100             6,816,563

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                               Shares                Value+
                                              -------                ------
  Phillips Petroleum Co.  ..........           21,300            $  961,163
  Pioneer Hi-Bred International,
   Inc. ............................            6,700               467,325
  Pitney Bowes, Inc.  ..............           12,000               708,000
  Placer Dome, Inc.  ...............           19,400               458,325
  Polaroid Corp.  ..................            3,700               157,713
  Potlatch Corp.  ..................            2,300               101,775
  Praxair, Inc.  ...................           12,600               612,675
 *Price/Costco, Inc.  ..............           15,803               368,407
  Procter & Gamble Co.  ............           55,316             6,015,615
  Providian Corp.  .................            7,600               406,600
 #Public Service Enterprise Group,
   Inc. ............................           19,700               563,913
  Pulte Corp.  .....................            1,900                58,188
  Quaker Oats Co.  .................           10,900               429,188
  Ralston Purina Group  ............            8,600               657,900
  Raychem Corp.  ...................            3,700               315,425
  Raytheon Co.  ....................           19,100               976,488
  Reebok International, Ltd.  ......            4,500               171,000
  Republic New York Corp.  .........            4,500               397,125
  Reynolds Metals Co.  .............            5,200               309,400
  Rite Aid Corp.  ..................            6,800               269,450
  Rockwell International Corp.  ....           17,700             1,137,225
  Rohm & Haas Co.  .................            5,300               422,013
  Rowan Companies, Inc.  ...........            6,900               163,013
  Royal Dutch Petroleum Co.  .......           43,200             7,338,600
  Rubbermaid, Inc.  ................           12,100               290,400
  Russell Corp.  ...................            3,100                89,125
 *Ryans Family Steak Houses, Inc.  .            4,100                28,316
  Ryder System, Inc.  ..............            6,600               200,475
  SBC Communications, Inc.  ........           49,200             2,589,150
  Safeco Corp.  ....................           10,200               425,850
  Safety Kleen Corp.  ..............            4,700                74,613
 *Saint Jude Medical, Inc.  ........            6,550               274,281
  Saint Paul Companies, Inc.  ......            6,800               400,350
 #Salomon, Inc.  ...................            8,500               387,813
 *Santa Fe Energy Resources, Inc.  .            7,280               105,560
 *Santa Fe Pacific Corp.  ..........           10,654               122,521
  Sara Lee Corp.  ..................           39,200             1,538,600
  Schering-Plough Corp.  ...........           29,800             2,123,250
  Schlumberger, Ltd.  ..............           19,800             2,059,200
  Scientific-Atlanta, Inc.  ........            6,200                96,100
 *Seagate Technology, Inc.  ........           17,000               671,500
 #Seagram Co., Ltd.  ...............           30,200             1,234,425
  Sears, Roebuck & Co.  ............           31,600             1,572,100
  Service Corp. International  .....           19,100               575,388
  Shared Medical Systems Corp.  ....            1,900                94,050
  Sherwin-Williams Co.  ............            6,900               391,575
 *Shoney's, Inc.  ..................            3,900                32,175
  Sigma-Aldrich Corp.  .............            4,100               257,275
 *Silicon Graphics, Inc.  ..........           13,900               276,263
  Snap-On, Inc.  ...................            4,900               177,625
  Sonat, Inc.  .....................            7,000               362,250
  Southern Co.  ....................           54,400             1,210,400
  Southwest Airlines Co.  ..........           11,700               289,575
  Springs Industries, Inc. Class A              1,750                81,375
  Sprint Corp.  ....................           34,700             1,453,063
  Stanley Works  ...................            7,200               212,400
  Stone Container Corp.  ...........            8,000               123,000
  Stride Rite Corp.  ...............            4,000                40,000
  Sun Company, Inc.  ...............            6,000               150,000
 *Sun Microsystems  ................           14,820               862,339
  Suntrust Banks, Inc.  ............           18,000               913,500
  Supervalu, Inc.  .................            5,500               162,938
  Sysco Corp.  .....................           14,700               501,638
  TJX Companies, Inc.  .............            5,900               266,238

                                               Shares                Value+
                                              -------                ------
  TRW, Inc.  .......................            5,300            $  516,088
 *Tandem Computers, Inc.  ..........            9,500               129,438
  Tandy Corp.  .....................            4,815               202,832
  Tektronix, Inc.  .................            2,700               131,625
 *Tele-Communications, Inc. Class A            52,700               714,744
 *Tellabs, Inc.  ...................           14,400               575,100
  Temple-Inland, Inc.  .............            4,500               241,875
 *Tenet Healthcare Corp.  ..........           17,400               389,325
  Tenneco, Inc.  ...................           13,800               703,800
  Texaco, Inc.  ....................           21,400             2,121,275
  Texas Instruments, Inc.  .........           15,300               975,375
  Texas Utilities Co.  .............           18,100               714,950
  Textron, Inc.  ...................            6,600               629,475
  Thomas & Betts Corp.  ............            3,300               149,325
*#Three COM Corp.  .................           13,600             1,023,400
 #Time Warner, Inc.  ...............           45,960             1,872,870
  Times Mirror Co. Class A  ........            8,400               439,950
  Timken Co.  ......................            2,600               118,625
  Torchmark Corp.  .................            5,850               304,200
 *Toys 'R' Us, Inc.  ...............           22,100               762,450
  Transamerica Corp.  ..............            5,400               428,625
  Travelers Group, Inc.  ...........           51,796             2,330,822
  Tribune Co.  .....................            5,000               432,500
  Trinova Corp.  ...................            2,300                83,950
  Tupperware Corp.  ................            5,000               265,000
  Tyco International, Ltd.  ........           12,300               673,425
  UNUM Corp.  ......................            6,000               426,750
  US Bancorp  ......................           12,500               535,938
  US West, Inc.  ...................           38,500             1,203,125
 *US West, Inc. Media Group Class  .           50,400               963,900
 *USAir Group, Inc.  ...............            5,200               120,900
  USF&G Corp.  .....................            9,500               190,000
  USLIFE Corp.  ....................            2,825                87,222
  UST, Inc.  .......................           15,200               495,900
  USX-Marathon Group, Inc.  ........           23,200               530,700
  USX-US Steel Group  ..............            6,820               205,453
  Unicom Corp., Inc.  ..............           17,400               463,275
  Unilever NV  .....................           12,900             2,233,313
  Union Camp Corp.  ................            5,600               275,100
  Union Carbide Corp.  .............           10,500               484,313
  Union Electric Co.  ..............            8,200               325,950
  Union Pacific Corp.  .............           19,700             1,147,525
*#Union Pacific Resources Group,
   Inc. ............................           20,076               599,771
 *Unisys Corp.  ....................           14,000               106,750
  United Healthcare Corp.  .........           14,800               638,250
  United States Surgical Corp.  ....            5,100               204,638
  United Technologies Corp.  .......            9,800             1,374,450
  Unocal Corp.  ....................           20,000               815,000
  VF Corp.  ........................            5,200               352,950
 *Viacom, Inc. Class B  ............           28,834             1,088,484
  WMX Technologies, Inc.  ..........           39,600             1,425,600
  Wachovia Corp.  ..................           13,500               810,000
  Wal-Mart Stores, Inc.  ...........          185,200             4,722,600
  Walgreen Co.  ....................           19,900               830,825
  Warner-Lambert Co.  ..............           21,900             1,565,850
  Wells Fargo & Co.  ...............            7,599             2,162,865
  Wendy's International, Inc.  .....           10,400               222,300
 *Western Atlas, Inc.  .............            4,400               310,200
 #Westinghouse Electric Corp.  .....           34,000               637,500
  Westvaco Corp.  ..................            8,250               233,063
  Weyerhaeuser Co.  ................           16,000               736,000
  Whirlpool Corp.  .................            6,000               300,000
  Whitman Corp.  ...................            8,500               195,500
  Williamette Industries, Inc.  ....            4,500               304,875

THE U.S. LARGE COMPANY SERIES
CONTINUED


                                                                Shares                 Value+
                                                                -------                ------
  Williams Companies, Inc. ..........................            8,457            $    474,649
  Winn-Dixie Stores, Inc. ...........................           12,200                 410,225
 *Woolworth Corp. ...................................           10,700                 256,800
*#Worldcom, Inc. ....................................           31,320                 726,233
  Worthington Industries, Inc. ......................            7,375                 147,039
  Wrigley (Wm.) Jr. Co. .............................            9,400                 548,725
  Xerox Corp. .......................................           26,200               1,287,075
                                                                                --------------
TOTAL COMMON STOCKS (Cost $317,115,248) .............                              464,364,945
                                                                                --------------
                                                                 Face
                                                                Amount
                                                               --------
                                                                (000)
TEMPORARY CASH INVESTMENTS - (0.6%)
  Repurchase Agreement, PNC Securities Corp. 5.45%,
  12/02/96 (Collateralized by U.S. Treasury Bills
   4.93%, 01/16/97) (Cost $2,599,000)  ...............         $ 2,599               2,599,000
                                                                                --------------
TOTAL INVESTMENTS - (100.1%) (Cost $319,714,248) ....                              466,963,945
                                                                                --------------
OTHER ASSETS AND LIABILITIES - (-0.1%)
Other Assets ........................................                                1,553,594
Payable for Investment Securities Purchased .........                               (2,008,214)
Other Liabilities ...................................                                  (68,292)
                                                                                --------------
                                                                                      (522,912)
                                                                                --------------
NET ASSETS - (100.0%) ...............................                             $466,441,033
                                                                                ==============

------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

               See accompanying Notes to Financial Statements.

                             SCHEDULE OF INVESTMENTS

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                                NOVEMBER 30, 1996


                                                Face
                                               Amount@                Value+
                                              ---------               ------
                                               (000)
UNITED STATES -- (52.9%)
COMMERCIAL PAPER -- (42.7%)
 Barclays U.S. Funding Corp. C.P.
  5.300%, 01/10/97  ................             360             $   357,880
 Barton Capital Corp. C.P.
  5.310%, 01/10/97  ................           1,025               1,018,963
 Beta Finance, Inc. C.P.
  5.480%, 12/06/96  ................             125                 124,926
  5.300%, 02/03/97  ................             310                 306,903
 Ciesco L.P. C.P.
  5.280%, 01/14/97  ................           1,000                 993,547
 Commerzbank, N.Y. C.P.
  5.310%, 01/03/97  ................             470                 467,712
 Corporate Asset Funding Corp. C.P.
  5.400%, 12/17/96  ................             930                 927,904
 Glaxo Wellcome P.L.C. C.P.
  5.430%, 12/09/96  ................             760                 759,214
 Hahn Issuing Corp. C.P.
  5.290%, 12/10/96  ................           1,495               1,493,023
 Michelin Tire Corp. C.P.
  5.300%, 12/20/96  ................           1,230               1,226,188
 Sheffield Receivables Corp. C.P.
  5.320%, 01/17/97  ................           1,170               1,161,874
 Siemens Corp. C.P.
  5.300%, 01/07/97  ................             960                 954,749
 Stanley Works C.P.
  5.260%, 12/16/96  ................           1,070               1,067,736
 USAA Capital Corp. C.P.
  5.320%, 01/16/97  ................             460                 456,873
 Union Bank of Switzerland C.P.
  5.900%, 12/02/96  ................             790                 789,871
                                                                 -----------
TOTAL COMMERCIAL PAPER
  (Cost $12,107,551) ...............                              12,107,363
                                                                 -----------
BONDS -- (5.8%)
 Chubu Electric Power Corp., Inc.
  8.250%, 09/25/98  ................           1,000               1,040,300
 Pitney Bowes Credit Medium Term
  Notes
  6.305%, 09/23/98  ................             600                 604,877
                                                                 -----------
TOTAL BONDS (Cost $1,637,566)  .....                               1,645,177
                                                                 -----------
U.S. TREASURY OBLIGATIONS -- (3.5%)
U.S. Treasury Bills
  **5.170%, 05/01/97  ..............              15                  14,686
  **5.190%, 05/01/97  ..............              30                  29,372
  **5.210%, 05/01/97  ..............             205                 200,704
  **5.350%, 05/01/97  ..............              15                  14,686
  **5.400%, 05/01/97  ..............              15                  14,686
  **5.410%, 05/01/97  ..............              15                  14,686
  **5.420%, 05/01/97  ..............              15                  14,686
  **5.450%, 05/01/97  ..............             165                 161,542
  **5.475%, 05/01/97  ..............             510                 499,308
  **5.590%, 05/01/97  ..............              15                  14,686
                                                                 -----------

                                               Shares                Value+
                                              -------                ------

TOTAL U.S. TREASURY
  OBLIGATIONS (Cost $977,357) ......                             $   979,042
                                                                 -----------
COMMON STOCKS -- (0.9%)
 Standard & Poors Depository
  Receipt (Cost $258,136) ..........           3,500                 265,727
                                                                 -----------
TOTAL -- UNITED STATES
  (Cost $14,980,610) ...............                              14,997,309
                                                                 -----------
                                                Face
                                               Amount@
                                              ---------
                                               (000)
CANADA -- (27.0%)
BONDS -- (27.0%)
 Bayerische Landesbank
  Girozentrale
  8.375%, 11/23/98  ................           1,000                 801,261
 British Columbia (Province of)
  10.000%, 10/09/98  ...............           1,000                 820,912
 Canada (Government of)
  8.000%, 11/01/98  ................           1,000                 798,591
 General Electric Capital Corp.
  Series B & C Euro Medium Term
  Notes
  6.375%, 11/09/98  ................           1,000                 772,340
 Kellogg Co.
  6.250%, 10/12/98  ................           1,000                 770,857
 Minnesota Mining & Manufacturing
  Co.
  6.500%, 10/15/98  ................           1,000                 774,564
 Nippon Telegraph & Telephone Corp.
  7.250%, 06/25/98  ................           1,000                 778,643
 Norway (Kingdom of)
  7.250%, 10/22/98  ................           1,000                 784,205
 Ontario (Province of)
  10.625%, 07/15/98  ...............             700                 573,341
 World Bank (International Bank for
  Reconstruction and Development)
  6.250%, 10/15/98  ................           1,000                 770,855
                                                                 -----------
TOTAL BONDS (Cost $7,597,073)  .....                               7,645,569
                                                                 -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Canadian Dollars (Cost $20,471)  .                                  20,350
                                                                 -----------
TOTAL -- CANADA
  (Cost $7,617,544) ................                               7,665,919
                                                                 -----------
FRANCE -- (5.5%)
BONDS -- (5.5%)
 European Investment Bank
  6.750%, 05/14/98  ................           3,000                 598,219
 France (Republic of)
  4.500%, 10/12/98  ................           5,000                 969,833
                                                                 -----------
TOTAL BONDS (Cost $1,592,018)  .....                               1,568,052
                                                                 -----------

THE ENHANCED U.S. LARGE COMPANY SERIES
CONTINUED

                                                Face
                                               Amount@               Value+
                                              --------               ------
                                               (000)
INVESTMENT IN CURRENCY -- (0.0%)
 *French Francs (Cost ($345)  ......                              $      341
                                                                 -----------
TOTAL -- FRANCE
  (Cost $1,592,363) ................                               1,568,393
                                                                 -----------
GERMANY -- (4.8%)
BONDS -- (4.8%)
 ABN-Amro Bank N.V.
  6.250%, 06/23/98  ................            1,000                678,815
 Treuhandanstalt
  6.125%, 06/25/98  ................            1,000                675,366
                                                                 -----------
TOTAL BONDS (Cost $1,353,215)  .....                               1,354,181
                                                                 -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks (Cost $43)  .........                                      41
                                                                 -----------
TOTAL -- GERMANY
  (Cost $1,353,258) ................                               1,354,222
                                                                 -----------
NETHERLANDS -- (4.3%)
BONDS -- (4.3%)
 Netherlands (Kingdom of)
  6.250%, 07/15/98  ................            1,000               603,828
 Sara Lee Corp.
  6.500%, 05/15/98  ................            1,000               603,248
                                                                 -----------
TOTAL BONDS (Cost $1,220,278)  .....                              1,207,076
                                                                 -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Netherlands Guilder (Cost $106)  .                                    102
                                                                 -----------
TOTAL -- NETHERLANDS
  (Cost $1,220,384) ................                              1,207,178
                                                                 -----------
UNITED KINGDOM -- (3.0%)
BONDS -- (3.0%)
 KFW International Finance, Inc.
  (Cost $790,104)
  7.875%, 07/06/98  ................              500                850,754
                                                                 -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling (Cost
  $110) ............................                                     118
                                                                 -----------
TOTAL -- UNITED KINGDOM
  (Cost $790,214) ..................                                 850,872
                                                                 -----------
JAPAN -- (2.5%)
BONDS -- (2.5%)
 Deutsche Bank Finance NV
  (Cost $720,192)
  4.375%, 07/16/98  ................           75,000                697,276
                                                                 -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $24)  .........                                      23
                                                                 -----------
TOTAL -- JAPAN (Cost $720,216)  ....                                 697,299
                                                                 -----------

TOTAL INVESTMENTS -- (100%)
 (Cost $28,274,589) ................                             $28,341,192
                                                                 ===========
------
 + See Note B to Financial Statements.
 * Non-Income Producing Securities
 @ Denominated in Local Currency
** Face amount of securities pledged as margin requirement for open futures contracts.

See accompanying Notes to Financial Statements

                     STATEMENT OF ASSETS AND LIABILITIES

                    THE ENHANCED U.S. LARGE COMPANY SERIES

                              NOVEMBER 30, 1996
                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value  ...................................          $   28,341
Cash  ...................................................                  20
Receivables
     Interest  ..........................................                 238
     Investment Securities Sold  ........................                 815
     Futures Variation Margin  ..........................                  81
     Swap Contract  .....................................                 380
Unrealized Gain on Foreign Forward Currency Contracts  ..                 173
Prepaid Expenses and Other Assets  ......................                  16
                                                                   -----------
          Total Assets  .................................              30,064
                                                                   -----------
LIABILITIES:
Payable for Investment Securities Purchased  ............                 835
Payable for Fund Shares Redeemed  .......................                   7
Accrued Expenses and Other Liabilities  .................                   9
                                                                   -----------

               Total Liabilities  .......................                 851
                                                                   -----------

NET ASSETS  .............................................          $   29,213
                                                                   ===========

SHARES OUTSTANDING $.01 PAR VALUE
   (Unlimited Number of Shares Authorized) ..............           2,484,528
                                                                   ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.          $    11.76
                                                                   ===========
Investments at Cost  ....................................          $   28,275
                                                                   ===========


                 See accompanying Notes to Financial Statements

                           STATEMENT OF NET ASSETS
                       THE U.S. SMALL CAP VALUE SERIES
                              NOVEMBER 30, 1996

                                                  Shares              Value+
                                                 ---------          ----------
COMMON STOCKS - (98.7%)  ..............
  AAR Corp.  ..........................          155,400             $4,642,575
 *ACX Technologies, Inc.  .............          212,400              3,876,300
 *AEP Industries, Inc.  ...............           25,150              1,273,219
 *AG Services America, Inc.  ..........            2,900                 39,694
 *AM International, Inc.  .............           20,000                 90,000
  APL, Ltd.  ..........................           21,400                513,600
 *AST Research, Inc.  .................          353,506              1,557,636
*#Aasche Transportation Services,
   Inc. ...............................           27,200                100,300
  Abington Savings Bank MA  ...........           15,500                312,906
  Abrams Industries, Inc.  ............           10,000                 48,125
 *Abraxas Petroleum Corp.  ............           55,000                426,250
 *Accell International Corp.  .........           44,500                130,719
 *Acceptance Insurance Companies,
   Inc. ...............................           98,700              2,023,350
 *Access Beyond, Inc.  ................           30,400                243,200
  Aceto Corp.  ........................           36,740                505,175
 *Acme Metals, Inc.  ..................           77,600              1,610,200
 *Acme United Corp.  ..................            8,700                 38,063
 *Adage, Inc.  ........................           38,054                143,892
 *Adam Software, Inc.  ................            3,000                  8,438
 *Addington Resources, Inc.  ..........            3,000                 89,250
 *Adflex Solutions, Inc.  .............            7,300                 77,563
 *Advanced Logic Research, Inc.  ......           81,200                984,550
 *Advanced Marketing Services, Inc.  ..           35,500                363,875
 *Advanced Technology Labs, Inc.  .....          100,827              2,898,776
  Advantage Bancorp, Inc.  ............           25,725                826,416
 *Advest Group, Inc.  .................           57,300                601,650
 *Aequitron Medical, Inc.  ............           15,400                151,113
 *Aeroflex, Inc.  .....................           81,200                365,400
 *Aerosonic Corp. DE  .................            9,200                 31,050
 *Aerovox, Inc.  ......................           39,100                219,938
  Affiliated Community Bancorp  .......            6,800                153,425
 *Air & Water Technologies Corp.
   Class A ............................            1,200                  7,425
 *Air Methods Corp.  ..................           53,200                114,713
  Airborne Freight Corp.  .............          199,600              4,291,400
 *Airways Corp.  ......................           14,600                 54,750
 *Alamco, Inc.  .......................           31,100                357,650
*#Alaska Air Group, Inc.  .............           95,000              2,291,875
 *Alba-Waldensian, Inc.  ..............            4,700                 27,025
  Albank Financial Corp.  .............           85,080              2,786,370
 *Aldila, Inc.  .......................          115,300                518,850
  Alfa Corp.  .........................           16,900                196,463
 *Alkermes, Inc.  .....................           78,000              1,111,500
 *Alliance Semiconductor Corp.  .......           85,700                685,600
  Allied Group, Inc.  .................           33,000              1,456,125
  Allied Healthcare Products, Inc.  ...           16,800                115,500
 *Allied Holdings, Inc.  ..............           44,300                359,938
  Allied Life Financial Corp.  ........           31,600                553,000
  Allied Products Corp.  ..............           18,400                439,300
 *Allied Research Corp.  ..............           49,500                266,063
 *Allou Health & Beauty Care, Inc.
   Class A ............................           43,200                283,500
 *Allstate Financial Corp.  ...........           20,900                138,463
 *Allwaste, Inc.  .....................          264,900              1,158,938
 *Aloette Cosmetics, Inc.  ............           17,300                 50,819
 *Alpha Industries, Inc.  .............           87,200                686,700
 *Alpha Microsystems, Inc.  ...........           19,400                 32,434

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                  Shares              Value+
                                                 ---------          ----------
 *Alpha Technologies Group, Inc.  .....            3,200             $   14,800
  Alpharma, Inc. Class A  .............           35,800                456,450
  Amcast Industrial Corp.  ............           65,100              1,537,988
  Amcore Financial, Inc.  .............           37,900                852,750
 *America Services Group, Inc.  .......           18,000                194,625
 *America West Airlines, Inc. Class B            167,500              2,449,688
  American Annuity Group, Inc.  .......           49,850                660,513
  American Bank of Connecticut  .......              100                  2,925
 *American Banknote Corp.  ............          123,900                604,013
  American Biltrite, Inc.  ............           17,600                360,800
 *American Classic Voyages Co.  .......            1,100                 10,106
  American Eagle Group, Inc.  .........           75,600                302,400
 *American Ecology Corp.  .............           51,900                 53,522
 *American Exploration Co.  ...........           77,700              1,252,913
 *American Freightways Corp.  .........          472,000              4,926,500
  American Heritage Life Investment
   Corp. ..............................          124,300              2,804,519
  American Indemnity Financial Corp.  .           14,200                144,663
 *American Media, Inc. Class A  .......          106,500                612,375
  American Medical Electronics, Inc.
  (Escrow-Bonus) ......................           20,800                      0
  American Medical Electronics, Inc.
  (Escrow-Earnings) ...................           20,800                      0
 *American Mobile Satellite Corp.  ....          161,000              1,982,313
 *American Oilfield Divers, Inc.  .....           41,800                538,175
 *American Pacific Corp.  .............           65,100                447,563
 *American Physicians Services  Group,
   Inc. ...............................           19,500                117,000
  American Recreation Centers, Inc.  ..           32,800                166,050
 *American Software, Inc. Class A  ....          122,100                724,969
 *American Technical Ceramics  Corp.  .           23,800                142,800
 *American Travellers Corp.  ..........          123,600              4,356,900
  American Vanguard Corp.  ............            7,040                 49,720
 *American Waste Services, Inc.
   Class A ............................          175,300                372,513
  American Woodmark Corp.  ............           35,010                385,110
  Americana Bancorp, Inc.  ............           23,300                366,974
 *Ameriwood Industries International
   Corp. ..............................           29,900                278,444
  Ameron, Inc.  .......................           28,200              1,360,650
 *Ames Department Stores, Inc.  .......           82,900                404,138
 *Amistar Corp.  ......................           17,200                 58,050
  Ampco-Pittsburgh Corp.  .............          103,100              1,430,513
 *Amrep Corp.  ........................           74,992                365,586
 *Amresco, Inc.  ......................           10,000                216,250
 *Amtech Corp.  .......................          143,700              1,086,731
 *Amtran, Inc.  .......................          102,900                746,025
  Amvestors Financial Corp.  ..........           99,848              1,435,315
  Amwest Insurance Group, Inc.  .......           28,050                352,378
  Analogic Corp.  .....................           79,500              2,186,250
  Analysis & Technology, Inc.  ........           19,200                277,200
 *Anaren Microwave, Inc.  .............           35,800                219,275
  Anchor Bancorp Wisconsin, Inc.  .....           29,925              1,054,856
  Andover Bancorp, Inc. DE  ...........           35,760                958,815
  Angelica Corp.  .....................           85,200              1,640,100
*#Ann Taylor Stores Corp.  ............          223,400              4,523,850
 *Antec Corp.  ........................           22,000                211,750
 *Anuhco, Inc.  .......................           53,700                456,450
 *Apertus Technologies, Inc.  .........           34,900                107,972

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                  Shares              Value+
                                                 ---------          ----------
 *Apogee, Inc.  .......................           12,000             $   68,250
 *Applied Extrusion Technologies,
   Inc. ...............................           67,900                636,563
 *Applied Signal Technologies, Inc.  ..           58,900                268,731
 *Arbatax International, Inc.  ........            6,000                 40,500
 *Arch Communications Group, Inc.  ....          220,400              2,424,400
 *Arden Industrial Products, Inc.  ....           49,200                255,225
  Arkansas Best Corp.  ................          219,000              1,108,688
 *Armco, Inc.  ........................          225,000              1,012,500
 *Arrow Automotive Industries, Inc.  ..           21,600                 89,100
  Arrow Financial Corp.  ..............            5,234                125,289
 *Artistic Greetings, Inc.  ...........           40,600                190,313
  Arvin Industries, Inc.  .............          153,000              3,633,750
 *Aseco Corp.  ........................           16,500                158,813
  Ashland Coal, Inc.  .................           93,000              2,394,750
 *Astec Industries, Inc.  .............           67,100                595,513
  Astoria Financial Corp.  ............          148,000              5,568,500
  Astro-Med, Inc.  ....................           40,675                350,822
 *Astronics Corp.  ....................           20,625                 99,258
 *Astrosystems, Inc.  .................           31,600                175,775
 *Astrotech International Corp.  ......           66,000                342,375
 *Asyst Technologies, Inc.  ...........           17,200                337,550
 *Athey Products Corp.  ...............            7,140                 31,907
 *Atkinson (Guy F.) of California  ....           62,100                632,644
 *Atlantic Gulf Communities Corp.  ....          102,200                447,125
 *Atlantic Tele-Network, Inc.  ........           66,200              1,270,213
 *Atlantis Plastics, Inc.  ............           40,800                351,900
  Atrion Corp.  .......................           11,100                289,988
 *Atwood Oceanics, Inc.  ..............           38,800              2,163,100
 *Au Bon Pain, Inc. Class A  ..........           70,300                540,431
*#Audiovox Corp. Class A  .............           60,800                319,200
  Augat, Inc.  ........................          149,300              4,217,725
 *Autoinfo, Inc.  .....................           51,100                143,719
 *Autologic Information International,
   Inc. ...............................            7,100                 42,600
 *Avatar Holdings, Inc.  ..............           22,400                705,600
  Aviall, Inc.  .......................          152,500              1,505,938
 *Avondale Industries, Inc.  ..........           92,800              1,618,200
 *Aydin Corp.  ........................           51,200                460,800
 *Aztar Corp.  ........................          354,300              2,568,675
  Aztec Manufacturing Co.  ............           45,000                320,625
 *BEC Group, Inc.  ....................            8,380                 39,805
  BEI Electronics, Inc.  ..............           46,100                504,219
 *BF Enterprises, Inc.  ...............            2,300                 15,238
  BHC Financial, Inc.  ................           60,800                972,800
 *BI, Inc.  ...........................           21,100                145,063
 *BMC West Corp.  .....................           64,300                771,600
  BMJ Financial Corp.  ................            6,900                170,775
 *BPI Packaging Technologies, Inc.  ...           78,200                183,281
 *BRC Holdings, Inc.  .................           11,100                453,713
  BSB Bancorp, Inc.  ..................           69,800              1,867,150
  BT Financial Corp.  .................           26,284                988,936
 *BWAY Corp.  .........................           50,800                917,575
 *Back Bay Restaurant Group, Inc.  ....           22,600                 67,800
  Badger Meter, Inc.  .................           10,600                414,725
  Badger Paper Mills, Inc.  ...........           10,400                115,050
  Bairnco Corp.  ......................           65,500                409,375
  Baker (J.), Inc.  ...................          155,818                964,124
 *Baker (Michael) Corp.  ..............           60,800                387,600
  Baldwin & Lyons, Inc. Class B  ......            1,600                 28,700
 *Baldwin Piano & Organ Co.  ..........           27,000                347,625
 *Baldwin Technology, Inc. Class A  ...          108,100                283,763
  Ball Corp.  .........................           12,000                294,000
 *Bally Entertainment Corp.  ..........           95,400              2,778,525
 *Bally Total Fitness Holding Corp.  ..           48,175                270,984

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                  Shares              Value+
                                                 ---------          ----------
 *Baltek Corp.  .......................            4,500             $   34,313
 *BancTec, Inc.  ......................           70,357              1,398,345
 *Bancinsurance Corp.  ................           11,300                 44,494
  Bancorp Connecticut, Inc.  ..........           10,900                247,975
 *Bank United Financial Corp.
   Class A ............................           19,900                180,344
  BankAtlantic Bancorp, Inc.  .........           77,931              1,008,232
  BankAtlantic Bancorp, Inc. Class A  .           19,482                252,048
  BankNorth Group, Inc. DE  ...........           24,200                934,725
  Bankers Corp.  ......................           87,940              1,703,838
 *Banner Aerospace, Inc.  .............          157,400              1,318,225
 *Barry (R.G.) Corp.  .................           18,000                200,250
 *Basin Exploration, Inc.  ............           78,600                486,338
  Bassett Furniture Industries, Inc.  .           90,250              2,047,547
 *Bay Networks, Inc.  .................           13,631                364,629
  Bay View Capital Corp.  .............           49,000              2,033,500
 *Bayou Steel Corp. Class A  ..........           76,100                214,031
 *Be Aerospace, Inc.  .................          126,100              2,908,181
  Bearings, Inc.  .....................           17,100                472,388
 *Beazer Homes USA, Inc.  .............           76,200              1,228,725
 *Bel Fuse, Inc.  .....................           38,500                486,063
 *Belden & Blake Corp.  ...............           76,300              1,936,113
 *Bell Industries, Inc.  ..............           61,135              1,237,984
 *Bell Microproducts, Inc.  ...........           59,300                466,988
 *Bell Sports Corp.  ..................          148,500                937,406
 *Bellwethwer Exporation Co.  .........           65,600                508,400
 *Ben & Jerry's Homemade, Inc.
   Class A ............................           47,700                611,156
 *Ben Franklin Retail Stores, Inc.  ...           47,331                  4,733
 *Berlitz International, Inc.  ........           79,100              1,522,675
 *Bertuccis, Inc.  ....................           62,100                337,669
  Bindley Western Industries, Inc.  ...           77,800              1,380,950
  Binks Manufacturing Co.  ............           30,918                865,704
 *Bird Corp.  .........................           18,800                101,050
  Birmingham Steel Corp.  .............          214,500              3,780,563
 *Biscayne Apparel, Inc.  .............            2,093                  1,962
 *Black Hawk Gaming &
   Development, Inc. ..................           17,400                104,400
  Blair Corp.  ........................           77,100              1,513,088
  Blessings Corp.  ....................           20,000                196,250
 *Blowout Entertainment, Inc.  ........            7,554                 28,799
 *Bluegreen Corp.  ....................          138,398                397,894
  Bob Evans Farms, Inc.  ..............           81,700              1,072,313
 *Bombay Co., Inc.  ...................          359,100              1,705,725
 *Bon-Ton Stores, Inc.  ...............          106,900                614,675
 *Boomtown, Inc.  .....................           68,600                450,188
 *Borland International, Inc.  ........           79,800                645,881
 *Borror Corp.  .......................           41,000                184,500
  Bowl America, Inc. Class A  .........           35,000                236,250
  Bowne & Co., Inc.  ..................          112,616              2,759,092
*#Bradlees, Inc.  .....................           62,100                 62,100
 *Brauns Fashions Corp.  ..............           22,200                154,013
  Brenton Banks, Inc.  ................              715                 18,143
 *Brite Voice Systems, Inc.  ..........            2,000                 29,000
 *Brock International, Inc.  ..........           12,700                 40,481
 *Brookstone, Inc.  ...................           46,800                482,625
 *Brothers Gourmet Coffees, Inc.  .....           94,000                246,750
 *Brown & Sharpe Manufacturing Co.
   Class A ............................           50,700                728,813
  Brown Group, Inc.  ..................          147,200              2,796,800
  Brush Wellman, Inc.  ................          127,900              2,142,325
 *Buckhead America Corp.  .............            5,700                 34,913
 *Buffton Corp.  ......................           41,800                 95,356
 *Builders Transport, Inc.  ...........           42,900                128,700
 *Bull Run Corp. GA  ..................           37,900                 85,275

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                  Shares              Value+
                                                 ---------          ----------
 *Burlington Coat Factory Warehouse
   Corp. ..............................          319,300             $3,831,600
 *Burr Brown Corp.  ...................           46,200              1,195,425
 *Butler International, Inc.  .........           23,200                226,200
 *Buttrey Food & Drug Stores Co.  .....           59,600                491,700
  CFX Corp.  ..........................           50,663                759,945
  CML Group, Inc.  ....................          296,600              1,186,400
  CPB, Inc.  ..........................           33,900              1,004,288
  CPI Corp.  ..........................          100,800              1,713,600
 *CSP, Inc.  ..........................           29,200                237,250
 *CSS Industries, Inc.  ...............           17,900                431,838
  CTS Corp.  ..........................           32,100              1,271,963
  CU Bancorp  .........................           46,200                522,638
  Cabot Oil & Gas Corp. Class A  ......          109,700              1,947,175
  Cadmus Communications Corp.  ........           54,000                894,375
 *Calcomp Technology, Inc.  ...........           25,200                 71,663
*#Caldor Corp.  .......................          111,100                180,538
  California Financial Holding Corp.  .           38,830              1,130,924
 *California Microwave, Inc.  .........           28,300                424,500
  Calmat Co.  .........................          182,800              3,336,100
 *Calumet Bancorp, Inc.  ..............           18,000                605,250
 *Cambridge Soundworks, Inc.  .........           20,000                100,000
 *Campo Eletronics, Appliances &
   Computers, Inc. ....................           43,900                 65,850
 *Canandaigua Wine Co., Inc.
   Class A ............................           29,300                787,438
 *Canisco Resources, Inc.  ............            5,700                 27,788
  Cape Cod Bank & Trust Co.  ..........           11,200                263,900
 *Capital Pacific Holdings, Inc.  .....            5,000                 12,500
  Capital Re Corp.  ...................          116,100              4,455,338
  Capitol American Financial Corp.  ...          113,400              4,110,750
  Capitol Bancorp, Ltd.  ..............           31,570                509,066
  Capsure Holdings Corp.  .............          123,600              1,174,200
  Cardinal Health, Inc.  ..............           12,062              1,008,685
 *Cardinal Realty Services, Inc.  .....            5,400                112,725
 *Cardiotech International, Inc.  .....           20,172                 50,430
 *Care Group, Inc.  ...................           71,130                124,478
 *Carmike Cinemas, Inc. Class A  ......           42,400              1,155,400
  Carnegie Bancorp  ...................            5,900                116,525
  Carolina First Corp.  ...............           22,102                429,608
  Carpenter Technology Corp.  .........          117,600              4,174,800
 *Carr-Gottstein Foods Co.  ...........          100,657                364,882
 *Carson Pirie Scott & Co.  ...........           97,900              2,533,163
  Carter-Wallace, Inc.  ...............          237,800              3,715,625
 *Carver Corp. WA  ....................           12,900                 41,119
  Cash America International, Inc.  ...          200,100              1,575,788
 *Casino Magic Corp.  .................           34,600                 98,394
 *Catalina Lighting, Inc.  ............           85,700                428,500
 *Catherines Stores Corp.  ............           53,600                308,200
  Cato Corp. Class A  .................          172,700                841,913
 *Cayenne Software, Inc.  .............           52,100                229,566
 *Celadon Group, Inc.  ................          100,000              1,006,250
 *Celebrity, Inc.  ....................           42,700                144,113
 *Cell Genesys, Inc.  .................           35,500                241,844
*#Cellstar Corp.  .....................           15,200                179,550
  Cenfed Financial Corp.  .............           36,520              1,104,730
  Cenit Bancorp, Inc.  ................           13,300                525,350
 *Centennial Cellular Corp. Class A  ..          139,800              1,633,913
  Center Banks, Inc.  .................            9,300                155,194
 *Centigram Communications Corp.  .....           44,800                632,800
  Central & Southern Holding Co.  .....           14,700                144,244
  Central Co-Operative Bank
   Somerville, MA .....................           13,200                234,300
  Central Reserve Life Corp.  .........           26,600                202,825
 *Central Sprinkler Corp.  ............           29,200                543,850

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                  Shares              Value+
                                                 ---------          ----------
 *Central Tractor Farm & Country,
   Inc. ...............................           13,000             $  182,000
 *Cephalon, Inc.  .....................           48,600                850,500
 *Ceradyne, Inc.  .....................           11,100                 81,169
  Chaparral Steel Co.  ................          206,400              2,657,400
 *Charming Shoppes, Inc.  .............          516,600              2,615,288
 *Chart House Enterprises, Inc.  ......           65,500                352,063
  Charter Power Systems, Inc.  ........           12,000                322,500
 *Check Technology Corp.  .............            7,600                 66,500
 *Checkers Drive-In Restaurant, Inc.  .              100                    133
 *Chemfab Corp.  ......................           16,050                228,713
 *Chempower, Inc.  ....................            7,300                 40,606
 *Cherry Corp. Class A  ...............           48,700                541,788
 *Cherry Corp. Class B  ...............           32,500                345,313
  Chesapeake Corp.  ...................           18,800                573,400
  Chester Valley Bancorp  .............              606                 11,666
 *Chic by His, Inc.  ..................           73,200                347,700
  Chicago Rivet & Machine Co.  ........            5,900                184,375
 *Children's Discovery Centers of
   America, Inc. Class A ..............           55,800                313,875
 *Chips & Technologies, Inc.  .........            5,700                119,700
  Chittenden Corp.  ...................           30,820                780,131
 *Chock Full O' Nuts Corp.  ...........          107,323                496,369
 *Christiana Companies, Inc.  .........           60,000              1,485,000
*#Cincinnati Microwave, Inc.  .........           22,000                 18,563
 *Cinergi Pictures Entertainment, Inc.            61,700                123,400
 *Circon Corp.  .......................           26,500                428,969
 *Circuit Systems, Inc.  ..............           35,900                166,038
 *Citadel Holding Corp.  ..............           40,200                108,038
 *Citation Computer System, Inc.  .....           11,200                111,300
 *Citation Corp.  .....................           66,000                655,875
  Citfed Bancorp, Inc.  ...............           28,600              1,326,325
  Citizens Bancorp MD  ................           99,900              5,756,738
  Citizens Banking Corp.  .............           27,100                829,938
  City National Corp.  ................            6,600                136,950
 *Civic Bancorp  ......................           33,200                346,525
 *Clean Harbors, Inc.  ................           66,000                148,500
  Cleveland Cliffs, Inc.  .............          131,300              5,810,025
 *Cliffs Drilling Co.  ................           28,210              1,459,868
 *Coast Distribution System  ..........           37,600                148,050
 *Coast Savings Financial, Inc.  ......          121,000              4,295,500
  Coastal Bancorp, Inc.  ..............           35,200                866,800
 *Coastal Physician Group, Inc.  ......          161,000                603,750
 *Cobra Electronic Corp.  .............           42,400                132,500
  Coca Cola Bottling Co.
   Consolidated .......................            9,700                447,413
 *Code Alarm, Inc.  ...................           23,200                 89,900
  Coeur d'Alene Mines Corp. ID  .......           54,500                797,063
 *Coherent, Inc.  .....................           36,800              1,584,700
 *Coho Energy, Inc.  ..................           83,700                638,213
  Collagen Corp.  .....................           50,300              1,009,144
  Collective Bancorp, Inc.  ...........           43,600              1,547,800
 *Collins Industries, Inc.  ...........           12,500                 70,703
 *Columbia Banking System, Inc.  ......           26,040                410,130
 *Columbus Energy Corp.  ..............           16,700                175,350
 *Comdial Corp.  ......................           62,000                430,125
  Commerce Bancorp, Inc.  .............           13,230                383,670
  Commercial Bancshares, Inc.  ........           22,900                352,088
  Commercial Federal Corp.  ...........           52,863              2,557,248
  Commercial Intertech Corp.  .........           59,500                617,313
  Commercial Metals Co.  ..............          102,800              3,276,750
 *Communications Central, Inc.  .......           57,200                411,125
  Community Bank System, Inc.  ........           26,500              1,036,813
  Community Bankshares, Inc. NH  ......           20,500                410,000
  Community First Bankshares, Inc.  ...           16,700                455,075

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                  Shares              Value+
                                                 ---------          ----------
 *Community Psychiatric Centers  ......          345,800             $3,112,200
  Computer Data Systems, Inc.  ........           18,700                603,075
 *Computer Outsourcing Services,  Inc.            21,800                 68,125
 *Computrac, Inc.  ....................           25,900                 51,800
 *Comshare, Inc.  .....................           14,250                209,297
 *Comstock Resources, Inc.  ...........           14,000                177,625
 *Comtech Telecommunications  Corp.  ..           19,600                 60,638
 *Concord Fabrics, Inc. Class A  ......           15,900                 95,400
 *Cone Mills Corp. NC  ................          180,000              1,507,500
 *Conmed Corp.  .......................              961                 16,938
 *Continental Can, Inc. DE  ...........           32,400                449,550
  Continental Homes Holding Corp.  ....           58,248              1,194,084
 *Continental Materials Corp.  ........            2,300                 48,875
 *Control Data Systems, Inc.  .........           81,800              1,620,663
 *Convest Energy Corp.  ...............           10,000                 60,000
  Cooker Restaurant Corp.  ............          150,000              1,668,750
 *Cooperative Bankshares, Inc.  .......           10,400                211,900
 *Coram Healthcare Corp.  .............           34,300                150,063
  Core Industries, Inc.  ..............           72,400              1,049,800
 *Core, Inc.  .........................            7,400                 72,150
 *Cornerstone Imaging, Inc.  ..........           72,000                639,000
 *Corrpro Companies, Inc.  ............           48,800                390,400
 *Cortech, Inc.  ......................           71,900                123,578
 *Cosmetic Centers, Inc. Class A  .....           18,900                115,763
 *Cosmetic Centers, Inc. Class B  .....           15,600                 96,525
  Courier Corp.  ......................           15,600                212,550
 *Cover-All Technologies, Inc.  .......           50,000                 60,938
 *Craig Corp.  ........................           37,300                536,188
 *Criticare Systems, Inc.  ............           49,100                121,216
 *Crop Growers Corp.  .................           17,300                120,019
  Cross (A.T.) Co. Class A  ...........           10,000                110,000
 *Crosscomm Corp.  ....................           58,500                343,688
 *Crown Books Corp.  ..................           20,300                208,075
 *Crown Central Petroleum Corp.
   Class A ............................           32,000                456,000
 *Crown Central Petroleum Corp.
   Class B ............................           41,400                543,375
  Crown Crafts, Inc.  .................           78,300                724,275
 *Crown Vantage, Inc.  ................            4,820                 44,585
 *Crown-Andersen, Inc.  ...............           10,800                 64,800
 *Cruise America, Inc.  ...............           42,100                228,919
  Cubic Corp.  ........................           74,250              1,568,531
 *Culbro Corp.  .......................           18,700              1,065,900
  Culp, Inc.  .........................            8,100                124,538
  Curtiss-Wright Corp.  ...............           25,100              1,269,119
 *Cyberoptics Corp.  ..................           20,800                240,500
 *Cybex International, Inc.  ..........           42,300                407,138
 *Cygne Designs, Inc.  ................           59,100                 55,406
 *Cyrk, Inc.  .........................           73,000                917,063
 *Cytrx Corp.  ........................           14,000                 48,563
 *D&N Financial Corp.  ................           49,700                767,244
 *DBA Systems, Inc.  ..................           31,700                190,200
 *DII Group, Inc.  ....................           43,400              1,068,725
 *DIY Home Warehouse, Inc.  ...........              300                  1,350
 *DM Management Co.  ..................           32,300                109,013
  DS Bancor, Inc.  ....................           28,801              1,224,043
 *DSP Technology, Inc.  ...............           13,600                 64,600
  DT Industries, Inc.  ................           50,000              1,746,875
 *DVI, Inc.  ..........................           11,800                153,400
 *Dairy Mart Convenience Stores, Inc.
   Class A ............................            9,000                 44,438
 *Daka International, Inc.  ...........           31,300                293,438
 *Damark International, Inc. Class A  .           56,800                511,200

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                   Shares              Value+
                                                 ---------          ----------
  Dames & Moore, Inc.  .................         149,300             $2,034,213
  Daniel Industries, Inc.  ............          145,700              2,039,800
 *Danskin, Inc.  ......................           29,600                 75,850
  Dart Group Corp. Class A  ...........            5,600                544,600
 *Data Broadcasting Corp.  ............           33,870                266,726
 *Data General Corp.  .................          189,700              2,774,363
 *Data I/O Corp.  .....................           35,100                168,919
 *Data Race, Inc.  ....................           29,800                504,738
 *Data Systems & Software, Inc.  ......           49,300                249,581
 *Data Translation, Inc.  .............           33,000                371,250
 *Dataflex Corp.  .....................           36,500                100,375
 *Datakey, Inc.  ......................           19,100                 82,369
 *Dataram Corp.  ......................           26,600                206,150
 *Datascope Corp.  ....................           12,000                225,000
 *Dataware Technologies, Inc.  ........           47,000                170,375
 *Datron Systems, Inc.  ...............           19,200                183,600
 *Datum, Inc.  ........................           27,000                354,375
 *Davco Restaurants, Inc.  ............           42,800                387,875
 *Dave and Busters, Inc.  .............            2,140                 44,138
 *Dawson Geophysical Co.  .............           27,500                254,375
 *Daxor Corp.  ........................           32,400                437,400
 *DeGeorge Financial Corp.  ...........           19,900                 27,984
  Deb Shops, Inc.  ....................           86,800                396,025
 *Deckers Outdoor Corp.  ..............           65,400                572,250
  Decorator Industries, Inc.  .........           13,333                138,330
  Defiance, Inc.  .....................           50,200                326,300
 *Deflecta-Shield Corp.  ..............           32,000                276,000
 *Del Electronics Corp.  ..............           18,231                160,661
 *Delaware Ostego Corp.  ..............            1,157                 11,715
  Delchamps, Inc.  ....................           55,100              1,150,213
 *Delphi Financial Group, Inc.
   Class A ............................           12,000                339,000
  Delta Natural Gas Co., Inc.  ........            6,600                124,575
  Delta Woodside Industries, Inc.  ....          201,500              1,209,000
 *Designs, Inc.  ......................          124,600                837,156
 *Detection Systems, Inc.  ............           20,000                366,250
 *Detrex Corp.  .......................            2,800                 18,200
 *Detroit Diesel Corp.  ...............           26,800                529,300
 *Devcon International Corp.  .........           33,600                220,500
 *Devlieg-Bullard, Inc.  ..............            5,000                 12,031
 *Dianon Systems, Inc.  ...............           40,000                320,000
 *Digital Sound Corp.  ................           25,000                 50,781
 *Digital Systems International, Inc.             31,100                472,331
  Dime Financial Corp.  ...............           38,900                695,338
*#Discovery Zone, Inc.  ...............           22,400                  8,400
 *Dixie Yarns, Inc.  ..................           77,900                516,088
 *Dixon Ticonderoga Co.  ..............           21,750                154,969
 *Dominion Bridge Corp.  ..............           45,000                116,719
  Donegal Group, Inc.  ................           27,900                540,563
  Donnelly Corp. Class A  .............           62,600              1,345,900
 *Dotronix, Inc.  .....................            1,000                  1,172
  Downey Financial Corp.  .............          142,335              4,092,131
 *Dress Barn, Inc.  ...................          160,423              2,296,054
 *Drug Emporium, Inc.  ................           91,300                370,906
 *Drypers Corp.  ......................           49,400                228,475
 *Durakon Industries, Inc.  ...........           37,900                459,538
  Duty Free International, Inc.  ......           51,700                814,275
  Dyersburg Corp.  ....................           98,200                589,200
  Dynamics Corp. of America  ..........           38,300              1,091,550
 *Dynamics Research Corp.  ............           41,840                410,555
 *Dynatech Corp.  .....................           41,800              1,964,600
 *E-Z-Em, Inc. Class A  ...............           24,800                274,350
 *E-Z-Em, Inc. Class B  ...............            1,443                 15,512
 *EA Engineering Science &
   Technology, Inc. ...................           43,825                 87,650

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                  Shares              Value+
                                                 ---------          ----------
 *ECC International Corp.  ............           38,700             $  314,438
 *ELXSI Corp.  ........................           27,900                146,475
  EMC Insurance Group, Inc.  ..........           33,600                390,600
 *ERO, Inc.  ..........................            8,800                 58,300
 *ESCO Electronics Corp. Trust
   Receipts ...........................           92,800                904,800
  Eagle Bancshares, Inc.  .............           38,400                571,200
  Eagle Financial Corp.  ..............           30,837                928,965
 *Eagle Food Centers, Inc.  ...........           74,300                325,063
 *Eagle Hardware & Garden, Inc.  ......          129,400              3,137,950
  Eastern Bancorp, Inc.  ..............           25,800                577,275
  Eastern Co.  ........................           19,600                264,600
  Eaton Vance Corp.  ..................           64,923              2,791,689
  Ecology & Environment, Inc.
   Class A ............................           15,000                141,563
*#Edison Brothers Stores, Inc.  .......           44,500                 61,188
 *Edisto Resources Corp.  .............          102,200                932,575
 *Edo Corp.  ..........................           18,600                134,850
 *Education Alternatives, Inc.  .......           48,700                206,975
 *Educational Insights, Inc.  .........           49,300                123,250
 *Egghead, Inc.  ......................          130,500                807,469
  Ekco Group, Inc.  ...................          214,300                723,263
 *El Chico Restaurants, Inc.  .........           40,900                316,975
  Elcor Corp.  ........................           15,700                333,625
  Eldorado Bancorp CA  ................           16,910                348,769
 *Electro Rent Corp.  .................           39,000                916,500
 *Electro Scientific Industries, Inc.             51,700              1,266,650
 *Electroglas, Inc.  ..................          147,500              2,581,250
 *Electromagnetic Sciences, Inc.  .....           66,350              1,368,469
 *Electronic Fab Technology, Inc.  ....           27,400                 94,188
*#Elek-Tek, Inc.  .....................           42,400                193,450
 *Emcon  ..............................           86,700                335,963
 *Emisphere Technologies, Inc.  .......           17,000                263,500
 *Empire of Carolina, Inc.  ...........           17,550                114,075
 *Emulex Corp.  .......................           11,750                196,813
  Energen Corp.  ......................          116,300              3,154,638
  Engineered Support Systems, Inc.  ...           24,500                255,719
  Engle Homes, Inc.  ..................           53,800                443,850
  Enhance Financial Services Group,
   Inc. ...............................          141,100              4,832,675
 *Ensys Environmental Products, Inc.  .           45,000                 84,375
 *Environmental Elements Corp.  .......           30,300                 75,750
 *Enviroq Corp.  ......................            2,420                  3,479
 *Envirotest Systems Corp. Class A  ...           98,100                223,791
 *Equinox Systems, Inc.  ..............           21,000                245,438
 *Equitex, Inc.  ......................            9,400                 22,325
 *Equitrac Corp.  .....................           23,700                248,850
 *Equity Oil Co.  .....................          122,000                400,313
  Espey Manufacturing & Electronics
   Corp. ..............................            3,500                 59,063
 *Esterline Technologies Corp.  .......           43,400              1,101,275
  Ethan Allen Interiors, Inc.  ........          100,000              3,325,000
 *Evans & Sutherland Computer  Corp.  .           59,800              1,517,425
 *Evans Systems, Inc.  ................           19,700                 98,500
 *Evans, Inc.  ........................           20,800                 40,300
  Evergreen Bancorp, Inc. DE  .........           62,800              1,008,725
 *Evergreen Resources, Inc.  ..........           39,000                255,938
 *Exabyte Corp.  ......................              400                  5,825
 *Exar Corp.  .........................           63,500              1,004,094
  Excel Industries, Inc.  .............           85,900              1,288,500
 *Executone Information Systems,  Inc.            78,600                203,869
  Exide Corp.  ........................          145,000              3,697,500
 *Exide Electronics Group, Inc.  ......          146,000              1,587,750

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                  Shares              Value+
                                                 ---------          ----------
 *Express America Holdings Corp.  .....           33,600             $  218,400
 *Ezcorp, Inc. Class A Non-Voting  ....           51,500                395,906
  FCB Financial Corp.  ................           16,000                304,000
  FDP Corp.  ..........................            7,000                 98,875
  FFLC Bancorp  .......................           18,600                369,675
  FFY Financial Corp.  ................           35,400                909,338
 *FM Properties, Inc.  ................            9,600                 28,200
 *FNB Rochester Corp.  ................           26,000                320,125
 *FPA Corp.  ..........................           20,100                 21,356
 *FSI International, Inc.  ............           87,500              1,274,219
 *FTP Software, Inc.  .................           12,000                 94,500
  Fab Industries, Inc.  ...............           41,081              1,098,917
 *Fabri-Centers of America, Inc.
   Class A ............................           35,700                553,350
 *Fabri-Centers of America, Inc.
   Class B ............................           35,700                522,113
 *Failure Group, Inc.  ................           59,100                347,213
 *Fairchild Corp. Class A  ............           90,900              1,511,213
*#Fairfield Communities, Inc.  ........           66,300              1,624,350
  Family Bancorp  .....................           27,550                967,694
 *Fansteel, Inc.  .....................           74,700                494,888
 *Farah, Inc.  ........................           69,000                457,125
  Farmer Brothers Co.  ................               84                 12,726
 *Farr Co.  ...........................           23,200                406,000
  Farrel Corp.  .......................           40,800                117,300
  Federal Screw Works  ................            2,000                 56,500
 *Fibreboard Corp.  ...................           20,200                699,425
  Fidelity Bancorp, Inc. Delaware  ....           23,600                402,675
 *Fieldcrest Cannon, Inc.  ............          104,600              1,503,625
 *Fifty-Off Stores, Inc.  .............           42,600                  7,322
 *Figgie International, Inc. Class B  .           17,700                202,444
 *Filenes Basement Corp.  .............          196,900                966,041
  First Albany Companies, Inc.  .......           26,183                242,193
 *First Alert, Inc.  ..................           59,900                235,856
  First American Financial Corp.  .....           90,800              3,325,550
 *First Cash, Inc.  ...................           27,600                146,625
  First Central Financial Corp.  ......           49,600                189,100
  First Citizens Bancshares, Inc. NC  .           30,400              2,416,800
 *First Citizens Financial Corp.  .....           20,716                385,836
  First Defiance Financial Corp.  .....           22,700                278,075
  First Essex Bancorp  ................           42,800                593,850
  First Federal Capital Corp.  ........           43,740              1,027,890
  First Federal Savings & Loan
   Association of East Hartford, CT ...           17,600                404,800
  First Financial Corp. WI  ...........           12,000                356,250
  First Financial Corp. of Western
   Maryland ...........................           15,000                478,125
  First Financial Holdings, Inc.  .....           42,700              1,008,788
  First Indiana Corp.  ................           37,618                959,259
  First Liberty Financial Corp.  ......           47,850                998,869
 *First Merchants Acceptance Corp.  ...           24,000                499,500
  First Mississippi Corp.  ............           40,100              1,157,888
  First Northern Capital Corp.  .......           30,300                515,100
  First Oak Brook Bancshares, Inc.
   Class A ............................           14,500                311,750
  First Palm Beach Bancorp, Inc.  .....           36,800                926,900
 *First Republic Bancorp, Inc.  .......           51,303                917,041
  First Savings Bancorp, Inc. North
   Carolina ...........................           27,300                505,050
  First Southeast Financial Corp.  ....           27,800                283,213
  First State Financial Services, Inc.            10,300                160,294
  First Union Corp.  ..................           49,979              3,817,181
  First Western Bancorp, Inc.  ........           12,800                344,000
 *FirstFed Financial Corp. DE  ........           95,700              2,284,838
  Firstbank of Illinois Co.  ..........            1,200                 40,950

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                  Shares              Value+
                                                 ---------          ----------
  Firstfed Bancshares, Inc.  ..........           32,550             $  549,281
 *Fischer Imaging Corp.  ..............           21,600                144,450
  Fleming Companies, Inc.  ............           78,297              1,282,113
  Flexsteel Industries, Inc.  .........           56,700                730,013
  Florida Rock Industries, Inc.  ......           64,700              1,989,525
 *Florsheim Shoe Co.  .................           30,100                142,975
  Fluke Corp.  ........................           48,310              2,083,369
 *Fluor Daniel/GTI, Inc.  .............           15,822                136,465
 *Foilmark, Inc.  .....................           23,200                 58,000
 *Foodarama Supermarkets, Inc.  .......            2,400                 33,600
 *Foodbrands America, Inc.  ...........           88,200              1,168,650
 *Foothill Independent Bancorp  .......           30,220                324,865
  Forest City Enterprises, Inc.
   Class A ............................           31,700              1,693,969
 *Foster (L.B.) Co. Class A  ..........           69,000                282,469
 *Four Kids Entertainment, Inc.  ......           17,000                 23,375
*#Foxmeyer Health Corp.  ..............          189,340                426,015
  Franklin Bank National Associaton
   Southfield, MI .....................            3,600                 43,875
  Freds, Inc. Class A  ................           88,500                802,031
  Fremont General Corp.  ..............          199,590              6,212,051
 *Fresh Choice, Inc.  .................           55,200                276,000
  Friedman Industries, Inc.  ..........           46,974                281,844
  Frisch's Restaurants, Inc.  .........           48,506                654,826
 *Funco, Inc.  ........................           34,300                282,975
 *Fuqua Enterprises, Inc.  ............           35,000                844,375
  Furon Co.  ..........................            9,900                201,713
 *G-III Apparel Group, Ltd.  ..........           50,600                143,894
  GBC Bancorp  ........................           48,200              1,367,675
 *GNI Group, Inc.  ....................           42,700                277,550
 *GTI Corp.  ..........................           25,700                138,138
 *GZA Geoenvironmental
   Technologies, Inc. .................           36,500                114,063
 *Galey & Lord, Inc.  .................          105,400              1,370,200
 *Galileo Electro-Optics Corp.  .......           28,900                697,213
  Gamma Biologicals, Inc.  ............           45,500                142,188
 *Gantos, Inc.  .......................           52,950                196,908
  Garan, Inc.  ........................           58,000              1,036,750
 *Garnet Resources Corp.  .............           44,600                 17,422
 *Gasonics International, Inc.  .......            7,200                 78,300
 *Gehl Co.  ...........................           40,600                340,025
*#General Host Corp.  .................          153,658                537,803
  General Housewares Corp.  ...........           38,700                387,000
 *General Microwave Corp.  ............              400                  1,950
  General Physics Corp.  ..............           22,900                 94,463
 *Genesco, Inc.  ......................          138,000              1,397,250
 *Genicom Corp.  ......................           49,100                194,866
 *Genlyte Group, Inc.  ................           85,500                769,500
  Genovese Drug Stores, Inc.
   Class A ............................            7,500                131,250
 *Genus, Inc.  ........................           99,900                686,813
  George Mason Bankshares, Inc.  ......           15,000                341,250
  Gerber Scientific, Inc.  ............           59,200                917,600
 *Getchell Gold Corp.  ................            2,844                111,272
  Getty Petroleum Corp.  ..............            1,000                 16,000
 *Giant Group, Ltd.  ..................           50,600                423,775
  Giant Industries, Inc.  .............          104,200              1,589,050
 *Gibraltar Packaging Group, Inc.  ....           43,200                156,600
 *Gibson Greetings, Inc.  .............          120,700              2,293,300
  Giddings & Lewis, Inc.  .............          254,600              2,959,725
 *Giga-Tronics, Inc.  .................           19,900                166,663
  Gilbert Associates, Inc.
   Class A ............................           72,900                984,150
 *Gish Biomedical, Inc.  ..............           28,800                190,800
  Gleason Corp.  ......................           17,700                522,150

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                  Shares              Value+
                                                 ---------          ----------
 *Golden Books Family
   Entertainment, Inc. ................           54,000             $  617,625
  Golden Poultry Co., Inc.  ...........           74,950                768,238
 *Good Guys, Inc.  ....................          218,300              1,760,044
  Gorman-Rupp Co.  ....................            9,100                126,263
 *Gottschalks, Inc.  ..................           70,700                477,225
*#Government Technology Services,
   Inc. ...............................           49,200                304,425
 *Gradco Systems, Inc.  ...............           78,000                277,875
 *Graham Corp.  .......................            3,450                 35,578
  Graham-Field Health Products, Inc.  .           92,400                750,750
  Grand Premier Financial, Inc.  ......           54,907                583,387
  Granite Construction, Inc.  .........           87,150              1,775,681
  Granite State Bankshares, Inc.  .....           15,200                336,300
 *Grant Geophysical, Inc.  ............           21,600                  4,725
  Graphic Industries, Inc.  ...........           87,500                792,969
 *Greater New York Savings Bank  NY  ..           87,600              1,160,700
  Green (A.P.) Industries, Inc.  ......           55,594                548,991
  Greenbrier Companies, Inc.  .........          189,900              1,827,788
 *Greyhound Lines, Inc.  ..............          218,000                844,750
 *Grist Mill & Co.  ...................           50,000                296,875
 *Grossmans, Inc.  ....................          202,300                221,266
 *Ground Round Restaurants, Inc.  .....           78,700                197,980
 *Group Technologies Corp.  ...........          105,000                196,875
  Grovebank for Savings  ..............           11,200                550,200
  Guaranty National Corp.  ............           32,805                545,383
  Guilford Mills, Inc.  ...............           93,400              2,393,375
 *Gulfmark International, Inc.  .......           11,100                610,500
 *Gundle/SLT Environmental, Inc.  .....          182,900              1,165,988
  HBO & Co.  ..........................            9,698                552,180
  HF Financial Corp.  .................           22,800                379,050
 *HMG Worldwide Corp.  ................           50,700                 71,297
  HMI Industries, Inc.  ...............            9,000                 48,375
 *HMN Financial, Inc.  ................           36,200                653,863
 *HPSC, Inc.  .........................           42,000                265,125
 *HS Resources, Inc.  .................           75,400              1,281,800
  HUBCO, Inc.  ........................              635                 15,558
 *Hadco Corp.  ........................           22,500              1,044,844
  Haggar Corp.  .......................           66,400              1,182,750
 *Hahn Automotive Warehouse, Inc.  ....           37,256                316,676
 *Hallwood Group, Inc.  ...............            2,075                 29,569
 *Hampshire Group, Ltd.  ..............           19,100                248,300
 *Hampton Industries, Inc.  ...........           24,690                129,623
 *Handex Environmental Recovery,  Inc.            49,800                591,375
  Handleman Co.  ......................          261,436              2,156,847
 *Hanger Orthopedic Group, Inc.  ......           55,600                333,600
 *Harding Lawson Associates Group,
   Inc. ...............................           31,800                210,675
  Harleysville Group, Inc.  ...........           90,700              2,789,025
 *Harlyn Products, Inc.  ..............           22,200                 13,875
  Harris Savings Bank PA  .............            2,000                 36,500
 *Harry's Farmers Market, Inc.
   Class A ............................           27,900                 99,394
 *Hartmarx Corp.  .....................          349,000              1,832,250
 *Harvey Entertainment Co.  ...........            6,400                 45,200
  Harvey's Casino Resorts  ............          100,800              1,675,800
  Haskel International, Inc.  .........           14,600                114,063
  Hastings Manufacturing Co.  .........              850                 21,675
 *Hathaway Corp.  .....................           30,400                119,700
 *Hauser Chemical Research, Inc.  .....           73,000                428,875
  Haven Bancorp, Inc.  ................           30,800                860,475
  Haverty Furniture Co., Inc.  ........          105,100              1,379,438
 *Hawthorne Financial Corp.  ..........           18,700                148,431

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                  Shares              Value+
                                                 ---------          ----------
 *Hays Wheels International, Inc.  ....           11,950             $  409,288
  Health Images, Inc.  ................           77,800              1,215,625
 *Health O Meter Products, Inc.  ......           67,500                409,219
 *Health Risk Management, Inc.  .......           15,300                226,631
 *Healthcare Services Group, Inc.  ....           74,000                721,500
  Hechinger Co. Class A  ..............          233,100                626,456
  Hechinger Co. Class B  ..............           38,900                167,756
 *Hector Communications Corp.  ........            8,500                 63,750
  Heico Corp.  ........................           17,768                355,360
 *Hein-Werner Corp.  ..................           17,987                113,543
 *Heist (C.H.) Corp.  .................           16,800                138,600
 *Herley Industries, Inc.  ............           15,400                196,350
 *Hexcel Corp.  .......................           11,100                201,188
 *Hi-Lo Automotive, Inc.  .............          126,700                332,588
 *Hi-Shear Industries, Inc.  ..........           53,500                146,296
 *High Plains Corp.  ..................           46,400                247,950
 *Hitox Corp.  ........................            9,100                 23,319
  Hoenig Group, Inc.  .................           64,300                281,313
 *Holiday RV Superstores, Inc.  .......           42,400                 69,563
 *Hologic, Inc.  ......................           19,600                482,650
 *Holopak Technologies, Inc.  .........           27,800                 90,350
  Home Beneficial Corp. Class B  ......           60,500              1,535,188
  Home Federal Bancorp  ...............           15,500                538,625
  Home Port Bancorp, Inc.  ............           13,100                223,519
 *Home State Holdings, Inc.  ..........           57,000                438,188
 *Homecorp, Inc.  .....................            5,100                 96,263
 *Homeowners Group, Inc.  .............           21,600                 37,125
  Hooper Holmes, Inc.  ................           38,800                611,100
  Horizon Financial Corp.  ............           23,600                321,550
 *Hospital Staffing Services, Inc.  ...           40,200                 90,450
 *Hosposable Products, Inc.  ..........              600                  3,038
 *Hovnanian Enterprises, Inc.
   Class A ............................          139,784                821,231
 #Howell Corp.  .......................           34,200                487,350
  Howell Industries, Inc.  ............            1,600                 65,200
  Hudson Foods, Inc. Class A  .........          237,150              4,327,988
  Hudson General Corp.  ...............            2,500                 90,625
  Huffy Corp.  ........................          100,200              1,377,750
  Hughes Supply, Inc.  ................           13,000                559,000
 *Hugoton Energy Corp.  ...............           25,000                271,875
  Hunt (J.B.) Transportation Services,
   Inc. ...............................           19,100                269,788
  Hunt Manufacturing Co.  .............           25,700                452,963
  Huntco, Inc. Class A  ...............           12,000                187,500
 *Hurco Companies, Inc.  ..............            9,700                 52,138
 *Hycor Biomedical, Inc.  .............           71,700                255,431
 *Hyde Athletic Industries, Inc.
   Class A ............................           19,800                101,475
 *Hyde Athletic Industries, Inc.
   Class B ............................           30,000                142,500
  ICO, Inc.  ..........................           90,700                595,219
 *IEC Electronics Corp.  ..............           45,900                355,725
 *IFR Systems, Inc.  ..................           26,000                394,875
 *Imo Industries, Inc.  ...............           20,900                 70,538
 *Imperial Bancorp  ...................           91,819              2,060,189
 *Imperial Holly Corp.  ...............           70,900              1,098,950
 *In Focus Systems, Inc.  .............           24,000                504,000
 *In Home Health, Inc.  ...............          104,100                201,694
 *Inacom Corp.  .......................           68,000              2,112,250
 *Inco Homes Corp.  ...................              940                    397
 *Incstar Corp.  ......................           18,200                 77,350
  Independence Holding Co.  ...........           52,600                443,813
  Independent Bank Corp. MA  ..........           61,200                577,575
  Independent Bank East  ..............            8,820                300,983
  Indiana Federal Corp.  ..............           31,950                702,900

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                  Shares              Value+
                                                 ---------          ----------
  Industrial Acoustics Co., Inc.  .....              700             $    7,088
 *Industrial Training Corp.  ..........           16,400                 73,800
 *Information Resources, Inc.  ........           65,600                750,300
 #Ingles Market, Inc. Class A  ........           40,900                593,050
 *Innodata Corp.  .....................           11,600                 16,675
 *Innoserv Technologies, Inc.  ........           13,700                 40,244
  Insituform East, Inc.  ..............           29,200                 83,950
  Insteel Industries, Inc.  ...........           56,300                450,400
  Instron Corp.  ......................           12,000                156,000
 *Insurance Auto Auctions, Inc.  ......           78,200                733,125
  Integrated Health Services, Inc.  ...           76,500              1,683,000
 *Integrated Waste Services, Inc.  ....           47,400                 53,325
 *Intellicall, Inc.  ..................           49,500                241,313
  Intelligent Electronics, Inc.  ......          121,639                912,293
 *Intelligent Systems Corp.  ..........            8,075                 23,216
  Inter-Regional Financial Group, Inc.            85,650              3,008,456
 *Interface Systems, Inc.  ............           28,700                161,438
  Interface, Inc. Class A  ............          132,600              2,635,425
 *Intergraph Corp.  ...................           56,400                511,125
 *Interlinq Software Corp.  ...........           40,800                195,075
 *International Alliance Services,
   Inc. ...............................           37,960                348,758
  International Aluminum Corp.  .......           33,600                865,200
 *International Lottery & Totalizer
   Systems, Inc. ......................           18,400                 19,550
  International Multifoods Corp.  .....          212,500              3,346,875
  International Shipholding Corp.  ....           49,475                871,997
*#International Technology Corp.  .....           69,025                698,878
 *International Thoroughbred
   Breeders, Inc. .....................           74,900                257,469
 *Interphase Corp.  ...................           15,200                170,050
  Interpool, Inc.  ....................           57,400              1,377,600
  Interstate Johnson Lane, Inc.  ......            9,100                119,438
*#Intertan, Inc.  .....................           89,800                516,350
 *Intervisual Books, Inc. Class A  ....            9,900                 15,778
  Interwest Bancorp, Inc.  ............           17,600                578,600
  Investors Financial Services Corp.  .            5,408                148,044
  Investors Financial Services Corp.
   Class A ............................            1,039                 28,443
  Investors Title Co.  ................           18,200                284,375
  Isco, Inc.  .........................           15,800                156,025
 *Isolyser Co., Inc.  .................           22,000                178,750
 *Isomedix, Inc.  .....................           59,700                820,875
 *Iwerks Entertainment, Inc.  .........           97,300                626,369
 *J & J Snack Foods Corp.  ............           74,500                814,844
  J & L Specialty Steel, Inc.  ........          186,000              2,255,250
 *JPE, Inc.  ..........................           20,100                153,263
  JSB Financial, Inc.  ................           80,800              2,939,100
  Jackpot Enterprises, Inc.  ..........           29,800                298,000
 *Jaclyn, Inc.  .......................           26,900                142,906
 *Jaco Electronics, Inc.  .............           30,446                268,305
  Jacobson Stores, Inc.  ..............           58,650                564,506
 *Jan Bell Marketing, Inc.  ...........          193,900                448,394
 *Jason, Inc.  ........................           30,000                213,750
 *Jean Philippe Fragrances, Inc.  .....           19,300                135,100
  Jefferson Savings Bancorp, Inc.  ....           30,000                708,750
  John Alden Financial Corp.  .........          169,500              2,987,438
 *Johnson Worldwide Associates, Inc.
   Class A ............................           48,100                559,163
  Johnston Industries, Inc.  ..........           67,925                534,909
 *Johnstown American Industries,  Inc.           117,900                486,338
 *Jones Intercable, Inc. Class A  .....           71,000                763,250
 *Joseph A. Bank Clothiers, Inc.  .....           65,300                281,606
 *Just Toys, Inc.  ....................           14,000                 22,750
  Justin Industries, Inc.  ............          174,300              1,841,044

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                  Shares              Value+
                                                 ---------          ----------
  K Swiss, Inc. Class A  ..............           30,400             $  336,300
 *K-Tron International, Inc.  .........            6,300                 67,331
 *KBK Capital Corp.  ..................            5,000                 23,125
 *KLLM Transport Services, Inc.  ......           31,999                359,989
 *Kaiser Ventures, Inc.  ..............           47,400                468,075
  Kaman Corp. Class A  ................          120,300              1,503,750
  Katy Industries, Inc.  ..............           58,500                811,688
  Kaye Group, Inc.  ...................           30,000                170,625
  Keithley Instruments, Inc.  .........            1,000                 10,375
  Kellwood Co.  .......................          164,918              2,968,524
  Kenan Transport Co.  ................              200                  4,025
 *Kentucky Electric Steel, Inc.  ......           32,600                230,238
 *Kerr Group, Inc.  ...................           33,000                 90,750
 *Kewaunee Scientific Corp.  ..........              700                  4,156
*#Key Energy Group, Inc.  .............           40,000                485,000
 *Key Production Co., Inc.  ...........           63,962                807,520
 *Key Tronic Corp.  ...................           58,100                504,744
 *Keystone Consolidated Industries,
   Inc. ...............................           68,286                503,609
 *Kinark Corp.  .......................           21,600                 64,800
 *Kinder-Care Learning Centers, Inc.  .          136,600              2,714,925
  Kinetic Concepts, Inc.  .............            3,900                 48,263
 *Kinnard Investment, Inc.  ...........           42,700                242,856
 *Kit Manufacturing Co.  ..............           11,100                122,794
  Knape & Vogt Manufacturing Co.  .....           42,631                682,096
 *Knogo North America, Inc.  ..........           20,200                117,413
 *Koss Corp.  .........................           17,000                107,313
 *Krug International Corp.  ...........           35,400                163,725
 *Krystal Co.  ........................           24,000                142,500
 *Kulicke & Soffa Industries, Inc.  ...           32,500                662,188
  LCS Industries, Inc.  ...............           13,200                171,600
  LSB Industries, Inc.  ...............           99,500                460,188
  LSI Industries, Inc.  ...............           13,230                155,453
 *LTX Corp.  ..........................          128,500                754,938
 *Laclede Steel Co.  ..................            8,700                 28,819
  Ladd Furniture, Inc.  ...............           73,227                983,988
 *Lamson & Sessions Co.  ..............           28,300                212,250
 *Lancer Corp.  .......................           10,800                160,650
 *Laserscope  .........................           61,000                335,500
  Lawyers Title Corp.  ................           66,212              1,258,028
 *Layne, Inc.  ........................           29,600                410,700
 *Lazare Kaplan International, Inc.  ..           11,300                218,938
 *Lechters, Inc.  .....................          151,900                721,525
  Lennar Corp.  .......................          190,350              4,949,100
  Liberty Bancorp, Inc. Delaware  .....           18,000                436,500
  Liberty Bancorp, Inc. Oklahoma  .....           67,700              2,775,700
 *Liberty Technologies, Inc.  .........           39,000                112,125
  Life Re Corp.  ......................           72,800              2,684,500
 *Life USA Holdings, Inc.  ............          132,800              1,328,000
 *Lifeline Systems, Inc.  .............           19,500                330,281
*#Ligand Pharmaceuticals, Inc.
   Class B ............................           25,497                307,558
  Lillian Vernon Corp.  ...............           85,300              1,023,600
 *Lindal Cedar Homes, Inc.  ...........            8,000                 30,000
  Lindberg Corp.  .....................           33,100                326,863
 *Littlefield, Adams & Co.  ...........           12,000                 39,000
 *Liuski International, Inc.  .........           30,700                 74,831
*#Live Entertainment, Inc.  ...........            6,740                 26,118
 *Living Centers of America, Inc.  ....           92,000              2,334,500
 *Lodgenet Entertainment Corp.  .......           31,500                468,563
*#Logic Devices, Inc.  ................           31,400                101,069
 *Longhorn Steaks, Inc.  ..............           19,500                387,563
 *Loronix Information Systems, Inc.  ..           13,800                 62,963
 *Louis Dreyfus Natural Gas Corp.  ....          187,100              3,204,088
  Lufkin Industries, Inc.  ............           45,900                969,638

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                  Shares              Value+
                                                 ---------          ----------
  Lukens, Inc. DE  ....................          143,300             $2,633,138
 *Luria & Son, Inc.  ..................           35,400                101,775
 *Lynch Corp.  ........................            2,300                152,950
  M A R C, Inc.  ......................            3,335                 72,536
 *M-Wave, Inc.  .......................           21,900                 71,175
  MAF Bancorp, Inc.  ..................           61,077              2,091,887
 #MDC Holdings, Inc.  .................          139,588              1,046,910
 *MFRI, Inc.  .........................           36,300                288,131
 *MHM Services, Inc.  .................              712                    356
 *MI Schottenstein Homes, Inc.  .......           61,800                610,275
 *MK Gold Corp.  ......................          140,100                210,150
*#MK Rail Corp.  ......................           41,500                306,063
  MMI Companies, Inc.  ................            9,100                280,963
 *MRS Technology, Inc.  ...............           67,600                160,550
 *MS Carriers, Inc.  ..................           90,200              1,691,250
 *MTI Technology Corp.  ...............           87,000                214,781
  MTS Systems Corp.  ..................           71,600              1,458,850
  MYR Group, Inc.  ....................           30,966                329,014
 *Macheezmo Mouse Restaurants,  Inc.  .           25,000                 46,094
  Magna Bancorp  ......................            1,800                 32,400
  Magna Group, Inc.  ..................           18,700                568,013
 *Magnetek, Inc.  .....................          156,000              1,950,000
 *Mapinfo Corp.  ......................           17,400                191,400
  Marcus Corp.  .......................           92,500              2,139,063
 *Marine Drilling Companies, Inc.  ....           83,300              1,332,800
 *Mariner Health Group, Inc.  .........          152,000              1,121,000
 *Marisa Christina, Inc.  .............           92,000                672,750
  Maritrans, Inc.  ....................           86,300                528,588
 *Mark VII, Inc.  .....................            9,900                279,675
 *Marlton Technologies, Inc.  .........            3,000                 11,813
  Marsh Supermarkets, Inc. Class A  ...           25,200                302,400
  Marsh Supermarkets, Inc. Class B  ...           31,400                353,250
  Maryland Federal Bancorp  ...........           28,665                947,737
  Massbank Corp. Reading, MA  .........           20,300                771,400
 *Matec Corp. DE  .....................            6,900                 20,700
 *Matlack Systems, Inc.  ..............           61,642                431,494
 *Matria Healthcare, Inc.  ............           22,800                141,075
 *Matrix Pharmaceutical, Inc.  ........          107,000                922,875
 *Matrix Service Co.  .................           94,900                545,675
 *Maverick Tube Corp.  ................           44,000                693,000
 *Maxco, Inc.  ........................           28,300                226,400
 *Maxim Group, Inc.  ..................           35,000                562,188
 *Maxwell Technologies, Inc.  .........           19,145                859,132
 *Maxxam, Inc.  .......................           66,100              3,048,863
 *Maxxim Medical, Inc.  ...............           91,900              1,171,725
 *Maynard Oil Co.  ....................           34,500                511,031
  McDonald & Co. Investment, Inc.  ....           29,000                884,500
 *McFarland Energy, Inc.  .............           52,300                585,106
  McGrath Rent Corp.  .................           40,000              1,020,000
  McRae Industries, Inc. Class A  .....            1,000                  8,500
  Medex, Inc.  ........................           42,600                993,113
  Medford Savings Bank MA  ............           33,000                882,750
 *Media Logic, Inc.  ..................           20,100                 87,938
 *Medical Action Industries, Inc.  ....            6,000                  9,750
 *Medical Graphics Corp.  .............           15,800                 79,000
 *Medical Resources, Inc.  ............           29,356                256,865
 *Mediq, Inc.  ........................            5,700                 33,131
 *Medstone International, Inc.  .......           14,500                102,406
 *Melamine Chemicals, Inc.  ...........           38,000                289,750
 *Mem Co., Inc.  ......................            5,300                 38,756
 *Mercer International, Inc.  .........           55,100                657,756
  Merchants Bancorp, Inc.  ............           19,700                605,775
  Merchants Group, Inc.  ..............           22,000                396,000
 *Meridian Data, Inc.  ................           20,000                150,000

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                   Shares              Value+
                                                 ---------          ----------
  Meridian Insurance Group, Inc.  .....           47,000             $  675,625
 *Merisel, Inc.  ......................          335,800                629,625
  Merrimac Industries, Inc.  ..........           10,700                110,344
 *Mesa Air Group, Inc.  ...............          287,100              2,853,056
 *Mesaba Holdings, Inc.  ..............           27,100                359,075
 *Mestek, Inc.  .......................           13,500                219,375
 *Metal Management, Inc.  .............           15,900                 63,600
 *Metatec Corp. Class A  ..............           12,400                 81,375
 *Metrocall, Inc.  ....................          165,000                897,188
 *Metromedia International Group,
   Inc. ...............................           60,000                727,500
 *Meyerson (M.H.) & Co., Inc.  ........           18,200                 51,188
 *Michael Anthony Jewelers, Inc.  .....           68,800                215,000
  Michael Foods, Inc.  ................          135,800              1,561,700
*#Michaels Stores, Inc.  ..............          154,700              1,551,834
 *Microage, Inc.  .....................          153,300              3,449,250
 *Microcom, Inc.  .....................           40,100                456,138
 *Micronics Computers, Inc.  ..........          100,700                280,072
 *Microwave Power Dynamics, Inc.  .....           15,000                 45,000
  Mid America Banccorp  ...............           64,923              1,217,306
  Midconn Bank Kensington, CT  ........           13,500                273,375
  Middlesex Water Co.  ................            7,500                132,188
 *Midisoft Corp.  .....................           35,000                113,750
  Midland Co.  ........................            5,600                206,500
 *Midwest Grain Products, Inc.  .......           67,200              1,092,000
 *Mikasa, Inc.  .......................          119,400              1,253,700
 *Mikohn Gaming Corp.  ................           63,600                437,250
 *Miller Building Systems, Inc.  ......           27,300                201,338
 *Miltope Group, Inc.  ................           57,100                164,163
  Mine Safety Appliances Co.  .........           37,600              1,924,650
  Minuteman International, Inc.  ......            9,000                 79,875
 *Mobilemedia Corp. Class A  ..........          149,400                172,744
 *Molecular Dynamics, Inc.  ...........           40,000                382,500
 *Monaco Coach Corp.  .................           12,800                200,000
 *Monarch Casino and Resort, Inc.  ....            5,200                 15,275
  Monarch Machine Tool Co.  ...........           34,900                292,288
 *Moog, Inc. Class A  .................           50,500              1,212,000
 *Moog, Inc. Class B  .................           10,700                258,806
 *Moore Handley, Inc.  ................            2,000                  7,250
 *Moore Medical Corp.  ................           20,000                210,000
 *Moore Products Co.  .................            7,300                138,700
 *Morgan Products, Ltd.  ..............           74,200                519,400
 *Morrison Knudsen Corp.  .............           20,200                181,800
 *Motor Club of America  ..............            5,600                 47,600
 *Mountasia Entertainment
   International, Inc. ................           57,000                181,688
  Movado Group, Inc.  .................           34,400                877,200
*#Movie Gallery, Inc.  ................          110,000              1,512,500
 *Moviefone, Inc. Class A  ............           29,500                130,906
  Mueller (Paul) Co.  .................            3,900                152,100
 *Mueller Industries, Inc.  ...........           64,000              2,504,000
 *Multi Color Corp.  ..................            7,600                 45,600
 *Musicland Stores Corp.  .............          263,000                394,500
 *Mutual Savings Bank FSB
   Bay City, MI .......................           29,300                168,475
  NAC RE Corp.  .......................           17,200                627,800
 *NAI Technologies, Inc.  .............           26,700                 80,934
  NBT Bancorp  ........................           64,362              1,214,830
  NCH Corp.  ..........................           10,200                581,400
 *NS Group, Inc.  .....................          122,000                419,375
 *NSA International, Inc.  ............           51,800                 87,413
  NSC Corp.  ..........................           71,200                137,950
  NYMAGIC, Inc.  ......................           75,800              1,364,400
  Nacco Industries, Inc. Class A  .....          184,000              8,786,000
 *Nantucket Industries, Inc.  .........            6,500                 21,938

THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                                  Shares              Value+
                                                 ---------          ----------
 *Napco Security Systems, Inc.  .......           30,300             $  109,838
  Nash Finch Co.  .....................           77,200              1,476,450
 *Nashua Corp.  .......................           54,300                862,013
 *Nathans Famous, Inc.  ...............           31,500                120,094
 *National Auto Credit, Inc.  .........          246,790              2,529,598
 *National City Bancorp  ..............           49,145              1,001,329
 *National Energy Group, Inc.  ........           24,310                 87,364
  National Gas & Oil Co.  .............           37,556                347,392
 *National Home Centers, Inc.  ........           54,500                115,813
 *National Home Health Care Corp.  ....            9,116                 58,684
 *National Insurance Group  ...........           24,400                128,100
 *National Mercantile Bancorp.  .......            2,400                  2,625
 *National Patent Development Corp.  ..           59,175                502,988
  National Presto Industries, Inc.  ...           57,300              2,112,938
 *National Record Mart, Inc.  .........            4,000                  5,500
 *National Standard Co.  ..............            8,100                 55,688
 *National Steel Corp. Class B  .......           75,000                703,125
 *National Western Life Insurance Co.
   Class A ............................           24,300              2,071,575
 *Natural Wonders, Inc.  ..............           56,200                305,588
 *Navigators Group, Inc.  .............            2,100                 41,213
 *Netframe Systems, Inc.  .............          100,700                308,394
 *Netrix Corp.  .......................           73,800                378,225
 *Network Computing Devices, Inc.  ....          162,300              1,359,263
 *Network Equipment Technologies,
   Inc. ...............................          137,600              2,115,600
 *New Brunswick Scientific Co., Inc.  .           27,735                190,678
 *New Image Industries, Inc.  .........           28,900                 36,577
  New Jersey Resources Corp.  .........           79,212              2,346,656
 *New Jersey Steel Corp.  .............           37,400                156,613
 *New Mexico & Arizona Land Co.  ......           26,015                312,180
  Newcor, Inc.  .......................           19,836                172,325
  Newmil Bancorp, Inc.  ...............           41,100                375,038
  Newport Corp.  ......................           67,800                593,250
 *Nexthealth, Inc.  ...................           62,700                186,141
 *Nichols Research Corp.  .............           13,650                336,131
  Nitches, Inc.  ......................            3,679                 20,464
 *Noel Group, Inc.  ...................           95,400                620,100
  Noland Co.  .........................            2,000                 44,250
 *Noodle Kidoodle, Inc.  ..............           43,200                245,700
 *Nord Resources Corp.  ...............          137,700                585,225
 *Nortek, Inc.  .......................           99,300              1,526,738
  North American Mortgage Co.  ........           31,000                713,000
  North Side Savings Bank NY  .........           34,337              1,798,400
 *North Star Universal, Inc.  .........           62,600                504,713
 *Northstar Health Services, Inc.  ....           31,000                 54,250
 *Norton McNaughton, Inc.  ............           20,900                175,038
  Norwich Financial Corp.  ............           40,900                800,106
 *Novacare, Inc.  .....................          415,000              3,527,500
 *Nview Corp.  ........................           33,000                125,813
  O'Sullivan Corp.  ...................          123,100              1,323,325
 *O'Sullivan Industries Holdings, Inc.           126,500              1,407,313
 *O.I. Corp.  .........................           32,000                108,000
 *OEC Medical Systems, Inc.  ..........           37,000                518,000
 *OHM Corp.  ..........................           39,300                334,050
 *OMI Corp.  ..........................          372,800              2,842,600
 *OTR Express, Inc.  ..................           15,000                 67,500
 *Oak Technology, Inc.  ...............          271,000              2,693,063
 *Offshore Logistics, Inc.  ...........          127,600              2,567,950
  Oglebay Norton Co.  .................           16,000                702,000
  Oil-Dri Corp. of America  ...........           48,000                684,000
 *Old America Stores, Inc.  ...........           36,000                171,000
 *Old Dominion Freight Lines, Inc.  ...           61,400                560,275
 *Olympic Financial, Ltd.  ............           42,500                589,688
 *Olympic Steel, Inc.  ................           71,000              1,726,188

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                  Shares              Value+
                                                 ---------          ----------
*#Omega Environmental, Inc.  ..........           37,000             $   88,453
  OnbanCorp, Inc.  ....................           96,000              3,696,000
 *Oncogene Science, Inc.  .............           56,300                394,100
 *One Price Clothing Stores, Inc.  ....           75,800                210,819
  One Valley Bancorp of West
   Virginia ...........................           11,600                430,650
  Oneida, Ltd.  .......................           86,800              1,475,600
 *Oneita Industries, Inc.  ............           48,200                180,750
 *Onyx Acceptance Corp.  ..............           10,000                 78,750
 *Opal, Inc.  .........................           70,000              1,281,875
 *Opinion Research Corp.  .............           21,400                 89,613
 *Opti, Inc.  .........................           17,800                 94,006
  Optical Coating Laboratory, Inc.  ...           31,900                358,875
 *Option Care, Inc.  ..................           65,500                323,406
  Orange Co., Inc.  ...................           69,700                531,463
 *Oregon Metallurgical Corp.  .........           40,300              1,440,725
  Oregon Steel Mills, Inc.  ...........          205,661              3,521,945
 *Oriole Homes Corp. Class A
   Convertible ........................            1,000                  7,500
 *Oriole Homes Corp. Class B  .........           21,400                157,825
  Orion Capital Corp.  ................           48,300              3,012,713
 *Oroamerica, Inc.  ...................           41,600                213,200
 *Osborn Communications Corp.  ........            6,300                 94,106
  Oshkosh B'Gosh, Inc. Class A  .......           46,300                700,288
  Oshkosh Truck Corp. Class B  ........           80,900                950,575
 *Oshman's Sporting Goods, Inc.  ......           40,900                224,950
  Outboard Marine Corp.  ..............          179,200              2,912,000
 *Outlook Group Corp.  ................           34,100                159,844
  Overseas Shipholding Group, Inc.  ...          135,000              2,160,000
  Oxford Industries, Inc.  ............          107,400              1,960,050
 *PAM Transportation Services, Inc.  ..           28,500                147,844
 *PLM International, Inc.  ............           48,200                156,650
 *PST Vans, Inc.  .....................           12,000                 31,500
  PXRE Corp.  .........................           60,700              1,464,388
 *Pacific Rehabilitation & Sports
   Medicine, Inc. .....................           33,900                213,994
 *Pacific Rim Holding Corp.  ..........           67,500                199,336
  Pacific Scientific Co.  .............           74,200                853,300
 *Pacific Sunwear of California, Inc.             46,500              1,249,688
 *Pages, Inc.  ........................           11,800                 28,763
  Palfed, Inc.  .......................           37,200                534,750
 *Palmer (Arnold) Golf Co.  ...........            9,900                 52,594
  Pamrapo Bancorp, Inc.  ..............           24,700                475,475
  Pancho's Mexican Buffet, Inc.  ......           43,800                 88,969
 *Par Technology Corp.  ...............           47,000                634,500
 *Paragon Trade Brands, Inc.  .........          130,000              3,607,500
 *Park-Ohio Industries, Inc.  .........           88,100              1,282,956
 *Parker Drilling Co.  ................           56,000                525,000
  Parkvale Financial Corp.  ...........           31,252                804,739
 *Patina Oil & Gas Corp.  .............           49,126                442,134
  Patrick Industries, Inc.  ...........           38,700                580,500
 *Patterson Energy, Inc.  .............           13,616                374,440
 *Payless Cashways, Inc.  .............          415,300                726,775
  Peerless Manufacturing Co.  .........           10,000                127,500
 *Penn Traffic Co.  ...................          116,000                594,500
 *Penn Treaty American Corp.  .........           55,200              1,352,400
  Penn Virginia Corp.  ................           43,000              1,736,125
  Penney (J.C.) Co., Inc.  ............           23,079              1,240,496
  Pennfed Financial Services, Inc.  ...           28,900                596,063
 *Pentech International, Inc.  ........           45,600                 33,488
  Peoples Bancshares, Inc.
   Massachusetts ......................           19,800                201,713
 *Peoples Choice TV Corp.  ............           84,000                551,250
  Peoples Heritage Financial Group,
   Inc. ...............................           85,300              2,393,731

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                  Shares              Value+
                                                 ---------          ----------
  Peoples Savings Financial Corp.  ....           14,700             $  404,250
 *Peoples Telephone Co., Inc.  ........           91,000                335,563
 *Perfumania, Inc.  ...................           46,900                149,494
 *Perini Corp.  .......................           35,500                319,500
 *Petrocorp, Inc.  ....................           58,000                569,125
*#Petroleum Development Corp.  ........            8,200                 42,538
 *Pharmaceutical Marketing Services,
   Inc. ...............................            5,200                 49,725
 *Pharmaceutical Resources, Inc.  .....           54,000                310,500
 *Pharmchem Laboratories, Inc.  .......           64,900                256,558
  Phillips-Van Heusen Corp.  ..........          256,600              3,303,725
 *Photo Control Corp.  ................            4,200                 15,488
 *Photronics, Inc.  ...................            5,550                173,438
  Piccadilly Cafeterias, Inc.  ........           89,100                801,900
 *Pico Holdings, Inc.  ................           45,300                171,291
  Pikeville National Corp.  ...........           26,700                597,413
  Pilgrim Pride Corp.  ................          181,500              1,588,125
  Pillowtex Corp.  ....................           18,900                328,388
 *Pinkertons, Inc.  ...................           23,000                569,250
  Pinnacle Bank Jasper, AL  ...........            4,900                 86,363
 *Pinnacle Systems, Inc.  .............           43,100                447,163
  Pioneer Financial Services, Inc.  ...           69,600              1,287,600
  Piper Jaffray Companies, Inc.  ......          100,496              1,469,754
  Pitt-Des Moines, Inc.  ..............           18,900                784,350
 *Pittencrieff Communications, Inc.  ..          170,400                697,575
  Pittston Burlington Group  ..........          130,000              2,551,250
 *Plains Resources, Inc.  .............           51,300                833,625
 *Planar Systems, Inc.  ...............           12,000                125,250
 *Plasti-Line, Inc.  ..................           10,000                102,500
 *Players International, Inc.  ........          209,500              1,335,563
  Ply-Gem Industries, Inc. DE  ........          148,300              1,946,438
 *Polk Audio, Inc.  ...................            4,900                 52,063
 *Pollo Tropical, Inc.  ...............           22,300                 61,325
 *Polymedica Industries, Inc.  ........           53,840                232,185
 *Pool Energy Services Co.  ...........          113,058              1,674,672
  Pope & Talbot, Inc.  ................          160,500              2,547,938
*#Porta Systems Corp.  ................            5,100                 11,794
 *Portec, Inc.  .......................           26,306                266,348
  Portsmouth Bank Shares, Inc.  .......           47,287                694,528
  Poughkeepsie Savings Bank FSB  NY  ..           84,900                451,031
 *Powell Industries, Inc.  ............           49,000                490,000
 *Premiumwear, Inc.  ..................           14,800                131,350
 *President Casinos, Inc.  ............          128,000                104,000
  Presidential Life Corp.  ............          222,800              2,659,675
 *Presley Companies Class A  ..........           83,300                 85,903
 *Price Communications Corp.  .........           60,400                494,525
  Price Enterprises, Inc.  ............           18,800                325,475
 *Primark Corp.  ......................           26,500                695,625
  Prime Bancorp, Inc.  ................           26,447                528,940
  Primesource Corp.  ..................            5,254                 40,062
 *Printronix, Inc.  ...................           22,500                319,219
 *Procyte Corp.  ......................           89,300                195,344
 *Proffitts, Inc.  ....................           98,772              3,987,920
  Progress Financial Corp.  ...........           26,000                222,625
 *Progress Software Corp.  ............           76,000              1,524,750
  Progressive Bank, Inc.  .............           19,200                662,400
  Proler International Corp.  .........           34,300                308,700
 *Proteon, Inc.  ......................           35,900                137,991
  Providence & Worcester Railroad  Co.            15,800                116,525
  Provident Bankshares Corp.  .........           44,504              1,716,186
 *Proxima Corp.  ......................           34,300                473,769
  Pulaski Furniture Corp.  ............           20,600                347,625
 *Pure World, Inc.  ...................           48,400                101,338

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                  Shares              Value+
                                                 ---------          ----------
 *QMS, Inc.  ..........................           91,700             $  538,738
 *Quad Systems Corp.  .................           34,500                357,938
  Quaker Chemical Corp.  ..............           37,800                637,875
 *Quaker City Bancorp, Inc.  ..........            3,600                 61,875
 *Quaker Fabric Corp.  ................           64,000                664,000
  Quaker State Corp.  .................          215,000              3,681,875
 *Quality Semiconductor, Inc.  ........           43,900                334,738
  Quanex Corp.  .......................          205,000              5,483,750
 *Quarterdeck Office Systems, Inc.  ...           71,900                471,844
  Queens County Bancorp  ..............           49,133              2,296,968
  Quest Medical, Inc.  ................           12,360                 88,838
 *Quiksilver, Inc.  ...................            1,800                 35,888
  Quixote Corp.  ......................           78,600                717,225
 *R & B, Inc.  ........................           62,900                514,994
  RCSB Financial, Inc.  ...............           99,800              3,000,238
  RLI Corp.  ..........................           51,550              1,636,713
 *RPC Energy Services, Inc.  ..........           54,000                837,000
 *Radius, Inc.  .......................           83,150                 67,559
 *Rag Shops, Inc.  ....................           32,800                 67,650
 *Rally's Hamburgers, Inc.  ...........           60,300                254,391
 *Ramsay Health Care, Inc.  ...........           65,000                174,688
 *Ramsay Managed Care, Inc.  ..........                6                      4
  Raritan Bancorp, Inc. DE  ...........            1,050                 24,413
 #Raymond Corp.  ......................           44,432                788,668
 *Read-Rite Corp.  ....................           12,000                266,250
 *Readicare, Inc.  ....................           14,000                127,750
 *Reading Entertainment, Inc.  ........           33,736                331,035
 *Recoton Corp.  ......................            9,600                142,800
 *Redwood Empire Bancorp  .............           20,200                217,150
  Refac Technology Development  Corp.             41,385                271,589
 *Regeneron Pharmaceuticals, Inc.  ....            2,000                 38,000
  Regis Corp.  ........................           28,800                712,800
 *Reliability, Inc.  ..................           21,400                147,125
  Reliance Steel and Aluminum Co.  ....           44,200              1,657,500
 *Rentrak Corp.  ......................           63,000                240,188
 *Repligen Corp.  .....................           30,200                 34,919
 *Republic Automotive Parts, Inc.  ....           34,800                556,800
  Republic Bancorp, Inc.  .............           31,610                379,315
 *Republic Engineered Steels, Inc.  ...          340,000                765,000
  Republic Savings Financial Corp.  ...           44,100                253,575
 *Rex Stores Corp.  ...................           87,100                849,225
 *Rexel, Inc.  ........................           74,500              1,033,688
  Rexene Corp.  .......................          137,500              1,821,875
 *Rexhall Industries, Inc.  ...........           12,180                 94,395
 *Rhodes, Inc.  .......................           80,100                560,700
  Richardson Electronics, Ltd.  .......           41,400                393,300
 *Riddell Sports, Inc.  ...............           49,300                226,472
  Riggs National Corp.  ...............          253,800              4,393,913
 *Rightchoice Managed Care, Inc.
   Class A ............................           38,200                348,575
 *Rimage Corp.  .......................            3,300                 13,613
  Riser Foods, Inc. Class A  ..........           36,900              1,125,450
 *River Oaks Furniture, Inc.  .........           47,600                151,725
  Riverside Group, Inc.  ..............            3,200                  8,800
 *Roadmaster Industries, Inc.  ........          118,500                133,313
  Roanoke Electric Steel Corp.  .......           32,700                453,713
 *Roberds, Inc.  ......................            2,300                 23,000
*#Roberts Pharmaceutical Corp.  .......           18,900                210,263
 *Roberts Pharmaceutical Corp.
   (Private Placement) ................          203,700              2,039,546
  Robinson Nugent, Inc.  ..............           53,900                262,763
 *Rocky Shoes & Boots, Inc.  ..........           24,600                222,938
 *Rodman & Renshaw Capital Group,
   Inc. ...............................           19,700                 29,550

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                  Shares              Value+
                                                 ---------          ----------
 *Rohr, Inc.  .........................           70,300             $1,230,250
 *Rollins Environmental Services,
   Inc. ...............................          648,134              1,296,268
  Rollins Truck Leasing Corp.  ........          324,700              3,896,400
  Ross Stores, Inc.  ..................           52,692              2,683,999
  Rouge Steel Co. Class A  ............          123,700              2,675,013
 *Royal Appliance Manufacturing Co.  ..           44,900                353,588
 *Royal Grip, Inc.  ...................           16,300                 40,750
  Russ Berrie & Co., Inc.  ............          169,300              2,983,913
 *Ryans Family Steak Houses, Inc.  ....          335,900              2,319,809
  Rykoff-Sexton, Inc.  ................          112,875              1,636,688
  Ryland Group, Inc.  .................          137,064              1,901,763
 *S&K Famous Brands, Inc.  ............           48,700                447,431
*#SBE, Inc.  ..........................           14,100                 61,688
 *SPS Technologies, Inc.  .............           25,200              1,581,300
  SPX Corp.  ..........................          101,700              3,228,975
 *STM Wireless, Inc. Class A  .........            3,300                 23,719
 *Safety 1st, Inc.  ...................           23,400                264,713
  Saint Francis Capital Corp.  ........           37,600              1,010,500
  Saint Paul Bancorp, Inc.  ...........          136,500              3,847,594
 *Salant Corp. DE  ....................          107,200                375,200
 *San Filippo (John B.) & Son, Inc.  ..           67,400                349,638
  Sanderson Farms, Inc.  ..............           68,000              1,083,750
  Sands Regent Casino Hotel  ..........           43,282                132,551
  Santa Monica Bank CA  ...............           43,900                707,888
  Savannah Foods & Industries, Inc.  ..            3,278                 46,712
 *Savoy Pictures Entertainment, Inc.  .          105,900                344,175
 *Scan-Optics, Inc.  ..................           43,400                162,750
 *Schieb (Earl), Inc.  ................           20,500                140,938
 *Schuler Homes, Inc.  ................          155,500                913,563
  Schultz Sav-O Stores, Inc.  .........           10,200                147,900
 *Scientific Software-Intercomp, Inc.                700                    277
 *Scios-Nova, Inc.  ...................          209,300              1,190,394
  Scope Industries, Inc.  .............            4,200                208,950
 *Score Board, Inc.  ..................           32,500                 86,328
  Seaboard Corp.  .....................              100                 22,400
 *Seacor Holdings, Inc.  ..............           17,700              1,119,525
  Seafield Capital Corp.  .............           43,300              1,504,675
  Sealright Co., Inc.  ................           73,100                840,650
 *Secom General Corp.  ................           32,000                 88,000
  Security Capital Corp. W.I.  ........           12,700                906,463
  Security Connecticut Corp.  .........           68,000              2,346,000
 *Seda Specialty Packaging Corp.  .....            9,600                181,800
  Selas Corp. of America  .............           30,000                487,500
  Selective Insurance Group, Inc.  ....           98,000              3,344,250
 *Selfix, Inc.  .......................            4,900                 28,788
 *Seneca Foods Corp.  .................           10,500                171,938
 *Sequa Corp.  ........................            4,800                244,800
 *Sequa Corp. Class A  ................           45,700              1,828,000
 *Sequent Computer Systems, Inc.  .....          390,000              6,605,625
 *Sequoia Systems, Inc.  ..............           55,400                122,053
 *Serv-Tech, Inc.  ....................           47,755                140,280
 *Service Merchandise Co., Inc.  ......          834,000              4,587,000
 *Servico, Inc.  ......................           30,400                471,200
 *Shaman Pharmaceuticals  .............           35,800                214,800
 *Sharper Image Corp.  ................           56,500                194,219
  Shelby Williams Industries, Inc.  ...            8,000                103,500
 *Shiloh Industries, Inc.  ............          156,300              2,618,025
 *Shoe Carnival, Inc.  ................           97,000                521,375
 *Sholodge, Inc.  .....................           46,900                627,288
 *Shoney's, Inc.  .....................           32,304                266,508
  Shopko Stores, Inc.  ................          258,800              4,011,400
 *Show Biz Pizza Time, Inc.  ..........          141,600              2,301,000
  Showboat, Inc.  .....................           53,300                992,713
  Sifco Industries, Inc.  .............           35,600                382,700

THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                                  Shares              Value+
                                                 ---------          ----------
 *Sigma Circuits, Inc.  ...............           20,600             $  135,188
 *Sigma Designs, Inc.  ................           11,300                105,231
 *Signal Technology Corp.  ............           41,000                302,375
 *Silicon Valley Bancshares  ..........           26,700                801,000
 *Silicon Valley Group, Inc.  .........          113,600              2,399,800
  Simmons First National Corp.
   Class A ............................           27,400              1,096,000
  Simpson Industries, Inc.  ...........          134,000              1,390,250
 *Sizzler International, Inc.  ........          212,700                611,513
  Skyline Corp.  ......................           61,100              1,588,600
  Skywest, Inc.  ......................          123,900              1,757,831
  Smith (A.O.) Corp.  .................          138,500              4,103,063
  Smith (A.O.) Corp. Convertible
   Class A ............................           32,800                951,200
 *Smith Environmental Technologies
   Corp. ..............................           54,200                 44,038
 *Smiths Food & Drug Centers, Inc.
   Class B ............................            7,600                229,900
  Snyder Oil Corp.  ...................          223,500              3,855,375
 *Softech, Inc.  ......................           31,300                 86,075
*#Software Publishing Corp.  ..........           86,000                120,938
 *Software Spectrum, Inc.  ............           27,900                861,413
 *Sound Advice, Inc.  .................           16,600                 28,531
  South Jersey Industries, Inc.  ......           71,977              1,736,445
  Southdown, Inc.  ....................          135,200              4,410,900
 *Southern Electronics Corp.  .........           51,200                531,200
 *Southwall Technologies, Inc.  .......           40,800                272,850
  Southwest Bancshares, Inc. DE  ......           19,500                358,313
  Southwest Securities Group, Inc  ....           35,300                452,281
  Southwestern Energy Co.  ............          289,900              4,638,400
 *Spacelabs Medical, Inc.  ............          116,900              2,352,613
 *Spaghetti Warehouse, Inc.  ..........           44,800                224,000
  Span-American Medical System,  Inc.             25,300                107,525
 *Sparton Corp.  ......................          100,600                804,800
 *Spec's Music, Inc.  .................           36,900                 41,513
 *Specialty Chemical Resources, Inc.  .           23,000                 40,250
 *Specialty Paperboard, Inc.  .........           27,700                498,600
 *Spectran Corp.  .....................           53,500                939,594
 *Speizman Industries, Inc.  ..........           26,500                146,578
 *Sport Chalet, Inc.  .................           42,300                142,763
 *Sport Supply Group, Inc.  ...........           46,600                273,775
*#Sportmart, Inc.  ....................           38,700                128,194
 *Sportmart, Inc. Class A  ............           43,500                127,781
 *Sports & Recreation, Inc.  ..........          195,000              1,681,875
 *Sports Club Co., Inc.  ..............           17,000                 44,625
 *Stacey's Buffet, Inc.  ..............            2,140                  1,404
 *Staff Builders, Inc. Class A  .......          157,900                384,881
 *Stage II Apparel Corp.  .............           31,600                 79,000
 *Standard Commercial Corp.  ..........           89,582              1,209,356
 *Standard Management Corp.  ..........           22,900                107,344
 *Standard Microsystems Corp.  ........           89,900                988,900
  Standard Motor Products, Inc.
   Class A ............................           94,000              1,292,500
  Standard Pacific Corp. DE  ..........          205,872              1,209,498
  Standard Products Co.  ..............          265,900              6,082,463
 *Stanford Telecommunications, Inc.  ..           17,500                492,188
 *Stanley Furniture, Inc.  ............           32,600                533,825
  Stant Corp.  ........................          195,500              2,443,750
 *Staodyn, Inc.  ......................           19,700                 26,472
 *Starcraft Corp.  ....................           12,800                 48,800
  Starret Housing Corp.  ..............           62,600                696,425
  Starrett (L.S.) Co. Class A  ........           48,700              1,351,425
 *Station Casinos, Inc.  ..............           41,000                435,625
  Steel Technologies, Inc.  ...........           66,100                834,513

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                   Shares              Value+
                                                 ---------          ----------
 *Steel of West Virginia, Inc.  .......           68,000             $  382,500
  Stepan Co.  .........................           82,100              1,559,900
  Sterling Bancorp  ...................           63,500                944,563
 *Sterling Financial Corp. WA  ........           42,180                572,066
 *Stevens International  ..............           53,000                 72,875
  Stewart Information Services Corp.  .           48,200              1,015,213
  Stifel Financial Corp.  .............           32,000                264,000
 *Stokely USA, Inc.  ..................           84,000                157,500
  Stone & Webster, Inc.  ..............          104,300              3,402,788
 *Stratus Computer, Inc.  .............          154,000              3,965,500
  Strawbridge & Clothier Class A  .....           71,881              1,195,022
 *Streamlogic Corp.  ..................          136,100                204,150
  Stride Rite Corp.  ..................          113,700              1,137,000
 *Strouds, Inc.  ......................           98,000                392,000
 *Stuart Entertainment, Inc.  .........           43,700                245,813
 *Sulcus Computer Corp.  ..............           92,000                195,500
  Sullivan Dental Products, Inc.  .....           39,300                520,725
  Sumitomo Bank of California  ........           39,600              1,014,750
 *Summit Care Corp.  ..................           57,000                840,750
 *Summit Technology, Inc.  ............           12,000                 62,625
 *Sun Coast Plastics, Inc.  ...........            2,300                  7,906
 *Sun Healthcare Group, Inc.  .........          178,000              2,225,000
 *Sun Sportswear, Inc.  ...............           41,900                 86,419
  Sun Television and Appliances, Inc.            206,300                541,538
 *Sunbelt Nursery Group, Inc.  ........           22,700                 34,050
 *Sunrise Medical, Inc.  ..............           98,800              1,420,250
 *Sunrise Resources, Inc.  ............           47,700                205,706
  Superior Surgical Manufacturing
   Co., Inc. ..........................           60,700                781,513
 *Surety Capital Corp.  ...............            3,000                 12,938
  Susquehanna Bancshares, Inc.  .......           94,810              3,353,904
 *Swift Energy Corp.  .................           30,170                954,126
 *Swiss Army Brands, Inc.  ............           79,000              1,106,000
 *Sybron Chemicals, Inc.  .............            1,600                 25,600
 *Symix Systems, Inc.  ................            8,600                 66,113
 *Syms Corp.  .........................          128,700              1,126,125
 *Syncor International Corp. DE  ......           69,600                700,350
 *Syntellect, Inc.  ...................           52,400                258,725
 *Syquest Technology, Inc.  ...........           75,900                374,756
 *Syratech Corp.  .....................           18,900                585,900
 *TBC Corp.  ..........................           24,000                175,500
  TCBY Enterprises, Inc.  .............          167,866                713,431
 *TCC Industries, Inc.  ...............            6,500                 10,563
 *TCI International, Inc.  ............           24,600                178,350
  TJ International, Inc.  .............          105,800              2,301,150
  TR Financial Corp.  .................           59,800              1,752,888
 *TRC Companies, Inc.  ................           49,550                247,750
 *TRM Copy Centers Corp.  .............           38,000                401,375
 *TSF Communications Corp.  ...........            2,000                 50,750
  Tab Products Co. DE  ................           34,800                269,700
 *Taco Cabana Inc.  ...................          187,900              1,256,581
 *Tandy Brand Accessories, Inc.  ......              500                  3,188
 *Tandy Crafts, Inc.  .................           91,400                605,525
 *Tanknology Environmental, Inc.  .....          101,300                208,931
  Tasty Baking Co.  ...................            2,400                 35,100
 *Team, Inc.  .........................           56,500                 88,281
 *Tech-Sym Corp.  .....................           41,700              1,214,513
 *Technical Communications Corp.  .....            3,900                 37,538
  Technitrol, Inc.  ...................            3,000                108,000
 *Tekelec  ............................           17,600                239,800
 *Telco Systems, Inc.  ................           43,500                766,688
  Telxon Corp.  .......................           51,300                618,806
 *Temtex Industries, Inc.  ............           29,700                 87,244
 *Tesoro Petroleum Corp.  .............          133,500              1,935,750
 *Tetra Technologies, Inc.  ...........           37,900                964,081

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                   Shares              Value+
                                                 ---------          ----------
  Texas Industries, Inc.  .............           71,981             $4,093,919
 *Texfi Industries, Inc.  .............           29,100                 72,750
 *Theratx, Inc.  ......................          108,700              1,141,350
  Thiokol Corp.  ......................           14,400                662,400
  Thomas Industries, Inc.  ............           83,700              1,694,925
  Thomaston Mills, Inc.  ..............           34,800                395,850
  Thor Industries, Inc.  ..............            1,600                 38,200
 *Thorn Apple Valley, Inc.  ...........           46,915                598,166
 *Timberland Co. Class A  .............            9,800                379,750
 *Tipperary Corp.  ....................           40,000                200,000
  Titan Holdings, Inc.  ...............           76,008              1,140,120
 #Titan Wheel International, Inc.  ....          103,500              1,371,375
  Toastmaster, Inc.  ..................           50,800                152,400
*#Todays Man, Inc.  ...................           86,000                150,500
 *Todd Shipyards Corp.  ...............           71,300                490,188
  Todd-AO Corp. Class A  ..............            3,740                 39,738
  Tower Air, Inc.  ....................          149,300                452,566
 *Tracor, Inc.  .......................           23,700                519,919
 *Trak Auto Corp.  ....................           40,200                668,325
*#Trans World Airlines, Inc.  .........          208,000              1,612,000
 *Trans World Entertainment Corp.  ....           82,600                660,800
 *TransNet Corp.  .....................            3,000                  9,281
 *Transcend Services, Inc.  ...........           20,100                118,088
  Transnational RE Corp. Class A  .....            8,400                210,525
  Transport Leasing International,
   Inc. ...............................           26,500                127,531
  Transport Lux Corp.  ................            2,546                 31,189
  Transtechnology Corp.  ..............           39,200                759,500
*#Travel Ports of America, Inc.  ......           45,300                118,913
  Treadco, Inc.  ......................           40,000                387,500
 *Tremont Corp. DE  ...................           35,833              1,303,425
 *Trend-Lines, Inc. Class A  ..........           70,900                345,638
  Trenwick Group, Inc.  ...............           32,000              1,572,000
 *Triangle Pacific Corp.  .............           30,000                654,375
 *Tricord Systems, Inc.  ..............           89,500                183,195
 *Trimark Holdings, Inc.  .............           30,300                155,288
 *Triple S Plastics, Inc.  ............           25,500                208,781
 *Tripos, Inc.  .......................           16,166                256,635
 *Trism, Inc.  ........................           36,000                137,250
 *Truevision, Inc.  ...................           82,200                218,344
 *Tuesday Morning Corp.  ..............           54,700              1,189,725
 *Tultex Corp.  .......................          201,107              1,432,887
 *Turner Corp.  .......................           21,932                189,164
  Twin Disc, Inc.  ....................           19,900                430,338
 *Tyco Toys, Inc.  ....................          300,600              3,532,050
 *Tyler Corp.  ........................          151,700                246,513
  U.S. Bancorp, Inc.  .................           35,900              1,453,950
 *UNC, Inc.  ..........................          125,600              1,161,800
  UNR Industries, Inc.  ...............           83,800                565,650
 *URS Corp.  ..........................           59,402                497,492
 *US Servis, Inc.  ....................           18,400                 50,025
 *US Xpress Enterprises, Inc.
   Class A ............................           26,100                234,900
 *USData Corp.  .......................            6,750                 45,984
 *USMX, Inc.  .........................           12,000                 18,000
  UST Corp.  ..........................           37,500                698,438
 *Ultimate Electronics, Inc.  .........           52,700                158,100
 *Ultra Pacific, Inc.  ................           31,700                128,781
 *Ultradata Corp.  ....................           25,000                121,875
  Uni-Marts, Inc.  ....................           26,100                166,388
  Unico American Corp.  ...............           44,700                416,269
 *Union Corp. DE  .....................           35,200                787,600
 *Union Switch & Signal, Inc.  ........           69,550                517,278
 *Uniroyal Technology Corp.  ..........           86,800                249,550
 *Unit Corp.  .........................           80,900                677,538

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                   Shares              Value+
                                                 ---------          ----------
 *Unit Instruments, Inc.  .............           29,400             $  295,838
 *United American Healthcare Corp.  ...            5,000                 31,875
  United Carolina Bancshares Corp.  ...           51,900              2,079,244
  United Fire Casualty Co.  ...........              450                 14,513
  United Industrial Corp.  ............           85,200                500,550
  United National Bancorp  ............            3,710                131,241
 *United Retail Group, Inc.  ..........           91,700                275,100
 *United States Energy Corp.  .........           15,700                214,894
  United States Facilities Corp.  .....           44,900                869,938
 *United States Home Corp.  ...........           85,000              2,103,750
 *United States Homecare Corp.  .......           63,900                 45,928
  United Wisconsin Services, Inc.  ....           47,600              1,231,650
 *Unitel Video, Inc.  .................           19,200                158,400
 *Universal Electronics, Inc.  ........           49,400                280,963
 *Universal Health Services, Inc.
   Class B ............................           96,200              2,717,650
 *Universal Hospital Services, Inc.  ..           58,900                552,188
 *Universal International, Inc.  ......           34,600                 80,013
 *Universal Standard Medical Labs,
   Inc. ...............................           46,600                183,488
 *Uno Restaurant Corp.  ...............           30,800                211,750
 *Uranuim Resources, Inc.  ............           57,000                527,250
 *Utilx Corp.  ........................           50,400                184,275
 *V Band Systems, Inc.  ...............           44,700                 89,400
 *VLSI Technology, Inc.  ..............          273,400              6,288,200
 *Valence Technology, Inc.  ...........          120,000                521,250
 *Vallen Corp.  .......................           55,800                941,625
  Valley Forge Corp.  .................           15,000                194,063
  Vallicorp Holdings, Inc.  ...........           29,900                603,606
 *Value City Department Stores, Inc.  .          213,600              2,723,400
 *Valuevision International, Inc.
   Class A ............................          107,000                591,844
 *Varco International, Inc.  ..........           49,400              1,130,025
 *Variflex, Inc.  .....................           43,300                221,913
 #Varlen Corp.  .......................           46,838                942,615
 *Vectra Technologies, Inc.  ..........           56,100                119,213
 *Ventura County National Bancorp  ....           62,209                303,269
 *Venture Stores, Inc.  ...............          210,679                684,707
 *Veritas DGC, Inc.  ..................           68,200              1,457,775
  Vermont Financial Services Corp.  ...           34,600              1,219,650
 *Versar, Inc.  .......................            1,300                  3,981
 *Vertex Communications Corp.  ........           29,200                503,700
 *Vicorp Restaurants, Inc.  ...........           76,600              1,072,400
 *Video Display Corp.  ................           26,400                100,650
 *Video Lottery Technologies, Inc.  ...           94,200                418,013
 *Vie de France Corp.  ................           12,000                 24,750
  Virco Manufacturing Corp.  ..........           68,264              1,126,356
  Virginia Beach Federal Financial
   Corp. ..............................           40,050                367,959
 *Volunteer Capital Corp.  ............           17,000                142,375
  Vulcan International Corp.  .........           12,200                363,713
 *WHX Corp.  ..........................          305,500              2,864,063
  WICOR, Inc.  ........................           25,000                909,375
  WLR Foods, Inc.  ....................          125,500              1,600,125
 *WPI Group, Inc.  ....................            9,200                 74,175
 *WSMP, Inc.  .........................            2,000                 14,875
  Walbro Corp.  .......................           56,052              1,114,034
  Walden Bancorp, Inc.  ...............           35,600              1,230,425
 *Walker Interactive Systems, Inc.  ...           47,600                734,825
 *Wall Data, Inc.  ....................           15,000                226,875
 *Wall Street Deli, Inc.  .............           24,700                134,306
  Walshire Assurance Co.  .............           45,934                640,205
  Warren Bancorp, Inc.  ...............           36,000                540,000
 *Washington Homes, Inc.  .............           60,900                274,050
  Washington National Corp.  ..........          108,800              3,032,800

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                   Shares              Value+
                                                 ---------          ----------
  Washington Savings Bank FSB
   Waldorf, MD ........................           23,500         $      111,625
  Watkins-Johnson Co.  ................           62,400              1,622,400
  Watts Industries, Inc. Class A  .....          210,900              4,613,438
  Webb (Del) Corp.  ...................          115,188              1,943,798
 #Webster Financial Corp.  ............           51,280              1,923,000
 *Weirton Steel Corp.  ................          275,800                723,975
 *Welcome Home, Inc.  .................           14,000                 12,250
  Wellco Enterprises, Inc.  ...........            1,600                 68,800
 *Wells-Gardner Electronics Corp.  ....           21,700                 86,800
  Werner Enterprises, Inc.  ...........          199,500              3,216,938
  Wesbanco, Inc.  .....................            5,200                156,650
  West, Inc.  .........................           29,000                830,125
  Westco Bancorp, Inc.  ...............           11,400                247,950
  Westcorp, Inc.  .....................           46,856              1,106,973
  Westerfed Financial Corp.  ..........           34,600                640,100
 *Western Beef, Inc.  .................           46,800                491,400
 *Western Micro Technology, Inc.  .....           12,300                127,613
 *Westmoreland Coal Co.  ..............           20,600                 51,500
 *Weston (Roy F.), Inc. Class A  ......           49,100                184,125
  Weyco Group, Inc.  ..................              800                 33,200
 *Whitehall Corp.  ....................              700                 27,563
  Whitney Holdings Corp.  .............           90,171              3,178,528
 *Whittaker Corp.  ....................          131,900              1,846,600
 *Wickes Lumber Co.  ..................           38,800                138,225
 *Williams Clayton Energy, Inc.  ......           49,500                807,469
  Wilshire Oil Co. of Texas  ..........           65,454                351,815
  Windmere Corp.  .....................          126,200              1,814,125
  Wiser Oil Co.  ......................           72,475              1,259,253
  Wolf (Howard B.), Inc.  .............            5,000                 31,250
  Wolohan Lumber Co.  .................           55,578                705,146
 *Wonderware Corp.  ...................          117,000              1,104,188
 *Worldcorp, Inc.  ....................           25,000                118,750
 *Worldtex, Inc.  .....................          106,600                879,450
  Worthington Foods, Inc.  ............           13,250                341,188
  Wyle Laboratories, Inc.  ............           33,200              1,195,200
 *Wyman-Gordon Co.  ...................           48,800              1,043,100
  Wynns International, Inc.  ..........           42,700              1,243,638
 *Xicor, Inc.  ........................           55,100                526,894
  Yankee Energy Systems, Inc.  ........           71,600              1,575,200
 *Yellow Corp.  .......................          196,100              2,966,013
  York Financial Corp.  ...............           54,109                906,326
 *Zale Corp.  .........................          154,500              3,070,688
 *Zaring Homes, Inc.  .................           31,100                338,213
 *Zemex Corp.  ........................           62,940                542,859
 *Zenith Electronics Corp.  ...........           29,900                396,173
  Zenith National Insurance Corp.  ....          104,100              2,862,750
 #Ziegler Co., Inc.  ..................            1,700                 31,238
 *Zilog, Inc.  ........................          139,400              3,119,075
 *Zitel Corp.  ........................           74,000              1,669,625
  Zurn Industries, Inc.  ..............           99,900              2,859,638
 *Zygo Corp.  .........................           12,600                494,550
                                                                  --------------

                                                   Shares              Value+
                                                 ---------          ----------
TOTAL COMMON STOCKS (Cost
  $1,011,280,355) .....................                          $1,231,805,985
                                                                  --------------
PREFERRED STOCKS -- (0.0%)
  Fedders Corp. Convertible (Cost
  $207,212) ...........................           53,000                311,375
                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)
 *Amvestors Financial Corp. Warrants
  Class A 04/02/02 ....................            3,620                 18,100
 *CSF Holdings, Inc. Litigation Rights
  12/30/99 ............................           40,500                      0
 *Morrison Knudsen Corp. Warrants
  03/11/03 ............................            6,975                 33,131
 *National Mercantile Bancorp
  Warrants 06/02/99 ...................              165                      0
 *Statesman Group, Inc. Contingent
  Payment Rights ......................           37,500                      0
                                                                  --------------
TOTAL RIGHTS/WARRANTS (Cost $39,234)  .                                  51,231
                                                                  --------------
                                                   Face
                                                  Amount
                                                 ---------
                                                    (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
  Repurchase Agreement, PNC
  Securities Corp. 5.45%, 12/02/96
  (Collateralized by U.S. Treasury
  Bills  4.93%, 01/16/97) (Cost
   $14,906,000) .......................          $14,906             14,906,000
                                                                  --------------
TOTAL INVESTMENTS -- (99.9%) (Cost
  $1,026,432,801) .....................                           1,247,074,591
                                                                  --------------
OTHER ASSETS AND LIABILITIES -- (0.1%)
   Other Assets .......................                               2,314,866
   Payable for Investment Securities
     Purchased  .......................                                (773,250)
   Other Liabilities ..................                                (403,659)
                                                                  --------------
                                                                      1,137,957
                                                                  --------------
NET ASSETS -- (100.0%) Applicable to
   75,301,072 Outstanding $.01 Par
   Value Shares (Unlimited Number of
   Shares Authorized) .................                          $1,248,212,548
                                                                 ===============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE .........                          $        16.58
                                                                 ===============


------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

               See accompanying Notes to Financial Statements.

                           STATEMENT OF NET ASSETS
                       THE U.S. LARGE CAP VALUE SERIES
                              NOVEMBER 30, 1996

                                                 Shares               Value+
                                                 ------             ----------
COMMON STOCKS - (98.9%)
  AK Steel Holding Corp.  ..........             29,400             $ 1,120,875
 *AMR Corp.  .......................            176,500              16,105,625
*#Advanced Micro Devices, Inc.  ....            241,900               5,866,075
  Aetna, Inc.  .....................            197,726              14,260,988
  Ahmanson (H.F.) & Co.  ...........            237,800               7,847,400
  Albemarle Corp.  .................             97,500               1,767,188
  Alexander & Baldwin, Inc.  .......             60,900               1,621,463
  Alleghany Corp.  .................              8,432               1,783,368
 *Alumax, Inc.  ....................             88,500               2,865,188
  Ambac, Inc.  .....................             47,400               3,246,900
 *Amdahl Corp.  ....................            228,333               2,711,454
  Amerada Hess Corp.  ..............            126,800               7,465,350
  American General Corp.  ..........            326,500              13,427,313
  American Greetings Corp. Class A               14,400                 407,700
  American National Insurance Co.  .             18,300               1,374,788
 #Apple Computer, Inc.  ............            319,800               7,755,150
  Argonaut Group, Inc.  ............             32,100                 950,963
  Asarco, Inc.  ....................            104,900               2,858,525
  Avnet, Inc.  .....................             50,600               2,960,100
 *BHC Communications, Inc. Class A                7,100                 725,088
  Ball Corp.  ......................            112,500               2,756,250
  Bancorp Hawaii, Inc.  ............             55,800               2,434,275
  Bankers Trust New York Corp.  ....            101,900               8,865,300
  Bear Stearns Companies, Inc.  ....            179,274               4,930,035
  Berkley (W.R.) Corp.  ............             18,200                 960,050
*#Bethlehem Steel Corp.  ...........            275,500               2,479,500
 *Beverly Enterprises  .............            231,100               3,062,075
  Block Drug Co., Inc. Class A  ....             15,928                 726,711
  Boise Cascade Corp.  .............            121,100               3,754,100
  Borg Warner Automotive, Inc.  ....             46,300               1,852,000
  Bowater, Inc.  ...................             52,600               1,979,075
 *Burlington Industries, Inc.  .....             96,800               1,052,700
  Burlington Northern Santa Fe
   Corp. ...........................            208,200              18,711,975
  CIGNA Corp.  .....................            107,508              15,198,944
 *CNA Financial Corp.  .............             90,300               9,707,250
  CSX Corp.  .......................            365,200              17,073,100
 *Cal Fed Bancorp, Inc.  ...........             58,900               1,428,325
  Centex Corp.  ....................             38,400               1,382,400
  Champion International Corp.  ....            182,000               7,826,000
  Chesapeake Corp.  ................             15,100                 460,550
  Chiquita Brands International,
   Inc. ............................             39,500                 523,375
 *Chris-Craft Industries, Inc.  ....             64,859               2,651,112
  Chrysler Corp.  ..................          1,197,826              42,522,823
  Cincinnati Financial Corp.  ......             89,560               5,373,600
  Citizens Corp.  ..................             14,000                 306,250
  Coca-Cola Enterprises, Inc.  .....            186,300               8,406,788
  Comdicso, Inc.  ..................             68,800               2,236,000
  Commerce Bancshares, Inc.  .......             50,740               2,276,966
  Commerce Group, Inc.  ............             49,600               1,190,400
  Comsat Corp. Series 1  ...........             86,100               2,260,125
 #Conrail, Inc.  ...................            115,200              11,203,200
  Consolidated Freightways, Inc.  ..            100,900               2,434,213
  Coors (Adolph) Co. Class B  ......             80,500               1,589,875
  Countrywide Credit Industries,
   Inc. ............................            144,200               4,163,775
  Cummins Engine Co., Inc.  ........             55,200               2,497,800
 #Cyprus Amax Minerals Co., Inc.  ..            238,900               5,912,775
 *DSC Communications Corp.  ........            238,500               4,307,906
  Diamond Shamrock, Inc.  ..........             47,600               1,547,000
*#Digital Equipment Corp.  .........            301,300              11,072,775

                                                 Shares               Value+
                                                 ------             ----------
  Dillard Department Stores, Inc.
   Class A .........................            246,700             $ 7,555,188
 *Dime Bancorp, Inc.  ..............            140,300               2,227,263
  Donaldson, Lufkin & Jenrette,
   Inc. ............................             86,500               3,081,563
 #Enserch Corp.  ...................             92,800               2,169,200
 *Enserch Exploration, Inc.  .......            107,100               1,218,263
  Equitable Companies, Inc.  .......            150,100               3,714,975
  Equitable of Iowa Companies  .....             19,100                 854,725
 *FHP International Corp.  .........             41,800               1,502,188
  Federal-Mogul Corp.  .............             15,500                 344,875
*#Federated Department Stores, Inc.             444,300              15,161,738
  Financial Security Assurance
   Holdings, Ltd. ..................             30,300                 962,025
  Fina, Inc. Class A  ..............             35,000               1,653,750
  Finova Group, Inc.  ..............             36,600               2,415,600
  First Citizens Bancshares, Inc.
   NC ..............................              3,700                 294,150
  First Colony Corp.  ..............             66,300               2,386,800
  First Hawaiian, Inc.  ............             44,100               1,430,494
  First of America Bank Corp.  .....             25,800               1,567,350
  Florida East Coast Industries,
   Inc. ............................             11,400               1,003,200
  Ford Motor Co.  ..................          1,903,500              62,339,626
 *Fruit of The Loom, Inc. Class A  .             57,300               2,041,313
  GATX Corp.  ......................             27,200               1,356,600
  General Motors Corp.  ............          1,284,500              74,019,293
 #General Motors Corp. Class H  ....            182,646               9,954,207
  Georgia-Pacific Corp.  ...........            164,900              11,996,475
  Golden West Financial Corp.  .....             90,800               6,129,000
  Goodyear Tire & Rubber Co.  ......             30,000               1,455,000
 *Grand Casinos, Inc.  .............              4,000                  51,000
  Great Atlantic & Pacific Tea Co.,
   Inc. ............................             51,700               1,693,175
  Great Western Financial Corp.  ...            217,800               6,779,025
  Greenpoint Financial Corp.  ......             71,600               3,454,700
  Heilig-Meyers Co.  ...............             33,900                 470,363
  Helmerich & Payne, Inc.  .........             32,000               1,720,000
  Inland Steel Industries, Inc.  ...             90,600               1,687,425
  International Paper Co.  .........            497,200              21,131,000
 *International Speciality
  Products, Inc. ...................             71,800                 870,575
 #James River Corp. of Virginia  ...            126,200               4,038,400
  K Mart Corp.  ....................          1,187,400              13,209,825
 *Kaiser Aluminum Corp.  ...........             89,000                 945,625
  LTV Corp.  .......................            225,900               2,428,425
 #Lafarge Corp.  ...................            136,700               2,631,475
  Lehman Brothers Holdings, Inc.  ..            222,600               6,483,225
  Lennar Corp.  ....................             60,000               1,560,000
  Liberty Corp.  ...................             22,000                 838,750
  Liberty Financial Companies, Inc.              81,000               2,875,500
  Lincoln National Corp.  ..........            154,850               8,342,544
  Loews Corp.  .....................            184,900              17,149,475
  Longs Drug Stores Corp.  .........             14,000                 701,750
  Longview Fibre Co.  ..............             43,100                 786,575
  Louisiana-Pacific Corp.  .........            196,400               4,443,550
  MBIA, Inc.  ......................             58,300               5,895,588
  MCI Communications Corp.  ........            333,400              10,189,538
  Mead Corp.  ......................             72,300               4,283,775
  Mercantile Stores Co., Inc.  .....             70,012               3,518,103
 *Meyer (Fred), Inc. DE  ...........             35,500               1,189,250
  Mitchell Energy & Development
   Corp. Class A ...................             29,500                 641,625

THE U.S. LARGE CAP VALUE SERIES
CONTINUED
                                                 Shares               Value+
                                                 ------             ----------
  Mitchell Energy & Development
   Corp. Class B ...................            37,200              $   785,850
 #Morgan (J.P.) & Co., Inc.  .......            94,300                8,899,563
  Murphy Oil Corp.  ................            11,600                  591,600
 *National Semiconductor Corp.  ....           254,100                6,225,450
 *Navistar International Corp.  ....           141,300                1,342,350
*#Nextel Communications Corp.
   Class A .........................           329,800                4,967,613
  Norfolk Southern Corp.  ..........           158,500               14,265,000
  Occidental Petroleum Corp.  ......           476,200               11,428,800
  Ogden Corp.  .....................           104,696                2,028,485
  Ohio Casualty Corp.  .............            47,800                1,643,125
  Old Republic International Corp.             127,950                3,470,644
  Overseas Shipholding Group, Inc.              26,400                  422,400
  PHH Corp.  .......................            66,000                2,961,750
  Paccar, Inc.  ....................            55,300                3,691,275
  Paine Webber Group, Inc.  ........            76,300                2,069,638
  Paul Revere Corp.  ...............            62,000                1,960,750
  Phelps Dodge Corp.  ..............            91,700                6,659,713
  Potlatch Corp.  ..................            94,600                4,186,050
  Providian Corp.  .................           214,500               11,475,750
  Pulte Corp.  .....................            35,700                1,093,313
*#Quantum Corp.  ...................            68,400                1,838,250
  RJR Nabisco Holdings Corp.  ......           488,080               15,618,560
  Rayonier, Inc.  ..................            40,000                1,550,000
  Reliance Group Holdings, Inc.  ...           104,800                  943,200
  Republic New York Corp.  .........            64,900                5,727,425
  Reynolds Metals Co.  .............            93,500                5,563,250
  Ryder System, Inc.  ..............           119,400                3,626,775
  Safeco Corp.  ....................           184,900                7,719,575
  Saint Paul Companies, Inc.  ......           213,400               12,563,925
 #Salomon, Inc.  ...................           219,800               10,028,375
 #Sensormatic Electronics Corp.  ...            97,200                1,944,000
  Signet Banking Corp.  ............           113,000                3,418,250
  Smiths Food & Drug Centers, Inc.
   Class B .........................             7,469                  225,937
  Southern New England
   Telecommunications Corp. ........            42,800                1,701,300
  Springs Industries, Inc. Class A              27,000                1,255,500
  St. Joe Corp.  ...................            35,000                2,314,375
  Standard Federal Bancorporation,
   Inc. ............................            15,100                  851,263
  Stone Container Corp.  ...........           237,400                3,650,025
  Sun Company, Inc.  ...............            64,080                1,602,000
  TIG Holdings, Inc.  ..............            75,300                2,296,650
 *Tandem Computers, Inc.  ..........           287,300                3,914,463
  Tecumseh Products Co. Class A  ...            20,300                1,195,163
  Tecumseh Products Co. Class B  ...             5,700                  309,938
  Telephone & Data Systems, Inc.  ..            71,400                2,668,575
  Temple-Inland, Inc.  .............           138,200                7,428,250
  Terra Industries, Inc.  ..........            26,300                  381,350
  Timken Co.  ......................            43,200                1,971,000
  Transamerica Corp.  ..............           136,400               10,826,750
  Tyson Foods, Inc. Class A  .......           113,500                3,724,219
  UMB Financial Corp.  .............            27,030                1,067,685
 *USAir Group, Inc.  ...............            12,300                  285,975
  USF&G Corp.  .....................           236,900                4,738,000
  USLIFE Corp.  ....................            72,100                2,226,088
  USX-Marathon Group, Inc.  ........           398,250                9,109,969

                                                Shares                Value+
                                                ------              ----------
  USX-US Steel Group  ..............           157,400              $ 4,741,675
  Union Camp Corp.  ................           142,600                7,005,225
  Union Pacific Corp.  .............           273,200               15,913,900
*#Union Pacific Resources Group,
   Inc. ............................           231,385                6,912,627
  Unionbancal Corp.  ...............            53,200                2,912,700
 *Unisys Corp.  ....................           218,000                1,662,250
 *United States Cellular Corp.  ....            71,000                1,988,000
  Unitrin, Inc.  ...................            51,900                2,770,163
  Valero Energy Corp.  .............            81,100                2,433,000
  Valhi, Inc.  .....................            80,100                  490,613
 *Value Health, Inc.  ..............            82,700                1,498,938
 *Viacom, Inc. Class B  ............           329,500               12,479,813
 *Vishay Intertechnology, Inc.  ....            81,600                1,713,600
  Washington Mutual, Inc.  .........            95,200                4,147,150
  Wellman, Inc.  ...................            44,600                  719,175
  Wesco Financial Corp.  ...........             8,500                1,572,500
  Westvaco Corp.  ..................           143,250                4,046,813
  Weyerhaeuser Co.  ................           124,000                5,704,000
 *Wheelabrator Technologies, Inc.  .            88,100                1,442,638
  Whirlpool Corp.  .................            56,100                2,805,000
 *Woolworth Corp.  .................           158,500                3,804,000
 *Zurich Reinsurance Centre
   Holdings, Inc. ..................            34,300                1,050,438
                                                                  --------------
TOTAL COMMON STOCKS
   (Cost $830,481,801) .............                                977,353,393
                                                                  --------------

                                                 Face
                                                Amount
                                              -----------
                                                (000)
TEMPORARY CASH INVESTMENTS --
  (0.7%)
  Repurchase Agreement, PNC
  Securities Corp. 5.45%, 12/02/96
  (Collateralized by U.S. Treasury
  Bills 4.93%, 01/16/97)
  (Cost $7,009,000) ................            $7,009                7,009,000
                                                                  --------------
TOTAL INVESTMENTS - (99.6%) (Cost
  $837,490,801) ....................                                984,362,393
                                                                  --------------
OTHER ASSETS AND LIABILITIES -
  (0.4%)
Other Assets  ......................                                  3,806,281
Payable for Fund Shares Redeemed  ..                                    (64,801)
Other Liabilities  .................                                   (162,180)
                                                                  --------------
                                                                      3,579,300
                                                                  --------------
NET ASSETS - (100.0%) Applicable to
  63,666,881 Outstanding $.01 Par
  Value Shares (Unlimited Number of
  Shares Authorized) ...............                               $987,941,693
                                                                  ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE .......                              $       15.52
                                                                  ==============

------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

               See accompanying Notes to Financial Statements.

                           STATEMENT OF NET ASSETS
                      THE JAPANESE SMALL COMPANY SERIES
                              NOVEMBER 30, 1996

                                                  Shares               Value+
                                                 -------             ----------
COMMON STOCKS - (99.0%)
 *ASK Corp., Yokohama  ................           66,000             $  267,944
  Achilles Corp.  .....................          239,000                819,069
  Aica Kogyo Co., Ltd.  ...............          102,000                590,668
  Aichi Corp.  ........................           57,000                500,879
 #Aichi Machine Industry Co., Ltd.  ...          127,000                813,559
 #Aichi Tokei Denki Co., Ltd.  ........           67,000                341,476
  Aida Engineering, Ltd.  .............          134,000                945,536
 #Akebono Brake Industry Co., Ltd.  ...          130,000                639,719
  Amada Sonoike Co., Ltd.  ............          132,000                729,596
 *Amada Wasino Co., Ltd.  .............          122,000                382,724
  Ando Corp.  .........................          120,000                511,424
 #Anest Iwata Corp.  ..................           74,000                338,787
 #Arai-Gumi, Ltd.  ....................           46,600                802,601
  Araya Industrial Co., Ltd.  .........           84,000                297,469
 #Asahi Denka Kogyo KK  ...............          105,000                898,682
  Asahi Kogyosha Co., Ltd.  ...........           48,000                272,056
 *Asahi Optical Co., Ltd.  ............          180,000                775,044
  Asahi Organic Chemicals Industry
   Co., Ltd. ..........................          147,000                962,346
  Asahi Tec Corp.  ....................           86,000                528,998
  Asanuma Corp.  ......................          117,000                536,678
 #Ashimori Industry Co., Ltd.  ........           84,000                397,118
 *Asics Corp.  ........................          307,000                771,547
  Bando Chemical Industries, Ltd.  ....          182,000                804,446
  Bank of Okinawa, Ltd.  ..............           15,600                583,972
*#Bank of Osaka, Ltd.  ................          302,000                796,134
  Bank of the Ryukyus, Ltd.  ..........           15,600                544,218
  Bunka Shutter Co., Ltd.  ............          114,000                750,316
 #CKD Corp.  ..........................           91,000                630,923
 #CMK Corp.  ..........................           76,000              1,075,220
  Cabin Co., Ltd.  ....................           67,000                312,627
  Calpis Food Industry Co., Ltd.  .....          110,000                717,223
 *Central Finance Co., Ltd.  ..........          180,000                613,708
 *Central Glass Co., Ltd.  ............          328,000              1,014,552
  Chiba Kogyo Bank, Ltd.  .............            6,600                234,306
 #Chino Corp.  ........................           70,000                330,316
 *Chisan Tokan Co., Ltd.  .............           64,000                222,144
*#Chori Co., Ltd.  ....................          137,000                457,469
 #Chuetsu Pulp and Paper Co., Ltd.  ...          172,000                782,917
 #Chugai Ro Co., Ltd.  ................          139,000                684,007
 #Chugoku Marine Paints, Ltd.  ........          111,000                473,067
  Chugokukogyo Co., Ltd.  .............           45,000                213,533
  Chukyo Coca-Cola Bottling Co.,  Ltd.            68,000                663,269
  Chukyo Sogo Bank, Ltd.  .............          203,000                909,754
  Chuo Paperboard Co., Ltd.  ..........           62,000                170,527
  Chuo Spring Co., Ltd., Nagoya  ......           90,000                494,288
 *Clarion Co., Ltd.  ..................          230,000              1,267,223
 #Cleanup Corp.  ......................           72,000                790,861
 *Co-Op Chemical Co., Ltd.  ...........           80,000                217,926
*#Copal Co., Ltd.  ....................           78,000                569,578
*#D'urban, Inc.  ......................          114,000                462,812
  Dai Nippon Construction  ............           81,000                427,777
 #Dai Nippon Toryo, Ltd.  .............          181,000                588,489
  Dai-Dan Co., Ltd.  ..................           52,000                603,163
  Dai-Ichi Hotel, Ltd., Tokyo  ........           52,000                315,290
 *Dai-Ichi Katei Denki Co., Ltd.  .....           91,000                374,236
 #Dai-Ichi Kogyo Seiyaku Co., Ltd.  ...           47,000                251,520
 *Dai-Ichi Securities Co., Ltd.  ......          228,000                781,371

                                                  Shares               Value+
                                                 -------             ----------
 #Daido Concrete Co., Ltd.  ...........           33,000             $  131,072
 #Daido Hoxan, Inc.  ..................          138,000                771,248
 #Daido Kogyo Co., Ltd.  ..............           60,000                335,325
  Daido Steel Sheet Corp.  ............           71,000                879,701
  Daidoh, Ltd.  .......................           54,000                391,476
  Daiei OMC, Inc.  ....................           90,000                353,515
  Daihen Corp.  .......................          205,000                864,675
  Daiho Corp.  ........................           96,000                565,202
 #Daiichi Cement Co., Ltd.  ...........           33,000                157,750
*#Daiichi Chuo Kisen Kaisha  ..........          390,000                856,766
  Daiichi Jitsugyo Co., Ltd.  .........           80,000                395,079
 #Daimei Telecom Engineering Corp.  ...           55,000                439,807
  Dainichiseika Colour & Chemicals
   Manufacturing Co., Ltd. ............          133,000                870,694
  Daisan Bank, Ltd.  ..................          202,000                970,949
  Daiso Co., Ltd.  ....................          112,000                402,531
 #Daisue Construction Co., Ltd.  ......          185,000                601,494
  Daito Kogyo Co., Ltd.  ..............           71,000                265,782
 *Daito Woolen Spinning & Weaving
   Co., Ltd., Tokyo ...................           42,000                152,794
 #Daiwa Danchi Co., Ltd.  .............          172,000                897,786
 #Daiwa Seiko, Inc.  ..................          134,000                666,467
 *Daiwabo Co., Ltd.  ..................          160,000                576,450
 #Dantani Corp.  ......................           68,000                268,893
  Danto Corp.  ........................           42,000                479,789
 #Denki Kogyo Co., Ltd.  ..............          104,000                852,654
  Descente, Ltd.  .....................          113,000                639,473
 *Dijet Industrial Co., Ltd.  .........           34,000                112,935
 #Dynic Corp.  ........................           52,000                254,060
 #Eagle Industry Co., Ltd.  ...........           43,000                334,402
  Ehime Bank, Ltd.  ...................          221,000              1,046,740
*#Enshu, Ltd.  ........................           69,000                264,359
*#FDK Corp.  ..........................           94,000                519,561
 #First Baking Co., Ltd.  .............           67,000                292,610
 #France Bed Co., Ltd.  ...............          161,000                993,163
  Fuji Car Manufacturing Co., Ltd.  ...           36,000                164,499
  Fuji Denki Reiki Co., Ltd.  .........           73,000                705,624
*#Fuji Kosan Co., Ltd.  ...............          117,000                372,179
  Fuji Kyuko Co., Ltd.  ...............          174,000                839,420
  Fuji Oil Co., Ltd.  .................          133,000              1,010,940
  Fuji Spinning Co., Ltd., Tokyo  .....          151,000                739,077
 *Fujii & Co., Ltd.  ..................           44,000                185,589
  Fujiko Co., Ltd.  ...................           55,000                176,406
 #Fujirebio, Inc.  ....................           60,000                475,044
 *Fujitsu General, Ltd.  ..............          149,000              1,178,383
*#Fujiya Co., Ltd.  ...................          178,000                782,074
  Fukuda Corp.  .......................           65,000                482,645
  Fukusuke Corp.  .....................           95,000                429,086
*#Fukutoku Bank, Ltd.  ................          177,000                356,178
*#Furukawa Battery Co., Ltd.  .........           45,000                271,265
  Fuso Pharmaceutical Industries,
   Ltd. ...............................          108,000                642,496
*#Ga-jo-en Kanko K.K.  ................           37,000                 42,267
  Gakken Co., Ltd.  ...................          146,000                962,214
 #Gastec Service, Inc.  ...............           41,000                254,719
 #Godo Shusei Co., Ltd.  ..............           74,000                341,388
 *Graphtec Corp.  .....................           39,000                272,452
  Gun-Ei Chemical Industry Co., Ltd.  .          154,000                637,381
 *Gunze Sangyo, Inc., Tokyo  ..........           90,000                355,888
*#Hakone Tozan Railway Co., Ltd.  .....           52,000                191,916

THE JAPANESE SMALL COMPANY SERIES
CONTINUED
                                                  Shares               Value+
                                                 -------             ----------

  Hakuyosha Co., Ltd.  ................           57,000             $  310,545
 #Hanshin Sogo Bank, Ltd.  ............          127,000                379,438
  Harima Chemicals, Inc.  .............           37,000                328,383
*#Hayashikane Sangyo Co., Ltd.  .......          128,000                380,176
 #Hisaka Works, Ltd.  .................           48,000                472,408
  Hisamitsu Pharmaceutical Co., Inc.  .           69,000                579,042
  Hitachi Electronics, Ltd.  ..........           82,000                792,619
  Hitachi Plant Engineering &
   Construction Co., Ltd. .............          100,000                657,293
*#Hitachi Seiki Co., Ltd.  ............          141,000                485,694
 #Hochiki Corp.  ......................           42,000                287,135
*#Hodogaya Chemical Co., Ltd.  ........           90,000                346,397
*#Hohsui Corp.  .......................           56,000                172,232
  Hokkai Can Co., Ltd., Tokyo  ........           93,000                611,283
 #Hokkaido Gas Co., Ltd.  .............           87,000                363,137
 #Hokko Chemical Industry Co., Ltd.  ..           41,000                225,176
*#Hoko Fishing Co., Ltd.  .............           79,000                234,640
 #Hokuriku Electric Industry Co., Ltd.           112,000                557,047
  Hokuriku Electrical Construction
   Co., Ltd. ..........................           36,000                217,645
 #Honen Corp.  ........................          119,000                694,341
 #Horiba, Ltd.  .......................           44,000                518,102
 *Hosiden Corp.  ......................           77,000                676,626
  Hosokawa Micron Corp.  ..............           28,000                369,069
  Howa Machinery, Ltd.  ...............          181,000                625,070
  Ichida and Co., Ltd.  ...............           78,000                380,404
  Ichikawa Co., Ltd.  .................           49,000                203,234
  Ichiken Co., Ltd.  ..................           48,000                285,975
 #Ichikoh Industries, Ltd.  ...........          141,000                569,947
  Idec Izumi Corp.  ...................           49,000                426,274
 #Ihara Chemical Industry Co., Ltd.  ..           73,000                486,880
 *Iino Kaiun Kaisha, Ltd.  ............          161,000                649,376
*#Ikegai Corp.  .......................           90,000                285,501
 #Ikegami Tsushinki Co., Ltd.  ........           84,000                560,984
  Inabata and Co., Ltd., Osaka  .......           78,000                538,049
  Inageya Co., Ltd.  ..................           20,000                268,893
  Ines Corp.  .........................           31,000                495,782
 #Intec, Inc.  ........................           56,000                767,663
 *Inui Steamship Co., Ltd.  ...........           31,000                 84,446
 #Ishii Iron Works Co., Ltd.  .........           52,000                223,902
*#Ishikawa Seisakusho, Ltd.  ..........           75,000                275,483
  Ishizuka Glass Co., Ltd.  ...........           49,000                226,916
  Itoki Crebio Corp.  .................           56,000                442,882
 #Iwasaki Electric Co., Ltd.  .........          110,000                475,571
  Iwatsu Electric Co., Ltd.  ..........          145,000                677,856
 *Izutsuya Co., Ltd.  .................          118,000                474,903
  JDC Corp.  ..........................          256,000                816,591
  JMS Co., Ltd.  ......................           38,000                238,752
*#Janome Sewing Machine Co., Ltd.  ....          224,000                749,947
 #Japan Aircraft Manufacturing Co.,
   Ltd. ...............................           70,000                396,749
*#Japan Aviation Electronics Industry,
   Ltd. ...............................          136,000                944,112
  Japan Carlit Co., Ltd.  .............           28,000                142,707
 *Japan Coated Paper Manufacturing
   Co., Ltd. ..........................          132,000                469,772
  Japan Digital Laboratory Co., Ltd.  .           49,500                896,046
*#Japan Metals & Chemicals Co.,
   Ltd. ...............................          201,000                768,322
 #Japan Oil Transportation Co., Ltd.  .           45,000                207,996
 #Japan Paper Industry Co., Ltd.  .....           91,000                403,822
 #Japan Pulp and Paper Co., Ltd.  .....          205,000              1,061,028
 #Japan Transcity Corp.  ..............           90,000                470,562
  Japan Vilene Co., Ltd.  .............          101,000                526,301
  Japan Wool Textile Co., Ltd.  .......           22,000                186,555

                                                  Shares               Value+
                                                 -------             ----------
*#Jeol, Ltd.  .........................           91,000             $  563,752
 #Joban Kosan Co., Ltd.  ..............          101,000                446,424
  Joshin Denki Co., Ltd.  .............           82,000              1,023,199
*#Jujiya Co., Ltd.  ...................          161,000                548,928
  Juken Sangyo Co., Ltd.  .............           72,000                568,787
*#Juki Corp.  .........................          141,000                567,469
  Kagawa Bank, Ltd.  ..................          102,350                863,409
  Kagome Co., Ltd.  ...................          114,000                846,485
  Kaken Pharmaceutical Co., Ltd.  .....          105,000                690,158
*#Kakuei (L.) Corp.  ..................          100,000                324,253
  Kamei Corp.  ........................           54,000                621,617
 #Kanaden Corp.  ......................           50,000                397,188
  Kanagawa Chuo Kotsu Co., Ltd.  ......           90,000                522,759
  Kanematsu Electronics, Ltd.  ........           38,000                328,576
*#Kansai Kisen Kaisha  ................          184,000                329,842
 #Kansei Corp.  .......................           76,000                639,789
  Kanto Auto Works, Ltd., Yokosuka  ...          100,000                759,227
  Kanto Bank, Ltd.  ...................           13,400                369,736
 #Kanto Denka Kogyo Co., Ltd.  ........           83,000                412,083
  Kanto Natural Gas Development  Co.,
   Ltd. ...............................           87,000                693,401
*#Kanto Special Steel Works, Ltd.  ....           84,000                346,924
  Kasho Co., Ltd., Tokyo  .............           46,000                440,598
  Kasumi Co., Ltd.  ...................           80,000                627,768
 #Katakura Industries Co., Ltd.  ......           49,000                456,415
  Kato Works Co., Ltd.  ...............           82,000                464,042
 #Katsumura Construction Co., Ltd.  ...           37,600                156,942
  Kawada Industries, Inc.  ............           76,000                560,984
 #Kawai Musical Instruments
   Manufacturing Co., Ltd. ............           99,000                390,606
 *Kawashima Textile Manufacturers,
   Ltd. ...............................          126,000                380,879
 *Kawasho Corp.  ......................          169,000                598,480
  Keihin Co., Ltd.  ...................          100,000                438,489
  Keiyo Co., Ltd.  ....................           88,000                966,608
 *Kenwood Corp.  ......................           14,000                 76,520
 #Kimmon Manufacturing Co., Ltd.  .....           41,000                206,081
 *Kimura Chemical Plants Co., Ltd.  ...           27,000                118,866
*#Kinki Nippon Tourist Co., Ltd.  .....           94,000                611,248
 #Kinki Sharyo Co., Ltd., Nagaokakyo  .          101,000                458,849
  Kinseki, Ltd.  ......................           46,000                590,158
 *Kinsho-Mataichi Corp.  ..............           42,000                138,401
 *Kinugawa Rubber Industrial Co.,
   Ltd. ...............................           83,000                262,566
 *Kioritz Corp.  ......................           96,000                306,221
  Kita-Nippon Bank, Ltd.  .............           10,920                546,960
  Kitagawa Iron Works Co., Ltd.  ......          124,000                512,127
  Kitano Construction Corp.  ..........          110,000                594,464
  Kitz Corp.  .........................          193,000                810,668
 #Koa Corp.  ..........................           62,000                828,120
 #Koatsu Gas Kogyo Co., Ltd.  .........           78,000                421,529
 *Kobe Kiito Co., Ltd.  ...............           53,000                132,267
 #Kokune Corp.  .......................           42,000                147,627
  Kokusai Kogyo Co., Ltd.  ............           56,000                634,798
  Komai Tekko, Inc.  ..................           53,000                391,213
  Komatsu Construction Co., Ltd.  .....           29,000                154,174
  Komatsu Forklift Co., Ltd.  .........          127,000                804,631
  Komatsu Seiren Co., Ltd.  ...........           63,000                553,603
 #Komatsu Zenoah Co.  .................           75,000                355,888
  Kosei Securities Co., Ltd.  .........          137,000                553,779
 #Krosaki Corp.  ......................           96,000                389,736
 #Kumiai Chemical Industry Co., Ltd.,
   Tokyo ..............................          122,000                623,937
 #Kyodo Shiryo Co., Ltd.  .............          145,000                504,569
  Kyoei Tanker Co., Ltd.  .............           53,000                176,977

THE JAPANESE SMALL COMPANY SERIES
CONTINUED
                                                  Shares               Value+
                                                 -------             ----------
 *Kyokuyo Co., Ltd.  ..................          167,000             $  768,963
 #Kyosan Electric Manufacturing Co.,
   Ltd. ...............................           87,000                558,084
 *Kyotaru Co., Ltd.  ..................           68,000                388,401
  Kyowa Leather Cloth Co., Ltd.  ......           32,000                298,067
  Kyushu Bank, Ltd.  ..................          135,000                523,155
  Life Corp.  .........................           77,000                676,626
  Magara Construction Co., Ltd.  ......           61,000                283,023
  Makino Milling Machine Co., Ltd.  ...          131,000                955,448
 #Maruei Department Store Co., Ltd.  ..           72,000                379,613
  Marusan Securities Co., Ltd.  .......          119,000                988,181
  Maruwn Corp.  .......................           38,000                207,030
 #Maruyama Manufacturing Co., Inc.  ...           73,000                259,798
 #Maruzen Co., Ltd.  ..................          151,000                906,265
 #Maruzen Showa Unyu Co., Ltd.  .......          148,000                703,585
  Matsui Construction Co., Ltd.  ......           40,000                285,764
 #Matsuo Bridge Co., Ltd.  ............           37,000                199,956
 #Matsuya Co., Ltd.  ..................           74,000                424,622
 *Meiji Shipping Co., Ltd.  ...........           47,000                198,243
  Meisei Industrial Co., Ltd.  ........           29,000                127,417
  Meito Sangyo Co., Ltd.  .............           38,000                497,540
 *Meiwa Trading Co., Ltd.  ............           55,000                209,271
  Mikuni Coca-Cola Bottling Co., Ltd.             42,000                560,984
 #Misawa Resort Co., Ltd.  ............           40,000                386,643
 #Mitsuba Corp.  ......................           51,000                506,415
 *Mitsuba Electric Manufacturing Co.,
   Ltd. ...............................            4,000                 43,234
 #Mitsubishi Kakoki Kaisha, Ltd.  .....          117,000                699,121
  Mitsubishi Pencil Co., Ltd.  ........           49,000                443,497
*#Mitsubishi Shindoh Co., Ltd.  .......           82,000                321,371
 *Mitsubishi Steel Manufacturing Co.,
   Ltd. ...............................          211,000              1,116,186
  Mitsuboshi Belting, Ltd.  ...........          153,000                806,678
  Mitsui Construction Co., Ltd.  ......          291,000                958,919
 #Mitsui High-Tec, Inc.  ..............           50,000              1,063,269
 #Mitsui Matsushima Co., Ltd.  ........           90,000                355,888
 *Mitsui Mining Co., Ltd.  ............          225,000                893,673
 #Mitsui Sugar Co., Ltd.  .............          116,000                407,733
  Mitsumi Electric Co., Ltd.  .........            3,000                 54,833
  Mitsuuroko Co., Ltd.  ...............           98,000                688,067
  Miura Kogyo Co., Ltd.  ..............           42,000                616,344
 #Miyaji Iron Works Co. Ltd.  .........           90,000                384,359
 *Miyakoshi Corp.  ....................           18,000                123,374
  Miyazaki Bank, Ltd.  ................          162,000                925,308
*#Miyoshi Oil & Fat Co., Ltd.  ........          120,000                438,664
  Miyuki Keori Co., Ltd.  .............           50,000                397,627
  Morita Fire Pump Manufacturing  Co.,
   Ltd. ...............................           72,000                400,492
 *Morozoff, Ltd., Osaka  ..............           50,000                213,533
  Mory Industries, Inc.  ..............           66,000                318,981
 *Mutoh Industries, Ltd.  .............           61,000                313,576
  Mutow Co., Ltd.  ....................           38,000                210,369
  NEC System Integration &
   Construction, Ltd. .................           20,000                478,032
 #Nabco, Ltd.  ........................          120,000                557,821
 *Nagasakiya Co., Ltd. (Tokyo)  .......           38,000                180,316
  Nagatanien Co., Ltd.  ...............           53,000                414,033
  Naigai Co., Ltd.  ...................          109,000                451,134
  Nakabayashi Co., Ltd.  ..............           92,000                493,146
  Nakamuraya Co., Ltd.  ...............           85,000                472,056
  Nakano Corp.  .......................           66,000                234,886
  Nakayama Steel Works, Ltd.  .........          170,000                884,359
 *National Securities Co., Ltd.  ......           98,000                322,935
  Neturen Co., Ltd., Tokyo  ...........           67,000                430,378
  Nichia Steel Works, Ltd.  ...........           59,000                400,764

                                                  Shares               Value+
                                                 -------             ----------
 #Nichias Corp.  ......................          198,000             $  892,566
 #Nichiban Co., Ltd.  .................           58,000                332,812
*#Nichiboshin, Ltd.  ..................          119,000                408,866
  Nichiei Construction Co., Ltd.  .....           89,000                646,775
 *Nichimo Co., Ltd.  ..................           54,000                205,940
  Nichimo Corp.  ......................           85,000                342,091
  Nichireki Co., Ltd.  ................           44,000                359,578
  Nichiro Corp.  ......................          243,000                886,160
  Nifco, Inc.  ........................           88,000                966,608
 *Nihon Kentetsu Co., Ltd.  ...........           27,000                174,622
  Nihon Kohden Corp.  .................           68,000                544,956
 #Nihon Matai Co., Ltd.  ..............           50,000                281,195
  Nihon Nohyaku Co., Ltd.  ............          103,000                635,378
 #Nihon Nosan Kogyo K.K.  .............          188,000                611,248
  Nihon Parkerizing Co., Ltd.  ........           92,000                493,146
*#Nihon Spindle Manufacturing Co.,
   Ltd. ...............................           56,000                196,344
  Nihon Tokushu Toryo Co., Ltd.  ......           35,000                154,394
  Niigata Chuo Bank, Ltd.  ............          130,000                365,554
 #Nikken Chemicals Co., Ltd.  .........          109,000                680,053
  Nikkiso Co., Ltd.  ..................          105,000                756,591
  Nikko Co., Ltd., Akashi  ............           65,000                451,801
  Nippon Beet Sugar Manufacturing
   Co., Ltd. ..........................          226,000                994,956
  Nippon Carbide Industries Co., Inc.,
   Tokyo ..............................           93,000                739,587
 *Nippon Carbon Co., Ltd.  ............          165,000                620,562
  Nippon Chemi-Con Corp.  .............          182,000              1,061,933
  Nippon Chemical Industrial Co.,
   Ltd. ...............................          110,000              1,188,928
  Nippon Chemiphar Co., Ltd.  .........           49,000                274,279
 #Nippon Chutetsukan KK  ..............           44,000                180,176
*#Nippon Columbia Co., Ltd.  ..........           99,000                554,156
  Nippon Concrete Industries Co.,
   Ltd. ...............................           65,000                271,309
  Nippon Conlux Co., Ltd.  ............           63,000                575,747
*#Nippon Conveyor Co., Ltd.  ..........           43,000                203,664
  Nippon Denko Co., Ltd.  .............          159,000                597,996
  Nippon Densetsu Kogyo Co., Ltd.  ....           99,000                974,341
 *Nippon Electric Industry Co., Ltd.  .           67,000                293,787
  Nippon Felt Co., Ltd.  ..............           28,000                159,192
 #Nippon Formula Feed
   Manufacturing Co., Ltd. ............          100,000                350,615
 #Nippon Gas Co., Ltd.  ...............           62,000                390,633
 *Nippon Housing Loan Co., Ltd.  ......           62,000                    545
  Nippon Hume Pipe Co., Ltd.  .........           38,000                220,721
*#Nippon Kasei Chemical Co., Ltd.  ....          113,000                333,638
 #Nippon Kinzoku Co., Ltd.  ...........           93,000                365,299
  Nippon Koei Co., Ltd., Tokyo  .......          137,000                876,415
 #Nippon Koshuha Steel Co., Ltd.  .....          151,000                486,968
*#Nippon Lace Co., Ltd.  ..............           26,000                159,930
  Nippon Metal Industry Co., Ltd.  ....          241,000                900,044
  Nippon Pipe Manufacturing Co.,  Ltd.            35,000                175,308
 #Nippon Piston Ring Co., Ltd.  .......          117,000                468,822
  Nippon Road Co., Ltd.  ..............          112,000                691,880
  Nippon Shinyaku Co., Ltd.  ..........          103,000                914,148
  Nippon Signal Co., Ltd.  ............           90,000                854,130
 #Nippon Soda Co., Ltd.  ..............          129,000              1,039,482
 *Nippon Steel Chemical Co., Ltd.  ....          202,000                745,518
  Nippon Synthetic Chemical Industry
   Co., Ltd. ..........................          152,000                731,951
  Nippon Thompson Co., Ltd.  ..........          109,000                808,401
  Nippon Valqua Industries, Ltd.  .....          119,000                472,654
  Nippon Yakin Kogyo Co., Ltd.  .......          243,000                822,100

THE JAPANESE SMALL COMPANY SERIES
CONTINUED
                                                  Shares               Value+
                                                 -------             ----------
 #Nippon Yusoki Co., Ltd.  ............           49,000             $  246,722
 #Nissan Construction Co., Ltd.  ......          119,000                571,995
 #Nisseki House Industry Co., Ltd.  ...          130,000                392,970
 #Nissha Printing Co., Ltd.  ..........           66,000                788,752
 #Nissin Corp.  .......................          150,000                843,585
  Nissin Electric Co., Ltd.  ..........          158,000                957,996
  Nitsuko, Ltd.  ......................           20,000                167,838
  Nittetsu Mining Co., Ltd.  ..........          122,000              1,050,615
 *Nitto Boseki Co., Ltd.  .............          355,000              1,079,350
 #Nitto Chemical Industry Co., Ltd.  ..           88,000                481,757
  Nitto Flour Milling Co., Ltd.  ......           54,000                260,984
*#Nitto Seiko Co., Ltd.  ..............           56,000                265,729
 *Nitto Seimo Co., Ltd.  ..............           32,000                118,664
  Nittoc Construction Co., Ltd.  ......           61,000                451,872
 #Nohmi Bosai, Ltd.  ..................           59,000                534,007
  Noritz Corp.  .......................           42,000                572,056
  North Pacific Bank, Ltd.  ...........          198,000              1,066,555
 *Nozaki and Co., Ltd.  ...............           56,000                177,645
*#O-M, Ltd.  ..........................           46,000                167,750
 *OKK Corp.  ..........................          101,000                357,671
  OSG Manufacturing Co., Ltd.  ........          154,000                944,569
  Obayashi Road Corp.  ................           65,000                374,121
 #Odakyu Construction Co., Ltd.  ......           29,000                170,738
*#Odakyu Real Estate Co., Ltd.  .......           58,000                259,930
  Ohki Corp.  .........................           73,000                349,605
 *Ohkura Electric Co., Ltd.  ..........           34,000                242,004
  Okabe Co., Ltd.  ....................           39,000                335,852
 *Oki Electric Cable Co., Ltd.  .......           56,000                255,888
*#Okuma and Howa Machinery, Ltd.  .....           69,000                280,123
  Okura Industrial Co., Ltd.  .........           96,000                569,420
 *Okura and Co., Ltd.  ................          189,000                880,228
 *Ono Sokki Co., Ltd.  ................           43,000                277,724
  Optec Dai-Ichi Denko Co., Ltd.  .....          178,000                688,225
  Organo Corp.  .......................           85,000                699,868
 #Origin Electric Co., Ltd.  ..........           49,000                415,510
  Osaka Oxygen Industries, Ltd.  ......          123,000                415,044
 #Osaki Electric Co., Ltd.  ...........           56,000                342,988
  Pacific Industrial Co., Ltd.  .......           78,000                363,269
 *Pacific Metals Co., Ltd.  ...........           46,000                168,963
 #Parco Co., Ltd.  ....................           82,000                756,591
*#Pasco Corp.  ........................          138,000                696,063
  Pilot Corp.  ........................           32,000                194,025
 #Pokka Corp.  ........................           44,000                405,975
 #Press Kogyo Co., Ltd.  ..............          143,000                464,938
  Prima Meat Packers, Ltd.  ...........          230,000                697,276
 #Rasa Industries, Ltd.  ..............           99,000                634,192
  Renown Look, Inc.  ..................           50,000                295,255
  Rheon Automatic Machinery Co.,  Ltd.            40,000                316,344
 *Rhythm Watch Co., Ltd.  .............          213,000                746,810
  Riken Corp.  ........................          161,000                670,598
 #Riken Vinyl Industry Co., Ltd.  .....           98,000                838,770
  Rohto Pharmaceutical Co., Ltd.  .....           76,000                754,657
  Royal Co., Ltd.  ....................           61,000              1,152,460
 #Ryobi, Ltd.  ........................          190,000                824,780
  Ryoden Trading Co., Ltd.  ...........           73,000                543,972
  Ryoyo Electro Corp.  ................           47,000                854,921
  S.T. Chemical Co., Ltd.  ............           48,000                389,736
 #SMK Corp.  ..........................          116,000                570,826
 #SS Pharmaceutical Co., Ltd., Tokyo  .           41,000                268,409
 #SXL Corp.  ..........................          117,000                936,617
 #Saeki Kensetsu Kogyo Co., Ltd.  .....           71,000                284,499
  Sagami Co., Ltd.  ...................           60,000                401,757
  Sakai Chemical Industry Co., Ltd.  ..          150,000                765,817
 #Sakai Heavy Industries, Ltd.  .......           60,000                390,158

                                                  Shares               Value+
                                                 -------             ----------
  Sakai Ovex Co., Ltd.  ...............           85,000             $  374,209
 #Sakata Inx Corp.  ...................           92,000                542,460
  Sakurada Co., Ltd.  .................           38,000                201,687
 #San-Ai Oil Co., Ltd.  ...............          118,000                640,808
  Sankei Building Co., Ltd.  ..........           77,000                652,267
  Sanko Metal Industrial Co., Ltd.,
   Tokyo ..............................           54,000                263,831
*#Sankyo Seiki Manufacturing Co.,
   Ltd. ...............................          125,000                791,960
  Sankyo Seiko Co., Ltd.  .............           86,000                510,861
 *Sanrio Co., Ltd.  ...................           59,000                518,453
*#Sansui Electric Co., Ltd.  ..........          353,000                806,503
  Sanyo Industries, Ltd., Tokyo  ......           48,000                242,531
  Sanyo Shokai, Ltd.  .................          190,000              1,160,369
  Sanyo Special Steel Co., Ltd.  ......          283,000                944,991
*#Sasaki Glass Co., Ltd.  .............           56,000                255,888
  Sasebo Heavy Industries Co., Ltd.,
   Tokyo ..............................          235,000                565,817
  Sata Construction Co., Ltd.,  Gumma             61,000                278,735
  Sato Shoji Corp.  ...................           31,000                207,030
 *Sawafugji Electric Co., Ltd.  .......           31,000                153,910
 #Seika Corp.  ........................          135,000                722,452
*#Seikitokyu Kogyo Co., Ltd.  .........           86,000                313,620
  Seiko Corp.  ........................           23,000                160,677
 *Seiren Co., Ltd.  ...................           81,000                469,772
  Seiyo Food Systems, Inc.  ...........          116,000              1,060,105
 #Sekisui Jushi Co., Ltd.  ............           70,000                818,102
  Sekisui Plastics Co., Ltd.  .........          150,000                738,137
  Senko Co., Ltd.  ....................          161,000                817,733
  Senshukai Co., Ltd.  ................           54,000                659,578
 *Settsu Corp.  .......................          324,000                800,035
  Shibaura Engineering Works Co.,
   Ltd. ...............................           45,000                259,007
 #Shibusawa Warehouse Co., Ltd.  ......          112,000                653,497
  Shibuya Kogyo Co., Ltd.  ............           45,000                608,963
 *Shikibo, Ltd.  ......................          155,000                374,561
  Shikoku Chemicals Corp.  ............           89,000                392,601
  Shimizu Bank, Ltd.  .................           14,300                922,337
  Shimura Kako Co., Ltd.  .............           55,000                362,478
  Shin Nippon Air Technologies Co.,
   Ltd. ...............................           33,800                442,548
  Shin-Etsu Polymer Co., Ltd.  ........          120,000                632,689
 #Shin-Kobe Electric Machinery Co.,
   Ltd. ...............................           71,000                396,178
  Shinagawa Fuel Co., Ltd.  ...........          104,000                749,385
  Shinagawa Refractories Co., Ltd.  ...           95,000              1,536,030
 #Shindengen Electric Manufacturing
   Co., Ltd. ..........................          107,000                857,504
*#Shinko Electric Co., Ltd.  ..........          154,000                664,446
  Shinko Shoji Co., Ltd.  .............           32,000                404,921
 #Shinsho Corp.  ......................          110,000                410,808
*#Shintom Co., Ltd.  ..................           53,000                207,250
*#Shinwa Kaiun Kaisha, Ltd.  ..........          238,000                579,315
 #Shinyei Kaisha  .....................           54,000                188,858
 #Shiroki Co., Ltd.  ..................          124,000                544,815
  Shochiku Co., Ltd.  .................           92,000                856,942
 #Shoko Co., Ltd.  ....................          156,000                568,893
*#Shokusan Jutaku Sogo Co., Ltd.  .....          207,000                545,694
 #Showa Highpolymer Co., Ltd.  ........           79,000                597,012
*#Showa Line, Ltd.  ...................          438,000                654,306
 #Showa Manufacturing Co., Ltd.  ......           97,000                946,134
*#Silver Seiko, Ltd.  .................           87,000                229,350
  Sintokogio, Ltd., Nagoya  ...........           87,000                729,332
  Soda Nikka Co., Ltd.  ...............           35,000                187,302

THE JAPANESE SMALL COMPANY SERIES
CONTINUED
                                                  Shares               Value+
                                                 -------             ----------
*#Sogo Co., Ltd.  .....................          211,000             $  871,441
 #Sokkisha Co., Ltd.  .................           40,000                339,192
 #Sotetsu Rosen Co., Ltd.  ............           37,000                269,859
  Star Micronics Co., Ltd.  ...........           79,000                562,996
  Subaru Enterprise Co., Ltd.  ........           36,000                264,148
  Suminoe Textile Co., Ltd.  ..........          108,000                402,390
  Sumisho Computer Systems Corp.  .....           49,000                697,540
 #Sumitomo Coal Mining Co., Ltd.  .....          107,000                487,988
  Sumitomo Construction Co., Ltd.  ....           46,000                158,858
 *Sumitomo Corporation's Leasing,
   Ltd. ...............................           35,000                158,699
 #Sumitomo Precision Products Co.,
   Ltd., Amagasaki City ...............           78,000                620,299
 #Sumitomo Seika Chemicals Co.,  Ltd.             91,000                626,924
 #Sumitomo Special Metals Co., Ltd.,
   Osaka ..............................           62,000                844,464
  Sun Telephone Co., Ltd.  ............           65,000                416,388
  Sun Wave Corp.  .....................           74,000                864,851
 *Suzutan Co., Ltd.  ..................           62,000                252,250
  TOC Co., Ltd.  ......................          100,000                966,608
 #TYK Corp.  ..........................           67,000                629,965
  Tabai Espec Corp.  ..................           34,000                391,388
  Tada Construction Co., Ltd.  ........           54,000                199,772
 #Taihei Dengyo Kaisha, Ltd.  .........           66,000                707,557
 #Taihei Kogyo Co., Ltd.  .............          114,000                521,916
 *Taiheiyo Bank, Ltd.  ................           96,000                    844
 *Taiheiyo Kaiun Co., Ltd.  ...........           72,000                151,845
 #Taiheiyo Kouhatsu, Inc.  ............           90,000                294,991
  Taiheiyo Securities Co., Ltd.  ......          156,000                529,139
  Taikisha, Ltd.  .....................           53,000                796,397
  Taisei Fire & Marine Insurance Co.,
   Ltd. ...............................          118,000                570,299
  Taisei Prefab Construction Co., Ltd.           101,000                527,188
 #Taisei Rotec Corp.  .................          127,000                695,264
 #Taito Co., Ltd.  ....................           70,000                329,701
  Taiyo Toyo Sanso Co., Ltd.  .........          193,000                749,613
 *Taka-Q Co., Ltd.  ...................           77,000                255,088
  Takada Kiko Co., Ltd.  ..............           31,000                258,787
 #Takaoka Electric Manufacturing Co.,
   Ltd., Tokyo ........................          156,000                637,434
  Takara Co., Ltd.  ...................           39,000                290,272
 #Takarabune Corp.  ...................           52,000                434,095
  Takasago International Corp.  .......          145,000                917,399
*#Takasaki Paper Manufacturing Co.,
   Ltd. ...............................          157,000                427,680
 #Takashima & Co., Ltd.  ..............           60,000                306,854
  Takiron Co., Ltd.  ..................          118,000                640,808
  Tamura Corp.  .......................          114,000                671,178
  Tamura Electric Works, Ltd.  ........           74,000                637,258
 #Tasaki Shinju Co., Ltd.  ............           53,000                425,211
*#Tateho Chemical Industries Co.,
   Ltd. ...............................          106,000                662,267
  Tatsuta Electric Wire & Cable Co.,
   Ltd. ...............................          102,000                475,044
 *Tayca Corp.  ........................           74,000                227,592
*#Teac Corp.  .........................          102,000                560,193
  Teijin Seiki Co., Ltd.  .............          115,000                550,747
  Teikoku Hormone Manufacturing  Co.,
   Ltd. ...............................           33,000                408,875
 *Teikoku Sen-I Co., Ltd.  ............           39,000                205,624
 #Teikoku Tsushin Kogyo Co., Ltd.  ....           73,000                429,789
  Teisan Kabushiki Kaisha  ............          182,000                898,805
  Tenma Corp.  ........................           50,000                847,979
 #Tesac Corp.  ........................           92,000                300,738

                                                  Shares               Value+
                                                 -------             ----------
 *Titan Kogyo Kabushiki Kaisha  .......           36,000             $  169,561
  Toa Doro Kogyo Co., Ltd.  ...........           85,000                425,747
 *Toa Steel Co., Ltd.  ................          205,000                740,378
 *Toa Wool Spinning & Weaving Co.,
   Ltd. ...............................           73,000                216,819
  Tobu Store Co., Ltd.  ...............           71,000                452,953
  Tochigi Fuji Industrial Co., Ltd.  ..           51,000                319,086
  Tochigi Sogo Bank, Ltd.  ............          106,000              1,043,234
 #Toda Kogyo Corp.  ...................           70,000                504,394
  Todentu Corp.  ......................           57,000                377,663
  Toenec Corp.  .......................          108,000                788,647
 *Toho Rayon Co., Ltd.  ...............          128,000                565,764
 #Toho Real Estate Co., Ltd.  .........           80,000                641,828
 #Toho Zinc Co., Ltd.  ................          171,000                882,047
 *Tohpe Corp.  ........................           36,000                149,947
  Tohto Suisan Co., Ltd.  .............           54,000                219,701
  Tokai Corp.  ........................          100,000                589,631
*#Tokai Kanko Co., Ltd.  ..............          132,000                197,188
 *Tokai Kogyo Co., Ltd.  ..............           82,000                356,678
 *Tokai Maruman Securities Co., Ltd.  .           99,000                452,373
 #Tokai Pulp Co., Ltd.  ...............           84,000                634,798
  Tokai Rika Co., Ltd.  ...............          108,000                915,817
 *Tokai Senko K.K. Nagoya  ............           47,000                203,199
  Tokico, Ltd.  .......................          189,000                740,721
 *Tokimec, Inc.  ......................          119,000                530,167
 #Tokin Corp.  ........................           91,000                959,578
  Toko Electric Corp.  ................           39,000                220,018
 #Toko, Inc.  .........................          143,000                804,218
  Tokushu Paper Manufacturing Co.,
   Ltd. ...............................           72,000                586,503
  Tokuyo City Bank, Ltd.  .............          115,000                185,940
  Tokyo Denki Komusho Co., Ltd.  ......           57,000                445,782
 #Tokyo Kikai Seisak  .................          105,000                814,719
 *Tokyo Nissan Auto Sales Co., Ltd.  ..           63,000                355,413
 #Tokyo Rakutenchi Co., Ltd.  .........           92,000                406,643
  Tokyo Rope Manufacturing Co.,  Ltd.            201,000                897,258
 *Tokyo Securities Co., Ltd.  .........          193,000                734,350
 #Tokyo Seimitsu Co., Ltd.  ...........           46,000                590,158
 #Tokyo Tanabe Co., Ltd., Tokyo  ......           95,000                657,821
 *Tokyo Tekko Co., Ltd.  ..............           67,000                307,329
 #Tokyo Theatres Co., Inc., Tokyo  ....          116,000                322,109
  Tokyu Car Corp.  ....................          177,000                793,234
  Tokyu Hotel Chain Co., Ltd.  ........          124,000                820,492
 #Tokyu Store Chain Corp.  ............           98,000                741,459
 *Tokyu Tourist Corp.  ................           38,000                127,223
 #Toli Corp.  .........................          101,000                515,650
  Tomoe Corp.  ........................           56,000                303,620
 *Tomoegawa Paper Co., Ltd.  ..........           55,000                214,104
 #Tomoku Co., Ltd.  ...................          157,000                820,870
 #Tonami Transportation Co., Ltd.  ....          141,000                804,121
  Topcon Corp.  .......................           68,000                540,773
  Topre Corp.  ........................           80,000                608,084
  Torishima Pump Manufacturing Co.,
   Ltd., Osaka ........................           40,000                318,453
  Toshiba Engineering & Construction
   Co., Ltd. ..........................          105,000                875,615
 *Toshiba Machine Co., Ltd.  ..........           47,000                187,091
 #Toshiba Tungaloy Co.,Ltd.  ..........          111,000                529,640
  Tosho Printing Co., Ltd.  ...........           94,000                487,346
  Tostem Viva Corp.  ..................           95,000                623,594
 #Totenko Co., Ltd.  ..................           35,000                179,613
  Totetsu Kogyo Co., Ltd.  ............           53,000                259,877
  Totoku Electric Co., Ltd., Tokyo  ...           62,000                359,578
  Towa Bank, Ltd.  ....................           36,000                230,615

THE JAPANESE SMALL COMPANY SERIES
CONTINUED
                                                  Shares              Value+
                                                 --------           ----------
*#Towa Real Estate Development Co.,
   Ltd. ...............................           160,000          $    539,895
  Toyama Chemicals Co., Ltd.  .........           221,000               937,988
  Toyo Aluminium K.K.  ................            81,000               540,949
  Toyo Chemical Co., Ltd.  ............            45,000               294,991
 #Toyo Corp.  .........................            38,000               687,873
 *Toyo Electric Co., Ltd.  ............            67,000               229,613
  Toyo Information System Co., Ltd.  ..            59,000               668,805
  Toyo Kanetsu K.K.  ..................           206,000               832,689
  Toyo Kohan Co., Ltd.  ...............           147,000             1,072,144
  Toyo Radiator Co., Ltd.  ............           104,000               439,578
 *Toyo Securities Co., Ltd.  ..........           113,000               374,350
  Toyo Shutter Co., Ltd.  .............            77,000               538,594
 #Toyo Sugar Refining Co., Ltd.  ......            60,000               176,626
 #Toyo Umpanki Co., Ltd.  .............           135,000               618,058
  Toyo Wharf & Warehouse Co., Ltd.  ...           118,000               504,974
  Tsubaki Nakashima Co., Ltd.  ........            64,000               607,381
 #Tsubakimoto Machinery &
   Engineering Co., Ltd. ..............            44,000               223,480
  Tsudakoma Corp.  ....................           101,000               567,127
  Tsugami Corp.  ......................           124,000               419,508
  Tsukamoto Co., Ltd.  ................            44,000               234,306
  Tsurumi Manufacturing Co., Ltd.  ....            38,000               380,668
  Tsutsunaka Plastic Industry Co.,
   Ltd. ...............................            71,000               566,503
  Uchida Yoko Co., Ltd.  ..............            72,000               384,042
  Ueki Corp.  .........................            47,000               202,786
  Utoc Corp.  .........................            38,000               170,299
 #Wakachiku Construction Co., Ltd.  ...           176,000               818,137
  Wakamoto Pharmaceutical Co.,  Ltd.  .            48,000               253,076
 #Yahagi Construction Co., Ltd.  ......            59,000               409,060
*#Yahagi Iron Co., Ltd.  ..............            40,000               124,780
  Yamagata Bank, Ltd.  ................           185,000             1,006,283
  Yamamura Glass Co., Ltd.  ...........           176,000               825,870
 #Yamatane Corp.  .....................            92,000               493,954
*#Yamatane Securities Co., Ltd.  ......           203,000               679,640
  Yamato International, Inc.  .........            43,000               187,417
 *Yamazen Co., Ltd.  ..................           131,000               581,327
 #Yaohan Japan Corp.  .................            62,000               272,408
  Yokogawa Bridge Corp.  ..............            64,000               674,868
 *Yokohama Matsuzakaya, Ltd.  .........            27,000                90,395

                                                  Shares              Value+
                                                 --------           ----------
  Yokohama Reito Co., Ltd.  ...........            62,000          $    697,364
  Yomeishu Seizo Co., Ltd.  ...........            46,000               368,243
 #Yomiuri Land Co., Ltd.  .............           132,000               910,545
  Yondenko Corp.  .....................            56,000               501,933
  Yoshihara Oil Mill, Ltd.  ...........            36,000               156,907
 #Yoshimoto Kogyo Co., Ltd.  ..........            49,000               667,399
 #Yuasa Trading Co., Ltd.  ............           165,000               719,156
 #Yuken Kogyo Co., Ltd.  ..............            60,000               352,197
 #Zenchiku Co., Ltd.  .................           126,000               426,274
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost $363,000,876) .................                             326,205,340
                                                                  --------------
INVESTMENT IN CURRENCY - (0.4%)
 *Japanese Yen (Cost $1,329,987)  .....                               1,325,882
                                                                  --------------

                                                   Face
                                                   Amount
                                                 ---------
                                                     (000)
TEMPORARY CASH INVESTMENTS - (1.1%)
  Repurchase Agreement, PNC
  Securities Corp. 5.45%, 12/02/96
  (Collateralized by U.S. Treasury
  Bills  4.93%, 01/16/97) (Cost
   $3,741,000) ........................          $  3,741             3,741,000
                                                                  --------------
TOTAL INVESTMENTS - (100.5%) (Cost
  $368,071,863) .......................                             331,272,222
                                                                  --------------
OTHER ASSETS AND LIABILITIES - (-0.5%)
Other Assets  .........................                               2,963,046
Payable for Investment Securities
  Purchased ...........................                              (4,459,631)
Other Liabilities  ....................                                 (93,978)
                                                                  --------------
                                                                     (1,590,563)
                                                                  --------------
NET ASSETS - (100.0%)  ................                            $329,681,659
                                                                  ==============

----------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

                 See accompanying Notes to Financial Statements

                           STATEMENT OF NET ASSETS
                     THE PACIFIC RIM SMALL COMPANY SERIES
                              NOVEMBER 30, 1996

                                                    Shares             Value+
                                                   --------           --------
MALAYSIA -- (29.5%)
COMMON STOCKS -- (28.6%)
 A&M Realty Berhad  ....................             15,000            $ 36,216
 Actacorp Holdings Berhad  .............             26,000              88,502
 Advance Synergy Berhad  ...............            299,800             474,649
 Ajinimoto (Malaysia) Berhad  ..........             44,000             125,391
 Aluminum Co. of Malaysia  .............            139,000             209,064
 Amalgamated Containers Berhad  ........             31,000              51,534
 Amalgamated Industrial Steel Berhad  ..            125,000             353,750
 Anakku Corp. Berhad  ..................             10,000              62,537
 Ancom Berhad  .........................             52,000              76,153
 Angkasa Marketing Berhad  .............             61,000              91,265
*Anson Perdana Berhad  .................             77,000             213,339
 Antah Holding Berhad  .................            312,000             427,279
 Aokam Perdana Berhad  .................            101,000             131,122
 Arab Malaysia Development Berhad  .....            778,000             538,888
 Arensi Holdings (Malaysia) Berhad  ....             22,000              76,628
*Arensi Holdings (Malaysia) Berhad
  Issue 96 .............................             11,000              37,966
 Asas Dunia Berhad  ....................             46,000             170,236
 Asia Pacific Land Berhad  .............            660,100             342,264
 Austral Amalgamated Berhad  ...........             94,000             183,796
 Austral Enterprises Berhad  ...........            208,499             406,022
 Autoways Holdings Berhad  .............             10,000              49,080
 Ayer Hitam Planting Syndicate Berhad  .             51,000             984,068
*Ayer Hitam Tin Dredging Malaysia
  Berhad ...............................             36,000              70,105
*Ayer Molek Rubber Co. Berhad  .........              1,000              46,210
 Ban Hin Lee Bank Berhad  ..............             70,500             337,641
 Bandar Raya Developments Berhad  ......            283,000             576,865
 Bank Islam (Malaysia) Berhad  .........             66,000             182,862
 Batu Kawan Berhad  ....................            394,500             827,568
 Berjaya Group Berhad  .................            973,500             716,687
 Berjaya Industrial Berhad  ............            673,000             564,718
 Berjaya Leisure Berhad  ...............            525,000             660,796
 Berjaya Singer Berhad  ................            142,000             173,109
*Berjuntai Tin Dredging Berhad  ........             36,000             225,134
*Best World Land Berhad  ...............            120,100              91,745
 Bina Puri Holdings Berhad  ............             20,000              77,578
 Bolton Properties Berhad  .............            150,000             284,979
 Boustead Holdings Berhad  .............            129,000             288,482
 Bukit Katil Rubber Estates Berhad  ....              7,000             205,027
*CHG Industries Berhad  ................             16,000              30,144
 CI Holdings Berhad  ...................             72,000             293,529
 Carlsberg Brewery Malaysia Berhad  ....            134,250             983,029
 Cement Industries of Malaysia Berhad  .            178,000             535,444
 Chase Perdana Berhad  .................             34,000              96,893
 Chemical Co. of Malaysia Berhad  ......            224,000             660,518
 Chin Teck Plantations Berhad  .........             75,000             268,652
 Chocolate Products (Malaysia) Berhad  .            188,100             123,588
 Choo Bee Metal Industries Berhad  .....             49,000              58,571
 Cold Storage (Malaysia) Berhad  .......            102,000             157,451
 Computer Forms Malaysia Berhad  .......             19,000             122,581
 Concrete Engineering Products Berhad  .             29,000              96,418

                                                    Shares              Value+
                                                   --------            --------
*Construction & Supplies House Berhad  .             64,000            $ 82,074
 Country Heights Holdings Berhad  ......             75,000             215,219
 Cycle & Carriage Bintang Berhad  ......            130,000             818,127
 DMIB Berhad  ..........................            150,000             146,052
 DNP Holdings Berhad  ..................            412,000             348,973
 Daibochi Plastic & Packaging Industry
  Berhad ...............................             32,200              88,577
 Daiman Development Berhad  ............            110,000             151,514
*Damansara Realty Berhad  ..............            362,000             204,892
*Dataprep Holdings Berhad  .............             36,000             202,335
 Datuk Keramat Holdings Berhad  ........            119,000             200,649
*Denko Industrial Corp. Berhad  ........             19,000              81,971
 Diethelm Holdings (Malaysia) Berhad  ..             26,000              31,902
 Diperdana Corp. Berhad  ...............             43,000             335,286
 Dutch Baby Milk Industry (Malaysia)
  Berhad ...............................             22,000             168,059
 Eastern & Oriental Berhad  ............             67,500             146,942
 Econstates Berhad  ....................             63,000              73,810
*FA Peninsular Berhad  .................             95,000             101,148
*FACB Berhad  ..........................            786,000             370,212
 FCW Holdings Berhad  ..................            224,000             500,930
*Faber Group Berhad Issue 96  ..........            162,000             166,713
 Far East Holdings Berhad  .............             74,000             118,915
 Federal Flour Mills Berhad  ...........            271,250             671,011
 Fima Corp. Berhad  ....................             39,000             177,518
*Gadek Capital Berhad  .................             48,000             127,291
*General Corp. Berhad  .................            423,000             272,903
 George Kent (Malaysia) Berhad  ........            122,998             192,785
 George Town Holdings Berhad  ..........            147,000             251,352
 Glenealy Plantations (Malaysia) Berhad              76,000             258,698
 Goh Ban Huat Berhad  ..................             75,000             200,376
 Gold Coin (Malaysia) Berhad  ..........             52,000             194,498
 Golden Frontier Berhad  ...............             29,000              70,592
*Golden Pharos Berhad  .................             48,000              93,473
 Golden Plus Holdings Berhad  ..........            172,000             330,861
 Gopeng Berhad  ........................             94,500             198,239
*Granite Industries Berhad  ............            111,000             192,432
 Guinness Anchor Berhad  ...............            275,000             674,847
*Gula Perak Berhad  ....................            180,000             148,189
 Guthrie Ropel Berhad  .................            160,000             310,311
 H&R Johnson (Malaysia) Berhad  ........             27,000              36,335
 HLG Capital Berhad  ...................             61,000             223,333
 Hap Seng Consolidated Berhad  .........            392,000             783,535
 Hexza Corp. Berhad  ...................            163,000             115,484
 Hil Industries Berhad  ................             22,000              64,437
 Ho Hup Construction Co. Berhad  .......             80,000             220,067
 Hock Hua Bank Berhad (Foreign)  .......             98,000             446,072
 IGB Corp. Berhad  .....................            625,000             702,552
 IOI Properties Berhad  ................             52,700             173,129
 Inchcape Timuran Berhad  ..............             57,000             189,511
*Insas Berhad  .........................            644,200             420,712
 Instangreen Corp. Berhad  .............             15,000              53,434
 Integrated Logistics Berhad  ..........             39,000              84,900
 Ipmuda Berhad  ........................             22,000              42,668
 Island & Peninsular Berhad  ...........            155,000             536,810
*Jasa Megah Industries Berhad  .........             58,000              79,889

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED
                                                     Shares             Value+
                                                    --------           --------
 Jaya Netting Industries Berhad  .......              21,000           $ 82,703
 Jeram Kuantan (Malaysia) Berhad  ......              18,000             68,395
 Johan Holdings Berhad  ................             410,000            355,393
*Johor Land Berhad  ....................             239,000            208,114
 KIG Glass Industrial Berhad  ..........              62,000             78,037
 KPJ Healthcare Berhad  ................              24,000             56,996
 Kamunting Corp. Berhad  ...............             393,000            293,992
 Kanzen Berhad  ........................             105,000            174,550
 Keck Seng (Malaysia) Berhad  ..........             316,500            448,474
 Kelanamas Industries Berhad  ..........              48,000             87,774
 Kelang Container Terminal Berhad  .....             169,000            411,379
 Kemayan Corp. Berhad  .................             344,000            462,933
 Kentucky Fried Chicken Holding
  (Malaysia) Berhad ....................             126,666            561,512
 Khong Guan Holdings (Malaysia) Berhad                21,000            182,030
 Kian Joo Can Factory Berhad  ..........             100,500            548,941
 Kim Hin Industry Berhad  ..............              42,000             69,820
 Kluang Rubber Co. (Malaysia) Berhad  ..               2,000            135,365
 Kramat Tin Dredging Berhad  ...........               1,800             26,182
 Kretam Holdings Berhad  ...............             110,500            293,034
*Kuala Lumpur Industries Holdings
  Berhad ...............................             138,000            175,880
 Kuala Sidim Berhad  ...................             123,000            294,538
*Kuantan Flour Mills Berhad  ...........              19,000             60,914
 Kuchai Development Berhad  ............                 800             20,344
 Kulim Malaysia Berhad  ................             239,800            536,264
 Kumpulan Belton Berhad  ...............              44,100            113,457
 Kumpulan Emas Berhad  .................             134,000            114,031
 Ladang Perbadanan-Fima Berhad  ........              57,000            151,158
 Landmarks Berhad  .....................             209,000            309,385
 Larut Consolidated Berhad  ............             206,000            300,051
 Leisure Management Berhad  ............             149,999            534,332
 Leong Hup Holdings Berhad  ............              29,000             32,025
 Lien Hoe Corp. Berhad  ................             240,000            234,633
 Lim Kim Hai Holdings Berhad  ..........              48,500            259,153
 Lion Corp. Berhad  ....................             108,500            221,166
 Lion Land Berhad  .....................             123,375            123,546
 Long Huat Group Berhad  ...............              33,000            118,860
 MBF Holdings Berhad  ..................           1,175,250            553,551
 MCB Holdings Berhad  ..................             199,000            152,017
 MMC Engineering Group Berhad  .........              43,000            136,157
 MUI Properties Berhad  ................             483,000            271,466
 MWE Holdings Berhad  ..................             184,500            205,933
 Malayan Cement Berhad  ................             170,000            396,992
 Malayan Flour Mills Berhad  ...........              92,400            150,678
 Malayawata Steel Berhad  ..............             182,000            355,860
 Malaysia Aica Berhad  .................             126,000            359,074
 Malaysia Assurance Alliance Berhad  ...             118,125            584,430
 Malaysia British Assurance Berhad  ....              53,000            213,972
 Malaysia Buildings Society Berhad  ....              62,000            197,546
 Malaysia Smelting Corp. Berhad  .......              37,000             69,123
 Malaysian Mosaics Berhad  .............             368,000            501,057
 Malaysian Oxygen Berhad  ..............             131,500            671,422
 Malaysian Pacific Industries  .........             187,000            762,358
 Malaysian Packaging Industry  .........              14,000             37,681
 Malaysian Plantations Berhad  .........             160,000            234,316
 Malaysian Tobacco Co. Berhad  .........             275,000            413,616
 Malex Industries Berhad  ..............              15,000            157,332
 Mamee-Double Decker (Malaysia) Berhad                18,000             57,352
 Mancon Berhad  ........................              88,000            268,196
 Maruichi Malaysia Steel Tube Berhad  ..              39,000            139,699
 Matsushita Electric Co. (Malaysia)
  Berhad ...............................              44,000            424,936

                                                     Shares            Value+
                                                  ------------        --------
 Mechmar Corp.  ........................              94,000           $129,476
 Mega First Corp. Berhad  ..............             268,000            186,693
*Menang Corp.  .........................             272,000            178,714
 Mentiga Corp. Berhad  .................              41,000            100,613
 Metacorp Berhad  ......................             193,333            596,872
 Metrojaya Berhad  .....................              34,000            123,808
 Minho (Malaysia) Berhad  ..............              46,000             61,904
 Mintye Industries Berhad  .............              12,000             33,010
 Muda Holdings Berhad  .................             208,125            192,762
 Muhibbah Engineering Berhad  ..........              19,000             67,683
 Mun Loong Berhad  .....................              40,000            259,648
 NCK Corp. Berhad  .....................              18,000             64,477
 Nam Fatt Berhad  ......................             112,000            356,857
 Nanyang Press (Malaya) Berhad  ........              70,400            260,534
 Negara Properties (Malaysia) Berhad  ..              86,000            338,690
 Negri Sembilan Oil Palms Berhad  ......              34,000            168,217
 North Borneo Timbers Berhad  ..........              30,000             96,180
 Nylex (Malaysia) Berhad  ..............             304,500            693,003
 O'Connor's Corp. Berhad  ..............              21,000             73,145
 OSK Holdings  .........................             131,000            233,327
 Olympia Industries Berhad  ............             213,000            181,259
 PJ Development Holdings Berhad  .......             345,800            277,844
 PSC Industries Berhad  ................              52,332            652,466
 PWE Industries Berhad  ................              14,000            209,183
*PWE Industries Berhad Issue 96  .......              25,200            375,781
 Pacific Chemicals Berhad  .............              55,000            164,358
 Palmco Holdings Berhad  ...............             179,000            216,798
 Pan Pacific Asia Berhad  ..............              64,000            188,720
*Panglobal Berhad  .....................              70,000            163,467
 Paramount Corp. Berhad  ...............              73,000             89,571
*Parit Perak Holdings Berhad
  Issue 96 .............................             200,000            332,476
 Park May Berhad  ......................              48,000             93,473
 Peladang Kimia Berhad  ................              78,000            217,653
 Pelangi Berhad  .......................             437,500            453,691
*Pengkalen Industrial Holdings Berhad  .              46,000            122,897
 Pernas International Hotels &
  Properties Berhad ....................             554,950            742,422
 Petaling Garden Berhad  ...............             254,000            343,827
 Petaling Tin Berhad  ..................              23,000            143,835
 Phileo Allied Berhad  .................             170,250            314,017
*Phileo Land Berhad  ...................              64,000            144,389
 Pilecon Engineering Berhad  ...........             290,500            411,633
 Poly Glass Fibre (Malaysia) Berhad  ...              45,000            156,739
 Prime Utilities Berhad  ...............              30,000            299,822
 Projek Penyelenggaraan Lebuhraya
  Berhad ...............................              11,000             35,266
*Promet Berhad  ........................             674,000            565,557
 Putera Capital Berhad  ................              82,000            228,815
 RJ Reynolds Berhad  ...................             200,000            534,336
 Rahman Hydraulic Tin Berhad  ..........              37,000            706,610
 Riverview Rubber Estates Berhad  ......               5,400             45,525
 Road Builders (Malaysia) Holdings
  Berhad ...............................              55,000            285,177
 SCB Developments Berhad  ..............             240,500            340,784
*SPK Sentosa Corp. Berhad  .............              51,000            109,005
 Samanda Holdings Berhad  ..............              73,000            378,508
*Sanda Plastics Industries Berhad  .....              11,000             56,165
 Sanyo Industries (Malaysia) Berhad  ...              33,600            211,455
 Sapura Telecommunications Berhad  .....             187,000            309,385
 Sarawak Oil Palms Berhad  .............             117,600            267,643

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED
                                                    Shares             Value+
                                                   ---------         ----------
*Sateras Resources (Malaysia) Berhad  ..             193,000        $   145,142
 Scientex, Inc. Berhad  ................              75,000            172,175
 Selangor Dredging Berhad  .............             355,000            258,539
 Selangor Properties Berhad  ...........             459,000            508,688
 Setegap Berhad  .......................              33,332             94,330
*Setron (Malaysia) Berhad  .............              61,666            135,463
 Shanghai Chong Kee Berhad  ............              22,000             93,172
 Shangri-La Hotels (Malaysia) Berhad  ..             220,000            215,951
 Siah Brothers Corp. Berhad  ...........              64,000            122,098
*Sin Heng Chan Berhad  .................              20,000            174,154
 Sistem Television Malaysia Berhad  ....              35,000             69,266
 Sitt Tatt Berhad  .....................              85,000            185,039
*South East Asia Lumber, Inc. Berhad  ..              79,500            187,225
 South Johore Amalgamated Holding
  Berhad ...............................              40,500            116,218
 South Malaysia Industries Berhad  .....             157,500            124,678
 Southern Acids (Malaysia) Berhad  .....              80,700            164,498
 Southern Bank Berhad  .................             106,000            299,980
*Sri Hartamas Corp. Berhad  ............             430,000            296,141
 Sriwani Holdings Berhad  ..............             143,800            355,729
 Sungei Bagan Rubber Co. (Malaysia)
  Berhad ...............................               2,000            111,617
*Tai Wah Garments Manufacturing Berhad
  (Foreign) ............................              30,000             47,615
 Taiping Consolidated Berhad  ..........             232,000            193,754
 Tajo Berhad  ..........................              32,000             77,261
 Talam Corp. Berhad  ...................              82,000            122,684
 Tan & Tan Developments Berhad  ........             159,000            158,591
 Tasek Cement Berhad  ..................             192,000            539,561
 Tenggara Capital Berhad  ..............              62,000            147,239
*The Store Corp. Berhad  ...............              31,000             55,460
 Tiong Nam Transport Holdings Berhad  ..              17,000             51,138
*Tongkah Holdings Berhad  ..............              33,000             56,687
*Trengganu Development & Management
  Berhad ...............................              66,000             96,133
 Tronoh Mines Malaysia Berhad  .........              40,000            166,238
 UAC Berhad  ...........................              67,000            121,987
*Union Paper Holdings Berhad  ..........              20,000            123,491
 Uniphoenix Corp. Berhad  ..............             267,000            355,084
 Uniphone Telecommunications Berhad  ...             185,000            222,600
 United Chemical Industries Berhad  ....              18,000             81,932
 United Malacca Rubber Estates Berhad  .              96,000            680,150
 United Malayan Land Berhad  ...........              36,000            246,507
 United Plantations Berhad  ............             206,000            411,755
 Utusan Melayu (Malaysia) Berhad  ......              24,000             33,248
*Wembley Industries Holdings Berhad  ...              35,000             62,339
 Westmont Industries Berhad  ...........             116,520            212,148
 Westmont Land (Asia) Berhad  ..........             180,600            268,773
 Wing Tiek Holdings Berhad  ............              95,800            373,493
 Worldwide Holdings Berhad  ............             213,800            363,879
 Yee Lee Corp. Berhad  .................              14,000             41,005
 Yeo Hiap Seng (Malaysia) Berhad  ......              35,000             93,509
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost $43,839,406) ...................                             66,259,271
                                                                    ------------
INVESTMENT IN CURRENCY -- (0.9%)
*Malaysian Ringetts
  (Cost $2,016,190) ....................                              2,011,000
                                                                    ------------

                                                      Shares           Value+
                                                     ---------        --------

RIGHTS/WARRANTS -- (0.0%)
*Pernas International Hotel &
  Properties Berhad 12/06/96 ...........              36,000        $         0
*Tai Wah Garments Manufacturing Berhad
  Foreign Rights 12/19/96 ..............              30,000             23,867
                                                                    ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0) ............................                                 23,867
                                                                    ------------
TOTAL -- MALAYSIA
  (Cost $45,855,596) ...................                             68,294,138
                                                                    ------------
HONG KONG -- (21.7%)
COMMON STOCKS -- (21.7%)
 ABC Communications (Holdings), Ltd.  ..             338,000             80,013
 ALCO Holdings, Ltd.  ..................             314,000             40,212
 ASM Pacific Technology, Ltd.  .........             346,000            293,163
 AWT World Transport Holdings, Ltd.  ...             167,200             19,249
*Allied Group, Ltd.  ...................           5,522,000            578,594
*Allied Industries International, Ltd.             1,856,000            151,255
 Anex International Holdings, Ltd.  ....             152,000             28,510
*Applied International Holdings, Ltd.  .           1,243,000             72,356
*Asia Commercial Holdings, Ltd.  .......           3,640,000             47,086
 Asia Financial Holdings, Ltd.  ........           1,233,387            498,588
 Associated International Hotels, Ltd.               898,000            720,212
 Beauforte Investors Corp., Ltd.  ......              72,000            121,079
 Beijing Development (Hong Kong), Ltd.               166,000             33,928
*Benelux International, Ltd.  ..........              30,000              1,164
 Burwill Holdings, Ltd.  ...............           1,480,000            160,818
*CDW International, Ltd.  ..............             178,000             17,730
*CEF Concord Holdings, Ltd.  ...........             148,500             19,210
*CIL Holdings, Ltd.  ...................             122,000              7,102
 CNT Group, Ltd.  ......................             980,000             90,007
 Cafe de Coral Holdings, Ltd.  .........             485,000            141,162
*Capetronic International Holdings,
  Ltd. .................................              14,490              2,999
 Capital Asia, Ltd.  ...................             987,361            150,713
 Century City International Holdings,
  Ltd. .................................           3,676,045          1,283,916
 Champion Technology Holdings, Ltd.  ...           1,285,332            226,124
 Chen Hsong Holdings, Ltd.  ............           1,275,000            733,943
 Cheuk Nang Properties (Holdings), Ltd.              750,008            218,294
*Cheung Wah Development Co., Ltd.  .....           1,286,000             40,923
 Chevalier (OA) International, Ltd.  ...           1,732,000            197,162
 Chevalier Construction Holdings, Ltd.               118,072              9,470
 Chevalier Development International,
  Ltd. .................................              52,524              9,716
 Chevalier International Holdings, Ltd.            1,618,211            282,593
*China Aerospace International
  Holdings, Ltd. .......................           1,620,000            424,358
 China Foods Holdings, Ltd.  ...........           1,232,000            191,242
 China Merchants Hai Hong Holdings Co.,
  Ltd. .................................             574,000            209,760
 China Motor Bus Co., Ltd.  ............             114,200          1,167,039
#China Travel International Investment
  Hong Kong, Ltd. ......................           1,728,000            570,002
*China Treasure Telecom Holdings, Ltd.               230,000              6,843
*China United (Holdings), Ltd.  ........             115,000              5,058
 Chow Sang Sang Holdings International,
  Ltd. .................................           1,098,400            351,664
*Chuang's China Investments, Inc.  .....             820,000             37,656
 Chun Wo Holdings, Ltd.  ...............             169,400             26,953

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED
                                                     Shares            Value+
                                                    --------          --------
 Climax International Co., Ltd.  .......             296,000         $   42,885
 Companion Building Material
  (Holdings), Ltd. .....................             421,632             74,722
*Companion Marble (Holdings), Ltd.  ....              47,912              6,632
*Continental Holdings, Ltd.  ...........              98,825              7,926
*Continental Mariner Investment Co.,
  Ltd. .................................             480,000             88,170
 Cosmos Machinery Enterprises, Ltd.  ...             500,000             45,275
 Crocodile Garments, Ltd.  .............           1,539,000            125,421
 Cross Harbour Tunnel Co., Ltd.  .......             365,603            803,990
*Culturecom Holdings, Ltd.  ............           2,161,000             69,606
 Dah Sing Financial Holdings, Ltd.  ....             215,200            865,755
*Daido Concrete (Hong Kong), Ltd.  .....             223,000             22,212
 Dransfield Holdings, Ltd.  ............             190,000             13,272
 Dynamic Holdings, Ltd.  ...............             158,000             34,745
*East Asiatic Co. (Hong Kong), Ltd.  ...             919,000            101,048
#Egana International Holdings, Ltd.  ...           1,070,400            249,236
 Elec & Eltek International Holdings,
  Ltd. .................................           2,565,659            577,485
 Emporer International Holdings, Ltd.  .             148,369             47,022
*Englong International, Ltd.  ..........             130,000              5,045
 FPB Bank Holding Co., Ltd.  ...........           1,399,520            629,110
*Fairwood Holdings, Ltd.  ..............             426,000             25,900
 Far East Consortium International,
  Ltd. .................................           1,555,827            285,787
*Far East Holdings International, Ltd.                70,000              7,968
*Far East Hotels & Entertainment, Ltd.             1,853,000            707,115
*Fong's Industries Co., Ltd.  ..........             174,000              7,653
 Fortei Holdings, Ltd.  ................             242,000             20,348
 Four Seas Mercantile Holdings, Ltd.  ..             242,000            119,740
 Frankie Dominion International, Ltd.  .             589,950             30,526
*Fu Hui Jewelry Co. (Hong Kong), Ltd.  .             232,000             21,908
 Furama Hotel Enterprises, Ltd.  .......             475,287            823,858
 Giordano International, Ltd.  .........             598,000            526,020
 Gold Peak Industries (Holdings), Ltd.             1,031,400            707,124
 Golden Power International Holdings,
  Ltd. .................................              34,000              2,045
 Golden Resources Development
  International, Ltd. ..................             971,000            116,814
 Goldlion Holdings, Ltd.  ..............             693,000            578,210
*Goldtron (Bermuda) Holdings, Ltd.  ....              51,111              1,296
 Grand Hotel Holdings, Ltd. Series A  ..           1,333,000            594,897
 Grande Holdings, Ltd.  ................             420,088            167,101
#Great Wall Electronic International,
  Ltd. .................................           2,256,452            321,078
#Guangzhou Investment Co., Ltd.  .......           1,026,000            398,163
 HKCB Bank Holding Co., Ltd.  ..........             538,000            189,645
*Hanny Holdings, Ltd.  .................             197,280             28,327
 Harbour Centre Development, Ltd.  .....             375,000            548,153
 Harbour Ring International Holdings,
  Ltd. .................................           1,618,000            152,790
*High Fashion International, Ltd.  .....             178,000             17,960
#Hon Kwok Land Investment Co., Ltd.  ...           2,081,950            868,545
 Hong Kong Ferry (Holdings) Co., Ltd.  .             771,300          1,526,535
*Hong Kong Parkview Group, Ltd.  .......           1,130,000            376,399
 Hong Kong Toy Centre International,
  Ltd. .................................             578,000             35,141
 Hop Hing Holdings, Ltd.  ..............             660,265             83,702
 Hsin Chong Construction Group, Ltd.  ..             446,018             62,889
 Hung Hing Printing Group, Ltd.  .......             406,421            131,434

                                                     Shares            Value+
                                                   ---------          --------
 Hwa Kay Thai Holdings, Ltd.  ..........           2,444,238         $  221,327
 IDT International, Ltd.  ..............             390,664             48,514
 IMC Holdings, Ltd.  ...................             604,000            359,408
 Innovative International (Holdings),
  Ltd. .................................             438,000            181,308
 International Pipe, Ltd.  .............             108,000             16,765
*Island Dyeing & Printing Co., Ltd.  ...             148,000            146,459
 JCG Holdings, Ltd.  ...................             196,333            186,669
 Jinhui Holdings Co., Ltd.  ............             370,000             92,853
 Joyce Boutique Holdings, Ltd.  ........             680,000            193,519
 K Wah International Holdings, Ltd.  ...           2,138,905            514,632
 KPI Co., Ltd.  ........................             220,000             36,143
 Ka Wah Bank, Ltd.  ....................           1,976,218            850,000
*Kader Holdings Co., Ltd.  .............             496,000             60,312
 Keck Seng Investments (Hong Kong),
  Ltd. .................................             572,400            181,409
 Kee-Shing Holdings Co., Ltd.  .........             886,000            100,858
 King Fook Holdings, Ltd.  .............           1,000,000             94,431
*Kosonic International Holdings, Ltd.  .             198,000              6,301
 Kumagai Gumi Hong Kong, Ltd.  .........             685,000            775,338
 Kwong Sang Hong International, Ltd.  ..             604,000            253,929
 Lai Sun Garment (International), Ltd.               465,000            745,877
*Lam Soon (Hong Kong), Ltd.  ...........           1,209,240            203,352
*Lam Soon Food Industries, Ltd.  .......             435,000             29,823
 Lamex Holdings, Ltd.  .................             202,000             74,471
 Lap Heng Co., Ltd.  ...................             128,000              1,987
 Laws International Holdings, Ltd.  ....             410,000             65,235
 Le Saunda Holdings, Ltd.  .............             236,000             47,319
 Leefung-Asco Printers Holdings, Ltd.  .             144,000             16,020
 Li & Fung, Ltd.  ......................             548,000            510,394
 Lippo, Ltd.  ..........................             749,760            514,032
 Liu Chong Hing Bank, Ltd.  ............             358,600            598,401
 Liu Chong Hing Investment, Ltd.  ......             635,200            784,705
*Luks Industrial Co., Ltd.  ............           1,793,212            185,573
 M.C. Packaging (Hong Kong), Ltd.  .....             524,000            171,153
*Magnum International Holdings, Ltd.  ..             300,000             11,642
*Mansion Holdings, Ltd.  ...............             151,800             13,942
 Mansion House Group, Ltd.  ............             698,200             61,416
*Megga (S.) International Holdings,
  Ltd. .................................           1,081,000             50,341
 Melbourne Enterprises, Ltd.  ..........              45,500            329,604
 Melco International Development, Ltd.               180,000             59,375
 Min Xin Holdings, Ltd.  ...............             616,000            302,801
 Mingly Corp., Ltd.  ...................           3,666,000          1,351,542
 Morning Star Holdings, Ltd.  ..........             410,000             23,867
 Nanyang Holdings, Ltd.  ...............             125,000            182,718
 National Electronics Holdings, Ltd.  ..           1,324,000             75,359
 New Island Printing Holdings, Ltd.  ...             176,000             45,534
 Ngai Lik Industrial Holdings, Ltd.  ...             560,000            131,841
*Ocean Information Holdings, Ltd.  .....             122,000              8,838
 Ocean-Land Development, Ltd.  .........             206,000            183,869
 Oxford Properties & Finance, Ltd.  ....             110,000            200,634
 Pacific Concord Holding, Ltd.  ........           1,686,000            436,194
*Paramount Publishing Group, Ltd.  .....             620,000             76,994
 Paul Y. ITC Construction Holdings,
  Ltd. .................................             731,391            176,923
*Peace Hill Enterprise Group, Ltd.  ....              96,000             46,879
*Peace Mark (Holdings), Ltd.  ..........              93,864              4,068
 Perfectech International Holdings,
  Ltd. .................................             150,000             20,374
 Playmate Toys Holdings, Ltd.  .........             837,000            286,922
 Pokfulam Development Co., Ltd.  .......             234,000            169,510
*Poly Investments Holdings, Ltd.  ......           2,670,000            122,612
 Prestige Properties Holdings, Ltd.  ...             965,000            202,225

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED
                                                     Shares            Value+
                                                   ---------          --------
*Prod-Art Technology (Holdings), Ltd.  .             322,000           $ 12,496
 QPL International Holdings, Ltd.  .....             318,000            257,099
 Raymond Industrial, Ltd.  .............             605,400             75,181
 Rhine Holdings, Ltd.  .................              64,000              4,802
*Rivera Holdings, Ltd.  ................           3,160,000             98,514
 Safety Godown Co., Ltd.  ..............             408,000            337,779
 San Miguel Brewery Hong Kong, Ltd.  ...             930,800            454,533
*Seapower International Holdings, Ltd.               260,000            102,581
 Seapower Resources International, Ltd.            2,528,000            291,045
 Semi-Tech (Global) Co., Ltd.  .........             323,454            562,765
*Shanghai International (Hong Kong),
  Ltd. .................................             215,000             33,931
 Shaw Brothers Hong Kong, Ltd.  ........             100,000            126,771
 Shell Electric Manufacturing
  (Holdings) Co., Ltd. .................             825,000            514,925
*Shenzhen International Holdings, Ltd.             1,865,000             79,613
 Shougang Concord Century Holdings,
  Ltd. .................................             302,000             25,393
 Shougang Concord International
  Enterprises Co., Ltd. ................           1,466,000            231,359
 Shougang Concord Technology Holdings,
  Ltd. .................................             995,914             76,009
*Shun Ho Construction (Holdings), Ltd.               988,050            149,540
*Shun Ho Resources Holdings, Ltd.  .....             483,000             51,858
*Shun Shing Holdings, Ltd.  ............             408,000             16,625
 Silver Grant International Industries,
  Ltd. .................................             255,000            106,381
 Sime Darby Hong Kong, Ltd.  ...........             418,000            513,680
 Sincere Co., Ltd.  ....................             505,500             75,853
 Sing Tao Holdings, Ltd.  ..............             733,000            298,681
 Singamas Container Holdings, Ltd.  ....             320,000             22,353
 South China Brokerage Co., Ltd.  ......             406,000             80,880
 South China Industries, Ltd.  .........           1,124,000            155,576
*South China Strategic, Ltd.  ..........           1,429,000             54,531
*South Sea Development Co., Ltd.  ......             578,158             27,672
 Southeast Asia Properties & Finance,
  Ltd. .................................             159,720             59,400
*Star Telecom International Holdings,
  Ltd. .................................             388,000            135,515
#Starlight International Holdings, Ltd               699,356             86,848
#Stelux Holdings International, Ltd.  ..             735,702            175,110
*Styland Holdings, Ltd.  ...............             808,000             29,266
 Sum Cheong International, Ltd.  .......             230,000             17,851
*Sun Fook Kong Holdings, Ltd.  .........           1,534,000             87,311
 Sun Hung Kai & Co., Ltd.  .............           1,825,600            484,119
*Suwa International Holdings, Ltd.  ....           1,062,000             57,699
 Swank International Manufacturing Co.,
  Ltd. .................................             638,000            103,988
 Tack Hsin Holdings, Ltd.  .............             148,000             19,911
 Tai Sang Land Development, Ltd.  ......             417,259            229,397
 Tak Sing Alliance Holdings, Ltd.  .....             581,973            231,494
 Tak Wing Investment Holdings, Ltd.  ...             432,800             68,303
 Techtronic Industries Co., Ltd.  ......             954,000            144,387
#Tem Fat Hing Fung (Holdings), Ltd.  ...           2,060,000            586,249
*Termbray Industries International
  (Holdings), Ltd. .....................             107,134            256,384
 Tern Properties Co., Ltd.  ............              51,000             17,153
 Texwinca Holdings, Ltd.  ..............             278,000            129,461
 Tian An China Investments Co., Ltd.  ..           2,177,875            301,446
 Tian Teck Land, Ltd.  .................           1,098,000            305,375

                                                     Shares            Value+
                                                  ----------          --------
 Tristate Holdings, Ltd.  ..............             138,000           $ 70,513
#Truly International Holdings, Ltd.  ...             214,000            102,425
 Tse Sui Luen Jewellry (International),
  Ltd. .................................           1,065,664            327,398
 Tung Fong Hung (Holdings), Ltd.  ......             388,800             26,153
 Tungtex (Holdings) Co., Ltd.  .........             976,000             97,215
 Tysan Holdings, Ltd.  .................             369,600             81,756
 UDL Holdings, Ltd.  ...................             474,000             49,666
 USI Holdings, Ltd.  ...................             928,999            381,550
*Ultronics International Holdings, Ltd.              112,000              3,694
 Union Bank of Hong Kong, Ltd.  ........             613,184            749,575
 Uniworld Holdings, Ltd.  ..............          14,880,000             67,370
 Varitronix International, Ltd.  .......             495,000            918,860
 Wah Ha Realty Co., Ltd.  ..............             278,600             64,510
 Wah Kwong Shipping Holdings, Ltd.  ....             125,500            178,578
*Wah Nam Group, Ltd.  ..................           1,934,800             34,289
 Wai Kee Holdings, Ltd.  ...............             474,294            112,891
 Wing On Co. International, Ltd.  ......             565,000            697,982
 Wing On International Holdings, Ltd.  .              50,000             98,959
 Wing Shan International, Ltd.  ........             406,000             53,570
 Winsor Industrial Corp., Ltd.  ........             498,000            117,889
*Winsor Properties Holdings, Ltd.  .....             249,000            375,247
*Wo Kee Hong (Holdings), Ltd.  .........           1,620,000            142,500
 Wong's International (Holdings), Ltd.             1,012,000            324,002
*Wong's Kong King International
  (Holdings), Ltd. .....................           1,139,600             44,962
 World Houseware (Holdings), Ltd.  .....             535,123             28,381
 YGM Trading, Ltd.  ....................              70,000             91,456
 Yangtzekiang Garment Manufacturing
  Co., Ltd. ............................             405,000             66,011
 Yaohan Food Processing & Trading Co.,
  Ltd. .................................             124,000             10,426
*Yaohan Hong Kong Corp., Ltd.  .........             760,000             33,426
 Yaohan International Caterers, Ltd.  ..             512,000            134,118
 Yaohan International Holdings, Ltd.  ..             974,000            107,095
 Yau Lee Holdings, Ltd.  ...............             360,000             16,532
 Yeebo (International Holdings), Ltd.  .             408,000             26,389
*Yiu Wing International Holdings, Ltd.               282,000             52,894
*Yoshiya International Corp., Ltd.  ....             408,200             33,266
 Yue Yuen Industrial (Holdings), Ltd.  .           1,982,000            666,606
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost $51,355,293) ...................                             50,160,282
                                                                    ------------
INVESTMENT IN CURRENCY -- (0.0%)
*Hong Kong Dollars (Cost $11,350)  .....                                 11,351
                                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
*China Treasure Telecom Holdings, Ltd.
  Warrants 12/16/96 ....................             230,000                  0
*Companion Marble (Holdings), Ltd.
  Warrants 10/10/97 ....................               9,582                403
*Four Seas Mercantile Holdings, Ltd.
  Warrants 09/30/98 ....................              48,400              5,572
*Morning Star Holdings, Ltd. Rights
  12/17/96 .............................             820,000             21,215
*Rhine Holdings, Ltd. Warrants 12/31/98                8,000                 64
*Shougang Concord Technology Holdings,
  Ltd. Warrants 12/31/98 ...............                   1                  0
                                                                    ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0) ............................                                 27,254
                                                                    ------------
TOTAL -- HONG KONG
  (Cost $51,366,643) ...................                             50,198,887
                                                                    ------------

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED
                                                    Shares             Value+
                                                  ---------           --------
AUSTRALIA -- (20.0%)
COMMON STOCKS -- (19.8%)
 AAPC, Ltd.  ...........................            769,896          $  520,670
 Aberfoyle, Ltd.  ......................            185,050             470,432
#Adelaide Brighton, Ltd.  ..............            243,923             337,874
*Agen, Ltd.  ...........................             71,000              14,463
*Airboss, Ltd.  ........................            274,800              20,600
 Allgas Energy, Ltd.  ..................             20,699             222,626
*Allied Queensland Coalfields, Ltd.  ...              4,800               3,051
 Amalgamated Holdings, Ltd.  ...........            207,560           1,099,284
*Ashanti Goldfields Co., Ltd.  .........             15,991             221,502
 Ashton Mining, Ltd.  ..................            523,700             832,089
 Atkins Carlyle, Ltd.  .................             60,966             186,282
*Auridiam Consolidated NL  .............             63,097              29,819
*Aurora Gold, Ltd.  ....................             19,225              38,222
#Australian Chemical Holdings, Ltd.  ...             61,900             189,136
*Australian Oil & Gas Corp., Ltd.  .....             84,300              90,668
 Australian Provincial Newspaper
  Holdings, Ltd. .......................            303,932             594,348
 Australian Resources, Ltd.  ...........             26,942              15,586
*Awa, Ltd.  ............................            373,000             291,765
*BRL Hardy, Ltd.  ......................             13,947              32,956
 Ballarat Brewing Co. Ltd.  ............             56,052             114,178
 Bank of Queensland, Ltd.  .............            113,973             524,691
*Beach Petroleum NL  ...................            165,200              11,845
*Biota Holdings, Ltd.  .................             82,600             218,061
 Blackmores, Ltd.  .....................             27,894              77,048
*Boulder Group NL  .....................             78,500              14,232
 Bridgestone Australia, Ltd.  ..........             49,000             127,761
 Buderim Ginger, Ltd.  .................              7,300               4,342
 Caltex Australia, Ltd.  ...............             90,000             325,595
 Campbell Brothers, Ltd.  ..............             37,473             106,866
*Cape Range, Ltd.  .....................            244,600              37,867
#Capral Aluminium, Ltd.  ...............            371,237           1,119,195
*Carrington Cotton Corp., Ltd.  ........             22,200              36,177
 Central Equity, Ltd.  .................            123,243             114,477
 Central Norseman Gold Corp., Ltd.  ....            409,800             283,820
 Centro Properties, Ltd.  ..............            219,519             404,234
 Clements Marshall Consolidated, Ltd.  .              2,555               1,728
*Climax Mining, Ltd.  ..................            134,600             109,673
 Coal & Allied Industries, Ltd.  .......             11,250             109,907
 Cockburn Corp., Ltd.  .................              5,700               7,059
 Computer Power Group, Ltd.  ...........             47,260             154,030
*Consolidated Rutile, Ltd.  ............             83,300             171,719
*Coolgardie Gold NL  ...................            222,685              23,588
*Coplex Resources NL  ..................            231,400              49,965
*Cortecs International, Ltd.  ..........             19,800              58,079
 Country Road, Ltd.  ...................             98,769             144,859
 Coventry Group, Ltd.  .................             63,616             243,622
 Crane (G.E) Holdings, Ltd.  ...........             68,944             589,846
 Croesus Mining NL  ....................             97,100              64,085
*Cudgen RZ, Ltd.  ......................             36,650              59,725
*DJL, Ltd.  ............................            277,900               2,264
 Danks Holdings, Ltd.  .................              6,950              56,572
 Datacraft, Ltd.  ......................            127,018              83,831
 Davids Limited  .......................             30,000              41,066
 Defiance Mills, Ltd.  .................             76,412              74,713
*Delta Gold NL  ........................            373,100             714,407
*Denehurst, Ltd.  ......................             95,000              10,837
*Devex, Ltd.  ..........................            225,900              81,909
*Discovery Petroleum NL  ...............            185,968             124,252
*Dominion Mining, Ltd.  ................            168,015             123,209
 ERG, Ltd.  ............................            293,180             305,772
 Eltin, Ltd.  ..........................            106,072             249,776

                                                    Shares             Value+
                                                  ---------           --------
*Eltin, Ltd. Issue 96  .................             26,518          $   61,364
*Emporer Mines, Ltd.  ..................            120,600             209,305
 Energy Resources of Australia, Ltd.
  Series A .............................            231,589           1,094,458
*Equatorial Mining NL  .................            864,290             119,718
 Evans Deakin Industries, Ltd.  ........            196,596             547,840
 FAI Insurances, Ltd.  .................            583,630             356,658
 Fai Life, Ltd.  .......................            185,075             135,720
 Finemore Holdings, Ltd.  ..............             60,000             147,153
 Foodland Associated, Ltd.  ............             96,144             454,363
*Forrestania Gold NL  ..................            138,485             312,561
#Futuris Corp., Ltd.  ..................            621,563             855,903
 GUD Holdings, Ltd.  ...................             70,170             220,123
 GWA International, Ltd.  ..............             17,931              33,896
 Gibson Chemical Industries, Ltd.  .....             36,300             181,013
*Gold Mines of Australia, Ltd.  ........            553,072              96,889
 Goldfields, Ltd.  .....................            132,934             285,952
 Gunns, Ltd.  ..........................             39,400              78,653
 Gwalia Consolidated, Ltd.  ............            101,623             235,988
 Harvey Norman Holdings, Ltd.  .........            127,340             664,045
*Helix Resources NL  ...................             25,000              68,240
#Henry Walker Group, Ltd.  .............            168,957             371,700
 Herald Resources, Ltd.  ...............             69,910              55,824
 Hills Industries, Ltd.  ...............            176,000             248,091
*Hudson Conway, Ltd.  ..................              4,855              64,283
*ISR Group, Ltd.  ......................             85,500              52,249
 Iama, Ltd.  ...........................             36,266              83,626
#Incitec, Ltd.  ........................            195,202           1,025,882
 Ipoh, Ltd.  ...........................            117,000             200,197
*Johnson's Well Mining NL  .............             10,000              32,592
 Joyce Corp., Ltd.  ....................             11,893              12,113
 Jupiters, Ltd.  .......................            200,762             490,745
#Kalamazoo Holdings, Ltd.  .............             99,600             239,406
 Kidston Gold Mines, Ltd.  .............            246,300             311,063
 Kurts (Peter) Properties, Ltd.  .......            134,436             152,259
 Lanes, Ltd.  ..........................             25,598              57,566
 Lemarne Corp., Ltd.  ..................             20,790              61,830
*Loscam, Ltd.  .........................            235,700              69,138
*MBL Holdings, Ltd.  ...................                172                  13
 MMI Limited  ..........................             14,520              46,732
 MacMahon Holdings, Ltd.  ..............            192,179             165,983
 Magellan Petroleum Australia, Ltd.  ...             31,200              86,434
 Maryborough Sugar Factory, Ltd.  ......                600               5,671
*Matrix Telecommunications Group
  Series A .............................             99,300             161,820
 McIntosh Securities, Ltd.  ............            118,300             129,164
*McPherson's, Ltd.  ....................             61,500             170,375
*Meekatharra Minerals, Ltd.  ...........             46,800              20,973
*Memtec, Ltd.  .........................             15,422             513,945
#Metal Manufactures, Ltd.  .............            295,010             721,125
#Metway Bank, Ltd.  ....................            271,368           1,209,480
#Mirvac, Ltd.  .........................            292,184             595,181
*Mount Edon Gold Mines (Australia),
  Ltd. .................................            113,463             151,618
*Mount Kersey Mining NL  ...............             73,076             297,713
 Mount Leyshon Gold Mines, Ltd.  .......            133,376             277,122
 National Can Industries, Ltd.  ........             86,237             175,665
 National Consolidated, Ltd.  ..........            396,328             326,159
#National Foods, Ltd.  .................            510,583             669,800
 OPSM Protector, Ltd.  .................            289,801             668,250
 Oil Company of Australia, Ltd.  .......             51,800              80,193
*Orbital Engine Corp., Ltd.  ...........            537,358             398,435
*Oroton International, Ltd.  ...........             34,600              34,113
#Pacific BBA, Ltd.  ....................            275,033             986,030
#Pacific Magazines and Printing, Ltd.  .            371,610           1,029,483

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED
                                                    Shares             Value+
                                                  ---------           --------
*Pan Pacific Petroleum NL  .............            327,800         $    37,393
 Parbury, Ltd.  ........................            156,125              89,048
*Payce Consolidated, Ltd.  .............             18,000              12,173
 Penfold (W.C.), Ltd.  .................             14,100              26,999
*#Peptide Technology, Ltd.  ............            176,600              83,459
*Perilya Mines NL  .....................            123,500              82,515
 Permanent Trustee Co., Ltd.  ..........             14,000              57,036
*Petroleum Securities Australia, Ltd.  .             97,992             447,128
*Petroz NL  ............................            308,910             218,980
*Portman Mining, Ltd.  .................            166,100             338,347
*Power Pacific, Ltd.  ..................            302,000              18,455
 Prime Television, Ltd.  ...............            140,853             268,556
#QUF Industries, Ltd.  .................            160,392             334,561
*Queensland Metals Corp., Ltd.  ........            327,666             296,352
*Raptis Group, Ltd.  ...................             12,000               2,347
 Reece Australia, Ltd.  ................             32,100             179,948
 Resolute Samantha, Ltd.  ..............            320,738             674,253
#Ridley Corp., Ltd.  ...................            543,746             806,344
 Ross Mining NL  .......................             18,629              20,036
#Rothmans Holdings, Ltd.  ..............            205,927           1,291,983
 Rural Press, Ltd.  ....................            198,599             652,131
 Savage Resources, Ltd.  ...............            813,446             914,662
 Schaffer Corp., Ltd.  .................             13,800              24,737
 Scott Corp., Ltd.  ....................             43,000              82,336
 Siddons Ramset, Ltd.  .................             93,534             472,513
#Simsmetal, Ltd.  ......................            134,679             724,264
*Sipa Resources International NL  ......             81,000              36,959
 Sons of Gwalia, Ltd.  .................            165,516             903,582
*Southern Pacific Petroleum NL  ........            437,600           1,194,469
 Spicers Paper, Ltd.  ..................            246,300             455,557
 Spotless Group, Ltd.  .................            201,700             419,082
*Spotless Group, Ltd. Issue 96  ........             22,411              40,173
#Spotless Services, Ltd.  ..............            297,300             385,163
*Spotless Services, Ltd. Issue 96  .....            287,390             348,908
*St. Barbara Mines, Ltd.  ..............            375,500             220,290
*Strategic Minerals Corp., NL  .........             13,100                 854
*Tandou, Ltd.  .........................              3,100               2,021
 Tassal, Ltd.  .........................            365,145              81,818
 Telecasters North Queensland, Ltd.  ...              5,945              27,369
*Ticor, Ltd.  ..........................             48,794              38,565
*Titan Resources NL  ...................             50,000              16,703
*Tooth & Co., Ltd.  ....................            153,000              44,256
*Transcom International, Ltd.  .........            223,200              22,733
*Triako Resources, Ltd.  ...............              5,400               1,738
*Union Gold Mining Co. NL  .............            142,500             134,687
*VA Holdings, Ltd.  ....................            189,000              18,480
 Villa World, Ltd.  ....................            134,700             115,242
*Waco Kwikform, Ltd.  ..................            209,308              51,163
*Walhalla Mining Company NL  ...........                681                 222
#Wattyl, Ltd.  .........................            150,354             606,419
 Webster, Ltd.  ........................             32,700              22,914
*Wesfi, Ltd.  ..........................             74,000             138,680
 Weston (George) Foods, Ltd.  ..........             20,100             126,926
 Westralian Sands, Ltd.  ...............            160,969             522,009
 White (Joe) Maltings, Ltd.  ...........             23,899              98,339
*Wills (W.D. & H.O.) Holdings, Ltd.  ...            259,700             444,369
*Wiluna Mines, Ltd.  ...................            240,000             168,175
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost $33,564,876) ...................                             45,842,559
                                                                    ------------
INVESTMENT IN CURRENCY -- (0.2%)
*Australia Dollar (Cost $509,825)  .....                                513,270
                                                                    ------------

                                                    Shares             Value+
                                                  ---------           --------
RIGHTS/WARRANTS -- (0.0%)
*Ross Mining NL Rights 12/09/96 (Cost
  $0) ..................................              2,661         $       444
                                                                    ------------
TOTAL -- AUSTRALIA
  (Cost $34,074,701) ...................                             46,356,273
                                                                    ------------
KOREA -- (16.6%)
COMMON STOCKS -- (16.5%)
*Aluminum of Korea  ....................              7,257              45,531
*Anam Electronics Co.  .................              6,000              91,216
 Asia Cement Co., Ltd.  ................              5,226             150,701
*Asia Motors Co., Inc.  ................             27,068             190,730
 Asia Paper Manufacturing Co., Ltd.  ...              1,590              65,035
*BIF Co., Ltd.  ........................              5,000              11,583
*BYC Co., Ltd.  ........................                330              37,826
*Bank of Che Ju  .......................              4,500              37,464
 Bank of Pusan  ........................             15,700             139,231
 Bing Grae Co., Ltd.  ..................              7,595             115,465
 Boo Kook Securities Co., Ltd.  ........              4,635              43,341
 Boram Bank Co., Ltd.  .................            22,649              185,827
*Boram Bank Co., Ltd. Issue 96  ........             4,099               32,147
*Boram Securities Co., Ltd.  ...........             5,610               50,766
 Boryung Pharmaceutical Co., Ltd.  .....             3,619               96,501
*Bukwang Pharmaceutical Co., Ltd.  .....               850               49,741
 Byuck San Corp.  ......................             6,580               96,064
 Byuck San Engineering and Construction
  Co., Ltd. ............................             3,360               34,459
 Central Investment & Finance  .........             4,887               70,758
*Chang Won Carbureter Industries Co.,
  Ltd. .................................               900               33,772
 Cheil Foods & Chemicals, Inc.  ........             1,160               55,985
 Cheil Industrial, Inc.  ...............            20,731              290,154
*Cho Kwang Leather Co., Ltd.  ..........             2,224               48,033
*Cho Kwang Leather Co., Ltd.
  Issue 96 .............................               110                2,163
 Chon Bang Co., Ltd.  ..................             3,255              196,368
 Chong Kun Dang  .......................             3,277              199,672
*Choong Wae Pharmaceutical  ............             2,110               81,976
*Choongnam Spinning Co., Ltd.  .........            15,800              190,637
*Chosun Brewery Co., Ltd.  .............            13,240              351,448
 Chosun Refractories Co., Ltd.  ........             1,100               41,940
*Chosun Refractories Co., Ltd.
  Issue 96 .............................               211                7,230
*Chung Chong Bank Co., Ltd.  ...........            11,370               74,767
 Chung Ho Computer Co., Ltd.  ..........             1,520               74,826
*Coryo Securities Co., Ltd.  ...........            13,920              139,905
 Crown Confectionery Co., Ltd.  ........             1,500               48,504
 Dae Chang Industrial Co.  .............             1,600               15,425
 Dae Dong Industrial Co., Ltd.  ........             6,233               84,230
 Dae Duck Electronics Co., Ltd.  .......             1,160               57,384
 Dae Han Fire and Marine Insurance Co.,
  Ltd. .................................             7,273              199,200
 Dae Han Jung Suok Co., Ltd.  ..........            18,202              456,807
*Dae Han Jung Suok Co., Ltd.
  Issue 96 .............................               470               11,058
*Dae Han Pulp Co., Ltd.  ...............             1,000               38,731
 Dae Hyun Co., Ltd.  ...................               930               17,617
*Dae Ryung Industries, Inc. Issue 96  ..               854               26,791
 Dae Ryung Industries, Inc.  ...........             2,060               71,583
 Dae Sung Electric Wire Co., Ltd.  .....             1,164               47,049
 Dae Won Kang Up Co., Ltd.  ............             6,586              126,348
 Daeduck Industries Co., Ltd.  .........               560               30,068
 Daehan Flour Mills Co., Ltd.  .........               620               38,825
 Daehan Synthetic Fiber Co., Ltd.  .....               630               61,951
 Daelim Industrial Co., Ltd.  ..........            14,462              168,386

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED
                                                    Shares             Value+
                                                  ---------           --------
*Daesun Distilling Co., Ltd.  ..........             1,160             $ 57,944
 Daesung Industrial Co., Ltd.  .........             4,000              241,303
*Daesung Industrial Co., Ltd.
  Issue 96 .............................             2,518              142,497
 Daewoo Electronic Components Co., Ltd.             10,979              143,066
*Daewoo Metal Co., Ltd.  ...............             1,660               16,965
 Daewoo Precision Industries, Ltd.  ....             4,870               62,285
*Daewoo Telecom Co., Ltd.  .............            19,870              239,025
*Daewoo Telecom. Co., Ltd. Issue 96  ...               987               11,504
*Daewoong Pharmaceutical Co., Ltd.  ....               770               36,140
 Daeyoung Electronics Industries Co.,
  Ltd. .................................             1,500               70,584
 Daeyu Securities Co., Ltd.  ...........             4,860               58,346
 Dai Han Paint & Ink Manufacturing Co.,
  Ltd. .................................               680               27,075
*Dai Han Wool Textile Corp.  ...........             1,100               20,439
 Dainong Corporation Co., Ltd.  ........             6,560               43,137
*Daishin Securities Co., Ltd.  .........            17,020              183,795
*Dong AR Tire Industrial Co., Ltd.  ....             1,000               72,394
*Dong Ah Securities Co., Ltd.  .........             6,720               55,297
 Dong Il Rubber Belt Co., Ltd.  ........               500               48,625
*Dong Shin Construction Co., Ltd.  .....             7,420               40,377
 Dong Shin Pharmaceutical Co., Ltd.  ...             1,326               73,596
 Dong Sung Co., Ltd.  ..................             6,440               33,568
 Dong Wha Pharmaceutical Industries
  Co., Ltd. ............................             4,238              138,062
*Dong Won Co., Ltd.  ...................               900               51,038
*Dong Yang Textile  ....................             2,600               25,253
 Dong Yang Tin Plate Industrial Co.,
  Ltd. .................................             3,079               85,074
 Dong-A Pharmaceutical Co., Ltd.  ......            16,660              369,865
 Dong-Il Corp.  ........................             2,266              120,026
*Dongbu Chemical Co., Ltd.  ............            12,600              127,855
 Dongbu Construction Co., Ltd.  ........             2,623               35,446
*Dongbu Industrial Co., Ltd.  ..........             4,700               41,964
*Dongbu Securities Co., Ltd.  ..........             5,400               43,653
 Dongbu Steel Co., Ltd.  ...............            11,000              175,193
*Donghae Pulp  .........................            12,501              235,299
 Dongkuk Steel Mill Co., Ltd.  .........            13,220              256,807
 Dongsuh Securities Co., Ltd.  .........             8,020               90,960
 Dongsung Chemical Industries  .........             5,800              135,763
 Dongwon Industries Co., Ltd.  .........            15,100              313,369
 Doosan Beverage Co., Ltd.  ............               573               17,975
 Doosan Construction & Engineering Co.,
  Ltd. .................................             3,140               34,097
 Doosan Glass Co., Ltd.  ...............             6,000               48,576
*Doosan Glass Co., Ltd. Issue 96  ......             1,066                8,103
 Doosan Industrial Co., Ltd.  ..........            11,388              114,732
*Doosan Manufacturing Co., Ltd.  .......             4,551               51,067
 Eagon Industrial Co., Ltd.  ...........             1,670               30,426
*First Fire & Marine Insurance Co.,
  Ltd. .................................             1,650               46,187
 First Technology Co., Ltd.  ...........             1,000               31,491
 Global Enterprise Co., Ltd.  ..........               530               40,287
*HS Chemical Co., Ltd.  ................             1,690               47,511
 Haedong Fire and Marine Insurance Co.,
  Ltd. .................................             3,677              110,913
 Hai Tai Stores Co., Ltd.  .............             2,850               27,682
*Haitai Confectionery Co., Ltd.  .......            13,270              171,319
*Halla Cement Co., Ltd.  ...............             3,810               43,672
*Han Il Iron & Steel Co., Ltd.  ........               720               22,326
*Han Jin Shipping Co., Ltd.  ...........            11,671              305,575
 Han Kook Tire Manufacturing Co., Ltd.               2,170               83,784

                                                    Shares             Value+
                                                  ---------           --------
*Han Kook Tire Manufacturing Co., Ltd.
  Second Issue 96 ......................                36             $  1,325
*Han-Il Synthetic Fiber Industrial Co.,
  Ltd. .................................            29,000              206,093
*Hanbo Steel & General Construction
  Co., Ltd. ............................            10,020              124,525
*Hangdo Merchant Bank  .................             1,590               59,472
 Hanil Cement Manufacturing Co., Ltd.  .             1,830               91,853
 Hanil Construction Co., Ltd.  .........             2,330               26,426
*Hanil Securities Co., Ltd.  ...........             6,850               62,648
*Hanjin Engineering and Construction
  Co., Ltd. ............................             9,290              134,508
*Hanjin Investment and Securities Co.,
  Ltd. .................................             6,480               53,166
*Hanjin Transportation Co., Ltd.  ......             2,790               58,574
 Hankook Caprolactam Corp.  ............             3,400              248,190
 Hankook Core Co., Ltd.  ...............             1,236               20,431
 Hankook Cosmetics Co., Ltd.  ..........             3,000               78,185
 Hankuk Glass Industries, Inc.  ........             4,800               90,347
 Hankuk Paper Manufacturing Co., Ltd.  .             2,236               50,720
 Hanmi Pharmaceutical Co., Ltd.  .......             2,769              113,593
 Hannong Corp.  ........................             1,000               38,610
*Hanshin Construction  .................             7,540               50,946
 Hanshin Machinery Co., Ltd.  ..........               530               34,532
 Hansol Paper Co., Ltd  ................             6,790              199,079
*Hanwha Chemical Corp.  ................             6,680               66,897
*Hanwha Corp.  .........................            30,161              411,220
*Hanwha Corp. Issue 96  ................             4,695               58,914
*Hanwha Energy Co., Ltd.  ..............            26,000              177,558
*Hanwha Machinery Co., Ltd.  ...........            16,320              198,880
*Hanwha Machinery Co., Ltd.
  Issue 96 .............................             2,593               29,722
 Heesung Cable, Ltd.  ..................            29,448              604,025
*Heesung Cable, Ltd. Issue 96  .........            14,391              295,182
 Heung Ah Tire & Rubber  ...............             5,000              130,309
*Hotel Shilla, Ltd.  ...................             8,200               80,140
 Hwa Sung Industrial Co.  ..............             2,690               62,641
 Hwacheon Machiney Works, Ltd.  ........             1,050               19,764
*Hyosung Corp.  ........................            19,600              124,155
*Hyosung Motors & Machinery, Inc.  .....             6,500              134,110
 Hyundai Cement Co., Ltd.  .............             5,600              160,811
*Hyundai Corp.  ........................            13,055              248,877
*Hyundai Corp. Issue 96  ...............             5,220               94,474
 Hyundai International Merchant Bank  ..             3,509               72,399
 Hyundai Mipo Dockyard Co., Ltd.  ......            14,000              199,324
 Hyundai Motor Service Co., Ltd.  ......             6,500              196,851
 Hyundai Pharmaceutical Co., Ltd.  .....             3,427              101,718
 Hyundai Pipe Co., Ltd.  ...............             4,500               41,807
*Hyundai Pipe Co., Ltd. Issue 96  ......             1,800               15,442
 Hyundai Precision Industry Co., Ltd.  .            12,890              279,947
*Hyundai Securities Co., Ltd.  .........             3,750               57,915
*Hyundai Securities Co., Ltd.
  Issue 96 .............................               306                4,394
*Hyundai Wood Industry  ................            12,472              107,595
*Il Dong Pharmaceutical Co., Ltd.  .....               960               49,228
*Il Dong Pharmaceutical Co., Ltd. Issue
  96 ...................................               375               14,479
 Il Jin Co., Ltd.  .....................             1,100               41,940
 Il Jin Electronics & Machinery Co.,
  Ltd. .................................             1,000               37,765
 Il Shin Spinning  .....................             3,021              265,358
 Il Sung Construction Co., Ltd.  .......             4,430               43,883

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED
                                                    Shares             Value+
                                                  ---------           --------
 Il Sung Pharmaceutical Co., Ltd.  .....             1,090             $ 24,988
 Il Yang Pharmaceutical Co., Ltd.  .....             5,245              129,100
*Il Yang Pharmaceutical Co., Ltd. Issue
  96 ...................................               710               15,848
 Inchon Iron & Steel Co., Ltd.  ........             4,190               79,877
*Inchon Iron & Steel Co., Ltd.
  Issue 96 .............................               755               13,573
*International Fire & Marine Insurance
  Co., Ltd. ............................             1,040               49,817
*Isu Chemical Co., Ltd.  ...............            17,600              184,537
 Jae-Il Engineering, Ltd.  .............             1,790               39,739
 Jeewon Industrial Co., Ltd.  ..........             1,110               37,768
 Jeil Moolsan Co., Ltd.  ...............               560               67,568
 Jindo Corp.  ..........................             9,644              145,451
 Jinro, Ltd.  ..........................             9,213              217,875
*KIA Motors Service Co., Ltd.  .........             4,020               39,288
*KLB Securities Co.  ...................             4,920               40,723
 Kang Won Industrial, Ltd.  ............            19,500              319,981
 Kangwon Bank Co., Ltd.  ...............            42,412              290,150
 Keang Nam Enterprises Co., Ltd.  ......             4,860               53,948
 Keum Kang Development Industry Co.,
  Ltd. .................................             6,280              106,081
 Keumkang Co., Ltd.  ...................             3,180              164,986
*Keun Wha Pharmaceutical Co., Ltd.  ....               400                4,585
 Keyang Electric Machinery Co., Ltd.  ..             1,480               30,179
*Keyang Electric Machinery Co., Ltd.
  Issue 96 .............................               296                5,607
*Kia Precision Works Co., Ltd.  ........             2,550               23,168
*Kia Steel Co., Ltd.  ..................            32,677              152,582
*Kia Steel Co., Ltd. Issue 96  .........             7,140               33,598
 Kohap Co., Ltd.  ......................            36,812              302,029
 Kohap, Inc.  ..........................             4,240               37,601
 Kolon Construction Co., Ltd.  .........             3,502               36,338
*Kolon Construction Co., Ltd.
  Issue 96 .............................               835                7,758
 Kolon International Corp.  ............            10,795              114,098
*Kolon International Corp. Issue 96  ...             4,003               39,895
*Kony Precision Co., Ltd.  .............             2,000               37,403
*Koram Bank, Ltd.  .....................            19,150              192,933
*Koram Bank, Ltd. Issue 96  ............             3,941               38,516
*Korea Cast Iron Pipe Co., Ltd.  .......               360               22,153
 Korea Chemical Co., Ltd.  .............             1,020               77,534
 Korea Computer Co., Ltd.  .............             1,400               54,054
 Korea Cottrell Co., Ltd.  .............               580               37,230
 Korea Electronics Co., Ltd.  ..........            10,483              212,493
*Korea Export Packing Industries Co.,
  Ltd. .................................             1,120               27,703
 Korea Express Co., Ltd.  ..............             6,720              202,703
*Korea First Bank Securities  ..........             6,240               67,761
*Korea First Securities Co., Ltd.  .....             8,490               71,706
 Korea Green Cross Co., Ltd.  ..........             1,110              101,116
*Korea Industrial Leasing Co., Ltd.  ...             6,810               75,594
 Korea Iron & Steel Co., Ltd.  .........            23,133              267,950
 Korea Iron & Steel Works Co., Ltd.  ...               400               55,502
 Korea Kumho Petrochemical  ............            31,600              274,517
 Korea Line Corp.  .....................             3,110               49,157
 Korea Zinc Co., Ltd.  .................             7,120              148,620
*Korean Reinsurance Co., Ltd.  .........             3,810              107,110
*Korean Reinsurance Co., Ltd.
  Issue 96 .............................               895               22,677
*Koryo Cement Manufacturing Co., Ltd.  .             2,000               13,393
*Kuk Dong Construction Co., Ltd.  ......             7,305               82,851
*Kukje Corp.  ..........................            10,380               72,640
 Kum Kang Trading Co., Ltd.  ...........             3,550               54,398

                                                    Shares             Value+
                                                  --------            --------
 Kum Yang Co., Ltd.  ...................             1,700             $ 72,406
 Kumho Construction & Engineering Co.,
  Ltd ..................................            57,137              494,985
 Kumho Electric Co., Ltd.  .............             1,240               48,625
*Kumho Tire Co., Ltd.  .................            26,420              310,805
*Kun Young Co., Ltd.  ..................             1,980                7,645
 Kunsul Chemical Industrial Co., Ltd.  .               620               43,762
 Kwang Myung Electric Engineering Co.,
  Ltd. .................................               900               26,822
 Kwangju Bank  .........................            20,248              146,583
 Kyong Nam Bank  .......................            16,460              162,852
 Kyung Nam Energy Co., Ltd.  ...........               900               52,775
 Kyungbang Co., Ltd.  ..................               690               42,792
*Kyungki Bank, Ltd.  ...................            18,010              122,776
 Kyungnam Wool Textile Co., Ltd.  ......             4,172               69,466
 Kyungwon-Century Co., Ltd.  ...........             2,700               80,792
 LG Cable & Machinery, Ltd.  ...........             9,330              151,973
*LG Cable & Machinery, Ltd.
  Issue 96 .............................             1,504               23,772
 LG Construction, Ltd.  ................            23,618              470,194
 LG Industrial Systems, Ltd.  ..........             2,840               72,987
 LG International Corp.  ...............            41,893              404,373
 LG Metals Corp.  ......................            24,400              532,867
 Lotte Chilsung Beverage Co., Ltd.  ....               550               77,642
 Lotte Confectionery Co., Ltd.  ........               750              108,591
 Mando Machinery Corp.  ................             1,990               88,119
*Manho Rope & Wire, Ltd.  ..............               370               80,357
 Maxon Electronics Co., Ltd.  ..........             1,250               42,984
 Midopa Department Store  ..............            16,536              265,358
*Midopa Department Store Issue 96  .....             3,952               61,512
 Miwon Co., Ltd.  ......................             3,840               66,718
 Miwon Petrochemical Corp.  ............            14,328              146,945
 Nae Wae Semiconductor Co., Ltd.  ......             2,670               46,390
 Nam Sung Corp.  .......................             1,760               25,695
*Namhan Paper Manufacturing Co., Ltd.  .             6,500               41,566
 Namkwang Engineering & Construction
  Co., Ltd. ............................             2,370               28,310
 Namyang Dairy Products Co., Ltd.  .....               380               31,636
 Nasan Co., Ltd.  ......................             5,951              157,966
*Nasan Co., Ltd. Issue 96  .............             1,427               35,296
 Nong Shim Co., Ltd.  ..................             4,028              205,094
 On Yang Pulp  .........................             9,828               67,828
*Oriental Brewery Co., Ltd.  ...........             2,150              153,053
 Oriental Chemical Industries Co., Ltd.             17,683              484,325
*Oriental Chemical Industries Co., Ltd.
  Issue 96 .............................               701               19,025
 Oriental Fire & Marine Insurance Co.,
  Ltd. .................................             4,800              124,517
 Orion Electric Co., Ltd.  .............             8,538              127,740
 Ottogi Corp.  .........................             1,820               54,020
 Pacific Chemical Co., Ltd.  ...........            14,000              261,824
 Pang Rim Spinning  ....................             5,000              301,641
 Poong San Corp.  ......................            32,000              420,849
 Posco Chemical Co., Ltd.  .............            13,000              166,264
 Pyung Wha Industrial Co., Ltd.  .......             2,000               70,463
*Rifa Industrial Co.  ..................             1,480               35,179
 Rocket Electric  ......................             1,950               66,819
 STC Corp.  ............................            12,400              224,421
 Saehan Media Corp.  ...................            11,800              254,850
*Sam Ick Construction Co., Ltd.  .......            18,972               86,070
*Sam Jin Chemical Co., Ltd.  ...........             1,000                3,752
*Sam Lip Industrial Co., Ltd.  .........               690               31,137

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED
                                                    Shares             Value+
                                                  ---------           --------
 Sam Sung Radiator Industrial Co., Ltd.                420             $ 25,693
 Sam Yang Co., Ltd.  ...................            14,765              472,095
*Sambu Construction Co., Ltd.  .........             3,693              102,484
 Samchully Co., Ltd.  ..................             1,050               84,755
*Samchully Co., Ltd. First Issue 96  ...               131               10,274
*Samchully Co., Ltd. Second
  Issue 96 .............................                52                3,827
*Samick Musical Instruments
  Manufacturing Co., Ltd. ..............             9,136               29,763
*Samlip Foods Industries Co., Ltd.  ....             4,060               89,155
*Sammi Corp.  ..........................            29,600              100,000
*Sammi Steel Co., Ltd.  ................            49,800              228,931
 Samsung Aerospace Industrial Co., Ltd.             17,875              276,062
*Samsung Aerospace Industrial Co., Ltd.
  Issue 96 .............................             8,493              123,993
 Samsung Electro-Mechanics Co., Ltd.  ..                62                1,721
*Samsung Electro-Mechanics Co., Ltd.
  Issue 96 .............................               525               13,619
 Samsung Fine Chemicals  ...............             1,441              103,450
*Samsung Fine Chemicals Issue 96  ......               690               47,454
 Samsung Securities Co., Ltd.  .........             6,720              148,378
*Samsung Securities Co., Ltd.
  Issue 96 .............................             1,075               22,050
 Samwhan Corp. Co., Ltd.  ..............            17,164              335,493
 Samyang Foods Co., Ltd.  ..............             2,000               73,842
*Samyang Merchant Bank  ................             3,200               32,819
 Samyang Tong Sang Co., Ltd.  ..........             1,440               27,278
*Samyoung Chemical Co., Ltd.  ..........             4,000               55,985
*Se Poong Corp.  .......................             8,500              124,095
 Seah Steel Corp.  .....................             2,543               66,889
*Seah Steel Corp. Issue 96  ............                32                  811
*Seoul Securities Co., Ltd.  ...........            10,650              114,364
 Seyang Shipping Co., Ltd.  ............             2,360               38,441
*Seyang Shipping Co., Ltd. Issue 96  ...               936               13,891
 Shin Dong-Ah Fire & Marine Insurance
  Co. ..................................             5,670              114,248
 Shin Han Investment & Finance Co.,
  Ltd. .................................             2,976               75,405
*Shin Han Securities Co., Ltd.  ........             5,870               48,515
 Shin Heung Securities Co., Ltd.  ......             4,100               36,063
*Shin Heung Securities Co., Ltd. Issue
  96 ...................................               789                6,188
 Shin Ho Petrochemical Co., Ltd.  ......             7,083               43,585
 Shin Poong Paper Manufacturing Co.,
  Ltd. .................................               960               27,220
 Shin Sung Corp.  ......................            12,771              141,763
 Shin Wha Engineering & Construction
  Co., Ltd. ............................            12,597              194,548
*Shin Wha Engineering & Construction
  Co., Ltd. Issue 96 ...................             1,914               27,020
 Shin Won Corp.  .......................             1,790               43,627
 Shin Young Securities Co., Ltd.  ......             4,220               82,486
 Shindongbang Corp.  ...................             3,935              197,035
*Shinhan Engineering & Construction
  Co., Ltd. ............................             4,260               39,526
*Shinho Paper Co., Ltd. Issue 96  ......             2,717               18,096
*Shinho Steel Co., Ltd.  ...............             2,999               21,711
 Shinil Engineering Co., Ltd.  .........             3,180               37,601
*Shinsung Tongsang Co., Ltd.  ..........             9,984               89,022
 Song Woun Industries Co., Ltd.  .......               380               21,228
*Song Woun Industries Co., Ltd. First
  Issue 96 .............................               140                7,314

                                                    Shares             Value+
                                                  ---------           --------
*Song Woun Industries Co., Ltd. Second
  Issue 96 .............................               138             $  6,827
*Soosan Heavy Industries Co., Ltd.  ....             1,550               26,369
*Soosan Heavy Industries Co., Ltd.
  Issue 96 .............................               386                5,961
 Ssang Bang Wool Co., Ltd.  ............             5,589              215,792
 Ssangyong Corp.  ......................             9,023               85,135
 Ssangyong Fire & Marine Insurance Co.,
  Ltd. .................................             2,630               49,820
*Ssangyong Heavy Industry Co., Ltd.  ...             5,700               41,608
*Ssangyong Investment Securities Co.,
  Ltd. .................................             7,380               89,935
*Ssangyong Motor Co.  ..................            32,600              340,239
 Ssangyong Paper Co., Ltd.  ............             2,040               51,443
 Sung Chang Enterprise Co., Ltd.  ......             1,680              123,446
 Sung Shin Cement Co., Ltd.  ...........             6,515              165,076
 Sungwon Construction Co., Ltd.  .......             3,390               44,175
 Sunkyong Industries, Ltd.  ............             5,030               89,821
 Sunkyong Securities Co., Ltd.  ........             6,700               60,064
*Sunkyong Securities Co., Ltd. Issue 96                727                6,298
 Sunkyong, Ltd.  .......................            23,348              369,038
*Sunkyong, Ltd. Issue 96  ..............             3,380               49,346
 Tae Il Media Co., Ltd.  ...............             4,729               92,435
 Tae Kwang Industrial Co., Ltd.  .......               150               61,173
 Tae Young Corp.  ......................               900               62,983
*Taegu Department Store Co., Ltd.  .....             2,860               58,318
 Tai Han Electric Wire Co., Ltd.  ......             9,403              149,758
 Tai Lim Packaging Industries Co., Ltd.              1,210               31,681
 Taihan Sugar Industrial Co., Ltd.  ....             3,080              117,061
*Taihan Sugar Industrial Co., Ltd.
  Issue 96 .............................               246                8,311
 Tong Yang Cement Corp.  ...............            16,890              350,516
 Tong Yang Investment and Finance Co.,
  Ltd. .................................             4,291               54,362
 Tong Yang Mool San Co., Ltd.  .........             6,145               91,938
 Tong Yang Nylon Co., Ltd.  ............            14,930              396,308
*Tong Yang Securities Co., Ltd.  .......             6,770               65,756
*Tongil Heavy Industries Co., Ltd.  ....            65,180              346,032
 Tongkook Corp.  .......................             7,400               45,982
 Tongyang Confectionery Co.  ...........             1,537               40,057
 Trigem Computer, Inc.  ................             8,000              283,783
*Trigem Computer, Inc. Issue 96  .......             2,036               70,995
 Union Steel Manufacturing Co., Ltd.  ..             3,000              209,941
 Yoosung Enteprise  ....................             1,030               32,933
 Youl Chon Chemical Co., Ltd.  .........               990               33,446
 Young Poong Mining and Construction
  Corp. ................................             2,340              132,133
 Youngchang Akki Co., Ltd.  ............             3,200               96,139
 Youngone Corp.  .......................             1,670               31,836
 Youngpoong Corp.  .....................             2,000              237,934
 Yuhan Corp.  ..........................             3,417              171,097
*Yuhan Corp. First Issue 96  ...........               397               18,202
*Yuhan Corp. Second Issue 96  ..........               381               18,204
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost $45,655,669) ...................                             38,312,656
                                                                    ------------
INVESTMENT IN CURRENCY -- (0.1%)
*Korean Won (Cost $218,984)  ...........                                218,297
                                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
*Byuck San Corp. Rights 01/04/97  ......             2,307                    0
*Hansol Paper Co., Ltd. Rights 12/24/96                924                5,237

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED
                                                    Shares             Value+
                                                  ---------           --------
*Nasan Co., Ltd. Rights 12/21/96  ......              1,397         $         0
*Pyung Hwa Industrial Co., Ltd. Rights
  12/07/96 .............................                320               2,548
*Samwhan Corp. Co., Ltd. Rights
  12/02/96 .............................              4,119              14,413
                                                                    ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0) ............................                                 22,198
                                                                    ------------
TOTAL -- KOREA
  (Cost $45,874,653) ...................                             38,553,151
                                                                    ------------
SINGAPORE -- (12.7%)
COMMON STOCKS -- (12.5%)
 AV Jennings Homes, Ltd.  ..............             30,800              14,160
 Acma, Ltd.  ...........................            213,600             484,140
*Alliance Technology & Development,
  Ltd. .................................             48,000              25,317
 Amtek Engineering, Ltd.  ..............            190,500             373,396
*Ana Hotels Singapore, Ltd.  ...........             89,000             214,412
 Apollo Enterprises, Ltd.  .............            162,000             153,571
 Auric Pacific Group, Ltd.  ............            168,000             235,895
 Avimo Group, Ltd.  ....................            190,250             173,571
 Bonvests Holdings, Ltd.  ..............            390,000             361,368
 British-American Tobacco Co.
  (Singapore), Ltd. ....................            119,000             513,150
 Bukit Sembawang Estates, Ltd.  ........             48,334           1,116,195
*CK Tang, Ltd.  ........................             83,000             103,528
 CSA Holdings, Ltd.  ...................            153,000             176,664
 CWT Distribution, Ltd.  ...............            202,500             165,984
 Carnaudmetalbox Asia, Ltd.  ...........            106,000             296,165
*Causeway Investment, Ltd.  ............            133,000             116,600
 Central Properties, Ltd.  .............             66,000             752,673
 Chemical Industries (Far East), Ltd.  .             77,910             194,359
 Chuan Hup Holdings, Ltd.  .............            395,000             271,686
 Cosco Investment (Singapore), Ltd.  ...            134,400             138,902
*Creative Technology, Ltd.  ............             12,300              73,204
 Focal Finance, Ltd.  ..................             95,200             173,708
 Fuji Offset Plates Manufacturing, Ltd.              33,750              14,193
 GB Holdings, Ltd.  ....................             90,000              60,941
 GK Goh Holdings  ......................            478,000             623,478
*General Magnetics, Ltd.  ..............             94,000              36,180
 Goldtron, Ltd.  .......................            473,000             289,936
 Guthrie GTS, Ltd.  ....................            542,400             260,955
 HTP Holdings, Ltd.  ...................            321,000             208,204
 Hai Sun Hup Group, Ltd.  ..............            610,000             439,130
 Haw Par Brothers International, Ltd.  .            374,200             853,485
 Hind Hotels International, Ltd.  ......            112,000             142,096
 Hitachi Zosen (Singapore), Ltd.  ......            497,000             294,020
 Hong Kok Corp., Ltd.  .................            251,000             354,227
 Hotel Grand Central, Ltd.  ............            332,640             291,623
 Hotel Plaza, Ltd.  ....................            579,000             375,545
 Hotel Royal, Ltd.  ....................             59,000             138,774
 Hour Glass, Ltd.  .....................            138,000             105,246
 Hwa Hong Corp., Ltd.  .................            211,000             339,886
*IPC Corp., Ltd.  ......................            140,000              49,893
*Inno-Pacific Holdings, Ltd.  ..........            300,500             113,517
 Insurance Corp. of Singapore, Ltd.  ...             93,250             244,590
 Intraco, Ltd.  ........................            167,500             261,458
 Isetan (Singapore), Ltd.  .............             61,000             125,217
 Jack Chia-MPH, Ltd.  ..................            345,000             292,623
 Jaya Holdings, Ltd.  ..................            122,400              93,349
 Jurong Cement, Ltd.  ..................             80,500             335,656
 Jurong Engineering, Ltd.  .............             87,000             249,280
 Keppel Finance, Ltd.  .................            253,750             309,275
 Khong Guan Flour Milling, Ltd.  .......             10,000              32,074

                                                    Shares             Value+
                                                  ---------           --------
 Kim Eng Holdings, Ltd.  ...............             580,200        $   537,605
 L & M Group Investments, Ltd.  ........             209,100            277,210
 LC Development, Ltd.  .................             100,333             95,113
 Lee Kim Tah Holdings, Ltd.  ...........             159,000            130,328
*Liang Court Holdings, Ltd.  ...........              66,000             46,101
 Lim Kah Ngam, Ltd.  ...................             270,999            303,257
 Low Keng Huat Singapore, Ltd.  ........             144,000             62,609
 Lum Chang Holdings, Ltd.  .............             503,359            444,879
 Marco Polo Developments, Ltd.  ........             539,000          1,083,379
 Metalock (Singapore), Ltd.  ...........              20,000             21,098
 Metro Holdings, Ltd.  .................             209,160            733,476
 Orchard Parade Holdings, Ltd.  ........             308,800            682,309
 Overseas Union Trust (Foreign)  .......             163,800            265,022
 PCI, Ltd.  ............................             225,000            121,882
*Pacific Can Investment Holdings, Ltd.               101,000             68,389
 Pacific Carriers, Ltd.  ...............             434,000            315,524
*Pacific Century Regional Developments,
  Ltd. .................................              34,500             39,590
 Pan Malayan Holdings, Ltd.  ...........             100,000            152,530
 Pan Pacific Public Co., Ltd.  .........              46,500             27,177
*Pan-United Corp., Ltd.  ...............              76,000             38,731
 Pentex-Schweizer Circuits, Ltd.  ......              79,200            106,127
 Pertama Holdings, Ltd.  ...............              68,750             21,561
 Prima, Ltd.  ..........................              75,000            269,957
 Provisions Suppliers Corp.  ...........             268,600            154,115
 Republic Hotels and Resorts, Ltd.  ....             413,000            518,090
 Resources Development Corp., Ltd.  ....              37,500            121,347
 Robinson & Co., Ltd.  .................             117,800            507,976
 SNP Corp., Ltd.  ......................              68,000             46,529
*SPP, Ltd.  ............................              83,000             39,341
 ST Capital, Ltd.  .....................             192,200            243,846
 San Teh, Ltd.  ........................             366,672            235,214
 Scotts Holdings, Ltd.  ................             319,000            284,212
 Sea View Hotel, Ltd.  .................              44,000            426,515
 Shangri-La Hotel, Ltd.  ...............             147,000            523,877
 Sime Singapore, Ltd.  .................             786,000            512,609
 Sing Investments & Finance, Ltd.
  (Foreign) ............................              94,500             97,666
 Singapore Finance, Ltd.  ..............             408,000            665,944
 Singapore Reinsurance Corp., Ltd.  ....             152,700            182,848
 Singapore Technologies Automotive,
  Ltd. (Foreign) .......................             207,600            455,743
 Singapura Building Society, Ltd.  .....              65,250             70,691
 Singatronics, Ltd.  ...................             200,000             92,659
 Singmarine Industries, Ltd.  ..........             215,500            301,055
 Ssangyong Cement (Singapore), Ltd.  ...             134,000            309,451
 Stamford Tyres Corp., Ltd.  ...........              62,000             46,842
 Steamers Maritime Holding, Ltd.  ......             316,000            274,783
 Superior Metal Printing, Ltd.  ........             157,000             77,213
 Tibs Holdings, Ltd.  ..................              61,000            112,174
 Tiger Medicals, Ltd.  .................             101,000            150,456
 Times Publishing, Ltd.  ...............             209,000            467,755
*Transmarco, Ltd.  .....................               3,000             25,445
 Tuan Sing Holdings, Ltd.  .............           2,220,000            830,720
 United Engineers, Ltd.  ...............             306,500            524,305
 United Overseas Finance, Ltd.  ........             134,500            182,145
 United Overseas Insurance, Ltd.  ......              75,500            139,914
 United Pulp & Paper Co., Ltd.  ........             105,000            131,718
 Van der Horst, Ltd.  ..................             167,100            744,387
 Van der Horst, Ltd. 3.5% Unsecured
  Loan Stock 08/31/98 ..................              23,400             16,345
*Vickers Ballas Holdings, Ltd.  ........              34,000             49,922
 WBL Corp., Ltd.  ......................             226,000            462,309

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED
                                                    Shares            Value+
                                                  ---------          --------
 Wearnes International (1994), Ltd.  ..              33,000         $    28,225
                                                                   ------------
TOTAL COMMON STOCKS (Cost $24,346,145)                               28,961,739
                                                                   ------------
INVESTMENT IN CURRENCY -- (0.2%)
*Singapore Dollars (Cost $417,995)  ...                                 417,364
                                                                   ------------
TOTAL -- SINGAPORE (Cost $24,764,140)                                29,379,103
                                                                   ------------


                                                                                   Face
                                                                                  Amount
                                                                                 --------
                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)
 Repurchase Agreement, PNC Securities Corp. 5.45%, 12/02/96
  (Collateralized by U.S. Treasury Bills 4.93%, 01/16/97)
  (Cost $580,000) .....................................................            $580                 580,000
                                                                                                   -------------
TOTAL INVESTMENTS -- (100.8%) (Cost $202,515,733) .....................                             233,361,552
                                                                                                   -------------
OTHER ASSETS AND LIABILITIES -- (-0.8%)
Other Assets ..........................................................                               2,641,854
Payable for Investment Securities Purchased ...........................                              (4,325,528)
Other Liabilities .....................................................                                (196,413)
                                                                                                   -------------
                                                                                                     (1,880,087)
                                                                                                   -------------
NET ASSETS -- (100.0%) ................................................                            $231,481,465
                                                                                                   =============

------
+See Note B to Financial Statements.
* Non-Income Producing Securities
#Securities on Loan

                 See accompanying Notes to Financial Statements

                           STATEMENT OF NET ASSETS
                   THE UNITED KINGDOM SMALL COMPANY SERIES
                              NOVEMBER 30, 1996

                                                  Shares               Value+
                                                -----------          ----------
UNITED KINGDOM -- (99.2%)
COMMON STOCKS -- (98.7%)
 600 Group P.L.C.  ...................           135,000             $  538,971
*AAF Industries P.L.C.  ..............            53,256                 26,857
 ABI Leisure Group P.L.C.  ...........            73,000                100,011
*ADT  ................................             8,430                167,216
 AIM Group P.L.C.  ...................            36,930                217,278
 API Group P.L.C.  ...................            66,214                781,923
 ASDA Property Holdings P.L.C.  ......            94,000                259,933
 ASW Holdings P.L.C.  ................           415,900                255,182
 Abacus Polar P.L.C.  ................           150,000                409,744
 Abbeycrest P.L.C.  ..................            61,590                164,099
 Abbott Mead Vickers P.L.C.  .........            70,875                756,545
 Aberdeen Trust P.L.C.  ..............            38,500                 58,894
 Acatos & Hutcheson P.L.C.  ..........            79,000                366,525
 Adam & Harvey Group P.L.C.  .........            10,500                 55,599
 Admiral P.L.C.  .....................           135,000                833,986
 Adscene Group P.L.C.  ...............            92,000                245,123
 Adwest Group P.L.C.  ................           204,250                492,699
 Aerospace Engineering P.L.C.  .......            79,904                 33,915
*African Lakes Corp. P.L.C.  .........             6,208                  5,583
 Airflow Streamlines P.L.C.  .........            20,500                 64,786
 Airsprung Furniture Group P.L.C.  ...            58,000                231,558
 Alba P.L.C.  ........................           115,625                524,787
 Alexanders Holdings P.L.C.  .........           188,000                 39,504
 Alexandra Workwear P.L.C.  ..........            91,243                125,004
*Alexon Group P.L.C.  ................           154,500                433,723
*Allied Leisure P.L.C.  ..............           265,166                238,473
 Allied London Properties P.L.C.  ....           182,000                223,338
 Allied Textile Companies P.L.C.  ....           169,238                540,529
*Alphameric P.L.C.  ..................             1,637                    977
 Alumasc Group P.L.C.  ...............            85,000                464,376
 Alvis P.L.C.  .......................           150,000                300,059
 Amber Day Holdings P.L.C.  ..........           392,530                171,559
 Amber Industrial Holdings P.L.C.  ...            42,000                 93,548
 Amey P.L.C.  ........................            50,000                299,638
 Amstrad P.L.C.  .....................            19,702                 50,672
 Andrews Sykes Group P.L.C.  .........            38,727                312,480
*Anglesey Mining P.L.C.  .............            55,000                  3,467
 Anglian Group P.L.C.  ...............           157,850                565,187
 Anglo Eastern Plantations P.L.C.  ...            57,166                110,030
*Anglo United P.L.C.  ................           826,666                 10,422
 Appleyard Group P.L.C.  .............           160,627                206,561
 Applied Distribution Group P.L.C.  ..            25,000                 12,397
 Arcadian International P.L.C.  ......           234,669                179,488
 Archer Group Holding P.L.C.  ........            99,000                153,938
 Arcolectric Holdings P.L.C. Class A
  Non-Voting .........................            10,000                 13,448
 Arlen P.L.C.  .......................           200,728                165,338
 Armitage Brothers P.L.C.  ...........             4,000                 17,146
 Armour Trust P.L.C.  ................            98,500                 53,813
*Ascot Holdings P.L.C.  ..............            50,000                273,163
 Ash & Lacy P.L.C.  ..................           101,098                297,405
 Ashtead Group P.L.C.  ...............           175,998                631,645
 Associated British Engineering
  P.L.C. .............................           534,500                 33,694
*Aukett Associates P.L.C.  ...........            33,500                  5,350
 Austin Reed Group P.L.C.  ...........            77,000                279,584
 Avesco P.L.C.  ......................            18,666                 96,800
 Avon Rubber P.L.C.  .................            65,511                759,856

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED
                                                  Shares               Value+
                                                -----------          ----------
*Avonside Group P.L.C.  ..............            50,000             $   24,375
 Azlan Group P.L.C.  .................            10,000                 99,767
 BM Group P.L.C.  ....................           276,000                127,588
 BNB Resources P.L.C.  ...............            59,000                158,191
 BPP Holdings P.L.C.  ................            62,450                378,447
 BSG International P.L.C.  ...........           684,597              1,101,898
 Babcock International Group P.L.C.  .           122,557                153,484
 Baggeridge Brick P.L.C.  ............            98,000                183,683
 Bailey (Ben) Construction P.L.C.  ...            26,000                 12,675
*Bailey (C.H.) P.L.C.  ...............           109,500                 17,026
*Bailey (C.H.) P.L.C. Class B  .......            10,000                  5,379
 Baldwin P.L.C.  .....................            51,000                111,450
 Bandt P.L.C.  .......................           315,000                103,255
*Bank Leumi (U.K.), Ltd.  ............             5,767                 41,686
 Banks (Sidney C.) P.L.C.  ...........            38,507                189,660
 Barbour Index P.L.C.  ...............            41,000                229,507
 Barcom P.L.C.  ......................           120,000                100,860
 Bardon Group P.L.C.  ................           966,879                516,040
 Barlows P.L.C.  .....................            50,000                 39,924
 Barr & Wallace Arnold Trust P.L.C.  .            16,000                 59,306
 Barr Transport P.L.C.  ..............            47,000                254,798
*Barton Transport P.L.C. (Deferred)  .             1,250                  5,778
 Baynes (Charles) P.L.C.  ............           341,378                760,360
 Beales Hunter P.L.C.  ...............            22,254                 65,466
 Bearing Power International P.L.C.  .            81,757                 24,394
 Beattie (James) P.L.C.  .............           107,247                274,930
 Beauford P.L.C.  ....................             1,312                    838
 Bellway P.L.C.  .....................           135,000                691,017
*Bellwinch P.L.C.  ...................           163,266                 45,284
 Bemrose Corp. P.L.C.  ...............            94,500                650,509
*Benchmark Group P.L.C.  .............            13,446                 39,894
*Benson Group P.L.C.  ................            64,880                 48,533
 Bentalls P.L.C.  ....................           101,500                219,249
 Beradin Holdings P.L.C.  ............            37,000                 24,568
 Berisford P.L.C.  ...................           200,000                484,128
 Bespak P.L.C.  ......................            60,718                484,308
*Betacom P.L.C.  .....................           195,000                 70,476
 Bett Brothers P.L.C.  ...............            41,000                119,578
 Betterware P.L.C.  ..................           228,870                438,593
*Beverley Group P.L.C.  ..............            86,820                  2,189
 Bibby (J.) & Sons P.L.C.  ...........           262,300                599,660
 Bilton P.L.C.  ......................           180,000                662,650
 Birkby P.L.C.  ......................           119,513                374,681
*Birkdale Group P.L.C.  ..............            33,600                  3,671
*Birse Group P.L.C.  .................           515,900                177,782
 Black (A & C) P.L.C.  ...............             2,250                 13,994
 Black (Peter) Holdings P.L.C.  ......           134,495                706,519
 Black Arrow Group P.L.C.  ...........            56,500                 56,986
 Blacks Leisure Group P.L.C.  ........            69,959                391,024
 Blagden Industries P.L.C.  ..........           173,875                618,180
 Blick P.L.C.  .......................            74,555                441,778
 Blockleys P.L.C.  ...................            73,678                 53,876
 Bodycote International P.L.C.  ......            56,000                666,012
*Bolton Group (International), Ltd.  .            23,000                  5,413
 Booker P.L.C.  ......................            11,760                 82,237
 Boosey & Hawkes P.L.C.  .............            47,500                648,761
 Boot (Henry) & Sons P.L.C.  .........            65,000                251,310
*Booth Industries Group P.L.C.  ......             5,000                  3,656
 Borthwicks P.L.C.  ..................           157,500                 70,161
 Bostrom P.L.C.  .....................            43,000                180,708

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED
                                                  Shares               Value+
                                                -----------          ----------
 Bourne End Properties P.L.C.  .......           185,454             $  125,479
 Bradstock Group P.L.C.  .............           130,000                128,933
 Brammer (H.) P.L.C.  ................           111,000              1,201,646
 Brasway P.L.C.  .....................           200,833                 85,244
 Breedon P.L.C.  .....................            75,428                117,285
 Brent International P.L.C.  .........           239,531                475,129
*Brent Walker Group P.L.C.  ..........           128,571                  4,323
 Bridgend Group P.L.C.  ..............            93,000                 31,267
 Bridon P.L.C.  ......................           180,000                310,145
 Bridport-Gundry P.L.C.  .............            22,000                 48,262
*Bridport-Gundry P.L.C. Issue 96  ....            16,500                 36,057
 Bristol Evening Post P.L.C.  ........            40,500                292,746
 Bristol Scotts P.L.C.  ..............             7,000                 20,180
 Bristol Water Holdings P.L.C.  ......            12,000                257,193
 Britannia Group P.L.C.  .............            50,000                 23,114
 British Borneo Petroleum Syndicate
  P.L.C. .............................            90,498                970,571
*British Building and Engineering
  Appliances, Ltd. ...................            32,000                 25,551
 British Dredging P.L.C.  ............            45,600                 92,751
 British Fittings Group P.L.C.  ......            62,658                 94,269
 British Mohair Holdings P.L.C.  .....            31,500                 58,776
 British Polythene Industries P.L.C.              56,740                697,704
 British Steam Specialties Group
  P.L.C. .............................            63,505                650,119
*British Thornton Holdings P.L.C.  ...            35,000                 11,179
 Britton Group P.L.C.  ...............           372,200                957,272
 Brockhampton Holdings P.L.C.  .......            12,000                 41,353
 Brockhampton Holdings P.L.C. Series
  A Non-Voting .......................            48,000                 86,336
 Brooke Industrial Holdings P.L.C.  ..             7,788                 15,709
*Brooke Industrial Holdings P.L.C.
  Issue 96 ...........................             7,787                 15,772
 Brooks Service Group P.L.C.  ........            25,500                 39,436
*Brown & Jackson P.L.C.  .............           622,019                151,614
 Budgens P.L.C.  .....................           399,285                305,395
 Bulgin (A.F.) & Co. P.L.C.  .........             4,000                  4,203
 Bulgin (A.F.) & Co. P.L.C. Class A
  Non-Voting .........................            52,000                 10,927
*Bullers P.L.C.  .....................                97                      0
 Bullough P.L.C.  ....................           292,000                346,051
 Bulmer (H.P.) Holdings P.L.C.  ......            60,500                551,725
 Burn Stewart Distillers P.L.C.  .....           142,500                170,075
 Burndene Investments P.L.C.  ........           285,500                151,177
 Burnfield P.L.C.  ...................            85,475                163,799
 Burton Group P.L.C.  ................            40,525                101,332
 Burtonwood Brewery P.L.C.  ..........            52,000                150,786
 CLS Holdings P.L.C.  ................           100,000                188,272
 CRT Group P.L.C.  ...................           149,251                693,713
 Caffyns P.L.C.  .....................             6,000                 28,745
*Cairn Energy P.L.C.  ................           190,000              1,127,447
 Cala P.L.C.  ........................            98,400                162,929
*Calderburn P.L.C.  ..................           107,636                 47,948
 Camellia P.L.C.  ....................             2,950                121,494
*Campari International P.L.C.  .......            25,000                      0
 Canning (W.) P.L.C.  ................            68,354                314,260
*Cantab Pharmaceuticals P.L.C.  ......            50,000                529,515
 Cantors P.L.C.  .....................            40,750                180,499
 Cape P.L.C.  ........................           132,000                360,575
 Capita Group P.L.C.  ................           121,000                948,866
 Capital Corp. P.L.C.  ...............           135,000                439,119
 Capital Industries P.L.C.  ..........            67,500                208,213
*Capital Industries P.L.C. Issue 96  .             8,437                 25,642
 Carclo Engineering Group P.L.C.  ....           179,777                767,601
*Cardinal Business Group P.L.C.  .....            25,000                  5,043

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED
                                                  Shares               Value+
                                                -----------          ----------
*Carlisle Group P.L.C.  ..............           125,000             $   21,538
 Carr's Milling Industries P.L.C.  ...            19,000                100,288
 Castings P.L.C.  ....................           102,000                462,947
*Castle Mill International P.L.C.  ...            31,500                  1,986
 Cater Allen Holdings P.L.C.  ........            78,833                501,582
*Cathay International P.L.C.  ........           439,600                127,472
 Cattle's Holdings P.L.C.  ...........           127,280                547,732
 Caverdale Group P.L.C.  .............            63,924                128,947
 Chamberlin & Hill P.L.C.  ...........            18,000                 44,782
 Channel Holdings P.L.C.  ............           130,500                 66,908
 Chemring Group P.L.C.  ..............            49,000                288,292
 Chesterfield Properties P.L.C.  .....            25,000                227,986
 Chloride Group P.L.C.  ..............           571,500                341,045
*Christie Group P.L.C.  ..............            50,000                 35,721
 Chrysalis Group P.L.C.  .............            72,036                605,463
 Church & Co. P.L.C.  ................            26,500                214,937
 City Centre Restaurants P.L.C.  .....           465,500              1,009,432
*City Site Estates P.L.C.  ...........            20,000                 16,810
 Claremont Garments (Holdings) P.L.C.            135,700                418,585
 Clark (Matthew) P.L.C.  .............            50,000                245,006
 Clarkson (Horace) P.L.C.  ...........            60,489                110,325
 Clayhithe P.L.C.  ...................            41,500                 49,879
*Clinical Computing P.L.C.  ..........            40,000                 20,172
 Clinton Cards P.L.C.  ...............            46,000                144,213
 Cliveden P.L.C.  ....................            27,140                      0
*Clubhaus P.L.C.  ....................            20,800                 29,196
 Clyde Blowers P.L.C.  ...............            11,781                 60,402
*Clyde Blowers P.L.C. Issue 96  ......             7,854                 40,268
 Clyde Petroleum P.L.C.  .............           997,500              1,341,438
*Coal Investments P.L.C.  ............             1,102                      0
*Coda Group P.L.C.  ..................            14,898                 28,925
 Cohen (A.) & Co. P.L.C.  ............             2,100                 17,121
 Cohen (A.) & Co. P.L.C. Class A
  Non-Voting .........................             1,500                 12,229
 Colefax & Fowler Group P.L.C.  ......            60,000                 89,261
*Colorvision P.L.C.  .................            50,000                      0
 Community Hospitals Group P.L.C.  ...            81,333                454,597
 Computer People Group P.L.C.  .......            50,999                559,384
 Concentric P.L.C.  ..................           133,026                413,691
*Conrad P.L.C.  ......................            30,000                  3,404
 Conrad Ritblat Group P.L.C.  ........            33,090                127,936
*Consolidated Coal P.L.C.  ...........             9,166                  3,775
 Cook (William) P.L.C.  ..............            53,750                291,843
 Cooper (Frederick) P.L.C.  ..........            86,954                 50,429
 Cornwell Parker P.L.C.  .............            78,333                215,293
 Cosalt P.L.C.  ......................            30,700                111,212
*Costain Group P.L.C.  ...............           112,060                 77,233
 Country Casuals Holdings P.L.C.  ....             5,040                  8,049
 Countryside Property P.L.C.  ........           183,454                185,032
 Courts P.L.C.  ......................            60,542                989,724
 Coutts Consulting Group P.L.C.  .....            92,000                 85,832
 Cradley Group Holdings P.L.C.  ......            80,000                 82,033
*Cray Electronic Holdings P.L.C.  ....           250,000                151,290
 Crest Nicholson P.L.C.  .............           311,250                347,935
 Crestacare P.L.C.  ..................           381,864                162,083
*Creston Land & Estates P.L.C.  ......            50,000                  6,724
 Cropper (James) P.L.C.  .............            22,000                128,697
 Cullen's Holdings P.L.C.  ...........            38,645                 11,044
 Culver Holdings P.L.C.  .............               338                    611
 Cussins Property Group P.L.C.  ......            43,750                 50,745
 Daejan Holdings P.L.C.  .............            23,000                496,820
 Dagenham Motors Group P.L.C.  .......            65,000                104,894
 Dalepak Foods P.L.C.  ...............            31,500                 41,567
 Dart Group P.L.C.  ..................            37,000                152,694

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED
                                                  Shares               Value+
                                                -----------          ----------
 Davis Service Group P.L.C.  .........           332,480             $1,251,933
 Dawson Group P.L.C.  ................           100,674                266,542
 Dawson International P.L.C.  ........           397,721                381,084
 Debenham Tewson & Chinnocks Holdings
  P.L.C. .............................            89,500                 91,022
*Delaney Group P.L.C.  ...............           270,000                  9,077
 Delyn Group P.L.C. .  ...............            22,500                 28,367
 Dencora P.L.C.  .....................            23,000                 63,794
 Densitron International P.L.C.  .....            42,386                 35,269
 Derwent Valley Holdings P.L.C.  .....            65,000                479,673
 Development Securities P.L.C.  ......            62,000                203,233
 Dewhirst Group P.L.C.  ..............           344,760              1,095,334
 Dewhurst P.L.C.  ....................             9,000                  8,094
 Dewhurst P.L.C. Class A Non-Voting  .            15,500                 13,679
 Diploma P.L.C.  .....................            96,000                597,091
 Dixon Motors P.L.C.  ................             1,556                  6,448
 Doeflex P.L.C.  .....................            25,762                124,505
 Dolphin Packaging P.L.C.  ...........            63,110                209,524
 Domino Printing Sciences P.L.C.  ....           127,187                674,543
*Donelon Tyson P.L.C.  ...............           322,588                      0
 Dowding & Mills P.L.C.  .............           400,875                589,637
 Drummond Group P.L.C.  ..............            26,250                 20,077
 Dyson (J.& J.) P.L.C. Class A Non-
  Voting .............................            28,500                 57,490
 EBC Group P.L.C.  ...................            30,000                 22,946
 EIS Group P.L.C.  ...................           113,333                656,317
 ERA Group P.L.C.  ...................           400,000                 40,344
 Eadie Holdings P.L.C.  ..............           118,000                 24,795
 East Surrey Holdings P.L.C.  ........             9,200                 15,775
 East Surrey Holdings P.L.C.  ........            36,800                136,094
 Eclipse Blinds P.L.C.  ..............           103,670                219,579
 Edinburgh Fund Managers  ............            68,000                647,555
 Elbief P.L.C.  ......................            23,500                 10,073
 Eleco Holdings P.L.C.  ..............           104,685                 19,357
 Electron House P.L.C.  ..............            70,000                187,095
 Electronic Data Processing P.L.C.  ..            55,200                 59,850
 Elliott (B.) & Co. P.L.C.  ..........             6,087                  8,800
 Ellis & Everard P.L.C.  .............           216,782              1,127,851
 Emess P.L.C.  .......................           288,250                123,560
 English & Overseas Properties P.L.C.            190,000                 65,475
 Epwin Group P.L.C.  .................            58,000                212,058
 Etam P.L.C.  ........................           159,500                357,940
 Eurocamp P.L.C.  ....................            93,439                296,864
 Eurocopy P.L.C.  ....................           131,000                137,632
 Euromoney Publications P.L.C.  ......            30,000                764,015
 European Colour P.L.C.  .............            82,090                103,495
 European Motor Holdings P.L.C.  .....           140,000                211,806
 Evans Halshaw Holdings P.L.C.  ......            77,454                309,225
 Evans of Leeds P.L.C.  ..............            80,000                171,462
 Ewart P.L.C.  .......................            30,000                 27,484
 Ex-Lands Properties P.L.C.  .........           208,000                 45,454
 Excalibur Group P.L.C.  .............           228,630                 52,845
 Expamet International P.L.C.  .......           152,749                247,784
 FII Group P.L.C.  ...................            41,166                 76,120
 Faber Prest P.L.C.  .................            29,500                147,529
 Falcon Holdings P.L.C.  .............             5,500                 13,267
*Farringford P.L.C.  .................            30,000                  5,799
 Fenner P.L.C.  ......................           215,276                569,959
 Ferguson International Holdings
  P.L.C. .............................           105,000                410,374
 Fife Indmar P.L.C.  .................            24,000                 19,970
 Finlay (James) P.L.C.  ..............           239,500                318,054
 First Choice Holidays  ..............           570,500                556,226
 First Technology P.L.C.  ............            36,750                395,989

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED
                                                  Shares               Value+
                                                -----------          ----------
 Firth (G.M.) Holdings P.L.C.  .......           163,080             $  166,539
*Fitch P.L.C.  .......................            15,500                  9,445
 Five Oaks Investments P.L.C.  .......           150,000                 66,189
*Flare Group P.L.C.  .................            20,600                 52,116
 Fletcher King P.L.C.  ...............            17,500                  9,267
 Folkes Group P.L.C.  ................            28,000                 28,241
 Folkes Group P.L.C. Non-Voting  .....            65,500                 60,558
 Forminster P.L.C.  ..................            32,500                 46,164
 Forth Ports P.L.C.  .................            51,000                540,105
 Forward Technology Industries P.L.C.             84,260                 55,948
*Foster (John) & Son P.L.C.  .........            27,500                  3,236
 French (Thomas) & Sons P.L.C.  ......            32,000                 32,544
 Friendly Hotels P.L.C.  .............            49,415                126,261
 Frogmore Estates P.L.C.  ............            51,000                446,659
 Frost Group P.L.C.  .................           175,080                416,448
*Futura Holdings P.L.C.  .............             9,000                      0
 GBE International P.L.C.  ...........           134,666                122,242
 GEI International P.L.C.  ...........            87,000                175,496
 GWR Group P.L.C.  ...................            35,698                111,916
 Galliford P.L.C.  ...................           239,500                 74,481
 Gardiner Group P.L.C.  ..............           310,500                172,244
 Garton Engineering P.L.C.  ..........            10,248                 26,271
 Gaskell P.L.C.  .....................             9,000                 21,181
 Geest P.L.C.  .......................            85,000                371,501
 Gent (S.R.) P.L.C.  .................            98,000                 93,077
 Gerrard & National Holdings P.L.C.  .            97,000                441,884
 Gibbs & Dandy P.L.C.  ...............             4,500                  6,165
 Gibbs & Dandy P.L.C. Class A Non-
  Voting .............................            11,000                 11,557
 Gieves Group P.L.C.  ................            60,000                 60,516
 Gleeson (M.J.) Group P.L.C.  ........            25,000                369,190
 Gold Greenlees Trott P.L.C.  ........            64,432                236,116
 Goldsmiths Group P.L.C.  ............            50,000                336,620
 Goode Durrant P.L.C.  ...............           122,500                795,890
 Goodhead Group P.L.C.  ..............            36,000                 17,852
 Grainger Trust, Ltd.  ...............            22,000                122,965
 Grampian Holdings P.L.C.  ...........           200,324                399,042
 Grampian Television P.L.C.  .........            70,000                375,956
 Graseby P.L.C.  .....................           155,480                361,986
 Graystone P.L.C.  ...................            77,496                171,307
 Greene King P.L.C.  .................            78,000                883,080
 Greenway Holdings P.L.C.  ...........            60,197                 52,113
*Greenwich Resources P.L.C.  .........           219,332                 45,165
 Greggs P.L.C.  ......................            26,000                590,031
 Greycoat P.L.C.  ....................           185,000                508,460
 Guiness Peat Group P.L.C.  ..........           147,629                 84,376
 HTV Group P.L.C.  ...................           187,000              1,174,086
 Haden Maclellan Holdings P.L.C.  ....           296,914                504,104
 Haggas (John) P.L.C.  ...............            59,000                128,933
 Hall Engineering (Holdings) P.L.C.  .           110,528                594,552
 Halstead (James) Group P.L.C.  ......            74,955                450,448
 Hambro Countrywide P.L.C.  ..........           849,000              1,341,520
 Hampden Group P.L.C.  ...............            25,000                 34,671
 Hampson Industries P.L.C.  ..........           191,639                217,448
 Hardy Oil & Gas P.L.C.  .............           273,750              1,304,593
 Hardys & Hansons P.L.C.  ............            48,000                238,836
 Harris (Philip) P.L.C.  .............            25,866                109,354
 Hartstone Group P.L.C.  .............           789,819                142,726
 Havelock Europa P.L.C.  .............            64,250                329,413
 Hawtal Whiting Holdings P.L.C.  .....            22,588                 51,450
 Hawtin P.L.C.  ......................           146,500                134,831
*Hay (Norman) P.L.C.  ................            48,000                 23,803
 Haynes Publishing Group P.L.C.  .....            38,635                181,847
 Hazlewood Foods P.L.C.  .............           200,000                312,666

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED
                                                  Shares               Value+
                                                -----------          ----------
 Headlam Group P.L.C.  ...............             99,696            $  475,115
 Heath (C.E.) P.L.C.  ................             75,000                98,339
 Heath (Samuel) & Sons P.L.C.  .......              7,500                19,731
 Helene P.L.C.  ......................            416,326                48,989
 Helical Bar P.L.C.  .................             35,000               229,457
 Hemingway Properties P.L.C.  ........            200,000               112,627
 Henderson Administration Group
  P.L.C. .............................             52,000             1,022,720
 Henlys Group P.L.C.  ................              5,931                55,234
 Hewden-Stuart P.L.C.  ...............            115,000               264,842
 Hewetson P.L.C.  ....................             31,428                35,132
*Hi-Tech Sports P.L.C.  ..............            132,446                85,717
 Hicking Pentecost P.L.C.  ...........             49,096               271,938
*Hickson International P.L.C.  .......            500,000               516,908
 Higgs & Hill P.L.C.  ................            109,500               138,972
*High-Point P.L.C.  ..................             13,500                 9,645
 Hill & Smith Holdings P.L.C.  .......            105,101               128,089
 Hodder Headline P.L.C.  .............             61,000               222,001
 Hogg Robinson P.L.C.  ...............            211,000               993,135
*Hollas Group P.L.C.  ................            354,000                37,192
 Holliday Chemical Holdings P.L.C.  ..            100,000               208,444
*Holmes & Marchant Group P.L.C.  .....             54,000                 7,262
 Holt (Joseph) P.L.C.  ...............              6,000               277,365
 Home Counties Newspapers Holdings
  P.L.C. .............................             25,000               102,121
 Hopkinsons Group P.L.C.  ............            210,557                99,105
*Horace Small Apparel P.L.C.  ........             82,500               124,814
 How Group P.L.C.  ...................             88,000                56,213
 Howard Holdings P.L.C.  .............             57,730                17,468
 Howden Group P.L.C.  ................            700,168               853,312
 Hunting P.L.C.  .....................            218,695               591,878
*Huntingdon International Holdings
  P.L.C. .............................            138,000               219,219
 ISA International P.L.C.  ...........             95,214               340,116
 Ibstock P.L.C.  .....................            625,200               672,615
 Ideal Hardware P.L.C.  ..............             20,000               215,168
*Incepta Group P.L.C.  ...............            176,000                62,130
 Industrial Control Services Group
  P.L.C. .............................             26,666                56,480
 Intereurope Technology Services
  P.L.C. .............................             23,500                38,318
 International Business
  Communications Holdings P.L.C. .....             96,470               480,822
*International Tool & Supply P.L.C.  .            141,500                10,704
 Ipeco Holdings P.L.C.  ..............             74,931                86,282
 Isotron P.L.C.  .....................             30,500               183,292
 Ivory & Sime P.L.C.  ................             78,125               371,002
 JBA Holdings P.L.C.  ................             50,000               399,238
 JIB Group P.L.C.  ...................            298,500               556,974
 JLI Group P.L.C.  ...................            103,000               105,617
 Jackson Group P.L.C.  ...............             78,000                51,792
 Jacobs (John I.) P.L.C.  ............            116,000               147,222
*Jarvis P.L.C.  ......................            175,086               406,161
 Jarvis Porter Group P.L.C.  .........             99,894               368,588
 Jerome (S.) & Sons Holdings P.L.C.  .             27,562                31,274
 Johnson & Firth Brown P.L.C.  .......            339,666               472,485
 Johnson Group Cleaners P.L.C.  ......            119,535               544,543
 Johnston Group P.L.C.  ..............             26,000               205,418
 Johnston Press P.L.C.  ..............            135,176               409,016
 Jones & Shipman P.L.C.  .............             29,500                20,580
 Jones Stroud Holdings P.L.C.  .......             42,500               310,775
 Joseph (Leopold) Holdings P.L.C.  ...             14,000               109,433
 Jourdan (Thomas) P.L.C.  ............             40,000                15,801
 Kalamazoo Computer Group P.L.C.  ....             56,120               107,073
 Kelsey Industries P.L.C.  ...........              7,500                47,593

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED
                                                  Shares               Value+
                                                -----------          ----------
*Kendell P.L.C.  .....................            568,260            $    7,164
 Kenwood Appliances P.L.C.  ..........            120,000               444,793
 King & Shaxson Holdings P.L.C.  .....             39,500               121,843
 Kode International P.L.C.  ..........             43,100                80,783
 Kunick P.L.C.  ......................            600,000               224,414
*LEP Group P.L.C.  ...................          2,115,000                     0
 Laing (John) P.L.C.  ................            110,875               505,092
 Lambert Howarth Group P.L.C.  .......             34,000                65,727
*Lambert Smith Hampton P.L.C.  .......              3,591                 5,282
 Lamont Holdings P.L.C.  .............             72,231               223,413
 Leeds Group P.L.C.  .................             86,938               191,447
 Leigh Interests P.L.C.  .............            156,499               319,636
 Leslie Wise Group P.L.C.  ...........            107,000                88,135
*Liberty P.L.C.  .....................             51,875               346,627
 Life Sciences International P.L.C.  .            381,662               587,040
 Lilleshall P.L.C.  ..................             80,564                91,414
 Linton Park P.L.C.  .................             39,000               233,390
 Linx Printing Technologies P.L.C.  ..             36,000                69,291
*Lionheart P.L.C.  ...................             20,997                 2,735
*Lister & Co. P.L.C.  ................             41,000                 9,649
 Lloyd Thompson Group P.L.C.  ........            154,000               462,090
 Locker (Thomas) Holdings P.L.C.  ....             95,250                68,449
 London Scottish Bank P.L.C.  ........            281,000               455,828
 Lookers P.L.C.  .....................             53,160               101,873
 Lopex P.L.C.  .......................            154,948                67,722
*Lovell (Y.J.) Holdings P.L.C.  ......             70,932                 9,539
 Lowe (Robert H.) & Co. P.L.C.  ......              1,551                   593
 Lowndes Lambert Group Holdings
  P.L.C. .............................            202,000               375,216
*Lyles (S.) P.L.C.  ..................             16,000                16,541
 Lynx Holdings P.L.C.  ...............            100,000               133,640
 M & W P.L.C.  .......................              7,200                13,495
 M.R. Data Management Group P.L.C.  ..            136,158               186,539
 ML Holdings P.L.C.  .................            398,132               257,665
 MS International P.L.C.  ............             71,500                29,447
 MTM P.L.C.  .........................            109,250               169,876
 MacDonald Martin Distillies P.L.C.
  Class A ............................             20,000               284,930
 MacFarlane Group Clansman P.L.C.  ...            292,687               870,852
 Macro 4 P.L.C.  .....................             50,000               418,149
 Mallett P.L.C.  .....................             37,437                48,457
 Manchester United P.L.C.  ...........             62,500               586,249
 Manders P.L.C.  .....................             83,340               273,184
 Manganese Bronze Holdings P.L.C.  ...             46,184               319,469
 Mansfield Brewery P.L.C.  ...........            155,500               849,535
 Marling Industries P.L.C.  ..........            478,398                86,450
 Marshalls P.L.C.  ...................            298,741               670,415
 Martin Internationl Holdings P.L.C.               97,000                48,917
 Matthews (Bernard) P.L.C.  ..........            298,000               646,210
 Maunders (John) Group P.L.C.  .......             61,000               182,010
 Mayflower Corp. P.L.C.  .............            619,012             1,461,986
 McAlpine (Alfred) P.L.C.  ...........            171,111               376,805
 McCarthy & Stone P.L.C.  ............            227,968               362,137
 McKay Securities P.L.C.  ............             58,000               149,659
 McLeod Russel Holdings P.L.C.  ......            149,524               427,295
 Meggitt P.L.C.  .....................            522,190               886,579
 Melrose Energy P.L.C.  ..............            250,000               116,619
*Mentmore Abbey P.L.C.  ..............             76,090               114,477
 Menvier-Swain Group P.L.C.  .........              6,358                31,101
*Merchant Retail Group P.L.C.  .......            263,766                99,763
 Merrydown P.L.C.  ...................             35,000                54,422
 Metal Bulletin P.L.C.  ..............             24,000               500,266
 Metalrax Group P.L.C.  ..............            335,219               600,131
*Micro Focus Group P.L.C.  ...........             34,500               524,850

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED
                                                  Shares               Value+
                                                -----------          ----------
 Microgen Holdings P.L.C.  ...........           105,000             $  262,110
 Mitie Group P.L.C.  .................           125,000                402,389
 Molins P.L.C.  ......................            68,000              1,028,772
 Moorfield Estates P.L.C.  ...........           150,000                 76,906
 More Group P.L.C.  ..................            79,193                840,674
 Morland & Co. P.L.C.  ...............            66,380                655,561
 Mosaic Investments P.L.C.  ..........            33,000                 19,693
 Moss Brothers Group P.L.C.  .........            53,600              1,051,936
 Mowlem (John) & Co. P.L.C.  .........           419,943                815,342
 Mucklow (A & J) Group P.L.C.  .......           175,000                401,549
 NSM P.L.C.  .........................            58,474                 17,202
 Narborough Plantations P.L.C.  ......            63,829                 26,824
 Neepsend P.L.C.  ....................            66,250                 46,217
 Nestor -- BNA P.L.C.  ...............           180,200                377,131
 Newman Tonks Group P.L.C.  ..........           300,834                546,158
*Newmarket Venture Capital P.L.C.  ...            80,000                  7,396
 Nichols (JN) (Vimto) P.L.C.  ........            98,750                306,268
 Nightfreight P.L.C.  ................           125,000                135,531
 Nobo Group P.L.C.  ..................            41,107                 65,991
*Norcros P.L.C.  .....................           292,857                430,756
 Northamber P.L.C.  ..................            44,444                230,481
 Novo Group P.L.C.  ..................           113,000                 71,232
*OEM P.L.C.  .........................            12,000                  7,464
*OMI International P.L.C.  ...........           173,158                 62,582
 Ocean Wilson Holdings, Ltd.  ........            84,250                120,381
 Oceana Consolidated Co. P.L.C.  .....            19,200                 43,572
*Oceonics Group P.L.C.  ..............            52,760                 17,738
 Ockham Holdings P.L.C.  .............           122,000                167,142
*Oliver Group P.L.C.  ................            68,000                 44,009
 Olives Property P.L.C.  .............           126,208                 60,464
 Osborne & Little P.L.C.  ............            17,500                243,430
*Osprey Communications P.L.C.  .......            23,524                 11,468
*Owen & Robinson P.L.C.  .............             9,485                  1,873
 Oxford Instruments P.L.C.  ..........           122,000                921,844
 P & P P.L.C.  .......................           129,250                305,263
 PSIT P.L.C.  ........................           185,933                476,644
 PWS Holdings P.L.C.  ................           134,428                 37,286
 Page (Michael) Group P.L.C.  ........           147,975                990,009
 Park Food Group P.L.C.  .............           382,500                331,136
 Parkland Group P.L.C.  ..............            30,000                 91,530
 Partridge Fine Arts P.L.C.  .........            58,000                 73,124
 Paterson Zochonis P.L.C.  ...........            22,000                165,310
 Paterson Zochonis P.L.C. Non- Voting             27,000                174,286
 Peek P.L.C.  ........................           291,608                490,193
 Pemberstone P.L.C.  .................             9,158                  9,314
 Pendragon P.L.C.  ...................            95,750                551,273
 Perkins Foods P.L.C.  ...............           300,000                383,268
*Perkins Foods P.L.C. Issue 96  ......            50,000                 63,878
 Perpetual P.L.C.  ...................             1,500                 57,238
 Perry Group P.L.C.  .................            61,666                197,473
*Pex P.L.C.  .........................            47,500                  5,190
 Phoenix Timber Group P.L.C.  ........            31,000                  8,598
 Photo-Me International P.L.C.  ......           145,000                292,494
 Pifco Holdings P.L.C.  ..............            20,000                 95,145
 Pifco Holdings P.L.C. Class A  ......            20,000                 95,145
 Pittards P.L.C.  ....................            60,985                 73,299
*Pittencrieff Resources P.L.C.  ......            74,000                 51,002
 Pizza Express P.L.C.  ...............            84,508                749,356
 Plantation & General Investment
  P.L.C. .............................            96,224                 72,789
 Plysu P.L.C.  .......................           117,800                317,825
 Polypipe P.L.C.  ....................            15,000                 54,338
*Porter Chadburn P.L.C.  .............           256,000                129,101

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED
                                                  Shares               Value+
                                                -----------          ----------
 Portmeirion Potteries (Holdings)
  P.L.C. .............................            28,000             $  251,814
 Portsmouth & Sunderland Newspapers
  P.L.C. .............................            30,000                373,182
 Porvair P.L.C.  .....................            35,000                136,203
 Premier Consolidated Oilfields
  P.L.C. .............................             2,450                  1,349
 Pressac Holdings P.L.C.  ............            94,000                335,780
*Prestwick Holdings P.L.C.  ..........            90,000                 57,490
 Princedale Group P.L.C.  ............           250,000                149,189
 Property Partnerships P.L.C.  .......            10,000                 41,016
 Prospect Industries P.L.C.  .........           372,477                 29,741
 Protean P.L.C.  .....................            71,076                172,647
*Proudfoot P.L.C.  ...................           202,646                 71,536
 Prowting P.L.C.  ....................           173,630                294,791
 QS Holdings P.L.C.  .................            95,775                 61,984
*Quadrant Group P.L.C.  ..............           113,253                 21,894
 Quality Care Homes P.L.C.  ..........            42,708                231,530
 Quality Software Products Holdings
  P.L.C. .............................             5,000                 19,752
 Quick Group P.L.C.  .................            56,165                139,260
 RCO Holdings P.L.C.  ................            27,000                102,121
 REA Holdings P.L.C.  ................            54,926                263,142
 Radamec Group P.L.C.  ...............            35,000                 60,306
*Raine P.L.C.  .......................           467,965                108,164
 Ransom (William) & Son P.L.C.  ......            30,000                 27,232
 Ransomes P.L.C.  ....................           308,000                282,173
 Rea Brothers Group P.L.C.  ..........           106,562                110,165
 Readicut International P.L.C.  ......           473,263                350,044
 Rebus Group P.L.C.  .................            75,000                 92,665
 Record Holdings P.L.C.  .............            89,727                 85,220
*Reece P.L.C.  .......................           283,750                 11,925
 Reed Executive P.L.C.  ..............           116,500                264,379
 Reg Vardy P.L.C.  ...................           128,597                636,625
 Regal Hotel Group P.L.C.  ...........           200,000                188,272
*Regent Corp. P.L.C.  ................             2,488                     21
 Relyon Group P.L.C.  ................            45,777                251,245
 Renishaw P.L.C.  ....................           147,339                864,392
 Renold P.L.C.  ......................           180,000                800,324
 Rexmore P.L.C.  .....................            32,500                 66,378
 Ricardo Group P.L.C.  ...............           119,709                216,323
*Richards Group P.L.C.  ..............            16,000                  2,286
 Richards P.L.C.  ....................            61,500                 46,005
 Richardsons Westgarth P.L.C.  .......            96,928                137,681
*Richmond Oil & Gas P.L.C.  ..........           220,000                 16,642
*Rodime P.L.C.  ......................           261,000                 13,162
 Rolfe & Nolan P.L.C.  ...............            24,000                138,178
 Ropner P.L.C.  ......................            63,300                120,772
*Ross Group P.L.C.  ..................            13,200                    666
 Rotork P.L.C.  ......................           219,500                987,020
 Rowe Evans Investments P.L.C.  ......           114,417                208,683
*Roxspur P.L.C.  .....................           585,225                 61,485
 Rubicon Group P.L.C.  ...............            47,890                161,006
 Russell (Alexander) P.L.C.  .........            47,500                 76,254
 Rutland Trust P.L.C.  ...............           774,000                686,327
 S & U P.L.C.  .......................            29,040                203,076
 SEP Industrial Holdings P.L.C.  .....           200,000                173,143
 Sanderson Bramall Motor Group P.L.C.             79,166                357,315
 Sanderson Electrons P.L.C.  .........            90,000                229,204
 Saville (J.) Gordon Group P.L.C.  ...           247,761                222,820
 Savills P.L.C.  .....................           104,000                151,223
 Scholl P.L.C.  ......................           166,250                834,207
*Scottish Ice Rink Co. (1928) P.L.C.              13,000                      0
 Scottish Metropolitan Property
  P.L.C. .............................           314,266                462,246
 Secure Trust Group P.L.C.  ..........            40,000                376,544

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED
                                                  Shares               Value+
                                                -----------          ----------
*Seet P.L.C.  ........................             7,000             $    5,589
*Sennah Rubber Co., Ltd. (Guernsey)  .             1,214                101,424
 Serco Group P.L.C.  .................            90,000              1,006,079
 Servomex P.L.C.  ....................            30,000                190,373
 Seton Healthcare Group P.L.C.  ......            88,366                663,246
 Shaftesbury P.L.C.  .................           112,500                301,634
 Shandwick P.L.C.  ...................           302,640                254,369
 Shanks & McEwan Group P.L.C.  .......           192,000                390,530
 Sharpe & Fisher P.L.C.  .............            45,497                160,609
 Sheffield Insulations Group P.L.C.  .           200,900                825,708
 Sherwood Group P.L.C.  ..............           270,000                270,053
 Shiloh P.L.C.  ......................            14,500                 24,496
*ShopRite Group P.L.C.  ..............           204,780                 65,405
 Sidlaw Group P.L.C.  ................           176,071                335,932
*Signet Group P.L.C.  ................           736,900                315,876
 Silentnight Holdings P.L.C.  ........           129,000                639,705
 Simon Engineering P.L.C.  ...........           378,141                219,301
 Sims Food Group P.L.C.  .............            99,000                 45,765
 Sinclair (William) Holdings P.L.C.  .            53,000                176,850
 Sindall (William) P.L.C.  ...........            50,500                164,263
 Singapore Para Rubber Estates P.L.C.             26,000                109,265
 Singer & Friedlander Group P.L.C.  ..           364,000                777,093
 Sirdar P.L.C.  ......................           145,266                190,470
 Sketchley P.L.C.  ...................           141,800                234,790
 Smart (J.) & Co. (Contractors)
  P.L.C. .............................            22,500                 75,645
 South Staffordshire Water Holdings
  P.L.C. .............................            11,600                553,301
 Southend Property Holdings P.L.C.  ..           250,000                123,974
*Spring Ram Corp. P.L.C.  ............           616,000                139,792
 St. Modwen Properties P.L.C.  .......            50,000                 52,952
 Stanley Leisure Organisation P.L.C.             250,258              1,074,847
 Stat-Plus Group P.L.C.  .............            58,000                202,308
 Staveley Industries P.L.C.  .........           276,000                881,516
 Steel Burrill Jones Group P.L.C.  ...           165,682                 83,553
 Sterling Industries P.L.C.  .........            76,000                374,964
 Stirling Group P.L.C.  ..............           336,000                237,223
 Stoddard Sekers International P.L.C.            179,100                 51,934
 Stratagem Group P.L.C.  .............            70,315                 91,605
 Stylo P.L.C.  .......................           117,000                301,899
 Sutcliffe Speakman P.L.C.  ..........           418,864                204,192
 Swallowfield P.L.C.  ................            15,000                 56,860
 Swan (John) and Sons P.L.C.  ........             1,000                  6,472
*Sycamore Holdings P.L.C.  ...........             4,316                    617
 Syltone P.L.C.  .....................            50,400                133,438
 T & S Stores P.L.C.  ................           253,910                740,537
 TGI P.L.C.  .........................            59,560                113,637
*Talbex Group P.L.C. (In
  Receivership) ......................           385,000                      0
 Tamaris P.L.C.  .....................           206,460                  9,544
*Tandem Group P.L.C.  ................           127,365                 18,199
 Tay Homes P.L.C.  ...................            76,266                144,229
 Taylor Nelson AGB P.L.C.  ...........           546,475                498,354
 Telemetrix P.L.C.  ..................           246,722                257,139
*Tex Holdings P.L.C.  ................            14,000                 26,476
 Thorntons P.L.C.  ...................           188,000                613,094
 Thorpe (F.W.) P.L.C.  ...............            24,000                 65,156
 Tibbett & Britten Group P.L.C.  .....            98,400              1,055,318
 Tie Rack P.L.C.  ....................           125,000                392,934
 Tilbury Douglas P.L.C.  .............            97,183                841,328
 Time Products P.L.C.  ...............           192,000              1,182,886
 Tinsley Robor P.L.C.  ...............            60,000                106,912
 Tomkinsons P.L.C.  ..................            14,800                 54,733
 Tops Estates P.L.C.  ................            10,050                 25,594
*Torday & Carlisle P.L.C.  ...........            65,000                 43,160

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED
                                                  Shares               Value+
                                                -----------          ----------
 Town Centre Securities P.L.C.  ......            150,000            $  211,806
 Toye & Co. P.L.C.  ..................              2,000                 3,362
 Trace Computers P.L.C.  .............             33,552                12,690
 Trafford Park Estates P.L.C.  .......             50,000               103,802
 Transtec P.L.C.  ....................            251,525               505,262
 Trinity Holdings P.L.C.  ............             54,000               261,883
 Triplex Lloyd P.L.C.  ...............            165,282               579,294
*Try Group P.L.C.  ...................            243,407                57,283
 Tunstall Group P.L.C.  ..............             89,000               441,347
 UDO Holdings P.L.C.  ................             71,000               217,816
 UK Estates P.L.C.  ..................             50,000                23,954
 UK Safety P.L.C.  ...................            135,833                31,967
 Ugland International Holdings P.L.C.              65,850                73,058
*Ugland International Holdings P.L.C.
  Issue 96 ...........................            153,650               161,429
 Ulster Television, Ltd.  ............            125,000               438,111
 Unigroup P.L.C.  ....................             92,595               158,765
 Union P.L.C.  .......................             47,000                73,872
 United Industries P.L.C.  ...........            122,292               107,926
 Usborne P.L.C.  .....................            111,066                36,407
 Vardon P.L.C.  ......................            188,000               251,242
 Verity Group P.L.C.  ................            250,000               109,265
*Verson International Group P.L.C.  ..            401,163               111,269
 Vert (Jacques) P.L.C.  ..............             20,000                12,608
 Vibroplant P.L.C.  ..................            113,500               128,786
 Victoria Carpet Holdings P.L.C.  ....             12,000                21,181
*Videologic Group P.L.C.  ............            311,666               275,053
 Vinten Group P.L.C.  ................              4,500                53,292
 Volex Group P.L.C.  .................             85,206               669,606
 Vosper Thornycroft Holdings P.L.C.  .             20,000               295,352
 WSP Group P.L.C.  ...................             50,000                41,185
 Wace Group P.L.C.  ..................            195,000               255,680
 Waddington (John) P.L.C.  ...........            253,285             1,124,038
 Wagon Industrial Holdings P.L.C.  ...             30,000               151,038
*Wakebourne P.L.C.  ..................             27,850                 7,491
 Walker Greenbank P.L.C.  ............            313,000               307,800
 Ward Holdings P.L.C.  ...............            130,000                79,763
 Wardle Storeys P.L.C.  ..............             58,000               478,228
 Warner Estate Holdings P.L.C.  ......             70,000               223,573
 Warner Howard P.L.C.  ...............             63,817               278,919
*Water Hall Group P.L.C.  ............            248,445                 3,132
 Waterman Partnership Holdings P.L.C.              45,000                33,284
*Wates City of London Properties
  P.L.C. .............................            230,000               328,636
 Watson & Philip P.L.C.  .............            115,400               758,491
 Watts, Blake, Bearne & Co. P.L.C.  ..             50,500               367,151
*Waverly Mining Finance P.L.C.  ......             42,500                42,151
 Wehmiller (Barry) International
  P.L.C. .............................            182,322               380,039
 Wellman P.L.C.  .....................            204,833                98,132
*Wembley P.L.C.  .....................              6,053                39,174
 West Trust P.L.C.  ..................            145,194                76,882
 Westbury P.L.C.  ....................            220,444               837,480
*Western Selection P.L.C.  ...........             35,525                 7,763
 Wetherspoon (JD) P.L.C.  ............              6,034               126,029
 Whatman P.L.C.  .....................             56,500               542,316
 Whessoe P.L.C.  .....................             71,875               114,781
 Whitecroft P.L.C.  ..................            105,000               253,285
 Wholesale Fittings P.L.C.  ..........             38,500               307,413
 Widney P.L.C.  ......................             39,528                34,884
*Wiggins Group P.L.C.  ...............          1,076,500               144,768
 Willoughby's Consolidated P.L.C.  ...              9,000                27,232
 Wilshaw P.L.C.  .....................            223,409               124,871
 Windsor P.L.C.  .....................             83,441                27,352

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                     Shares              Value+
                                                                                   ---------          --------------
 Wintrust P.L.C. ........................................................            22,500            $    120,086
 Wolstenholme Rink P.L.C. ...............................................            15,500                 181,086
 Worthington Group P.L.C. ...............................................            64,484                  70,458
 Wyko Group P.L.C. ......................................................           178,666                 420,473
 Wyndeham Press Group P.L.C. ............................................            63,066                 233,231
 York Waterworks P.L.C. .................................................            17,000                  93,590
 Yorklyde P.L.C. ........................................................            25,555                  81,620
 Yorkshire Chemicals P.L.C. .............................................           110,400                 424,984
 Young & Co's Brewery P.L.C. ............................................            10,000                  88,673
 Young & Co's Brewery P.L.C. Class A ....................................             8,034                  82,719
 Young (H.) Holdings P.L.C. .............................................            44,419                  98,189
 Zetters Group P.L.C. ...................................................            14,500                  25,837
                                                                                                      --------------
TOTAL COMMON STOCKS (Cost $147,127,566) .................................                               180,434,470
                                                                                                      --------------
INVESTMENT IN CURRENCY -- (0.4%) ........................................
*British Pound Sterling (Cost $732,362) .................................                                   775,091
                                                                                                      --------------
RIGHTS/WARRANTS -- (0.1%) ...............................................
*Arcadian International P.L.C. Rights Open Expiration ...................            78,223                   2,301
*Bodycote International P.L.C. Rights 12/17/96 ..........................            18,666                  33,731
*Carlisle Group P.L.C. Warrants 06/25/01 ................................            25,000                   2,206
*More Group P.L.C. Rights 12/16/96 ......................................            19,798                   9,319
*Select Industries P.L.C. Warrants 05/20/99 .............................                85                       0
                                                                                                      --------------
TOTAL RIGHTS/WARRANTS (Cost $0) .........................................                                    47,557
                                                                                                      --------------
TOTAL -- UNITED KINGDOM (Cost $147,859,928) .............................                               181,257,118
                                                                                                      --------------
UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
 Western Star Truck Holdings (Cost $105,194) ............................             3,818                 111,676
                                                                                                      --------------

                                                                                     Face
                                                                                    Amount
                                                                                   ---------
                                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (0.8%) ....................................
 Repurchase Agreement, PNC Securities Corp. 5.45%, 12/02/96
  (Collateralized by U.S. Treasury Bills 4.93%, 01/16/97) (Cost
  $1,414,000)  ...........................................................         $  1,414               1,414,000
                                                                                                      --------------
TOTAL INVESTMENTS -- (100.1%) (Cost $149,379,122) .......................                               182,782,794
                                                                                                      --------------
OTHER ASSETS AND LIABILITIES -- (-0.1%)
Other Assets ............................................................                                   643,048
Payable for Investment Securities Purchased .............................                                  (755,189)
Other Liabilities .......................................................                                   (45,309)
                                                                                                      --------------
                                                                                                           (157,450)
                                                                                                      --------------
NET ASSETS -- (100.0%) ..................................................                              $182,625,344
                                                                                                      ==============


------
+See Note B to Financial Statements.
*Non-Income Producing Securities

                 See accompanying Notes to Financial Statements

                           STATEMENT OF NET ASSETS
                     THE CONTINENTAL SMALL COMPANY SERIES
                              NOVEMBER 30, 1996

                                                   Shares              Value+
                                                 -----------         ----------
FRANCE -- (28.3%)  ....................
COMMON STOCKS -- (27.8%)  .............
  Agricole de la Crau  ................               440            $   42,475
  Agricole de la Pointe-a-Pitre  ......               450                49,990
  Airfeu SA  ..........................               600                17,813
  Apem SA  ............................             1,000                43,095
  Arbel SA  ...........................             2,280                42,403
  Assystem SA  ........................             2,657               209,669
  Aurea  ..............................               600                 9,303
*#Axime SA  ...........................             3,090               366,941
  Bail-Investissement (Societe
   Immobiliere pour le Commerce &
   l'Industrie) .......................             2,367               346,821
  Bains de Mer et du Cercle des
   Etrangers a Monaco .................             4,615               426,054
  Banque Nationale de Paris
   Intercontinentale ..................            12,465             1,134,050
 *Banque Transatlantique  .............             3,030                70,222
  Bazar de l'Hotel de Ville SA  .......             9,950               933,825
  Berger Levrault SA  .................               476                75,580
  Bioblock Scientific SA  .............             1,373                89,675
  Bis SA  .............................            19,800             1,998,583
  Boiron SA  ..........................             1,900               238,364
  Bollore Technologies SA  ............            20,366             2,188,341
  Brioche Pasquier SA  ................             2,600               357,058
  Brosse et Dupont  ...................             3,170               230,722
 *Burelle SA  .........................             4,030               194,129
  But SA  .............................             7,650               483,528
  CCMX  ...............................             7,100                58,475
 *CDE (Comptoir des Entrepeneurs SA)  .             8,713                17,606
  CEGID  ..............................             4,500               498,180
  CFC (Cie Financiere des Cardans)  ...               296                64,631
  CFPI (Cie Francaise, de Produits
   Industriels SA) ....................               627                38,550
  COM 1 SA  ...........................               450                26,719
  CPR (Cie Parisienne de Reescompte)  .             9,762               796,516
  Caisse Regionale de Credit Agricole
   Mutuel de la Brie ..................               236                15,314
  Cambodge  ...........................             1,605               413,162
  Caoutchoucs de Padang  ..............             1,423               313,436
 #Carbone Lorraine  ...................             6,649             1,077,390
  Cardif SA  ..........................             1,140               174,679
 *Caves & Producteurs Reunis de
   Roquefort ..........................               192                67,481
  Cegedim SA  .........................             1,600               123,808
  Centenaire-Blanzy  ..................             2,207               166,550
 *Centrest (Societe Developpement
   Regional du Centre-Est) ............             1,705                   310
  Change de La Bourse SA  .............               614                31,635
 *Christian Dalloz SA  ................               674               246,570
  Cipe France SA  .....................             2,400               284,084
  Cofigeo (Cie Financiere Geo)  .......               400                95,844
  Compagnie Financiere de CIC et de
   l'Union Europeene SA Series D ......            10,650               645,609
 *Concorde Cie d'Assurances Contre les
   Risques de Toute Nature SA .........             2,992               495,706

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
  Consortium International de
   Diffusion et de Representation Sante
   Cider Sante ........................               600            $   23,559
  Continentale d'Assurances SA  .......               810                57,263
  Continentale d'Entreprises SA  ......             7,122               248,949
 *Costimex SA  ........................               700                17,161
  Courtois SA  ........................               100                 8,198
 *Credit Foncier de France  ...........            11,873               159,413
  Credit Foncier et Communal d'Alsace
   et de Lorraine .....................               800               106,493
  Credit National  ....................             4,900               282,494
 *Cristalleries de Baccarat  ..........             1,567               142,564
  DMC (Dollfus Mieg et Cie)  ..........            25,400               561,904
  Damart SA  ..........................             2,290             1,811,034
 *Darblay SA  .........................               305                23,367
  Dassault Electronique SA  ...........            17,400             1,516,376
  Degremont  ..........................             9,600               744,685
  Deveaux SA  .........................             1,011               135,161
  Didot-Bottin  .......................               810               128,924
  Dietrich et Cie  ....................            27,775             1,137,919
  Distriborg Groupe SA  ...............             1,050                65,763
  Docks Lyonnais  .....................             1,110                25,512
  Docks des Petroles d'Ambes  .........               100                10,764
*#Dynaction SA  .......................            10,660               246,848
  EBF SA  .............................            62,063             2,335,832
  ECIA (Equipements et Composants pour
   l'Industrie Automobile) ............            17,571             2,476,969
 *Electra Systemes SA  ................            19,192                47,419
  EMI France SA  ......................               300                94,809
  Electricite de Strasbourg  ..........             7,928               751,649
  Emin Leydier Emballages SA  .........             1,056                73,016
 *Emprunt Conjoint de Banque du
   Batiment et des Travaux Publics et de
   Financiere de Gestion et
   d'Investissement SA ................            29,814                43,399
  Euro RSCG Worldwide SA  .............            20,787             2,289,317
  Europe 1 Communication  .............             4,782             1,032,238
 *Expand SA  ..........................               412                24,944
  Explosifs et de Produits Chimiques  .               524                95,346
 *Fichet-Bauche  ......................             3,515                44,535
 *Fidei (Compagnie Financiere pour
   l'Immoblilier d'Entrepise) .........             9,399                56,347
 #Filipacchi Medias SA  ...............             3,563               749,315
  Financiere Moncey SA  ...............               631               323,900
 *Financiere et Immobiliere de l'Etang
   de Berre et de la Mediterranee SA ..               400                 5,899
  Fininfo SA  .........................               976                98,142
  Fives-Lille  ........................             8,400               793,181
  Fonciere (Cie)  .....................             2,823               270,351
  Fonciere Lyonnaise SA  ..............             4,302               457,309
 *Fonciere Lyonnaise SA Em 96  ........               114                11,354
  Fonciere du Chateau d'Eau de Paris  .            12,009               418,394
  Fonderies Franco Belge  .............               410                43,780
  Fraikin SA  .........................             3,284               169,641
  Francaise des Ferrailles  ...........             5,288               339,299
  Francaise des Magasins Uniprix  .....             2,886               105,026
  France SA  ..........................             8,440             1,956,024

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
  France-Africaine de Recherches
   Petrolieres Francarep ..............             3,864            $  178,361
  Frankoparis SA  .....................             4,387                58,818
  Fructivie SA  .......................                34                 4,311
 *GCI (Groupe Chatellier Industrie SA)              8,721                 2,673
  GFI Industries SA  ..................             1,369               199,018
  GTM Entrepose  ......................            14,338               718,136
 *Galeries Lafayette SA  ..............             5,664             1,958,154
  Gantois Series  .....................               647               133,836
  Gascogne SA  ........................             6,302               548,000
  Gaumont  ............................            14,206             1,178,165
  Gautier France SA  ..................             1,680                80,444
  Genefim (Societe Immobiliere pour le
   Commerce et l'Industrie SA) ........             6,161                97,589
 *Generale de Geophysique SA  .........            14,976             1,073,935
  Generale de Transport et d'Industrie             12,890               572,779
  Gevelot  ............................             1,792               343,229
  Gifrer Barbezat SA  .................               550                71,634
 *Grand Bazar de Lyon  ................               650                16,807
  Grands Moulins de Strasbourg  .......               110                27,242
  Groupe Andre SA  ....................             5,833               427,895
  Groupe Guillin SA  ..................             1,200                35,166
  Groupe Norbert Dentressangle SA  ....             1,580               211,232
  Groupe Zanni  .......................             4,100                82,613
  Groupe du Louvre SA  ................             6,753               183,667
  Groupement pour le Financement de la
   Construction SA ....................            19,075             1,652,119
  Guerbet SA  .........................             1,990                95,288
  Guitel-Etienne-Mobilor SA  ..........               160                 5,225
  Guyenne et Gascogne SA  .............             5,200             1,892,358
  HIT SA  .............................               600                37,924
  Hoteliere Lutetia Concorde  .........             2,505                84,492
 *Hotels et Casinos de Deauville  .....             2,055               177,515
  ICBT Groupe SA  .....................             1,200                45,968
  IMS International Metal Service SA  .             1,263               171,754
  Immeubles de France  ................            25,528             1,535,298
  Immeubles de Lyon  ..................             3,562               341,122
  Immobanque  .........................             1,098               133,543
  Immobiliere Marseillaise  ...........               656               821,728
  Industrie des Transports  ...........               600                44,819
  Industrielle et Financiere
   d'Entreprise SA ....................               300                12,929
  Industrielle et Financiere
   d'Ingenierie SA ....................            40,100               618,282
 *Infogrames Entertainment SA  ........             1,550               135,673
  Informatique et Realite SA  .........               793               101,764
  Interbail SA  .......................             7,000               288,259
  Intertechnique SA  ..................             4,150               691,534
 *Jet Multimedia SA  ..................               500                65,600
  Labinal SA  .........................            15,925             2,784,816
  Lacroix Indu  .......................               593                30,667
  Laurent Bouillet  ...................               480                29,420
  Legris Industries SA  ...............            32,350             1,412,718
  Lille-Bonnieres & Colombes  .........            19,020             1,657,556
  Locindus (Cie Financiere pour la
   Location d'Immeubles Industrials et
   Commerciaux) .......................             1,600               235,970
 *Lucia  ..............................               254                 3,162
 *MRM  ................................             1,424                38,184
  Manitou BF SA  ......................             1,773               196,962
 *Manoir Industries SA  ...............               123                 4,382
  Marie Brizard & Roger International
   SA .................................               266                45,599

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
 *Matussiere et Forest SA  ............            13,600            $  173,224
 *Maxi-livre/Profrance SA  ............             1,200                45,509
  Mediascience SA  ....................               150                14,710
  Metal Deploye  ......................               328                24,313
*#Metaleurop SA  ......................            58,400               514,537
 *Metrologie International  ...........            12,040                32,054
  Michel Thierry SA  ..................               700                87,818
  Montupet SA  ........................             3,245               329,410
 *Mors  ...............................            32,445                43,500
 *Moulinex SA  ........................           108,711             2,644,378
 *Musee Grevin SA  ....................               822                13,233
 *NAF NAF SA  .........................             4,200                36,361
 *Nationale de Navigation  ............             8,880               130,198
 *Nodet-Gougis SA  ....................             3,500                     0
  Nord-Est  ...........................             3,240                79,619
 *Nordon & Cie  .......................               800                53,630
 *Olipar  .............................               250                 4,070
  PSB Industries SA  ..................             1,240                80,513
  Papeteries de Clairefontaine  .......             1,600               330,665
  Papiers Peints (Societe Francaise
   des) ...............................               200                36,391
  Parisienne de Chauffage Urbain  .....               200                16,625
  Paul Predault SA  ...................             2,199                78,340
 *Pier Import Europe SA  ..............             2,100                15,526
 *Piper-Heidsieck  ....................             1,282               422,341
  Pithiviers-le-Vieil (Sucriere de)  ..             1,825             1,146,524
  Plastic Omnium  .....................            12,036               993,817
  Primisteres Reynoird SA  ............               800                41,601
  Publicis SA  ........................            20,150             1,725,930
  Radiall SA  .........................             1,340               137,311
  Rallye SA  ..........................            28,700             1,154,377
  Reassurances SA (Francaise de)  .....            14,349             2,308,592
 *Renard (Fromagerie F. Paul)  ........               200                78,529
  Reunion (Banque de la)  .............               987               222,316
  Rhin & Moselle Assurances Cie
   Generale d'Assurances et de
   Reassurances SA ....................             1,922               312,909
  Robertet SA  ........................               269                51,523
 *Rocamat  ............................             5,579                13,891
  Rochefortaise Communication SA  .....            11,420               590,577
 *Rochette  ...........................            98,470               445,105
  Rougier SA  .........................             2,040               132,067
 *Rouleau-Guichard SA  ................               300                19,766
  Rue Imperiale de Lyon  ..............               450               411,990
 *SAGA (Societe Anonyme de Gerance et
   d'Armement) ........................             6,425               106,448
  SAMSE SA  ...........................             1,100               176,978
  SAT SA (SA des Telecommunications)  .             2,832               867,880
 *SDR de Bretagne SA  .................               714                 3,207
 *SEDIVER (Societe Europeene
   d'Isolateurs en Verre et Composite).               551                 9,424
 *SEUPAR (Societe Europeene de
   Participations Industrielles et
   Financieres) .......................                35                   409
 *SFI (Societe Financiere Immobail SA)              4,807                92,163
  SFIM (Societe de Fabrication
   d'Instruments de Mesure) ...........             2,940               590,703
  SGCA (Societe Generale de Courtage
   d'Assurances) ......................               554                68,971
 *SGE (Societe Generale d'Enterprise
   SA) ................................            14,000               312,929

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
  SOCIM (Societe Immobiliere
   d'Investissement) ..................             3,829           $   206,814
  SOGEPAG (Societe Exploitation de
   Parcs et Garages) ..................               379                10,163
  Sabate SA  ..........................               600                53,346
 *Sabeton  ............................             1,350               186,688
  Salins du Midi & des Salines
   de l'Est ...........................             9,282               790,597
  Sarreguemines Digoin et Vitry-le-
   Francois SA ........................               330                37,924
  Saupiquet  ..........................             4,500               636,947
 *Savoisienne  ........................             3,963                75,829
  Sechilienne  ........................               220                41,505
  Securidev SA  .......................             1,500                22,410
 *Selectibanque SA  ...................             7,100                98,456
  Sidergie SA  ........................               800                89,638
  Signaux et d'Equipements
   Electroniques SA ...................            23,983             1,071,219
  Silic (Societe Immobiliere de
   Location pour l'Industrie et le
   Commerce) ..........................             3,064               430,756
 *Simmonds  ...........................               575                30,121
  Skis Rossignol SA  ..................            46,668             1,251,392
  Smoby SA  ...........................               500                52,193
  Societe Dauphin Office Technique
   d'Affichage SDCS ...................             2,192               138,548
  Societe Europeene de Propulsion SA
   SEP ................................             1,935               231,637
  Societe d'Etudes et de Realizations
   pour les Industries du Bois Seribo..               450                16,549
 *Sodero (Societe de Developpement
   Regional de l'Ouest) ...............             4,181                16,497
 *Sofal  ..............................             5,231                50,597
  Sofitam SA  .........................             1,889               114,331
  Sogeparc SA  ........................             2,156               306,820
  Soie SA  ............................               390                25,323
  Solitaire Produits d'Entretien
   Francais Prodef ....................               300                35,396
  Sommer-Allibert SA  .................            17,200               490,864
  Sophia SA  ..........................            11,700               425,108
  Sopra Conseil et Assistance en
   Informatique SA ....................             1,380               103,084
  Strafor Facom SA  ...................            33,703             2,473,662
  Sylea SA  ...........................             4,159               467,599
  Taittinger SA  ......................             2,540               698,123
  Tanneries de France  ................               158                 7,520
  Teisseire France SA  ................               700                22,256
 *Teleflex Lionel-Dupont  .............             7,625               140,203
  Thermal de Bagnoles de l'Orne  ......               245                25,340
  Touax SA  ...........................             3,604                82,835
 *Transports en Commun de Nice  .......               100                 1,379
 *Trouvay et Cauvin SA  ...............             1,500                25,254
  Unilog SA  ..........................               632                65,367
  Union Generale du Nord SA  ..........               994                30,462
  Union Immobiliere de France  ........             3,100               248,131
 *Union Industrielle de Credit SA,
   Paris ..............................            20,120                83,239
  Vallourec (Usines a Tubes de
   Lorraine Escaut et Vallourec Reunies)           31,700             1,724,951
  Vermandoise de Sucreries  ...........               323               309,328
 *Via Banque  .........................            20,692               645,609
  Viel et Cie  ........................             2,641                65,254

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
 *Vilmorin et Cie SA  .................             1,620           $   143,352
 *Vilmorin et Cie SA Em 96  ...........               729                61,925
  Virax  ..............................               954                23,041
  Virbac SA  ..........................             1,713               195,546
  Vulcanic SA  ........................               400                18,847
  Zuber-Laederich SA  .................             1,800                22,444
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $87,192,364) ..................                              93,204,337
                                                                  -------------
INVESTMENT IN CURRENCY -- (0.5%)
 *French Francs (Cost $1,866,027)  ....                               1,848,041
                                                                  -------------
RIGHTS/WARRANTS -- (0.0%)
 *Derichebourg Finances Warrants
   07/15/98 ...........................             5,288                45,577
 *Union Industrielle de Credit SA,
   Paris Rights 12/12/96 ..............            20,120                 1,541
 *Vilmorin et Cie SA Warrants 06/29/01                729                 5,962
                                                                  -------------
TOTAL RIGHTS/WARRANTS
  (Cost $329,842) .....................                                  53,080
                                                                  -------------
TOTAL -- FRANCE
  (Cost $89,388,233) ..................                              95,105,458
                                                                  -------------
GERMANY -- (20.5%)
COMMON STOCKS -- (20.5%)
 *AGIV Ag Fuer Industrie &
   Verkehrwesen .......................            28,200               364,315
  Aachener Strassenbahn und Energie
   versorguns AG ......................               188                54,448
  Aachener und Muenchener
   Lebensversicherung AG ..............               316               141,907
  Aachener und Muenchener
   Versicherungs AG ...................             1,500               419,785
  Ackermann Vermoegensverwaltungs AG  .             1,350               164,302
  Agrippina Rueckversicherung AG,
   Koeln ..............................               177               217,722
 *Agrob AG  ...........................               290                72,665
  Aigner (Etienne) AG  ................               600               296,778
 *Alexanderwerk AG  ...................               230                12,873
  Allweiler AG  .......................               289                50,784
  Alte Leipziger Versicherungs AG
   Series C ...........................             1,043               274,920
 *Amira Verwaltungs AG  ...............               200               192,646
  Andreae-Noris Zahn AG, Anzag  .......             3,320             1,287,810
  Apoca Parking AG  ...................             1,650               185,242
 *Augsburger Kammgarn Spinnerei AG  ...               660                15,034
  BDAG Balcke-Duerr AG  ...............             3,291               532,257
 *Barmag AG  ..........................             1,200               110,901
  Bau (Walter) AG  ....................               100                14,774
  Bayerische Handelsbank AG  ..........             2,120               527,068
  Berliner Elektro Holding Ag (Vormals
   Berliner Electro-Beteiligungen AG).              4,950                95,037
  Berliner Kindl-Brauerei AG  .........             1,000               318,907
  Binding-Brauerei AG  ................             2,925               951,839
  Biotest AG  .........................             8,060               230,810
  Blaue Quellen Mineral und
   Heilbrunnen AG .....................               300               441,263
  Bochum-Gelsenkirchener
   Strassenbahnen AG ..................               228                63,807
  Boss (Hugo) AG  .....................               870             1,087,146
 *Brau und Brunnen AG  ................             4,000               275,952

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
  Braunschweig-Hannoversche
   Hypotekenbank AG ...................             1,150            $  493,980
  Breitenburger Portland-Cement-
   Fabrik AG ..........................                25                20,664
  Bremer Strassenbahn AG  .............               307                37,963
 *Bremer Woll-Kaemmerei AG  ...........             1,996               112,368
  Brillant AG  ........................               850               154,344
  Buckau (Walther) AG  ................               900               121,835
 *Ceag Industrie-Aktien und Anlagen AG              2,067               126,455
  Computer 2000 AG  ...................               398                87,811
 *Concordia Bau und Boden AG  .........            32,189               377,092
 *DLW AG  .............................             3,940               256,427
  DSL Holding AG  .....................             5,850               651,058
  Data Modul AG  ......................             1,950                44,038
 *Deutsche Babcock AG, Oberhausen  ....             2,900                77,006
  Deutsche Bank Luebeck AG  ...........             1,200             1,062,154
  Deutsche Hypotheken Bank AG,
   Hannover/Berlin ....................             2,500               600,390
  Deutsche Kontinentale
   Rueckversicherungs AG ..............             1,872               242,452
  Deutsche Spezialglas AG  ............             1,600               189,522
  Deutsche Steinzeug Cremer & Breuer
   AG .................................             5,560               383,573
  Deutsche Verkehrs-Bank AG  ..........             4,750               562,642
 *Didier-Werke AG  ....................             6,800               520,898
 *Dierig Holding AG  ..................             1,500               102,506
  Doag-Holding AG  ....................               750                64,920
 *Dortmunder Actien-Brauerei AG  ......             1,650               112,756
  Duerr Beteiligungs AG  ..............            31,750               981,533
  Duerrkopp Adler AG  .................             2,219               177,636
  Dyckerhoff & Widmann AG  ............             4,919               624,279
  Dyckerhoff AG  ......................             2,798               937,826
  Eichbaum-Brauereien AG, Mannheim  ...               672                85,285
  Erlus Baustoffwerke AG  .............               297               105,347
 *Erste Kulmbacher Actien Brauerei AG                 432                16,167
  Escada AG  ..........................             2,052               341,889
 *Escom AG  ...........................             4,200                 1,011
 *Ex-Cell-O Holding AG  ...............               800                88,253
  Fag Kugelfischer Georg Schaeffer AG              85,500             1,068,402
  Felten & Guilleaume Energietechnik
   AG .................................             3,250               359,583
  Flender (A. Friedrich) AG  ..........               400                25,252
  Forst Ebnath AG  ....................                24                13,496
  Fraenkisches Ueberlandwerk AG,
   Nuernberg ..........................               896               227,426
  Fuchs Petrolub AG Oel & Chemie  .....             2,231               276,606
  Fuchs Petrolub AG Oel & Chemie
   (Stimmrechtslos) ...................                55                 5,298
  Gea AG  .............................             1,300               395,965
  Geestemuender Bank AG  ..............               750                84,445
  Gerresheimer Glas AG  ...............            19,150               421,263
  Gilde Brauerei AG  ..................               400               292,092
 *Gildemeister AG  ....................             1,400                61,321
  Goldschmidt AG  .....................             3,200             1,343,313
  Grosskraftwerk Franken AG  ..........               789               243,915
  Hagen Batterie AG  ..................             1,000               143,183
  Hamborner AG  .......................             2,100               486,560
  Hamburger Hochbahn AG Series A  .....             4,257               282,599
  Harpener AG  ........................             7,100             1,201,432
  Hasen-Braeu AG  .....................               100               110,641

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
  Heilit & Woerner Bau AG  ............               425            $   30,426
  Heilit & Woerner Bau AG  ............             1,701               143,364
 *Hein Lehmann AG, Duesseldorf  .......             2,400                58,575
  Heinrich Industrie & Handels AG  ....               350               151,481
 *Herlitz AG  .........................             3,462               389,799
  Hermes Kreditversicherungs AG,
   Hamburg und Berlin .................               400                96,323
  Hermes Kreditversicherungs AG,
   Hamburg und Berlin .................             1,166               288,370
  Hindrichs-Auffermann AG  ............             3,580                50,327
  Holsten-Brauerei AG, Hamburg  .......             3,077               690,898
 *Honsel-Werke AG  ....................               200                10,739
  Horten AG  ..........................             3,250               452,652
  Hucke AG  ...........................             6,900               121,699
 *Hutschenreuther AG  .................             1,050                68,337
  Hypothekenbank In Hamburg AG  .......             1,252               838,469
  ICN (Immobilien Consult Nuernberg
   AG) ................................               737               201,458
  IFA Hotel & Touristik AG  ...........             5,900               113,277
  Ikon AG Praezisionstechnik  .........               626                69,261
  Iwka AG  ............................             6,224             1,375,235
  Jacobsen (W.) AG, Kiel  .............                37                58,998
  KM Europa Metal AG  .................             7,550               609,798
  KM Europa Metal AG Em 95  ...........            10,570               784,237
 *KSB AG  .............................             2,387               338,670
  KWS Kleinwanzlebener Saatzucht AG  ..             1,650               885,942
 *Kali und Salz Beteiligungs AG  ......            13,950             1,461,731
  Kampa-Haus AG  ......................             7,200               229,144
 *Kaufhalle AG  .......................             7,800               852,847
 *Kaufring AG  ........................             1,600                82,265
 *Kempinski AG, Berlin  ...............               686               250,023
 *Kennametal Hertal AG Werkzeuge &
   Hartstoffe .........................                50                 6,378
  Keramag Keramische Werke AG  ........             1,300               494,956
  Kiekert AG  .........................            10,250               306,866
 *Kloeckner Humboldt-Deutz AG  ........            16,750                76,855
 *Kloeckner-Werke AG  .................            23,800               867,426
 *Koeln-Duesseldorfer Deutsche
   Rheinschiffahrt AG .................               300                12,105
  Kolb und Schuele AG  ................            10,000                76,147
 *Kolbenschmidt AG, Neckarsulm  .......            75,000               839,570
  Kraftuebertragungswerke Rheinfelden
   AG .................................             4,684             1,301,704
  Kraftwerk Altwuerttemberg AG  .......               314               351,500
  Kromschroder (G.) AG  ...............               765               151,855
 *Kueppersbusch AG  ...................               525                54,670
  Kupferberg (Christian Adalbert) &
   Cie KG A.A. ........................               151                93,853
 *Leffers AG, Bielefeld  ..............             1,225               217,654
  Lehnkering-Montan-Transport AG  .....             1,050               138,383
  Leifheit AG  ........................            13,500               544,745
  Leonische Drahtwerke AG  ............             2,000               584,445
 *Linotype-Hell AG  ...................             4,300               358,217
  Loewenbraue Holding AG  .............                60                89,815
  MG Vermoegensverwaltungs AG  ........             4,040               283,970
 *MLF Holding fuer Umwelttechnologie
   AG .................................               165                 3,007
 *MLF Holding fuer Umwelttechnologie
   AG Em 95 ...........................                33                   601
 *Magda Media Verlaf AG  ..............             7,380                62,681
 *Maihak (H.) AG  .....................               275                38,677
  Main Kraftwerke AG  .................             1,189               553,293
  Mainzer Aktien-Bierbrauerei AG  .....               563               150,231
  Mannesmann AG  ......................             3,801             1,586,945

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
  Mannheimer Versicherung AG  .........             2,257            $  940,111
  Markt und Kuehlhallen AG  ...........             1,400               217,768
  Mauser Waldeck AG  ..................             1,667               179,014
  Mittelschwaebische Ueberlandzentrale
   AG .................................               355               149,024
 *Moenus AG Em 95  ....................            15,750                29,829
 *Moksel (A.) AG  .....................            13,500                79,076
  Muehle Rueningen AG  ................               160                36,446
 *Mueller-Weingarten AG  ..............               579               103,628
 *Nak Stoffe AG  ......................             1,046                 2,927
 *Neue Baumwoll-Spinnerei und Weberei
   Hof AG .............................             1,217                38,969
 *Niedermayr Papierwarenfabrik AG  ....                60                15,268
  Nordcement AG  ......................             2,000               813,537
  Norddeutsche Steingutfabrik AG  .....             5,960                92,707
  Nuernberger Hypothekenbank AG  ......             2,387               668,018
 *Orenstein & Koppel AG  ..............             3,778                70,077
  Otavi Minen AG  .....................               600                68,728
  Otto Reichelt AG  ...................            11,950               182,769
  Parkbrauerei AG  ....................               300                49,788
 *Patrizier-Braeu AG  .................               737                57,559
 *Pfaff (G.M.) AG  ....................             8,000               177,026
 *Pfleiderer Bau und Verkehrssysteme
   AG .................................               600               172,600
  Phoenix AG, Hamburg  ................            47,500               568,825
 *Pittler Maschinenfabrik AG  .........             3,350                65,408
  Plettac AG  .........................             5,554             1,072,123
  Progress-Werk Oberkirch AG  .........               500                61,829
  Rathgeber AG  .......................                 8                 3,645
  Reckitt und Colman Deutschland AG  ..               540               140,579
  Reichelbraeu AG, Kulmbach  ..........               550               114,546
 *Reichelt (F.) AG  ...................             1,290                83,117
  Reiter Ingolstadt Spinnereimaschinen
   AG .................................             1,200               121,132
 *Renk AG  ............................             1,940                90,908
  Rheinboden Hypothekenbank AG  .......             2,650               431,175
  Rheinmetall Berlin AG  ..............             5,000               631,305
  Rhoen Klinikum AG  ..................            15,240             1,586,983
  Riedel de Haen AG  ..................               573               939,772
 *Rosenthal AG  .......................             1,650               119,736
 *Rothenberger AG  ....................               300                20,599
  Salamander AG, Kornwesteim  .........             5,172               521,744
  Schlenk (Carl) AG  ..................                65                18,021
 *Schmalbach-Lubeca AG  ...............             2,350               517,719
 *Schneider Rundfunkwerke AG  .........               473                51,718
  Schwaebische Zellstoff AG  ..........             1,925               340,774
 *Sektkellerei Schloss Wachenheim AG  .               252                27,882
  Sinalco AG  .........................               110                55,841
 *Sinn AG  ............................             1,973               372,385
  Sinner AG, Karlsruhe  ...............               416               111,006
  Sixt AG  ............................               100                36,446
  Sloman Neptun Schiffahrts AG  .......                35                 3,349
  Stern-Brauerei Carl Funke AG  .......             1,100                59,421
  Stoehr & Co. AG  ....................             1,600               160,364
  Stolberger Zink AG  .................             2,560                39,987
  Stollwerck AG  ......................             1,358               437,494
 *Strabag AG  .........................             2,000               157,501
 *Stumpf (Otto) AG  ...................             1,375                18,345
  Stuttgarter Hofbraeu AG  ............             1,800               419,395
  Sued-Chemie AG  .....................             2,186             1,118,253
  Sueddeutsche Bodencreditbank AG  ....             3,344               887,961
  Tarkett AG  .........................            22,500               484,705
 *Terrex Handels AG  ..................             1,250               341,686

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
 *Traub AG  ...........................             2,538            $   52,858
 *Triton-Belco AG, Hamburg  ...........             1,186                67,154
 *Tucher Braeu AG  ....................               750                42,564
  Ueberlandwerk Unterfranken AG  ......                40                 7,680
  VBH (Vereinigter Baubeschlag-
   Handel) AG .........................             6,415               124,000
  VGT AG  .............................               293                61,022
 *VK Muehlen AG  ......................             1,312               145,161
 *Varta AG  ...........................             5,500             1,052,392
  Vereinigte Deutsche Nickel-Werke AG               1,380               201,185
  Vereinte Versicherung AG  ...........               130                87,992
  Verseidag AG  .......................             2,753               210,529
  Voegele (Joseph) AG  ................               750               108,363
 *Vogtlaendische Baumwollspinnerei AG                 559                20,555
  Volksfuersorge Holding AG (Vormals
   Volksfuersorge Deutsche
   Lebensversicherung AG) .............               650               222,942
  Vossloh AG  .........................             6,450               228,783
  WCM Beteiligungs und Grundbesitz AG              43,850               414,099
  WMF (Wuerttembergische
   Metallwarenfabrik AG) ..............             3,033               485,596
 *Walter AG  ..........................             1,350               367,263
 *Wanderer-Werke AG  ..................            1,437                128,081
 *Weil der Stadt AG, Weil der Stadt  ..               80                  1,979
  Weinig (Michael) AG  ................            2,500                805,402
  Weru AG  ............................              150                 61,308
  Westag & Getalit  ...................              700                146,697
  Wickrather Bauelemente AG  ..........              465                 68,093
  Wuerttembergische & Badische
   Versicherungs AG Series A/B ........              112                254,396
  Wuerttembergische Hypothekenbank AG              1,613                824,084
  Wuerttembergische Lebensversicherung
   AG .................................              443                161,458
  Wuerzburger Hofbraeu AG  ............              133                 59,294
 *Zanders Feinpapiere AG  .............            4,450                275,138
  Zeag Zementwerk Lauffen-
   Elektrizitaetswerk Heilbronn AG ....            1,942                473,967
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost $65,097,108) ..................                              68,695,341
                                                                  --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks (Cost $120,391)  .......                                 119,959
                                                                  --------------
PREFERRED STOCK -- (0.0%)
  Westag & Getalit (Cost $38,373)  ....              260                 49,073
                                                                  --------------
TOTAL -- GERMANY
  (Cost $65,255,872) ..................                              68,864,373
                                                                  --------------
SWITZERLAND -- (10.2%)
COMMON STOCKS -- (10.1%)
  AFG Arbonia Foster Holding AG, Arbon               522                218,735
 *Accumulatoren-Fabrik Oerlikon,
   Zuerich ............................               30                 16,692
  Afipa SA, Vevey  ....................               20                  3,300
  Afipa SA, Vevey Series A  ...........               80                 15,810
  Aletsch AG, Moerel  .................               50                 92,095
  Ascom Holding AG, Bern  .............              907                967,559
  Attisholz Holding AG, Attisholz  ....            1,079                427,294

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
  BHB Beteiligungs und
   Finanzgesellschaft .................              150             $   23,024
  Banque Cantonale de Geneve  .........              840                207,583
  Banque Cantonale du Jura  ...........              450                118,457
  Banque Privee Edmond de Rothschild
   SA, Geneve .........................              120                419,033
  Basellandschaftliche Kantonalbank  ..              500                140,061
  Basler Kantonalbank (Participating)                500                132,003
  Bernische Kraftwerke AG, Bern  ......              600                603,223
  Bobst SA, Prilly  ...................              140                192,863
  Bossard Holding AG, Zug  ............              635                230,510
  Brauerei Eichhof  ...................               42                 90,253
  Bucher Holding AG, Niederweningen  ..              671                486,642
  Bucherer AG, Luzern (Participating)                300                115,119
  CKW (Centralschweizerische
   Kraftwerke), Luzern ................              670                617,552
  CKW (Centralschweizerische
  Kraftwerke), Luzern (Participating) .            1,500                130,084
  Calida Holding AG, Oberkirch  .......               99                 71,040
  Canon (Schweiz) AG, Dietlikon  ......            3,706                233,225
  Carlo Gavazzi Holding AG, Baar
   Series B ...........................               83                 63,062
  Chemin de Fer Brigue-Viege-Zermatt,
   Zermatt ............................              370                 57,360
  Chemin de Fer du Gornergrat, Sion  ..               70                104,758
  Chocoladefabriken Lindt & Spruengli
   AG, Kilchberg ......................               16                314,351
  Chocoladefabriken Lindt & Spruengli
   AG, Kilchberg (Participating) ......               74                129,486
  Crossair AG fuer Europaeischen
   Regionalluffverkehr ................              103                 35,572
  Crossair AG fuer Europaeischen
   Regionalluftverkehr, Basel .........              192                117,882
  Crossair AG fuer Europaeischen
   Regionalluftverkehr, Basel
   (Genusschen) .......................              330                 37,483
  Daetwyler Holding AG, Atldorf  ......              388                647,659
  Danzas Holding AG, Basel  ...........               90                103,607
  Danzas Holding AG, Basel
   (Participating) ....................            1,502                308,930
  Dipling Fust AG, Oberbueren  ........            1,680                515,733
  EGL (Elektrizitaets-Gesellschaft
   Laufenberg) AG, Laufenberg .........            8,400              1,843,745
  ESEC Holding SA, Cham  ..............               65                279,106
  Edipresse SA, Lausanne  .............              262                 50,470
  Edipresse SA, Lausanne (Nominal)  ...            1,310                 48,761
  Energie Electrique du Simplon SA
   Simplon Village ....................               70                 59,363
 *Escor AG, Duedingen  ................              496                 10,278
 *Feldschloesschen-Huerlimann Holding
   AG .................................              231                 81,550
 *Feldschloesschen-Huerlimann Holding
  AG (Participating) ..................              350                 22,832
  Financiere Michelin, Granges- Paccot               637                293,323
 *Financiere Tradition, Lausanne  .....               50                 21,105
  Fischer (Georg) AG, Schaffhausen  ...            1,202              1,205,690
  Fischer (Georg) AG, Schaffhausen
   (Namen) ............................              200                 38,066
  Forbo Holding AG, Eglisau  ..........            1,100                447,429
  Fotolabo SA, Ropraz  ................            1,200                469,685
  Fuchs Petrolub AG, Frauenfeld  ......            2,001                620,417

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
  GZB Genossenschaftliche Zentralbank
   AG, Basel ..........................              941             $  608,075
  Galenica Holding AG, Bern
   Series B ...........................              180                 68,381
  Generale d'Affichage, Geneve  .......              150                 68,035
 *Generali (Switzerland) Holdings,
   Adliswil ...........................            1,210                227,513
  Golay-Buchel Holding SA, Lausanne  ..               40                 26,094
 *Grands Magasins Jelmoli SA, Zuerich                931                510,871
 *Grands Magasins Jelmoli SA, Zuerich
   (Namen) ............................            2,835                300,253
  Gurit-Heberlein AG, Wattwil SG  .....              310                645,932
  HPI Holding SA, Yverdon-les-Bains  ..              200                 35,994
  Hero, Lenzburg  .....................              340                156,562
  Hilti AG, Schaan (Participating)  ...              600                379,893
  Immuno International AG, Zuerich  ...            1,545              1,057,667
 *Industrieholding Cham AG, Cham  .....              216                125,986
 *Interdiscount Holdings SA,
   Jegenstorf .........................            4,840                 62,775
  Kardex AG, Zuerich  .................              630                178,411
  Kardex AG, Zuerich (Participating)  .              610                161,044
  Keramik Holding AG Laufen, Laufen  ..              600                309,900
  Kraftwerk Laufenburg, Laufenburg  ...            8,475              1,827,686
  Kuoni Reisen Holding AG, Zuerich  ...              120                267,076
  Lem Holding SA, Plan-les-Ovates  ....              120                 24,866
  Loeb Holding AG, Bern
   (Participating) ....................              620                 90,407
  Logitech International SA, Apples  ..            4,805                636,119
 *Maag Holding AG, Zuerich  ...........              820                166,769
  Magazine Zum Globus, Zuerich  .......              400                217,345
  Magazine Zum Globus, Zuerich
   (Participating) ....................              396                187,211
 *Mikron Holding AG, Biel  ............              624                 72,553
  Moevenpick-Holding, Zuerich  ........            1,320                379,893
  Moevenpick-Holding, Zuerich
   (Participating) ....................              443                118,995
 *Monteforno Acciaierie & Laminatoi
   SA, Giornico .......................              600                  1,381
  Motor-Columbus AG, Baden  ...........              930              1,948,503
 *Netstal-Maschinen AG, Nafaels  ......                2                    860
  Nokia-Maillefer Holding SA  .........              150                 59,862
 *Omnium Geneve SA, Geneve  ...........              110                  6,120
  Orell Fuessli Graphische Betriebe
   AG, Zuerich ........................              240                195,242
 *Oz Holding, Zuerich  ................              240                 98,173
  Phoenix Mecano AG, Stein am Rhein  ..            2,749              1,392,433
  Phonak Holding AG  ..................               80                 72,448
  Porst Holding AG, Jegenstorf  .......            1,844                266,057
  Prodega AG, Moosseedoff
   (Participating) ....................              400                118,189
  Publicitas Holding SA, Lausanne  ....              625                112,241
  Rieter Holding AG, Winterthur  ......              980                282,041
  SIG (Schweizerische Industrie
   Gesellschaft Holding AG) ...........              140                169,762
  SIG (Schweizerische Industrie
   Gesellschaft Holding AG), Neuhausen
   am Rheinfall .......................              112                269,900
  Sarna Kunststoff Holding AG, Sarnen                 94                 89,455
 *Saurer AG, Arbon  ...................              660                286,692

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
  Schweizerische National
   Versicherungs Gesellschaft, Basel ..               132           $   256,301
 *Sibra Holding SA, Fribourg
   Series B ...........................             1,000               166,539
  Siegfried AG, Zofingen  .............             1,066               944,919
  Sika Finanz AG, Baar  ...............               780               186,769
  Sopracenerina  ......................             2,295               228,972
 *Suedelektra Holding AG, Zug  ........               970               842,701
 *Swisslog Holding AG, Aarau  .........               500               133,922
  UMS Schweizerische Metallwerke
   Holding AG, Bern ...................             2,560               182,717
  Unigestion Holding, Geneve  .........             2,891               154,201
  Usego-Trimerco Holding AG,
   Volketswil .........................             2,040               208,227
  Vaudoise Assurances Holding,
   Lausanne ...........................                20                44,513
  Villars Holding SA, Fribourg  .......               150                17,239
 *Von Moos Holding AG, Luzern  ........             1,400                80,583
 *Von Roll AG, Gerlafingen  ...........            32,024               557,901
 *WMH Walter Meier Holding AG, Staefa                  50                20,530
  Zehnder Holding AG  .................               100                37,299
  Zellweger Luwa AG, Uster  ...........               804               542,993
 *Zschokke Holding SA, Geneve  ........                80                17,498
 *Zueblin Holding AG, Zuerich  ........               700                45,664
  Zuercher Ziegeleien Holding, Zuerich              1,415               781,888
  Zuger Kantonalbank  .................               500               625,480
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost $27,173,199) ..................                              33,838,381
                                                                  --------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Swiss Francs (Cost $173,336)  .......                                 168,899
                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)
 *Feldschloesschen-Huerlimann Holding
   AG Warrants 12/15/98 (Cost $5,011)..             3,010                 3,812
                                                                  --------------
TOTAL -- SWITZERLAND
  (Cost $27,351,546) ..................                              34,011,092
                                                                  --------------
NETHERLANDS -- (9.3%)
COMMON STOCKS -- (9.3%)
  A.I.R. Holdings NV  .................             1,300                29,408
  ACF Holding NV (Certificate)  .......            15,757               255,000
  Aalberts Industries NV  .............             4,870               601,688
  Ahrend NV  ..........................            23,672             1,222,046
  Atag Holding NV  ....................             4,300               229,466
  Athlon Groep NV  ....................             5,350               262,224
  Athlon Groep NV (Certificate)  ......             3,500               172,564
  Bam Groep NV  .......................             5,015               277,803
  Batenburg Beheer NV  ................             1,000               136,891
  Beers NV  ...........................            16,625               626,813
  Begemann Groep NV  ..................            13,451               230,165
  Bijenkorf Beheer KBB NV, Amsterdam  .             1,000                73,086
  Boer Winkelbedrijven NV  ............            12,387               840,649
  Boskalis Westminster NV  ............            46,207               916,635
 *Braat Beheer NV  ....................             3,880                33,984
  Cap Volmac Group NV  ................            14,000               426,334
  Cindu International NV  .............             1,750                96,433
  Content Beheer  .....................            14,750               590,342
  Crown Van Gelder NV  ................             2,400               217,865
  Delft Instruments NV  ...............            12,808               293,455

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
  Econosto NV  ........................            16,232           $   293,758
  Eriks Holdings NV  ..................             9,000               721,462
 *Flexovit International NV  ..........            14,700               177,355
  GTI Holding NV  .....................             4,507               580,368
  Gamma Holding NV  ...................            18,338               850,951
  Geveke NV  ..........................             8,662               301,462
  Goudsmit NV Voorheen Eduard  ........             2,066               183,352
  Grand Hotel Krasnapopski NV  ........               323                53,584
  Grolsche NV  ........................            32,100             1,238,196
  Hoek's (W.A.) Machine &
   Zuurstoffafabriek NV .... ..........            14,850             1,463,466
 *Hollandia Industriele Maatschappij
   NV .................................               500                18,997
  Hollandsche Beton Groep NV  .........             5,047               957,291
  Internatio-Mueller NV  ..............            62,728             1,568,200
  Kas-Associatie NV  ..................             7,830               345,174
  Kempen & Co. NV  ....................            22,200               444,258
  Kondor Wessels Groep NV  ............             1,000                38,805
  Koninklijke Frans Maas Groep NV  ....            14,215               575,526
  Koninklijke Ten Cate NV  ............            12,010               599,803
  Koppelpoort Holding NV  .............               250                53,654
  Landre & Glinderman NV  .............             2,032                69,187
  MacIntosh NV  .......................            19,733               454,408
 *Multihouse NV  ......................            20,000                51,044
  NBM-Amstelland NV  ..................            47,736               988,501
  NKF Holding NV  .....................            19,313               694,551
  Nagron Nationaal Grondbezit NV  .....             3,931               362,090
  Nederlandsche Apparatenfabriek Nedap              4,250               344,881
  Nedlloyd Groep NV, Rotterdam  .......            22,900               581,798
  Norit NV  ...........................            30,731               417,115
  Otra NV  ............................            23,000               397,564
  Pakhoed NV  .........................            17,159               521,538
  Polynorm NV  ........................             3,431               286,580
  Reesink NV  .........................             2,050               170,041
  Roto Smeets de Boer NV  .............             1,000                42,807
  Rubber Cultuur Maatschappij
   Amsterdam NV .......................            40,800                68,631
  Samas-Groep NV, Zaandam  ............            11,576               462,637
  Schuitema NV, Amersfoort  ...........               300               739,559
  Schuttersveld Holding  ..............            11,354               457,058
  Smit Internationale NV  .............            10,790               582,059
  Sphinx NV  ..........................            22,968               279,773
  Stork NV  ...........................             8,500               282,512
 *Textielgroep Twenthe NV  ............             1,000                20,882
  Tulip Computers NV  .................            11,467               114,404
  Twentsche Kabel Holding NV  .........            18,270               927,277
  Ubbink NV  ..........................             1,500                44,374
  Van Dorp Groep NV  ..................             3,261                45,964
  Van der Giessen de Noord  ...........             4,433               106,968
  Van der Moolen Holding NV  ..........             6,756               356,610
  Volker Stevin NV  ...................            13,780             1,246,914
  Vredestein NV  ......................            20,514               254,640
  Wegener NV  .........................            20,403             1,840,294
                                                                  --------------
TOTAL -- NETHERLANDS
  (Cost $16,382,886) ..................                              31,211,174
                                                                  --------------
ITALY -- (9.1%)
COMMON STOCKS -- (9.1%)
  Acquedotto de Ferrari Galliera SpA  .            54,000               153,521
  Aedes SpA (Sta Ligure Lombarda per
   Imprese & Costruzioni) .............            42,000               183,273
  Allianz Subalpina SpA  ..............            55,125               365,192
*#Ansaldo Trasporti SpA  ..............           199,533               232,843
 #Attivita Immobiliari  ...............           181,400               200,889

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
 *Auschem SpA (In Liquidation)  .......             82,000           $        0
 #Avir Finanziara SpA  ................            114,000            1,205,950
  Banca Agricola Milanese  ............             48,000              314,182
 #Banco di Chiavari e della Riviera
   Ligure SpA, Chiavari ...............            175,000              323,967
 #Bassetti SpA  .......................             67,500              229,835
 *Bastogi SpA  ........................          1,683,000               63,425
 *Boero (Bartolomeo) SpA  .............              8,925               37,765
  Bonifica dei Terreni Ferraresi e per
   Imprese Agricole Roma ..............             11,600               79,609
 *Brioschi Finanziaria SpA, Milano  ...            200,000               24,463
  CALP (Cristalleria Artistica la
   Piana SpA) .........................             48,000              163,914
  CAMFIN (Cam Finanziaria)  ...........             20,500               31,445
  CEMENTIR (Cementarie del Tirreno
   SpA), Roma .........................            661,563              438,272
 *CIGA SpA (Compagnia Italiana Grandi
   Alberghi) ..........................             76,890               33,552
  CMI SpA  ............................             36,428               85,019
  Caffaro SpA Sta per l'Industria
   Chimica ed Elettrochimica ..........            297,550              289,189
 *Calcestruzzi SpA  ...................             51,560              116,074
  Caltagirone SpA  ....................            343,085              239,763
 *Cantoni ITC SpA  ....................            121,000              162,000
  Cartiere Burgo SpA  .................             85,000              407,438
 *Cartiere Sottrici Binda SpA  ........          1,299,375               27,491
 *Cementeria di Augusta SpA  ..........            105,000              169,736
 *Cementerie Siciliane SpA  ...........             82,200              255,975
*#Cementerie di Sardegna SpA  .........             77,000              218,909
  Cia Assicuratrice Unipol SpA  .......            182,000              570,367
 *Cogefar-Impresit Costruzioni
   Generali SpA .......................            337,000              269,823
 #Comau Finanziara SpA  ...............            353,000              455,107
  Condotta Acque Potabili SpA, Torino               28,000               75,901
 #Costa Crociere SpA  .................            195,000              373,884
  Costa Crociere SpA (Risp)  ..........             26,000               31,802
  Cucirini SpA  .......................             30,000               22,810
 *Dalmine SpA  ........................          3,001,700              674,762
  Danieli & C.Officine Meccaniche SpA               93,500              638,582
 *Dataconsyst C.G.S. SpA, Monza  ......                220                    0
 *Del Favero SpA  .....................             86,000               34,116
 *Editoriale SpA  .....................            210,000               65,950
 *Editoriale l'Espresso SpA  ..........             55,000              141,818
 *Editoriale la Repubblica SpA  .......            125,000              159,091
 #Ericsson SpA  .......................             61,500              712,383
 *Euromobiliare SpA  ..................             73,500               89,901
 *FIAR (Fabbrica Italiana
   Apparecchiature Radioelettriche SpA)             22,990               65,816
 *FMC (Fabbrica Milanese Condutorri
   SpA) ...............................             25,000               13,140
 *FONSPA (Credito Fondiaro e
   Industriale Istituto per i
   Finanziamenti a Medio e Lungo Termine
   SpA) ...............................            269,000              478,420
 #Falck (Acciaierie & Ferriere
   Lombarde) ..........................            305,200            1,092,666
  Finarte Casa d'Aste SpA (Milano)  ...             56,266               40,846
 *Fincasa 44 SpA  .....................            150,036               17,360
 *Finrex Finanziaria Immobiliaria SpA
   (In Liquidation) ...................             36,000                2,880

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
 *Firs-Italiana de Assicurazioni
   Compagnia di Assicurazioni
   Eriassicurazioni (In Liquidation) ..             90,000           $        0
 *Fochi (Filippo) SpA  ................            216,000               16,280
 *Fornara Societa Finanziaria e di
   Participazioni SpA .................            310,000               14,757
 *Gabetti Holding SpA  ................             70,000               45,818
 *Gerolimich SpA (In Liquidation)  ....            297,400                    0
  Gewiss SpA  .........................            103,000            1,307,504
 *Gifim Iniziative Immobiliari Gifim
   SpA ................................             60,000                6,347
 *Gottardo Ruffoni SpA  ...............            279,832               19,130
 *Grassetto SpA  ......................            279,125               80,026
 *ITAJOLLY (Cia Italiana del Jolly
   Hotels SpA) ........................             48,500              179,570
 #Immobiliare Metanopoli SpA  .........          1,062,500              737,603
 #Industrie Zignago S. Margherita SpA               61,000              334,744
 *Istituto Finanziario Pro Arte SpA
   Finarte ............................            202,693               98,499
 *Linificio & Canapificio Nazionale
   SpA ................................            118,000               49,931
 #Maffei SpA  .........................             75,000              109,091
 #Magneti Marelli SpA  ................            396,666              460,264
  Magona d'Italia SpA, Firenze  .......             40,000              132,231
 *Mandelli SpA  .......................             41,000               56,899
  Manifattura Lane Gaetano Marzotto &
   Figli SpA ..........................            144,000              904,463
  Marangoni SpA, Rovereto  ............             50,303              159,639
 #Merloni Elettrodomestici SpA  .......            210,000              416,529
  Montefibre SpA, Milano  .............            275,267              149,236
 *NAI SpA (Navigazione Alta Italia)  ..            139,760               18,481
 *Necchi SpA  .........................            131,400               64,723
 *Perlier SpA  ........................            120,700               20,748
  Pininfarina SpA  ....................             64,570              597,673
 *Poligrafici Editoriale SpA  .........            226,000              446,770
 *Premafin Finanziaria SpA  ...........          1,025,000              340,198
  Previdente Cia Italiana
   Assicurazione SpA ..................            149,590              741,769
 #Ratti SpA  ..........................            155,900              288,608
  Recordati Industria Chimica E
   Farmaceutica SpA ...................             34,000              273,349
  Rejna SpA, Milano  ..................             19,000              125,620
  Risanamento di Napoli SpA  ..........             26,700              295,686
  Riva Finanziaria SpA  ...............             23,800               99,134
 *Rodriquez SpA  ......................             41,250               25,364
  SISA (Societa Imballaggi Speciali
   Asti SpA) ..........................             65,000               43,405
 *SMI STA Metallurgica Italiana SpA  ..            365,280              153,116
 *SNIA Fibre SpA  .....................            328,000              117,321
  SOPAF (Societa Partecipazioni
   Finanziarie SpA) ...................             40,000               46,545
 *Saffa SpA, Milano  ..................            100,500              176,415
 #Safilo (Sta Azionaria Fabbrica
   Italiana Lavorazione Occhiali SpA)..             50,100              909,253
  Saiag SpA (Industrie Articoli Gomma)              43,000              193,038
 #Sasib SpA  ..........................            186,000              590,281
 *Schiapparelli 1824 SpA  .............            300,000               21,421
 #Serfi SpA (Servizi Finanziari)  .....             72,000              387,967
 *Simint SpA  .........................             82,488              295,048
 #Sogefi SpA  .........................            260,000              578,446
 *Sondel Nordelettrica SpA  ...........            728,892            1,513,204
 #Sorin Biomedica SpA  ................            407,610            1,495,693

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
 *Stefanel SpA  .......................            190,800          $   162,101
 #Tecnost SpA  ........................            170,000              410,248
  Teknecomp SpA  ......................            148,643               92,380
 *Terme Demaniali di Acqui SpA  .......             39,900               20,049
 *Texmantova SpA  .....................             40,000               35,702
  Trenno SpA  .........................            147,333              302,459
 *Tripcovich (D.) & Co. SpA
   Navigazione Rimorchi e Salvataggi
   Trieste ............................            113,898               27,863
*#UNICEM (Unione Cementi Marchini
   Emiliane e di Augusta-Casale) ......            159,600            1,079,476
 *Unione Manifatture SpA (In
   Liquidation) .......................            156,000                    0
 *Unipar (Unione Nazionale di
   Participazione SpA) (In Liquidation)            539,000                    0
  Vianini Industria SpA  ..............            126,000               66,645
  Vianini Lavori SpA  .................            191,000              328,331
  Vittoria Assicurazioni SpA  .........             59,500              208,496
  Zucchi (Vincenzo) SpA  ..............             97,000              423,273
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost $43,667,211) ..................                              30,375,976
                                                                  --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Italian Lira (Cost $806)  ...........                                     811
                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)  ............
 *Unipol SpA Warrants 12/31/99
   (Cost $76,471) .....................             52,000               16,674
                                                                  --------------
TOTAL -- ITALY (Cost $43,744,488)  ....                              30,393,461
                                                                  --------------
SWEDEN -- (8.0%)
COMMON STOCKS -- (7.8%)
  Acrimo AB Series B  .................              2,800               41,707
 *Active I Malmoe AB Series A  ........              4,160               57,008
 *Active I Malmoe AB Series B  ........              4,160               59,176
  Allgon AB Series B  .................             32,700              786,631
  Alma Industri & Handel AB
   Series B ...........................              5,200               90,623
 *Anders Dioes AB  ....................             28,800              200,766
  Angpannefoereningen AB Series B  ....             10,800              168,913
 *Arcona AB Series A  .................            161,200              109,252
 *Arcona AB Series B  .................             10,000                6,420
 *Argonaut AB Series A  ...............             81,000              159,261
 *Argonaut AB Series B  ...............            171,500              344,865
  B & N Bylock & Nordsjoefrakt AB
   Series B ...........................             41,800              420,273
 *BPA AB Series A  ....................             74,000              214,940
 *BPA AB Series B  ....................             56,700              161,312
 *Benima Ferator Engineering AB  ......             13,400               78,642
  Berg (C.F.) & Co. AB Series B  ......              6,200               34,170
  Bergman & Beving AB Series B  .......             28,000              846,652
 *Bilspedition AB Series A  ...........             88,300              303,825
 *Bilspedition AB Series B  ...........            136,700              476,470
  Bongs Fabriker AB Series B  .........              6,000               51,836
  Boras Waefveri AB Series B  .........              8,600               74,298
  Carbo AB  ...........................             11,100              310,836
  Catena AB Series A  .................             66,700              745,140
 *Celsius Industrier AB Series B  .....             60,100              792,262
 *Concordia Maritime AB Series B  .....             37,300               98,896
  Eldon AB Series B  ..................             10,800              228,435
*#Enator AB  ..........................             60,100            1,468,146
  Enea Data AB Series B  ..............              2,000               60,475
  Esselte AB Series A  ................             40,100              910,889
  Esselte AB Series B  ................             34,500              791,390

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
  FFNS Gruppen AB Series B  ...........             13,000          $   106,502
 *Fabege Fastigh AB Birger Gustavsson
   Series B ...........................          1,216,900              308,145
 *Fastighits AB Celtica  ..............              5,800               25,918
  Finnveden AB Series B  ..............             18,100              310,047
  Foereningsbanken AB Series A  .......            383,200            1,797,989
  Forcenergy AB Series B  .............             32,100              389,685
 *Frontline AB  .......................             90,800              315,132
  Garphyttan Industrier AB  ...........             39,000              487,972
  Getinge Industrier AB Series B  .....             24,036              463,642
  Geveko AB Series B  .................              8,300               86,542
  Gullspangs Kraft AB Series B  .......              7,500              124,004
  ICB Shipping AB Series B  ...........             61,500              677,888
  JP Bank Series A  ...................             14,000               63,603
  JP Bank Series B  ...................              8,000               36,226
 *Jacobson and Widmark AB  ............             13,400               71,855
  Kjessler & Mannerstrale AB  .........              8,500               57,608
 *Kloevern Foervaltnings AB
   Series B ...........................             89,460              301,154
  Lindex AB  ..........................             16,100              386,103
  Linjebuss AB Series A  ..............             30,700              413,845
  Marieberg Tidnings AB Series A  .....             51,900            1,345,140
  NCC AB Series A  ....................              4,500               62,337
  NCC AB Series B  ....................             69,400              992,388
  Nobelpharma AB  .....................             45,460              778,715
  Nolato AB Series B  .................             15,300              207,388
 *Nordstroem & Thulin AB Series B  ....            162,800              421,944
  OEM International AB Series B  ......              3,200               46,712
  OM Gruppen AB  ......................              9,700              281,746
  Oestgoeta Enskilda Bank  ............            118,200              392,621
 *Piren AB  ...........................            539,500              123,755
 *Platzer Bygg AB Series B  ...........             36,000               97,058
  Rottneros Bruk AB  ..................            366,600              442,312
  Sandblom & Stohne AB Series B  ......              8,400               66,314
  Scandiaconsult AB  ..................             14,300               97,769
  Scribona AB Series A  ...............             40,100              439,018
  Scribona AB Series B  ...............             31,700              344,694
  Siab AB Series A  ...................             89,600              547,196
  Siab AB Series B  ...................             34,800              212,527
 *Sifab Fastignets AB  ................             21,600              124,835
 *Skandigen AB, Series A  .............             13,300              104,007
  Skrinet AB Series B  ................             11,700              149,877
 *Solitair Kapital AB  ................             90,000               79,765
  Spendrups Bryggeri AB Series B  .....             19,900              130,424
  Stena Line AB Series B  .............            128,000              554,822
  Svedala Industri  ...................             60,000            1,027,780
  Swepart Mecan AB Series B  ..........             25,000              163,849
  Tivox AB Series B  ..................              7,200               14,049
  VBB Gruppen AB Series B  ............             20,900               70,045
  Wallenstam Byggnads AB Series B  ....             16,700              136,814
  Westergyllen AB Series B  ...........              4,300               67,253
  Zetterbergs Industri AB Series B  ...              5,200              158,010
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost $19,615,771) ..................                              26,198,533
                                                                  --------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Swedish Krona (Cost $635,807)  ......                                 629,158
                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)
 *Enator AB Rights 12/11/96
  (Cost $0) ...........................             60,100              129,806
                                                                  --------------
TOTAL -- SWEDEN
  (Cost $20,251,578) ..................                              26,957,497
                                                                  --------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
SPAIN -- (7.8%)
COMMON STOCKS -- (7.8%)
 *Ahorro Familiar SA  .................             6,051            $   42,037
 *Algodonera de San Antonio SA  .......             8,800                73,362
 *Amper SA  ...........................            34,400               569,572
 *Asturiana del Zinc SA  ..............            33,100               289,992
  Azkoyen SA  .........................             4,200               350,135
 *BAMI SA (Inmobiliara de
   Construcciones y Terrenos) .........            23,634                32,655
  Banco Guipuzcoano SA  ...............             4,150               133,902
  Banco Pastor SA  ....................            18,100             1,061,829
  Banco Zaragozano SA  ................            45,598               934,486
  Banco de Alicante  ..................             6,100               177,985
  Banco de Andalucia  .................             4,100               579,159
  Banco de Castilla SA  ...............             2,100             1,060,618
  Banco de Credito Balear SA  .........             9,850               383,964
  Banco de Galicia SA  ................             7,550               771,027
  Banco de Valencia  ..................            51,350               879,946
  Banco de Vasconia SA  ...............             8,900               486,391
 *Banco de Vitoria SA  ................            27,700               252,304
  Bodegas y Bebidas SA  ...............            12,876               317,552
  CAF (Construcciones y Auxiliar de
   Ferrocarriles SA) ..................             9,500               355,288
 *CAI (Corporacion Alimentaria Iberica
   SA) ................................            11,200                     0
 *CARTEMAR (Cartera de Valores del Mar
   SA) ................................             4,016                 4,030
 *CINSA (Compania de Inversiones SA)  .             1,400                10,699
 *Citroen Hispania SA  ................               650                30,606
  Conservera Campofrio SA  ............             8,500               314,936
  Construcciones Lain SA  .............           127,600               147,742
 *Coporacion Financiera Reunida SA  ...            60,085               186,447
  Cubiertas y Mzov SA  ................            10,395               825,662
 *Dimetal SA  .........................             3,500                 7,159
  ENHER SA (Empresa Nacional
   Hidroelectrica del Ribargozana SA)
   Series B ...........................            28,325               588,146
  ERZ (Electricas Reunidas de
   Zaragoza) ..........................            54,937             1,844,662
  ESSA (Estacionamientos Subterraneos
   SA) ................................             8,875               130,847
  Ebro Agricolas Compania de
   Alimentacion SA ....................            89,900             1,249,093
 *El Aguila SA  .......................            39,200               196,681
  Elecnor SA  .........................             8,100               217,271
  Empresa Nacional de Celulosa SA  ....             8,200               101,590
 *Ercros SA  ..........................            33,200                19,989
 *Erpo SA  ............................             3,289                 1,752
 *Espanola del Zinc SA  ...............             6,500                33,817
 *Estacionamientos Urbanos SA  ........             4,200               152,374
  Europistas Concesionaria Espanola SA            119,698             1,071,784
 *Filo SA  ............................            61,297               141,000
  Financiera y Minera Series A/C  .....             5,200                49,572
  GESA (Gas y Electricidad SA)  .......            17,000               957,931
  General Azucarera de Espana SA  .....            15,850               632,532
  Grupo Anaya SA  .....................            16,500               318,410
  Hornos Ibericos Alba SA  ............            46,600               525,172
 *Huarte SA  ..........................            42,500                59,379
  Hullas del Coto Cortes  .............             8,666               160,142
  Iberica de Autopistas SA
   Concesionaria de Estado Iberpistas..            45,070               843,649
  Iberica del Frio SA  ................             3,000               111,154

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
  Inbesos SA  .........................             1,610            $   19,822
  Indo Internacional SA  ..............             5,600               196,681
 *Inmobiliaria Alcazar SA  ............             5,126                42,535
 *Inmobiliaria Urbis SA  ..............            29,100               117,254
 *Inmobiliaria Zabalburu SA  ..........             5,800                72,528
  Inmobiliaria del Sur SA  ............             1,380                53,794
  Koipe SA  ...........................             8,400               453,879
 *LSB (La Seda de Barcelona SA)
   Series B ...........................            25,200               119,824
  Lingotes Especiales SA  .............             4,140                37,549
 *Max Center Leisa SA  ................             3,000                 5,210
 *Nicolas Correa SA  ..................             1,575                24,315
 *Nueva Montana Quijano SA
   Series B ...........................           100,500                93,091
  OCP Construcciones SA  ..............            14,930               373,970
  Papelera de Navarra SA  .............             6,000                49,556
 *Pascual Hermanos SA  ................             7,610                 4,406
  Pescanova SA  .......................            23,252               287,173
  Portland Valderrivas SA  ............             8,075               492,416
 *Prim SA  ............................             3,100                12,563
 *Radiotronica SA  ....................             2,137                27,383
 *Santana Motor SA Series A  ..........            22,100                24,309
  Sarrio SA  ..........................           105,100               322,885
 *Sefanitro (Sdad Espanola de
   Fabricaciones Nitrogenadas SA) .....             1,600                 7,657
 *Sindibank (Sindicato de Banqueros de
   Barcelona) .........................            10,540               199,328
 *Sotogrande SA  ......................            69,786               145,982
  Tableros de Fibras SA Series B  .....            21,876               211,921
 *Transportes Ferroviarios Especiales
   Tranfesa ...........................            24,000               133,385
 *Trenzas y Cables de Acero SA  .......             7,083                21,924
  Uniland Cementera SA  ...............             5,750               214,377
 *Union y el Fenix-Espanol Cia de
   Seguros Reunidos SA ................            19,550               158,452
  Unipapel SA  ........................            13,484               238,871
  Uralita SA  .........................           122,725               909,425
  Vidrala SA  .........................            10,340               630,536
 *Vidriera Leonesa SA, Vilesa  ........             6,959                54,791
  Viscofan Industria Navarra de
   Envolturas Celulosicas SA ..........            46,425               716,712
  Zeltia SA  ..........................             3,664                80,181
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost $26,926,608) ..................                              26,241,117
                                                                  --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Spanish Peseta (Cost $64,105)  ......                                  63,714
                                                                  --------------
TOTAL -- SPAIN (Cost $26,990,713)  ....                              26,304,831
                                                                  --------------
BELGIUM -- (4.9%)
COMMON STOCKS -- (4.9%)
 *Abfin SA  ...........................             2,560                10,188
  Afrifina  ...........................             3,480               384,713
  Axa Belgium SA  .....................             7,270               566,031
  BMT NV  .............................             2,040               294,144
  Banque Belgo-Zairoise Belgolaise SA               1,155               423,184
  Banque Nationale de Belgique  .......               810             1,199,905
  Belge des Betons  ...................               425               198,002
  Belgo Katanga NPV  ..................               408               212,634
  Belgo Katanga NPV VVPR  .............               136                68,730
 *Belvuco NV  .........................               531               120,758
  Bernheim-Comofi SA  .................             5,295               282,645
  CFE (Compagnie Francois
   d'Entreprises) .....................             2,080               524,927

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
  CMB (Cie Maritime Belge)  ...........               500          $     37,982
  Carrieres Unies Porphyre  ...........                20                22,994
 *Chanic SA  ..........................               175                 5,527
  Chimique et Metallurgique Campine,
   Beerse .............................               370                55,512
  City Hotels SA  .....................             1,290               166,038
  Cofinimmo SA  .......................             4,330               486,886
  Cokeries & Houilleres d'Anderlues  ..               100                 9,476
  Commerciale de Brasserie SA COBRHA  .               115                38,412
  Credit General SA de Banque,
   Bruxelles ..........................             3,459               621,659
  Creyf's Interim  ....................             1,500               115,130
  Deceuninck Plastics Industries SA  ..             7,370             1,226,781
 *Electrorail SA (Reunies
   d'Electricite & de Transports) .....            11,416                15,505
  Engrais Rosier SA  ..................               655               101,788
  Fabrique de Fer de Charleroi  .......                77               167,814
  Financiere d'Obourg  ................               440             1,876,184
  Floridienne NV  .....................             2,033                78,983
  Ford Motor Co. SA Belgium  ..........             1,110               237,707
 *Forges de Clabecq SA  ...............             3,460                19,999
 *Franki NV (Cie Internationale des
   Pieux Armes Frankignoul SA) ........             5,875               107,628
  Glaces de Charleroi  ................                70               148,136
  Glaverbel SA  .......................             2,900               341,661
 *Immobel (Cie Immobiliere de Belgique
   SA) ................................            10,600               709,792
 *Intercomfina SA  ....................            11,000                 1,390
  Mecaniver SA, Bruxelles  ............               128                41,744
  Metiers Automatiques Picanol  .......               403               217,666
 *PCB SA Bruxelles  ...................             6,504                79,913
 *Papeteries de Catala SA  ............               315                44,773
  Plantations Nord-Sumatra SA  ........               650                66,519
 *Recticel SA  ........................             8,450                87,810
 *Roton (Compagnie Industrielle et
   Financiere Roton) ..................                30                   663
 *SA D'Ieteren V.V.P.R.  ..............             3,150                   398
  SABCA (Sa Belge de Constructions
   Aeronautiques) .....................             4,280               128,427
 *SCF SA  .............................             2,850                18,004
  SIPEF (Societe Internationale de
   Plantations & de Finance), Anvers...             1,175               174,431
  SIPEF (Societe Internationale de
   Plantations & de Finance), Anvers
   (Precompte Reduit) .................               370                54,343
  Sa d'Ieteren  .......................            15,000             3,084,334
  Sait Radioholland  ..................             6,088               140,374

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
                                                   Shares              Value+
                                                 -----------         ----------
  Sait Radioholland (Precompte Reduit)                152          $      3,572
  Sapec SA  ...........................             3,560               157,423
  Sapec SA (Taux Reduit)  .............                75                 3,316
  Sidro  ..............................             4,040               302,426
  Spadel NPV  .........................               325               384,949
  Surongo SA  .........................                20                 3,039
 *Telinfo SA  .........................             5,790               257,862
  Ter Beke NV  ........................             2,212               231,261
  UNIBRA  .............................             1,600                99,558
 *Uco Textiles NV  ....................             2,124               159,669
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost $10,633,754) ..................                              16,621,319
                                                                  --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Belgian Francs (Cost $11,654)  ......                                  11,636
                                                                  --------------
TOTAL -- BELGIUM
  (Cost $10,645,408) ..................                              16,632,955
                                                                  --------------
                                                    Face
                                                   Amount
                                                 -----------
                                                     (000)
TEMPORARY CASH INVESTMENTS -- (1.3%)
  Repurchase Agreement, PNC Securities
   Corp. 5.45%, 12/02/96 (Collateralized
   by U.S. Treasury Bills 4.93%,
   01/16/97)
   (Cost $4,360,000) ..................           $ 4,360             4,360,000
                                                                  --------------
TOTAL INVESTMENTS -- (99.4%) (Cost
  $304,370,724) .......................                             333,840,841
                                                                  --------------
OTHER ASSETS AND LIABILITIES -- (0.6%)
Other Assets  .........................                               4,099,312
Payable for Investment Securities
  Purchased ...........................                              (1,953,676)
Other Liabilities  ....................                                (104,060)
                                                                  --------------
                                                                      2,041,576
                                                                  --------------
NET ASSETS -- (100.0%)  ...............                            $335,882,417
                                                                  ==============

------
+See Note B to Financial Statements.
* Non-Income Producing Securities
#Securities on Loan

                See accompanying Notes to Financial Statements

                           STATEMENT OF NET ASSETS
                      THE DFA INTERNATIONAL VALUE SERIES
                              NOVEMBER 30, 1996

                                                 Shares                 Value+
                                                --------              ----------
JAPAN -- (34.9%)
COMMON STOCKS -- (34.9%)
  Achilles Corp.  ....................           184,000             $  630,580
  Aica Kogyo Co., Ltd.  ..............            47,000                272,170
  Aichi Bank, Ltd.  ..................            10,100                834,271
 #Aichi Machine Industry Co., Ltd.  ..            82,000                525,290
  Aichi Steel Works, Ltd.  ...........           187,000                903,779
  Aida Engineering, Ltd.  ............            84,000                592,724
 #Aisin Seiki Co., Ltd.  .............           137,000              2,191,037
  Alps Electric Co., Ltd.  ...........           134,000              1,636,731
 #Amada Co., Ltd.  ...................           266,000              2,225,237
  Amada Metrecs Co., Ltd.  ...........            67,000                747,715
  Amada Sonoike Co., Ltd.  ...........            81,000                447,707
  Amano Corp  ........................            31,000                351,406
  Ando Corp.  ........................            12,000                 51,142
 *Aoki Corp.  ........................           361,000                932,636
  Aoki International Co., Ltd.  ......            49,000                955,888
 #Aomori Bank, Ltd.  .................           170,000                930,668
  Aoyama Trading Co., Ltd.  ..........            41,100              1,170,158
 #Asahi Breweries, Ltd.  .............           399,000              4,277,504
 #Asahi Denka Kogyo KK  ..............            67,000                573,445
  Asahi Organic Chemicals Industry
   Co., Ltd. .........................            90,000                589,192
  Asanuma Corp.  .....................            65,000                298,155
  Ashikaga Bank, Ltd.  ...............           560,000              3,060,808
 *Asics Corp.  .......................           197,000                495,097
  Atsugi Nylon Industrial Co., Ltd.  .           253,000                984,877
 #Awa Bank, Ltd.  ....................           158,550              1,000,342
  Bank of Ikeda, Ltd.  ...............            13,000                742,531
  Bank of Iwate, Ltd.  ...............            16,300                888,049
 #Bank of Kinki, Ltd.  ...............           186,000              1,184,974
  Bank of Kyoto, Ltd.  ...............           305,400              1,623,612
  Bank of Nagoya, Ltd.  ..............           177,000              1,228,735
  Bank of Okinawa, Ltd.  .............             1,000                 37,434
*#Bank of Osaka, Ltd.  ...............           223,000                587,873
  Bank of Saga, Ltd.  ................           161,000                905,448
  Bank of Yokohama, Ltd.  ............            56,000                406,467
  Bank of the Ryukyus, Ltd.  .........             1,000                 34,886
  Best Denki Co., Ltd.  ..............             3,000                 37,434
  Brother Industries, Ltd.  ..........           248,000              1,176,801
  Bunka Shutter Co., Ltd.  ...........            70,000                460,721
 #CMK Corp.  .........................            38,000                537,610
  CSK Corp.  .........................            56,400              1,590,896
  Calpis Food Industry Co., Ltd.  ....            70,000                456,415
 #Canon Sales Co., Inc.  .............            59,000              1,482,777
 #Casio Computer Co., Ltd.  ..........           256,000              2,078,594
 *Central Finance Co., Ltd.  .........            98,000                334,130
 *Central Glass Co., Ltd.  ...........           109,000                337,153
  Chiba Bank, Ltd.  ..................           136,000              1,031,353
  Chiba Kogyo Bank, Ltd.  ............            19,400                688,717
  Chiyoda Fire and Marine Insurance
   Co., Ltd. .........................           304,000              1,568,084
  Chudenko Corp.  ....................            56,000              1,697,715
  Chuetsu Pulp and Paper Co., Ltd.  ..           106,000                482,496
  Chugoku Bank, Ltd.  ................           185,000              3,039,982
 #Chukyo Coca-Cola Bottling Co., Ltd.             42,000                409,666
  Chukyo Sogo Bank, Ltd.  ............           127,000                569,156
 #Chuo Trust and Banking Co., Ltd.  ..           213,000              2,133,743
  Citizen Watch Co., Ltd.  ...........           296,000              2,309,736
  Cleanup Corp.  .....................            45,000                494,288

                                                 Shares                Value+
                                                --------             ----------
  Dai Tokyo Fire & Marine Insurance
   Co., Ltd. .........................           376,000             $2,279,789
  Dai-Dan Co., Ltd.  .................            42,000                487,170
  Daicel Chemical Industries, Ltd.  ..           345,000              1,640,114
 #Daido Hoxan, Inc.  .................           114,000                637,118
  Daido Steel Co., Ltd.  .............           400,000              1,574,692
  Daiei OMC, Inc.  ...................           190,000                746,309
  Daiichi Corp. Hiroshima  ...........            31,700                674,112
  Daiichi Pharmaceutical Co., Ltd.  ..            33,000                516,169
  Daikyo, Inc.  ......................           168,000                909,385
 #Daio Paper Corp.  ..................            98,750                963,203
  Daisan Bank, Ltd.  .................           130,000                624,868
  Daishi Bank, Ltd.  .................           263,000              1,266,467
  Daito Trust Construction Co., Ltd.             130,200              1,704,728
 #Daiwa Bank, Ltd.  ..................           116,000                672,759
 #Daiwa Danchi Co., Ltd.  ............           106,000                553,286
  Daiwa House Industry Co., Ltd.  ....           242,000              3,359,930
  Daiwa Securities Co., Ltd.  ........           100,000              1,080,844
 *Daiwabo Co., Ltd.  .................            92,000                331,459
  Descente, Ltd.  ....................            62,000                350,861
  Dowa Fire & Marine Insurance Co.,
   Ltd. ..............................           194,000                968,295
  Ehime Bank, Ltd.  ..................           136,000                644,148
  Eighteenth Bank, Ltd.  .............           161,000              1,259,139
  Ezaki Glico Co., Ltd.  .............           121,000              1,095,167
  Fuji Denki Reiki Co., Ltd.  ........            43,000                415,641
 #Fuji Fire & Marine Insurance Co.,
   Ltd. ..............................           164,000                726,327
  Fuji Oil Co., Ltd.  ................            81,000                615,685
  Fuji Photo Film Co., Ltd.  .........           476,000             14,932,513
  Fujisawa Pharmaceutical Co., Ltd.  .           296,000              2,627,065
  Fujita Corp.  ......................           457,000              1,445,694
 #Fujitsu, Ltd.  .....................           554,000              5,306,327
  Fukuda Corp.  ......................             9,000                 66,828
  Fukui Bank, Ltd.  ..................           256,000              1,138,278
  Fukuoka City Bank, Ltd.  ...........           182,000              1,303,427
*#Fukutoku Bank, Ltd.  ...............            27,000                 54,332
  Fuso Pharmaceutical Industries,
   Ltd. ..............................            81,000                481,872
  Futaba Corp.  ......................            16,000                663,620
 #Futaba Industrial Co., Ltd.  .......            57,000              1,016,784
  Gakken Co., Ltd.  ..................            94,000                619,508
 *Godo Steel, Ltd.  ..................           147,000                723,374
 #Gun-Ei Chemical Industry Co., Ltd.              86,000                355,940
  Gunze, Ltd.  .......................           223,000              1,250,211
*#Hanshin Electric Railway Co., Ltd.             141,000                579,859
 #Hanshin Sogo Bank, Ltd.  ...........           101,000                301,757
 *Haseko Corp.  ......................           390,000              1,199,473
  Hazama Corp.  ......................           279,000                926,731
 #Heiwado Co., Ltd.  .................            54,000                877,856
  Higo Bank, Ltd.  ...................           235,000              1,631,371
  Hiroshima Bank, Ltd.  ..............           542,000              2,991,002
  Hiroshima-Sogo Bank, Ltd.  .........           136,000                763,656
  Hitachi Cable, Ltd.  ...............            69,000                518,409
  Hitachi Koki Co., Ltd.  ............           113,000                941,336
 #Hitachi Maxell, Ltd.  ..............            94,000              1,941,125
  Hitachi Plant Engineering &
   Construction Co., Ltd. ............            22,000                144,605
 #Hitachi Transport System, Ltd.  ....           103,000                995,606
  Hitachi, Ltd.  .....................         2,599,000             24,208,618
  Hokkai Can Co., Ltd., Tokyo  .......            50,000                328,647

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                                  Shares              Value+
                                                ---------           ----------
  Hokkaido Bank, Ltd.  ...............            346,000           $   875,641
  Hokkaido Takushoku Bank, Ltd.,
   Takugin ...........................            861,000             1,891,476
  Hokuetsu Bank  .....................            183,000               900,527
  Hokuriku Bank, Ltd.  ...............            634,000             3,320,422
 #Horiba, Ltd.  ......................              6,000                70,650
  House Foods Corp.  .................            105,000             1,789,982
  Hyakugo Bank, Ltd.  ................            241,000             1,535,369
  Hyakujushi Bank, Ltd.  .............            296,000             1,916,977
  Inax Corp.  ........................            222,000             1,870,808
  Ines Corp.  ........................             16,000               255,888
 #Intec, Inc.  .......................             33,000               452,373
  Itochu Fuel Corp.  .................            109,000               769,130
  Itoham Foods, Inc.  ................            209,000             1,316,810
  Izumi Co., Ltd.  ...................             20,000               304,042
  Izumiya Co., Ltd.  .................            105,000             1,688,489
  Japan Airport Terminal Co., Ltd.  ..              4,000                56,942
 #Japan Pulp and Paper Co., Ltd.  ....            131,000               678,023
 *Japan Steel Works, Ltd.  ...........             81,000               213,533
  Japan Synthetic Rubber Co., Ltd.  ..             65,000               432,953
  Japan Vilene Co., Ltd.  ............             16,000                83,374
  Japan Wool Textile Co., Ltd.  ......             42,000               356,151
  Joshin Denki Co., Ltd.  ............             51,000               636,380
  Juroku Bank, Ltd.  .................            317,000             1,629,569
  Kagawa Bank, Ltd.  .................             72,650               612,865
  Kagoshima Bank, Ltd.  ..............            193,000             1,382,206
  Kandenko Co., Ltd.  ................             30,000               287,346
  Kaneka Corp.  ......................            319,000             1,892,135
  Kansai Paint Co., Ltd., Osaka  .....             18,000                81,933
  Kanto Auto Works, Ltd., Yokosuka  ..             59,000               447,944
 #Kanto Natural Gas Development Co.,
   Ltd. ..............................             17,000               135,492
 #Kasumi Co., Ltd.  ..................             44,000               345,272
  Katokichi Co., Ltd.  ...............             51,000             1,039,719
 *Kawasho Corp.  .....................             90,000               318,717
  Keiyo Bank, Ltd.  ..................            275,000             1,353,251
  Keiyo Co., Ltd.  ...................             44,000               483,304
  Kikkoman Corp.  ....................             35,000               262,961
  Kinden Corp.  ......................             67,000               930,228
  Kinseki, Ltd.  .....................             25,000               320,738
  Kitano Construction Corp.  .........             43,000               232,381
  Kitz Corp.  ........................            129,000               541,845
 #Kiyo Bank, Ltd.  ...................            269,000             1,134,622
  Koa Fire & Marine Insurance Co.,
   Ltd. ..............................             45,000               247,935
  Koito Manufacturing Co., Ltd.  .....            146,000             1,057,153
  Kokusai Securities Co., Ltd.  ......            152,000             1,803,163
 #Komatsu Forklift Co., Ltd., Tochigi              81,000               513,190
  Komatsu, Ltd.  .....................            919,000             7,744,473
  Komori Corp.  ......................             71,000             1,522,320
  Konica Corp.  ......................             66,000               469,772
  Koyo Seiko Co., Ltd.  ..............             37,000               341,388
  Kumagai Gumi Co., Ltd.  ............            625,000             1,768,453
  Kurabo Industries, Ltd.  ...........            249,000               787,698
  Kureha Chemical Industry Co., Ltd.              204,000               950,088
  Kurimoto, Ltd.  ....................            128,000             1,203,515
  Kyudenko Corp.  ....................             74,000               793,322
 #Lintec Corp.  ......................             33,000               507,469
 #Long Term Credit Bank of Japan,
   Ltd. ..............................            548,000             3,467,135
 #Maeda Corp.  .......................            169,000             1,315,764
 #Makita Corp.  ......................            148,000             1,976,801
  Marubeni Corp.  ....................            445,000             2,013,840
  Marudai Food Co., Ltd.  ............            120,000               689,631
  Maruetsu, Inc.  ....................            137,000             1,000,413

                                                  Shares               Value+
                                                ---------            ----------
  Maruichi Steel Tube, Ltd.  .........             89,000           $ 1,454,657
  Marusan Securities Co., Ltd.  ......             30,000               249,121
 #Maruzen Showa Unyu Co., Ltd.  ......             81,000               385,070
 #Matsushita Electric Industrial Co.,
   Ltd. ..............................          1,567,000            27,126,450
 #Matsushita Electric Works, Ltd.  ...            286,000             2,663,972
  Matsushita Refrigeration Co.  ......             81,000               511,766
 #Matsushita Seiko Co., Ltd.  ........            133,000               939,649
 *Mazda Motor Corp.  .................            660,000             2,818,629
  Meija Seika Kaisha, Ltd. Tokyo  ....            148,000               880,457
  Michinoku Bank, Ltd.  ..............            140,000             1,002,636
 #Mitsubishi Gas Chemical Co., Inc.  .            461,000             1,750,018
 #Mitsubishi Oil Co., Ltd.  ..........             85,000               563,928
 #Mitsui Construction Co., Ltd.  .....            167,000               550,308
  Mitsui Fudosan Co., Ltd.  ..........            332,000             3,938,489
 #Mitsui Petrochemical Industries,
   Ltd. ..............................            288,000             1,652,583
  Mitsui Trust & Banking Co., Ltd.  ..             81,000               775,835
  Mitsuuroko Co., Ltd.  ..............             61,000               428,286
  Miyazaki Bank, Ltd.  ...............            101,000               576,889
 #Mizuno Corp.  ......................            124,000               967,592
  Mori Seiki Co., Ltd.  ..............             88,000             1,268,190
  Musashino Bank, Ltd.  ..............             21,700               949,613
  NHK Spring Co., Ltd.  ..............            222,000               891,511
  NOK Corp.  .........................            149,000             1,073,638
  Nagase & Co., Ltd.  ................            140,000             1,190,861
  Naigai Co., Ltd.  ..................             12,000                49,666
  Nakayama Steel Works, Ltd.  ........            117,000               608,647
  Nanto Bank, Ltd.  ..................            248,000             1,699,824
  Nichicon Corp.  ....................             76,000               908,260
  Nichiei Construction Co., Ltd.  ....             55,000               399,692
  Nichimen Corp.  ....................            388,000             1,568,366
  Nifco, Inc.  .......................             55,000               604,130
 #Nihon Cement Co., Ltd.  ............            293,000             1,815,158
  Nihon Kohden Corp.  ................             21,000               168,295
  Nihon Nohyaku Co., Ltd.  ...........              7,000                43,181
  Nippon Beet Sugar Manufacturing
   Co., Ltd. .........................            118,000               519,490
  Nippon Chemi-Con Corp.  ............            112,000               653,497
 #Nippon Credit Bank, Ltd.  ..........          1,599,000             4,074,780
  Nippon Densetsu Kogyo Co., Ltd.  ...             62,000               610,193
  Nippon Flour Mills Co., Ltd.  ......             21,000               109,429
  Nippon Hodo Co., Ltd.  .............            108,000             1,290,685
  Nippon Meat Packers, Inc., Osaka  ..            209,000             2,736,467
  Nippon Metal Industry Co., Ltd.  ...            148,000               552,724
  Nippon Oil Co., Ltd.  ..............          1,137,000             6,424,350
 #Nippon Paint Co., Ltd., Osaka  .....            245,000             1,005,404
  Nippon Road Co., Ltd.  .............             90,000               555,975
  Nippon Sanso Corp.  ................            267,000             1,058,146
  Nippon Sheet Glass Co., Ltd.  ......            403,000             1,660,870
  Nippon Shinpan Co., Ltd., Tokyo  ...            286,000             1,791,898
  Nippon Shinyaku Co., Ltd.  .........             62,000               550,264
 *Nippon Suisan Kaisha, Ltd.  ........             49,000               183,858
  Nippon Synthetic Chemical Industry
   Co., Ltd. .........................             87,000               418,946
  Nippon Yakin Kogyo Co., Ltd.  ......            141,000               477,021
  Nishi-Nippon Bank, Ltd.  ...........             23,540               145,005
  Nissan Shatai Co., Ltd.  ...........            158,000               819,156
  Nissei Sangyo Co., Ltd.  ...........             77,000             1,014,938
  Nisshin Oil Mills, Ltd.  ...........            135,000               982,250
 #Nisshin Steel Co., Ltd.  ...........            940,000             2,882,777
 #Nisshinbo Industries, Inc.  ........            218,000             1,915,641
  Nissin Food Products Co., Ltd.  ....             24,000               533,568
  Nittetsu Mining Co., Ltd.  .........             77,000               663,093
 *Nitto Boseki Co., Ltd.  ............             43,000               130,738

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                                  Shares               Value+
                                                ---------            ----------
 #Nitto Denko Corp.  .................            116,000            $1,661,511
  Noritz Corp.  ......................             55,000               749,121
  North Pacific Bank, Ltd.  ..........            125,000               673,330
  Ogaki Kyoritsu Bank, Ltd.  .........             50,000               302,285
  Oita Bank, Ltd.  ...................            133,000             1,007,434
  Okamura Corp.  .....................             44,000               329,807
  Okumura Corp.  .....................            229,000             1,493,128
  Okura Industrial Co., Ltd.  ........             18,000               106,766
  Olympus Optical Co., Ltd.  .........            244,000             2,294,200
  Omron Corp.  .......................             24,000               457,645
  Optec Dai-Ichi Denko Co., Ltd.  ....            103,000               398,243
 #Parco Co., Ltd.  ...................             49,000               452,109
  Pioneer Electronic Corp.  ..........            166,000             3,573,814
 #Q.P. Corp.  ........................            146,000             1,308,612
 #Rengo Co., Ltd.  ...................            177,000             1,108,972
 *Renown, Inc.  ......................            256,000               722,109
 *Rhythm Watch Co., Ltd.  ............            135,000               473,330
  Royal Co., Ltd.  ...................             39,000               736,819
  Ryosan Co., Ltd.  ..................             37,000               868,102
  Ryoyo Electro Corp.  ...............             29,000               527,504
 #SXL Corp.  .........................             77,000               616,406
  Sakai Chemical Industry Co., Ltd.  .             97,000               495,228
  San-In Godo Bank, Ltd.  ............            163,000             1,231,810
  Sanki Engineering Co., Ltd.  .......             78,000               815,641
  Sankyo Aluminum Industry Co., Ltd.              235,000             1,067,619
*#Sankyo Seiki Manufacturing Co.,
   Ltd. ..............................             75,000               475,176
  Sanyo Electric Co., Ltd.  ..........          1,804,000             8,449,315
  Sanyo Shokai, Ltd.  ................             77,000               470,255
  Sanyo Special Steel Co., Ltd.  .....            178,000               594,376
  Seino Transportation Co., Ltd.  ....            141,000             1,870,914
 *Seiren Co., Ltd.  ..................              8,000                46,397
  Seiyo Food Systems, Inc.  ..........             73,000               667,135
  Sekisui House, Ltd.  ...............            655,000             7,021,968
  Sekisui Jushi Co., Ltd.  ...........             44,000               514,236
 #Sekisui Plastics Co., Ltd.  ........             82,000               403,515
  Senko Co., Ltd.  ...................            107,000               543,462
  Senshukai Co., Ltd.  ...............             44,000               537,434
 *Settsu Corp.  ......................            202,000               498,787
  Shiga Bank, Ltd.  ..................            220,000             1,194,728
  Shimizu Bank, Ltd.  ................              8,900               574,042
  Shinagawa Fuel Co., Ltd.  ..........             76,000               547,627
  Shinmaywa Industries, Ltd.  ........            107,000               893,234
  Shinwa Bank, Ltd.  .................            149,000               818,322
  Shionogi & Co., Ltd.  ..............            324,000             2,539,613
 #Shiseido Co., Ltd.  ................            364,000             4,382,074
*#Shokusan Jutaku Sogo Co., Ltd.  ....            116,000               305,800
  Showa Electric Wire & Cable Co.,
   Ltd., Kawasaki ....................             47,000               216,415
 #Showa Sangyo Co., Ltd.  ............            168,000               745,518
  Sintokogio, Ltd., Nagoya  ..........             56,000               469,455
  Snow Brand Milk Products Co., Ltd.              294,000             1,831,687
 #Stanley Electric Co., Ltd.  ........            187,000             1,142,047
  Star Micronics Co., Ltd.  ..........             42,000               299,315
  Sumisho Computer Systems Corp.  ....             20,000               284,710
 #Sumitomo Corp.  ....................            774,000             6,563,357
  Sumitomo Metal Industries, Ltd.,
   Osaka .............................            177,000               471,274
  Sumitomo Realty & Development Co.,
   Ltd. ..............................            375,000             2,603,251
  Sumitomo Warehouse Co., Ltd.  ......             10,000                57,381
  Sun Wave Corp.  ....................             46,000               537,610
  Suruga Bank, Ltd.  .................            246,000             1,523,989

                                                  Shares               Value+
                                                ---------            ----------
  Suzuki Motor Corp.  ................             50,000            $  522,847
 *Suzutan Co., Ltd.  .................              2,000                 8,137
 *TEC Corp.  .........................            239,000             1,058,489
 #TOC Co., Ltd.  .....................             52,000               502,636
  Tadano, Ltd.  ......................             22,000               182,882
  Taihei Dengyo Kaisha, Ltd.  ........             33,000               353,779
  Taiheiyo Securities Co., Ltd.  .....             86,000               291,705
  Taikisha, Ltd.  ....................             33,000               495,870
  Taisei Corp.  ......................            185,000             1,029,042
 #Taisei Prefab Construction Co.,
   Ltd. ..............................             56,000               292,302
  Taisei Rotec Corp.  ................             79,000               432,487
 #Taiyo Yuden Co., Ltd.  .............             82,000             1,109,666
  Takiron Co., Ltd.  .................             59,000               320,404
  Tamura Corp.  ......................             18,000               105,975
  Tanabe Seiyaku Co., Ltd.  ..........            220,000             1,817,223
  Teijin, Ltd.  ......................            272,000             1,297,856
  Tenma Corp.  .......................             30,000               508,787
*#Toa Steel Co., Ltd.  ...............            126,000               455,062
  Tochigi Sogo Bank, Ltd.  ...........             62,000               610,193
  Toda Corp.  ........................             50,000               382,250
  Toenec Corp.  ......................             91,000               664,508
  Toho Bank, Ltd.  ...................            203,000             1,350,360
  Tokai Rika Co., Ltd.  ..............             67,000               568,146
  Tokico, Ltd.  ......................            116,000               454,622
  Toko, Inc.  ........................             78,000               438,664
  Tokushu Paper Manufacturing Co.,
   Ltd. ..............................             39,000               317,689
  Tokuyama Corp.  ....................             48,000               277,540
  Tokyo Broadcasting System, Inc.  ...            137,000             2,227,153
 *Tokyo Securities Co., Ltd.  ........            118,000               448,981
 #Tokyo Sowa Bank, Ltd.  .............            199,000               996,749
  Tokyo Steel Manufacturing Co., Ltd.             142,000             2,096,309
  Tokyo Style Co., Ltd.  .............             94,000             1,387,698
 *Tokyo Tatemono Co., Ltd.  ..........            211,000               967,856
 *Tokyo Tekko Co., Ltd.  .............              9,000                41,283
  Tokyo Tomin Bank, Ltd.  ............             26,800             1,398,875
 #Tokyu Car Corp.  ...................            104,000               466,081
 #Tokyu Construction Co., Ltd.  ......            211,000               732,381
  Tokyu Department Store Co., Ltd.  ..             34,000               182,847
 #Tokyu Store Chain Corp.  ...........             63,000               476,652
 #Tomoku Co., Ltd.  ..................             81,000               423,506
 #Tonami Transportation Co., Ltd.  ...             91,000               518,972
  Topcon Corp.  ......................              9,000                71,573
  Toshiba Engineering & Construction
   Co., Ltd. .........................             67,000               558,726
  Toshoku, Ltd.  .....................             94,000               467,522
  Tostem Viva Corp.  .................             54,000               354,464
  Towa Bank, Ltd.  ...................            102,000               653,409
  Toyo Engineering Corp.  ............            162,000               868,366
  Toyo Information System Co., Ltd.  .             32,000               362,742
 #Toyo Ink Manufacturing Co., Ltd.  ..            269,000             1,257,540
 #Toyo Kanetsu K.K.  .................            128,000               517,399
  Toyo Kohan Co., Ltd.  ..............             62,000               452,197
  Toyo Seikan Kaisha, Ltd  ...........             55,000             1,744,728
  Toyo Suisan Kaisha, Ltd.  ..........            105,000             1,051,845
 #Toyo Tire & Rubber Co., Ltd.  ......             33,000               126,432
  Toyo Trust & Banking Co., Ltd.  ....            715,000             6,176,142
 #Toyoda Machine Works, Ltd.  ........            118,000             1,027,575
 #Toyota Auto Body Co., Ltd.  ........             86,000               876,626
  Toyota Motor Corp.  ................            400,000            10,931,459
  Toyota Tsusho Corp.  ...............            232,000             1,396,485
  Tsubaki Nakashima Co., Ltd.  .......             36,000               341,652
  Tsutsunaka Plastic Industry Co.,
   Ltd. ..............................             37,000               295,220

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                                  Shares              Value+
                                                ---------           ----------
  Unisia Jecs Corp.  .................            130,000          $    684,271
  Victor Co. of Japan, Ltd.  .........            234,000             2,446,924
 #Wacoal Corp.  ......................            141,000             1,709,842
  Yakult Honsha Co., Ltd.  ...........            162,000             1,779,438
 #Yamagata Bank, Ltd.  ...............            140,000               761,511
  Yamaguchi Bank, Ltd.  ..............            133,000             1,986,819
  Yamaichi Securities Co., Ltd.  .....          1,118,000             5,904,374
  Yamamura Glass Co., Ltd.  ..........            109,000               511,476
  Yamatake Honeywell Co., Ltd.  ......             50,000               812,830
 #Yamato Kogyo Co., Ltd.  ............             96,000               953,251
  Yasuda Trust & Banking Co., Ltd.  ..          1,020,000             4,813,181
 #Yodogawa Steel Works, Ltd.  ........            200,000             1,207,381
  Yokogawa Bridge Corp.  .............             35,000               369,069
  Yokogawa Electric Corp.  ...........            238,000             2,133,216
  Yokohama Reito Co., Ltd.  ..........             40,000               449,912
  Yurtec Corp.  ......................             57,200               799,192
                                                                   -------------
TOTAL COMMON STOCKS
   (Cost $516,051,132) ...............                              473,563,262
                                                                   -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $435,623)  ......                                  430,337
                                                                   -------------
TOTAL -- JAPAN
   (Cost $516,486,755) ...............                              473,993,599
                                                                   -------------
UNITED KINGDOM -- (19.5%)
COMMON STOCKS -- (19.3%)
  ASDA Group P.L.C.  .................          1,435,300             2,859,096
  Abbey National P.L.C.  .............            805,600             9,452,411
  Anglian Water P.L.C.  ..............            170,300             1,670,411
  Argyll Group P.L.C.  ...............            672,577             4,398,042
  Arjo Wiggins Appleton P.L.C.  ......            521,500             1,407,010
  Associated British Foods P.L.C.  ...            571,200             4,239,226
  Associated British Ports Holdings
   P.L.C. ............................            244,400             1,131,854
  BAA P.L.C.  ........................            663,960             5,496,875
  BICC P.L.C.  .......................            134,750               637,639
  Bank of Scotland (Governor and
   Company of the) ...................              1,550                 7,634
  Barclays P.L.C.  ...................            981,055            16,928,560
  Barratt Developments P.L.C.  .......             93,000               362,693
  Bass P.L.C.  .......................            564,700             7,442,204
  Beazer Homes P.L.C.  ...............            101,257               291,064
  Berkeley Group P.L.C.  .............             58,112               595,398
  British Gas P.L.C.  ................          2,818,900            10,377,470
  British Land Co. P.L.C.  ...........            275,946             2,242,788
  British Petroleum Co. P.L.C.  ......              6,667                77,162
  British Steel P.L.C.  ..............          1,292,200             3,611,263
  British Telecommunications P.L.C.  .          3,087,096            19,641,911
  British Vita P.L.C.  ...............            134,000               482,044
  Brixton Estate P.L.C.  .............            142,200               458,953
  Bryant Group P.L.C.  ...............            224,555               507,707
  Burford Holdings P.L.C.  ...........            171,000               390,933
  Burton Group P.L.C.  ...............            460,700             1,151,975
  Calor Group P.L.C.  ................             63,000               313,473
  Camas P.L.C.  ......................             37,100                41,785
  Capital Shopping Centres P.L.C.  ...            235,407             1,292,023
  Chelsfield P.L.C.  .................            194,800               866,129
  Christies International P.L.C.  ....             61,000               253,276
  Coats Viyella P.L.C.  ..............            445,250             1,002,943
 *Columbus Group P.L.C.  .............             37,347                 9,574
  Commercial Union P.L.C.  ...........            436,934             4,847,608
  Courtaulds Textiles P.L.C.  ........             63,150               263,796
  Delta P.L.C.  ......................             90,000               549,939
  English China Clays P.L.C.  ........            184,387               556,368
  First Leisure Corp. P.L.C.  ........             16,900                98,579
  General Accident P.L.C.  ...........            305,900             3,766,646

                                                  Shares              Value+
                                                ---------           ----------
  Grand Metropolitan P.L.C.  .........             10,120          $     79,190
 *Grantchester Holdings P.L.C.  ......             13,153                27,417
  Great Portland Estates P.L.C.  .....            197,275               635,051
  Great Universal Stores P.L.C.  .....            643,500             7,420,623
  Greenalls Group P.L.C.  ............            106,446             1,074,509
  Greene King P.L.C.  ................             59,000               667,971
  Guardian Royal Exchange P.L.C.  ....            574,138             2,586,538
  Hambros P.L.C.  ....................            107,954               439,159
  Harrisons & Crosfield P.L.C..  .....            433,000               949,874
  Highland Distilleries Co. P.L.C.  ..            106,000               601,378
  Hillsdown Holdings P.L.C.  .........            452,044             1,363,995
  House of Fraser P.L.C.  ............            140,000               376,544
  ICI (Imperial Chemical Industries
   P.L.C.) ...........................            559,900             7,270,707
  Iceland Group P.L.C.  ..............            153,000               205,754
  Kwik Save Group P.L.C.  ............             94,551               475,231
  Ladbroke Group P.L.C.  .............            742,213             2,557,703
  Laird Group P.L.C.  ................             62,400               439,508
  Lasmo P.L.C.  ......................            613,035             2,267,126
  Lex Service P.L.C.  ................             84,933               480,429
  London Electricity P.L.C.  .........            106,088             1,152,037
  Lonrho P.L.C.  .....................            498,030             1,126,018
  Marley P.L.C.  .....................            211,318               463,569
  Meyer International P.L.C.  ........             77,743               481,578
  Mirror Group P.L.C.  ...............            255,000               990,193
  National Grid Group P.L.C.  ........             36,720               120,984
  National Power P.L.C.  .............            113,000               877,583
  National Westminster Bank P.L.C.  ..          1,115,244            12,963,725
  North West Water Group P.L.C.  .....            329,907             3,277,530
  Northern Electric P.L.C.  ..........             60,000               594,065
  Peel Holdings P.L.C.  ..............             32,500               232,188
  Persimmon P.L.C.  ..................            162,000               559,622
  Pilkington P.L.C.  .................            662,136             1,652,880
  Powell Duffryn P.L.C.  .............             47,037               336,439
  Powergen P.L.C.  ...................            426,853             4,165,319
  Racal Electronics P.L.C.  ..........            173,300               801,123
  Redland P.L.C.  ....................            324,705             2,019,568
  RJB Mining  ........................             64,000               564,816
  Rolls-Royce P.L.C.  ................            305,473             1,317,128
  Royal & Sun Alliance Insurance
   Group, Inc. P.L.C. ................            912,179             6,877,177
  Rugby Group P.L.C.  ................            396,000               639,049
  Sainsbury (J.) P.L.C.  .............            729,394             4,604,048
  Scottish & Newcastle P.L.C.  .......             47,600               511,300
  Scottish Hydro-Electric P.L.C.  ....            244,000             1,279,712
  Scottish Power P.L.C.  .............            101,169               573,970
  Sears P.L.C.  ......................            968,300             1,513,772
  Severn Trent P.L.C.  ...............            240,845             2,651,836
  Shell Transport & Trading Co.
   P.L.C. ............................          1,919,015            31,903,797
  Slough Estates P.L.C.  .............            238,300             1,045,520
  South West Water P.L.C.  ...........             80,253               782,451
  Stakis P.L.C.  .....................            296,033               450,356
  T & N P.L.C.  ......................            323,397             1,027,461
  Tarmac P.L.C.  .....................            574,116               854,104
  Taylor Woodrow P.L.C.  .............            233,719               589,322
  Tesco P.L.C.  ......................          1,370,531             7,833,133
  Thames Water P.L.C.  ...............            255,396             2,479,327
  Transport Development Group P.L.C.               49,200               144,321
  Unilever P.L.C.  ...................            517,500            12,196,243
  United Biscuits Holdings P.L.C.  ...            338,741             1,215,719
  Vaux Group P.L.C.  .................             83,553               353,941
  Welsh Water P.L.C.  ................             90,166             1,123,127
  Wessex Water P.L.C.  ...............            133,963               790,423

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                                 Shares               Value+
                                                --------            ----------
  Whitbread P.L.C.  ..................           306,600           $  3,950,500
  Wilson (Connolly) Holdings P.L.C.  .           113,000                282,080
  Wilson Bowden P.L.C.  ..............            84,200                633,392
  Wimpey (George) P.L.C.  ............           221,750                467,816
  Wolverhampton & Dudley Breweries
   P.L.C. ............................            38,700                394,557
  Yorkshire Water P.L.C.  ............           128,436              1,475,683
                                                                   -------------
TOTAL COMMON STOCKS
   (Cost $211,133,083) ...............                              261,983,671
                                                                   -------------
INVESTMENT IN CURRENCY -- (0.2%)
 *British Pound Sterling
   (Cost $2,618,075) .................                                2,673,375
                                                                   -------------
PREFERRED STOCK -- (0.0%)
  Hyder P.L.C. (Cost $111,389)  ......            76,860                138,569
                                                                   -------------
RIGHTS/WARRANTS -- (0.0%)
 *Capital Shopping Centres P.L.C.
   Rights 12/03/96 ...................           117,703                  1,731
 *Stakis P.L.C. Rights 12/11/96  .....           169,161                 20,616
                                                                   -------------
TOTAL RIGHTS/WARRANTS
   (Cost $0) .........................                                   22,347
                                                                   -------------
TOTAL -- UNITED KINGDOM
   (Cost $213,862,547) ...............                              264,817,962
                                                                   -------------
GERMANY -- (7.7%)
COMMON STOCKS -- (7.7%)
 *AGIV AG fuer Industrie &
   Verkehrswesen .....................            34,600                446,996
 *Ava Allgemeine Handelsgesellschaft
   der Verbraucher AG, Bielefeld .....             2,300                625,708
 #BASF AG  ...........................           475,500             17,605,724
 #BHF Bank  ..........................            74,700              1,810,983
  BMW (Bayerische Motorenwerke AG),
   Muenchen ..........................             3,836              2,489,093
  Badenwerk AG  ......................             3,552              1,329,486
  Bankgesellschaft Berlin AG  ........           141,000              2,317,117
 #Bayer AG  ..........................           174,500              7,028,835
 #Bayerische Hypotheken und
   Wechselbank AG ....................           224,800              7,059,291
 #Bayerische Vereinsbank AG  .........           200,550              8,412,267
  Berliner Kraft & Licht Bewag AG
   Series A ..........................             6,450              1,759,740
  Bilfinger & Berger Bau AG,
   Mannheim ..........................            28,000              1,051,481
 #Commerzbank AG  ....................           310,250              7,632,574
 #Continental AG  ....................            83,100              1,438,633
  DBV Holding AG  ....................             2,300                751,448
 *Deutsche Babcock AG, Oberhausen  ...             2,500                 68,337
 #Deutsche Bank AG  ..................           107,000              5,104,523
  Deutsche Hypothekenbank
   Frankfurt AG ......................               300                175,724
  Deutsche Lufthansa AG  .............            48,000                618,549
  Deutsche Pfandbrief und
   Hypothekenbank AG .................            31,100              1,355,729
 #Dresdner Bank AG, Frankfurt  .......           394,600             11,723,716
  Dyckerhoff AG  .....................               525                175,967
  GEA AG  ............................             1,700                517,800
  Heidelberger Zement AG,
   Heidelberg ........................             9,000                656,622
  Hochtief AG  .......................            43,500              1,726,977
 *Holzmann (Philipp) AG  .............             3,700                898,210
  Karstadt AG  .......................             1,750                608,770
 #Man AG, Muenchen  ..................             9,500              2,241,295
  Preussag AG  .......................             3,050                716,596

                                                 Shares               Value+
                                                --------            ----------
 *Ruetgerswerke AG  ..................               467           $     73,036
 *Schmalbach-Lubeca AG  ..............             2,670                588,217
 #Siemens AG  ........................            63,500              3,062,382
 #Spar Handels AG  ...................            26,000                761,471
  Thuega AG  .........................               357                104,556
  Thyssen Industrie AG, Essen  .......             6,700                536,349
  Vereins & Westbank AG  .............             4,376              1,019,595
 #Volkswagen AG  .....................            24,050              9,649,740
  WCM Beteiligungs und Grundbesitz AG             49,600                468,400
                                                                   -------------
TOTAL COMMON STOCKS
   (Cost $88,279,939) ................                              104,611,937
                                                                   -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks (Cost $2,387)  ........                                    2,352
                                                                   -------------
TOTAL -- GERMANY
   (Cost $88,282,326) ................                              104,614,289
                                                                   -------------
FRANCE -- (7.4%)
COMMON STOCKS -- (7.4%)
  Accor SA  ..........................             5,592                721,894
  Alcatel Alsthom Cie Generale
   d'Electricite SA ..................            82,742              7,515,085
  Au Bon Marche SA  ..................             3,670                879,366
 #Axa SA  ............................            64,575              3,886,126
  Banque Nationale de Paris  .........            60,800              2,419,889
  Bongrain SA  .......................               763                294,473
  Bouygues  ..........................            12,764              1,420,395
  CPR (Cie Parisienne de Reescompte)               8,300                677,227
  Cardif SA  .........................               929                142,348
 *Centrale du Groupe des
   Assurances Nationales SA ..........            30,900                668,780
  Christian Dior SA  .................            21,100              3,091,649
  Ciments Vicat  .....................               800                 62,900
  Credit Commercial de France  .......            13,391                648,134
 *Credit Foncier de France  ..........            17,100                229,594
  Credit National  ...................             7,912                456,141
  Dassault Aviation SA  ..............             4,200                904,999
  ECIA (Equipements et Composants
   pour l'Industrie Automobile) ......             2,300                324,229
  Elf Aquitaine SA  ..................           150,084             13,108,275
  Eridania Beghin-Say SA  ............            15,600              2,441,142
  Esso SA  ...........................             2,576                277,780
  Financiere de Paribas SA Series A  .            68,172              4,683,642
  France SA  .........................             2,240                519,134
  GTM Entrepose  .....................             7,977                399,538
  Groupe Andre SA  ...................             3,228                236,798
  Groupe Danone  .....................            26,100              3,859,261
  LaFarge Coppee SA  .................            51,357              3,269,693
  Labinal SA  ........................             3,200                559,586
  Pechiney International SA  .........            26,150                470,810
  Peugeot SA  ........................            27,550              3,387,684
  Rallye SA  .........................            14,220                571,959
  Rhone-Poulenc SA Series A  .........           163,380              5,282,234
  Rue Imperiale de Lyon  .............               310                283,815
  Saint Louis (SLB)  .................             4,300              1,094,560
  Saint-Gobain  ......................            47,348              6,783,433
  Societe Centrale d'Investissements                 100                 13,312
  Societe Centrale des Assurances
   Generales de France SA ............            73,600              2,445,815
  Societe Generale Paris  ............            50,307              5,492,241
  Sommer-Allibert SA  ................            11,000                313,925
  Sophia SA  .........................             7,700                279,772
  Suez SA  ...........................            89,657              3,867,220

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                                 Shares               Value+
                                                --------            ----------
  Thomson CSF  .......................            64,203           $  2,072,056
  Total SA Series B  .................           110,983              8,987,476
  UAP SA  ............................           186,397              4,966,064
                                                                   -------------
TOTAL COMMON STOCKS
   (Cost $91,651,604) ................                              100,010,454
                                                                   -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *French Francs (Cost $278,371)  .....                                  275,094
                                                                   -------------
TOTAL -- FRANCE
   (Cost $91,929,975) ................                              100,285,548
                                                                   -------------
SWITZERLAND -- (6.1%)
COMMON STOCKS -- (6.1%)
  Ascom Holding AG, Bern  ............               600                640,061
  Baloise Holding, Basel  ............             3,219              7,189,018
  Banque Cantonale Vaudois  ..........             5,795              1,552,153
  Bobst SA, Prilly  ..................             1,912              2,633,952
  CS Holding, Zuerich (Namen)  .......           152,128             16,199,355
  Danzas Holding AG, Basel  ..........             1,452              1,671,527
  EGL (Elektrizitaets-Gesellschaft
   Laufenberg) AG, Laufenberg ........             3,173                696,453
  Fischer (Georg) AG, Schaffhausen  ..               890                892,732
  Fischer (Georg) AG,
   Schaffhausen(Namen) ...............             1,017                193,566
  Forbo Holding AG, Eglisau  .........             6,081              2,473,469
 *Grands Magasins Jelmoli SA,
   Zuerich ...........................               500                274,367
  Julius Baer Holding AG, Zuerich  ...             1,916              2,058,634
 *Oerlikon-Buehrle Holding AG,
   Zuerich ...........................            35,681              3,683,112
  Pargesa Holding SA, Geneve  ........             1,935              2,175,576
  Rieter Holding AG, Winterthur  .....             6,897              1,984,939
  SBG (Schweizerische
   Bankgesellschaft) .................             1,678              1,581,415
  SBV (Schweizerischer Bankverein)
   (Namen) ...........................            82,332             16,270,522
  SIG (Schweizerische Industrie
   Gesellschaft Holding AG),
   Neuhausen am Rheinfall ............               840              2,024,252
 *Saurer AG, Arbon  ..................             6,027              2,618,021
  Schindler Holding AG, Hergiswil  ...             1,179              1,177,190
  Schindler Holding AG, Hergiswil
   (Participating) ...................                95                 99,812
  Schweizerische Bankgesellschaft SBG              1,975                378,175
  Schweizerische National
   Versicherungs Gesellschaft, Basel .               981              1,904,781
  Sig Schweizerische Industrie
   Gesellschaft Holding AG ...........             1,233              1,495,119
 *Societe International Pirelli SA,
   Basel .............................             4,100                569,532
  Sulzer AG, Winterthur  .............             9,924              5,712,203
  Sulzer AG, Winterthur
   (Participating) ...................               175                 91,865
 *Swissair Schweizerische Luftverkehr
   AG, Zuerich .......................             6,438              4,891,497
 *Von Roll AG, Gerlafingen  ..........            15,045                262,104
                                                                   -------------
TOTAL COMMON STOCKS
   (Cost $79,719,998) ................                               83,395,402
                                                                   -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs (Cost $605)  ..........                                      590
                                                                   -------------
TOTAL -- SWITZERLAND
   (Cost $79,720,603) ................                               83,395,992
                                                                   -------------
NETHERLANDS -- (4.7%)
COMMON STOCKS -- (4.7%)
  ABN Amro Holding NV  ...............           264,757             17,153,919

                                                 Shares               Value+
                                                --------            ----------
  Akzo Nobel NV  .....................             2,900           $    385,041
  Bijenkorf Beheer KBB NV,
   Amsterdam .........................            10,285                751,688
  DSM NV  ............................            30,500              2,954,466
  Fortis Amev NV  ....................           138,270              4,611,673
  Gist-Brocades NV  ..................            11,712                360,735
  Hollandsche Beton Groep NV  ........             2,952                559,921
  Ing Groep NV  ......................           596,807             20,909,016
  KLM Royal Dutch Airlines NV  .......            75,607              1,951,573
 #Koninklijke Hoogovens NV  ..........            27,500              1,060,760
  Koninklijke KNP BT  ................            86,000              1,960,441
  Nationale Investeringsbank NV
   Series A ..........................             8,074                693,128
  Nedlloyd Groep NV, Rotterdam  ......            17,100                434,443
  Pakhoed NV  ........................            26,728                812,382
  Philips Electronics NV  ............           149,900              6,060,342
  Royal Dutch Petroleum Co., Den Haag                400                 67,471
  Stad Rotterdam  ....................            39,030              1,539,466
  Stork NV  ..........................            25,575                850,028
                                                                   -------------
TOTAL COMMON STOCKS
   (Cost $44,380,116) ................                               63,116,493
                                                                   -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Netherlands Guilder (Cost $11,369)                                     11,250
                                                                   -------------
RIGHTS/WARRANTS -- (0.0%)
 *Stad Rotterdam Rights 01/10/97
   (Cost $0) .........................            39,030                      0
                                                                   -------------
TOTAL -- NETHERLANDS
   (Cost $44,391,485) ................                               63,127,743
                                                                   -------------
HONG KONG -- (4.6%)
COMMON STOCKS -- (4.6%)
  Allied Properties (Hong Kong), Ltd.          1,778,000                280,598
 #Amoy Properties, Ltd.  .............         2,451,000              3,424,203
  CDL Hotels International, Ltd.  ....         1,201,616                617,867
  Century City International
   Holdings, Ltd. ....................         1,482,646                517,838
  Chinese Estates Holdings, Ltd.  ....         1,831,653              2,120,599
  Consolidated Electric Power Asia,
   Ltd. ..............................           420,800                990,694
 *Evergo China Holdings, Ltd.  .......           285,279                 53,878
 #Great Eagle Holdings, Ltd.  ........           447,680              1,858,939
  HKR International, Ltd.  ...........           979,440              1,450,694
  Hang Lung Development Co., Ltd.  ...         1,321,000              2,947,707
 #Hong Kong & Shanghai Hotels, Ltd.  .         1,119,624              2,230,413
  Hopewell Holdings, Ltd.  ...........         4,292,000              2,831,537
  Hysan Development Co., Ltd.  .......         1,007,000              3,849,279
  Lai Sun Development Co., Ltd.  .....           774,800              1,177,660
  Lai Sun Garment (International),
   Ltd. ..............................            71,000                113,887
  Miramar Hotel & Investment Co.,
   Ltd. ..............................           565,000              1,107,270
  New World Development Co., Ltd.  ...         1,240,739              8,386,083
 *Orient Telecom & Technology
   Holdings, Ltd. ....................           117,800                 43,429
  Paliburg Holdings, Ltd.  ...........         1,768,500              1,498,438
  Realty Development Corp., Ltd.
   Series A ..........................           204,000                876,114
 #Regal Hotels International
   Holdings, Ltd. ....................         3,771,816              1,244,180
  Semi-Tech (Global) Co., Ltd.  ......           350,818                610,375
  Sino Hotels (Holdings), Ltd.  ......           543,653                268,996
 #Sino Land Co., Ltd.  ...............         2,585,200              3,293,994
 #Stelux Holdings International, Ltd.            451,552                107,478
  Tai Cheung Holdings, Ltd.  .........           571,000                550,281

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                                  Shares              Value+
                                                ---------           ----------
 #Tsim Sha Tsui Properties, Ltd.  ....          1,224,000           $ 2,216,674
  Wharf Holdings, Ltd.  ..............          2,142,000            11,083,371
  Wheelock and Co., Ltd.  ............          1,975,000             5,799,431
                                                                   -------------
TOTAL COMMON STOCKS
   (Cost $43,619,997) ................                               61,551,907
                                                                   -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $210,371) ...................                                  210,344
                                                                   -------------
RIGHTS/WARRANTS -- (0.0%)
 *Hong Kong & Shanghai Hotels, Ltd.
   Warrants 12/10/98 (Cost $0) .......             86,124                 5,069
                                                                   -------------
TOTAL -- HONG KONG
   (Cost $43,830,368) ................                               61,767,320
                                                                   -------------
AUSTRALIA -- (3.3%)
COMMON STOCKS -- (3.3%)
 #Australia and New Zealand Banking
   Group, Ltd. .......................            521,054             3,426,171
  Australian National Industries,
   Ltd. ..............................            381,934               395,225
 #Boral, Ltd.  .......................            600,440             1,570,462
  Burns, Philp & Co., Ltd.  ..........            249,443               436,981
 #CSR, Ltd.  .........................            508,054             1,664,136
 #Caltex Australia, Ltd.  ............            121,480               439,481
  Coles Myer, Ltd.  ..................             89,760               335,698
 #Commonwealth Bank of Australia  ....            315,795             3,082,584
 #Email, Ltd.  .......................            143,654               412,015
  Energy Resources of Australia, Ltd.
   Series A ..........................             84,525               399,453
  Fosters Brewing Group, Ltd.  .......            853,236             1,592,053
 #Gio Australia Holdings, Ltd.  ......            307,433               841,671
  Goodman Fielder, Ltd.  .............            615,866               782,823
 #Hardie (James) Industries, Ltd.  ...            266,410               753,239
  MIM Holdings, Ltd.  ................            816,440             1,164,167
 #National Australia Bank, Ltd  ......            732,984             9,137,739
  News Corp., Ltd.  ..................          1,011,349             5,389,291
  Pacific Dunlop, Ltd.  ..............            506,319             1,163,392
 #Pacific Magazines and Printing,
   Ltd. ..............................            104,970               290,802
  Pasminco, Ltd.  ....................             75,500               125,496
  Pioneer International, Ltd.  .......            385,982             1,069,298
  Publishing and Broadcasting, Ltd.  .            165,625               780,021
 #Santos, Ltd.  ......................            261,045             1,063,502
  Southcorp Holdings, Ltd.  ..........            237,026               780,243
 #St. George Bank, Ltd.  .............             64,170               448,613
  Stockland Trust Group Units  .......            141,647               376,251
*#TNT, Ltd.  .........................            258,188               509,101
  Weston (George) Foods, Ltd.  .......             37,020               233,771
 #Westpac Banking Corp.  .............            939,489             5,626,416
                                                                   -------------
TOTAL COMMON STOCKS
   (Cost $35,005,388) ................                               44,290,095
                                                                   -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar (Cost $18,094)  ..                                   18,765
                                                                   -------------
TOTAL -- AUSTRALIA
   (Cost $35,023,482) ................                               44,308,860
                                                                   -------------
ITALY -- (3.0%)
COMMON STOCKS -- (2.9%)
 #Banca Commerciale Italiana SpA  ....          2,435,000             4,475,570
 #Banca Toscana  .....................            400,000               737,851
*#Banca di Roma  .....................          4,571,000             4,200,787
  Banco Ambrosiano Veneto SpA  .......            349,000               777,607
*#Banco di Napoli  ...................            335,000               129,814

                                                  Shares              Value+
                                                ---------           ----------
 *CIR SpA (Cie Industriale Riunite),
   Torino ............................            885,000           $   506,132
 *Campart SpA  .......................             27,740                11,023
 #Cartiere Burgo SpA  ................            172,000               824,463
  Cia Assicuratrice Unipol SpA  ......            106,036               332,305
 #Credito Italiano  ..................          3,030,000             3,325,488
 #Fiat SpA  ..........................          2,101,000             6,153,673
 *Finmeccanica SpA  ..................          1,395,000               681,590
 #Ifil Finanziaria Partecipazioni
   SpA, Torino .......................            499,000             1,468,132
 #Istituto Bancario San Paolo Torino
   SpA ...............................            567,000             3,561,322
 #Istituto Mobiliare Italiano IMI SpA             222,500             1,873,413
 #Italcementi Fabbriche Riunite
   Cemento SpA, Bergamo ..............            222,000             1,299,709
 #Italmobiliare SpA, Milano  .........             14,330               225,964
 #Magneti Marelli SpA  ...............            500,000               580,165
  Milano Assicurazioni SpA  ..........             49,520               139,147
 *Olivetti (Ing C & C) SpA, Ivrea  ...          1,364,414               480,815
  Pirelli SpA  .......................            447,000               818,638
 #Telecom Italia SpA  ................          2,290,000             5,405,157
 #Toro Assicurazioni Cia Anonima
   d'Assicurazione di Torino SpA .....             82,500             1,161,818
                                                                   -------------
TOTAL COMMON STOCKS
   (Cost $40,146,822) ................                               39,170,583
                                                                   -------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Italian Lira (Cost $867,013)  ......                                  860,093
                                                                   -------------
RIGHTS/WARRANTS -- (0.0%)
 *Unipol SpA Warrants 12/31/99
   (Cost $44,553) ....................             30,296                 9,715
                                                                   -------------
TOTAL -- ITALY (Cost $41,058,388)  ...                               40,040,391
                                                                   -------------
SWEDEN -- (2.6%)
COMMON STOCKS -- (2.6%)
 *Celsius Industrier AB Series B  ....             24,200               319,014
 *Diligentia AB  .....................             50,770               812,955
  Electrolux AB Series B  ............              8,900               521,658
  Foereningsbanken AB Series A  ......            187,200               878,350
  Gullspangs Kraft AB Series B  ......             10,700               176,912
  Kinnevik Industrifoervaltnings AB
   Series A ..........................              3,200                86,751
  Kinnevik Industrifoervaltnings AB
   Series B ..........................             11,500               322,038
  Marieberg Tidnings AB Series A  ....             24,000               622,030
  Mo Och Domsjoe AB Series A  ........              2,000                54,517
  Mo Och Domsjoe AB Series B  ........             59,400             1,623,579
  NCC AB Series A  ...................             45,400               628,912
  NCC AB Series B  ...................             69,900               999,538
 *Naeckebro AB  ......................             21,630               389,846
  SSAB Swedish Steel Series A  .......             90,200             1,477,918
  SSAB Swedish Steel Series B  .......             33,300               543,137
  Skandinaviska Enskilda Banken
   Series A ..........................            496,200             4,619,424
  Skandinaviska Enskilda Banken
   Series C ..........................             23,700               202,987
  Stadshypotek AB Series A  ..........             15,200               452,819
  Stora Kopparbergs Bergslags AB
   Series A ..........................            259,100             3,550,637
  Stora Kopparbergs Bergslags AB
   Series B ..........................             57,600               780,755
  Svenka Cellulosa AB Series B  ......            161,400             3,461,920
  Svenska Cellulosa AB Series A  .....             57,000             1,226,856
  Svenska Handelsbanken Series A  ....            200,300             5,489,715
  Svenska Handelsbanken Series B  ....             20,000               527,296

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                                  Shares              Value+
                                                ---------           ----------
  Svenska Kullagerfabriken AB
   Series A ..........................             14,600           $   303,374
  Svenska Kullagerfabriken AB
   Series B ..........................              5,500               116,742
  Sydkraft AB Series C  ..............              8,800               174,335
  Trelleborg AB Series B  ............            101,400             1,329,143
  Trelleborg AB Series C  ............              5,000                70,008
  Volvo AB Series A  .................             51,600             1,129,843
  Volvo AB Series B  .................            104,400             2,293,737
                                                                   -------------
TOTAL COMMON STOCKS
   (Cost $25,851,387) ................                               35,186,746
                                                                   -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona (Cost $35,454)  ......                                   35,646
                                                                   -------------
TOTAL -- SWEDEN
   (Cost $25,886,841) ................                               35,222,392
                                                                   -------------
SPAIN -- (2.3%)
COMMON STOCKS -- (2.3%)
  Autopistas del Mare Nostrum SA  ....             43,300               668,468
  Banco Central Hispanoamericano SA  .            110,500             2,750,772
  Banco Pastor SA  ...................              5,700               334,388
  Dragados y Construcciones SA  ......             37,289               518,103
  Ebro Agricolas Compania de
   Alimentacion SA ...................             38,300               532,150
  Fabricacion de Automoviles Renault
   de Espana SA ......................              9,146               180,025
  Fuerzas Electricas de Cataluna SA
   Series A ..........................            140,700             1,124,080
  GESA (Gas y Electricidad SA)  ......              8,900               501,505
  Iberdrola SA  ......................            626,700             7,232,084
  Metrovacesa (Inmobiliaria
   Metropolitana Vasco Central) ......             11,000               395,677
  Sevillana de Electricidad  .........            200,600             1,881,351
 #Telefonica de Espana SA  ...........            577,700            12,664,361
  Union Electrica Fenosa SA  .........            195,500             1,472,852
  Uralita SA  ........................             24,500               181,552
  Vallehermoso SA  ...................             27,900               580,398
                                                                   -------------
TOTAL COMMON STOCKS
   (Cost $21,435,506) ................                               31,017,766
                                                                   -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Spanish Peseta (Cost $34,291)  .....                                   33,406
                                                                   -------------
TOTAL -- SPAIN (Cost $21,469,797)  ...                               31,051,172
                                                                   -------------
SINGAPORE -- (1.4%)
COMMON STOCKS -- (1.4%)
 *Creative Technology, Ltd.  .........            138,650               825,180
  First Capital Corp., Ltd.  .........            444,000             1,265,859
  Hotel Properties, Ltd.  ............            716,000             1,183,977
  Industrial & Commercial Bank, Ltd.               13,000                47,719
  Natsteel, Ltd.  ....................            595,000             1,238,346
  Neptune Orient Lines, Ltd.  ........          1,329,000             1,146,180
  Shangri-La Hotel, Ltd.  ............            242,000               862,438
  Singapore Airlines, Ltd. (Foreign)               40,000               376,336
  Singapore Land, Ltd.  ..............            632,000             3,626,230
  Straits Steamship Land, Ltd.  ......            750,000             2,394,868
  Straits Trading Co., Ltd.  .........            552,000             1,353,443
  Tuan Sing Holdings, Ltd.  ..........          1,179,000               441,180
  United Industrial Corp., Ltd.  .....          2,487,000             2,127,156
  United Overseas Land, Ltd.  ........            936,000             1,481,055
                                                                   -------------
TOTAL COMMON STOCKS
   (Cost $19,255,421) ................                               18,369,967
                                                                   -------------

                                                  Shares              Value+
                                                 ---------          ----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars (Cost $51,346)  ..                              $    51,539
                                                                   -------------
TOTAL -- SINGAPORE
   (Cost $19,306,767) ................                               18,421,506
                                                                   -------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
 #Banque Bruxelles Lambert  ..........             15,400             3,249,274
  Banque Bruxelles Lambert
   (Precompte Reduit) ................                128                26,886
  CMB (Cie Martime Belge)  ...........              7,500               569,725
  Cofinimmo SA  ......................              4,150               466,646
  Electrafina SA  ....................              8,000               740,366
  Generale de Banque SA  .............                630                   338
  Generale de Banque SA  .............              6,930             2,462,492
  Glaverbel SA  ......................              7,022               827,292
  Glaverbel SA VVPR  .................                 22                     1
  Groupe Bruxelles Lambert SA,
   Bruxelles .........................              6,300               799,937
  Nationale a Portefeuille  ..........              4,700               287,997
  Powerfin SA  .......................             10,150             1,602,969
  Societe Generale de Belgique SA  ...             19,080             1,449,381
  Sofina SA  .........................                500               292,956
  Solvay SA  .........................              3,500             2,147,426
 *Union Miniere SA  ..................             20,400             1,388,566
                                                                   -------------
TOTAL COMMON STOCKS
   (Cost $14,401,716) ................                               16,312,252
                                                                   -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Belgian Francs (Cost $452,499)  ....                                  446,307
                                                                   -------------
TOTAL -- BELGIUM
   (Cost $14,854,215) ................                               16,758,559
                                                                   -------------
                                                   Face
                                                  Amount
                                                -----------
                                                   (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
  Repurchase Agreement, PNC
   Securities Corp. 5.45%, 12/02/96
   (Collateralized by U.S. Treasury
   Bills 4.93%, 01/16/97)
   (Cost $15,310,000) ................            $15,310            15,310,000
                                                                   -------------
TOTAL INVESTMENTS -- (99.7%) (Cost
   $1,251,413,549) ...................                            1,353,115,333
                                                                  --------------
OTHER ASSETS AND LIABILITIES --
   (0.3%)
Other Assets  ........................                                7,078,597
Payable for Investment Securities
   Purchased .........................                               (2,984,540)
Other Liabilities  ...................                                 (357,664)
                                                                  --------------
                                                                      3,736,393
                                                                  --------------
NET ASSETS -- (100.0%) Applicable to
   115,124,686 Outstanding $.01 Par
   Value Shares (Unlimited Number of
   Shares Authorized) ................                           $1,356,851,726
                                                                 ===============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE ........                           $        11.79
                                                                 ===============

----------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

                 See accompanying Notes to Financial Statements

                           STATEMENT OF NET ASSETS
                         THE EMERGING MARKETS SERIES
                              NOVEMBER 30, 1996

                                                   Shares               Value+
                                                 ---------            ---------
INDONESIA - (11.2%)
COMMON STOCKS - (11.2%)
 PT Andayani Megah (Foreign)  .........             35,000           $   14,932
 PT Asahimas Flat Glass Co., Ltd.
  (Foreign) ...........................             75,000               50,395
 PT Astra International (Foreign)  ....            234,000              588,993
 PT Bakrie & Brothers (Foreign)  ......            258,500              402,528
 PT Bank Dagang Nasional Indonesia
  (Foreign) ...........................            246,000              244,006
 PT Bank Danamon (Foreign)  ...........            560,500              538,023
 PT Bank International Indonesia
  (Foreign) ...........................            412,800              383,038
 PT Bank Niaga (Foreign)  .............             52,000              122,014
 PT Barito Pacific Timber (Foreign)  ..            672,000              437,201
 PT Bimantara Citra (Foreign)  ........            393,000              540,710
*PT Charoen Pokphand Indonesia
  (Foreign) ...........................             38,000               43,366
 PT Ciputra Development (Foreign)  ....            132,000              112,628
 PT Citra Marga Nusaphala Persada
  (Foreign) ...........................            214,000              180,311
 PT Dankos Laboratories (Foreign)  ....             21,000               15,678
 PT Duta Pertiwi (Foreign)  ...........             50,000               43,195
 PT Gadjah Tunggal (Foreign)  .........            298,000              127,133
 PT Hanjaya Mandala Sampoerna  ........            356,500            1,817,481
 PT Hero Supermarket (Foreign)  .......             78,000               57,402
 PT Indah Kiat Pulp & Paper Corp.
  (Foreign) ...........................            458,500              332,530
 PT Indocement Tunggal Prakarsa
  (Foreign) ...........................            518,000              834,236
*PT Indocement Tunggal Prakarsa
  (Foreign) ...........................            103,000              165,881
 PT Indofood Sukses Makmur
  (Foreign) ...........................            328,000              685,666
 PT Indorama Synthetics  ..............            264,030              473,091
 PT Indosat (Foreign)  ................            373,500            1,031,746
 PT Inti Indorayon Utama (Foreign)  ...            257,000              194,614
 PT Jakarta International Hotel and
  Development (Foreign) ...............            362,500              243,574
 PT Japfa Comfeed Indonesia
  (Foreign) ...........................             29,000               20,414
 PT Jaya Real Property (Foreign)  .....            100,000              127,986
 PT Kabelmetal Indonesia (Foreign)  ...             53,000               22,611
 PT Kalbe Farma  ......................            150,000              175,981
 PT Kawasan Industri Jababeka
  (Foreign) ...........................            195,250              249,893
 PT Lippo Bank (Foreign)  .............            214,000              340,081
 PT Lippo Land Development  ...........             87,000              193,003
 PT Matahari Putra Prima (Foreign)  ...            136,000              153,754
 PT Mayora Indah (Foreign)  ...........            288,720              132,412
 PT Modern Photo Film Co. (Foreign)  ..             77,000              192,993
 PT Mulia Industrindo (Foreign)  ......            425,340              444,575
 PT Pabrik Kertas Tjiwi Kimia
  (Foreign) ...........................            106,860              103,145
 PT Pakuwon Jati (Foreign)  ...........            312,000              113,140
 PT Panasia Indosyntec (Foreign)  .....            103,600               25,414
 PT Perusahaan Rokok TPAJ Gudang Garam
  (Foreign) ...........................            282,000            1,200,064
 PT Polysindo Eka Perkasa (Foreign)  ..            481,000              256,506
 PT Semen Cibinong (Foreign)  .........             33,000               84,471

                                                    Shares              Value+
                                                 ----------           ---------
 PT Semen Gresik (Foreign)  ...........             213,500            $651,248
 PT Summarecon Agung (Foreign)  .......              85,280              26,377
 PT Tambang Timah (Persero)
  (Foreign) ...........................             252,000             397,782
 PT Telekomunikasi Indonesia
  (Persero) (Foreign) .................           2,064,500           3,413,070
 PT Tempo Scan Pacific (Foreign)  .....              19,500              30,365
 PT Tigaraksa Satria (Foreign)  .......              25,200              38,031
 PT Unggul Indah Corp. (Foreign)  .....              55,000              64,233
 PT United Tractors (Foreign)  ........              15,000              31,997
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost $17,452,683) ..................                              18,169,918
                                                                    ------------
RIGHTS/WARRANTS - (0.0%)
*PT Bank Niaga (Foreign) Rights
  12/16/96 ............................              10,400               5,768
                                                                    ------------
TOTAL - INDONESIA
  (Cost $17,452,683) ..................                              18,175,686
                                                                    ------------
MALAYSIA - (11.0%)
COMMON STOCKS - (9.8%)
 AMMB Holdings Berhad  ................              45,400             361,187
 AMMB Holdings Berhad 7.5%
  Unsecured Loan Stock 1999 ...........               2,000               1,441
 Amsteel Corp. Berhad  ................              96,000              69,915
 Aokam Perdana Berhad  ................              10,000              12,982
 Asiatic Development Berhad  ..........              62,000              54,969
 Berjaya Leisure Berhad  ..............              10,000              12,587
 Commerce Asset Holding Berhad  .......              28,000             213,893
 DCB Holdings Berhad  .................              82,000             280,744
 Edaran Otomobil Nasional Berhad  .....              26,000             256,244
 Ekran Berhad  ........................              21,000              90,600
*Faber Group Berhad  ..................             169,600             174,534
 Genting Berhad  ......................              80,000             569,958
 Golden Hope Plantations Berhad  ......             115,000             200,277
 Guiness Anchor Berhad  ...............              21,000              51,534
 Hicom Holdings Berhad  ...............             118,000             340,946
 Highlands and Lowlands Berhad  .......              43,000              74,205
 Hong Leong Credit Berhad  ............              30,000             185,236
 Hong Leong Industries Berhad  ........               7,000              23,827
*Hong Leong Industries Berhad
  Issue 96 ............................               2,800               9,453
 Hume Industries (Malaysia) Berhad  ...              28,000             182,862
 Jaya Tiasa Holdings Berhad  ..........              26,000             144,073
 Kamunting Corp. Berhad  ..............              40,000              29,923
 Kedah Cement Holdings Berhad  ........              37,000              70,295
 Kuala Lumpur Kepong Berhad  ..........              81,500             196,774
 Land - General Berhad  ...............              35,000              85,197
 Leader Universal Holdings Berhad  ....              36,000              81,219
*Lingui Development Berhad  ...........              37,000              69,416
 Lion Land Berhad  ....................               1,000               1,001
 Magnum Corp. Berhad  .................             171,500             339,402
 Malakoff Berhad  .....................              16,000              72,828
 Malayan Banking Berhad  ..............             100,000             989,511
 Malayan Cement Berhad  ...............              19,000              44,370
 Malayan United Industries Berhad  ....              50,000              37,404
 Malaysia Mining Corp. Berhad  ........              40,000              45,755
 Malaysian Airlines System  ...........              88,000             228,142
 Malaysian Helicopter Services
  Berhad ..............................              53,000              65,031
 Malaysian International Shipping
  Corp. (Foreign) .....................              85,666             271,256

THE EMERGING MARKETS SERIES
CONTINUED

                                                    Shares              Value+
                                                 -----------          ---------
 Malaysian Oxygen Berhad  .............                7,000        $    35,741
*Malaysian Resources Corp. Berhad  ....               37,000            162,557
 Multi-Purpose Holdings Berhad  .......               86,000            166,792
 Nestle (Malaysia) Berhad  ............               26,000            203,760
 New Straits Times Press (Malaysia)
  Berhad ..............................               17,000             96,220
 Nylex (Malaysia) Berhad  .............               12,000             27,311
 Oriental Holdings Berhad  ............               16,800            118,361
 Perlis Plantations Berhad  ...........               27,500             80,546
 Perusahaan Otomobil Nasional
  Berhad ..............................               62,000            392,638
 Petronas Gas Berhad  .................              113,000            460,677
 Public Bank Berhad (Foreign)  ........               10,666             22,797
 RJ Reynolds Berhad  ..................               13,000             34,732
 Rashid Hussain Berhad  ...............               23,000            143,835
*Renong Berhad  .......................              281,000            518,290
 Resorts World Berhad  ................              125,000            628,340
 Rothmans of Pall Mall Malaysia
  Berhad ..............................               32,000            335,642
 Sarawak Enterprise Corp. Berhad  .....              136,000            237,926
 Shell Refining Co. Federation of
  Malaysia Berhad .....................               25,000             74,213
 Sime Darby Berhad (Malaysia)  ........              266,800            997,926
 Sime UEP Properties Berhad  ..........               21,000             53,196
*Sri Hartamas Corp. Berhad  ...........               65,000             44,765
 Tan Chong Motor Holdings Berhad  .....               57,000            101,975
*Technology Resources (Industries)
  Berhad ..............................               86,000            175,302
 Telekom Malaysia Berhad  .............              229,000          2,084,702
 Tenaga Nasional Berhad  ..............              326,000          1,483,872
 UMW Holdings Berhad  .................               14,800             70,295
 United Engineers (Malaysia) Berhad  ..               86,198            781,292
 YTL Corp. Berhad  ....................               64,500            347,200
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost $14,415,065) ..................                              15,819,894
                                                                    ------------
INVESTMENT IN CURRENCY - (1.2%)
*Malaysian Ringetts
  (Cost $2,003,082) ...................                               1,997,111
                                                                    ------------
RIGHTS/WARRANTS - (0.0%)
*Hong Leong Industries Berhad Rights
  12/17/96 ............................                1,400              1,441
*Hong Leong Industries Berhad Rights
  12/17/96 ............................                1,750                  0
*Multi-Purpose Holdings Berhad Rights
  12/19/96 ............................               53,000                  0
                                                                    ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0) ...........................                                   1,441
                                                                    ------------
TOTAL - MALAYSIA
  (Cost $16,418,147) ..................                              17,818,446
                                                                    ------------
TURKEY - (10.7%)
COMMON STOCKS - (10.7%)
 Akbank  ..............................           16,058,250          1,805,180
*Akcansa Cimento Sanayi ve Ticaret SA              1,292,130            116,203
 Aksa  ................................            3,136,091            429,182
 Aksigorta A.S.  ......................            3,744,000            102,475
 Alarko Holding  ......................            1,163,620            190,524
 Alarko Sanayii ve Ticaret A.S.  ......              656,000             96,188
 Arcelik A.S.  ........................            6,852,736            643,072
 Aygaz  ...............................            1,946,480            261,624
 Bekoteknik Sanayi A.S.  ..............            1,915,927            164,811

                                                    Shares              Value+
                                                 -----------          ---------
 Bossa Ticaret ve Sanayi Isletmeleri
  A.S. ................................            1,725,000        $   145,015
 Brisa Bridgestone Sanbanci Lastik San
  & Tic A.S. ..........................            1,116,000            490,909
 CIMSA A.S. (Cimento Sanayi ve
  Ticaret) ............................              985,000             80,880
 Cimentas A.S.  .......................              414,813             46,631
 Cukurova Elektrik A.S.  ..............              518,000            519,013
 Dogan Sirketler Grubu Holdings A.S.  .            6,314,700            117,282
 Doktas  ..............................               54,400              4,626
*EGE Biracilik ve Malt Sanayii A.S.  ..            1,619,040            419,399
*Eczacibasi Ilac  .....................            2,130,940            110,401
 Enka Holding  ........................              324,998            117,546
 Erciyas Biracilik  ...................            3,127,160            366,822
 Eregli Demir ve Celik Fabrikalari
  Turk A.S. ...........................            6,353,000            900,474
 Es Kisehir Bankasi ESBANK  ...........            6,870,000             67,827
*Es Kisehir Bankasi ESBANK Issue 96  ..            1,144,999              9,635
 Good Year Lastikleri A.S.  ...........              586,000            260,635
 Guney Biracilik  .....................              772,800             56,657
 Hurriyet Gazette  ....................            1,382,000             70,248
*Ihlas Holding  .......................            1,951,650            281,396
*Izmir Demir Celik  ...................            4,092,600             32,805
 Kartonsan  ...........................            1,134,000            105,308
 Koc Holding A.S.  ....................            9,959,999          2,044,575
 Kordsa Kord Bezi Sanayi ve Ticaret
  A.S. ................................              434,000            159,091
 Migros Turk A.S.  ....................              548,700            536,364
 Netas Northern Electric
  Telekomunikasyon A.S. ...............            1,254,000            266,613
 Otosan Otomobil A.S.  ................            1,389,000            570,264
 Peg Profilo A.S.  ....................            3,145,860            236,785
*Raks Elektroniks A.S.  ...............              307,000             64,521
 Sarkuysan Elektrolitik Bakir Sanayi
  A.S. ................................              794,000             56,659
 Tat Konserve  ........................              900,998            129,909
 Teletas  .............................              700,000             58,162
 Tofas Turk Otomobil Fabrikasi A.S.  ..            8,894,250            330,383
 Trakya Cam Sanayii A.S.  .............            8,084,792            434,666
 Tuborg Bira ve Malt Sanayi A.S.  .....              195,000              8,482
 Turcas Petrolculuk A.S.  .............            1,982,955            143,440
 Turk Demir Dokum  ....................            1,513,496            122,796
 Turk Siemens Kablo ve Elektrik
  Sanayi A.S. .........................              399,000             96,532
*Turk Sise Cam  .......................            5,523,886            620,965
 Turkiye Garanti Bankasi A.S.  ........           17,966,000            913,228
 Turkiye Is Bankasi A.S. Series C  ....            9,970,200          1,803,015
 USAS (Ucak Servisi A.S.)  ............               59,500            133,773
 Yapi ve Kredi Bankasi A.S.  ..........           26,301,274            668,459
                                                                    ------------
TOTAL - TURKEY
  (Cost $15,680,983) ..................                              17,411,450
                                                                    ------------
ARGENTINA - (10.1%)
COMMON STOCKS - (10.1%)
*Acindar Industria Argentina de Aceros
  SA Series A .........................              164,000            213,292
*Alpargatas SA Industrial y Comercial                150,000            114,799
 Astra Cia Argentina de Petroleos SA  .              170,670            317,583
 Bagley y Cia, Ltd. SA Series B  ......              106,228            228,488
 Banco Frances del Rio de la Plata SA                 70,850            705,261
 Banco de Galicia y Buenos Aires SA
  Series A ............................              140,199            767,218
*Banco del Sud Sociedad Anonima Series
  B ...................................               29,000            319,137

THE EMERGING MARKETS SERIES
CONTINUED

                                                    Shares              Value+
                                                 ----------           ---------
 Buenos Aires Embotelladora SA
  Series B ............................                 100         $    26,011
*CIADEA SA  ...........................              63,799             278,921
 Capex SA Series A  ...................              18,000             142,261
*Celulosa Argentina SA Series B  ......             300,000              82,836
 Central Costanera SA Series B  .......              20,000              64,228
 Central Puerto SA Series B  ..........              16,000              48,021
*Corcemar Corporacion Cementera
  Argentina SA Series B ...............              19,226              91,363
*Indupa SA Industrial y Comercial  ....             387,000             211,393
*Industrias Petroq Koppers  ...........              28,000             109,247
 Irsa Inversiones y Representaciones
  SA ..................................              73,979             228,693
 Juan Minetti SA  .....................              74,265             263,754
 Ledesma SA  ..........................             134,000             164,891
 Metrogas SA Series B  ................             363,000             332,288
 Molinos Rio de la Plata SA Series B  .             103,387             344,427
 Naviera Perez Companc SA
  Series B ............................             379,002           2,601,072
 Nobleza-Piccardo Sdad Industrial
  Comercial y Financiera Pica .........              25,542             106,045
*Sevel Argentina SA Series C  .........              79,034             209,529
*Siderar SAIC Series A  ...............              21,280              57,906
 Siderca SA Series A  .................             532,000             880,839
*Sociedad Comercial del Plata  ........             113,000             278,100
 Telecom Argentina Stet-France SA
  Series B ............................             317,000           1,249,517
 Telefonica de Argentina SA Series B  .             738,000           1,901,168
 Transportadora de Gas del Sur SA
  Series B ............................             398,000             995,428
 YPF Sociedad Anonima Yacimientos
  Petroliferos Fiscales Series D ......             130,000           3,043,309
                                                                   ------------
TOTAL - ARGENTINA
  (Cost $14,491,117) ..................                              16,377,025
                                                                   ------------
PHILIPPINES - (9.7%)
COMMON STOCKS - (9.7%)
*Aboitiz Equity Ventures, Inc.  .......           2,376,400             244,114
 Ayala Land, Inc. Series B  ...........           1,329,000           1,441,048
 Bacnotan Consolidated Industries,
  Inc. ................................              47,450             180,528
*Belle Corp.  .........................           1,111,000             295,883
 C & P Homes, Inc.  ...................           1,963,500             971,142
*Centennial City, Inc.  ...............           3,285,000             549,916
*DMCI Holdings, Inc.  .................             564,000             386,243
 Far East Bank and Trust Co.
  (Foreign) ...........................             142,200             505,848
 Far East Bank and Trust Co., Ltd.  ...              25,800              91,778
 Fil-Estate Land, Inc.  ...............             506,000             481,281
*Filinvest Land, Inc.  ................           1,693,000             599,030
 Guoco Holdings (Philippines), Inc.  ..           1,080,000             250,647
*International Container Terminal
  Services, Inc. ......................             314,000             241,915
*Ionics Circuits, Inc.  ...............             154,600             111,756
 La Tondena Distillers, Inc.  .........             179,000             371,157
*Megaworld Properties & Holdings, Inc.              930,000             362,673
 Metro Pacific Corp.  .................           1,481,000             388,788
 Metropolitan Bank & Trust Co.  .......              80,480           1,867,783
*Mondragon International Philippines,
  Inc. ................................             340,700             165,269
 Petron Corp.  ........................           3,515,000           1,136,718
 Philippine Long Distance Telephone
  Co. .................................              24,430           1,426,725
*Philippine National Bank  ............              49,000             610,543
*Philippine Savings Bank  .............             100,000             207,350

                                                    Shares              Value+
                                                 ----------           ---------
*Pilipino Telephone Corp.  ............             488,500         $   427,465
 RFM Corp.  ...........................             974,000             181,578
*Republic Glass Holding Corp.  ........             265,000              53,436
*Robinson's Land Corp. Series B  ......           1,132,000             211,033
 SM Prime Holdings, Inc.  .............           3,715,000             890,447
*Security Bank Corp.  .................              87,000             148,950
*Southeast Asia Cement Holdings, Inc.             2,398,780             255,539
*Union Bank of the Philippines  .......             283,200             307,077
 Universal Robina Corp.  ..............             748,000             369,959
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $17,106,729) ..................                              15,733,619
                                                                   ------------
RIGHTS/WARRANTS - (0.0%)
*Security Bank Corp. Rights 12/19/96  .              34,800              26,480
                                                                   ------------
TOTAL PHILIPPINES
  (Cost $17,106,729) ..................                              15,760,099
                                                                   ------------
PORTUGAL - (9.6%)
COMMON STOCKS - (9.5%)
 BCP (Banco Comercial Portugues SA)  ..             157,439           2,051,170
 Banco Espirito Santo e Commercial de
  Lisboa ..............................             101,900           1,765,523
 Banco Pinto & Sotto Mayor SA  ........             129,900             878,834
 Banco Totta & Acores SA  .............              53,700             946,324
 Banco de Fomento e Extenor SA  .......              29,400             488,737
 Cimpor Cimentos de Portugal SA  ......              28,685             599,760
*Companhia de Seguros Mundial
  Confianca SA ........................              52,000             498,892
 Companhia de Seguros
  Tranquilidade SA ....................              20,600             435,361
 Compania Geral de Credito Predial
  Portugues SA ........................               1,500              14,333
*Compania Geral de Credito Predial
  Portugues SA Issue 96 ...............                 180              1,616
 Corticeira Amorim Sociedad Gestora
  Participacoes Sociais SA ............              15,200             166,495
*EFACEC (Empresa Fabril de Maquinas
  Electricas) .........................              13,200             107,080
 Engil Sociedade Gestora de
  Participacoes Sociais SA ............              16,500             177,332
*Filmes Lusomundo SA  .................               8,300              90,380
 Jeronimo Martins (Estabelecimentos
  Jeronimo Martins & Filho
  Administracao e Participacoes
  Financeiros SA) .....................              16,100           1,480,328
*Lusotur Sociedad Financeira de
  Turismo SA ..........................               5,500              81,579
 Mague-Gestao e Participacoes SA  .....               4,800             105,155
 Modelo Continente SGPS SA  ...........              37,300           1,213,452
 Portucel Industrial Empresa
  Produtora de Celulose SA ............              42,600             249,506
 Portugal Telecom SA  .................              60,428           1,604,145
 Salvador Caetano Industrias
  Metalurgicas e Veiculos de Transporte
  SA ..................................               9,064             170,826
 Sociedad Construcoes Soares da Costa
  SA ..................................               9,730              89,965
 Sociedade de Investimento e Gestao
  SGPS SA .............................              23,500             363,402
*Sonae Industria-Sociedade Gestora de
  Participacoes Sociais SA ............              13,800             114,259
 Sonae Investimentos Sociedade Gestora
  de Participacoes Sociais SA .........              46,500           1,392,603

THE EMERGING MARKETS SERIES
CONTINUED

                                                    Shares             Value+
                                                 ----------         -----------
 Uniceruniao Cervejeira SA  ...........              22,700         $   384,964
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost $13,671,481) ..................                              15,472,021
                                                                    ------------
INVESTMENT IN CURRENCY - (0.1%)
*Portuguese Escudos
  (Cost $186,649) .....................                                 185,867
                                                                    ------------
RIGHTS/WARRANTS - (0.0%)
*EFACEC (Empresa Fabril de Maquinas
  Electricas) Rights 12/05/96 .........              13,200                  85
*EFACEC (Empresa Fabril de Maquinas
  Electricas) Rights 12/21/96 .........              13,200              35,126
                                                                    ------------
TOTAL RIGHTS/WARRANTS
  (Cost $32,771) ......................                                  35,211
                                                                    ------------
TOTAL - PORTUGAL
  (Cost $13,890,901) ..................                              15,693,099
                                                                    ------------
ISRAEL - (9.6%)
COMMON STOCKS - (9.6%)
*Africa-Israel Investments, Ltd.  .....                 284             361,345
*Africa-Israel Investments, Ltd.  .....                 155             184,157
 Agis Industries (1983), Ltd.  ........              21,736             162,808
 American Israeli Paper Mills, Ltd.  ..               3,291             120,340
 Bank Hapoalim B.M.  ..................           1,082,174           1,592,557
 Bank Leumi Le-Israel  ................           1,244,374           1,559,816
 Bezek, Ltd.  .........................             635,246           1,543,764
*Blue Square Chain Stores Properties
  Investment ..........................              17,894             137,604
 CLAL Electronics Industries, Ltd.  ...               3,262             274,928
 CLAL Industries, Ltd.  ...............             122,865             523,561
 CLAL Insurance, Ltd.  ................              34,785             214,701
 CLAL Israel, Ltd.  ...................              26,920             621,288
 Delek Israel Fuel Corp., Ltd.
  Series C ............................               7,802             187,517
 Elbit, Ltd.  .........................               5,196             217,760
 Elite Industries, Ltd.  ..............              13,500              60,762
 Elron Electronic Industries, Ltd.  ...               5,350             192,326
 First International Bank of Israel  ..               2,433             275,509
 IDB Bankholding Corp., Ltd.  .........             164,307             606,264
 IDB Development Corp., Ltd.
  Series A ............................              39,687             679,760
*Israel Chemicals, Ltd.  ..............           1,054,000             916,409
 Koor Industries, Ltd.  ...............              12,116           1,048,299
*Makhteshim Chemical Works, Ltd.  .....              46,900             285,587
*Matav Cable Israel  ..................              19,027             167,770
 Osem Investment, Ltd.  ...............              62,780             348,724
 Property and Building Corp., Ltd.  ...               3,099             158,754
 Super-Sol, Ltd. Series B  ............              15,160             371,257
 Tadiran, Ltd.  .......................             107,303             456,587
 Tambour  .............................              26,898              51,401
 Teva Pharmaceutical Industries, Ltd.                 4,865           2,230,869
                                                                    ------------
TOTAL - ISRAEL (Cost $15,768,116)  ....                              15,552,424
                                                                    ------------
MEXICO - (9.3%)
COMMON STOCKS - (9.3%)
*Altos Hornos de Mexico S.A.  .........              85,000             187,500
 Apasco S.A. de C.V.  .................              61,000             405,223
 CEMEX (Cementos de Mexico S.A. de
  C.V.) Series B ......................             219,000             792,653
*Carso Global Telecom S.A. de C.V.
  Telecom Series A1 ...................             192,000             438,134
*Cifra S.A. de C.V. Series C  .........             649,000             891,881

                                                    Shares              Value+
                                                 -----------          ---------
*Controladora Comercial Mexicana S.A.
  de C.V. Series B ....................              175,000        $   158,405
*Desc S.A. de C.V. Series B  ..........               58,000            319,853
*Desc S.A. de C.V. Series C  ..........                  625              3,399
 El Puerto de Liverpool S.A.
  Series C1 ...........................              295,500            228,518
*Empresas ICA Sociedad
  Controladora S.A. de C.V. ...........               33,000            468,978
 Empresas la Moderna S.A. de C.V.
  Series A ............................              120,000            557,556
 Fomento Economico Mexicano S.A. de
  C.V. Series B .......................              119,000            405,819
*Gruma S.A. de C.V. Series B  .........               59,281            326,917
 Grupo Carso S.A. de C.V.
  Series A-1 ..........................              203,000          1,031,985
 Grupo Celanese S.A. Series B-1  ......              120,000            184,077
*Grupo Financiero Banamex Accival S.A.
  de C.V. Series B ....................              336,000            662,799
*Grupo Financiero Banamex Accival S.A.
  de C.V. Series L ....................               13,187             23,940
*Grupo Financiero Bancomer S.A. de
  C.V. Series B .......................              817,380            328,486
*Grupo Financiero Bancomer S.A. de
  C.V. Series L .......................                7,792              2,558
*Grupo Financiero GBM Atlantico S.A.
  de C.V. Series B ....................               30,000             19,777
 Grupo Financiero Inbursa S.A. de C.V.
  Series B ............................              169,699            539,990
*Grupo Financiero Invermexico S.A. de
  C.V. Series B .......................              542,811             46,794
*Grupo Financiero Invermexico S.A. de
  C.V. Series L .......................                  500                 42
*Grupo Financiero Serfin S.A. de C.V.
  Series B ............................              715,102            308,234
*Grupo Gigante S.A. Series B  .........              341,400             97,815
 Grupo Industrial Alfa S.A. Series A  .              138,290            615,362
 Grupo Industrial Bimbo S.A. de C.V.
  Series A ............................               98,000            558,456
*Grupo Mexico S.A. de C.V. Series B  ..              127,000            412,170
 Grupo Modelo S.A. de C.V.
  - Series C ..........................               36,000            201,040
*Grupo Televisa S.A. (Certificate
  Representing Series A, Series D,
  + Series L) .........................               50,000            678,245
 Hylsamex S.A. de C.V. Series B  ......               54,000            207,429
 Industrias Penoles S.A. de C.V.  .....               91,000            327,060
 Kimberly Clark de Mexico S.A. de C.V.
  Series A ............................               45,000            873,986
*Seguros Comercial America S.A. de
  C.V. Series B .......................              630,000            189,288
 Telefonos de Mexico S.A. Series A  ...               50,000             76,318
 Telefonos de Mexico S.A. Series L  ...            1,420,000          2,167,447
*Tolmex S.A. de C.V. Series B-2  ......               16,000             56,795
 Vitro S.A.  ..........................              121,600            223,529
                                                                    ------------
TOTAL - MEXICO
  (Cost $14,648,332) ..................                              15,018,458
                                                                    ------------
BRAZIL - (8.8%)
COMMON STOCKS - (3.5%)
 Acos Especiais Itabira-Acesita Aces  .           25,963,524             54,044
 Antarctica Paulista I.B.B.C. Anta  ...                2,000            183,948
 Banco Bamerindus do Brazil SA  .......                2,400             39,500
 Banco Bradesco SA  ...................          109,319,164            746,152
*Banco do Estado de Sao Paulo SA  .....            5,100,000             29,625
 Embraco SA  ..........................              130,000             70,481

THE EMERGING MARKETS SERIES
CONTINUED

                                                    Shares              Value+
                                                 -----------          ---------
 Lojas Americanas SA  .................           10,520,000        $   137,496
*Mannesmann SA  .......................              149,000             21,217
 Petroquimica do Sul  .................            3,160,000            147,766
 Siderurgica Nacional Sid Nacional  ...           13,700,000            374,034
 Souza Cruz Industria e Comercio  .....               53,000            302,227
 Telecomunicacoes Brasileiras SA  .....           54,050,000          3,495,537
 VSMA (Cia Vidraria Santa Marina)  ....               46,000            146,965
                                                                    ------------
TOTAL COMMON STOCKS (Cost $4,418,888)                                 5,748,992
                                                                    ------------
PREFERRED STOCK - (5.3%)
 Aracruz Celulose SA Series B  ........              197,999            318,209
 Banco Bradesco SA  ...................           80,023,042            584,930
 Banco Itau SA  .......................            2,090,000            819,489
 Banco do Brasil SA  ..................           25,190,000            217,050
 Belgo Mineira  .......................              970,000             62,920
 Brasiliero de Petroleo Ipiranga  .....            7,900,000            103,253
 Brasmotor SA  ........................              600,000            169,614
*COFAP (Cia Fabricadora De Pecas)  ....                5,100             41,722
 Cervejaria Brahma  ...................            2,060,767          1,219,023
 Cimento Portland Itau  ...............              550,000            157,082
 Copene-Petroquimica do Nordeste SA
  Series A ............................              340,000            125,085
 Coteminas Cia Tecidos Norte de Minas                400,000            137,477
 Duratex SA  ..........................            2,900,000            115,141
 Ericsson Telecomunicacoes SA  ........           11,120,000            173,006
 IKPC Industrias Klabin de Papel e
  Celulose SA .........................              176,875            169,529
 Investimentos Itau SA  ...............              690,000            514,377
 Lojas Americanas SA  .................            1,610,000             22,757
 Multibras Eletrodomesticos SA  .......              315,000            414,755
*Paranapanema SA  .....................            2,120,000             19,498
 Sadia Concordia SA  ..................              100,000             75,516
*Siderurgica Paulista Casipa Series B                 65,000             59,783
 Siderurgica de Tubarao Sid Tubaroo
  Series B ............................            9,820,000            147,362
 Telecomunicacoes Brasileiras SA  .....              137,922             10,442
 USIMINAS (Usinas Siderurgicas de
  Minas Gerais SA) ....................          390,390,000            389,294
 Unibanco Unias de Bancos Brasileiros
  SA ..................................           15,510,000            434,562
 Vale do Rio Doce  ....................               68,160          1,431,960
 Votorantim Celulose e Papel SA  ......            8,515,325            154,247
 White Martins SA  ....................          224,700,000            328,490
                                                                    ------------
TOTAL PREFERRED STOCK
  (Cost $7,167,442) ...................                               8,416,573
                                                                    ------------
RIGHTS/WARRANTS - (0.0%)
*Banco do Brasil SA Series A 06/30/01              5,038,000              8,292
*Banco do Brasil SA Series B 06/30/06              7,557,000             11,340
*Banco do Brasil SA Series C 06/30/11             12,595,000             18,900
                                                                    ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0) ...........................                                  38,532
                                                                    ------------
TOTAL - BRAZIL (Cost $11,586,330)  ....                              14,204,097
                                                                    ------------
THAILAND - (8.1%)
COMMON STOCKS - (8.1%)
 Adkinson Securities Public Co., Ltd.
  (Foreign) ...........................                2,100              2,056
 Advanced Info Service Public Co.,
  Ltd. ................................               21,000            245,123

                                                   Shares               Value+
                                                 ---------            ---------
 Advanced Info Service Public Co.,
  Ltd. (Foreign) ......................             84,100             $998,132
 Amarin Plaza Public Co., Ltd.
  (Foreign) ...........................              7,400                4,783
 Asia Securities Trading Public Co.,
  Ltd. (Foreign) ......................             52,300               87,576
 Ayudhya Insurance Public Co., Ltd.
  (Foreign) ...........................              1,000                7,521
*Bangkok Bank of Commerce Public Co.,
  Ltd. (Foreign) ......................            152,949               95,855
*Bangkok Expressway Public Co., Ltd.  .             39,000               45,065
*Bangkok Expressway Public Co., Ltd.
  (Foreign) ...........................            307,900              355,779
 Bangkok Land Public Co., Ltd.
  (Foreign) ...........................             65,200               36,392
 Bangkok Metropolitan Bank Public Co.,
  Ltd. (Foreign) ......................            401,559              208,408
 Bangkok Rubber Public Co., Ltd.
  (Foreign) ...........................             14,600                6,434
 Bangkok Steel Industry Public Co.,
  Ltd. (Foreign) ......................             20,000               10,967
 Bank of Asia Public Co., Ltd.
  (Foreign) ...........................             12,870               21,551
 Bank of Ayudhya Public Co., Ltd.
  (Foreign) ...........................             19,250               60,698
 Banpu Public Co., Ltd. (Foreign)  ....             23,400              465,617
 Berli Jucker Public Co., Ltd.
  (Foreign) ...........................             10,100               37,583
 Capital Nomura Securities Public Co.,
  Ltd. (Foreign) ......................             14,000               15,629
 Charoen Pokphand Feedmill Public Co.,
  Ltd. (Foreign) ......................             14,000               44,144
*Christiani and Nielson (Thai) Public
  Co., Ltd. (Foreign) .................              7,097                2,168
*Compass East Industry (Thailand)
  Public Co., Ltd. (Foreign) ..........              2,400               12,221
 Dusit Thani Public Co., Ltd.
  (Foreign) ...........................              8,933                9,797
 Ekachart Finance and Securities Co.,
  Ltd. (Foreign) ......................             10,200               10,787
 First Bangkok City Bank Public Co.,
  Ltd. (Foreign) ......................            126,550              141,272
 First City Investment Public Co.,
  Ltd. (Foreign) ......................             44,200               28,566
 Five Stars Property Public Co., Ltd.
  (Foreign) ...........................              3,800                8,484
*GSS Array Technology Public Co., Ltd.
  (Foreign) ...........................              3,200                4,638
 General Finance and Securities
  Public Co., Ltd. (Foreign) ..........             46,300              102,466
 Hana Microelectronics Co., Ltd.
  (Foreign) ...........................              6,000               32,197
 Hemaraj Land and Development Public
  Co., Ltd. (Foreign) .................             27,500              134,646
*ITF Finance and Securities Public
  Co., Ltd. ...........................              8,025                4,794
*International Broadcasting Corp.
  Public Co., Ltd. (Foreign) ..........              2,900                5,225
 International Cosmetics Public Co.,
  Ltd. (Foreign) ......................              3,500               17,548
 International Engineering Public Co.,
  Ltd. (Foreign) ......................              2,000                5,131
 Italian Thai - Foreign  ..............             83,700              550,787

THE EMERGING MARKETS SERIES
CONTINUED

                                                   Shares               Value+
                                                 ---------            ---------
 Italian Thai Development Public Co.,
  Ltd. ................................             29,000             $190,834
 Jasmine International Public Co.,
  Ltd. ................................             16,000               35,723
 Jasmine International Public Co.,
  Ltd. (Foreign) ......................            133,800              298,731
 Juldis Develop Public Co., Ltd.
  (Foreign) ...........................              1,000                  783
 Kiatnakin Finance and Securities
  Public Co., Ltd. (Foreign) ..........             12,800               23,940
 Krisda Mahanakorn Public Co., Ltd.
  (Foreign) ...........................             23,300               23,273
 Krung Thai Bank Public Co., Ltd.
  (Foreign) ...........................            344,270              984,399
 Land and House Public Co., Ltd.
  (Foreign) ...........................              1,000                7,912
 MK Real Estate Development Public
  Co., Ltd. (Foreign) .................              2,925                3,638
 Mutual Fund Public Co., Ltd.
  (Foreign) ...........................                500                3,545
*NTS Steel Group Public Co., Ltd.
  (Foreign) ...........................             35,500               15,643
*Nakornthon Bank Public Co., Ltd.  ....             16,000               43,243
 Nakornthon Bank Public Co., Ltd.
  (Foreign) ...........................             48,134              130,092
 National Finance and Securities
  Public Co., Ltd. (Foreign) ..........             96,000              219,976
 Natural Park Public Co., Ltd.
  (Foreign) ...........................            105,000              199,471
*New Imperial Hotel Public Co., Ltd.
  (Foreign) ...........................             30,000               19,389
*Padaeng Industry Public Co., Ltd
  (Foreign) ...........................              7,800                3,666
 Phatra Thanakit Public Co., Ltd.
  (Foreign) ...........................             26,000               96,749
 Phoenix Pulp and Paper Public Co.,
  Ltd. (Foreign) ......................             52,700              110,437
 Poonipat Finance and Securities
  Public Co., Ltd. (Foreign) ..........              4,987                4,835
 Power-P Public Co., Ltd. (Foreign)  ..              1,600                5,954
 Premier Enterprises Public Co., Ltd.
  (Foreign) ...........................              6,000                6,992
 Property Perfect Public Co., Ltd.
  (Foreign) ...........................             26,050               40,815
 Quality Houses Public Co., Ltd.
  (Foreign) ...........................             18,000               16,921
 Regional Container Lines Public Co.,
  Ltd. (Foreign) ......................                500                5,210
 Robinson Department Store Public Co.,
  Ltd. (Foreign) ......................             24,700               29,992
 Saha-Union Public Co. Ltd.
  (Foreign) ...........................             48,700               44,351
 Sammakorn Public Co., Ltd.
  (Foreign) ...........................              7,500               11,457
 Sanyo Universal Electric Public Co.,
  Ltd. (Foreign) ......................              6,500               19,222
 Securities One Public Co., Ltd.
  (Foreign) ...........................             42,630              223,753
 Serm Suk Public Co., Ltd. (Foreign)  .              1,000               17,626
 Shangri-La Hotel Public Co., Ltd.
  (Foreign) ...........................             12,000               10,576
 Shinawatra Computer and
  Communications Public Co., Ltd. .....             10,000              130,043

                                                   Shares               Value+
                                                 ---------            ---------
 Shinawatra Computer and
  Communications Public Co., Ltd.
  (Foreign) ...........................             52,400             $693,741
 Siam Cement Public Co., Ltd.
  (Foreign) ...........................             10,000              347,826
 Siam City Bank Public Co., Ltd.
  (Foreign) ...........................             32,000               37,603
 Siam City Cement Public Co., Ltd.  ...              7,000               46,612
 Siam City Cement Public Co., Ltd.
  (Foreign) ...........................             47,200              314,297
 Siam Commercial Bank Public Co., Ltd.
  (Foreign) ...........................              5,000               43,478
 Siam Pulp & Paper Co., Ltd.
  (Foreign) ...........................             46,200               88,672
 Sino-Thai Engineering and
  Construction Public Co., Ltd.
  (Foreign) ...........................              2,900                7,554
*Somprasong Land Public Co., Ltd.
  (Foreign) ...........................              5,400                1,608
 Srithai Superware Public Co., Ltd.
  (Foreign) ...........................             16,400               80,298
 Swedish Motors Corp. Public Co., Ltd.
  (Foreign) ...........................              7,000                8,774
 TPI Polene Public Co., Ltd.  .........             18,000               36,310
 TPI Polene Public Co., Ltd.
  (Foreign) ...........................            101,238              204,221
 Tanayong Public Co., Ltd. (Foreign)  .             46,000               39,640
*Telecomasia Corp. Public Co., Ltd.  ..            272,000              564,669
*Telecomasia Corp. Public Co., Ltd.
  (Foreign) ...........................            499,200            1,036,334
 Thai Carbon Black Public Co., Ltd.
  (Foreign) ...........................              5,000               19,683
 Thai German Ceramic Industry
  Public Co., Ltd. (Foreign) ..........             11,100               13,043
 Thai Glass Industries Public Co.,
  Ltd. (Foreign) ......................             15,400               48,860
 Thai Military Bank Public Co., Ltd.
  (Foreign) ...........................             19,200               50,764
 Thai Petrochemical Industry Public
  Co., Ltd. ...........................             81,000               82,491
 Thai Petrochemical Industry Public
  Co., Ltd. (Foreign) .................            649,950              661,915
 Thai Plastic and Chemicals Public
  Co., Ltd. (Foreign) .................             29,300               99,273
*Thai Telephone & Telecommunication
  Public Co., Ltd. (Foreign) ..........            300,000              475,911
 Thaimex Finance and Securities Public
  Co., Ltd. (Foreign) .................              4,100                6,263
 Tipco Asphalt Public Co., Ltd.  ......              9,000               56,404
 Tipco Asphalt Public Co., Ltd.
  (Foreign) ...........................             42,900              268,860
 Tuntex (Thailand) Public Co., Ltd.
  (Foreign) ...........................             91,828               64,744
 United Communication Industry
  Public Co., Ltd. ....................             23,000              185,586
 United Communication Industry
  Public Co., Ltd. (Foreign) ..........             82,300              664,074
 Wattachak Public Co., Ltd. (Foreign)               24,300               45,248
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost $18,620,698) ..................                              13,093,987
                                                                    ------------
INVESTMENT IN CURRENCY -- (0.0%)
*Thailand Baht (Cost $309)  ...........                                     307
                                                                    ------------
TOTAL - THAILAND
  (Cost $18,621,007) ..................                              13,094,294
                                                                    ------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                  Face
                                                                 Amount               Value+
                                                                 --------          ------------
                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (2.9%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 5.40%,
  12/02/96 (Collateralized by U.S. Treasury Notes 6.125%,
  05/31/97) (Cost $4,641,000) ............................       $4,641            $  4,641,000
                                                                                 --------------
TOTAL INVESTMENTS - (101.0%) (Cost $160,305,345)  ........                          163,746,078
                                                                                 --------------
OTHER ASSETS AND LIABILITIES -- (-1.0%)
Other Assets  ............................................                              453,324
Payable for Investment Securities Purchased  .............                           (2,005,046)
Other Liabilities  .......................................                             (119,211)
                                                                                 --------------
                                                                                     (1,670,933)
                                                                                 --------------
NET ASSETS - (100.0%)  ...................................                         $162,075,145
                                                                                 ==============


------
+See Note B to Financial Statements.
*Non-Income Producing Securities

               See accompanying Notes to Financial Statements.

                             STATEMENT OF NET ASSETS

                       DFA ONE-YEAR FIXED INCOME SERIES

                              NOVEMBER 30, 1996

                                                 Face
                                                Amount               Value+
                                               ---------          --------------
                                                (000)
BONDS -- (41.7%)
Albertson's, Inc. Medium Term Notes
 5.650%, 03/26/98  ..................          $ 4,530             $ 4,526,376
Associates Corp. of North America
 Corporate Bonds
 7.250%, 05/15/98  ..................            1,000               1,020,139
 8.800%, 08/01/98  ..................            2,000               2,094,040
 6.500%, 09/09/98  ..................           16,650              16,830,819
Bayerische Landesbank U.S. Finance,
 Inc. Medium Term Notes
 6.250%, 07/01/98  ..................           22,000              22,187,792
Canada (Government of) Bonds
 6.400%, 09/10/98  ..................           22,540              22,804,913
Chevron Canada Financial, Ltd.
 Corporate Bonds
 5.600%, 04/01/98  ..................           23,100              23,068,653
Chubb Capital Corp. Medium Term
 Notes
 6.000%, 02/01/98  ..................            5,000               5,015,740
Colgate-Palmolive Co. Medium Term
 Notes
 6.710%, 02/16/98  ..................           10,000              10,107,400
 6.630%, 02/16/98  ..................            1,540               1,555,114
 6.550%, 02/16/98  ..................           10,000              10,088,870
DuPont (E.I.) de Nemours & Co.
 Corporate Bonds
 8.650%, 12/01/97  ..................            1,050               1,080,163
FCC National Bank Medium Term Notes
 6.000%, 04/02/98  ..................           23,000              23,083,396
 6.144%, 10/30/98  ..................            2,000               2,006,828
Ford Motor Credit Co. Corporate
 Bonds
 6.250%, 02/26/98  ..................           21,850              21,981,930
General Electric Capital Corp.
 Medium Term Notes
 7.875%, 11/15/97  ..................            2,000               2,041,552
 8.700%, 02/09/98  ..................            4,000               4,133,664
 7.050%, 03/27/98  ..................            4,750               4,826,822
 7.020%, 04/13/98  ..................            3,000               3,049,806
 6.844%, 04/23/98  ..................           10,725              10,878,421
IBM Credit Corp. Medium Term Notes
 6.375%, 05/11/98  ..................           24,000              24,182,328
KFW International Finance, Inc.
 Medium Term Notes
 8.250%, 03/18/98  ..................            8,650               8,923,193
Lilly (Eli) & Company Medium Term
 Notes
 6.200%, 11/06/97  ..................            3,000               3,014,802
Morgan (J.P.) & Co. Corporate Bonds
 6.362%, 08/05/98  ..................           19,000              19,172,976
Morgan Guaranty Trust Corporate
 Bonds
 6.000%, 10/01/98  ..................            6,000               6,022,296
National Rural Utilities Cooperative
 Finance Corp. Medium Term Notes
 8.500%, 02/15/98  ..................            9,850                 166,953
Norwest Corp. Medium Term Notes
 7.700%, 11/15/97  ..................            3,000               3,056,361
 6.000%, 10/13/98  ..................            2,000               2,005,434

DFA ONE-YEAR FIXED INCOME SERIES
CONTINUED                                        Face
                                                Amount               Value+
                                               ---------          --------------
                                                (000)
Ontario Hydro Medium Term Notes
 5.800%, 03/31/98  ..................          $17,850            $ 17,864,244
Paccar Financial Corp. Medium Term
 Notes
 8.090%, 11/14/97  ..................            3,910               3,995,891
 7.350%, 02/02/98  ..................            5,210               5,306,187
 5.280%, 03/20/98  ..................            5,000               4,974,100
Pepsico, Inc. Corporate Bonds
 6.125%, 01/15/98  ..................            7,350               7,384,648
Pitney Bowes Credit Medium Term
 Notes
 6.305%, 09/23/98  ..................           24,230              24,426,941
Rockwell International Corp.
 Corporate Bonds
 7.625%, 02/17/98  ..................            2,850               2,914,587
Society National Bank, Cleveland
 Bank Note
 6.125%, 11/21/97  ..................           24,000              24,117,864
Upjohn Co. Medium Term Notes
 5.920%, 02/17/98  ..................            5,000               5,013,540
Wachovia Bank Medium Term Notes
 5.375%, 04/15/98  ..................            3,350               3,333,223
                                                                  --------------
TOTAL BONDS (Cost $365,911,020)  ....                              358,258,006
                                                                  --------------
COMMERCIAL PAPER -- (37.5%)
Barclays U.S. Funding Corp. C.P.
 5.300%, 01/10/97  ..................           14,460              14,368,564
Barton Capital Corp. C.P.
 5.430%, 12/16/96  ..................            1,286               1,282,678
 5.360%, 01/10/97  ..................            8,450               8,396,567
 5.310%, 01/10/97  ..................            4,811               4,780,578
 5.350%, 01/15/97  ..................            4,000               3,971,695
 5.340%, 01/17/97  ..................            4,000               3,970,491
Beta Finance, Inc. C.P.
 5.480%, 12/06/96  ..................            2,000               1,997,873
 5.300%, 02/03/97  ..................           12,690              12,563,205
CC USA Inc. C.P.
 5.300%, 02/14/97  ..................            4,000               3,953,372
Caisse des Depots et Consignments
 C.P.
 5.290%, 01/09/97  ..................           21,000              20,870,371
Ciesco L.P. C.P.
 5.400%, 12/05/96  ..................           12,000              11,989,060
 5.420%, 12/18/96  ..................           13,000              12,962,469
 5.350%, 01/07/97  ..................            2,000               1,988,257
Corporate Asset Funding Co., C.P.
 5.400%, 12/17/96  ..................            9,900               9,872,924
 5.420%, 12/19/96  ..................           12,000              11,963,533
Delaware Funding Corp. C.P.
 5.280%, 12/03/96  ..................            1,125               1,124,316
Electricite de France C.P.
 5.420%, 12/09/96  ..................           16,500              16,474,928
 5.330%, 12/30/96  ..................            1,100               1,094,866
Fleet Funding Corp. C.P.
 5.290%, 12/16/96  ..................            1,034               1,031,329
Glaxo Wellcome P.L.C. C.P.
 5.410%, 12/03/96  ..................            6,000               5,996,353
 5.460%, 12/04/96  ..................            1,000                 999,240
 5.430%, 12/09/96  ..................            1,240               1,238,116
 5.410%, 12/19/96  ..................           10,000               9,969,611
 5.300%, 01/27/97  ..................            6,790               6,729,352

DFA ONE-YEAR FIXED INCOME SERIES
CONTINUED                                        Face
                                                Amount               Value+
                                               ---------          --------------
                                                (000)
Hahn Issuing Co. C.P.
 5.290%, 12/10/96  ..................          $ 1,005            $  1,003,320
Halifax Building Society C.P.
 5.400%, 12/09/96  ..................           13,000              12,980,247
Hewlett Packard Inc. C.P.
 5.450%, 12/05/96  ..................           15,000              14,986,325
 5.400%, 12/06/96  ..................            9,000               8,990,427
McKenna Triangle National Corp. C.P.
 5.400%, 12/06/96  ..................            9,000               8,990,427
 5.420%, 12/13/96  ..................            8,840               8,821,195
Michelin Tire Corp. C.P.
 5.300%, 12/20/96  ..................            2,570               2,561,799
Ontario Hydro C.P.
 5.420%, 12/09/96  ..................            7,000               6,989,364
Panasonic Finance, Inc. C.P.
 5.300%, 12/26/96  ..................            2,000               1,991,870
Sheffield Receivables Corp. C.P.
 5.320%, 01/17/97  ..................           12,630              12,536,825
Sigma Finance Corp. C.P.
 5.440%, 12/03/96  ..................           22,000              21,986,628
 5.460%, 12/09/96  ..................            2,000               1,996,961
 5.320%, 02/03/97  ..................            2,000               1,980,017
Stanley Works C.P.
 5.330%, 12/06/96  ..................            6,000               5,993,583
Teco Finance, Inc. C.P.
 5.340%, 12/03/96  ..................            5,000               4,996,961
Toronto Dominion Holdings USA, Inc.
 C.P.
 5.420%, 12/05/96  ..................           22,000              21,979,943
Triple-A-One Plus Funding Corp. C.P.
 5.350%, 01/10/97  ..................            2,697               2,679,946
USAA Capital Corporation C.P.
 5.320%, 01/16/97  ..................            1,330               1,320,388
Union Bank of Switzerland C.P.
 5.900%, 12/02/96  ..................              210                 209,904
                                                                  --------------
TOTAL COMMERCIAL PAPER
  (Cost $312,699,789) ...............                              322,585,878
                                                                  --------------
AGENCY OBLIGATIONS -- (13.4%)
Federal Home Loan Bank
 5.715%, 03/20/98  ..................           22,000              22,041,536
 6.060%, 10/02/98  ..................           25,000              25,148,625
Federal National Mortage Association
 5.940%, 08/14/98  ..................           25,000              25,105,925
 6.410%, 07/17/98  ..................           13,000              13,132,600

DFA ONE-YEAR FIXED INCOME SERIES
CONTINUED                                        Face
                                                Amount               Value+
                                               ---------          --------------
                                                (000)
Student Loan Marketing Association
 7.000%, 03/03/98  ..................          $ 9,400            $  9,561,868
 6.250%, 06/30/98  ..................           20,000              20,178,400
                                                                  --------------
TOTAL AGENCY OBLIGATIONS (Cost
 $114,459,177) .....................                               115,168,954
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- (5.2%)
U.S. Treasury Notes
 5.000%, 01/31/98  ..................            4,000               3,976,876
 6.000%, 05/31/98  ..................           20,000              20,131,260
 6.250%, 06/30/98  ..................           20,000              20,212,500
                                                                  --------------
TOTAL U.S. TREASURY
 OBLIGATIONS (Cost $43,846,222) ....                               44,320,636
                                                                  --------------
SUPRANATIONAL OBLIGATIONS -- (0.6%)
African Development Bank
 (Cost $5,538,171)
 10.000%, 11/01/97  .................           5,345                5,551,114
                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
Repurchase Agreement, PNC
 Securities Corp. 5.45%, 12/02/96
 (Collateralized by U.S. Treasury
 Bills 4.93%, 01/16/97)
 (Cost $4,744,000) .................            4,744                4,744,000
                                                                  --------------
TOTAL INVESTMENTS -- (99.0%)
 (Cost $847,198,379) ...............                               850,628,588
                                                                  --------------
OTHER ASSETS AND LIABILITIES --
 (1.0%)
Other Assets  .......................                                8,787,482
Payable for Fund Shares Redeemed  ...                                  (31,661)
Other Liabilities  ..................                                  (91,362)
                                                                  --------------
                                                                     8,664,459
                                                                  --------------
NET ASSETS -- (100.0%) Applicable to
 85,666,560 Outstanding $.01 Par
 Value Shares (Unlimited Number of
 Shares Authorized) ................                              $859,293,047
                                                                  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE ........                              $      10.03
                                                                  ==============

------
+See Note B to Financial Statements

                 See accompanying Notes to Financial Statements

                             STATEMENT OF NET ASSETS

                  DFA TWO-YEAR CORPORATE FIXED INCOME SERIES

                              November 30, 1996

                                                Face
                                               Amount               Value+
                                               --------          --------------
                                                (000)
BONDS -- (63.6%)
Albertson's, Inc. Medium Term Notes
 5.650%, 03/26/98  ..................          $3,300             $3,297,360
Anheuser-Busch Companies, Inc.
 Corporate Bonds
 7.500%, 12/01/97  ..................           2,800              2,849,386
Associates Corp. of North America
 Corporate Bonds
 7.300%, 03/15/98  ..................           2,500              2,547,993
Bayerische Landesbank U.S. Finance,
 Inc. Medium Term Notes
 6.250%, 07/01/98  ..................           3,000              3,025,605
Canada (Government of) Bonds
 6.400%, 09/10/98  ..................           3,300              3,338,785
Chevron Canada Financial, Ltd.
 Corporate Bonds
 5.600%, 04/01/98  ..................           2,500              2,496,608
Coca Cola Company, Inc. Corporate
 Bonds
 7.875%, 09/15/98  ..................           2,625              2,716,216
Colgate-Palmolive Co. Medium Term
 Notes
 6.630%, 02/16/98  ..................           3,300              3,332,386
DuPont (E.I.) de Nemours & Co.
 Corporate Bonds
 8.650%, 12/01/97  ..................           2,500              2,571,818
FCC National Bank Medium Term Notes
 6.144%, 10/30/98  ..................           3,000              3,010,242
Ford Motor Credit Co. Corporate
 Bonds
 9.250%, 06/15/98  ..................           3,000              3,150,657
General Electric Capital Corp.
 Medium Term Notes
 7.840%, 02/05/98  ..................           2,500              2,562,008
Interamerican Development Bank
 Corporate Bonds
 9.450%, 09/15/98  ..................           3,000              3,185,703
KFW International Finance, Inc.
 Medium Term Notes
 8.250%, 03/18/98  ..................           3,000              3,094,749
Lilly (Eli) & Company Medium Term
 Notes
 6.200%, 11/06/97  ..................           2,500              2,512,335
Morgan (J.P.) & Co. Corporate Bonds
 6.362%, 08/05/98  ..................           3,000              3,027,312
National Rural Utilities Cooperative
 Finance Corp. Medium Term Notes
 6.875%, 06/15/98  ..................           3,000              3,049,113
Norwest Corp. Medium Term Notes
 6.000%, 10/13/98  ..................           3,000              3,008,151
Ontario Hydro Medium Term Notes
 5.800%, 03/31/98  ..................           1,575              1,576,257
Paccar Financial Corp. Medium Term
 Notes
 7.320%, 07/15/98  ..................           3,000              3,069,807
Pepsico, Inc. Corporate Bonds
 6.125%, 01/15/98  ..................           2,500              2,511,785

DFA TWO-YEAR CORPORATE FIXED INCOME SERIES
CONTINUED                                       Face
                                               Amount                Value+
                                               --------          --------------
                                                (000)
Pitney Bowes Credit Medium Term
 Notes
 6.305%, 09/23/98  ..................          $3,000             $3,024,384
Rockwell International Corp.
 Corporate Bonds
 7.625%, 02/17/98  ..................           2,500              2,556,655
Upjohn Co. Medium Term Notes
 5.920%, 02/17/98  ..................           3,000              3,008,124
WMX Technologies, Inc. Medium Term
 Notes
 8.125%, 02/01/98  ..................           3,000              3,079,275
Wachovia Bank Medium Term Notes
 5.375%, 04/15/98  ..................           3,000              2,984,976
Wal-Mart Stores, Inc. Corporate
 Bonds
 5.500%, 03/01/98  ..................           3,460              3,453,049
                                                                 --------------
TOTAL BONDS (Cost $77,542,128)  .....                             78,040,739
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (26.3%)
U.S. Treasury Notes
 8.125%, 02/15/98  ..................           7,000              7,207,813
 6.125%, 03/31/98  ..................          20,000             20,153,125
 5.125%, 03/31/98  ..................           5,000              4,976,563
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $32,085,318) ................                              32,337,501
                                                                 --------------
AGENCY OBLIGATIONS -- (5.7%)
Federal National Mortage Association
 5.940%, 08/14/98  ..................           2,000              2,008,474
Student Loan Marketing Association
 6.250%, 06/30/98  ..................           5,000              5,044,599
                                                                 --------------
TOTAL AGENCY OBLIGATIONS (Cost
 $6,985,723) .......................                               7,053,073
                                                                 --------------
SUPRANATIONAL OBLIGATIONS -- (0.7%)
African Development Bank
 (Cost $769,030)
 10.000%, 11/01/97  .................             745                773,729
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (1.9%)
Repurchase Agreement, PNC
 Securities Corp. 5.45%, 12/02/96
 (Collateralized by U.S. Treasury
 Bills 4.93%, 01/16/97)
 (Cost $2,324,000) .................            2,324              2,324,000
                                                                 --------------
TOTAL INVESTMENTS -- (98.2%) (Cost
 $119,706,199) .....................                             120,529,042
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- (1.8%)
Other Assets  .......................                              2,281,810
Liabilities  ........................                                (24,534)
                                                                 --------------
                                                                   2,257,276
                                                                 --------------
NET ASSETS -- (100.0%) Applicable to
 12,146,971 Outstanding $.01 Par
 Value Shares (Unlimited Number of
 Shares Authorized) ................                            $122,786,318
                                                                ===============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE ........                            $      10.11
                                                                ===============
----------
+See Note B to Financial Statements

                 See accompanying Notes to Financial Statements

                           STATEMENT OF NET ASSETS
                      THE DFA TWO-YEAR GOVERNMENT SERIES

                              NOVEMBER 30, 1996

                                                               Face
                                                              Amount       Value+
                                                             --------   -------------
                                                              (000)
U.S. TREASURY OBLIGATIONS -- (97.5%)
U.S. Treasury Notes  .....................................
 5.125%, 02/28/98  .......................................   $ 5,000    $  4,975,000
 6.125%, 03/31/98  .......................................     3,000       3,022,969
 6.000%, 09/30/98  .......................................    40,000      40,287,555
 5.875%, 10/31/98  .......................................    30,800      30,949,188
 5.500%, 11/15/98  .......................................    22,800      22,753,688
                                                                        -------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $101,631,285) ....................................                101,988,400
                                                                        -------------
TEMPORARY CASH INVESTMENTS -- (1.8%)
Repurchase Agreement, PNC Securities Corp. 5.45%,
 12/02/96 (Collateralized by U.S. Treasury Bills 4.93%,
 01/16/97)
 (Cost $1,914,000) ......................................      1,914       1,914,000
                                                                        -------------
TOTAL INVESTMENTS -- (99.3%) (Cost $103,545,285)  ........               103,902,400
                                                                        -------------
OTHER ASSETS AND LIABILITIES -- (0.7%)
  Other Assets ..........................................                    766,136
  Liabilities ...........................................                    (21,286)
                                                                        -------------
                                                                             744,850
                                                                        -------------
NET ASSETS -- (100.0%)  ..................................              $104,647,250
                                                                        =============

------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements

                           STATEMENT OF NET ASSETS

                 THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                              NOVEMBER 30, 1996

                                                   Face
                                                  Amount @              Value+
                                                 ---------          ------------
                                                  (000)
CANADA -- (29.0%)
BONDS -- (28.4%)
 Alberta (Province of)
  7.750%, 02/04/98  ....................           7,000            $ 5,453,007
 Bayerische Landesbank Girozentrale
  8.375%, 11/23/98  ....................           1,627              1,303,651
 British Columbia (Providence of)
  10.000%, 10/09/98  ...................           4,000              3,283,648
 British Columbia (Province of) Series
  BCCD-O
  7.000%, 03/02/98  ....................           7,000              5,420,912
 Canada (Government of)
  6.500%, 09/01/98  ....................          11,000              8,545,495
 Denmark (Kingdom of)
  7.500%, 03/10/98  ....................           3,000              2,334,594
 Deutsche Finance BV, Netherlands
  7.750%, 01/28/98  ....................           9,000              6,996,440
 Electricite de France
  7.750%, 02/09/98  ....................           9,000              7,001,780
 European Investment Bank
  9.000%, 08/17/98  ....................           2,000              1,607,267
 Export Development Corp.
  6.625%, 08/12/98  ....................           3,000              2,323,471
 General Electric Capital Corp.
  8.000%, 01/27/98  ....................           3,000              2,336,819
 General Electric Capital Corp.
  Series B & C Euro Medium Term Notes
  6.375%, 11/09/98  ....................           2,000              1,544,679
 KFW International Finance, Inc.
  7.750%, 02/25/98  ....................           4,000              3,110,419
 Kellogg Co.
  6.250%, 10/12/98  ....................           5,000              3,854,283
 Minnesota Mining & Manufacturing Co.
  6,500%, 10/15/98  ....................           8,800              6,816,166
 Norway (Kingdom of)
  7.250%, 10/22/98  ....................           2,000              1,568,409
 Ontario (Province of)
  10.625%, 07/15/98  ...................           9,300              7,617,241
 Ontario-Hydro
  10.375%, 06/16/98  ...................           2,000              1,633,667
 Rabobank Nederland Euro Medium Term
  Notes
  7.250%, 03/31/98  ....................           6,000              4,651,835
 Regional Municipality of Ottawa
  Carleton
  9.375%, 05/15/98  ....................           5,184              4,149,891
 Toyota Credit Canada, Inc.
  7.125%, 06/01/98  ....................           2,550              1,980,812
 World Bank (European Bank for
  Reconstruction and Development)
  7.375%, 03/30/98  ....................           2,000              1,553,578
 World Bank (International Bank for
  Reconstruction and Development)
  7.250%, 03/23/98  ....................           3,000              2,324,805
  6.250%, 10/15/98  ....................           5,000              3,854,283
                                                                    ------------
TOTAL BONDS (Cost $88,099,951)  .......                              91,267,152
                                                                    ------------

DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
CONTINUED
                                                    Face
                                                  Amount @             Value+
                                                  --------        --------------
                                                    (000)
INVESTMENT IN CURRENCY -- (0.6%)
*Canadian Dollars (Cost $1,764,401)  ..                             $ 1,756,127
                                                                    ------------
TOTAL -- CANADA
  (Cost $89,864,352) ..................                              93,023,279
                                                                    ------------
UNITED STATES -- (16.7%)
BONDS -- (16.4%)
 Associates Corp. of North America
  6.625%, 05/15/98  ....................           5,250              5,309,430
 Bayerische Landesbank Girozentrale
  6.250%, 07/01/98  ....................           6,000              6,051,000
 Chevron Canada Finance, Ltd.
  5.600%, 04/01/98  ....................           2,225              2,221,981
 Chubu Electric Power Co., Inc.
  8.250%, 09/25/98  ....................           3,515              3,656,655
 Emerson Electric Co.
  7.875%, 06/05/98  ....................           8,000              8,221,600
 FCC National Bank
  6.144%, 10/30/98  ....................           2,000              2,006,828
 Ford Motor Credit Co.
  6.250%, 02/26/98  ....................           7,000              7,041,300
 Pitney Bowes Credit Corp.
  6.305%, 09/23/98  ....................           8,000              8,065,024
 Tokyo Electric Power Co., Inc.
  8.750%, 08/28/98  ....................           5,700              5,965,620
 Wachovia Bank Euro Medium Term Notes
  4.900%, 10/15/98  ....................           2,000              1,966,284
 Wal-Mart Stores, Inc.
  5.500%, 03/01/98  ....................           1,750              1,746,500
                                                                    ------------
TOTAL BONDS (Cost $51,901,326)  .......                              52,252,222
                                                                    ------------
AGENCY OBLIGATIONS -- (0.3%)
 Federal Home Loan Bank
  (Cost $999,172)
  5.715%, 03/20/98  ....................           1,000              1,001,888
                                                                    ------------
TOTAL -- UNITED STATES
  (Cost $52,900,498) ..................                              53,254,110
                                                                    ------------
GERMANY -- (13.9%)
BONDS -- (13.9%)
 Belgium (Kingdom of)
  6.375%, 03/30/98  ....................           9,000              6,064,237
 Dresdner Finance BV, Amsterdam
  8.000%, 03/17/98  ....................           8,000              5,500,814
 Eurofima Europaeische Gesellschaft
  Fuer Die Finanzierung Von
  Eisenbahnmaterial, Basel
  6.250%, 07/20/98  ....................           5,000              3,383,339
 International Finance Corp. Euro
  Medium Term Notes
  5.000%, 04/27/98  ....................           2,000              1,327,302
 LKB Baden-Wuerttemberg Finance NV
  7.000%, 02/09/98  ....................          11,000              7,443,345
 Landesbank Hessen-Thueringen
  Girozentrale
  5.500%, 08/14/98  ....................           4,500              3,029,775

DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
CONTINUED
                                                    Face
                                                  Amount @             Value+
                                                  --------        --------------
                                                   (000)
 Landesbank Hessen-Thueringen
  Girozentrale
  8.500%, 10/01/98  ....................           8,000            $ 5,662,219
 McDonald's Corp.
  6.250%, 05/27/98  ....................           3,000              2,026,294
 Nippon Telegraph & Telephone Corp.
  6.125%, 02/08/98  ....................           6,587              4,410,482
 Treuhandanstalt
  6.125%, 06/25/98  ....................           8,000              5,402,929
                                                                    ------------
TOTAL BONDS (Cost $45,036,560)  .......                              44,250,736
                                                                    ------------
INVESTMENT IN CURRENCY -- (0.0%)
*German Marks (Cost $616)  ............                                     607
                                                                    ------------
TOTAL -- GERMANY
  (Cost $45,037,176) ..................                              44,251,343
                                                                    ------------
UNITED KINGDOM -- (12.6%)
BONDS -- (12.1%)
 Abbey National Treasury Services
  P.L.C.
  7.750%, 06/23/98  ....................           4,000              6,798,636
 Deutsche Siedlungs &
  Landesrentenbank
  7.750%, 08/12/98  ....................           4,669              7,935,708
 Eksportfinans ASA
  7.250%, 11/30/98  ....................           2,000              3,371,077
 KFW International Finance, Inc.
  7.875%, 07/06/98  ....................           3,115              5,300,198
 National & Provincial Building
  Society
  8.250%, 11/04/98  ....................           1,000              1,717,142
 National Grid Co. P.L.C.
  7.375%, 03/26/98  ....................           3,000              5,065,694
 Nordic Investment Bank
  7.750%, 08/13/98  ....................           5,000              8,497,455
                                                                    ------------
TOTAL BONDS (Cost $36,199,815)  .......                              38,685,910
                                                                    ------------
INVESTMENT IN CURRENCY -- (0.5%)
*British Pound Sterling
  (Cost $1,584,385) ...................                               1,595,800
                                                                    ------------
TOTAL -- UNITED KINGDOM
  (Cost $37,784,200) ..................                              40,281,710
                                                                    ------------
NETHERLANDS -- (10.6%)
BONDS -- (10.6%)
 Austria (Republic of)
  6.250%, 03/25/98  ....................           2,000              1,200,696
 Bank Voor Nederlandsche
  Gemeenten NV
  6.750%, 10/15/98  ....................          13,000              7,928,944
 Credit Local de France SA
  7.000%, 03/09/98  ....................           4,500              2,722,448
 Denmark (Kingdom of)
  6.125%, 08/20/98  ....................           9,000              5,429,234
 General Electric Capital Corp.
  7.000%, 02/24/98  ....................           6,500              3,928,654

DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
CONTINUED
                                                   Face
                                                  Amount @            Value+
                                                  --------        --------------
                                                   (000)
 Netherlands (Kingdom of)
  6.750%, 10/01/98  ....................           3,000            $ 1,835,847
  6.250%, 07/15/98  ....................          12,000              7,245,940
 Sara Lee Corp.
  6.500%, 05/15/98  ....................           3,179              1,917,726
 Toyota Motor Credit Corp. Euro Medium
  Term Notes
  6.750%, 03/23/98  ....................           2,500              1,506,671
                                                                    ------------
TOTAL BONDS (Cost $34,282,137)  .......                              33,716,160
                                                                    ------------
INVESTMENT IN CURRENCY -- (0.0%)
*Netherlands Guilder (Cost $39)  ......                                      39
                                                                    ------------
TOTAL -- NETHERLANDS
  (Cost $34,282,176) ..................                              33,716,199
                                                                    ------------
JAPAN -- (7.7%)
BONDS -- (7.7%)
 Deutsche Bank Finance NV
  4.375%, 07/16/98  ....................         125,000              1,162,127
 Inter-American Development Bank
  4.250%, 07/16/98  ....................         700,000              6,507,909
 European Investment Bank
  4.375%, 06/30/98  ....................         800,000              7,437,610
 Oesterreichische Kontrollbank AG
  6.500%, 09/19/98  ....................         700,000              6,772,407
 World Bank (International Bank of
  Reconstruction and Development)
  5.250%, 08/19/98  ....................         300,000              2,836,555
                                                                    ------------
TOTAL BONDS
  (Cost $25,464,754) ..................                              24,716,608
                                                                    ------------
INVESTMENT IN CURRENCY -- (0.0%)
*Japanese Yen (Cost $15)  .............                                      15
                                                                    ------------
TOTAL -- JAPAN
  (Cost $25,464,769) ..................                              24,716,623
                                                                    ------------
FRANCE -- (5.9%)
BONDS -- (5.9%)
 Caisse Nationale des Autoroutes
  10.000%, 03/05/98  ...................           7,000              1,441,295
 Regie Autonome des Transports
  Parisiens SA
  8.800%, 03/14/98  ....................          22,880              4,649,623
 France (Republic of)
  4.500%, 10/12/98  ....................          34,000              6,594,867
 Halifax Building Society Euro Medium
  Term Notes
  7.500%, 03/06/98  ....................          30,000              5,998,850
                                                                    ------------
TOTAL BONDS
  (Cost $18,883,781) ..................                              18,684,635
                                                                    ------------
INVESTMENT IN CURRENCY -- (0.0%)
*French Francs (Cost $6)  .............                                       6
                                                                    ------------
TOTAL -- FRANCE
  (Cost $18,883,787)                                                 18,684,641
                                                                    ------------

DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
CONTINUED

                                                                      Face
                                                                    Amount @                Value+
                                                                    ---------          --------------
                                                                       (000)
TEMPORARY CASH INVESTMENTS -- (1.3%)
 Repurchase Agreement, PNC
  Securities Corp. 5.45%, 12/02/96 (Collateralized by U.S.
  Treasury Bills 4.93%, 01/16/97)
  (Cost $4,026,000) ......................................           $4,026           $  4,026,000
                                                                                      --------------
TOTAL INVESTMENTS -- (97.7%) (Cost $308,242,958)  ........                             311,953,905
                                                                                      --------------
OTHER ASSETS AND LIABILITIES -- (2.3%)
 Unrealized Gain on Forward Foreign Currency Contracts  ..                               2,284,554
 Other Assets  ...........................................                              11,788,658
 Payable for Investment Securities Purchased  ............                              (6,690,890)
 Other Liabilities  ......................................                                 (63,967)
                                                                                      --------------
                                                                                         7,318,355
                                                                                      --------------
NET ASSETS -- (100.0% ) Applicable to 30,862,945
  Outstanding $.01 Par Value Shares (Unlimited number of
  shares authorized) .....................................                            $319,272,260
                                                                                      ==============
NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE  .                            $      10.34
                                                                                      ==============
------
+ See Note B to Financial Statements.
* Non-Income Producing Securities
[@00de]nominated in Local Currency


                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

               FOR THE YEAR (OR PERIOD) ENDED NOVEMBER 30, 1996
                            (AMOUNTS IN THOUSANDS)

                                            The U.S.      The U.S.     The Enhanced      The U.S.      The U.S.
                                           6-10 Small      Large        U.S. Large      Small Cap      Large Cap
                                            Company       Company         Company         Value          Value
                                             Series        Series        Series(1)        Series        Series
                                          ------------   ----------    --------------   -----------   -----------
Investment Income
   Dividends ..........................     $ 2,686       $ 5,468         $    1         $ 12,048      $ 17,208
   Interest ...........................         382            98            425            1,278           718
   Income from Securities Lending .....         114             7            ---              242            18
                                          ------------   ----------    --------------   -----------   -----------
     Total Investment Income  .........       3,182         5,573            426           13,568        17,944
                                          ------------   ----------    --------------   -----------   -----------
Expenses
   Investment Advisory Services .......          81            62              4            1,933           699
   Accounting & Transfer Agent Fees ...         176            67              9              625           451
   Custodian's Fees ...................          49            64              5              174           126
   Legal Fees .........................           4            71              1               14            10
   Audit Fees .........................           8             9              1               27            19
   Shareholders' Reports ..............           7             5              1               23            17
   Trustees' Fees and Expenses ........           3             3              1                9             6
   Other ..............................          16            10              3               36            23
                                          ------------   ----------    --------------   -----------   -----------
     Total Expenses  ..................         344           291             25            2,841         1,351
                                          ------------   ----------    --------------   -----------   -----------
   Net Investment Income ..............       2,838         5,282            401           10,727        16,593
                                          ------------   ----------    --------------   -----------   -----------
Net Realized and Unrealized Gain
   (Loss) on Investments
Net Realized Gain (Loss) on Investment
   Securities .........................      30,043           (18)           142           57,358        52,525
Net Realized Loss on Foreign Currency
   Transactions .......................          --            --            (28)              --            --
Change in Unrealized Appreciation
   (Depreciation) of:
   Futures ............................          --            --          3,290               --            --
   Swap Contract ......................          --            --            380               --            --
   Investment Securities and Foreign
     Currency  ........................      10,563        63,985             67          131,332        82,209
   Translation of Foreign Currency
     Denominated Amounts  .............          --            --            172               --            --
                                          ------------   ----------    --------------   -----------   -----------
   Net Gain on Investment Securities ..      40,606        63,967          4,023          188,690       134,734
                                          ------------   ----------    --------------   -----------   -----------
Net Increase in Net Assets Resulting
   from Operations ....................     $43,444       $69,249         $4,424         $199,417      $151,327
                                          ============   ==========    ==============   ===========   ===========

------
(1) For the period July 3, (commencement of operations) to November 30, 1996.

                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

               FOR THE YEAR (OR PERIOD) ENDED NOVEMBER 30, 1996
                            (AMOUNTS IN THOUSANDS)

                                               The            The         The United         The
                                            Japanese      Pacific Rim       Kingdom      Continental         The DFA
                                              Small          Small           Small          Small         International
                                             Company        Company         Company        Company            Value
                                            Series(1)      Series(1)       Series(1)      Series(1)          Series
                                           -----------   -------------    ------------   -------------   ---------------
Investment Income
   Dividends, (Net of Foreign Taxes
     Withheld of $116, $3, $273, $47
     and $2,119, respectively)  ........    $    659        $ 1,843         $ 1,659         $  463          $ 25,231
   Interest ............................          59             58              43             86             1,492
   Income from Securities Lending ......         413             30              --             33               815
                                           -----------   -------------    ------------   -------------   ---------------
     Total Investment Income  ..........       1,131          1,931           1,702            582            27,538
                                           -----------   -------------    ------------   -------------   ---------------
Expenses
   Investment Advisory Services ........         106             65              52            100             2,124
   Accounting & Transfer Agent Fees ....         122             80              65            118               690
   Custodian's Fees ....................          47            128              14             54               871
   Legal Fees ..........................           4              2               2              3                16
   Audit Fees ..........................          16             11               9             16                28
   Shareholders' Reports ...............           7              4               4              7                20
   Trustees' Fees and Expenses .........           2              1               1              2                10
   Other ...............................          11              6               5              9                54
                                           -----------   -------------    ------------   -------------   ---------------
     Total Expenses  ...................         315            297             152            309             3,813
                                           -----------   -------------    ------------   -------------   ---------------
   Net Investment Income ...............         816          1,634           1,550            273            23,725
                                           -----------   -------------    ------------   -------------   ---------------
Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Currency
Net Realized Gain (Loss) on Investment
   Securities ..........................        (540)         1,507             (65)         4,083            27,321
Net Realized Foreign Exchange Gain
   (Loss) on Foreign Currency
   Transactions ........................         (33)            (3)             65              4               (82)
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
     Currency  .........................     (31,608)        11,126          16,738          3,231            80,434
   Translation of Foreign Currency
     Denominated Amounts  ..............          (6)            11               8            (71)                9
                                           -----------   -------------    ------------   -------------   ---------------
   Net Gain (Loss) on Investment
     Securities and Foreign Currency  ..     (32,187)        12,641          16,746          7,247           107,682
                                           -----------   -------------    ------------   -------------   ---------------
Net Increase (Decrease) in Net Assets
   Resulting from Operations ...........    ($ 31,371)      $14,275         $18,296         $7,520          $131,407
                                           ===========   =============    ============   =============   ===============

------
(1) For the period August 9 (commencement of operations) to November 30,
    1996.

                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

              FOR THE YEAR (OR PERIODS) ENDED NOVEMBER 30, 1996
                            (AMOUNTS IN THOUSANDS)

                                                                             The DFA                         The DFA
                                              The          The DFA          Two-Year         The DFA         Two-Year
                                            Emerging       One-Year         Corporate       Two-Year          Global
                                            Markets      Fixed Income     Fixed Income     Government      Fixed Income
                                             Series         Series          Series(1)       Series(1)       Series(2)
                                           ----------   --------------    --------------   ------------   --------------
Investment Income
   Dividends, (Net of Foreign Taxes
     Withheld of $196, $0, $0, $0 and
     $0, respectively)  ................     $2,253             --               --              --               --
   Interest ............................        282        $44,220           $3,344          $2,752          $10,100
                                           ----------   --------------    --------------   ------------   --------------
     Total Investment Income  ..........      2,535         44,220            3,344           2,752           10,100
                                           ----------   --------------    --------------   ------------   --------------
Expenses
   Investment Advisory Services ........        111            386               82              69              108
   Accounting & Transfer Agent Fees ....        137            200               26              23              227
   Custodian's Fees ....................        388             96                7               6               68
   Legal Fees ..........................         55              5                1               1                6
   Audit Fees ..........................          6              8                2               2               12
   Shareholders' Reports ...............          7              7                2               1               10
   Trustees' Fees and Expenses .........          2              3                1               1                3
   Other ...............................         26             23                1               1                4
                                           ----------   --------------    --------------   ------------   --------------
     Total Expenses  ...................        732            728              122             104              438
                                           ----------   --------------    --------------   ------------   --------------
Net Investment Income  .................      1,803         43,492            3,222           2,648            9,662
                                           ----------   --------------    --------------   ------------   --------------
Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Currency
Net Realized Gain (Loss) on Investment
   Securities ..........................         43           (301)             164             504              241
Net Realized Foreign Exchange Gain
   (Loss) on Foreign Currency
   Transactions ........................        (78)            --               --              --              527
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
     Currency  .........................      5,536          3,135              823             357            3,711
   Translation of Foreign Currency
     Denominated Amounts  ..............          7             --               --              --            2,297
                                           ----------   --------------    --------------   ------------   --------------
   Net Gain on Investment Securities and
     Foreign Currency  .................      5,508          2,834              987             861            6,776
                                           ----------   --------------    --------------   ------------   --------------
Net Increase in Net Assets Resulting
   from Operations .....................     $7,311        $46,326           $4,209          $3,509          $16,438
                                           ==========   ==============    ==============   ============   ==============

------
(1) For the period June 7 (commencement of operations) to November 30, 1996.
(2) For the period February 9 (commencement of operations) to November 30,
    1996.

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                                                                             The Enhanced
                                                                                                              U.S. Large
                                                         The U.S. 6-10 Small           The U.S. Large           Company
                                                           Company Series              Company Series           Series
                                                      -------------------------- --------------------------  --------------
                                                      Year Ended    Year Ended    Year Ended    Year Ended    July 3, to
                                                       Nov. 30,      Nov. 30,      Nov. 30,      Nov. 30,      Nov. 30,
                                                         1996          1995          1996          1995          1996
                                                      ------------  ------------ ------------  ------------  --------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ...........................   $  2,838      $  2,254      $  5,282      $ 1,965        $   401
   Net Realized Gain (Loss) on
     Investment Securities  ........................     30,043        16,628           (18)         172            142
   Net Realized Loss on Foreign Currency
     Transactions...................................         --            --            --           --            (28)
   Change in Unrealized Appreciation
     (Depreciation) of:
     Futures  ......................................         --            --            --           --          3,290
     Swap Contract  ................................         --            --            --           --            380
     Investment Securities and Foreign Currency  ...     10,563        29,313        63,985       21,274             67
     Translation of Foreign Currency
        Denominated Amounts ........................         --            --            --           --            172
                                                      ------------  ------------ ------------  ------------  --------------
   Net Increase in Net Assets Resulting from
       Operations ..................................     43,444       48,195        69,249       23,411          4,424
                                                      ------------  ------------ ------------  ------------  --------------
Distributions From:
   Net Investment Income ...........................     (2,841)       (2,197)       (1,215)      (1,886)          (332)
   Net Realized Gains ..............................    (12,248)      (12,660)         (686)          --             --
                                                      ------------  ------------ ------------  ------------  --------------
     Total Distributions  ..........................    (15,089)      (14,857)       (1,901)      (1,886)          (332)
                                                      ------------  ------------ ------------  ------------  --------------
Capital Share Transactions (1):
   Shares Issued ...................................     73,274        44,394        32,324       31,424         25,091
   Shares Issued in Lieu of Cash Distributions .....     14,860        12,291         1,744        1,585            332
   Shares Redeemed .................................    (70,072)      (11,669)      (10,535)      (6,073)          (302)
                                                      ------------  ------------ ------------  ------------  --------------
     Net Increase from Capital Share Transactions  .     18,062        45,016        23,533       26,936         25,121
                                                      ------------  ------------ ------------  ------------  --------------
Transactions in Interest (1):
   Contributions ...................................         --            --       309,297           --             --
   Withdrawals .....................................         --            --       (30,855)          --             --
                                                      ------------  ------------ ------------  ------------  --------------
   Net Increase from Transactions in Interest ......         --            --       278,442           --             --
                                                      ------------  ------------ ------------  ------------  --------------
     Total Increase  ...............................     46,417        78,354       369,323       48,461         29,213
Net Assets
   Beginning of Period .............................    221,984       143,630        97,118       48,657             --
                                                      ------------  ------------ ------------  ------------  --------------
   End of Period ...................................   $268,401      $221,984      $466,441      $97,118        $29,213
                                                      ============  ============ ============  ============  ==============
(1)  Shares Issued and Redeemed:
     Shares Issued  ................................      6,163         4,479         2,257        2,738          2,484
     Shares Issued in Lieu of Cash Distribution  ...      1,340         1,283           121          135             28
     Shares Redeemed  ..............................     (5,840)       (1,104)         (754)        (484)           (27)
                                                      ------------  ------------ ------------  ------------  --------------
                                                          1,663         4,658         1,624        2,389          2,485
                                                      ============  ============ ============  ============  ==============

(1) For The U.S. Large Company Series, Capital Share Transactions and Shares Issued and Redeemed are reported through May 31, 1996, Transactions in Interest are reported for the period June 1, through November 30, 1996. Effective June 1, 1996, the Series was reorganized as a partnership.

                  See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                            The U.S. Small Cap             The U.S. Large Cap
                                                               Value Series                   Value Series
                                                       ----------------------------   ----------------------------
                                                         Year Ended     Year Ended     Year Ended     Year Ended
                                                          Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,
                                                            1996           1995           1996           1995
                                                        ------------   ------------    ------------   ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ............................    $   10,727      $  5,958       $ 16,593       $  8,688
   Net Realized Gain on Investment Securities .......        57,358        22,264         52,525         21,645
   Change in Unrealized Appreciation
     (Depreciation) of:
   Investment Securities ............................       131,332        92,111         82,209         68,474
                                                        ------------   ------------    ------------   ------------
   Net Increase in Net Assets
     Resulting from Operations  .....................       199,417       120,333        151,327         98,807
                                                        ------------   ------------    ------------   ------------
Distributions From:
   Net Investment Income ............................       (10,581)       (5,753)       (16,460)        (8,440)
   Net Realized Gains ...............................       (15,728)       (7,740)       (11,101)        (5,278)
                                                        ------------   ------------    ------------   ------------
     Total Distributions  ...........................       (26,309)      (13,493)       (27,561)       (13,718)
                                                        ------------   ------------    ------------   ------------
Capital Share Transactions (1):
   Shares Issued ....................................       470,306       172,434        470,093        209,434
   Shares Issued in Lieu of Cash Distributions ......        25,751        10,353         25,800         11,274
   Shares Redeemed ..................................       (45,295)      (15,561)       (54,744)       (81,618)
                                                        ------------   ------------    ------------   ------------
     Net Increase from Capital Share Transactions  ..       450,762       167,226        441,149        139,090
                                                        ------------   ------------    ------------   ------------
     Total Increase  ................................       623,870       274,066        564,915        224,179
Net Assets
   Beginning of Period ..............................       624,343       350,277        423,027        198,848
                                                        ------------   ------------    ------------   ------------
   End of Period ....................................    $1,248,213      $624,343       $987,942       $423,027
                                                        ============   ============    ============   ============
(1)  Shares Issued and Redeemed:
     Shares Issued  .................................        32,133        13,765         33,894         18,580
     Shares Issued in Lieu of Cash Distribution  ....         1,749           774          1,923          1,049
     Shares Redeemed  ...............................        (3,121)       (1,423)        (3,976)        (7,857)
                                                        ------------   ------------    ------------   ------------
                                                             30,761        13,116         31,841         11,772
                                                        ============   ============    ============   ============

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                                                              The United         The
                                                             The Japanese     The Pacific       Kingdom      Continental
                                                                Small          Rim Small         Small          Small
                                                               Company          Company         Company        Company
                                                                Series          Series          Series          Series
                                                            --------------   -------------    ------------   -------------
                                                              Aug. 9 to        Aug. 9 to       Aug. 9 to      Aug. 9 to
                                                               Nov. 30,        Nov. 30,        Nov. 30,        Nov. 30,
                                                                 1996            1996            1996            1996
                                                            --------------   -------------    ------------   -------------
Increase (Decrease) in Net Assets
Operations:
Net Investment Income  ..................................      $    816        $  1,634        $  1,550        $    273
Net Realized Gain (Loss) on Investment Securities  ......          (540)          1,507             (65)          4,083
Net Realized Gain (Loss) on Foreign Currency Transactions           (33)             (3)             65               4
Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency  ........       (31,608)         11,126          16,738           3,231
     Translation of Foreign Currency Denominated Amounts .           (6)             11               8             (71)
                                                            --------------   -------------    ------------   -------------
     Net Increase (Decrease) in Net Assets Resulting from
        Operations ......................................       (31,371)         14,275          18,296           7,520
                                                            --------------   -------------    ------------   -------------
Transactions in Interest:
   Contributions ........................................       393,877         232,462         178,848         360,586
   Withdrawals ..........................................       (32,824)        (15,256)        (14,519)        (32,224)
                                                            --------------   -------------    ------------   -------------
   Net Increase from Transactions in Interest ...........       361,053         217,206         164,329         328,362
                                                            --------------   -------------    ------------   -------------
   Total Increase .......................................       329,611         231,481         182,625         335,882
Net Assets
   Beginning of Period ..................................            --              --              --              --
                                                            --------------   -------------    ------------   -------------
   End of Period ........................................      $329,682        $231,481        $182,625        $335,882
                                                            ==============   =============    ============   =============

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                           The DFA International              The Emerging
                                                               Value Series                  Markets Series
                                                       ----------------------------   ----------------------------
                                                         Year Ended     Year Ended     Year Ended     Year Ended
                                                          Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,
                                                            1996           1995           1996           1995
                                                        ------------   ------------    ------------   ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ............................    $   23,725      $ 10,034       $  1,803        $   516
   Net Realized Gain (Loss) on Investment Securities .       27,321         5,849             43           (168)
   Net Realized Loss on Foreign Currency Transactions .         (82)          (10)           (78)           (57)
   Change in Unrealized Appreciation
     (Depreciation) of:
   Investment Securities and Foreign Currency .......        80,434        17,388          5,536         (2,549)
   Translation of Foreign Currency
      Denominated Amounts............................             9           (27)             7             (3)
                                                        ------------   ------------    ------------   ------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations  ....................       131,407        33,234          7,311         (2,261)
                                                        ------------   ------------    ------------   ------------
Distributions From:
   Net Investment Income ............................       (23,445)       (9,950)            --             --
   Net Realized Gains ...............................        (4,744)       (1,200)            --             --
                                                        ------------   ------------    ------------   ------------
     Total Distributions  ...........................       (28,189)      (11,150)            --             --
                                                        ------------   ------------    ------------   ------------
Capital Share Transactions (1):
   Shares Issued ....................................     1,084,901       315,270             --             --
   Shares Issued in Lieu of Cash Distributions ......        28,189        11,150             --             --
   Shares Redeemed ..................................      (468,842)      (87,499)            --             --
                                                        ------------   ------------    ------------   ------------
     Net Increase From Capital Share Transactions  ..       644,248       238,921             --             --
                                                        ------------   ------------    ------------   ------------
Transactions in Interest:
   Contributions ....................................            --            --        108,247         37,476
   Withdrawals ......................................            --            --         (2,834)        (1,588)
                                                        ------------   ------------    ------------   ------------
     Net Increase from Transactions in Interest  ....            --            --        105,413         35,888
                                                        ------------   ------------    ------------   ------------
     Total Increase  ................................       747,466       261,005        112,724         33,627
Net Assets
   Beginning of Period ..............................       609,386       348,381         49,351         15,724
                                                        ------------   ------------    ------------   ------------
   End of Period ....................................    $1,356,852      $609,386       $162,075        $49,351
                                                        ============   ============    ============   ============
(1)  Shares Issued and Redeemed:
     Shares Issued  .................................        95,652        30,947          N/A            N/A
     Shares Issued in Lieu of Cash Distribution  ....         2,494         1,069
     Shares Redeemed  ...............................       (40,798)       (8,862)
                                                        ------------   ------------
                                                             57,348        23,154
                                                        ============   ============

                See accompanying Notes to Financial Statement

                       THE DFA INVESTMENT TRUST COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                                                     The DFA                     The DFA
                                                                                    Two-Year       The DFA      Two-Year
                                                                                    Corporate     Two-Year       Global
                                                           The DFA One-Year       Fixed Income   Government   Fixed Income
                                                          Fixed Income Series        Series        Series        Series
                                                      --------------------------  -------------- ------------ --------------
                                                        Year Ended   Year Ended     June 7 to     June 7 to     Feb. 9 to
                                                         Nov. 30,     Nov. 30,      Nov. 30,      Nov. 30,      Nov. 30,
                                                           1996         1995          1996          1996          1996
                                                       ------------ ------------  -------------- ------------ --------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income .............................  $  43,492    $  37,419      $  3,222      $  2,648      $  9,662
   Net Realized Gain (Loss) on Investment Securities .       (301)       2,292           164           504           241
   Net Realized Gain on Foreign
    Currency Transactions ............................         --           --            --            --           527
   Change in Unrealized Appreciation
       (Depreciation) of:
     Investment Securities and Foreign Currency  .....      3,135        7,204           823           357         3,711
     Translation of Foreign Currency
       Denominated Amounts............................         --           --            --            --         2,297
                                                       ------------ ------------  -------------- ------------ --------------
     Net Increase in Net Assets Resulting from
       Operations.....................................     46,326     46,915         4,209         3,509        16,438
                                                       ------------ ------------  -------------- ------------ --------------
Distributions From:
   Net Investment Income .............................    (42,530)     (36,973)       (3,053)           --        (6,900)
   Net Realized Gains ................................         --           --            --            --            --
                                                       ------------ ------------  -------------- ------------ --------------
     Total Distributions  ............................    (42,530)     (36,973)       (3,053)           --        (6,900)
                                                       ------------ ------------  -------------- ------------ --------------
Capital Share Transactions (1):
   Shares Issued .....................................    520,113      243,191       126,154            --       323,241
   Shares Issued in Lieu of Cash Distributions .......     32,939       26,791         1,641            --         6,900
   Shares Redeemed ...................................   (403,109)    (166,656)       (6,165)           --       (20,407)
                                                       ------------ ------------  -------------- ------------ --------------
     Net Increase From Capital Share Transactions  ...    149,943      103,326       121,630            --       309,734
                                                       ------------ ------------  -------------- ------------ --------------
Transactions in Interest:
   Contributions .....................................         --           --            --       109,613            --
   Withdrawals .......................................         --           --            --        (8,475)           --
                                                       ------------ ------------  -------------- ------------ --------------
     Net Increase from Transactions in Interest  .....         --           --            --       101,138            --
                                                       ------------ ------------  -------------- ------------ --------------
     Total Increase  .................................    153,739      113,268       122,786       104,647       319,272
Net Assets
   Beginning of Period ...............................    705,554      592,286            --            --            --
                                                       ------------ ------------  -------------- ------------ --------------
   End of Period .....................................  $ 859,293    $ 705,554      $122,786      $104,647      $319,272
                                                       ============ ============  ============== ============ ==============
(1)  Shares Issued and Redeemed:
     Shares Issued  ..................................     52,148       24,470        12,591           N/A        32,201
     Shares Issued in Lieu of Cash Distribution  .....      3,311        2,710           163                         683
     Shares Redeemed  ................................    (40,380)     (16,810)         (607)                     (2,021)
                                                       ------------ ------------  --------------              --------------
                                                           15,079       10,370        12,147                      30,863
                                                       ============ ============  ==============              ==============

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              The U.S. 6-10 Small Company Series
                                      --------------------------------------------------
                                         Year         Year         Year        Feb. 3
                                        Ended        Ended         Ended         to
                                       Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,
                                         1996         1995         1994         1993
 ---------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period .............   $  11.26      $   9.54     $   10.39     $  10.00
                                      ----------   ----------    ----------   ---------
Income From Investment
----------------------
 Operations (2)
 --------------
   Net Investment Income ..........       0.13          0.12          0.12         0.10
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ...       1.92          2.50         (0.07)        0.54
                                      ----------   ----------    ----------   ---------
 Total From Investment
  Operations  .....................       2.05          2.62          0.05         0.64
---------------------------------------------------------------------------------------
Less Distributions (2)
----------------------
   Net Investment Income ..........      (0.13)        (0.12)        (0.11)       (0.10)
   Net Realized Gains .............      (0.62)        (0.78)        (0.79)       (0.15)
                                      ----------   ----------    ----------   ---------
 Total Distributions  .............      (0.75)        (0.90)        (0.90)       (0.25)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period (2)    $  12.56      $  11.26     $    9.54     $  10.39
========================================================================================
Total Return (2)  .................      19.17%        29.19%         0.59%        6.35%#
----------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)  .....................   $268,401      $221,984      $143,630     $161,925
Ratio of Expenses to Average Net
 Assets  ..........................       0.13%         0.15%         0.17%        0.17%*
Ratio of Net Investment Income to
 Average Net Assets  ..............       1.05%         1.18%         1.11%        1.18%*
Portfolio Turnover Rate  ..........      32.38%        21.16%        27.65%       32.88%*
Average Commission Rate (1)  ......   $ 0.0586           N/A           N/A          N/A
----------------------------------------------------------------------------------------

                                                                                             The Enhanced
                                                                                              U.S. Large
                                                                                               Company
                                                 The U.S. Large Company Series                  Series
                                      ---------------------------------------------------   --------------
                                         Year         Year         Year         Feb. 8          July 3
                                        Ended        Ended         Ended          to              to
                                       Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,        Nov. 30,
                                         1996         1995         1994          1993            1996
----------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period .............     $  13.48      $ 10.11      $ 10.27       $ 10.00           $ 10.00
                                      ----------   ----------   ----------   -----------       -----------
Income From Investment
----------------------
 Operations (2)
 --------------
   Net Investment Income ..........         0.15         0.30         0.28          0.24              0.16
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ...         1.41         3.36        (0.14)         0.26              1.74
                                      ----------   ----------    ----------   -----------      -----------
 Total From Investment
  Operations  .....................         1.56         3.66         0.14          0.50              1.90
----------------------------------------------------------------------------------------------------------
Less Distributions (2)
----------------------
   Net Investment Income ..........        (0.16)       (0.29)       (0.29)        (0.23)            (0.14)
   Net Realized Gains .............        (0.08)          --        (0.01)           --                --
                                      ----------   ----------    ----------   -----------      -----------
 Total Distributions  .............        (0.24)       (0.29)       (0.30)        (0.23)            (0.14)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period (2)      $  14.80      $ 13.48      $ 10.11       $ 10.27           $ 11.76
==========================================================================================================
Total Return (2)  .................        11.60%#      36.77%        1.30%         5.05%#           18.95%#
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)  .....................     $466,441      $97,118      $48,657       $37,853           $29,213
Ratio of Expenses to Average Net
 Assets  ..........................         0.12%        0.02%(a)     0.02%(a)      0.02%*(a)         0.29%*(b)
Ratio of Net Investment Income to
 Average Net Assets  ..............         2.12%        2.61%(a)     2.83%(a)      2.87%*(a)         4.60%*(b)
Portfolio Turnover Rate  ..........        14.09%        2.38%        8.52%        34.36%*           211.07%*
Average Commission Rate (1)  ......     $ 0.0212          N/A           N/A          N/A           $ 0.0200
----------------------------------------------------------------------------------------------------------

*   Annualized
#   Non-annualized
(a) Had certain reimbursements not been in effect the ratios of expenses to average net assets for the periods ended November 30, 1995, 1994 and 1993 would have been 0.18%, 0.33% and 0.48%, respectively, and the ratios of net investment income to average net assets for the period November 30, 1995, 1994 and 1993, would have been 2.45%, 2.52% and 2.41%, respectively.
(b) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC fiscal years beginning after September 1, 1995.
(2) For the U.S. Large Company Series, items are calculated for the period December 1, 1995 through May 31, 1996. Effective June 1, 1996, this Series was reorganized as a partnership, and these items are no longer applicable.

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               The U.S. Small Cap Value Series
                                     ----------------------------------------------------
                                         Year          Year         Year        March 2
                                        Ended         Ended         Ended         to
                                       Nov. 30,      Nov. 30,     Nov. 30,     Nov. 30,
                                         1996          1995         1994         1993
-----------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ...........    $    14.02      $  11.15      $  11.04       $ 10.00
                                     ------------  ----------    ----------    ----------
Income From Investment
----------------------
 Operations
 ----------
   Net Investment Income .........         0.15          0.14          0.12          0.08
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..         2.88          3.06          0.16          1.09
                                     ------------  ----------    ----------    ----------
   Total From Investment
    Operations  ..................         3.03          3.20          0.28          1.17
-----------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .........        (0.15)       (0.14)         (0.12)        (0.07)
   Net Realized Gains ............        (0.32)       (0.19)         (0.05)        (0.06)
                                     ------------   ----------    ----------   ----------
   Total Distributions ...........        (0.47)       (0.33)         (0.17)        (0.13)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..   $    16.58      $  14.02      $  11.15       $ 11.04
=========================================================================================
Total Return  ....................        22.14%        28.81%         2.52%        11.69%#
-----------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................   $1,248,213      $624,343      $350,277       $95,681
Ratio of Expenses to Average Net
   Assets ........................         0.29%         0.32%         0.32%         0.33%*
Ratio of Net Investment Income to
   Average Net Assets ............         1.11%         1.22%         1.50%         1.35%*
Portfolio Turnover Rate  .........        14.91%        20.62%         8.22%         1.07%*
Average Commission Rate (1)  ....    $   0.0658           N/A           N/A           N/A
-----------------------------------------------------------------------------------------

                                                     The U.S. Large Cap Value Series
                                     -------------------------------------------------
                                        Year         Year         Year        Feb. 19
                                       Ended        Ended         Ended         to
                                      Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,
                                        1996         1995         1994         1993
--------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ............   $  13.29       $   9.92      $  10.59     $ 10.00
                                     --------     ----------    ----------   ---------
Income From Investment
----------------------
 Operations
 ----------
   Net Investment Income .........       0.31           0.32          0.33        0.20
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..       2.57           3.53         (0.65)       0.58
                                     --------     ----------    ----------   ---------
   Total From Investment
    Operations  ..................       2.88           3.85         (0.32)       0.78
--------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .........      (0.31)         (0.31)        (0.35)      (0.18)
   Net Realized Gains ............      (0.34)         (0.17)           --       (0.01)
                                     --------     ----------    ----------   ---------
   Total Distributions ...........      (0.65)         (0.48)        (0.35)      (0.19)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..   $  15.52       $  13.29      $   9.92     $ 10.59
======================================================================================
Total Return  ....................      22.48%         39.26%       (3.13)%       7.79%#
--------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................   $987,942       $423,027      $198,848     $90,271
Ratio of Expenses to Average Net
   Assets ........................       0.19%          0.21%         0.22%       0.23%*
Ratio of Net Investment Income to
   Average Net Assets ............       2.37%          2.84%         3.72%       3.75%*
Portfolio Turnover Rate  .........      20.12%         29.41%        39.33%       0.75%*
Average Commission Rate (1)  .....   $ 0.0499            N/A           N/A         N/A
--------------------------------------------------------------------------------------

*   Annualized
#   Non-annualized See accompanying Notes to Financial Statements
(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC fiscal years beginning after September 1, 1995.

                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       The
                                         The            The           United          The
                                      Japanese      Pacific Rim      Kingdom      Continental
                                        Small          Small          Small          Small
                                       Company        Company        Company        Company
                                       Series         Series          Series         Series
                                     -----------   -------------    -----------   -------------
                                       Aug. 9         Aug. 9          Aug. 9         Aug. 9
                                         to             to              to             to
                                      Nov. 30,       Nov. 30,        Nov. 30,       Nov. 30,
                                        1996           1996            1996           1996
-----------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ............          N/A+            N/A+           N/A+            N/A+
                                     -----------   -------------    -----------   -------------
Income From Investment Operations
---------------------------------
   Net Investment Income .........            --              --             --              --
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..            --              --             --              --
                                     -----------   -------------    -----------   -------------
   Total From Investment
     Operations  .................            --              --             --              --
-----------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .........            --              --             --              --
   Net Realized Gains ............            --              --             --              --
                                     -----------   -------------    -----------   -------------
Total Distributions  .............            --              --             --              --
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..          N/A+            N/A+           N/A+            N/A+
===============================================================================================
Total Return  ....................          N/A+            N/A+           N/A+            N/A+
-----------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................      $329,682        $231,481       $182,625        $335,882
Ratio of Expenses to Average Net
   Assets ........................          0.29%*(a)       0.45%*(a)      0.29%*(a)       0.31%*(a)
Ratio of Net Investment Income to
   Average Net Assets ............          0.76%*(a)       2.50%*(a)      2.94%*(a)       0.27%*(a)
Portfolio Turnover Rate  .........          1.67%*          8.04%*         4.55%*          6.69%*
Average Commission Rate (1)  .....      $ 0.0427        $ 0.0102       $ 0.0050        $ 0.0392
-----------------------------------------------------------------------------------------------

                                               The DFA International
                                                   Value Series
                                     -----------------------------------------
                                         Year           Year        Feb. 15
                                         Ended         Ended           to
                                       Nov. 30,       Nov. 30,      Nov. 30,
                                         1996           1995          1994
------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ............    $    10.55       $  10.06       $  10.00
                                      ------------   ----------    -----------
Income From Investment Operations
---------------------------------
   Net Investment Income .........          0.23           0.20           0.13
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..          1.32           0.52           0.07
                                      ------------   ----------    -----------
   Total From Investment
     Operations  .................          1.55           0.72           0.20
------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .........         (0.23)         (0.21)         (0.13)
   Net Realized Gains ............         (0.08)         (0.02)         (0.01)
                                      ------------   ----------    -----------
Total Distributions  .............         (0.31)         (0.23)         (0.14)
------------------------------------------------------------------------------
Net Asset Value, End of Period  ..    $    11.79       $  10.55       $  10.06
==============================================================================
Total Return  ....................         14.85%          7.20%          1.99%#
------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................    $1,356,852       $609,386       $348,381
Ratio of Expenses to Average Net
   Assets ........................          0.36%          0.42%          0.45%*(b)
Ratio of Net Investment Income to
   Average Net Assets ............          2.23%          2.14%          1.84%*(b)
Portfolio Turnover Rate  .........         12.23%          9.75%          1.90%*
Average Commission Rate (1)  .....    $   0.0112            N/A            N/A
------------------------------------------------------------------------------

*   Annualized
#   Non-annualized
+ Not applicable as The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series are organized as Partnerships.
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(b) Had certain waivers not been in effect, the ratio of expenses to average net assets for the period ended November 30, 1994 would have been 0.48%, and the ratio of net investment income to average net assets for the period ended November 30, 1994 would have been 1.81%.
(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD





                                         The Emerging Markets Series
                                    -------------------------------------
                                          Year         Year       April 25
                                         Ended        Ended          to
                                        Nov. 30,     Nov. 30,     Nov. 30,
                                          1996         1995         1994
-----------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ............         N/A+         N/A+         N/A+
                                     ----------   ----------    ----------
Income From Investment
----------------------
 Operations
 ----------
   Net Investment Income .........           --           --            --
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..           --           --            --
                                     ----------   ----------    ----------
 Total From Investment
    Operations ...................           --           --            --
-----------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .........           --           --            --
   Net Realized Gains ............           --           --            --
                                     ----------   ----------    ----------
   Total Distributions ...........           --           --            --
-----------------------------------------------------------------------------
Net Asset Value, End of Period  ..         N/A+         N/A+          N/A+
 ================ ................   ==========   ==========    ==========
Total Return  ....................         N/A+         N/A+          N/A+
 ---------------- ................   ----------   ----------    ----------
Net Assets, End of Period
   (thousands) ...................     $162,075      $49,351       $15,724
Ratio of Expenses to Average Net
   Assets ........................         0.66%        0.87%         1.49%*
Ratio of Net Investment Income to
   Average Net Assets ............         1.63%        1.70%         0.56%*
Portfolio Turnover Rate  .........         0.37%        8.17%         1.28%*
Average Commission Rate (2)  .....     $ 0.0010          N/A           N/A
-----------------------------------------------------------------------------

                                               The DFA One-Year Fixed Income Series(1)
                                      ---------------------------------------------------------
                                        Year              Year           Year         Feb. 8
                                        Ended            Ended         Ended           to
                                      Nov. 30,          Nov. 30,       Nov. 30,      Nov. 30,
                                        1996            1995           1994          1993
------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ............    $  10.00          $   9.84      $  10.06       $  10.00
                                    ----------        ----------    ----------     ----------
Income From Investment
----------------------
 Operations
 ----------
   Net Investment Income .........        0.56              0.60          0.44           0.31
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..        0.03              0.16         (0.18)          0.03
                                    ----------        ----------    ----------     ----------
 Total From Investment
    Operations ...................        0.59              0.76          0.26           0.34
------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .........       (0.56)            (0.60)        (0.43)         (0.28)
   Net Realized Gains ............          --             --            (0.05)         --
                                    ----------        ----------    ----------     ----------
   Total Distributions ...........       (0.56)            (0.60)        (0.48)         (0.28)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..    $  10.03          $  10.00      $   9.84       $  10.06
================================================================================================
Total Return  ....................        6.10%             7.91%         2.61%          3.39%#
------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................    $859,293          $705,554      $592,286       $608,428
Ratio of Expenses to Average Net
   Assets ........................        0.09%             0.10%         0.10%          0.10%*
Ratio of Net Investment Income to
   Average Net Assets ............        5.62%             6.04%         4.41%          3.80%*
Portfolio Turnover Rate  .........       95.84%            81.31%       140.82%        111.67%*
Average Commission Rate (2)  .....         N/A               N/A           N/A            N/A
------------------------------------------------------------------------------------------------

*   Annualized
#   Non-annualized
+ Not applicable as The Emerging Markets Series is organized as a partnership.
(1) (Restated to reflect a 900% stock dividend as of January 2, 1996)
(2) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    The DFA                          The DFA
                                                    Two-Year        The DFA         Two-Year
                                                   Corporate        Two-Year         Global
                                                  Fixed Income     Government     Fixed Income
                                                     Series          Series          Series
                                                 --------------   ------------    --------------
                                                   June 7 to       June 7 to        Feb 9 to
                                                    Nov. 30,        Nov. 30,        Nov. 30,
                                                      1996            1996            1996
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  ........       $  10.00            N/A+           $  10.00
                                                 ------------    ------------     --------------
Income From Investment Operations
---------------------------------
   Net Investment Income .....................           0.28              --               0.34
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..............           0.09              --               0.25
                                                 ------------    ------------     --------------
 Total From Investment Operations  ...........           0.37              --               0.59
------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .....................          (0.26)             --              (0.25)
   Net Realized Gains ........................             --              --                 --
                                                 ------------    ------------     --------------
   Total Distributions .......................          (0.26)             --              (0.25)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..............       $  10.11           N/A+            $  10.34
================================================================================================
Total Return  ................................           3.76%#         N/A+                6.01%#
------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)  .......       $122,786       $104,647            $319,272
Ratio of Expenses to Average Net Assets  .....           0.23%*(a)      0.23%*(a)           0.20%*(a)
Ratio of Net Investment Income to Average
  Net Assets .................................           6.11%*(a)      5.95%*(a)           4.51%*(a)
Portfolio Turnover Rate  .....................          81.97%*       200.59%*             87.07%*
------------------------------------------------------------------------------------------------

*   Annualized
#   Non-annualized
+ Not applicable as The DFA Two-Year Government Series is organized as a partnership.
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1996, The Trust consisted of fifteen investment portfolios: The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series (the "Domestic Equity Portfolios"), The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Portfolio, The DFA International Value Series and The Emerging Markets Series (the "International Equity Portfolios"), The DFA One-Year Fixed Income Series, The DFA Two-Year Corporate Fixed Income Series, The DFA Two-Year Government Series and The DFA Two-Year Global Fixed Income Series (the "Fixed Income Portfolios") (collectively, the "Series").

   On August 9, 1996, four portfolios of DFA Investment Dimensions Group, Inc. (the "Fund"); The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, respectively, transferred their investable assets for shares with equal values of a corresponding Series of the Trust (the "Transfer").

   On June 1, 1996 the U.S. Large Company Series ("this Series") was reorganized from an entity taxed as a corporation to an entity taxed as a partnership for income tax purposes. This reorganization was accomplished by an amendment to the organization document of the Series which for income tax purposes was treated as a liquidation of this Series, immediate distribution of its assets to its sole shareholder at May 31, 1996, which was the U.S. Large Company Portfolio (the "Portfolio") and subsequent contribution of those assets from the Portfolio, along with a nominal contribution from the Advisor to this Series to create the partnership. On June 2, 1996, an unrelated investment company contributed assets valued at $225,957,696 to this Series in exchange for a 63.4% interest in this Series. The total net assets of this Series increased to $356,632,854 immediately following this transaction. These transactions are expected to be tax-free events to all parties involved based on rulings obtained from the Internal Revenue Service. For financial reporting purposes, this Series continues to exist and as such, will maintain all of its previous operating history throughout the financial statements.

   On December 20, 1995, the Board of Trustees of The DFA Investment Trust Company approved a 900% stock dividend under Delaware Trust Law, which is treated as a 10 for 1 stock split for financial reporting purposes for The DFA One-Year Fixed Income Series. The record date of the stock dividend was January 1, 1996, and the ex-date and payable dates were January 2, 1996. This was a tax-free event to the shareholders of this series. All share and per share data as of and for the period ended November 30,1995 and all prior periods have been restated to reflect the stock dividend.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. Security Valuation: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

   Fixed income instruments held by The Enhanced U.S. Large Company Series and the Fixed Income Portfolios are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

   2. Foreign Currency Translation: Securities, other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Federal Income Taxes: It the intention of The U.S. 6-10 Small Company Series, The Enhanced U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series The DFA International Value Series, The DFA One-Year Fixed Income Series, The DFA Two-Year Corporate Fixed Income Series, and The DFA Two-Year Global Fixed Income Series to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

   The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The DFA Two-Year Government Series are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Series will be deemed to have been "passed through" to their Feeder Funds.

   4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 1996, the Series' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

  The U.S. 6-10 Small Company Series  ...............        .03  of 1%
  The U.S. Large Company Series  ....................        .025 of 1%
  The Enhanced U.S. Large Company Series  ...........        .05  of 1%
  The U.S. Small Cap Value Series  ..................        .20  of 1%
  The U.S. Large Cap Value Series  ..................        .10  of 1%
  The Japanese Small Company Series  ................        .10  of 1%
  The Pacific Rim Small Company Series  .............        .10  of 1%
  The United Kingdom Small Company Series  ..........        .10  of 1%
  The Continental Small Company Series  .............        .10  of 1%
  The DFA International Value Series  ...............        .20  of 1%
  The Emerging Markets Series  ......................        .10  of 1%
  The DFA One-Year Fixed Income Series  .............        .05  of 1%
  The DFA Two-Year Corporate Fixed Income Series  ...        .15  of 1%
  The DFA Two-Year Government Series  ...............        .15  of 1%
  The DFA Two-Year Global Fixed Income Series  ......        .05  of 1%

   Through November 30, 1995 the Advisor had agreed to bear all of the ordinary operating expenses of The U.S. Large Company Series except for the advisory fee. Effective December 1, 1995, The U.S. Large Company Series is obligated to bear all of its expenses including its advisory fee.

   Beginning December 1, 1994, The DFA International Value Series began to reimburse the Advisor for fees waived over the preceding twelve month period. For the year ended November 30, 1995 this reimbursement to the advisor amounted to $52,864. No additional previously waived fees are subject to future reimbursement.

   Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D.  PURCHASE AND SALES OF SECURITIES:

   For the year ended November 30, 1996, the Series made the following purchases and sales of investment securities:

                                                                                      Other
                                                       U.S. Government              Investment
                                                         Securities                 Securities
                                                  ------------------------   ------------------------
                                                    Purchases      Sales      Purchases      Sales
                                                      (000)        (000)        (000)        (000)
                                                   -----------   ---------    -----------   ---------
The U.S. 6-10 Small Company Series  ............          --           --      $ 88,010     $ 84,230
The U.S. Large Company Series  .................          --           --       282,929       34,231
The Enhanced U.S. Large Company Series  ........          --           --        23,592       11,016
The U.S. Small Cap Value Series  ...............          --           --       569,123      139,425
The U.S. Large Cap Value Series  ...............          --           --       563,336      138,264
The Japanese Small Company Series  .............          --           --        66,542        1,460
The Pacific Rim Small Company Series  ..........          --           --        17,404        5,500
The United Kingdom Small Company Series  .......          --           --         8,388        2,574
The Continental Small Company Series  ..........          --           --        18,588        8,815
The DFA International Value Series  ............          --           --       751,137      125,444
The Emerging Markets Series  ...................          --           --       103,945          393
The DFA One-Year Fixed Income Series  ..........    $244,649      $86,129       430,616      228,288
The DFA Two-Year Corporate Fixed Income Series        88,635       50,399        78,392           --
The DFA Two-Year Government Series  ............     193,216       92,635            --           --
The DFA Two-Year Global Fixed Income Series  ...      10,964       10,950       482,606      182,334

E. INVESTMENT TRANSACTIONS:

   At November 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of futures, swap contract, investment securities and foreign currencies for each Series were as follows:

                                                   Gross Unrealized   Gross Unrealized
                                                     Appreciation       Depreciation         Net
                                                   ----------------   ----------------    ----------
                                                        (000)              (000)            (000)
The U.S. 6-10 Small Company Series  ............       $ 75,533           $(26,221)       $ 49,312
The U.S. Large Company Series  .................        150,865             (3,615)        147,250
The Enhanced U.S. Large Company Series  ........          3,743                 (6)          3,737
The U.S. Small Cap Value Series  ...............        294,999            (74,357)        220,642
The U.S. Large Cap Value Series  ...............        154,809             (7,938)        146,871
The Japanese Small Company Series  .............         15,069            (51,869)        (36,800)
The Pacific Rim Small Company Series  ..........         58,636            (27,790)         30,846
The United Kingdom Small Company Series  .......         66,676            (33,272)         33,404
The Continental Small Company Series  ..........         84,963            (55,493)         29,470
The DFA International Value Series  ............        175,106            (73,404)        101,702
The Emerging Markets Series  ...................         18,185            (14,744)          3,441
The DFA One-Year Fixed Income Series  ..........          3,554               (124)          3,430
The DFA Two-Year Corporate Fixed Income Series              823                 --             823
The DFA Two-Year Government Series  ............            357                 --             357
The DFA Two-Year Global Fixed Income Series  ...          6,178             (2,467)          3,711

   At November 30, 1996, The DFA One-Year Fixed Income Series had a capital loss carryover for federal income tax purposes of approximately $3,032,000 of which $2,705,000 and $327,000 expire on November 30, 2003 and 2004, respectively.

F. COMPONENTS OF NET ASSETS:

                                                       At November 30, 1996 Net Assets Consist of:
                          ------------------------------------------------------------------------------------------------------
                                                                  (Amounts in thousands)
                                                                                        Unrealized
                                                                                       Appreciation
                                                                                      (Depreciation)
                                                                                            of
                                                                       Undistributed   Futures, Swap
                                                                       Net Realized      Contract,
                                      Undistributed                       Foreign       Investment    Unrealized Net
                                           Net         Undistributed     Exchange       Securities        Foreign
                           Paid-In      Investment     Net Realized        Gain         and Foreign      Exchange     Total Net
                           Capital        Income        Gain (Loss)       (Loss)         Currency          Gain         Assets
                          ----------- --------------- --------------- --------------- ---------------  -------------- -----------
The U.S. 6-10 Small Company
  Series  ...............  $  188,994      $  116          $29,979            --          $ 49,312             --      $  268,401
The Enhanced U.S. Large
  Company Series  .......      25,121          69              142          $(28)            3,737         $  172          29,213
The U.S. Small Cap Value
  Series  ...............     970,037         418           57,116            --           220,642             --       1,248,213
The U.S. Large Cap Value
  Series  ...............     788,054         528           52,489            --           146,871             --         987,942
The DFA International Value
  Series  ...............   1,227,618         377           27,211           (82)          101,702             26       1,356,852
The DFA One-Year Fixed
  Income Series  ........     854,699       4,204           (3,040)           --             3,430             --         859,293
The DFA Two-Year Corporate
  Fixed Income Series  ..     121,630         169              164            --               823             --         122,786
The DFA Two-Year Global
  Fixed Income Series  ..     309,734       2,762              241           527             3,711          2,297         319,272

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements. The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 29, 1996.

   2. Forward Foreign Currency Contracts: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 1996, The Enhanced U.S. Large Company and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

THE ENHANCED U.S. LARGE COMPANY SERIES

                                                                                               Unrealized
                                                                                                 Foreign
 Expiration                                                Contract          Value at         Exchange Gain
   Date                     Currency Sold                   Amount      November 30, 1996        (Loss)
 ------------  --------------------------------------    -------------   -----------------   ---------------
12/09/96          1,880,647   Canadian Dollar            $ 1,413,701       $ 1,392,833          $ 20,868
12/12/96          5,100,882   French Francs                1,000,860           975,976            24,884
12/18/96            523,068   British Pound Sterling         869,862           879,167            (9,305)
12/18/96          2,144,166   Canadian Dollar              1,603,235         1,588,957            14,278
12/19/96          1,040,871   Canadian Dollar                780,556           771,353             9,203
12/23/96          1,053,405   Canadian Dollar                786,358           780,705             5,653
12/23/96          2,149,695   Netherlands Guilder          1,275,783         1,246,766            29,017
12/23/96          2,144,848   German Marks                 1,426,096         1,395,252            30,844
12/23/96          1,067,355   Canadian Dollar                795,228           790,980             4,248
12/23/96          1,079,266   Canadian Dollar                804,522           799,634             4,888
12/24/96         80,063,014   Japanese Yen                   718,054           702,829            15,225
12/26/96          3,249,567   French Francs                  639,553           622,053            17,500
12/27/96          1,049,809   Canadian Dollar                783,615           777,968             5,647
01/02/97          1,091,090   Canadian Dollar                809,114           809,050                64
                                                         -------------   -----------------   ---------------
                                                         $13,706,537       $13,533,523          $173,014
                                                         =============   =================   ===============

The DFA Two-Year Global Fixed Income Series

                                                                                                   Unrealized
                                                                                                     Foreign
 Expiration                                                   Contract           Value at         Exchange Gain
   Date                      Currency Sold                     Amount       November 30, 1996        (Loss)
------------  -----------------------------------------    --------------   -----------------   ---------------
12/04/96             2,075,878   British Pound Sterling     $  3,380,567       $  3,490,270        $ (109,703)
12/04/96             1,022,929   British Pound Sterling        1,665,840          1,720,080           (54,240)
12/04/96             3,257,141   Canadian Dollar               2,439,441          2,411,004            28,437
12/09/96             9,543,703   Canadian Dollar               7,174,098          7,067,819           106,279
12/09/96             2,422,269   British Pound Sterling        3,968,888          4,071,265          (102,377)
12/12/96             6,383,325   Netherlands Guilders          3,781,591          3,694,476            87,115
12/12/96             8,338,582   Canadian Dollar               6,262,548          6,176,108            86,440
12/16/96             5,334,556   German Marks                  3,544,555          3,466,864            77,691
12/16/96            15,009,301   Netherlands Guilders          8,889,659          8,692,801           196,858
12/16/96            11,093,185   Canadian Dollar               8,318,849          8,217,515           101,334
12/18/96             2,907,954   British Pound Sterling        4,835,928          4,887,617           (51,689)
12/18/96             4,395,436   Canadian Dollar               3,286,553          3,257,138            29,415
12/18/96            34,732,641   French Francs                 6,814,330          6,650,883           163,447
12/18/96           223,858,288   Japanese Yen                  2,012,209          1,963,444            48,765
12/18/96             2,164,347   Netherlands Guilders          1,279,921          1,254,872            25,049
12/18/96             4,420,006   German Marks                  2,929,096          2,873,949            55,147
12/23/96             3,146,227   Canadian Dollar               2,344,082          2,331,404            12,678
12/23/96            33,096,920   French Francs                 6,508,736          6,336,026           172,710
12/23/96             9,375,284   Netherlands Guilders          5,563,967          5,437,354           126,613
12/23/96             2,765,432   British Pound Sterling        4,629,333          4,646,270           (16,937)
12/23/96           268,310,895   Japanese Yen                  2,406,376          2,355,059            51,317
12/23/96             2,125,084   Canadian Dollar               1,583,520          1,574,723             8,797
12/23/96             1,755,965   Canadian Dollar               1,308,956          1,300,908             8,048
12/23/96            13,040,126   German Marks                  8,670,297          8,482,400           187,897
12/26/96           328,318,750   Japanese Yen                  2,948,529          2,881,098            67,431
12/27/96            29,393,731   German Marks                 19,621,983         19,114,003           507,980
12/27/96             3,110,801   British Pound Sterling        5,252,587          5,230,155            22,432
12/27/96            13,318,874   Canadian Dollar               9,941,684          9,869,190            72,494
12/27/96             2,363,803   Canadian Dollar               1,761,403          1,752,387             9,016
12/30/96         2,041,024,011   Japanese Yen                 18,022,287         17,926,547            95,740
12/30/96               948,611   British Pound Sterling        1,584,180          1,594,948           (10,768)
12/30/96            33,980,190   French Franc                  6,559,882          6,505,286            54,596
12/30/96            18,559,697   German Mark                  12,158,334         12,076,496            81,838
12/31/96             8,385,788   British Pound Sterling       14,042,002         14,092,345           (50,343)
12/31/96            26,965,327   Netherlands Guilders         15,732,396         15,635,541            96,855
12/31/96            67,871,216   Canadian Dollar              50,405,656         50,307,464            98,192
                                                            --------------   -----------------   ---------------
                                                            $261,630,263       $259,345,709        $2,284,554
                                                            ==============   =================   ===============

   Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series will enter into forward contracts only for hedging purposes.

   3. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

   4. Futures Contracts. During the year ended November 30, 1996, the Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Enhanced deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Enhanced records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   At November 30, 1996, Enhanced had outstanding 70 long futures contracts on the S & P 500 Index, 67 of which expire December 20, 1996 and 3 of which expire March 21, 1997. The value of such contracts on November 30, 1996 was $26,549,325 which resulted in an unrealized gain of $3,289,750.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

   5. Equity Index Swaps - Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the contract is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counter party, the accumulated net unrealized gain or loss, which will then be recorded as realized.

   At November 30, 1996, Enhanced had an outstanding equity index swap with Morgan Stanley dated July 15, 1996 (which represents approximately 8% of the net assets of Enhanced), terminating on January 15, 1997. The notional value of the swap was $2,000,000 and Enhanced had recorded net unrealized appreciation of $380,366 consisting of $42,394 owed to Morgan Stanley and $422,760 owed to Enhanced. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.10% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S & P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

   Risks may arise upon entering into equity index swaps in the event of the default or bankruptcy of a swap agreement counter party.

H. LINE OF CREDIT

   In July, 1996, the Trust, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow between 25% and 33 1/3% of its net assets as determined by its investment policies, up to a maximum of $50 million per portfolio. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the rate of borrowing. Each portfolio is individually and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 1996, The U.S. Large Company Series was the only portfolio of the Trust that borrowed against the line of credit. The weighted average interest rate during the term of the loan was 5.78%. The U.S. Large Company Series borrowed a weighted average balance of $550,235 for 10 days and incurred $1,502 in interest expense. There were no outstanding borrowings under the line of credit at November 30, 1996.

I. SECURITIES LENDING:

   Domestic security loans are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. International security loans are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the opinion of the lending agent, replace the loaned securities. The market value of securities on loan to brokers and the related collateral cash received at November 30, 1996, is as follows:


                                         Value of Securities        Value of
                                         Securities on Loan        Collateral
                                         -------------------   -----------------
Domestic Equity Portfolios
--------------------------
The U.S. 6-10 Small Company Series  ..      $  5,397,033          $  5,504,974
The U.S. Large Company Series  .......        28,816,339            29,392,666
The U.S. Small Cap Value Series  .....        23,091,321            23,553,147
The U.S. Large Cap Value Series  .....        45,114,161            46,016,444

International Equity Portfolios
-------------------------------
The Japanese Small Company Series  ...        79,598,976            84,930,440
The Pacific Rim Small Company Series          12,603,563            13,891,700
The Continental Small Company Series          11,472,901            12,144,134
The DFA International Value Series  ..       203,093,374           216,046,202

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                      REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS, PARTNERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

We have audited the accompanying statement of assets and liabilities including the schedule of investments of The DFA Investment Trust Company, The Enhanced U.S. Large Company Series, and the statements of net assets of The DFA Investment Trust Company (comprising, respectively, The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The DFA International Value Series, The Emerging Markets Series, The DFA One-Year Fixed Income Series, The DFA Two-Year Corporate Fixed Income Series, The DFA Two-Year Government Series, and The DFA Two-Year Global Fixed Income Series) as of November 30, 1996, and the related statements of operations for the year (or period) then ended, the statements of changes in net assets for each of the two years (or periods) in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios constituting The DFA Investment Trust Company as of November 30, 1996, and the results of their operations for the year (or period) then ended, the changes in their net assets for each of the two years (or periods) in the period then ended and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 17, 1997

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